VARIABLE PRODUCTS

The Variable Series

       semi-annual report
            June 30, 2002

[LOGO]
John Hancock

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         Not FDIC Insured     Not Bank Guaranteed     May Lose Value
         Not a Deposit     Not Insured by Any Federal Government Agency
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Dear Shareholder,

At the time of our last report, Americans were beginning to see the end of the recession we experienced in 2001. The economy's upward trend had created a modest rebound in earnings and stock prices. Currently, it appears that with an increase in productivity and a subdued inflation rate, this economic recovery will continue in the coming months. It's evident that recent accounting scandals have cast doubt on the reality of corporate earnings, which has hurt stock prices severely. However, despite the lowest equity values in four years, it is important to remember that an investor who had been adding to a stock portfolio over the last decade would still be looking at positive investment returns today.

Although the health of the economy is improving, the unemployment rate remains high and may continue to climb before it decreases. Companies are continuing to feel the effects of last year's recession, which all but eliminated the budget surplus. Businesses and investors alike are also adjusting to the persistent threat of terrorism, and the uncertainty it can cause. Other recent challenges include: fierce global competition, which greatly reduces corporate pricing power; and a weakening dollar, which discourages foreign investment in U.S. stocks.

As always, the key to weathering the ups and downs of the economic cycle is long-term investing and proper asset allocation. Another way to offset market volatility is Dollar Cost Averaging. By investing equal amounts of your money at specified time periods, it helps ensure that you buy fewer shares when prices are high and more shares when prices are low.

The recent Enron and WorldCom frauds are prime examples of why investors should remain diversified, over time, across asset classes and investment products. Given the unpredictability of the economy, your variable life insurance and annuity products will be positioned to capitalize on stronger sectors.

Especially in uncertain economic times, it is valuable to look to your John Hancock registered representative for assistance with your financial goals and concerns. For almost a century and a half, John Hancock has been here to understand and meet your financial needs. Regardless of the economic climate, John Hancock will continue to help our policyholders meet all of their long-term goals.

As always, thank you for choosing John Hancock.

[PHOTO]
Michele G. Van Leer
Chairman

[PHOTO]
Kathleen F. Driscoll
President and Vice Chairman

Sincerely,

/s/ Michele G. Van Leer                /s/ Kathleen F. Driscoll

Michele G. Van Leer                    Kathleen F. Driscoll
Chairman                               President and Vice Chairman

  ECONOMIC OVERVIEW
  JOHN HANCOCK ECONOMIC RESEARCH                       JUNE 30, 2002


The first half of 2002 saw the beginning of an economic recovery from the 2001 recession. Equity prices, however, have not bounced back in anticipation of the normal post-recession revival of corporate profits; indeed, the S&P 500 ended the second quarter down another 14% from year-end 2001, and has fallen further during the first half of July.

It is reasonable to expect a rebound in earnings and stock prices as the economy recovers. But the past two years illustrate the danger of assuming any "normal" pattern - in reality, every cycle is unique. This time around, we had the end of an unprecedented bull market, followed by a dramatic collapse in business spending, and a continued intensifying of the global competition that constrains profit margins. And just when a revival of business and consumer confidence might have been expected, we had September 11, 2001.

The economic outlook is now quite positive, but financial markets still face daunting risks even if the economy recovers as expected: a flow of accounting scandals that cast doubt on corporate earnings reports; a weakening dollar, which may discourage foreign investors from increasing dollar allocations; a new environment of price stability and global competition that sharply reduces corporate pricing power; and, of course, threats of war and terrorism that were barely on the radar screen a year ago.

The most likely scenario for the second half of 2002 is still healthy US economic growth, but a legitimate sense of insecurity justifies a cautious investing approach. Volatile markets reinforce the traditional wisdom of diversification and incremental portfolio changes.


  NOTE: The portfolio management discussions set forth on pages 1 through 32 of this Report are provided by John Hancock Life Insurance Company, in its role as adviser to the Funds, based upon consultations with the portfolio managers.

                                                      Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team


Growth & Income Fund
  The Fund employs a multi-style and multi-manager approach with two sub-advisers independently managing portions of the Fund. The Fund uses three distinct investment styles intended to complement each other: growth, value and blend. As of quarter-end, Independence managed approximately 83% (blend sleeve at 62% and value sleeve at 21%) and Putnam managed approximately 17% (growth sleeve).
  The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
  Independence selects stocks using a combination of fundamental equity research and quantitative portfolio construction tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.
  Putnam selects stocks using a combination of a systematic screening approach and proprietary, fundamental equity research to identify stocks with opportunities for above average growth.

Fund Commentary
..  Year-to-date, the Fund returned -11.39%, outperforming its custom benchmark
   (S&P 500 through April and Russell 1000 Index thereafter).

Independence Investment LLC
..  Blend Sleeve: This portion of the Fund outperformed its benchmark.
   Performance was driven primarily by favorable security selection, with sector allocation decisions also favorable.
..  The Integrated Oils sector, including holdings Royal Dutch Petroleum and
   Exxon Mobil, was among the strongest contributors to absolute return in the portfolio. Sector selection coupled with strong stock selection in names like Unilever and Procter and Gamble helped Consumer Staples post the greatest contribution to portfolio returns for the first half of 2002. Software maker Microsoft and Semiconductor manufacturer Intel were Technology names that contributed to the sector being the largest detractor from performance for the period.
..  Value Sleeve: This portion of the Fund outperformed its benchmark.
   Performance was driven by a combination of favorable security selection and sector allocation.
.. Stock selection was particularly strong within the Healthcare sector make it the largest contributor to performance in the first half of the year. A significant overweight to Health Care Management Services companies offset Pharmacueticals' poor performance. Overweight in Consumer Staples and stock selection in Integrated Oils companies with names like Royal Dutch Petroleum helped those sectors become major contributors to the period return. Despite an underweight in Telecomm, Utilities proved to be the largest detractor to portfolio returns.

Putnam Investments
.. Growth Sleeve: This portion of the Fund slightly underperformed its benchmark. Performance was driven primarily by unfavorable stock selection, yet sector allocation decisions were favorable.
..  In capital goods, the Fund benefited from aerospace/defense (Lockheed
   Martin, Northrop Grumman). In the consumer area, owning Starbucks was a positive, as was Pepsi Bottling Group. Detractors included technology (Intel and Microsoft), where demand has slowed, as well as conglomerates (General Electric and Tyco), where investor sentiment has soured toward large-cap stocks. In the case of Tyco investor concerns continued to plague that stock, especially in terms of the sale of Tyco's financial arm, and whether its proceeds would be sufficient to cover impending debt repayment requirements. In health care, pharmaceutical companies, particularly Schering-Plough, continued to deal with generic competition, patent expiration concerns, and more stringent FDA approval processes and manufacturing oversight. Health-care services, such as Trigon Healthcare, were beneficial, however.
..  Going forward, the Fund sees opportunities in the health-care sector
   (especially in services and pharmaceuticals) in energy, and in consumer cyclicals. Within capital goods, the Fund sees opportunities in aerospace/defense and continues to hold Lockheed Martin and Northrop Grumman. The Fund sees fewer opportunities in consumer staples and conglomerates. The Fund has eliminated its position in Tyco.

                                                      Inception: March 29, 1986

  GROWTH & INCOME FUND
  INDEPENDENCE INVESTMENT LLC
                                                           P. McManus/T. Spicer
  PUTNAM INVESTMENTS
                                                                Management Team



                                    [CHART]

Historical Fund Return

$10,000
Investment made 6/30/92
(10-Year Period)

            Growth & Income Fund  Growth & Income Benchmark (1)
            --------------------  ----------------------------
 6/30/1992       $10,000.00             $10,000.00
 7/31/1992        10,001.08              10,403.00
 8/31/1992        10,140.15              10,192.86
 9/30/1992        10,253.80              10,310.08
10/30/1992        10,236.34              10,347.19
11/30/1992        10,634.89              10,695.89
12/31/1992        10,773.16              10,836.01
 1/29/1993        10,884.38              10,915.11
 2/26/1993        11,036.42              11,062.47
 3/31/1993        11,378.30              11,300.31
 4/30/1993        11,074.78              11,023.45
 5/28/1993        11,362.02              11,321.09
 6/30/1993        11,474.18              11,358.45
 7/30/1993        11,411.39              11,305.06
 8/31/1993        11,871.57              11,735.78
 9/30/1993        11,892.23              11,648.94
10/29/1993        12,095.21              11,885.41
11/30/1993        11,987.33              11,773.69
12/31/1993        12,209.21              11,918.51
 1/31/1994        12,571.80              12,317.78
 2/28/1994        12,205.93              11,985.20
 3/31/1994        11,732.95              11,463.84
 4/29/1994        11,936.84              11,612.87
 5/31/1994        11,982.52              11,802.16
 6/30/1994        11,765.49              11,510.65
 7/29/1994        12,082.98              11,891.65
 8/31/1994        12,532.65              12,375.64
 9/30/1994        12,162.74              12,077.39
10/31/1994        12,356.72              12,353.96
11/30/1994        11,946.61              11,900.57
12/30/1994        12,141.38              12,074.32
 1/31/1995        12,391.46              12,388.25
 2/28/1995        12,880.49              12,868.91
 3/31/1995        13,165.48              13,249.83
 4/28/1995        13,549.46              13,635.40
 5/31/1995        14,000.29              14,174.00
 6/30/1995        14,319.30              14,507.09
 7/31/1995        14,776.20              14,990.18
 8/31/1995        14,872.56              15,030.65
 9/29/1995        15,517.11              15,660.43
10/31/1995        15,415.63              15,605.62
11/30/1995        16,065.63              16,292.27
12/29/1995        16,295.39              16,593.68
 1/31/1996        16,729.26              17,164.50
 2/29/1996        16,945.50              17,329.28
 3/29/1996        17,162.17              17,495.64
 4/30/1996        17,355.50              17,752.82
 5/31/1996        17,757.29              18,210.85
 6/28/1996        17,854.39              18,285.51
 7/31/1996        17,010.94              17,471.81
 8/30/1996        17,416.28              17,842.21
 9/30/1996        18,224.92              18,844.94
10/31/1996        18,670.65              19,361.29
11/29/1996        19,912.90              20,830.81
12/31/1996        19,570.35              20,422.53
 1/31/1997        20,577.74              21,690.77
 2/28/1997        20,690.53              21,866.46
 3/31/1997        19,884.43              20,956.82
 4/30/1997        20,848.36              22,207.94
 5/30/1997        21,979.04              23,571.51
 6/30/1997        22,845.81              24,622.80
 7/31/1997        24,887.29              26,577.85
 8/29/1997        23,626.61              25,100.12
 9/30/1997        25,000.74              26,475.61
10/31/1997        24,060.42              25,591.32
11/28/1997        24,965.59              26,776.20
12/31/1997        25,400.21              27,236.75
 1/31/1998        25,674.59              27,539.08
 2/27/1998        27,770.32              29,524.65
 3/31/1998        29,323.21              31,036.31
 4/30/1998        29,404.33              31,349.77
 5/29/1998        29,083.15              30,810.56
 6/30/1998        30,317.53              32,061.47
 7/31/1998        29,963.80              31,721.62
 8/31/1998        25,363.72              27,134.67
 9/30/1998        26,665.06              28,874.00
10/30/1998        29,041.89              31,221.46
11/30/1998        30,780.49              33,113.48
12/31/1998        33,082.85              35,020.82
 1/29/1999        34,192.88              36,484.69
 2/26/1999        33,131.05              35,350.01
 3/31/1999        34,111.76              36,764.01
 4/30/1999        35,549.24              38,186.78
 5/28/1999        34,512.65              37,285.57
 6/30/1999        36,892.42              39,354.92
 7/30/1999        35,629.53              38,127.05
 8/31/1999        35,208.04              37,936.41
 9/30/1999        34,236.72              36,896.95
10/29/1999        36,239.35              39,232.53
11/30/1999        36,659.33              40,028.95
12/31/1999        38,450.88              42,386.66
 1/31/2000        36,107.56              40,258.85
 2/29/2000        35,200.73              39,497.96
 3/31/2000        39,140.87              43,360.86
 4/28/2000        38,183.11              42,055.69
 5/31/2000        37,680.13              41,193.55
 6/30/2000        38,282.97              42,206.91
 7/31/2000        37,817.50              41,548.49
 8/31/2000        40,157.46              44,128.65
 9/29/2000        37,730.09              41,798.65
10/31/2000        37,822.22              41,623.10
11/30/2000        33,475.20              38,343.20
12/29/2000        27,420.27              38,531.08
 1/31/2001        34,391.80              39,898.93
 2/28/2001        30,783.44              36,260.15
 3/30/2001        28,257.77              33,964.88
 4/30/2001        30,973.38              36,603.96
 5/31/2001        31,030.85              36,849.20
 6/30/2001        30,314.13              35,953.77
 7/31/2001        29,585.15              35,601.42
 8/31/2001        27,538.60              33,372.77
 9/28/2001        25,163.44              30,676.25
10/31/2001        25,965.80              31,262.17
11/30/2001        27,978.09              33,659.98
12/31/2001        28,473.01              33,956.18
 1/31/2002        28,191.90              33,460.42
 2/28/2002        27,800.87              32,814.64
 3/31/2002        27,153.37              34,048.47
 4/30/2002        28,365.20              31,985.13
 5/31/2002        27,010.69              31,748.44
 6/30/2002        26,787.48              29,487.95


Value on 6/30/02:
-----------------
$24,982  Growth & Income Fund
$29,488  Growth & Income Benchmark
MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 2 (VL/VUL)
.. 2 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                      % of      six months ago
                                   Investments % of Investments
Exxon Mobil Corp.                     3.0%           2.7%
Pfizer, Inc.                          2.8%           2.6%
Microsoft Corp.                       2.6%           2.3%
Citigroup, Inc.                       2.6%           2.7%
American International Group, Inc.    2.2%           2.1%
Bank of America Corp.                 2.1%           2.1%
Philip Morris Cos., Inc.              1.9%           2.2%
Wal-Mart Stores, Inc.                 1.8%           1.7%
General Electric Co.                  1.8%           1.8%
Johnson & Johnson                     1.7%           1.8%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Growth & Income Growth & Income
                               Fund        Benchmark(1)
                          --------------- ---------------
YTD**                         -11.39%         -13.16%
1 Year                        -17.54          -17.98%
3 Years                       -12.12           -9.17
5 Years                         1.86            3.67
10 Years                        9.62           11.42

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                          % of
                       Investments                   Investments
Financials                20.9%    Industrials          8.9%
Health Care               15.8%    Energy               7.4%
Consumer Discretionary    13.8%    Materials            4.2%
Information Technology    13.5%    Utilities            2.8%
Consumer Staples           9.0%    Telecommunication
                                   Services             2.0%

(1)The Growth & Income Benchmark represents the S&P 500 Index from April 1986 to April 2002 and then the Russell 1000 from May 2002 to present.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 755 VL/VUL subaccounts and 1,419 VA subaccounts in the Morningstar Large Blend category.

                                                         Inception: May 1, 1996

  EQUITY INDEX FUND
  SSgA FUNDS MANAGEMENT, INC.
                                                               J. Tucker/J. May



..  Year to date the fund returned -13.26%, performing in line with its benchmark, the S&P 500 Index.
..  The fund continues to meet its investment objective: to match the performance of the S&P 500 Index, which covers the broad U.S. equity market. .. The Fund seeks to track the performance of its benchmark with a full replication strategy of investing in all 500 stocks of index. The fund seeks to match the index holdings and weights for each security in order to provide returns close to the index return.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

            Equity Index Fund  S&P 500(R) Index
            -----------------  ----------------
 4/30/1996      $10,000.00       $10,000.00
 5/31/1996       10,210.21        10,258.00
 6/30/1996       10,231.27        10,300.06
 7/31/1996        9,825.37         9,841.71
 8/31/1996        9,970.93        10,050.35
 9/30/1996       10,509.35        10,615.18
10/31/1996       10,787.24        10,906.03
11/30/1996       11,561.33        11,733.80
12/31/1996       11,423.37        11,503.82
 1/31/1997       12,132.53        12,218.21
 2/28/1997       12,220.87        12,317.18
 3/31/1997       11,735.83        11,804.78
 4/30/1997       12,408.96        12,509.53
 5/31/1997       13,119.43        13,277.61
 6/30/1997       13,727.15        13,869.79
 7/31/1997       14,820.68        14,971.05
 8/31/1997       13,993.35        14,138.66
 9/30/1997       14,755.87        14,913.46
10/31/1997       14,266.68        14,415.35
11/30/1997       14,887.35        15,082.78
12/31/1997       15,168.85        15,342.21
 1/31/1998       15,336.19        15,512.51
 2/28/1998       16,441.16        16,630.96
 3/31/1998       17,279.50        17,482.46
 4/30/1998       17,454.65        17,659.04
 5/31/1998       17,150.87        17,355.30
 6/30/1998       17,849.77        18,059.92
 7/31/1998       17,664.21        17,868.49
 8/31/1998       15,095.58        15,284.71
 9/30/1998       16,066.65        16,264.46
10/31/1998       17,368.66        17,586.76
11/30/1998       18,418.96        18,652.51
12/31/1998       19,484.37        19,726.90
 1/31/1999       20,295.65        20,551.48
 2/28/1999       19,668.88        19,912.33
 3/31/1999       20,463.80        20,708.82
 4/30/1999       21,252.00        21,510.26
 5/31/1999       20,743.26        21,002.61
 6/30/1999       21,904.36        22,168.26
 7/31/1999       21,220.30        21,476.61
 8/31/1999       21,115.14        21,369.23
 9/30/1999       20,540.56        20,783.71
10/31/1999       21,833.37        22,099.32
11/30/1999       22,274.39        22,547.93
12/31/1999       23,592.37        23,876.01
 1/31/2000       22,400.10        22,677.43
 2/29/2000       21,977.89        22,248.83
 3/31/2000       24,119.90        24,424.76
 4/30/2000       23,394.26        23,689.58
 5/31/2000       22,909.53        23,203.94
 6/30/2000       23,474.64        23,774.76
 7/31/2000       23,107.54        23,403.87
 8/31/2000       24,545.85        24,857.25
 9/30/2000       23,244.68        23,544.79
10/31/2000       23,145.58        23,445.90
11/30/2000       21,325.98        21,598.37
12/31/2000       21,433.41        21,704.20
 1/31/2001       22,190.96        22,474.70
 2/28/2001       20,163.63        20,425.00
 3/31/2001       18,884.26        19,132.10
 4/30/2001       20,349.88        20,618.67
 5/31/2001       20,490.26        20,756.81
 6/30/2001       19,989.35        20,252.42
 7/31/2001       19,791.38        20,053.95
 8/31/2001       18,550.00        18,798.57
 9/30/2001       17,054.83        17,279.65
10/31/2001       17,378.41        17,609.69
11/30/2001       18,705.83        18,960.35
12/31/2001       18,866.25        19,127.20
 1/31/2002       18,590.21        18,847.94
 2/28/2002       18,228.98        18,484.18
 3/31/2002       18,908.14        19,179.18
 4/30/2002       17,755.94        18,016.92
 5/31/2002       17,624.03        17,883.60
 6/30/2002       16,365.09        16,610.29

Value on 6/30/02:
-----------------
$16,365 Equity Index Fund
$16,610 S&P 500(R) Index

MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 3 (VA)


 TOP TEN HOLDINGS (as of June 30, 2002)

                                  % of      six months ago
                               Investments % of Investments
Microsoft Corp.                   3.3%           2.8%
General Electric Co.              3.2%           3.2%
Exxon Mobil Corp.                 3.1%           2.8%
Wal-Mart Stores, Inc.             2.7%           2.5%
Pfizer, Inc.                      2.4%           2.2%
Citigroup, Inc.                   2.2%           2.3%
American International Group,
Inc.                              2.0%           1.8%
Johnson & Johnson                 1.7%           1.9%
Coca-Cola Co.                     1.5%           1.4%
International Business
Machines Corp.                    1.4%           1.4%

 AVERAGE ANNUAL TOTAL RETURNS*

                                    Equity Index S&P 500
                                      Fund(1)    Index(2)
                                    ------------ --------
YTD**                                  -13.26%    -13.16%
1 Year                                 -18.13     -17.98
3 Years                                 -9.26      -9.17
5 Years                                  3.58       3.67
Since Inception (5/1/96)                 8.32       8.58

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                                  % of                          % of
                               Investments                   Investments
Financials                        18.4%    Consumer Staples     9.6%
Consumer Discretionary            14.2%    Energy               7.6%
Health Care                       13.7%    Telecommunication
Information Technology            13.6%    Services             4.4%
Industrials                       11.0%    Materials            3.2%
                                           Utilities            3.0%

(1)Returns reflect waiver of advisory fee, reimbursement of all non-advisory fund expenses, and extra-ordinary capital contributions of $84,000 in 1996 and $250,000 in 1997.
(2)"Standard & Poor's 500" is a trademark of McGraw-Hill Companies, Inc. and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 755 VL/VUL subaccounts and 1,419 VA subaccounts in the Morningstar Large Blend category.

                                                         Inception: May 1, 1996

  LARGE CAP VALUE FUND
  T. ROWE PRICE ASSOCIATES, INC.
                                                                Brian C. Rogers



..  Year to date, the portfolio returned -3.85% outperforming its benchmark, the
   Russell 1000 Value Index.
..  Overall, the portfolio outperformed for the first half of 2002 due to favorable sector allocation.
.. An overweight to the strong performing Industrials & Business Services sector and an underweight to Technology were the biggest drivers of outperformance. Positive contributors in the Industrials & Business Services sector were Lockheed Martin and Rockwell Collins.
.. Fortune Brands, a manufacturer of specialty consumer goods, helped performance in the Consumer Discretionary sector. Within the Health Care sector, pharmaceutical holdings Bristol-Myers Squibb and Schering Plough detracted from performance.
.. The top five contributors to portfolio performance were Lockheed Martin, Fortune Brands, Amerada Hess, Rockwell Collins and Simon Property Group. The bottom five contributors to portfolio performance were Qwest Communications, Bristol-Myers Squibb, AT&T, Schering Plough, and Sprint FON.
.. We initiated a position in AOL Time Warner whose stock price dwindled from a high of about $90 at the beginning of 2000 to about $15 at the end of June. We believe balance sheet concerns have been overstated and risks inherent in the company are already reflected in the stock price.
.. The Portfolio employs a value-oriented investment approach, focusing on companies with an above-average dividend yield and low P/E ratios. The manager utilizes a bottom-up fundamental research evaluation of each holding.

                                    [CHART]

Historical Fund Return
$10,000
Investment made 5/1/96
(Fund Inception Date)

             Large Cap Value Fund    Russell 1000(R) Value Index
             --------------------    ---------------------------
 4/30/1996        $10,000.00                 $10,000.00
 5/31/1996         10,190.10                  10,125.00
 6/30/1996         10,255.44                  10,133.10
 7/31/1996          9,976.73                   9,750.07
 8/31/1996         10,186.40                  10,028.92
 9/30/1996         10,618.31                  10,428.07
10/31/1996         10,859.97                  10,831.64
11/30/1996         11,451.49                  11,616.93
12/31/1996         11,390.49                  11,468.24
 1/31/1997         11,698.63                  12,024.44
 2/28/1997         11,978.55                  12,201.20
 3/31/1997         11,723.70                  11,761.96
 4/30/1997         12,015.78                  12,255.96
 5/31/1997         12,581.98                  12,941.07
 6/30/1997         13,059.33                  13,496.24
 7/31/1997         13,805.38                  14,511.16
 8/31/1997         13,446.75                  13,994.56
 9/30/1997         14,081.22                  14,839.84
10/31/1997         13,702.79                  14,425.80
11/30/1997         14,220.24                  15,063.42
12/31/1997         14,643.15                  15,503.28
 1/31/1998         14,538.38                  15,283.13
 2/28/1998         15,249.44                  16,311.68
 3/31/1998         15,953.52                  17,309.96
 4/30/1998         15,868.52                  17,425.94
 5/31/1998         15,597.70                  17,168.03
 6/30/1998         15,560.91                  17,387.78
 7/31/1998         15,106.21                  17,081.76
 8/31/1998         13,634.12                  14,539.99
 9/30/1998         14,372.95                  15,374.59
10/31/1998         15,260.79                  16,566.12
11/30/1998         15,883.54                  17,338.10
12/31/1998         15,998.55                  17,927.60
 1/31/1999         15,599.14                  18,071.02
 2/28/1999         15,469.51                  17,816.21
 3/31/1999         15,888.98                  18,185.01
 4/30/1999         17,600.38                  19,883.49
 5/31/1999         17,468.51                  19,664.77
 6/30/1999         17,931.74                  20,235.05
 7/31/1999         17,537.40                  19,642.16
 8/31/1999         17,002.92                  18,913.44
 9/30/1999         16,393.18                  18,251.47
10/31/1999         16,973.31                  19,302.75
11/30/1999         16,677.76                  19,152.19
12/31/1999         16,523.23                  19,244.12
 1/31/2000         15,751.49                  18,616.76
 2/29/2000         14,460.48                  17,233.54
 3/31/2000         16,066.35                  19,336.03
 4/30/2000         16,208.49                  19,111.73
 5/31/2000         16,986.85                  19,312.41
 6/30/2000         16,140.25                  18,429.83
 7/31/2000         16,307.88                  18,660.20
 8/31/2000         17,099.71                  19,697.71
 9/30/2000         17,217.75                  19,878.93
10/31/2000         18,042.94                  20,367.95
11/30/2000         17,844.82                  19,612.30
12/31/2000         18,666.73                  20,594.87
 1/31/2001         18,862.89                  20,675.19
 2/28/2001         18,596.01                  20,100.42
 3/31/2001         18,091.65                  19,390.88
 4/30/2001         18,860.08                  20,341.03
 5/31/2001         19,493.18                  20,798.71
 6/30/2001         19,103.75                  20,336.97
 7/31/2001         19,164.93                  20,294.27
 8/31/2001         18,812.38                  19,480.47
 9/30/2001         17,549.96                  18,109.04
10/31/2001         17,546.13                  17,953.30
11/30/2001         18,572.03                  18,996.39
12/31/2001         18,899.46                  19,442.81
 1/31/2002         18,870.94                  19,293.10
 2/28/2002         19,144.78                  19,323.96
 3/31/2002         19,743.81                  20,237.99
 4/30/2002         19,186.34                  19,543.83
 5/31/2002         19,398.10                  19,641.54
 6/30/2002         18,171.39                  18,514.12

Value on 6/30/02:
-----------------
$18,171 Large Cap Value Fund
$18,514 Russell 1000(R) Value Index

MORNINGSTAR CATEGORY RISK+:
.. Low (VL/VUL)
.. Low (VA)

MORNINGSTAR CATEGORY RATING+:
.. 5 (VL/VUL)
.. 5 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                            % of      six months ago
                                         Investments % of Investments
Exxon Mobil Corp.                           2.7%           2.5%
ChevronTexaco Corp.                         2.6%           2.4%
Merck & Co., Inc.                           2.0%           1.7%
Honeywell International, Inc.               1.9%           2.1%
BP Amoco PLC                                1.9%           1.8%
Union Pacific Corp.                         1.8%           1.7%
General Electric Co.                        1.6%           1.4%
International Paper Co.                     1.6%           1.5%
Bristol-Myers Squibb Co.                    1.6%           1.7%
Bank One Corp.                              1.6%           1.6%

 AVERAGE ANNUAL TOTAL RETURNS*

                                    Large Cap  Russell 1000(R)
                                    Value Fund   Value Index
                                    ---------- ---------------
YTD**                                 -3.85%        -4.78%
1 Year                                -4.88         -8.96
3 Years                                 .44         -2.92
5 Years                                6.83          6.53
Since Inception (5/1/96)              10.17         10.50

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2000)

                                       % of                               % of
                                    Investments                        Investments
Financials                             19.6%    Telecommunication
Industrials                            17.1%    Services                  7.9%
Consumer Discretionary                 13.9%    Health Care               7.2%
Energy                                 12.0%    Materials                 5.8%
Consumer Staples                        8.7%    Utilities                 3.9%
                                                Information Technology    3.0%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 666 VL/VUL subaccounts and 1,291 VA subaccounts in the Morningstar Large Value category.

                                                     Inception: August 31, 1999

  LARGE CAP VALUE CORE/SM/ FUND
  GOLDMAN SACHS ASSET MANAGEMENT
                                                             Brown/Jones/Pinter


..  For the first six months the Fund returned -7.28%, underperforming its benchmark, the Russell 1000 Value Index.
..  Performance lagged due to both stock selection and sector allocation decisions.
.. Performance was driven by poor returns in the Telecommunications sector, the biggest negative contributor to the Fund's absolute returns. The Transport sector contributed the most positively to Fund absolute returns for the period.
..  The CORE themes (Momentum, Valuation, Profitability, Earnings Quality and
   Fundamental Research) were positive overall for the six month period, with the Valuation, Profitability and Momentum themes the biggest positive contributors to Fund excess return. The Fundamental Research and Earnings Quality themes were essentially flat for the period.
.. We do not anticipate any changes to the current portfolio strategy. We hope to add value versus the Russell 1000 Value Index by overweighting stocks that are more likely to beat the benchmark, while underweighting stocks we believe will lag the Index. The Fund seeks to maintain size and sector weightings and a similar risk profile to the Index.
.. The manager selects stocks using a combination of quantitative techniques and fundamental equity research --CORE, computer optimized, research enhanced. The manager's quantitative approach seeks to identify cheap stocks with good momentum, companies favored by fundamental research analysts, and companies with strong profit margins and sustainable earnings.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 8/31/99
(Fund Inception Date)

            Large Cap Value CORE(SM) Fund  Russell 1000(R) Value Index
            -----------------------------  ---------------------------
 8/31/1999            $10,001.30                    $10,000.00
 9/30/1999              9,710.99                      9,650.00
10/31/1999             10,331.58                     10,205.84
11/30/1999             10,222.01                     10,126.23
12/31/1999             10,357.99                     10,174.84
 1/31/2000              9,966.70                      9,843.14
 2/29/2000              9,306.14                      9,111.80
 3/31/2000             10,353.69                     10,223.43
 4/30/2000             10,235.53                     10,104.84
 5/31/2000             10,315.02                     10,210.94
 6/30/2000              9,925.40                      9,744.30
 7/31/2000             10,094.18                      9,866.11
 8/31/2000             10,735.04                     10,414.66
 9/30/2000             10,780.50                     10,510.48
10/31/2000             10,929.67                     10,769.04
11/30/2000             10,420.97                     10,369.50
12/31/2000             10,888.02                     10,889.02
 1/31/2001             10,869.92                     10,931.48
 2/28/2001             10,559.13                     10,627.59
 3/31/2001             10,161.18                     10,252.43
 4/30/2001             10,769.26                     10,754.80
 5/31/2001             11,024.65                     10,996.79
 6/30/2001             10,815.74                     10,752.66
 7/31/2001             10,813.92                     10,730.08
 8/31/2001             10,328.29                     10,299.80
 9/30/2001              9,640.82                      9,574.70
10/31/2001              9,619.47                      9,492.35
11/30/2001             10,113.73                     10,043.86
12/31/2001             10,370.41                     10,279.89
 1/31/2002             10,224.94                     10,200.73
 2/28/2002             10,176.05                     10,217.06
 3/31/2002             10,651.28                     10,700.32
 4/30/2002             10,357.76                     10,333.30
 5/31/2002             10,304.85                     10,384.97
 6/30/2002              9,615.15                      9,788.87

Value on 6/30/02:
-----------------
$9,615 Large Cap Value CORE(SM) Fund
$9,789 Russel 1000/R/ Value Index

MORNINGSTAR CATEGORY RISK+:
.. N/A (VL/VUL)
.. N/A (VA)

MORNINGSTAR CATEGORY RATING+:
.. N/A (VL/VUL)
.. N/A (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                    % of      six months ago
                                 investments % of investments
Exxon Mobil Corp.                   5.3%           4.9%
Citigroup, Inc.                     4.4%           4.6%
Bank of America Corp.               3.2%           3.3%
Procter & Gamble Co.                3.0%           2.8%
Verizon Communications              2.2%           2.2%
Federal National Mortgage Assoc.    1.9%           2.0%
Chevron Texaco Corp.                1.8%           1.7%
General Motors Corp.                1.6%           1.8%
Merck & Co., Inc.                   1.3%           1.4%
Viacom, Inc.                        1.2%           1.3%

 AVERAGE ANNUAL TOTAL RETURNS*

                              Large Cap       Russell 1000(R)
                          Value CORE(SM) Fund   Value Index
                          -----------------   ---------------
YTD**                           -7.28%             -4.78%
1 Year                         -11.10              -8.96
Since Inception (8/31/99)       -1.38              -0.75

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                               % of
                       investments                        investments
Financials                28.3%    Telecommunication
Consumer Discretionary    14.0%    Services                  6.4%
Consumer Staples          10.6%    Health Care               6.2%
Energy                     9.9%    Information Technology    5.5%
Industrials                7.7%    Utilities                 5.3%
                                   Materials                 3.7%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02 has not rated this fund.

                                                      Inception: March 29, 1986

  LARGE CAP GROWTH FUND
  INDEPENDENCE INVESTMENT LLC
                                                           M. Lapman/J. Forelli



..  Year to date, the Fund returned -17.78% outperforming its benchmark, the
   Russell 1000 Growth Index.
..  Performance was driven by favorable security selection.
.. Healthcare was the largest contributor to performance in the first half of the year. Within the Healthcare sector, a significant overweight in Health and Personal Care (Lincare Holdings), Health Care Facilities (Tenet Healthcare Corp.) and Health Care Management Services (Trigon Healthcare Inc.) companies complimented our underweight in Pharmaceuticals. Consumer Discretionary and Financial Services were also major contributors to performance during this period.
.. The Technology sector was the largest detractor from performance for the period. Software maker Microsoft and Semiconductor manufacturer Intel were key technology stock names that detracted. Utilities also detracted despite a significant underweight to Telecomm.
.. The manager selects stocks using a combination of proprietary fundamental equity research and quantitative portfolio construction tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 6/30/92
(10-Year Period)

                  Large Cap Growth Fund   Russell 1000(R) Growth Index
                  ---------------------   ----------------------------
 6/30/1992             $10,000.00                  $10,000.00
 7/31/1992              10,357.58                   10,448.00
 8/31/1992              10,164.30                   10,320.53
 9/30/1992              10,264.70                   10,440.25
10/30/1992              10,277.42                   10,596.86
11/30/1992              10,658.18                   11,057.82
12/31/1992              10,859.51                   11,167.29
 1/29/1993              10,961.81                   11,038.87
 2/26/1993              11,161.59                   10,864.45
 3/31/1993              11,499.92                   11,074.14
 4/30/1993              11,085.50                   10,631.17
 5/28/1993              11,417.63                   11,003.26
 6/30/1993              11,584.16                   10,902.03
 7/30/1993              11,494.87                   10,706.89
 8/31/1993              11,993.42                   11,145.87
 9/30/1993              12,142.69                   11,063.39
10/29/1993              12,325.74                   11,370.95
11/30/1993              12,190.57                   11,295.90
12/31/1993              12,358.62                   11,491.32
 1/31/1994              12,733.85                   11,756.77
 2/28/1994              12,339.39                   11,542.80
 3/31/1994              11,940.31                   10,985.28
 4/29/1994              12,174.79                   11,036.91
 5/31/1994              12,135.37                   11,203.57
 6/30/1994              11,953.83                   10,873.07
 7/29/1994              12,252.70                   11,244.92
 8/31/1994              12,681.38                   11,871.27
 9/30/1994              12,301.35                   11,708.63
10/31/1994              12,418.51                   11,984.95
11/30/1994              12,055.99                   11,601.44
12/30/1994              12,236.99                   11,796.34
 1/31/1995              12,466.42                   12,047.60
 2/28/1995              12,938.38                   12,552.40
 3/31/1995              13,231.49                   12,920.18
 4/28/1995              13,558.56                   13,203.13
 5/31/1995              14,019.84                   13,663.92
 6/30/1995              14,255.49                   14,191.35
 7/31/1995              14,717.06                   14,781.71
 8/31/1995              14,829.98                   14,797.97
 9/29/1995              15,431.89                   15,480.16
10/31/1995              15,254.35                   15,490.99
11/30/1995              15,887.79                   16,093.59
12/29/1995              16,109.26                   16,185.33
 1/31/1996              16,486.84                   16,727.53
 2/29/1996              16,681.25                   17,033.65
 3/29/1996              16,892.63                   17,055.79
 4/30/1996              17,177.10                   17,504.36
 5/31/1996              17,556.37                   18,115.26
 6/28/1996              17,536.46                   18,140.62
 7/31/1996              16,370.78                   17,077.58
 8/30/1996              16,893.31                   17,518.18
 9/30/1996              17,927.47                   18,793.51
10/31/1996              18,060.05                   18,906.27
11/29/1996              19,370.61                   20,326.13
12/31/1996              19,052.28                   19,927.74
 1/31/1997              20,142.44                   21,324.67
 2/28/1997              20,291.76                   21,179.66
 3/31/1997              19,336.87                   20,033.84
 4/30/1997              20,359.59                   21,364.09
 5/30/1997              21,531.55                   22,906.58
 6/30/1997              22,384.00                   23,822.84
 7/31/1997              24,544.30                   25,928.78
 8/29/1997              23,322.62                   24,411.95
 9/30/1997              24,775.40                   25,613.01
10/31/1997              23,777.26                   24,665.33
11/28/1997              24,660.77                   25,713.61
12/31/1997              24,938.07                   26,001.60
 1/31/1998              25,604.63                   26,779.05
 2/27/1998              28,027.22                   28,792.83
 3/31/1998              29,613.28                   29,941.67
 4/30/1998              29,837.70                   30,354.86
 5/29/1998              29,193.90                   29,492.79
 6/30/1998              30,644.04                   31,297.74
 7/31/1998              30,495.33                   31,091.18
 8/31/1998              25,719.98                   26,424.39
 9/30/1998              27,224.66                   28,453.79
10/30/1998              29,276.12                   30,741.47
11/30/1998              31,601.75                   33,080.90
12/31/1998              34,791.34                   36,064.79
 1/29/1999              36,728.05                   38,181.80
 2/26/1999              34,959.81                   36,436.89
 3/31/1999              36,431.86                   38,357.11
 4/30/1999              36,968.84                   38,406.98
 5/28/1999              35,899.18                   37,227.88
 6/30/1999              38,572.57                   39,833.83
 7/30/1999              37,295.83                   38,567.12
 8/31/1999              37,509.30                   39,195.76
 9/30/1999              36,649.51                   38,372.65
10/29/1999              38,798.12                   41,269.79
11/30/1999              40,107.04                   43,494.23
12/31/1999              43,165.01                   48,017.63
 1/31/2000              40,581.98                   45,765.60
 2/29/2000              41,864.64                   48,003.54
 3/31/2000              46,329.66                   51,440.59
 4/28/2000              44,755.57                   48,992.02
 5/31/2000              43,135.31                   46,522.82
 6/30/2000              45,630.96                   50,049.25
 7/31/2000              44,147.83                   47,962.20
 8/31/2000              48,456.24                   52,302.78
 9/29/2000              43,380.21                   47,354.93
10/31/2000              42,090.73                   45,115.05
11/30/2000              36,485.37                   38,465.09
12/29/2000              35,444.61                   37,249.59
 1/31/2001              37,498.01                   39,823.54
 2/28/2001              31,499.20                   33,061.50
 3/30/2001              27,984.53                   29,464.41
 4/30/2001              31,832.48                   33,191.66
 5/31/2001              31,456.20                   32,703.74
 6/30/2001              30,799.15                   31,945.01
 7/31/2001              29,862.21                   31,146.39
 8/31/2001              27,702.17                   28,598.61
 9/28/2001              25,063.50                   25,744.47
10/31/2001              26,582.85                   27,096.06
11/30/2001              29,133.74                   29,699.99
12/31/2001              29,210.91                   29,643.56
 1/31/2002              28,906.59                   29,118.87
 2/28/2002              27,732.60                   27,910.43
 3/30/2003              28,693.13                   28,876.14
 4/30/2002              26,896.05                   26,519.84
 5/31/2002              26,282.91                   25,878.06
 6/30/2002              24,017.07                   23,484.34

Value on 6/30/02:
-----------------
$24,017 Large Cap Growth Fund
$23,484 Russell 1000(R) Growth Index
MORNINGSTAR
CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 2 (VL/VUL)
.. 2 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                    % of      six months ago
                                 Investments % of Investments
Pfizer, Inc.                        6.2%           6.3%
Microsoft Corp.                     5.0%           4.8%
General Electric Co.                4.2%           4.6%
Johnson & Johnson                   3.4%           3.1%
Intel Corp.                         2.9%           4.5%
Home Depot, Inc.                    2.8%           2.9%
Pharmacia Corp.                     2.7%           2.8%
Federal National Mortgage Assoc.    2.6%           1.3%
First Data Corp.                    2.3%           2.2%
Lowe's Cos., Inc.                   2.2%           2.1%

 AVERAGE ANNUAL TOTAL RETURNS*

          Large Cap  Russell 1000(R)
         Growth Fund  Growth Index
         ----------- ---------------
YTD**      -17.78%       -20.78%
1  Year    -21.97        -26.49
3  Years   -14.59        -16.15
5  Years     1.44         -0.29
10 Years     9.17          8.91

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                         % of
                       Investments                  Investments
Health Care               27.8%    Consumer Staples    8.6%
Information Technology    24.2%    Governmental        2.6%
Consumer Discretionary    14.9%    Energy              0.9%
Industrials               11.0%    Materials           0.9%
Financial                  8.6%    Utilities           0.4%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 696 VL/VUL subaccounts and 1,316 VA subaccounts in the Morningstar Large Growth category.

                                                     Inception: August 31, 1999

  LARGE CAP AGGRESSIVE GROWTH FUND
  ALLIANCE CAPITAL MANAGEMENT L.P.
                                                                John H. Fogarty



..  Year to date, the Fund returned -19.70% outperforming it's benchmark, the
   Russell 1000 Growth Index.
..  The Fund outperformed it's benchmark primarily due to favorable sector allocations and favorable stock selection in the Healthcare sector.
..  Positions in the Health Care sector which outperformed include UnitedHealth
   Group, Wellpoint Health Network and Tenet Healthcare. Another important contributor is the Technology sector -- with both favorable stock selection c and an underweight positively impacting relative performance. The Fund's overweight in the financial services sector relative to the benchmark served the Fund well, however, specific stock selection in this sector detracted from performance.
.. The Fund was negatively impacted during the period by unfavorable stock selection in the materials & processing sector, specifically with Tyco, and in the producer durables sector, specifically with Nokia. The Fund's underweight in the consumer staples sector and mild overweight in the utilities sector also detracted from relative performance during the period. In the consumer discretionary sector, Home Depot and AOL Time Warner were also notable underperformers.
.. As we are still looking for a consumer-led recovery, we remain over-weighted in consumer cyclicals. We are maintaining our positions in drug and healthcare services companies where we feel the growth rates remain predictable and price/cost trends remain favorable. And we remain underweight technology as we expect it to be a late-stage cyclical depending on the restoration of corporate profitability and cash flows, which may become evident either later this year or early next year.
.. The manager employs bottom-up, fundamental research with an emphasis on companies offering superior earnings growth that is not fully reflected in current market valuations. The Fund employs aggressive investment strategies and invests most of its assets in a relatively small number of securities.

                                     [CHART]

Historical Fund Return

$10,000
Investment made 8/31/99
(Fund Inception Date)

          Large Cap Aggressive Growth Fund      Russell 1000(R) Growth Index
          --------------------------------      ----------------------------

 8/31/1999             10,001.40                        10,000.00
 9/30/1999              9,947.52                         9,790.00
10/31/1999             10,811.20                        10,529.15
11/30/1999             11,047.17                        11,096.67
12/31/1999             12,017.99                        12,250.72
 1/31/2000             11,465.11                        11,676.16
 2/29/2000             11,568.56                        12,247.12
 3/31/2000             12,833.21                        13,124.02
 4/30/2000             12,363.75                        12,499.32
 5/31/2000             11,692.21                        11,869.35
 6/30/2000             12,284.41                        12,769.05
 7/31/2000             12,150.59                        12,236.58
 8/31/2000             12,933.21                        13,343.99
 9/30/2000             11,513.32                        12,081.65
10/31/2000             11,116.10                        11,510.18
11/30/2000              9,841.28                         9,813.58
12/31/2000              9,761.80                         9,503.47
 1/31/2001             10,390.26                        10,160.16
 2/28/2001              8,771.05                         8,434.97
 3/31/2001              8,017.74                         7,517.24
 4/30/2001              8,817.90                         8,468.18
 5/31/2001              8,853.13                         8,343.69
 6/30/2001              8,515.21                         8,150.12
 7/31/2001              8,402.89                         7,946.37
 8/31/2001              7,741.86                         7,296.35
 9/30/2001              7,248.77                         6,568.18
10/31/2001              7,531.95                         6,913.01
11/30/2001              8,238.03                         7,577.35
12/31/2001              8,327.36                         7,562.95
 1/31/2002              7,936.86                         7,429.09
 2/28/2002              7,563.94                         7,120.78
 3/31/2002              7,929.30                         7,367.16
 4/31/2002              7,322.94                         6,766.00
 5/31/2002              7,179.37                         6,602.26
 6/30/2002              6,687.27                         5,991.55

Value on 6/30/2002
$6,687  Large Cap Aggressive Growth Fund
$5,992  Russell 1000(R) Growth Index

MORNINGSTAR CATEGORY RISK+:
.. N/A (VL/VUL)
.. N/A (VA)

MORNINGSTAR CATEGORY RATING+:
.. N/A (VL/VUL)
.. N/A (VA)
 TOP TEN HOLDINGS (as of June 30, 2002)

                                    % of      six months ago
                                 investments % of investments
Pfizer, Inc.                        6.3%           5.6%
Microsoft Corp.                     5.1%           4.8%
Kohl's Corp.                        5.1%           5.5%
MBNA Corp.                          5.0%           5.0%
Federal Home Loan Mortgage Corp.    4.7%           4.6%
Citigroup, Inc.                     4.5%           4.6%
Home Depot, Inc.                    4.2%           4.4%
UnitedHealth Group, Inc.            3.8%           3.4%
Tenet Healthcare Corp.              3.7%           3.5%
General Electric Co.                3.0%           3.4%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Large Cap Aggressive Russell 1000(R)
                              Growth Fund       Growth Index
                          -------------------- ---------------
YTD**                             -19.70%          -20.78%
1 Year                            -21.47           -26.49
Since Inception (8/31/99)         -13.25            -16.54

 TOP SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                          % of
                       Investments                   Investments
Health Care               26.9%    Industrials          7.5%
Consumer Discretionary    23.1%    Governmental         6.9%
Financials                18.2%    Consumer Staples     2.9%
Information Technology    14.3%    Telecommunication
                                   Services             0.2%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level changes (i.e. investment management fees and operating expenses). It does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02 has not rated this fund.

                                                     Inception: August 31, 1999

  FUNDAMENTAL VALUE FUND (FORMERLY LARGE/MID CAP VALUE FUND)
  WELLINGTON MANAGEMENT COMPANY, LLP
                                                              D. Chu/L. Gabriel

..  Year to date, the Fund returned -9.21%, underperforming its benchmark, the
   Russell 1000 Value Index.
..  Performance was driven by unfavorable security selection.
.. Stock selection detracted from results most significantly within the Industrials and Consumer Discretionary sectors. Within the Industrials sector, Tyco International was a source of disappointing returns. We believed management's execution of the break-up plan to be the key to unlocking the value in the stock for shareholders. When Tyco announced that they were no longer going to break up the company, we exited the stock.
.. Incremental turnover occurred during the latter half of the period, due to the annual rebalance of the Russell indices. Turnover within the Value index, at 15%, was significantly lower than that of the past two years, down from over 25%. Notable changes included decreases in Consumer Staples and Health Care and increases in Telecommunications and Information Technology. Cyclicals and Financials, large components of the Value index, should benefit from the expected economic recovery.
.. The Fund's investment strategy is to combine the firm's global industry analysts' "best ideas" within the large-cap value universe in a bottom-up stock selection process. The strategy focuses on holding the stocks of companies that will add value through fundamental, or "bottom-up," security analysis. The Fund is broadly diversified across economic sectors and industries with sector weights closely aligned with the benchmark to minimize industry-specific risk.

                                  [CHART]

Historical Fund Return

$10,000
Investment made 8/31/99
(Fund Inception Date)

            Fundamental Value  Russell 1000(R) Value Index
            -----------------  ---------------------------
 8/31/1999      $10,000.00            $10,000.00
 9/30/1999        9,787.13              9,650.00
10/31/1999       10,352.08             10,205.84
11/30/1999       10,294.94             10,126.23
12/31/1999       10,472.48             10,174.84
 1/31/2000       10,030.71              9,843.14
 2/29/2000        9,613.85              9,111.80
 3/31/2000       10,829.48             10,223.43
 4/30/2000       10,444.72             10,104.84
 5/31/2000       10,607.42             10,210.94
 6/30/2000       10,217.67              9,744.30
 7/31/2000       10,451.75              9,866.11
 8/31/2000       11,178.92             10,414.66
 9/30/2000       11,404.89             10,510.48
10/31/2000       11,709.97             10,769.04
11/30/2000       11,229.41             10,369.50
12/31/2000       11,877.02             10,889.02
 1/31/2001       11,882.92             10,931.48
 2/28/2001       11,470.78             10,627.59
 3/31/2001       11,162.22             10,252.43
 4/30/2001       11,708.70             10,754.80
 5/31/2001       11,919.45             10,996.79
 6/30/2001       11,613.28             10,752.66
 7/31/2001       11,579.16             10,730.08
 8/31/2001       11,157.46             10,299.80
 9/30/2001       10,311.48              9,574.70
10/31/2001       10,346.72              9,492.35
11/30/2001       10,818.25             10,043.86
12/31/2001       11,046.47             10,279.89
 1/31/2002       10,817.55             10,200.73
 2/28/2002       10,739.67             10,217.06
 3/31/2002       11,193.96             10,700.32
 4/30/2002       10,597.18             10,333.30
 5/31/2002       10,620.01             10,384.97
 6/30/2002       10,028.91              9,788.87

Value on 6/30/02:
-----------------
$10,029 Fundamental Value
 $9,789 Russell 1000/R/ Value Index


MORNINGSTAR CATEGORY RISK+:
.. N/A (VL/VUL)
.. N/A (VA)

MORNINGSTAR CATEGORY RATING+:
.. N/A (VL/VUL)
.. N/A (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                             % of      six months ago
                          Investments % of Investments
Exxon Mobil Corp.            5.6%           5.3%
Citigroup, Inc.              4.5%           4.7%
Verizon Communications       3.2%           3.3%
Merrill Lynch & Co., Inc.    3.0%           2.9%
MBIA, Inc.                   2.2%           2.1%
Procter & Gamble Co.         2.2%           2.3%
Bank of America Corp.        2.2%           2.3%
Wachovia Corp.               1.9%           1.8%
PNC Bank Corp.               1.9%           1.9%
Exelon Corp.                 1.8%           1.8%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Fundamental Russell 1000(R)
                          Value Fund    Value Index
                          ----------- ---------------
YTD**                        -9.21%        -4.78%
1 Year                      -13.64         -8.96
Since Inception (8/31/99)      .10         -0.75

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                          % of
                       Investments                   Investments
Financials                31.0%    Telecommunication
Consumer Discretionary    12.1%    Services             6.7%
Energy                    11.3%    Health Care          5.1%
Industrials               10.0%    Materials            5.1%
Customer Staples           7.5%    Information
Utilities                  7.1%    Technology           3.2%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02 has not rated this fund.

                                                         Inception: May 1, 1996

  MULTI CAP GROWTH FUND (FORMERLY MID CAP GROWTH FUND)
  JANUS
                                                              Warren B. Lammert



.. Year to date, the Fund returned -24.44% underperforming its custom benchmark. .. On May 1st, the Fund's name, portfolio manager and investment strategy were changed. While maintaining its aggressive growth mandate, the Fund may now invest in companies of any size. Prior to the change, the Fund focused on medium-sized or "mid-cap" companies. To reflect the change in strategy, the Fund's benchmark was also changed from the Russell Mid Cap Growth Index to the Russell 1000 Growth Index.
..  Unfavorable stock selection broadly across sectors was the primary driver of underperformance both before and after the strategy change.
.. The Utilities sector hurt performance with both stock selection and an overweight detracting. The second quarter saw a significant decline in valuations in the media and cable companies within this sector. This was at least partially a result of the well-publicized failure of cable operator Adelphia Communications. Although we did not own Adelphia in the portfolio, holdings such as Cablevision and others fell victim to a crisis of confidence as the extreme degree of self-dealing and deception at Adelphia became fully known. Despite the fall, we expect companies like Cox, Cablevision and Comcast to benefit from the introduction of new digital television offerings, high-speed data services and, over time, cable-based telephony and have therefore maintained an investment in these and other select firms.
.. Looking ahead, we have sought to strike a balance within the Fund in response to rapid and still-developing changes in both the economy and the market. Meanwhile, we have actively tried to position ourselves to participate fully when the inevitable turnaround finally arrives.
.. The manager selects stocks using bottom-up fundamental research to identify opportunities that are not fully appreciated by the market. Focus on companies with above average growth versus peers or those experiencing a positive change as a result of a catalyst.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

                Multi       Multi Mid Cap
             Growth Fund  Growth Benchmark (1)
             -----------  --------------------
 4/30/1996   $10,000.00        $10,000.00
 5/31/1996    10,251.79         10,204.00
 6/30/1996    10,020.18          9,895.84
 7/31/1996     9,186.41          9,127.92
 8/31/1996     9,881.14          9,621.74
 9/30/1996    10,473.40         10,232.72
10/31/1996    10,325.04         10,113.00
11/30/1996    10,408.08         10,708.66
12/31/1996    10,268.97         10,528.75
 1/31/1997     9,993.70         10,994.12
 2/28/1997     9,826.76         10,752.25
 3/31/1997     9,079.40         10,144.75
 4/30/1997     9,186.08         10,393.30
 5/31/1997    10,176.45         11,324.53
 6/30/1997    10,693.34         11,638.22
 7/31/1997    10,906.54         12,752.00
 8/31/1997    10,949.96         12,627.03
 9/30/1997    11,734.37         13,265.96
10/31/1997    11,385.11         12,601.34
11/30/1997    11,546.73         12,733.65
12/31/1997    11,979.95         12,900.46
 1/31/1998    11,743.17         12,668.25
 2/28/1998    12,727.51         13,859.07
 3/31/1998    13,428.86         14,439.76
 4/30/1998    13,655.58         14,636.14
 5/31/1998    13,098.04         14,034.60
 6/30/1998    14,210.98         14,431.78
 7/31/1998    14,045.44         13,814.10
 8/31/1998    11,448.27         11,176.99
 9/30/1998    12,369.61         12,021.97
10/31/1998    13,332.17         12,906.78
11/30/1998    14,294.91         13,776.70
12/31/1998    16,660.12         15,203.97
 1/31/1999    17,538.89         15,660.08
 2/28/1999    16,892.48         14,894.31
 3/31/1999    19,063.51         15,723.92
 4/30/1999    20,312.55         16,440.93
 5/31/1999    20,063.39         16,228.84
 6/30/1999    21,163.77         17,361.62
 7/31/1999    20,863.44         16,809.52
 8/31/1999    21,976.72         16,634.70
 9/30/1999    22,827.71         16,493.30
10/31/1999    26,426.65         17,768.23
11/30/1999    29,295.09         19,609.02
12/31/1999    36,370.29         23,003.35
 1/31/2000    37,510.20         22,998.75
 2/29/2000    44,728.65         27,833.08
 3/31/2000    37,360.82         27,860.91
 4/30/2000    32,525.11         25,155.62
 5/31/2000    30,324.75         23,321.77
 6/30/2000    34,861.83         25,796.22
 7/31/2000    32,535.05         24,163.31
 8/31/2000    36,542.95         27,807.14
 9/30/2000    32,968.18         26,447.37
10/31/2000    30,025.02         24,638.37
11/30/2000    21,906.15         19,284.45
12/31/2000    23,328.44         20,300.75
 1/31/2001    24,488.20         21,459.92
 2/28/2001    18,721.01         17,747.35
 3/31/2001    15,605.98         15,207.71
 4/30/2001    18,494.59         17,742.83
 5/31/2001    18,247.59         17,659.44
 6/30/2001    17,498.57         17,668.27
 7/31/2001    16,632.90         16,477.43
 8/31/2001    15,129.92         15,282.81
 9/30/2001    12,868.42         12,756.57
10/31/2001    13,665.54         14,097.28
11/30/2001    14,500.75         15,615.56
12/31/2001    14,712.74         16,208.95
 1/31/2002    13,396.41         15,682.16
 2/28/2002    12,496.69         14,792.98
 3/31/2002    13,256.40         15,921.68
 4/30/2002    12,969.80         15,079.43
 5/31/2002    12,490.46         14,630.06
 6/30/2002    11,117.32         13,014.90

Value on 6/30/02:
-----------------
$11,117 Multi Growth Fund
$13,015 Russell Mid Cap/TM/ Growth Index


MORNINGSTAR CATEGORY RISK+:
.. High (VL/VUL)
.. High (VA)

MORNINGSTAR CATEGORY RATING+:
.. 1 (VL/VUL)
.. 1 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                     % of      six months ago
                                  Investments % of Investments
Liberty Media Corp.                  5.0%           5.1%
Pfizer, Inc.                         4.7%           4.0%
Berkshire Hathaway, Inc.             3.4%           3.2%
Electronic Arts, Inc.                3.3%           2.7%
Laboratory Corporation of America
Holdings                             3.3%           3.0%
Tenet Healthcare Corp.               2.9%           2.6%
eBay, Inc.                           2.9%           2.2%
Nokia Oyj                            2.8%           3.4%
Federal National Mortgage Assoc.     2.7%           2.5%
Viacom, Inc.                         2.6%           2.4%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Multi Cap  Multi Cap Growth
                         Growth Fund   Benchmark(1)
                         ----------- ----------------
YTD**                      -24.44%        -19.71%
1 Year                     -36.47         -26.34
3 Years                    -19.31          -9.16
5 Years                       .78           2.26
Since Inception (5/1/96)     1.73           4.37

 TOP SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                     % of
                       Investments              Investments
Health Care               26.1%    Energy          6.2%
Consumer Discretionary    25.8%    Industrials     6.0%
Financials                17.7%    Governmental    2.7%
Information Technology    15.6%

(1)The Multi Cap Growth Benchmark represents the Russell Mid Cap/TM/ Growth Index from May 1996 to April 2002 and then the Russell 1000(R) Growth Index from May 2002 to present.
* Total returns are for the period ended June 30, 2002. Returns represents past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 394 VL/VUL subaccounts and 727 VA subaccounts in the Morningstar Mid Cap Growth category.

                                                     Inception: August 31, 1999

  FUNDAMENTAL GROWTH FUND
  PUTNAM INVESTMENTS
                                                              Eric M. Wetlaufer


..  Year to date, the Fund returned -19.19%, modestly outperforming its benchmark, the Russell MidCap Growth Index.
..  Performance was driven by favorable sector allocation, which was offset by a modest detraction from security selection.
.. The Fund benefited from its overweight in the consumer staples sector and its holdings in Starbucks. Some of the Fund's strongest and weakest performers were from the health-care sector. AmeriSourceBergen (drug distribution) and Laboratory Corp. of America (testing) were two holdings that benefited the Fund while Andrx Group (drugs) and CYTYC (biotechnology) were detrimental for the period. Technology had a difficult period due to lagging corporate purchases. Stock selection in the Technology sector detracted, with notable names being Peregrine Systems (software), and PerkinElmer (electronics).
.. Looking ahead, the Fund sees opportunities in banks and consumer finance as well as in energy. Within health care, the Fund is focusing on pharmaceuticals and biotechnology. The Fund sees fewer opportunities in consumer cyclicals (especially services, broadcasting, and publishing) and capital goods.
.. The manager selects stocks using a combination of a systematic screening approach and proprietary, fundamental equity research to identify stocks with opportunities for above-average growth.
                                    [CHART]

Historical Fund Return

$10,000
Investment made 8/31/99
(Fund Inception Date)

              Fundamental   Russell Mid Cap(TM)
              Growth Fund      Growth Index
              -----------   -------------------
 8/31/1999    $10,000.00        $10,000.00
 9/30/1999     10,000.46          9,915.00
10/31/1999     10,835.61         10,681.43
11/30/1999     12,529.18         11,788.03
12/31/1999     15,457.31         13,828.53
 1/31/2000     15,971.69         13,825.77
 2/29/2000     22,029.65         16,731.94
 3/31/2000     18,800.95         16,748.68
 4/30/2000     16,531.98         15,122.38
 5/31/2000     14,460.68         14,019.96
 6/30/2000     18,224.49         15,507.48
 7/31/2000     17,401.55         14,525.85
 8/31/2000     18,979.45         16,716.35
 9/30/2000     18,950.32         15,898.92
10/31/2000     17,464.99         14,811.43
11/30/2000     13,822.29         11,592.91
12/31/2000     14,988.72         12,203.86
 1/31/2001     15,137.52         12,900.70
 2/28/2001     12,556.69         10,668.88
 3/31/2001     10,435.26          9,142.16
 4/30/2001     12,128.32         10,666.16
 5/31/2001     12,013.25         10,616.03
 6/30/2001     11,811.06         10,621.33
 7/31/2001     10,738.12          9,905.46
 8/31/2001      9,931.85          9,187.31
 9/30/2001      8,117.67          7,668.65
10/31/2001      8,823.48          8,474.62
11/30/2001      9,770.93          9,387.34
12/31/2001     10,157.18          9,744.06
 1/31/2002      9,836.37          9,427.38
 2/28/2002      9,289.70          8,892.85
 3/31/2002      9,876.64          9,571.37
 4/30/2002      9,496.82          9,065.04
 5/31/2002      9,201.30          8,794.91
 6/30/2002      8,207.97          7,823.95

Value on 6/30/02:
-----------------
$8,208  Fundamental Growth Fund
$7,824  Russell Mid Cap/TM/ Growth Index
MORNINGSTAR CATEGORY RISK+:
.. N/A (VL/VUL)
.. N/A (VA)

MORNINGSTAR CATEGORY RATING+:
.. N/A (VL/VUL)
.. N/A (VA)
 TOP TEN HOLDINGS (as of June 30, 2002)

                                      % of      six months ago
                                   Investments % of Investments
Amerisource Bergen Corp.              2.3%           2.2%
Starbucks Corp.                       2.3%           1.9%
Smith International, Inc.             2.1%           2.0%
Zions Bancorp                         1.7%           1.9%
Affiliated Computer Services, Inc.    1.7%           1.7%
Laboratory Corporation of America
Holdings                              1.7%           1.6%
MedImmune, Inc.                       1.7%           1.8%
Ecolab, Inc.                          1.6%           1.5%
TJX Cos., Inc.                        1.6%           2.5%
Gilead Sciences, Inc.                 1.5%           1.4%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Fundamental Russell Mid Cap(TM)
                          Growth Fund    Growth Index
                          ----------- -------------------
YTD**                       -19.19%         -19.71%
1 Year                      -30.51          -26.34
Since Inception (8/31/99)    -6.73           -8.30

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                          % of
                       Investments                   Investments
Health Care               25.0%    Industrials          6.2%
Consumer Discretionary    22.5%    Consumer Staples     2.9%
Information Technology    21.7%    Utilities            2.3%
Financials                10.8%    Telecommunication
Energy                     7.7%    Services             0.9%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02 has not rated this fund.

                                                         Inception: May 1, 1998

  SMALL/MID CAP CORE/SM/ FUND
  GOLDMAN SACHS ASSET MANAGEMENT
                                                             Jones/Brown/Pinter
..  For the six months, the Fund returned -0.34% outperforming its benchmark, the Russell 2500 Index.
..  Performance was positively impacted by strong stock selection.
.. Performance was driven by strong absolute returns in the Financial and Consumer Cyclicals sectors. The Technology sector detracted the most for the period.
..  The CORE themes (Momentum, Valuation, Profitability, Earnings Quality and
   Fundamental Research) were positive overall for the six month period. The Profitability theme was by far the biggest contributor to positive excess returns, followed by the Momentum and Valuation themes. The Earnings Quality theme was only slightly positive, while the Fundamental Research theme was the sole negative contributor to excess returns.
.. We do not anticipate any changes to the current portfolio strategy. We hope to add value versus the Russell 2500 Index by overweighting stocks that are more likely to beat the benchmark, while underweighting stocks we believe will lag the index. The Fund seeks to maintain size and sector weightings and a similar risk profile to the Index.
.. The manager selects stocks using a combination of quantitative techniques and fundamental equity research --CORE, computer optimized, research enhanced. The manager's quantitative approach seeks to identify cheap stocks with good momentum, companies favored by fundamental research analysts, and companies with strong profit margins and sustainable earnings.

                        [CHART]

Historical Fund Return

$10,000
Investment made 5/1/98
(Fund Inception Date)

            Small/Mid Cap      Russell
            CORE(SM) Fund   2500(TM) Index
            -------------  ---------------
 4/30/1998   $10,000.00      $10,000.00
 5/29/1998     9,576.53        9,536.00
 6/30/1998     9,721.11        9,547.44
 7/31/1998     9,039.64        8,891.53
 8/31/1998     7,377.35        7,214.59
 9/30/1998     7,776.24        7,726.83
10/30/1998     7,960.07        8,149.48
11/30/1998     8,422.14        8,552.88
12/31/1998     9,018.54        9,071.19
 1/29/1999     8,940.19        9,055.77
 2/26/1999     8,305.30        8,460.80
 3/31/1999     8,438.16        8,641.86
 4/30/1999     9,171.89        9,415.31
 5/28/1999     9,250.51        9,561.25
 6/30/1999     9,810.43       10,058.43
 7/30/1999     9,647.63        9,861.29
 8/31/1999     9,346.73        9,552.63
 9/30/1999     9,224.22        9,410.30
10/29/1999     9,430.02        9,616.38
11/30/1999     9,887.43       10,159.71
12/31/1999    10,870.98       11,262.03
 1/31/2000    10,456.08       11,003.01
 2/29/2000    11,807.00       12,591.84
 3/31/2000    11,699.80       12,399.19
 4/28/2000    11,257.23       11,732.11
 5/31/2000    10,720.20       11,168.97
 6/30/2000    11,414.25       11,902.77
 7/31/2000    11,266.93       11,599.25
 8/31/2000    12,208.17       12,597.95
 9/29/2000    11,765.57       12,188.51
10/31/2000    11,467.29       11,854.55
11/30/2000    10,396.42       10,811.35
12/29/2000    11,374.55       11,742.20
 1/31/2001    11,642.32       12,128.52
 2/28/2001    10,940.08       11,347.45
 3/30/2001    10,295.97       10,724.47
 4/30/2001    11,153.18       11,671.44
 5/31/2001    11,433.38       12,022.75
 6/30/2001    11,546.24       12,193.48
 7/31/2001    11,242.21       11,756.95
 8/31/2001    10,944.71       11,371.32
 9/28/2001     9,571.68        9,899.87
10/31/2001     9,991.95       10,411.70
11/30/2001    10,814.32       11,254.00
12/31/2001    11,435.35       11,884.00
 1/31/2002    11,422.93       11,736.78
 2/28/2002    11,362.86       11,531.38
 3/30/2002    12,211.41       12,328.20
 4/30/2002    12,368.07       12,297.38
 5/31/2002    11,981.00       11,937.07
 6/30/2002    11,396.59       11,265.01

Value on 6/30/02:
-----------------
$11,397 Small/Mid Cap CORE (SM) Fund
$11,265 Russell 2500(TM) Index

MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 4 (VA)


 TOP TEN HOLDINGS (as of June 30, 2002)

                                  % of      six months ago
                               Investments % of Investments
Aetna US Healthcare, Inc.         1.4%           1.3%
Amerisource Bergen Corp.          1.3%           1.4%
Hughes Supply, Inc.               1.2%           1.1%
Airborne, Inc.                    0.9%           0.9%
First American Financial Corp.    0.8%           0.7%
Barr Laboratories, Inc.           0.7%           0.8%
Visteon Corp.                     0.7%           0.7%
Avnet, Inc.                       0.7%           0.7%
Valero Energy Corp.               0.7%           0.9%
Deluxe Corp.                      0.7%           0.7%


 AVERAGE ANNUAL TOTAL RETURNS*

                                    Small/Mid Cap Russell 2500(TM)
                                    CORE(SM) Fund      Index
                                    ------------- ----------------
YTD**                                   -0.34%         -5.21%
1 Year                                  -1.30          -7.61
3 Years                                  5.12           3.85
Since Inception (5/1/98)                 3.19           2.90

 TOP TEN SECTOR CLASSIFICATIONS
 (as of June 30, 2002)

                                         % of                          % of
                                      Investments                   Investments
Financials                               21.5%    Consumer Staples      3.4%
Consumer Discretionary                   17.7%    Energy                4.4%
Industrials                              15.2%    Utilities            11.0%
Information Technology                   14.1%    Telecommunication
Healthcare                               11.0%    Services              1.0%
Materials                                 6.6%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 92 VL/VUL subaccounts and 85 VA subaccounts in the Morningstar Mid Cap Blend category.

                                                         Inception: May 1, 1994

  SMALL/MID CAP GROWTH FUND
  WELLINGTON MANAGEMENT COMPANY, LLP
                                                        J. Harrington/F. Boggan

..  Year to date, the Fund returned -9.67%, outperforming its benchmark, the
   Russell 2500 Growth Index.
..  Performance was driven by favorable security selection.
..  Stock selection contributed to results most significantly within the Health
   Care sector. The sector offers superior growth characteristics with predictable revenue and earnings streams. During the period, one of the top positive contributors to the Fund's return was Trigon Healthcare, which benefited from an acquisition bid made by Anthem (also held in the Fund). Consumer Staples holdings such as Constellation Brands and Pepsi Bottling Group were also strong contributors to Fund performance.
.. We have been using the recent turmoil in the equity markets to become slightly more levered to the economic recovery in our investment posture. The recent decline in stock prices has created some attractive opportunities in the Technology, Industrials, and Consumer Discretionary sectors of the equity market.
.. The manager employs fundamental research to identify quality growth companies with strong balance sheets. In addition, the manager's emphasis on profitable growth companies has been well rewarded as investors have refocused on corporate earnings and earnings growth.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 5/1/94
(Fund Inception Date)

                    Small/Mid             Small/Mid Cap
                 Cap Growth Fund       Growth Benchmark(1)
                -----------------    ----------------------
 4/30/1994          10,000.00              10,000.00
 5/31/1994          10,019.50              10,015.00
 6/30/1994          10,043.35               9,584.36
 7/31/1994          10,066.44               9,849.84
 8/31/1994          10,359.03              10,436.89
 9/30/1994          10,093.81              10,264.68
10/31/1994          10,262.89              10,442.26
11/30/1994           9,992.18               9,981.76
12/31/1994          10,055.96              10,121.50
 1/31/1995           9,933.79              10,242.96
 2/28/1995          10,282.83              10,787.89
 3/31/1995          10,797.79              11,216.17
 4/30/1995          11,069.02              11,310.38
 5/31/1995          11,087.25              11,588.62
 6/30/1995          11,652.14              12,115.90
 7/31/1995          12,564.26              12,877.99
 8/31/1995          12,807.23              13,019.65
 9/30/1995          12,763.70              13,309.99
10/31/1995          12,360.78              12,973.24
11/30/1995          13,159.52              13,553.15
12/31/1995          13,672.48              13,559.92
 1/31/1996          14,150.52              13,799.93
 2/29/1996          14,611.97              14,321.57
 3/31/1996          14,938.62              14,434.71
 4/30/1996          16,010.85              15,131.91
 5/31/1996          16,455.41              15,440.60
 6/30/1996          16,237.46              14,974.29
 7/31/1996          14,615.06              13,812.29
 8/31/1996          15,484.22              14,559.53
 9/30/1996          16,410.87              15,484.06
10/31/1996          16,925.95              15,302.90
11/30/1996          17,438.18              16,204.24
12/31/1996          17,819.82              15,932.01
 1/31/1997          17,845.10              16,636.20
 2/28/1997          16,823.68              16,270.21
 3/31/1997          15,824.55              15,350.94
 4/30/1997          15,365.29              15,727.04
 5/31/1997          16,487.26              17,136.18
 6/30/1997          16,713.17              17,610.85
 7/31/1997          18,027.97              19,296.21
 8/31/1997          17,686.10              19,107.11
 9/30/1997          19,024.95              20,073.93
10/31/1997          18,621.68              19,068.23
11/30/1997          18,188.04              19,268.44
12/31/1997          18,432.25              19,520.86
 1/31/1998          18,106.11              19,169.48
 2/28/1998          19,665.51              20,971.41
 3/31/1998          20,641.16              21,850.12
 4/30/1998          20,584.01              22,147.28
 5/31/1998          19,647.64              21,237.03
 6/30/1998          20,388.83              21,838.03
 7/31/1998          19,268.32              20,903.37
 8/31/1998          15,226.95              16,912.91
 9/30/1998          16,009.11              18,191.53
10/31/1998          16,873.70              19,530.43
11/30/1998          17,602.01              20,846.78
12/31/1998          19,466.01              23,006.50
 1/31/1999          19,609.73              23,696.70
 2/28/1999          18,153.72              22,537.93
 3/31/1999          19,356.11              23,793.29
 4/30/1999          20,434.97              24,878.27
 5/31/1999          20,604.07              25,134.51
 6/30/1999          21,477.65              26,911.52
 7/31/1999          20,969.83              26,362.53
 8/31/1999          19,347.71              25,793.10
 9/30/1999          18,728.16              25,978.81
10/31/1999          18,829.07              27,243.97
11/30/1999          19,018.61              30,461.49
12/31/1999          20,467.92              36,206.52
 1/31/2000          19,750.02              36,003.77
 2/29/2000          20,275.43              45,238.73
 3/31/2000          21,919.10              41,687.49
 4/30/2000          21,322.30              37,627.13
 5/31/2000          20,907.34              34,278.32
 6/30/2000          22,219.14              38,809.91
 7/31/2000          22,048.37              35,627.50
 8/31/2000          23,960.82              40,269.76
 9/30/2000          23,370.44              37,664.31
10/31/2000          23,160.63              35,336.65
11/30/2000          21,058.07              28,601.49
12/31/2000          22,361.15              30,374.78
 1/31/2001          23,322.26              32,343.06
 2/28/2001          21,729.27              27,352.53
 3/31/2001          19,942.94              24,327.34
 4/30/2001          22,007.63              28,034.83
 5/31/2001          22,357.04              28,847.84
 6/30/2001          22,754.01              29,502.68
 7/31/2001          22,233.97              27,328.33
 8/31/2001          21,517.27              25,511.00
 9/30/2001          18,714.13              21,515.98
10/31/2001          20,316.30              23,637.45
11/30/2001          21,992.76              25,679.73
12/31/2001          22,993.59              27,087.00
 1/31/2002          22,455.92              25,930.26
 2/28/2002          21,556.79              24,327.77
 3/31/2002          23,175.93              26,286.15
 4/30/2002          22,520.97              25,413.45
 5/31/2002          22,065.77              24,132.61
 6/30/2002          20,769.21              21,914.83

Value on 6/30/02:
-----------------
$20,769 Small/Mid Cap Growth Fund
$21,915 Small/Mid Cap Growth Benchmark(1)
MORNINGSTAR CATEGORY RISK+:
.. Below Average (VL/VUL)
.. Below Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 4 (VL/VUL)
.. 4 (VA)
 TOP TEN HOLDINGS (as of June 30, 2002)

                                     % of      six months ago
                                  Investments % of Investments
Manhattan Associates, Inc.           3.0%           1.7%
Fairchild Semiconductor Corp.        2.7%           1.6%
Albany Molecular Research, Inc.      2.6%           1.6%
Edwards Lifesciences Corp.           2.5%           2.1%
Laboratory Corporation of America
Holdings                             2.5%           2.2%
Verity, Inc.                         2.4%           1.5%
Veeco Instruments, Inc.              2.4%           2.0%
Constellation Brands, Inc.           2.4%           2.5%
CEC Entertainment, Inc.              2.3%           1.9%
Liz Claiborne, Inc.                  2.3%           2.1%

 AVERAGE ANNUAL TOTAL RETURNS*

                         Small/Mid   Small/Mid
                         Cap Growth  Cap Growth
                            Fund    Benchmark(1)
                         ---------- ------------
YTD**                      -9.67%      -19.09%
1 Year                     -8.72       -25.71
3 Years                    -1.11        -6.61
5 Years                     4.46         4.47
Since Inception (5/1/94)    9.38        10.08

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                         % of
                       Investments                  Investments
Information Technology    26.4%    Energy              6.2%
Health Care               23.4%    Consumer Staples    2.4%
Consumer Discretionary    21.6%    Materials           2.0%
Industrials                9.0%    Utilities           0.6%
Financials                 8.4%

(1)The Small/Mid Cap Growth Fund benchmark is the Russell Mid Cap(TM) Growth Index from May 1994 to April 1999 and the Russell 2500(TM) Growth Index May 1999-present.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate that shares, when redeemed, may be worth more or less than their original cost. Small company investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 394 VL/VUL subaccounts and 727 VA subaccounts in the Morningstar Mid Cap Growth category.

                                                         Inception: May 1, 1996

  SMALL CAP EQUITY FUND
  CAPITAL GUARDIAN TRUST COMPANY
                                                                Management Team

..  Year to date, the Fund returned -10.15%, underperforming its benchmark, the
   Russell 2000 Index.
.. Performance was driven mainly by unfavorable stock selection during the second quarter following outperformance in the first quarter.
   The main detractor from performance was stock selection within the producer durables sector. Another detractor was overall stock selection in the consumer discretionary sector, where the top individual detractor Insight Communications resides.
   Strong stock selection in technology and consumer staples, which was lead by the top contributor for the year, Dreyers Grand Ice Cream, was beneficial to returns.
.. While the consensus is that the U.S. economy may not be fully back on its feet until 2003, we continue to anticipate an upswing in cyclical stocks. We are starting to find attractively priced opportunities in telecom infrastructure-related companies with free cash flow and low business model risk.
.. Capital Guardian employs a multiple portfolio manager approach, with each portfolio managed by a team of portfolio managers and analysts. Each portfolio manager and the research analysts as a group manage a separate portion of the portfolio to capture the highest conviction ideas of the investment team. The manager selects stocks using proprietary fundamental equity research to identify companies that are believed to be undervalued, asset rich and dynamic and growing.


                                    [CHART]


Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

             Small Cap   Small Cap Equity
            Equity Fund   Benchmark (1)
            -----------  ----------------
 4/30/1996  $10,000.00      $10,000.00
 5/31/1996   10,231.73       10,253.00
 6/30/1996   10,126.04       10,132.01
 7/31/1996    9,630.09        9,592.99
 8/31/1996   10,161.38       10,009.33
 9/30/1996   10,449.97       10,282.58
10/31/1996   10,340.15       10,401.86
11/30/1996   10,678.01       10,961.48
12/31/1996   11,033.49       11,317.73
 1/31/1997   11,114.52       11,492.02
 2/28/1997   10,927.45       11,601.20
 3/31/1997   10,594.17       11,290.28
 4/30/1997   10,831.29       11,456.25
 5/31/1997   11,818.21       12,368.17
 6/30/1997   12,512.51       12,994.00
 7/31/1997   13,256.14       13,539.75
 8/31/1997   13,389.29       13,755.03
 9/30/1997   14,242.08       14,669.74
10/31/1997   13,761.11       14,270.72
11/30/1997   13,862.77       14,427.70
12/31/1997   13,855.26       14,916.80
 1/31/1998   13,513.54       14,646.80
 2/28/1998   14,524.23       15,531.47
 3/31/1998   15,129.82       16,162.05
 4/30/1998   15,213.56       16,241.24
 5/31/1998   14,450.38       15,666.30
 6/30/1998   14,449.78       15,578.57
 7/31/1998   13,262.11       14,358.77
 8/31/1998   10,895.23       12,110.18
 9/30/1998   11,407.11       12,794.41
10/31/1998   11,726.51       13,174.40
11/30/1998   12,312.68       13,531.43
12/31/1998   13,029.17       13,956.32
 1/31/1999   12,708.23       13,639.51
 2/28/1999   11,869.37       12,707.93
 3/31/1999   11,818.92       12,602.45
 4/30/1999   12,612.00       13,753.06
 5/31/1999   12,790.33       14,175.28
 6/30/1999   13,622.04       14,688.42
 7/31/1999   13,436.12       14,340.31
 8/31/1999   12,841.31       13,816.89
 9/30/1999   12,612.59       13,540.55
10/31/1999   12,358.41       13,269.74
11/30/1999   12,260.42       13,338.74
12/31/1999   12,582.73       13,748.24
 1/31/2000   11,847.60       13,389.41
 2/29/2000   12,338.26       14,207.50
 3/31/2000   12,566.66       14,274.28
 4/30/2000   12,779.68       14,358.50
 5/31/2000   12,662.80       14,138.81
 6/30/2000   12,732.80       14,551.66
 7/31/2000   12,995.66       15,036.24
 8/31/2000   13,753.86       15,708.35
 9/30/2000   13,766.35       15,618.82
10/31/2000   13,760.05       15,562.59
11/30/2000   10,725.63       13,964.31
12/31/2000   11,463.94       15,163.85
 1/31/2001   13,016.00       15,953.88
 2/28/2001   11,049.57       14,907.31
 3/31/2001   10,136.03       14,178.34
 4/30/2001   11,309.76       15,287.09
 5/31/2001   11,648.62       15,663.15
 6/30/2001   11,925.17       16,203.53
 7/31/2001   11,168.88       15,326.92
 8/31/2001   10,641.88       14,831.86
 9/30/2001    8,692.54       12,835.49
10/31/2001    9,418.37       13,586.37
11/30/2001   10,217.98       14,637.95
12/31/2001   11,031.01       15,541.11
 1/31/2002   10,623.32       15,379.48
 2/28/2002   10,376.77       14,958.09
 3/31/2002   11,643.45       16,160.72
 4/30/2002   11,257.82       16,307.78
 5/31/2002   10,623.43       15,583.71
 6/30/2002    9,911.82       14,810.76

Value on 6/30/02:
-----------------
 $9,912 Small Cap Equity Fund
$14,811 Small Cap Equity Benchmark (1)

MORNINGSTAR CATEGORY RISK+:
.. Above Average (VL/VUL)
.. Above Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 1 (VL/VUL)
.. 1 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                     % of      six months ago
                                  Investments % of Investments
Ferro Corp.                          2.2%           2.0%
Dreyer's Grand Ice Cream, Inc.       2.1%           1.8%
American Capital Strategies, Ltd.    1.6%           1.7%
Sterling Bancshares, Inc.            1.5%           1.4%
Briggs & Stratton Corp.              1.4%           1.5%
LTX Corp.                            1.4%           1.2%
Credence Systems Corp.               1.4%           0.6%
Energen Corp.                        1.4%           1.3%
Exar Corp.                           1.4%           1.4%
Pinnacle Systems, Inc.               1.4%           1.3%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Small Cap  Small Cap Equity
                         Equity Fund   Benchmark(1)
                         ----------- ----------------
YTD**                      -10.15%        -4.70%
1 Year                     -16.88         -8.60
3 Years                    -10.06          0.28
5 Years                     -4.54          2.65
Since Inception (5/1/96)     -.13          6.58

 TOP SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                         % of
Information Technology    21.8%    Materials           6.8%
Financials                18.7%    Consumer Staples    4.3%
Consumer Discretionary    17.3%    Energy              3.5%
Industrials               15.6%    Utilities           2.2%
Health Care               9.7%

(1)The Small Cap Equity Benchmark is the Russell 2000(R) Value Index, May 1996 thru October 2000, and the Russell 2000(R) Index November 2000 to present.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 107 VL/VUL subaccounts and 204 VA subaccounts in the Morningstar Small Blend category.

                                                      Inception: August 31,1999

  SMALL CAP VALUE FUND
  T. ROWE PRICE ASSOCIATES, INC.
                                                               Preston G. Athey


..  Year to date, the portfolio returned 7.43%, outperforming its benchmark, the
   Russell 2000 Value Index.
.. Performance was driven by favorable sector and stock selection. Sector decisions added value as a result of underweighting telecomm and overweighting consumer discretionary. Positive stock selection in the information technology and consumer discretionary sectors added to the portfolio's outperformance. In consumer discretionary, Culp Inc., Fred's Inc., Stein Mart, and Aaron Rents were all significant contributors. In the Health Care sector, two of the portfolio's biotechnology positions hurt performance, Guilford Pharmaceuticals and Bone Care International. The top five contributors to portfolio performance were Fred's Inc., Landstar Systems, Brown & Brown, Texas Regional Bancshares, and Stein Mart. The bottom five contributors to portfolio performance were Packeteer Inc., Stellent, Instituform Technologies, Guilford Pharmaceuticals, and Bone Care International.
.. Lately we've been finding value in what was once viewed as traditional growth areas -- including technology and health care; and at the same time there is less value in financials and utilities. We are not buying mainstream computer and semiconductor companies, but we are nibbling at the profitable suppliers that are tied to the prospects of the main technology players.
.. The manager employs a value approach in selecting stocks using proprietary fundamental equity research. The manager seeks companies with attractive valuation relative to industry peers and its historical norm.

                                   [CHART]

                             Historical Fund Return

$10,000
Investment made 8/31/99
(Fund Inception Date)

                 Small Cap        Small Cap Value
                Value Fund       Fund Benchmark (1)
                ----------       ------------------
 8/31/1999      $10,001.18          $10,000.00
 9/30/1999        9,560.11            9,685.00
10/31/1999        9,442.56            9,694.69
11/30/1999        9,942.06            9,748.01
12/31/1999       10,508.24           10,080.41
 1/31/2000        9,755.79            9,661.07
 2/29/2000        9,775.43            9,828.20
 3/31/2000       11,917.95           10,551.56
 4/30/2000       12,265.51           10,547.34
 5/31/2000       12,275.08           10,528.35
 6/30/2000       12,414.03           10,488.35
 7/31/2000       12,368.00           10,715.94
 8/31/2000       13,857.01           11,277.46
 9/30/2000       13,472.03           11,209.79
10/31/2000       13,914.54           11,203.07
11/30/2000       12,935.92           11,060.79
12/31/2000       14,101.31           12,175.72
 1/31/2001       14,699.69           12,511.77
 2/28/2001       14,807.89           12,494.25
 3/31/2001       14,644.98           12,294.34
 4/30/2001       16,013.47           12,863.57
 5/31/2001       16,431.16           13,194.16
 6/30/2001       16,674.51           13,724.57
 7/31/2001       16,433.98           13,417.14
 8/31/2001       15,999.10           13,370.18
 9/30/2001       14,537.76           11,894.11
10/31/2001       15,075.16           12,204.55
11/30/2001       15,775.72           13,082.05
12/31/2001       16,794.27           13,882.68
 1/31/2002       17,151.01           14,067.32
 2/28/2002       17,409.66           14,153.13
 3/31/2002       18,660.61           15,213.20
 4/30/2002       19,409.00           15,748.70
 5/31/2002       18,596.85           15,227.42
 6/30/2002       18,042.43           14,890.89

Value on 6/30/02:
-----------------
$18,042 Small Cap Value Fund
$14,891 Small Cap Value Benchmark (1)




MORNINGSTAR CATEGORY RISK+:
.. N/A (VL/VUL)
.. N/A (VA)

MORNINGSTAR CATEGORY RATING+:
.. N/A (VL/VUL)
.. N/A (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                        % of      six months ago
Freds, Inc.                             2.4%           2.3%
Brown & Brown, Inc.                     2.2%           2.4%
Ruby Tuesday, Inc.                      2.1%           2.5%
XTO Energy, Inc.                        2.1%           2.0%
Texas Regional Bancshares, Inc.         2.0%           1.9%
Landstar Systems, Inc.                  2.0%           1.9%
Rare Hospitality International, Inc.    1.7%           1.7%
Triad Guaranty, Inc.                    1.6%           1.7%
Haverty Furniture Co., Inc.             1.6%           1.4%
Saga Communications, Inc.               1.6%           1.4%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Small Cap  Small Cap Value
                          Value Fund  Benchmark(1)
                          ---------- ---------------
YTD**                        7.43%         7.26%
1 Year                       8.20          8.50
Since Inception (8/31/99)   23.16         15.09

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                         % of
                       Investments                  Investments
Financials                26.5%    Energy              7.8%
Consumer Discretionary    21.3%    Utilities           3.7%
Industrials               15.5%    Health Care         3.6%
Materials                 10.4%    Consumer Staples    3.3%
Information Technology    10.3%

(1)The Small Cap Value benchmark is the Russell 2500(TM) Value Index from September 1999 to December 2000 and the Russell 2000(R) Value Index January 2001-present.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.
+  Source: MorningStar, Inc. Data as of 6/30/02 has not yet rated this fund.

                                                          Inception: May 1,1996

  SMALL CAP GROWTH FUND
  JOHN HANCOCK ADVISERS, LLC
                                                                  Bernice Behar

..  Year to date, the Fund returned -17.74%, slightly underperforming its benchmark, the Russell 2000 Growth Index.
..  Results from favorable sector allocation decisions were offset by unfavorable security selection.
.. The Technology sector was a major driver of performance. While stock selection detracted, an underweighting in the sector was beneficial. Having begun the year with a fairly aggressive positioning, we worked throughout second quarter to move to a more defensive stance. With valuations high due to investors' expectation of a recovery in late 2002 or early 2003, we decided to trim some positions in this area.
.. In line with our increasingly defensive positioning, we overweighted the staples and discretionary sectors, both of which helped the portfolio's relative performance. Strong consumer spending has been the primary positive economic driver during the current slowdown, in contrast to weak corporate capital spending. Therefore, we sought to position the portfolio to benefit from consumer-related stocks, which we feel should show more dynamic earnings growth until the traditional growth sectors recover.
.. The manager builds a diversified portfolio by employing a bottom-up, fundamental research driven process to minimize the impact of individual security, business and liquidity risk.

                                    [CHART]


Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

            Small Cap Growth Fund  Russell 2000(R) Growth Index
            ---------------------  ----------------------------
 4/30/1996       $10,000.00              $10,000.00
 5/31/1996        10,599.17               10,513.00
 6/30/1996        10,294.35                9,829.66
 7/31/1996         9,480.13                8,629.45
 8/31/1996        10,298.31                9,268.03
 9/30/1996        11,150.77                9,745.34
10/31/1996        10,169.74                9,325.31
11/30/1996         9,976.02                9,584.56
12/31/1996         9,950.35                9,771.46
 1/31/1997        10,302.13               10,015.74
 2/28/1997         9,637.66                9,410.79
 3/31/1997         8,962.47                8,746.39
 4/30/1997         8,762.88                8,644.93
 5/31/1997         9,780.55                9,944.26
 6/30/1997        10,513.55               10,281.38
 7/31/1997        11,205.43               10,807.78
 8/31/1997        11,571.21               11,132.02
 9/30/1997        12,817.44               12,020.35
10/31/1997        11,834.46               11,297.93
11/30/1997        11,387.43               11,029.04
12/31/1997        11,369.73               11,035.65
 1/31/1998        11,170.39               10,888.88
 2/28/1998        12,061.95               11,850.37
 3/31/1998        12,788.45               12,348.08
 4/30/1998        12,730.11               12,423.41
 5/31/1998        11,855.75               11,520.22
 6/30/1998        12,365.90               11,637.73
 7/31/1998        11,536.94               10,665.98
 8/31/1998         8,965.63                8,204.27
 9/30/1998         9,700.92                9,036.19
10/31/1998        10,229.85                9,507.87
11/30/1998        11,423.75               10,245.69
12/31/1998        13,017.10               11,172.92
 1/31/1999        13,455.51               11,675.70
 2/28/1999        12,383.65               10,607.37
 3/31/1999        13,340.57               10,985.00
 4/30/1999        13,872.71               11,954.97
 5/31/1999        13,625.86               11,974.10
 6/30/1999        14,903.15               12,605.14
 7/31/1999        15,022.06               12,215.64
 8/31/1999        14,919.53               11,758.77
 9/30/1999        15,235.62               11,985.72
10/31/1999        16,337.24               12,292.55
11/30/1999        18,479.13               13,591.87
12/31/1999        22,179.09               15,986.76
 1/31/2000        21,633.01               15,838.08
 2/29/2000        27,927.54               19,523.61
 3/31/2000        25,551.01               17,471.68
 4/30/2000        21,938.96               15,707.04
 5/31/2000        19,337.93               14,331.10
 6/30/2000        23,397.89               16,182.68
 7/31/2000        21,152.78               14,795.82
 8/31/2000        23,672.80               16,352.34
 9/30/2000        22,477.94               15,539.63
10/31/2000        20,010.12               14,277.81
11/30/2000        16,003.54               11,684.96
12/31/2000        17,425.36               12,400.08
 1/31/2001        17,633.46               13,403.25
 2/28/2001        15,433.43               11,565.66
 3/31/2001        13,803.45               10,514.34
 4/30/2001        15,698.64               11,801.30
 5/31/2001        15,755.91               12,075.09
 6/30/2001        16,042.64               12,404.74
 7/31/2001        15,121.09               11,346.62
 8/31/2001        14,224.44               10,637.45
 9/30/2001        11,826.21                8,921.63
10/31/2001        13,088.50                9,779.89
11/30/2001        14,356.80               10,596.51
12/31/2001        15,227.42               11,256.68
 1/31/2002        14,545.51               10,855.94
 2/28/2002        13,656.66               10,153.56
 3/31/2002        14,688.98               11,035.90
 4/30/2002        14,230.89               10,797.53
 5/31/2002        13,474.47               10,165.87
 6/30/2002        12,526.24                9,303.81

Value on 6/30/02:
-----------------
$12,526 Small Cap Growth Fund
 $9,304 Russell 2000(R) Growth Index


MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                                    six months ago
                                           % of          % of
                                        Investments  Investments
American Italian Pasta Co.                 1.5%          1.3%
Corporate Executive Board Co.              1.5%          1.4%
Southwest Bancorporation of Texas, Inc.    1.4%          1.1%
ScanSource, Inc.                           1.4%          1.3%
Freds, Inc.                                1.3%          1.1%
Hydril Co.                                 1.2%          1.1%
Duane Reade, Inc.                          1.2%          1.1%
Mid Atlantic Medical Services, Inc.        1.2%          1.3%
Sterling Bancshares, Inc.                  1.2%          1.1%
Herley Industries, Inc.                    1.2%          1.1%

 AVERAGE ANNUAL TOTAL RETURNS *

                          Small Cap  Russell 2000(R)
                         Growth Fund  Growth Index
                         ----------- ---------------
YTD**                      -17.74%       -17.35%
1 Year                     -21.92        -25.00
3 Years                     -5.63         -9.63
5 Years                      3.57         -1.98
Since Inception (5/1/96)     3.72         -1.16

 TOP SECTOR CLASSIFICATIONS (as of June 30, 2002)

                          % of                         % of
                       Investments                  Investments
Consumer Discretionary    22.2%    Financials          10.6%
Health Care               18.2%    Energy               8.4%
Industrials               17.5%    Consumer Staples     7.2%
Information Technology    14.6%    Materials            1.4%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 277 VL/VUL subaccounts and 466 VA subaccounts in the Morningstar Small Growth category.

                                                         Inception: May 2, 1988

  INTERNATIONAL EQUITY INDEX FUND
  INDEPENDENCE INVESTMENT LLC
                                                          B. Greenleaf/D. Nolan

..  Year to date, the Fund returned 0.4%, performing inline with its custom benchmark (90% EAFE GDP Index/10% MSCI Emerging Markets Index).
.. This Fund continues to meet its long-term investment objective: to track the performance of broad-based equity indices of foreign companies in developed and emerging markets. The performance objective is to approximately track the Custom Index of 90% EAFE GDP Index and 10% MSCI Emerging Markets Index.
.. The Fund seeks to track the performance of its benchmark by investing in representative sample of issues selected through proprietary quantitative techniques. The Fund is managed using a risk model to identify and capture the risk characteristics of the custom index, including country and sector exposures.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 6/30/92
(10-Year Period)

              International Equity         International Equity
                  Index Fund                Index Benchmark(1)
              --------------------         --------------------
30 Jun 92         10,000.00                    10,000.00
31 Jul 92         10,000.00                     9,747.00
31 Aug 92          9,943.05                    10,362.04
30 Sep 92          9,833.29                    10,161.01
30 Oct 92          9,798.31                     9,630.61
30 Nov 92          9,746.24                     9,724.02
31 Dec 92         10,153.67                     9,777.51
29 Jan 93         10,290.61                     9,779.46
26 Feb 93         10,352.78                    10,077.74
31 Mar 93         10,300.69                    10,959.54
30 Apr 93         10,642.45                    12,002.89
28 May 93         10,708.18                    12,259.75
30 Jun 93         11,252.13                    12,070.95
30 Jul 93         11,153.18                    12,495.84
31 Aug 93         11,349.29                    13,173.12
30 Sep 93         11,984.75                    12,879.36
29 Oct 93         12,142.11                    13,278.62
30 Nov 93         12,924.14                    12,120.72
31 Dec 93         12,441.04                    12,998.26
31 Jan 94         13,614.15                    14,100.52
28 Feb 94         13,707.75                    14,063.85
31 Mar 94         13,548.02                    13,460.52
29 Apr 94         12,841.51                    14,035.28
31 May 94         13,083.40                    13,958.09
30 Jun 94         13,236.32                    14,159.08
29 Jul 94         12,895.10                    14,297.84
31 Aug 94         13,191.63                    14,639.56
30 Sep 94         13,802.30                    14,181.34
31 Oct 94         13,515.36                    14,656.42
30 Nov 94         13,786.26                    13,955.84
30 Dec 94         12,883.95                    14,046.55
31 Jan 95         12,762.06                    13,509.97
28 Feb 95         12,049.13                    13,474.85
31 Mar 95         12,254.36                    14,319.72
28 Apr 95         12,699.39                    14,862.44
31 May 95         13,081.96                    14,688.55
30 Jun 95         13,349.77                    14,434.44
31 Jul 95         13,221.23                    15,336.59
31 Aug 95         13,955.48                    14,755.33
29 Sep 95         13,558.82                    15,047.49
31 Oct 95         13,750.98                    14,647.22
30 Nov 95         13,512.57                    15,058.81
29 Dec 95         13,575.26                    15,668.69
31 Jan 96         13,784.98                    15,736.07
29 Feb 96         14,002.22                    15,792.72
29 Mar 96         14,160.91                    16,132.26
30 Apr 96         14,296.21                    16,604.94
31 May 96         14,825.72                    16,302.73
28 Jun 96         14,675.16                    16,398.91
31 Jul 96         14,707.72                    15,923.34
30 Aug 96         14,083.84                    15,961.56
30 Sep 96         14,194.45                    16,389.33
31 Oct 96         14,459.81                    16,225.44
29 Nov 96         14,370.37                    16,874.45
31 Dec 96         15,013.33                    16,661.84
31 Jan 97         15,051.37                    16,082.00
28 Feb 97         14,791.32                    16,348.97
31 Mar 97         14,846.82                    16,412.73
30 Apr 97         14,570.75                    16,503.00
30 May 97         14,674.40                    17,580.64
30 Jun 97         15,910.48                    18,554.61
31 Jul 97         16,734.35                    18,858.91
29 Aug 97         17,260.84                    17,453.92
30 Sep 97         15,379.99                    18,434.83
31 Oct 97         16,491.79                    17,022.72
28 Nov 97         14,257.06                    16,852.49
31 Dec 97         14,252.30                    17,004.16
31 Jan 98         14,294.90                    17,786.36
27 Feb 98         14,305.29                    18,931.80
31 Mar 98         15,403.53                    19,518.68
30 Apr 98         16,028.04                    19,676.78
29 May 98         16,456.66                    19,960.13
30 Jun 98         16,554.44                    20,151.75
31 Jul 98         16,755.13                    20,419.77
31 Aug 98         16,891.70                    17,734.57
30 Sep 98         14,743.12                    17,245.09
30 Oct 98         14,284.41                    19,169.64
30 Nov 98         15,830.44                    20,168.38
31 Dec 98         16,597.73                    20,985.20
29 Jan 99         17,270.96                    21,012.48
26 Feb 99         17,308.91                    20,356.89
31 Mar 99         16,723.01                    21,433.77
30 Apr 99         17,600.05                    22,299.70
28 May 99         18,273.58                    21,135.65
30 Jun 99         17,388.60                    22,203.00
30 Jul 99         18,285.14                    22,755.86
31 Aug 99         18,714.02                    22,915.15
30 Sep 99         18,885.06                    23,197.01
29 Oct 99         19,018.04                    23,969.47
30 Nov 99         19,655.27                    24,961.80
31 Dec 99         21,668.76                    27,465.47
31 Jan 00         22,602.48                    26,119.66
29 Feb 00         21,276.37                    27,026.02
31 Mar 00         22,001.43                    27,766.53
28 Apr 00         22,594.63                    25,975.59
31 May 00         21,142.21                    25,352.17
30 Jun 00         20,734.06                    26,439.78
31 Jul 00         21,462.54                    25,112.51
31 Aug 00         20,442.74                    25,378.70
29 Sep 00         20,640.00                    24,099.61
31 Oct 00         19,640.63                    23,309.14
30 Nov 00         18,992.61                    22,269.56
29 Dec 00         18,165.70                    22,817.39
31 Jan 01         18,665.44                    23,321.65
28 Feb 01         19,040.90                    21,735.78
30 Mar 01         17,719.13                    20,268.61
30 Apr 01         16,481.15                    21,577.97
31 May 01         17,610.64                    20,919.84
30 Jun 01         17,052.57                    20,177.18
31 Jul 01         16,467.69                    19,650.56
31 Aug 01         16,047.17                    19,163.23
28 Sep 01         15,668.84                    16,959.45
31 Oct 01         13,849.26                    17,419.06
30 Nov 01         14,187.50                    18,183.75
31 Dec 01         14,835.67                    18,249.21
31 Jan 02         14,877.00                    17,400.63
28 Feb 02         14,171.72                    17,583.33
30 Mar 02         14,355.60                    18,571.52
30 Apr 02         15,223.73                    18,805.52
31 May 02         15,343.73                    19,127.09
30 Jun 02         15,545.54                    18,356.27

Value on 6/30/02
----------------
$14,936   International Equity Index Fund
$18,356   International Equity Index
          Benchmark (1)


MORNINGSTAR CATEGORY RISK+:
.. Below Average (VL/VUL)
.. Below Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                      % of      six months ago
                   Investments % of Investments
Total Fina SA         1.6%           1.3%
ENI                   1.5%           1.3%
Siemens AG            1.4%           1.2%
DaimlerChrysler AG    1.2%           1.0%
Toyota Motor Corp.    1.2%           1.6%
BP Amoco PLC          1.2%           1.2%
Deutsche Bank AG      1.2%           0.9%
Telecom Italia SpA    1.0%           0.8%
Allianz AG            1.0%           1.0%
E.On AG               1.0%           0.7%

 AVERAGE ANNUAL TOTAL RETURNS*

           International   International Equity
         Equity Index Fund  Index Benchmark(1)
         ----------------- --------------------
YTD**            .40%              0.59%
1 Year         -9.30              -9.02
3 Years        -6.52              -6.14
5 Years        -2.25              -0.21
10 Years        4.10               6.26

 TOP TEN COUNTRIES (as of June 30, 2002)

                  % of                    % of
   Country     Investments             Investments
Japan             27.8%    Spain          3.9%
Germany           12.9%    Netherlands    2.9%
United Kingdom    10.0%    Australia      2.5%
France             8.9%    South Korea    2.1%
Italy              8.1%    Belgium        1.7%

(1)The International Equity Benchmark represents the MSCI EAFE from May 1988 to April 1998 and then MSCI EAFE GDP weighted from May 1998 to June 1999 and now 90% MSCI EAFE GDP 10% MSCI Emerging Markets Free from July 1999 to present.
* Total returns are for the period ended June 30, 2002, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 526 VL/VUL subaccounts and 976 VA subaccounts in the Morningstar Foreign Stock category.

                                                         Inception: May 1, 1996

  INTERNATIONAL OPPORTUNITIES FUND
  T. ROWE PRICE INTERNATIONAL, INC.
                                              Warren/Ford/Seddon/Bickford-Smith

..  Year to date, the Fund returned -3.62%, underperforming its benchmark, the
   MSCI All Country World Ex US Free Index.
.. Performance was driven by unfavorable country and sector selection. An underweight position in Japan, as well as overweight positions in Brazil and Israel, hurt returns. Stock selection within countries was also negative. Returns were disappointing in the Netherlands, Singapore and Australia, but this was partially offset by successful stock selection in France.
.. Sector decisions detracted as a result of overweighting information technology and underweighting materials. Within sectors, stock selection was positive. The Fund's holdings in financials, as well as telecomm and information technology, added value. These positives overcame negative stock selection in health care and consumer discretionary.
.. The manager employs a bottom-up, fundamental research approach to identify companies that are capable of achieving and sustaining above average, long-term earnings growth, and that are reasonably priced. Country allocation decisions are driven by stock selection.


                                    [CHART]

Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

             International
             Opportunities  MCSI All Country World
                 Fund         Free Ex. US Index
             -------------  ----------------------
4/30/1996     $10,000.00         $10,000.00
5/31/1996       9,850.00          10,024.34
6/30/1996       9,900.24          10,129.22
7/31/1996       9,571.55           9,819.73
8/31/1996       9,628.02           9,971.07
9/30/1996       9,866.79          10,190.88
10/31/1996      9,768.13          10,150.25
11/30/1996     10,145.18          10,608.68
12/31/1996     10,027.49          10,672.04
1/31/1997       9,842.99          10,544.32
2/28/1997      10,023.11          10,671.97
3/31/1997      10,002.06          10,659.18
4/30/1997      10,086.08          10,701.19
5/31/1997      10,709.40          11,332.27
6/30/1997      11,300.56          11,796.26
7/31/1997      11,528.83          12,113.19
8/31/1997      10,621.51          10,992.06
9/30/1997      11,196.14          11,718.58
10/31/1997     10,243.35          10,863.43
11/30/1997     10,115.30          10,858.72
12/31/1997     10,231.63          10,880.04
1/31/1998      10,537.56          11,254.02
2/28/1998      11,240.41          11,932.03
3/31/1998      11,629.33          12,345.90
4/30/1998      11,713.06          12,435.38
5/31/1998      11,501.05          12,390.74
6/30/1998      11,457.35          12,416.32
7/31/1998      11,566.19          12,560.24
8/31/1998       9,935.36          10,980.00
9/30/1998       9,725.72          10,715.43
10/31/1998     10,744.01          11,680.61
11/30/1998     11,320.96          12,199.09
12/31/1998     11,711.53          12,611.66
1/31/1999      11,698.65          12,484.38
2/28/1999      11,436.60          12,268.43
3/31/1999      11,988.99          12,769.42
4/30/1999      12,588.44          13,241.38
5/31/1999      11,996.78          12,623.31
6/30/1999      12,548.63          13,112.65
7/31/1999      12,843.53          13,358.88
8/31/1999      12,888.48          13,495.21
9/30/1999      12,976.12          13,581.86
10/31/1999     13,458.83          14,038.51
11/30/1999     13,997.19          15,021.61
12/31/1999     15,332.52          16,900.78
1/31/2000      14,499.96          15,834.00
2/29/2000      14,891.46          16,711.59
3/31/2000      15,451.38          16,885.48
4/30/2000      14,589.19          15,946.30
5/31/2000      14,215.71          15,446.42
6/30/2000      14,821.30          16,250.95
7/31/2000      14,235.86          15,693.05
8/31/2000      14,412.38          16,033.54
9/30/2000      13,612.49          15,020.47
10/31/2000     13,179.62          14,413.93
11/30/2000     12,587.85          13,655.62
12/31/2000     13,018.36          14,136.02
1/31/2001      13,213.63          14,305.54
2/28/2001      12,167.11          13,024.07
3/31/2001      11,306.90          12,015.17
4/30/2001      12,075.77          12,974.65
5/31/2001      11,742.48          12,412.32
6/30/2001      11,291.56          11,876.69
7/31/2001      11,040.89          11,594.56
8/31/2001      10,767.08          11,302.99
9/30/2001       9,624.69          10,116.79
10/31/2001      9,894.18          10,444.29
11/30/2001     10,346.35          10,925.81
12/31/2001     10,479.81          11,177.39
1/31/2002      11,177.39          10,031.28
2/28/2002      10,698.55          10,103.50
3/31/2002      10,793.70          10,652.12
4/30/2002      11,351.81          10,721.36
5/31/2002      11,270.56          10,838.23
6/30/2002      11,299.90          10,370.01

Value on 6/30/02:
-----------------
$10,773 International Opportunities Fund
$10,370 MSCI All Country World Free Ex. US Index

MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. N/A (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. N/A (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                              six months ago
                                     % of          % of
                                  Investments  Investments
GlaxoSmithKline PLC                  3.3%          3.1%
Total Fina SA                        2.8%          2.7%
Royal Bank of Scotland Group         2.4%          2.3%
Reed International PLC               2.0%          1.9%
Nestle SA                            1.9%          2.0%
Securitas AB                         1.7%          1.5%
Shell Transport & Trading Co. PLC    1.7%          1.7%
Rhone-Poulenc SA                     1.6%          1.6%
ING Groep NV                         1.5%          1.7%
BNP Paribas                          1.5%          1.6%

 AVERAGE ANNUAL TOTAL RETURNS*

                                             MSCI All Country
                         Intl. Opportunities  World Free Ex.
                                Fund             US Index
                         ------------------- ----------------
YTD**                           -3.62%            -1.05%
1 Year                          -9.30             -8.16
3 Years                         -6.34             -6.16
5 Years                         -1.80             -1.70
Since Inception (5/1/96)         1.21              0.59

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                    % of                          % of
                 Investments                   Investments
Financials          23.2%    Energy               8.2%
Consumer                     Telecommunication
Discretionary       16.3%    Services             8.1%
Health Care         10.8%    Industrials          7.9%
Information                  Materials            5.0%
Technology          9.8%     Utilities            1.9%
Consumer Staples    8.7%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 526 VL/VUL subaccounts in the Morningstar Foreign Stock category. This fund is not rated for VA subaccounts.

                                                     Inception: August 31, 1999

  INTERNATIONAL OPPORTUNITIES B FUND (FORMERLY INTERNATIONAL EQUITY FUND)
  T. ROWE PRICE INTERNATIONAL, INC.
                                              Warren/Ford/Seddon/Bickford-Smith

.. Year to date, the Fund returned -4.81% underperforming its custom benchmark. .. On May 1st, the Fund's name, portfolio manager and investment strategy were changed. The new manager -- T. Rowe Price International -- uses an identical strategy to the one being used for the International Opportunities Fund, which invests in companies across developed and emerging markets. Since its May 1, 2002 inception, the portfolio returned -4.57%, underperforming its benchmark, the MSCI All Country World Ex US Free Index.
..  For the two month period under the new manager and strategy, performance was driven by unfavorable country and sector selection.
.. At the industry level, stock selection was positive. Your portfolio holdings in energy and banks had a positive impact, while an overweight in media was a large detractor.
..  Returns were disappointing in the Netherlands and Japan, but this was offset by successful stock selection in France and Brazil.
..  The holdings that detracted most from the portfolio's performance included
   GlaxoSmithKline, WPP, Vodafone, ASML and Telefonica. The holdings that added greatest value included TotalFina Elf, Securitas, Shell, ICICI and Siam Commercial Bank.
.. The manager employs a bottom-up, fundamental research approach to identify companies that are capable of achieving and sustaining above-average, long-term earnings growth and that are reasonably priced. Country allocation decisions are driven by stock selection.

                                    [CHART]


Historical Fund Return

$10,000
Investment made 8/31/99
(Fund Inception Date)

                                                   International
                           International       Opportunities B Fund
                       Opportunities B Fund       Benchmark (1)
                       --------------------    --------------------
 8/31/1999                  $10,000.00            $10,103.00
10/31/1999                    9,935.73             10,483.88
11/30/1999                   10,307.81             10,850.82
12/31/1999                   11,743.59             11,826.31
 1/31/2000                   12,149.28             11,076.52
 2/29/2000                   11,523.58             11,376.69
 3/31/2000                   12,105.95             11,820.38
 4/30/2000                   12,439.96             11,201.00
 5/31/2000                   11,838.37             10,929.93
 6/30/2000                   11,566.83             11,359.48
 7/31/2000                   11,851.50             10,885.79
 8/31/2000                   11,411.38             10,982.67
 9/30/2000                   11,366.34             10,450.01
10/31/2000                   10,190.22             10,205.48
11/30/2000                   10,281.19              9,824.82
12/31/2000                   10,325.28             10,176.55
 1/31/2001                   10,403.30             10,171.46
 2/28/2001                   10,375.25              9,409.62
 3/31/2001                    9,505.51              8,786.70
 4/30/2001                    8,848.98              9,402.65
 5/31/2001                    9,510.71              9,078.26
 6/30/2001                    9,220.73              8,710.59
 7/31/2001                    8,889.09              8,552.92
 8/31/2001                    8,671.26              8,338.25
 9/30/2001                    8,325.92              7,495.25
10/31/2001                    7,518.08              7,687.13
11/30/2001                    7,757.45              7,970.78
12/31/2001                    7,965.30              8,018.61
 1/31/2002                    8,025.06              7,592.82
 2/28/2002                    7,539.88              7,646.73
 3/31/2002                    7,617.07              8,064.24
 4/30/2002                    8,003.65              8,122.30
 5/31/2002                    8,004.52              8,232.77
 6/30/2002                    8,020.33              7,908.39

Value on 6/30/02
7,639  International Opportunities B Fund
7,908  International Opportunities B Fund Benchmark (1)
 TOP TEN HOLDINGS (as of June 30, 2002)

                                     % of      six months ago
                                  Investments % of Investments
GlaxoSmithKline PLC                  3.3%           3.1%
Total Fina SA                        2.9%           2.9%
Royal Bank of Scotland Group         2.4%           2.4%
Reed International PLC               2.1%           2.0%
Nestle SA                            1.9%           2.1%
Securitas AB                         1.8%           1.6%
Shell Transport & Trading Co. PLC    1.7%           1.8%
ING Groep NV                         1.7%           1.8%
Rhone-Poulenc SA                     1.6%           1.6%
Vodafone AirTouch PLC                1.6%           1.7%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Intl. Opportunities Intl. Opportunities
                                B Fund          B Benchmark(1)
                          ------------------- -------------------
YTD**                            -4.81%              -1.37%
1 Year                          -14.06               -9.21
Since Inception (8/31/99)        -9.07               -7.95


MORNINGSTAR CATEGORY RISK+:
.. N/A (VL/VUL)
.. N/A (VA)

MORNINGSTAR CATEGORY RATING+:
.. N/A (VL/VUL)
.. N/A (VA)

 TOP TEN SECTOR CLASSIFICATIONS (as of June 30, 2002)

                 % of                          % of
              Investments                   Investments
Financials       23.8%    Consumer Staples     8.4%
Consumer                  Telecommunication
Discretionary    17.0%    Services             7.9%
Health Care      10.8%    Energy               7.8%
Information               Materials            4.9%
Technology       9.0%     Utilities            2.0%
Industrials      8.4%

(1)The benchmark represents the MSCI EAFE from September 1999 to April 2002 and now MSCI All Country World Free Ex US from May 2002 to present.
* Total returns are for the period ended June 30, 2002, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.
** Year-to-date returns are not annualized.
+  Source:MorningStar, Inc. Data as of 6/30/02 has not rated this fund.

                                                         Inception: May 1, 1998

  EMERGING MARKETS EQUITY FUND
  MORGAN STANLEY INVESTMENT MANAGEMENT, INC.
                                                           Narayan Ramachandran

..  Year to date, the Fund returned 3.85% outperforming its benchmark, the MSCI
   EMF Index.
.. Performance was driven by favorable country and stock selection. On a country allocation basis an underweight position in Israel, Argentina and Chile coupled with an overweight stance in Indonesia, and South Korea contributed positively to performance. Stock selection in India, Israel and South Africa contributed positively to performance while selection in Russia and Mexico detracted from performance.
.. Stock selection added value broadly across sectors with stock selection in Utilities being the only detractor. On a sector allocation basis, our overweight stance in Consumer Discretionary and Health Care coupled with our underweight in Utilities contributed positively to performance while our underweight stance in Materials and overweight stance in Telecommunication Services detracted from performance.
.. Given our current outlook and our desire to minimize trading activity, following recent MSCI changes/2/, we reduced our active positions in South Korea (less overweight) and Malaysia (less underweight) while increasing our active positions in India (more overweight) and South Africa (more underweight). In Brazil, the path from today until elections in October will remain rocky and we expect continued volatility in equity and currency markets. We feel that in a risk adverse world, Brazilian growth will remain constrained by its current account deficit and that the earnings growth outlook for stocks is not exciting. We are modestly underweight since there is a high level of pessimism reflected in current prices. Nevertheless, we are prepared to take strong action as fundamentals and prices change.
.. The manager combines top down country allocation decisions with bottom-up stock selection. The manager selects stocks using fundamental proprietary research to identify companies with strong earnings growth and reasonable valuations.
                                    [CHART]

Historical Fund Return

$10,000
Investment made 5/1/98
(Fund Inception Date)

              Emerging Markets   MSCI Emerging Markets
               Equity Fund (1)        Free Index (2)
               ---------------    ----------------------
 4/30/1998       $10,000.00            $10,000.00
 5/31/1998         8,687.98              8,630.00
 6/30/1998         7,960.03              7,724.71
 7/31/1998         8,533.05              7,969.59
 8/31/1998         5,844.62              5,665.58
 9/30/1998         6,556.15              6,024.78
10/31/1998         7,080.77              6,659.19
11/30/1998         7,667.81              7,213.23
12/31/1998         7,113.31              7,108.64
 1/31/1999         6,933.57              6,994.19
 2/28/1999         6,732.04              7,062.03
 3/31/1999         7,577.83              7,992.81
 4/30/1999         8,290.44              8,981.52
 5/31/1999         7,990.48              8,929.43
 6/30/1999         9,228.06              9,942.92
 7/31/1999         8,932.36              9,672.47
 8/31/1999         8,752.42              9,760.49
 9/30/1999         8,575.24              9,430.58
10/31/1999         9,055.88              9,631.46
11/30/1999        10,560.14             10,495.40
12/31/1999        12,901.29             11,830.41
 1/31/2000        12,556.47             11,901.39
 2/29/2000        13,603.32             12,058.49
 3/31/2000        13,829.75             12,117.58
 4/30/2000        12,047.85             10,968.83
 5/31/2000        11,235.00             10,515.82
 6/30/2000        12,012.47             10,885.98
 7/31/2000        11,066.32             10,326.44
 8/31/2000        11,162.35             10,377.04
 9/30/2000         9,707.19              9,471.12
10/31/2000         8,762.37              8,784.46
11/30/2000         7,692.06              8,016.70
12/31/2000         7,726.21              8,209.91
 1/31/2001         8,827.46              9,340.41
 2/28/2001         7,938.17              8,609.06
 3/31/2001         7,092.43              7,763.65
 4/30/2001         7,533.72              8,147.17
 5/31/2001         7,613.46              8,244.12
 6/30/2001         7,488.06              8,075.12
 7/31/2001         7,035.61              7,564.77
 8/31/2001         6,855.90              7,489.88
 9/30/2001         5,800.53              6,330.45
10/31/2001         6,216.98              6,723.57
11/30/2001         6,947.56              7,425.51
12/31/2001         7,445.52              8,015.09
 1/31/2002         7,710.67              8,286.80
 2/28/2002         7,912.91              8,422.71
 3/31/2002         8,414.89              8,929.75
 4/30/2002         8,425.45              8,987.80
 5/31/2002         8,339.70              8,844.89
 6/30/2002         7,732.18              8,181.52


Value on 6/30/02:
------------------
$7,732  Emerging Markets Equity Fund (1)
$8,182  MSCI Emerging Markets Free Index (2)

MORNINGSTAR CATEGORY RISK+:
.. Above Average (VL/VUL)
.. Above Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 4 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                        % of      six months ago
                                     investments % of investments
Samsung Electronics                     7.7%           7.4%
Anglo American PLC                      3.7%           3.6%
Telefonos de Mexico SA                  2.7%           2.7%
Taiwan Semiconductor                    2.5%           3.1%
China Telecom (Hong Kong), Ltd.         2.3%           2.6%
SK Telecom Co., Ltd.                    2.3%           2.1%
Teva Pharmaceutical Industries, Ltd.    2.0%           1.9%
Hyundai Motor Co., Ltd.                 2.0%           1.6%
Pohang Iron & Steel Co., Ltd.           1.9%           1.6%
Lukoil Holding                          1.8%           1.7%

 AVERAGE ANNUAL TOTAL RETURNS*

                         Emerging Markets     MSCI Emerging
                          Equity Fund(1)  Markets Free Index(2)
                         ---------------- ---------------------
YTD**                          3.85%               2.08%
1 Year                         3.26                1.32
3 Years                       -5.73               -6.29
Since Inception (5/1/98)      -5.99               -4.70

 TOP TEN COUNTRIES (as of June 30, 2002)

                 % of                  % of
              Investments           Investments
South Korea      24.5%    India        5.6%
United States    21.9%    Malaysia     4.7%
Taiwan           12.2%    Indonesia    2.8%
South Africa      8.8%    Mexico       2.8%
Hong Kong         6.1%    Brazil       2.8%

(1)Returns reflect extra-ordinary capital contribution of $445,000 in June 1999.
(2)On May 31, MSCI implemented the final phase of its enhanced methodology which shifts to a weighting system based on freely floated or publicly available shares, rather than just market capitalization. South Africa and South Korea market weight increased the most while Mexico, India and Malaysia declined the most.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 121 VL/VUL subaccounts and 180 VA subaccounts in the Morningstar Diversified Emerging Markets category.

                                                         Inception: May 1, 2001

  HEALTH SCIENCES FUND
  PUTNAM INVESTMENTS
                                                                Management Team

..  Year to date, the Fund returned -14.77%, underperforming the S&P 500 Index, but outpacing the Goldman Sachs Healthcare Index.
.. Health-care stocks struggled during the period as investors shifted away from growth sectors to their more defensive, value-oriented counterparts. The Fund benefited by holding hospitals and HMOs such as UnitedHealth Group, HCA, Trigon Healthcare, and Triad Hospitals. Pharmaceutical companies, particularly Schering-Plough, continued to deal with generic competition, patent expiration concerns, and more stringent FDA approval processes and manufacturing oversight. Other drug industry holdings that detracted included Amgen, Pfizer, Johnson & Johnson, and GlaxoSmithKline. The only pharmaceutical that was beneficial was Novartis, which produced a promising drug to fight leukemia.
.. Looking ahead, despite the short-term challenges facing the pharmaceutical industry, we remain optimistic about long-term prospects for the health-care sector. We see a significant amount of upside in select pharmaceutical and biotechnology companies. There may still be upside in services, including hospitals and HMOs, though less than in the recent past.
.. The manager seeks stocks using a combination of a systematic screening approach and proprietary, fundamental equity research to identify stocks with opportunities for above-average growth. The Fund seeks to capitalize on the strength and diversity of companies in the health-care sector, including pharmaceuticals, health-care services, and biotechnology. It targets companies that offer strong long-term growth prospects, regardless of their size.

                                     [CHART}

Historical Fund Return

$10,000
Investment made 5/1/01
(Fund Inception Date)

                                     Goldman Sachs
            Health Sciences Fund    Health Care Index (2)   S&P 500(R) Index (1)
            --------------------    --------------------    --------------------
 4/30/2001      $10,000.00              $10,000.00             $10,000.00
 5/31/2001       10,000.35               10,220.00              10,067.00
 6/30/2001       10,241.38                9,962.46               9,822.37
 7/31/2001       10,198.99               10,235.43               9,726.11
 8/31/2001       10,189.03                9,973.40               9,117.26
 9/30/2001        9,836.32                9,895.61               8,380.58
10/31/2001        9,632.71                9,909.46               8,540.65
11/30/2001        9,591.92               10,439.62               9,195.72
12/31/2001        9,927.60               10,242.31               9,276.64
 1/31/2002        9,815.39                9,967.82               9,141.20
 2/28/2002        9,565.04                9,917.98               8,964.78
 3/31/2002        9,549.04               10,041.95               9,301.85
 4/30/2002        9,637.74                9,414.33               8,738.16
 5/31/2002        9,276.63                9,230.75               8,673.50
 6/30/2002        9,044.42                8,352.91               8,055.95

Value on 6/30/02:
-----------------
$8,366 Health Sciences Fund
$8,056 S&P 500(R) Index (1)
$8,353 Goldman Sachs Health Care Index (2)

MORNINGSTAR CATEGORY RISK+:
.. N/A (VL/VUL)
.. N/A (VA)

MORNINGSTAR CATEGORY RATING+:
.. N/A (VL/VUL)
.. N/A (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                             % of      six months ago
                          Investments % of Investments
Johnson & Johnson            7.4%           7.9%
Pfizer, Inc.                 7.3%           6.8%
Glaxo SmithKline PLC--ADR    6.3%           5.8%
NovartisS AG                 6.3%           5.3%
Merck & Co., Inc.            4.8%           5.8%
AstraZeneca Group Plc        4.3%           4.2%
Wyeth                        4.0%           4.1%
Medtronic, Inc.              3.6%           3.5%
Pharmacia Corp.              3.5%           3.7%
Amgen, Inc.                  3.4%           3.6%

 AVERAGE ANNUAL TOTAL RETURNS*

                          Health           Goldman Sachs
                         Sciences S&P 500   Health Care
                           Fund   Index(1)   Index(2)
                         -------- -------- -------------
YTD**                     -14.77%  -13.16%    -18.45%
1 Year                    -17.97   -17.98     -16.16
Since Inception (5/1/01)  -14.18   -16.91     -14.30

 TOP SECTOR CLASSIFICATIONS (as of June 30, 2002)

                    % of
                 Investments
Health Care         98.5%
Materials            1.1%
Consumer Staples     0.3%

(1)"S&P 500" is an unmanaged stock index commonly used as a broad measure of stock market performance.
(2)The Goldman Sachs Healthcare Index is a modified capitalization weighted index that measures the performance of US healthcare stocks. The index has a maximum individual stock weighting which is currently 7.5%. The index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
** Year-to-date returns are not annualized.
+  Source:MorningStar, Inc. Data as of 6/30/02 this fund is not yet rated.

                                                        Inception: May 16, 1988

  REAL ESTATE EQUITY FUND
  INDEPENDENCE INVESTMENT LLC
                                                          J. DeSantis/T. Spicer
  MORGAN STANLEY INVESTMENT MANAGEMENT, INC.
                                                             T. Bigman/D. Funke


  The Fund employs a multi-manager approach with two sub-advisers, each of which independently manages its portion of the Fund. As of June 30, Independence managed approximately 49% and MSIM managed approximately 51% of the Fund's assets.
  The two managers employ distinct and complementary investment strategies. This multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
.. Independence selects real estate stocks using a combination of proprietary equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and the market and have improving earnings growth prospects.
.. Morgan Stanley Investment Management (MSIM) uses a combination of top down market overview to identify 1) undervalued real estate property sectors and geographic regions and 2) proprietary, fundamental, value-driven equity research to select companies that are attractively priced relative to their underlying real estate assets.

Fund Commentary
.. Year-to-date, the Fund returned 11.86%, underperforming its benchmark, the Wilshire Real Estate Securities Index.

Independence Investment LLC
..  This portion of the Fund underperformed its index. Performance was driven primarily by unfavorable sector allocation decisions.
.. Although portfolio weights among property types are kept close to that of the benchmark, there are slight differences which, when combined with large returns, can produce relative out- or under-performance. Being slightly underweight Multi-family helped performance. In Retail, factory outlets performed strongly, detracting from the fund, which had no exposure to this small sub-sector.

Morgan Stanley Investment Management Inc.
.. This portion of the Fund underperformed its index. Performance was driven primarily by unfavorable sector allocation decisions yet stock selection was favorable.
.. Despite their weak second quarter performance, hotels outperformed in the first half as a result of the strong recovery that took place in the first quarter. The fund maintains a significant weighting in this sector, though not as large as that of the benchmark. Hence, top-down performance suffered in this sector. Overweight positions in the office and apartment sectors also created negative performance; positive attribution was achieved by an overweight to regional malls. Bottom-up performance was positive and was driven by stock selection in strip center and industrial companies.
.. The top-down weightings in the portfolio reflect some modest adjustments to reflect the lack of job growth and the likelihood that it will not recover in the second half of the year. We decreased our weightings to the apartment and office sectors given their reliance on this recovery. We modestly increased our overweighting to the malls as we continue to see stability. We did add to the industrial sector as the market is likely to trough before the office market. Finally, we added to the hotels in the latter part of the quarter as the stocks retreated in reaction to a lack of sequential improvement in fundamentals. This should be the first real estate sector to experience the economic recovery.

                                                        Inception: May 16, 1988
  REAL ESTATE EQUITY FUND
  INDEPENDENCE INVESTMENT LLC
                                                          J. DeSantis/T. Spicer
  MORGAN STANLEY INVESTMENT MANAGEMENT, INC.
                                                             T. Bigman/D. Funke

                                    [CHART]

Historical Fund Return


             Real Estate   Wilshire Real Estate
             Equity Fund   Securities Index (1)
             -----------   --------------------
30 Jun 92     $10,000.00      $10,000.00
31 Jul 92      10,000.00       10,037.00
31 Aug 92      10,294.84        9,885.44
30 Sep 92      10,325.51       10,261.09
30 Oct 92      10,581.18       10,370.88
30 Nov 92      10,769.76       10,460.07
31 Dec 92      10,896.85       10,972.61
29 Jan 93      11,430.13       11,735.21
26 Feb 93      12,314.85       12,303.20
31 Mar 93      12,856.63       13,128.74
30 Apr 93      13,758.81       12,384.34
28 May 93      13,001.27       12,189.91
30 Jun 93      12,792.18       12,509.28
30 Jul 93      13,051.52       12,763.22
31 Aug 93      13,229.19       13,028.70
30 Sep 93      13,316.53       13,621.50
29 Oct 93      14,095.21       13,237.37
30 Nov 93      13,832.69       12,660.23
31 Dec 93      13,236.95       12,645.03
31 Jan 94      13,406.58       13,024.38
28 Feb 94      13,724.43       13,557.08
31 Mar 94      14,293.20       12,929.39
29 Apr 94      13,864.11       13,074.20
30 May 94      13,955.60       13,346.14
30 Jun 94      14,238.57       13,083.22
29 Jul 94      13,861.75       13,113.31
31 Aug 94      13,782.75       13,104.13
30 Sep 94      13,802.41       12,885.29
31 Oct 94      13,725.05       12,413.69
30 Nov 94      13,136.94       11,928.32
30 Dec 94      12,693.23       12,852.76
31 Jan 95      13,790.55       12,437.62
28 Feb 95      13,314.26       12,826.92
31 Mar 95      13,594.35       12,901.31
28 Apr 95      13,631.17       12,808.42
31 May 95      13,456.59       13,232.38
30 Jun 95      14,029.02       13,462.62
31 Jul 95      14,251.55       13,679.37
31 Aug 95      14,520.91       13,846.26
29 Sep 95      14,621.38       14,101.03
31 Oct 95      14,970.30       13,663.90
30 Nov 95      14,466.49       13,806.00
29 Dec 95      14,525.42       14,606.75
31 Jan 96      15,488.51       14,808.33
29 Feb 96      15,668.64       15,101.53
29 Mar 96      15,833.35       15,223.85
30 Apr 96      15,975.65       15,292.36
31 May 96      15,921.48       15,633.38
28 Jun 96      16,217.99       15,946.05
31 Jul 96      16,555.77       15,804.13
30 Aug 96      16,503.68       16,475.80
30 Sep 96      17,199.56       16,887.70
31 Oct 96      17,675.17       17,345.36
29 Nov 96      18,134.85       18,065.19
31 Dec 96      18,762.40       19,992.74
31 Jan 97      20,610.10       20,278.64
28 Feb 97      20,836.60       20,290.81
31 Mar 97      20,819.85       20,359.80
30 Apr 97      20,700.84       19,702.17
30 May 97      20,077.01       20,289.30
30 Jun 97      20,705.71       21,295.65
31 Jul 97      21,768.01       21,996.27
29 Aug 97      22,353.48       21,833.50
30 Sep 97      22,211.40       23,986.29
31 Oct 97      24,141.98       22,966.87
28 Nov 97      23,271.82       23,428.50
31 Dec 97      23,568.47       23,950.96
31 Jan 98      24,159.66       23,613.25
27 Feb 98      23,473.62       23,311.00
31 Mar 98      23,058.04       23,770.23
30 Apr 98      23,638.54       23,021.46
29 May 98      22,899.59       22,800.46
30 Jun 98      22,741.00       22,679.62
31 Jul 98      22,669.22       21,101.11
31 Aug 98      21,135.28       18,908.71
30 Sep 98      19,228.62       19,967.60
30 Oct 98      20,553.72       19,694.04
30 Nov 98      20,040.76       20,064.29
31 Dec 98      20,325.11       19,777.37
29 Jan 99      20,123.38       19,348.20
26 Feb 99      19,572.45       19,195.35
31 Mar 99      19,093.90       19,091.69
30 Apr 99      18,998.61       21,126.87
28 May 99      21,010.79       21,483.91
30 Jun 99      21,561.68       21,118.69
30 Jul 99      21,334.85       20,309.84
31 Aug 99      20,623.24       20,005.19
30 Sep 99      20,529.67       19,102.96
29 Oct 99      19,552.86       18,747.64
30 Nov 99      19,142.65       18,453.31
31 Dec 99      19,108.13       19,147.15
31 Jan 00      19,784.04       19,225.65
29 Feb 00      19,811.20       18,858.44
31 Mar 00      19,389.49       19,684.44
28 Apr 00      20,429.46       21,087.94
31 May 00      21,628.80       21,341.00
30 Jun 00      21,923.42       22,060.19
31 Jul 00      22,489.10       24,041.20
31 Aug 00      24,710.51       23,175.71
29 Sep 00      23,901.06       23,928.92
31 Oct 00      24,947.87       22,890.41
30 Nov 00      23,857.89       23,405.44
31 Dec 00      24,371.97       25,032.12
28 Jan 01      25,975.33       25,282.44
28 Feb 01      25,795.30       24,756.57
30 Mar 01      25,343.84       24,776.37
30 Apr 01      25,164.47       25,366.05
31 May 01      25,646.29       26,076.30
30 Jun 01      26,190.56       27,487.03
31 Jul 01      27,520.32       26,937.29
31 Aug 01      27,055.57       27,877.40
28 Sep 01      28,097.03       26,224.27
31 Oct 01      26,470.93       25,243.48
30 Nov 01      25,500.60       26,879.26
31 Dec 01      26,470.93       27,658.76
31 Jan 02      25,500.60       27,777.69
28 Feb 02      27,029.87       28,413.80
31 Mar 02      26,642.95       30,161.25
30 Apr 02      26,723.55       30,348.25
30 May 02      27,258.05       30,654.77
30 Jun 02      28,868.69       31,283.19




Value on 6/30/02:
-----------------
$29,803    Real Estate Equity Fund
$31,283    Wilshire Real Estate
           Securities Index (1)

MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:/ /
.. 3 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                       % of      six months ago
                                    Investments % of Investments
Equity Office Properties Trust         7.7%           8.2%
Simon Property Group, Inc.             6.7%           6.3%
Starwood Hotels & Resorts
Worldwide, Inc.                        5.6%           5.8%
Public Storage, Inc.                   4.5%           4.6%
Equity Residential Properties Trust    4.4%           4.8%
Avalonbay Communities, Inc.            4.3%           4.6%
Prologis Trust                         3.6%           2.9%
Archstone Communities Trust            3.5%           3.8%
Vornado Realty Trust                   3.3%           3.2%
Boston Properties, Inc.                3.3%           3.4%

 AVERAGE ANNUAL TOTAL RETURNS*

         Real Estate       Wilshire Real
         Equity Fund Estate Securities Index(1)
         ----------- --------------------------
YTD**       11.86%             13.10%
1  Year     12.55              13.81
3  Years    13.23              13.99
5  Years     7.31               8.00
10 Years    11.97              12.08

 TOP INDUSTRY CLASSIFICATIONS (as of June 30, 2002)

                                % of
                             Investments
Real Estate Investment Trust    83.5%
Real Estate Operations           9.6%
Real Estate Development          6.8%

(1)Wilshire Real Estate Securities Index is a market-capitalization weighted index which measures the performance of real estate securities. The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing and a nondiversified fund entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 96 VL/VUL subaccounts and 173 VA subaccounts in the Morningstar Specialty-Real Estate category.

                                                      Inception: March 29, 1986

  MANAGED FUND
  INDEPENDENCE INVESTMENT LLC
                                                       J. Forelli/J. Shallcross
  CAPITAL GUARDIAN TRUST COMPANY
                                                                Management Team


  The Fund employs a multi-manager approach with two sub-advisers independently managing their portion of the Fund. At quarter-end, Independence managed approximately 82% and Capital Guardian managed approximately 18% of the Fund's assets.
  The two managers employ a distinct and complementary investment strategy.
This multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
.. Independence has a target mix of 60% stocks and 40% bonds and selects stocks and bonds using a combination of fundamental equity research and quantitative portfolio construction tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced based on market fundamentals and technical factors.
.. Capital Guardian has a target mix of 70% stocks and 30% bonds and selects stocks and bonds using a fundamental, research-driven approach that focuses on identifying securities that are undervalued. Capital Guardian also employs a multiple-manager approach with its portion of the fund managed by several portfolio managers and research analysts. Each portfolio manager and the research analysts as a group each manage a separate portion of the portfolio to capture the highest conviction ideas of the investment team.
  Year-to-date, the Fund returned -7.78%, underperforming its custom (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index).

Independence Investment LLC
..  This portion of the Fund outperformed its custom benchmark (60% S&P 500
   Index/40% Lehman Brothers Aggregate).
..  An overweight to equities detracted as stocks underperformed bonds.
.. Within the equity portion, performance was driven by favorable stock selection. The Energy sector, including holdings in Royal Dutch Petroleum and Exxon Mobil was strongest contributor to performance. Strong stock selection within the Healthcare sector, with names like Tenet Healthcare Corp and Trigon Healthcare Inc was also a strong contributor to performance. Software maker Microsoft and Semiconductor manufacturer Intel were technology names that contributed to the sector being the largest detractor from performance for the period.
.. Within the bond segment, performance was driven be unfavorable security selection only partially offset by favorable sector selection and duration/curve exposure. The fund benefited from an overweight in asset backed securities, commercial mortgages, and conventional mortgages. The account also benefited from a steeper yield curve. Security selection was negative as volatility in certain corporate names caused significant spread widening.

Capital Guardian Trust Company
..  This portion of the Fund underperformed its custom benchmark, 70% S&P 500 and 30% Lehman Aggregate Bond Index.
..  The Fund's overweight to equities detracted from performance as stocks underperformed bonds during the quarter.
.. Within equities, performance was driven mainly by unfavorable stock selection. Owning shares of several companies (Tyco and Williams) that came under scrutiny for aggressive accounting practices and tarnished management credibility continued to hurt relative returns. Likewise, guilt by association caused our holdings in the utilities sector to fall, as the entire sector has sold off. The portfolio benefited from strong stock selection in the financials sector, where we were also overweight. Returns were also helped by stock selection in information technology.
.. Within the bond portion, the portfolio's exposure to lower-rated corporate credits hurt relative returns, accounting for over half of the relative underperformance year to date. While the portfolio largely avoided the companies that were at the center of negative news stories, it was hurt by exposure to companies like Charter Communications, Qwest and Sprint that share the industries these companies operated in.
.. The equity sell-off in the second quarter was broadly based, suggesting capitulation on the part of investors. While we may not have seen the final down leg of the market's decline, such behavior is typical of a market trough. Once the panic selling ends, we believe we will have opportunities to add value through stock selection based on fundamental research.

                                                      Inception: March 29, 1986

  MANAGED FUND
  INDEPENDENCE INVESTMENT LLC
                                                       J. Forelli/J. Shallcross
  CAPITAL GUARDIAN TRUST COMPANY
                                                                Management Team

                                    [CHART]


                             Historical Fund Return

$10,000
Investment made 6/30/92
(10-year period)

          Managed Fund  Managed Benchmark (1)
          ------------  ---------------------
 6/30/92   $10,000.00        $10,000.00
 7/31/92    10,278.07         10,304.00
 8/31/92    10,200.15         10,252.48
 9/30/92    10,328.33         10,372.43
10/30/92    10,231.80         10,322.65
11/30/92    10,435.52         10,498.13
12/31/92    10,594.88         10,650.35
 1/29/93    10,730.69         10,792.00
 2/26/93    10,893.79         10,959.28
 3/31/93    11,090.39         11,100.65
 4/30/93    10,924.85         11,004.08
 5/28/93    11,088.82         11,160.34
 6/30/93    11,254.52         11,279.75
 7/30/93    11,241.99         11,285.39
 8/31/93    11,622.66         11,599.13
 9/30/93    11,667.81         11,572.45
10/29/93    11,802.10         11,711.32
11/30/93    11,690.12         11,605.92
12/31/93    11,824.33         11,708.05
 1/31/94    12,100.45         11,983.19
 2/28/94    11,780.14         11,717.16
 3/31/94    11,434.41         11,317.61
 4/29/94    11,493.33         11,345.90
 5/31/94    11,494.91         11,437.80
 6/30/94    11,381.00         11,284.53
 7/29/94    11,637.26         11,583.57
 8/31/94    11,818.01         11,826.83
 9/30/94    11,568.57         11,597.39
10/31/94    11,619.12         11,724.96
11/30/94    11,439.57         11,496.32
12/30/94    11,560.48         11,619.33
 1/31/95    11,777.64         11,885.42
 2/28/95    12,130.39         12,257.43
 3/31/95    12,288.55         12,475.61
 4/28/95    12,561.71         12,745.09
 5/31/95    13,043.30         13,243.42
 6/30/95    13,234.55         13,447.37
 7/31/95    13,444.78         13,657.15
 8/31/95    13,605.88         13,758.21
 9/29/95    14,009.03         14,113.17
10/31/95    14,036.60         14,179.50
11/30/95    14,487.49         14,597.80
12/29/95    14,692.64         14,834.28
 1/31/96    14,919.01         15,138.39
 2/29/96    14,856.95         15,079.35
 3/29/96    14,873.55         15,098.95
 4/30/96    14,903.61         15,168.40
 5/31/96    15,082.31         15,348.91
 6/28/96    15,226.32         15,483.98
 7/31/96    14,892.62         15,160.36
 8/30/96    15,020.16         15,308.94
 9/30/96    15,491.53         15,872.30
10/31/96    15,869.04         16,265.94
11/29/96    16,477.82         17,022.30
12/31/96    16,267.11         16,777.18
 1/31/97    16,652.62         17,324.12
 2/28/97    16,710.38         17,415.94
 3/31/97    16,320.63         16,956.16
 4/30/97    16,762.19         17,590.32
 5/30/97    17,248.22         18,214.77
 6/30/97    17,715.18         18,730.25
 7/31/97    18,717.05         19,726.70
 8/29/97    18,187.29         19,095.44
 9/30/97    18,797.99         19,759.97
10/31/97    18,610.88         19,574.22
11/28/97    19,056.51         20,071.41
12/31/97    19,311.81         20,344.38
 1/31/98    19,526.01         20,584.44
 2/27/98    20,412.35         21,469.57
 3/31/98    21,167.15         22,158.75
 4/30/98    21,310.69         22,338.23
 5/29/98    21,241.31         22,193.03
 6/30/98    21,838.47         22,810.00
 7/31/98    21,612.92         22,682.26
 8/31/98    19,588.91         20,863.15
 9/30/98    20,262.02         21,860.41
10/30/98    21,340.13         22,881.29
11/30/98    22,231.28         23,764.50
12/31/98    23,254.76         24,615.27
 1/29/99    23,607.85         25,302.04
 2/26/99    22,964.99         24,654.31
 3/31/99    23,454.28         25,300.25
 4/30/99    24,129.64         25,920.11
 5/28/99    23,748.35         25,461.32
 6/30/99    24,591.58         26,276.08
 7/30/99    24,075.77         25,740.05
 8/31/99    23,925.05         25,657.68
 9/30/99    23,621.68         25,354.92
10/29/99    24,535.35         26,353.91
11/30/99    24,692.65         26,675.42
12/31/99    25,371.20         27,566.38
 1/31/00    24,422.20         26,698.04
 2/29/00    24,090.24         26,524.50
 3/31/00    25,825.29         28,222.07
 4/28/00    25,442.78         27,680.21
 5/31/00    25,222.29         27,334.21
 6/30/00    25,679.31         27,965.63
 7/31/00    25,541.02         27,806.22
 8/31/00    26,709.65         29,004.67
 9/29/00    25,884.73         28,157.73
10/31/00    26,019.45         28,160.55
11/30/00    24,920.92         27,014.41
12/29/00    25,377.70         27,295.36
 1/31/01    26,014.80         28,054.18
 2/28/01    24,784.85         26,617.80
 3/30/01    23,834.86         25,659.56
 4/30/01    25,166.91         26,811.68
 5/31/01    25,333.81         26,983.27
 6/30/01    24,938.36         26,629.79
 7/31/01    24,927.88         26,712.34
 8/31/01    24,059.36         25,830.83
 9/28/01    22,872.83         24,699.44
10/31/01    23,419.13         25,188.49
11/30/01    24,513.95         26,208.63
12/31/01    24,441.02         26,279.39
 1/31/02    24,600.52         26,134.85
 2/28/02    24,485.23         25,933.62
 3/30/02    24,301.90         26,345.96
 4/30/02    23,956.93         25,592.47
 5/31/02    24,491.61         25,566.87
 6/30/02    23,780.12         24,562.09

Value on 6/30/02:
-----------------
$22,580 Managed Fund
$24,562 Managed Benchmark (1)



MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                    % of      six months ago
                                 Investments % of Investments
Federal National Mortgage Assoc.    16.6%         16.0%
U.S. Treasury                       2.8%          3.4%
Pfizer, Inc.                        2.6%          2.4%
Exxon Mobil Corp.                   1.9%          1.8%
Microsoft Corp.                     1.9%          1.6%
Citigroup, Inc.                     1.7%          1.8%
Wal-Mart Stores, Inc.               1.6%          1.4%
JP Morgan Chase & Co.               1.3%          1.3%
Bank of America Corp.               1.2%          1.2%
General Electric Co.                1.2%          1.2%

 AVERAGE ANNUAL TOTAL RETURNS*

         Managed   Managed
          Fund   Benchmark(1)
         ------- ------------
YTD**     -7.78%    -6.53%
1 Year    -8.82     -7.76
3 Years   -2.58     -2.22
5 Years    5.12      5.57
10 Years   8.56      9.40


 TOP TEN SECTOR CLASSIFICATIONS
 (as of June 30, 2002)

                          % of                         % of
                       Investments                  Investments
Financials                21.9%    Energy              6.1%
Governmental              20.2%    Industrials         6.0%
Consumer Discretionary    11.5%    Consumer Staples    5.7%
Health Care               11.0%    Materials           3.0%
Information Technology     9.4%    Utilities           2.7%

(1)The Managed Benchmark represents 50% S&P 500/50% Lehman Brothers Aggregate Bond from April 1986 to December 1997, then 60% S&P 500/40% Lehman Brothers Aggregate Bond from 1998 to present.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are additional risks associated with a nondiversified fund, as outlined in the current prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 455 VL/VUL subaccounts and 755 VA subaccounts in the Morningstar Domestic Hybrid category.

                                                         Inception: May 1, 1996

  GLOBAL BALANCED FUND
  CAPITAL GUARDIAN TRUST COMPANY
                                                                Management Team

..  Year to date, the Fund returned -3.05%, underperforming its benchmark, 60%
   MSCI World Index and 40% Salomon World Government Bond Index, Unhedged.
..  Underperformance was driven primarily by the equity component.
.. Within equities, performance was driven mainly by unfavorable stock selection within countries. Equity returns were hurt by overweight positions in wireless telecom operators and communications equipment companies. The portfolio was also impacted by exposure to Tyco, which declined dramatically in the final weeks of June. Stock selection was strong in financials, with Washington Mutual ending up as the top contributor.
.. Within the bond component, performance benefitted mostly from security selection. Banks topped the list of overall contributors to performance with the Bank of Ireland, Inter American Development Bank and Washington Mutual all adding value.
.. The global economy is showing signs of improvement, albeit at a slower pace than consensus expectations. Fiscal spending and low interest rates will lend additional support to the recovery. While that will eventually provide a headwind for bonds, corporate profits should see large percentage increases from a low base, providing a favorable environment for stocks.
.. Capital Guardian employs a multiple portfolio manager system, with each portfolio managed by a team of portfolio managers and analysts. Each portfolio manager and the research analysts as a group manage a separate portion of the portfolio to capture the highest conviction ideas of the investment team. The manager selects stock and bonds using proprietary fundamental research that focuses on identifying securities that are believed to be undervalued.

                                     [CHART]

Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

                                  Global Balanced Composite
            Global Balanced Fund         Benchmark (1)
            --------------------  -------------------------
 4/30/1996      410,000.00                $10,000.00
 5/31/1996       9,992.36                   9,892.00
 6/30/1996       10,054.88                  9,940.47
 7/31/1996       9,955.81                   9,849.02
 8/31/1996       10,007.29                  9,898.26
 9/30/1996       10,256.56                 10,067.52
10/31/1996       10,314.89                 10,084.64
11/30/1996       10,677.97                 10,397.26
12/31/1996       10,672.71                 10,279.77
 1/31/1997       10,508.77                  9,927.18
 2/28/1997       10,623.91                  9,985.75
 3/31/1997       10,567.65                  9,971.77
 4/30/1997       10,507.44                  9,941.85
 5/31/1997       11,089.20                 10,497.60
 6/30/1997       11,433.44                 10,909.11
 7/31/1997       11,471.15                 10,940.74
 8/31/1997       10,985.68                 10,435.28
 9/30/1997       11,470.48                 10,906.96
10/31/1997       11,127.39                 10,459.77
11/30/1997       10,966.64                 10,291.37
12/31/1997       10,955.08                 10,320.18
 1/31/1998       11,195.12                 10,631.85
 2/28/1998       11,630.17                 11,135.80
 3/31/1998       11,807.71                 11,310.64
 4/30/1998       11,952.21                 11,456.54
 5/31/1998       11,952.24                 11,413.01
 6/30/1998       11,914.86                 11,439.26
 7/31/1998       11,962.23                 11,494.17
 8/31/1998       11,270.31                 10,651.64
 9/30/1998       11,435.01                 10,700.64
10/31/1998       12,220.68                 11,596.29
11/30/1998       12,442.76                 11,897.79
12/31/1998       12,925.42                 12,314.21
 1/31/1999       12,913.81                 12,250.18
 2/28/1999       12,390.27                 11,901.05
 3/31/1999       12,558.03                 12,234.28
 4/30/1999       12,777.95                 12,570.72
 5/31/1999       12,313.42                 12,071.66
 6/30/1999       12,412.46                 12,279.29
 7/31/1999       12,784.63                 12,662.41
 8/31/1999       12,771.50                 12,715.59
 9/30/1999       12,780.73                 12,889.79
10/31/1999       12,911.64                 13,210.75
11/30/1999       12,991.88                 13,449.87
12/31/1999       13,586.49                 14,251.48
 1/31/2000       12,794.33                 13,540.33
 2/29/2000       12,820.00                 13,717.71
 3/31/2000       13,194.62                 14,254.07
 4/30/2000       12,656.58                 13,557.05
 5/31/2000       12,722.96                 13,394.36
 6/30/2000       12,990.79                 13,796.19
 7/31/2000       12,724.74                 13,470.60
 8/31/2000       12,891.86                 13,694.21
 9/30/2000       12,570.54                 13,247.78
10/31/2000       12,497.20                 13,047.74
11/30/2000       11,946.29                 12,677.18
12/31/2000       12,352.52                 12,982.70
 1/31/2001       12,722.52                 13,126.81
 2/28/2001       12,056.81                 12,459.97
 3/31/2001       11,553.80                 11,827.00
 4/30/2001       12,268.78                 12,336.75
 5/31/2001       12,111.70                 12,229.42
 6/30/2001       11,830.12                 11,955.48
 7/31/2001       11,776.35                 11,981.78
 8/31/2001       11,572.93                 11,818.83
 9/30/2001       10,739.32                 11,229.07
10/31/2001       11,059.83                 11,394.14
11/30/2001       11,559.96                 11,735.96
12/31/2001       11,556.31                 11,659.68
 1/31/2002       11,211.51                 11,362.36
 2/28/2002       11,159.40                 11,328.27
 3/31/2002       11,544.13                 11,617.14
 4/30/2002       11,450.07                 11,549.76
 5/31/2002       11,571.51                 11,696.44
 6/30/2002       11,203.91                 11,497.60

Value on 6/30/02:
-----------------
$11,204 Global Balanced Fund
$11,498 Global Balanced Composite Benchmark(1)

MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 2 (VL/VUL)
.. 2 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                    % of      six months ago
                                 investments % of Investments
Federal Republic of Germany         10.5%         11.3%
U.S. Treasury                        6.4%          6.0%
Netherlands Government               3.7%          3.3%
Federal National Mortgage Assoc.     2.7%          2.5%
Government of Japan                  2.5%          2.9%
AstraZeneca Group PLC                2.0%          1.9%
Washington Mutual, Inc.              1.8%          1.8%
Swedish Government                   1.4%          1.3%
Royal Dutch Petroleum Co.            1.4%          1.3%
European Investment Bank             1.3%          1.2%

 AVERAGE ANNUAL TOTAL RETURNS*

                                         Global Balanced
                         Global Balanced    Composite
                              Fund        Benchmark(1)
                         --------------- ---------------
YTD**                         -3.05%          -1.39%
1 Year                        -5.29           -3.83
3 Years                       -3.36           -2.17
5 Years                        -.41            1.06
Since Inception (5/1/96)       1.86            2.29

 TOP TEN COUNTRIES (as of June 30, 2002)

                  % of                       % of
               Investments                Investments
United States     41.9%    Supra National    4.9%
Germany           11.3%    France            3.7%
Japan              9.5%    Switzerland       3.1%
United Kingdom     7.0%    Sweden            1.8%
Netherlands        6.6%    Finland           1.8%

(1)Global Balanced Composite Index: 65% MSCI World Index Excluding US, and 35% Salomon Brothers Non-US Govt. Bond Index, Unhedged, May 1996 to April 2000, and 60% MSCI World / 40% Salomon Brothers World Government Bond, Unhedged, May 2000-present.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with a nondiversified fund and with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 47 VL/VUL subaccounts and 59 VA subaccounts in the Morningstar International Hybrid category.

                                                         Inception: May 1, 1994

  SHORT-TERM BOND FUND
  INDEPENDENCE INVESTMENT LLC
                                                               James Shallcross


..  Year to date, the Fund returned 2.30%, modestly underperforming its custom benchmark.
.. Performance was driven by favorable sector allocation decisions as the Fund's overweight to commercial mortgages and asset-backed securities added to performance. Return from duration/curve exposure also added modestly to performance as the account benefited from a steeper yield curve. Security selection subtracted modestly from performance as volatility in certain corporate names caused spread widening.
.. The manager evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools to identify securities that are attractively priced based upon market fundamentals and technical factors.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 5/1/94
(Fund Inception Date)

             Short-Term Bond Fund  Short-Term Bond Benchmark (1)
             --------------------  -----------------------------
     4/30/1994     $10,000.00              $10,000.00
     5/31/1994       9,999.10               10,013.00
     6/30/1994      10,010.06               10,032.02
     7/31/1994      10,109.04               10,137.36
     8/31/1994      10,129.77               10,170.81
     9/30/1994      10,075.07               10,116.91
    10/31/1994      10,077.64               10,129.05
    11/30/1994      10,032.42               10,074.35
    12/31/1994      10,033.45               10,101.55
     1/31/1995      10,171.65               10,258.13
     2/28/1995      10,323.89               10,431.49
     3/31/1995      10,367.20               10,488.86
     4/30/1995      10,462.04               10,596.90
     5/31/1995      10,693.65               10,843.81
     6/30/1995      10,768.78               10,907.78
     7/31/1995      10,779.52               10,935.05
     8/31/1995      10,844.29               11,010.51
     9/30/1995      10,892.08               11,072.16
    10/31/1995      10,995.70               11,180.67
    11/30/1995      11,097.85               11,300.30
    12/31/1995      11,186.64               11,399.75
     1/31/1996      11,272.67               11,502.35
     2/29/1996      11,183.40               11,419.53
     3/31/1996      11,142.92               11,385.27
     4/30/1996      11,123.65               11,373.88
     5/31/1996      11,123.35               11,380.71
     6/30/1996      11,211.29               11,476.31
     7/31/1996      11,237.60               11,516.47
     8/31/1996      11,259.93               11,544.11
     9/30/1996      11,392.29               11,668.79
    10/31/1996      11,527.48               11,827.49
    11/30/1996      11,607.29               11,939.85
    12/31/1996      11,590.50               11,910.00
     1/31/1997      11,642.19               11,963.59
     2/28/1997      11,661.20               11,982.73
     3/31/1997      11,631.38               11,953.97
     4/30/1997      11,727.48               12,067.54
     5/31/1997      11,804.67               12,154.42
     6/30/1997      11,894.39               12,248.01
     7/31/1997      12,057.70               12,425.61
     8/31/1997      12,033.34               12,408.21
     9/30/1997      12,137.82               12,522.37
    10/31/1997      12,241.06               12,636.32
    11/30/1997      12,247.10               12,662.86
    12/31/1997      12,333.56               12,757.83
     1/31/1998      12,464.31               12,905.82
     2/28/1998      12,460.42               12,903.24
     3/31/1998      12,503.49               12,952.27
     4/30/1998      12,558.72               13,013.15
     5/31/1998      12,622.10               13,088.62
     6/30/1998      12,678.91               13,155.38
     7/31/1998      12,737.07               13,215.89
     8/31/1998      12,872.29               13,338.80
     9/30/1998      13,006.90               13,522.87
    10/31/1998      12,999.01               13,553.98
    11/30/1998      13,019.40               13,590.57
    12/31/1998      13,050.91               13,644.93
     1/31/1999      13,080.52               13,721.35
     2/28/1999      13,035.23               13,673.32
     3/31/1999      13,105.11               13,781.34
     4/30/1999      13,154.00               13,840.60
     5/31/1999      13,122.05               13,823.99
     6/30/1999      13,164.57               13,866.85
     7/31/1999      13,191.85               13,895.97
     8/31/1999      13,224.82               13,926.54
     9/30/1999      13,326.59               14,028.20
    10/31/1999      13,363.46               14,078.70
    11/30/1999      13,411.79               14,119.53
    12/31/1999      13,437.82               14,139.30
     1/31/2000      13,435.28               14,146.37
     2/29/2000      13,530.22               14,248.22
     3/31/2000      13,598.40               14,318.04
     4/30/2000      13,629.54               14,329.49
     5/31/2000      13,678.74               14,379.65
     6/30/2000      13,841.10               14,542.14
     7/31/2000      13,928.19               14,651.20
     8/31/2000      14,031.28               14,774.27
     9/30/2000      14,151.78               14,905.76
    10/31/2000      14,182.44               14,950.48
    11/30/2000      14,329.97               15,080.55
    12/31/2000      14,509.63               15,258.50
     1/31/2001      14,709.17               15,493.48
     2/28/2001      14,825.98               15,617.43
     3/31/2001      14,933.75               15,745.49
     4/30/2001      14,979.29               15,800.60
     5/31/2001      15,065.25               15,909.63
     6/30/2001      15,123.33               15,974.85
     7/31/2001      15,312.86               16,190.52
     8/31/2001      15,412.82               16,308.71
     9/30/2001      15,619.98               16,517.46
    10/31/2001      15,762.34               16,682.63
    11/30/2001      15,701.56               16,635.92
    12/31/2001      15,683.64               16,645.90
     1/31/2002      15,725.75               16,702.50
     2/28/2002      15,794.47               16,760.96
     3/31/2002      15,683.78               16,665.42
     4/30/2002      15,794.36               16,832.07
     5/31/2002      15,922.72               16,921.28
     6/30/2002      16,044.42               17,054.96

Value on 6/30/02:
-----------------
$16,044 Short-Term Bond Fund
$17,055 Short-Term Bond Benchmark(1)

MORNINGSTAR CATEGORY RISK+:
.. Below Average (VL/VUL)
.. Below Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 4 (VL/VUL)
.. 4 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                        % of      six months ago
                                     Investments % of Investments
Federal National Mortgage Assoc.        14.9%         14.9%
U.S. Treasury                           14.0%         13.2%
Federal Home Loan Mortgage Corp.        5.3%          6.7%
Credit Suisse First Boston Mortgage
Securities                              4.0%          4.0%
Chase Funding Loan Acquisition Trust    3.7%          3.7%
Morgan Stanley Capital, Inc.            3.0%          2.9%
First Union National Bank Commercial
& Mortgage Trust                        2.4%          2.3%
Ford Motor Credit Co.                   2.2%          2.2%
General Electric Capital Corp.          2.0%          2.0%
General Motors Acceptance Corp.         1.9%          1.9%

 AVERAGE ANNUAL TOTAL RETURNS*

                         Short-Term    Short-Term
                         Bond Fund  Bond Benchmark(1)
                         ---------- -----------------
YTD**                       2.30%         2.46%
1 Year                      6.09          6.76
3 Years                     6.82          7.14
5 Years                     6.17          6.85
Since Inception (5/1/94)    5.96          6.76

 FUND COMPOSITION (as of June 30, 2002)

Credit Quality             Duration
  Short Term    2.43% (less than) 1 year 24.60%
  AAA          66.64% 1-3 years          61.30%
  AA            8.12% 3-5 years          14.10%
  A            11.76%
  BBB          11.05%

(1)Short-Term Bond Benchmark represents the Merrill Lynch 1-5 Year Government Bond from May 1994 to April 1998, 65% Lehman Brothers 1-3 Year Credit Bond, 35% Lehman Brothers 1-3 Year Government Bond Index, May 1998 to April 2002 and now Lehman Brothers 1-3 Year Aggregate Bond from May 2002 to present.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 51 VL/VUL subaccounts and 85 VA subaccounts in the Morningstar Short-Term Bond category.

                                                         Inception: May 1, 1998

  BOND INDEX FUND
  MELLON BOND ASSOCIATES, LLP
                                                                 Gregory Curran


..  Year to date, the Fund returned 3.38%, modestly underperforming its benchmark, the Lehman Brothers Aggregate Bond Index.
.. The Fund continues to meet its long-term investment objective: to track the performance of the Lehman Brothers Aggregate Index, which covers the U.S. investment grade fixed-rate bond market, including government and credit securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities.
.. The Fund seeks to track the performance of its benchmark by investing in representative sample of issues selected through proprietary quantitative techniques. Issues are selected to best match the risk characteristics, including price sensitivity, industry, and quality exposure, of the 6,700 plus issues in the benchmark.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 5/1/98
(Fund Inception Date)

             Bond Index Fund  Bond Index Benchmark(1)
             ---------------  -----------------------
 4/30/1998      $10,000.00          $10,000.00
 5/31/1998       10,101.92           10,107.00
 6/30/1998       10,210.82           10,210.09
 7/31/1998       10,220.22           10,218.26
 8/31/1998       10,461.38           10,417.52
 9/30/1998       10,756.83           10,715.46
10/31/1998       10,688.56           10,639.38
11/30/1998       10,703.12           10,703.21
12/31/1998       10,720.00           10,728.90
 1/31/1999       10,794.75           10,805.08
 2/28/1999       10,520.80           10,547.92
 3/31/1999       10,584.46           10,600.65
 4/30/1999       10,608.95           10,627.16
 5/31/1999       10,484.98           10,517.70
 6/30/1999       10,449.87           10,485.09
 7/31/1999       10,419.87           10,455.73
 8/31/1999       10,413.57           10,447.37
 9/30/1999       10,497.22           10,541.40
10/31/1999       10,513.95           10,568.80
11/30/1999       10,512.84           10,562.46
12/31/1999       10,444.55           10,498.03
 1/31/2000       10,424.87           10,494.88
 2/29/2000       10,551.45           10,626.07
 3/31/2000       10,713.16           10,779.08
 4/30/2000       10,665.75           10,726.27
 5/31/2000       10,639.83           10,716.61
 6/30/2000       10,855.08           10,935.23
 7/31/2000       10,956.44           11,051.14
 8/31/2000       11,122.46           11,206.96
 9/30/2000       11,165.15           11,249.55
10/31/2000       11,244.42           11,320.42
11/30/2000       11,445.41           11,514.00
12/31/2000       11,677.63           11,740.83
 1/31/2001       11,840.38           11,938.07
 2/28/2001       11,941.71           12,041.94
 3/31/2001       11,992.74           12,102.15
 4/30/2001       11,938.07           12,051.32
 5/31/2001       12,008.36           12,123.62
 6/30/2001       12,046.59           12,169.69
 7/31/2001       12,310.04           12,442.30
 8/31/2001       12,436.14           12,585.38
 9/30/2001       12,595.00           12,731.37
10/31/2001       12,850.08           12,997.46
11/30/2001       12,670.29           12,818.09
12/31/2001       12,583.53           12,736.06
 1/31/2002       12,673.71           12,839.22
 2/28/2002       12,793.35           12,963.76
 3/31/2002       12,553.58           12,748.56
 4/30/2002       12,794.78           12,995.88
 5/31/2002       12,894.47           13,106.35
 6/30/2002       13,008.23           13,220.37

Value on 6/30/02:
-----------------
$13,008 Bond Index Fund
$13,220 Bond Index Benchmark (1)


MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 4 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                                      % of      six months ago
                                                   Investments % of Investments
U.S. Treasury                                         23.1%         24.7%
Federal Home Loan Mortgage Corp.                      20.2%         19.6%
Federal National Mortgage Assoc.                      19.4%         19.6%
Government National Mortgage Assoc.                    7.3%          7.1%
Federal Home Loan Bank Discount Note                   0.9%          0.9%
General Electric Capital Corp.                         0.9%          0.6%
Morgan Stanley Capital, Inc.                           0.7%          0.7%
United Mexican States                                  0.7%          0.7%
Ford Motor Credit Co.                                  0.7%          0.7%
News America Holdings, Inc.                            0.6%          0.6%

 AVERAGE ANNUAL TOTAL RETURNS*

                                                   Bond Index  Bond Index
                                                      Fund    Benchmark(1)
                                                   ---------- ------------
YTD**                                                 3.38%       3.80%
1 Year                                                7.98        8.63
3 Years                                               7.57        8.03
Since Inception (5/1/98)                              6.52        6.93

 FUND COMPOSITION (as of June 30, 2002)

Credit Quality                                     Duration
Short-Term                            1.23% (less than) 1 Year         1.91%
AAA                                  75.87% 1-3 Years                 16.73%
AA                                    4.55% 3-5 Years                 14.72%
A                                    10.43% 5-10 Years                50.68%
BBB                                   7.92% (greater than) 10 Years   15.96%

(1)The benchmark is the Lehman Brothers Government/Credit Bond Index from May 1998 through January 2001, and the Lehman Brother Aggregate Bond Index from February 2001-present.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 137 VL/VUL subaccounts and 196 VA subaccounts in the Morningstar Intermediate Government category.

                                                      Inception: March 29, 1986

  ACTIVE BOND FUND
  JOHN HANCOCK ADVISERS, LLC
                                                              J. Ho/B. Matthews

..  Year to date, the Fund returned 1.85%, underperforming its benchmark, the
   Lehman Aggregate Index.
..  Performance was driven by unfavorable sector allocation and security selection decisions.
.. In particular, the Fund's overweight position in both investment grade and non-investment grade corporate bonds relative to the index detracted from performance. In addition, the Fund's underweighting in Treasuries and Mortgage-Backed Securities hurt relative performance, while its overweighting in Asset- Backed Securities helped relative performance. The first-half of 2002 has been one of the most difficult historical time periods for the corporate bond market. While the economy showed signs of improvement, the reported accounting frauds were events that were difficult for analysts to foresee and analyze. In addition, rating agencies toughened up and cut ratings of several credits in fear of missing the next accounting fraud.
.. Most spread sectors should provide positive excess returns versus Treasuries in the second half of 2002. We will continue to maintain a slightly shorter duration and move towards a more curve neutral position. We will continue to maintain our overweight position in corporate bonds and will maintain a neutral to slight overweight position in mortgage backed securities, in particular current coupon generic agency passthrough securities. In addition, we will continue to look for opportunities in select upper-tier high-yield and emerging market bonds.
.. The manager's strategy focuses on anticipating shifts in the business cycle, rather than predicting the direction of interest rates. The Fund capitalizes on these shifts by using a research-driven process to identify attractive sectors as well as mispriced securities within those sectors.



                                     [CHART]

Historical Fund Return

$10,000
Investment made 6/30/92
(10-Year Period)

                                Lehman Brothers
            Active Bond Fund  Aggregate Bond Index
            ----------------  --------------------
 6/30/1992     $10,000.00          $10,000.00
 7/31/1992      10,241.02           10,204.00
 8/31/1992      10,352.30           10,307.06
 9/30/1992      10,491.72           10,429.71
10/30/1992      10,363.56           10,291.00
11/30/1992      10,331.58           10,293.06
12/31/1992      10,486.45           10,456.72
 1/29/1993      10,673.78           10,657.49
 2/26/1993      10,895.80           10,843.99
 3/31/1993      10,955.94           10,889.54
 4/30/1993      11,023.99           10,965.76
 5/28/1993      11,018.64           10,980.02
 6/30/1993      11,244.31           11,178.76
 7/30/1993      11,339.46           11,242.48
 8/31/1993      11,579.26           11,439.22
 9/30/1993      11,636.50           11,470.11
10/29/1993      11,648.87           11,512.54
11/30/1993      11,561.35           11,414.69
12/31/1993      11,615.38           11,476.33
 1/31/1994      11,784.87           11,631.26
 2/28/1994      11,568.70           11,428.87
 3/31/1994      11,323.36           11,146.58
 4/29/1994      11,221.62           11,057.41
 5/31/1994      11,202.75           11,056.30
 6/30/1994      11,191.78           11,031.98
 7/29/1994      11,372.81           11,251.52
 8/31/1994      11,400.51           11,265.02
 9/30/1994      11,267.60           11,099.42
10/31/1994      11,249.21           11,089.43
11/30/1994      11,228.53           11,065.03
12/30/1994      11,316.91           11,141.38
 1/31/1995      11,533.00           11,361.98
 2/28/1995      11,808.93           11,632.40
 3/31/1995      11,900.74           11,703.36
 4/28/1995      12,072.88           11,867.20
 5/31/1995      12,591.80           12,326.46
 6/30/1995      12,700.42           12,416.45
 7/31/1995      12,645.72           12,389.13
 8/31/1995      12,791.89           12,539.04
 9/29/1995      12,920.07           12,660.67
10/31/1995      13,130.42           12,825.26
11/30/1995      13,326.45           13,017.64
12/29/1995      13,529.41           13,199.88
 1/31/1996      13,609.02           13,287.00
 2/29/1996      13,347.59           13,055.81
 3/29/1996      13,266.04           12,964.42
 4/30/1996      13,198.95           12,891.82
 5/31/1996      13,195.77           12,866.03
 6/28/1996      13,329.64           13,038.44
 7/31/1996      13,372.26           13,073.64
 8/30/1996      13,381.97           13,051.42
 9/30/1996      13,624.03           13,278.51
10/31/1996      13,913.79           13,573.29
11/29/1996      14,132.04           13,805.40
12/31/1996      14,084.59           13,677.01
 1/31/1997      14,136.90           13,719.41
 2/28/1997      14,203.71           13,753.70
 3/31/1997      14,053.54           13,601.04
 4/30/1997      14,245.20           13,805.05
 5/30/1997      14,405.44           13,936.20
 6/30/1997      14,594.23           14,102.04
 7/31/1997      15,031.87           14,482.80
 8/29/1997      14,884.51           14,359.69
 9/30/1997      15,125.53           14,572.22
10/31/1997      15,256.13           14,783.51
11/28/1997      15,340.25           14,851.52
12/31/1997      15,508.05           15,001.52
 1/31/1998      15,720.54           15,193.54
 2/27/1998      15,707.57           15,181.38
 3/31/1998      15,796.54           15,233.00
 4/30/1998      15,873.30           15,312.21
 5/29/1998      16,014.74           15,457.68
 6/30/1998      16,168.28           15,589.07
 7/31/1998      16,198.45           15,621.80
 8/31/1998      16,357.83           15,876.44
 9/30/1998      16,732.45           16,247.95
10/30/1998      16,576.08           16,161.83
11/30/1998      16,735.44           16,253.96
12/31/1998      16,784.87           16,302.72
 1/29/1999      16,939.00           16,418.47
 2/26/1999      16,591.99           16,131.15
 3/31/1999      16,710.17           16,219.87
 4/30/1999      16,762.57           16,271.77
 5/28/1999      16,581.39           16,128.58
 6/30/1999      16,539.96           16,076.97
 7/30/1999      16,506.25           16,009.44
 8/31/1999      16,473.75           16,001.44
 9/30/1999      16,620.66           16,187.06
10/29/1999      16,654.43           16,246.95
11/30/1999      16,712.88           16,245.32
12/31/1999      16,626.90           16,167.35
 1/31/2000      16,557.71           16,113.99
 2/29/2000      16,743.80           16,308.97
 3/31/2000      16,912.94           16,524.25
 4/28/2000      16,847.78           16,476.33
 5/31/2000      16,832.88           16,468.09
 6/30/2000      17,186.01           16,810.63
 7/31/2000      17,323.59           16,963.61
 8/31/2000      17,586.50           17,209.58
 9/29/2000      17,685.27           17,318.00
10/31/2000      17,779.14           17,432.30
11/30/2000      18,015.64           17,718.19
12/29/2000      18,364.52           18,047.75
 1/31/2001      18,665.82           18,341.92
 2/28/2001      18,820.87           18,501.50
 3/30/2001      18,907.70           18,594.01
 4/30/2001      18,840.66           18,515.91
 5/31/2001      18,971.21           18,627.01
 6/30/2001      19,030.36           18,697.79
 7/31/2001      19,459.97           19,116.62
 8/31/2001      19,656.13           19,336.46
 9/28/2001      19,650.97           19,560.76
10/31/2001      20,019.75           19,969.58
11/30/2001      19,866.91           19,694.00
12/31/2001      19,558.56           19,567.96
 1/31/2002      19,643.35           19,726.46
 2/28/2002      19,768.72           19,917.81
 3/30/2002      19,890.48           19,587.17
 4/30/2002      19,637.94           19,967.16
 5/31/2002      19,951.51           20,136.89
 6/30/2002      20,069.59           20,312.08

Value on 6/30/02:
-----------------
$20,006 Active Bond Fund
$20,312 Lehman Brothers Aggregate Bond Index

MORNINGSTAR CATEGORY RISK+:
.. Low (VL/VUL)
.. N/A (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. N/A (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                        % of      six months ago
                                     Investments % of Investments
Federal National Mortgage Assoc.        19.2%         15.8%
Government National Mortgage Assoc.     15.7%         17.5%
U.S. Treasury                           11.1%         10.5%
Ford Motor Credit Co.                   1.9%          1.7%
Morgan Stanley Dean Witter Capital      1.4%          1.4%
Standard Credit Card Master Trust       0.8%          0.8%
UCFC Home Equity Loan                   0.8%          0.8%
Amresco Residential Securities          0.8%          0.8%
GMAC Commercial Mortgage Securities,
Inc.                                    0.8%          0.8%
Federal Home Loan Banks                 0.7%           N/A

 AVERAGE ANNUAL TOTAL RETURNS*

                     Lehman Brothers
         Active Bond Aggregate Bond
            Fund          Index
         ----------- ---------------
 YTD**      1.85%         3.80%
 1 Year     5.64          8.63
 3 Years    6.72          8.11
 5 Years    6.62          7.57
10 Years    7.23          7.34

 FUND COMPOSITION (as of June 30, 2002)

Credit Quality                       Duration
Short Term      4.70%      (less than) 1 Year  6.00%
AAA            54.00%               1-3 Years 18.40%
AA              2.40%               3-5 Years 33.10%
A              10.40%              5-10 Years 26.50%
BBB            20.10% (greater than) 10 Years 16.00%
BB              5.20%
B               2.60%
NR/NA            .60%

* Total returns are for the period ended June 30, 2002, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 279 VL/VUL subaccounts in the Morningstar Intermediate-Term Bond category. This fund is not rated for VA subaccounts.

                                                         Inception: May 1, 1998

  HIGH YIELD BOND FUND
  WELLINGTON MANAGEMENT COMPANY, LLP
                                                            Richard T. Crawford

..  Year to date, the Fund returned -4.49%, outperforming its benchmark, the
   Lehman Brothers High Yield Index.
..  Performance was driven by favorable security selection, offset somewhat by sector allocation.
.. Security selection contributed to results most significantly within the wireline, technology, and metals subsectors. Although our security selection was relatively favorable among wireline telecommunications companies, our overweight to this generally underperforming sector detracted from performance. Our underweight to the strong performing food & lodging industry was also a factor offsetting strong security selection in the Fund.
.. We made modest adjustments to industry exposures throughout the period. In particular, we increased the Fund's relative weighting in the retail subsector, while trimming cable.
.. The manager employs rigorous bottom-up fundamental research, 100% of which is conducted in-house. The manager continues to focus on capturing the attractive yields currently available in the high yield market while minimizing credit losses.
                                    [CHART]

Historical Fund Return

$10,000
Investment made 5/1/98
(Fund Inception Date)

            High Yield Bond Fund  L/B High Yield Bond Index
            --------------------  -------------------------

 4/30/1998       $10,000.00             $10,000.00
 5/31/1998         9,987.31              10,035.00
 6/30/1998        10,027.82              10,071.13
 7/31/1998        10,075.24              10,128.53
 8/31/1998         9,309.43               9,569.44
 9/30/1998         9,280.19               9,612.50
10/31/1998         9,120.03               9,415.44
11/30/1998         9,801.83               9,806.18
12/31/1998         9,702.20               9,816.97
 1/31/1999         9,818.61               9,962.26
 2/28/1999         9,884.14               9,903.48
 3/31/1999        10,061.52               9,997.57
 4/30/1999        10,214.22              10,191.52
 5/31/1999         9,992.19              10,053.93
 6/30/1999         9,989.47              10,032.82
 7/31/1999         9,993.43              10,072.95
 8/31/1999         9,924.64               9,961.14
 9/30/1999         9,874.20               9,889.42
10/31/1999         9,806.38               9,824.15
11/30/1999        10,089.82               9,940.08
12/31/1999        10,199.91              10,051.41
 1/31/2000        10,132.31              10,008.19
 2/29/2000        10,123.13              10,027.20
 3/31/2000         9,876.13               9,816.63
 4/30/2000         9,945.34               9,832.34
 5/31/2000         9,777.19               9,731.06
 6/30/2000        10,006.87               9,929.58
 7/31/2000        10,121.22              10,005.04
 8/31/2000        10,203.41              10,073.08
 9/30/2000         9,974.55               9,985.44
10/31/2000         9,577.98               9,665.91
11/30/2000         9,016.41               9,283.14
12/31/2000         9,096.94               9,462.30
 1/31/2001         9,829.10              10,171.03
 2/28/2001        10,014.56              10,306.30
 3/31/2001         9,866.19              10,063.07
 4/30/2001         9,755.62               9,938.29
 5/31/2001         9,951.58              10,117.18
 6/30/2001         9,581.92               9,833.90
 7/31/2001         9,725.16               9,978.46
 8/31/2001         9,796.45              10,096.20
 9/30/2001         8,865.46               9,417.74
10/31/2001         9,025.98               9,650.36
11/30/2001         9,357.65              10,002.59
12/31/2001         9,291.13               9,961.58
 1/31/2002         9,363.70              10,031.31
 2/28/2002         9,264.91               9,890.88
 3/31/2002         9,532.73              10,129.25
 4/30/2002         9,707.19              10,291.31
 5/31/2002         9,631.01              10,237.80
 6/30/2002         8,874.13               9,483.27

Value on 6/30/02:
-----------------
$8,874 High Yield Bond Fund
$9,483 L/B High Yield Bond Index

MORNINGSTAR CATEGORY RISK+:
.. Average (VL/VUL)
.. Above Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 3 (VL/VUL)
.. 3 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                               % of      six months ago
                            Investments % of Investments
EchoStar DBS Corp.             2.0%           2.0%
Lyondell Chemical Co.          1.9%           1.7%
Calpine Corp.                  1.7%           2.0%
Dana Corp.                     1.7%           1.6%
Gap, Inc.                      1.6%           1.5%
Western Resources, Inc.        1.6%           1.5%
Quebecor Media, Inc.           1.6%           1.5%
CHIPPAC International, Ltd.    1.5%           1.4%
Owens Illinois, Inc.           1.5%           1.5%
Delta Air Lines, Inc.          1.5%           1.4%

 AVERAGE ANNUAL TOTAL RETURNS*

                         High Yield L/B High Yield
                         Bond Fund    Bond Index
                         ---------- --------------
YTD**                      -4.49%       -4.80%
1 Year                     -7.39        -3.57
3 Years                    -3.87        -1.86
Since Inception (5/1/98)   -2.83        -1.27

 FUND COMPOSITION (as of June 30, 2002)

Credit Quality          Duration
Short Term        0.00% (less than)1 Year       0.00%
BBB               1.40% 1-3 Years               2.15%
BB               36.10% 3-5 Years              15.15%
B                47.30% 5-10 Years             80.20%
Below B          14.80% (greater than)10 Years   2.5%
NR/NA              .40%

* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with investing in high yield bonds, as outlined in the current prospectus.
**Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 256 VL/VUL subaccounts and 443 VA subaccounts in the Morningstar High Yield Bond category.

                                                         Inception: May 1, 1996

  GLOBAL BOND FUND
  Capital Guardian Trust Company
                                                                Management Team

..  Year to date, the Fund returned 8.92%, underperforming its benchmark, the
   Salomon Smith Barney World Government Bond Index, Unhedged.
.. Performance was negatively impacted by sector allocation decisions -- especially the Fund's exposure to high yield bonds -- while security selection, country allocation and currency decisions all added value. The fall of companies in the telecommunication and cable industries continued to hurt overall returns, as companies like Charter Communications AT&T and Qwest were particularly hardest hit. The portfolio's top performing bonds came from the automobile and financials sectors of corporate debt.
.. The dollar has depreciated very quickly and it is possible the U.S. currency could have a brief rebound from current levels in the near future. Nevertheless, economic fundamentals continue to remain negative for the dollar, particularly relative to the euro, and we believe the dollar is likely to be weak for some time. We will continue to look to Japan for value as Yen rallies have historically taken place in periods of rising or stabilizing industrial production, such as now.
.. Capital Guardian employs a multiple portfolio manager system, whereby each portfolio is managed by a team of portfolio managers and analysts. Each portfolio manager manages a separate portion of the portfolio to capture the highest conviction ideas of the investment team. The manager uses proprietary research and economic analysis to identify attractive markets and currencies and undervalued sectors and securities.

                                    [CHART]

Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

                   Global Bond Fund         Global Bond Benchmark(1)
                   ----------------         ------------------------
 4/30/1996           $10,000.00                  $10,000.00
 5/31/1996             9,983.20                   10,002.00
 6/30/1996            10,068.31                   10,123.02
 7/31/1996            10,102.86                   10,162.50
 8/31/1996            10,111.98                   10,183.85
 9/30/1996            10,297.03                   10,371.23
10/31/1996            10,489.94                   10,586.95
11/30/1996            10,674.48                   10,775.40
12/31/1996            10,671.49                   10,704.28
 1/31/1997            10,722.54                   10,763.15
 2/28/1997            10,754.51                   10,800.82
 3/31/1997            10,634.45                   10,697.14
 4/30/1997            10,760.52                   10,846.90
 5/31/1997            10,870.77                   10,938.01
 6/30/1997            11,020.78                   11,082.39
 7/31/1997            11,261.56                   11,350.59
 8/31/1997            11,193.90                   11,281.35
 9/30/1997            11,395.94                   11,456.21
10/31/1997            11,458.96                   11,599.41
11/30/1997            11,518.08                   11,660.89
12/31/1997            11,637.30                   11,786.83
 1/31/1998            11,774.15                   11,938.88
 2/28/1998            11,794.60                   11,957.98
 3/31/1998            11,843.53                   12,015.38
 4/30/1998            11,898.89                   12,077.86
 5/31/1998            12,011.80                   12,205.88
 6/30/1998            12,100.95                   12,296.20
 7/31/1998            12,132.81                   12,344.16
 8/31/1998            12,315.35                   12,556.48
 9/30/1998            12,623.67                   12,851.56
10/31/1998            12,538.26                   12,796.29
11/30/1998            12,639.21                   12,885.87
12/31/1998            12,702.48                   12,910.35
 1/31/1999            12,811.39                   13,018.80
 2/28/1999            12,563.89                   12,826.12
 3/31/1999            12,667.30                   12,917.19
 4/30/1999            12,704.36                   12,989.52
 5/31/1999            12,577.16                   12,911.59
 6/30/1999            12,446.11                   12,765.68
 7/31/1999            12,561.54                   12,738.88
 8/31/1999            12,511.52                   12,752.89
 9/30/1999            12,435.31                   12,817.93
10/31/1999            12,429.96                   12,843.56
11/30/1999            12,454.41                   12,887.23
12/31/1999            12,428.11                   12,888.52
 1/31/2000            12,394.66                   12,898.83
 2/29/2000            12,496.24                   13,029.11
 3/31/2000            12,673.26                   13,245.39
 4/30/2000            12,670.06                   13,278.51
 5/31/2000            12,738.74                   13,356.85
 6/30/2000            12,827.03                   13,473.06
 7/31/2000            12,902.83                   13,575.45
 8/31/2000            12,936.48                   13,637.90
 9/30/2000            13,004.50                   13,717.00
10/31/2000            13,112.96                   13,832.22
11/30/2000            13,319.01                   14,107.48
12/31/2000            13,919.44                   14,612.53
 1/31/2001            13,912.11                   14,593.53
 2/28/2001            13,914.92                   14,587.70
 3/31/2001            13,482.06                   14,167.57
 4/30/2001            13,456.13                   14,116.57
 5/31/2001            13,356.10                   14,074.22
 6/30/2001            13,268.16                   13,944.73
 7/31/2001            13,612.00                   14,296.14
 8/31/2001            14,147.37                   14,833.68
 9/30/2001            14,167.64                   14,941.96
10/31/2001            14,244.47                   15,060.00
11/30/2001            14,108.06                   14,849.16
12/31/2001            13,717.29                   14,467.54
 1/31/2002            13,454.87                   14,199.89
 2/28/2002            13,525.74                   14,273.73
 3/31/2002            13,489.72                   14,233.76
 4/30/2002            13,930.41                   14,743.33
 5/31/2002            14,368.11                   15,160.57
 6/30/2002            14,940.45                   15,892.82

Value on 6/30/02:
-----------------
$14,940 Global Bond Fund
$15,893 Global Bond Benchmark(1)

MORNINGSTAR CATEGORY RISK+:
.. Below Average (VL/VUL)
.. Below Average (VA)

MORNINGSTAR CATEGORY RATING+:
.. 4 (VL/VUL)
.. 4 (VA)

 TOP TEN HOLDINGS (as of June 30, 2002)

                                    % of      six months ago
                                 Investments % of Investments
Government of Japan                 10.4%         10.5%
Federal Republic of Germany         10.4%         9.3%
U.S. Treasury                       7.1%          7.5%
Federal National Mortgage Assoc.    6.8%          7.3%
Kingdom of Spain                    4.6%          3.5%
Republic of Finland                 4.4%          4.4%
Treuhandanstalt                     3.6%          3.6%
Government of France                3.4%          3.4%
European Investment Bank            3.1%          3.2%
Government of Netherlands           2.5%          1.6%

 AVERAGE ANNUAL TOTAL RETURN*

                          Global   Global Bond
                         Bond Fund Benchmark(1)
                         --------- ------------
YTD**                       8.92%      9.85%
1 Year                     12.60      13.97
3 Years                     6.28       7.58
5 Years                     6.28       7.48
Since Inception (5/1/96)    6.73       7.80

 FUND COMPOSITION (as of June 30, 2002)

Credit Quality          Duration
Short Term       10.50% (less than) 1 Year     12.14%
AAA              10.90% 1-3 Years              12.81%
AA                 .48% 3-5 Years              31.90%
A                  .84% 5-10 Years             41.70%
BBB               3.34% (greater than)10 Years  1.45%
BB                 .57%
B                 1.35%
Foreign Currency 71.95%

(1)Global Bond Benchmark: 75% Lehman Brothers Aggregate Bond and 25% J.P. Morgan Non-US Government Bond Index, Hedged, from May 1996 to April 1999, the J.P. Morgan Global Bond Index (Hedged), May 1999 to October 2000, and the Salomon Brothers World Government Bond Index, Unhedged, November 2000 to present.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with a nondiversified fund and with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level changes (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.
+ Source: MorningStar, Inc. Data as of 6/30/02. Hancock VL/VUL subaccounts were rated against 76 VL/VUL subaccounts and 176 VA subaccounts in the Morningstar International Bond category.

                                                      Inception: March 29, 1986

  MONEY MARKET FUND
  WELLINGTON MANAGEMENT COMPANY, LLP
                                                                  John C. Keogh


..  Year to date, the Fund returned 0.78%.
.. The Fund's yield (and hence return) continues to modestly lag its competitors. The book accounting approach employed by money market funds has made the Fund's lower yield relative to competitors difficult to remedy. Those firms who purchased one-year maturities in August 2001, for example, were able to lock in yields near 3.75%, roughly equivalent to where the Fed Funds rate was at the time while our strategy was targeting a lower average maturity. Those securities have not yet rolled off their books. In the meantime, as we have stressed before, we will not stretch for yield by compromising credit quality.
.. The Fund continues to be conservatively positioned which does cost yield at the margin. However, forsaking a couple of basis points is a small price to pay for minimizing credit risk while seeking to achieve the Fund's primary goal of preserving principal and liquidity while achieving a competitive yield.
.. The manager combines top down analysis with fundamental bottom-up security selection. The manager employs rigorous bottom-up fundamental research and a stringent credit review process to identify securities with stable credit quality.

                                     [CHART]

Historical Fund Return

$10,000
Investment made 6/30/92
(10-Year Period)

                 Money Market Fund
                 -----------------
 6/30/92           $10,000.00
 7/31/92            10,031.60
 8/31/92            10,061.59
 9/30/92            10,089.66
10/31/92            10,107.92
11/30/92            10,135.21
12/31/92            10,164.10
 1/31/93            10,190.22
 2/28/93            10,214.37
 3/31/93            10,242.36
 4/30/93            10,267.56
 5/31/93            10,290.56
 6/30/93            10,318.24
 7/31/93            10,343.62
 8/31/93            10,370.82
 9/30/93            10,396.23
10/31/93            10,420.35
11/30/93            10,447.55
12/31/93            10,474.61
 1/31/94            10,502.05
 2/28/94            10,526.52
 3/31/94            10,554.31
 4/30/94            10,581.22
 5/31/94            10,613.60
 6/30/94            10,648.73
 7/31/94            10,683.76
 8/31/94            10,725.85
 9/30/94            10,766.50
10/31/94            10,804.29
11/30/94            10,847.51
12/31/94            10,897.19
 1/31/95            10,948.73
 2/28/95            10,996.69
 3/31/95            11,050.90
 4/30/95            11,099.74
 5/31/95            11,157.13
 6/30/95            11,209.35
 7/31/95            11,262.82
 8/31/95            11,315.64
 9/30/95            11,365.20
10/31/95            11,419.87
11/30/95            11,471.94
12/31/95            11,526.55
 1/31/96            11,580.03
 2/29/96            11,627.86
 3/31/96            11,674.37
 4/30/96            11,725.97
 5/31/96            11,776.63
 6/30/96            11,822.91
 7/31/96            11,878.25
 8/31/96            11,928.96
 9/30/96            11,981.65
10/31/96            12,034.41
11/30/96            12,079.74
12/31/96            12,139.94
 1/31/97            12,193.56
 2/28/97            12,241.96
 3/31/97            12,295.54
 4/30/97            12,348.85
 5/31/97            12,402.96
 6/30/97            12,459.45
 7/31/97            12,516.10
 8/31/97            12,569.27
 9/30/97            12,628.37
10/31/97            12,686.08
11/30/97            12,738.42
12/31/97            12,801.07
 1/31/98            12,860.10
 2/28/98            12,911.19
 3/31/98            12,969.85
 4/30/98            13,026.95
 5/31/98            13,086.19
 6/30/98            13,143.66
 7/31/98            13,203.25
 8/31/98            13,263.17
 9/30/98            13,321.35
10/31/98            13,380.51
11/30/98            13,436.64
12/31/98            13,494.31
 1/31/99            13,550.65
 2/28/99            13,600.25
 3/31/99            13,654.12
 4/30/99            13,705.94
 5/31/99            13,760.06
 6/30/99            13,813.16
 7/31/99            13,869.55
 8/31/99            13,927.53
 9/30/99            13,985.31
10/31/99            14,046.79
11/30/99            14,108.26
12/17/99            14,108.26
12/22/99            14,108.26
12/31/99            14,175.55
 1/31/00            14,243.68
 2/29/00            14,306.95
 3/31/00            14,375.25
 4/30/00            14,443.27
 5/31/00            14,517.57
 6/30/00            14,592.81
 7/31/00            14,671.81
 8/31/00            14,751.41
 9/30/00            14,828.61
10/31/00            14,906.83
11/30/00            14,985.64
11/26/00            14,985.64
12/27/00            14,985.64
12/28/00            14,985.64
12/31/00            15,067.07
 1/31/01            15,145.79
 2/28/01            15,211.49
 3/31/01            15,278.18
 4/30/01            15,338.55
 5/31/01            15,395.47
 6/30/01            15,446.88
 7/31/01            15,492.83
 8/31/01            15,536.40
 9/30/01            15,575.53
10/31/01            15,609.25
11/30/01            15,635.46
12/31/01            15,659.14
 1/31/02            15,681.34
 2/28/02            15,700.28
 3/31/02            15,721.12
 4/30/02            15,741.54
 5/31/02            15,761.67
 6/30/02            15,780.87

Value on 6/30/02:
-----------------
$15,781 Money Market Fund

 TOP TEN HOLDINGS (as of June 30, 2002)

                                    % of      six months ago
                                 Investments % of Investments
Federal Home Loan Mortgage Corp.    19.7%         19.8%
Federal Home Loan Bank Discount
Note                                13.6%         6.0%
Federal National Mortgage Assoc.    5.1%          5.2%
PARIBAS REPO                        3.7%           N/A
UBS Finance, Inc.                   3.7%           N/A
State Street Bank & Trust Co.       3.0%          2.9%
Dexia Bank NY                       2.8%          2.7%
Deutsche Bank AG                    2.7%          2.7%
Variable Funding Capital            2.7%          2.7%
Ciesco LP                           2.7%          2.7%

 AVERAGE ANNUAL TOTAL RETURNS*

         Money Market
           Fund(1)
         ------------
YTD**         .78%
1 Year       2.16
3 Years      4.55
5 Years      4.85
10 Years     4.67

 TOP SECTOR CLASSIFICATIONS (as of June 30, 2002)

                % of
             Investments
Financials      54.0%
Governmental    42.1%
Repo            3.7%
Health Care     0.2%

  The Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no guarantee the fund will be able to maintain a stable net asset value of $1.00/share.
(1)Returns reflect extra-ordinary capital contribution of $284,471 in October 2000.
* Total returns are for the period ended June 30, 2002. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
** Year-to-date returns are not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                          Large Cap  Fundamental   Active
                                                                                           Growth      Growth       Bond
                                                                                          ---------  ----------- ----------
ASSETS
Long term investments at cost............................................................ $ 699,051   $ 31,909   $  887,137
Net unrealized appreciation (depreciation) of investments................................   (92,944)    (4,101)       6,446
Short-term investments at value..........................................................     5,087        472      163,470
                                                                                          ---------   --------   ----------
   Total investments.....................................................................   611,194     28,280    1,057,053
Cash.....................................................................................
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1, $0, $0, $0, $0,
 $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0, respectively)........
Receivable for:
  Investments sold.......................................................................                  195       28,694
  Fund shares sold.......................................................................
  Interest...............................................................................                            11,682
  Dividends..............................................................................       400          8           84
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................    14,849        818       68,472
  Forward foreign currency exchange contracts sold.......................................
  Unrealized appreciation in forward currency contracts..................................
  Other assets...........................................................................                                22
                                                                                          ---------   --------   ----------
Total assets.............................................................................   626,443     29,301    1,166,007
                                                                                          ---------   --------   ----------

LIABILITIES
Payables for:
  Due to custodian.......................................................................
  Investments purchased..................................................................                  149      149,183
  Fund shares purchased..................................................................
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................    14,849        818       68,472
  Forward foreign currency exchange contracts purchased..................................
  Forward foreign currency exchange contracts sold.......................................
  Unrealized depreciation in forward currency contracts..................................
  Other liabilities......................................................................       156         10        1,037
                                                                                          ---------   --------   ----------
Total liabilities........................................................................    15,005        977      218,692
                                                                                          ---------   --------   ----------
Net assets............................................................................... $ 611,438   $ 28,324   $  947,315
                                                                                          =========   ========   ==========
Shares of beneficial interest outstanding................................................    47,936      4,132      100,077
                                                                                          ---------   --------   ----------
Net asset value per share................................................................ $   12.76   $   6.85   $     9.47
                                                                                          =========   ========   ==========
Composition of net assets:
  Capital paid-in........................................................................ $ 969,352   $ 63,208   $  963,903
  Accumulated net realized gain (loss) on investments, futures and foreign currency
   transactions..........................................................................  (265,437)   (30,692)     (28,555)
  Undistributed (distribution in excess of) net investment income (loss).................       467        (91)       5,521
  Net unrealized appreciation (depreciation) of:
   Investments...........................................................................   (92,944)    (4,101)       6,446
   Futures...............................................................................
   Translation of assets and liabilities in foreign currencies...........................
                                                                                          ---------   --------   ----------
Net assets............................................................................... $ 611,438   $ 28,324   $  947,315
                                                                                          =========   ========   ==========

                                                                                          Emerging
                                                                                          Markets    International International
                                                                                           Equity    Equity Index  Opportunies B
                                                                                          --------   ------------- -------------
ASSETS
Long term investments at cost............................................................ $ 38,890     $137,355       $30,691
Net unrealized appreciation (depreciation) of investments................................     (428)     (23,517)       (1,812)
Short-term investments at value..........................................................    2,694        5,336         1,542
                                                                                          --------     --------       -------
   Total investments.....................................................................   41,156      119,174        30,421
Cash.....................................................................................      221
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1, $0, $0, $0, $0,
 $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0, respectively)........      305          155           521
Receivable for:
  Investments sold.......................................................................      139           93         1,362
  Fund shares sold.......................................................................
  Interest...............................................................................
  Dividends..............................................................................       94          262            91
  Futures contracts variation margin.....................................................                    76
  Securities on loan.....................................................................                20,848
  Forward foreign currency exchange contracts sold.......................................       57        6,599
  Unrealized appreciation in forward currency contracts..................................                    89             8
  Other assets...........................................................................                                   3
                                                                                          --------     --------       -------
Total assets.............................................................................   41,972      147,296        32,406
                                                                                          --------     --------       -------

LIABILITIES
Payables for:
  Due to custodian.......................................................................
  Investments purchased..................................................................      270          961            71
  Fund shares purchased..................................................................
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................                20,848
  Forward foreign currency exchange contracts purchased..................................       57        6,599
  Forward foreign currency exchange contracts sold.......................................
  Unrealized depreciation in forward currency contracts..................................        8
  Other liabilities......................................................................       14           44            34
                                                                                          --------     --------       -------
Total liabilities........................................................................      349       28,452           105
                                                                                          --------     --------       -------
Net assets............................................................................... $ 41,623     $118,844       $32,301
                                                                                          ========     ========       =======
Shares of beneficial interest outstanding................................................    6,235        9,891         4,513
                                                                                          --------     --------       -------
Net asset value per share................................................................ $   6.68     $  12.02       $  7.16
                                                                                          ========     ========       =======
Composition of net assets:
  Capital paid-in........................................................................ $ 58,694     $154,015       $41,872
  Accumulated net realized gain (loss) on investments, futures and foreign currency
   transactions..........................................................................  (16,778)     (12,029)       (7,793)
  Undistributed (distribution in excess of) net investment income (loss).................      143          281            26
  Net unrealized appreciation (depreciation) of:
   Investments...........................................................................     (428)     (23,517)       (1,812)
   Futures...............................................................................                     5
   Translation of assets and liabilities in foreign currencies...........................       (8)          89             8
                                                                                          --------     --------       -------
Net assets............................................................................... $ 41,623     $118,844       $32,301
                                                                                          ========     ========       =======

                                                                                          Small Cap  Health
                                                                                           Growth   Sciences
                                                                                          --------- --------
ASSETS
Long term investments at cost............................................................ $150,420  $32,800
Net unrealized appreciation (depreciation) of investments................................   (6,198)  (3,730)
Short-term investments at value..........................................................    6,675      428
                                                                                          --------  -------
   Total investments.....................................................................  150,897   29,498
Cash.....................................................................................      170
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1, $0, $0, $0, $0,
 $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0, respectively)........
Receivable for:
  Investments sold.......................................................................      653      125
  Fund shares sold.......................................................................
  Interest...............................................................................
  Dividends..............................................................................        4       29
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................   15,467
  Forward foreign currency exchange contracts sold.......................................                17
  Unrealized appreciation in forward currency contracts..................................                 1
  Other assets...........................................................................
                                                                                          --------  -------
Total assets.............................................................................  167,191   29,670
                                                                                          --------  -------

LIABILITIES
Payables for:
  Due to custodian.......................................................................
  Investments purchased..................................................................    2,785      387
  Fund shares purchased..................................................................
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................   15,467
  Forward foreign currency exchange contracts purchased..................................                17
  Forward foreign currency exchange contracts sold.......................................
  Unrealized depreciation in forward currency contracts..................................
  Other liabilities......................................................................       17        5
                                                                                          --------  -------
Total liabilities........................................................................   18,269      409
                                                                                          --------  -------
Net assets............................................................................... $148,922  $29,261
                                                                                          ========  =======
Shares of beneficial interest outstanding................................................   15,378    3,500
                                                                                          --------  -------
Net asset value per share................................................................ $   9.68     8.36
                                                                                          ========  =======
Composition of net assets:
  Capital paid-in........................................................................ $236,606  $34,604
  Accumulated net realized gain (loss) on investments, futures and foreign currency transactions..........................................................................  (80,777)  (1,628)
  Undistributed (distribution in excess of) net investment income (loss).................     (709)      14
  Net unrealized appreciation (depreciation) of:
   Investments...........................................................................   (6,198)  (3,730)
   Futures...............................................................................
   Translation of assets and liabilities in foreign currencies...........................                 1
                                                                                          --------  -------
Net assets............................................................................... $148,922  $29,261
                                                                                          ========  =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)


June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                           Global  Multi Cap  Large Cap
                                                                                          Balanced  Growth      Value
                                                                                          -------- ---------  ---------
ASSETS
Long term investments at cost............................................................ $30,419  $ 183,987  $267,849
Net unrealized appreciation (depreciation) of investments................................  (2,739)   (23,815)   (5,120)
Short-term investments at value..........................................................     833     13,235     9,065
                                                                                          -------  ---------  --------
   Total investments.....................................................................  28,513    173,407   271,794
Cash.....................................................................................
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1, $0, $0, $0, $0,
 $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0, respectively)........       1
Receivable for:
  Investments sold.......................................................................     737     12,421     1,198
  Fund shares sold.......................................................................
  Interest...............................................................................     187
  Dividends..............................................................................      28         56       466
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................             10,477       584
  Forward foreign currency exchange contracts sold.......................................   2,993
  Unrealized appreciation in forward currency contracts..................................      80
  Other assets...........................................................................
                                                                                          -------  ---------  --------
Total assets.............................................................................  32,539    196,361   274,042
                                                                                          -------  ---------  --------

LIABILITIES
Payables for:
  Due to custodian.......................................................................
  Investments purchased..................................................................      40        917     1,064
  Fund shares purchased..................................................................
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................             10,477       584
  Forward foreign currency exchange contracts purchased..................................   2,993
  Forward foreign currency exchange contracts sold.......................................
  Unrealized depreciation in forward currency contracts..................................
  Other liabilities......................................................................      11         86       149
                                                                                          -------  ---------  --------
Total liabilities........................................................................   3,044     11,480     1,797
                                                                                          -------  ---------  --------
Net assets............................................................................... $29,495  $ 184,881  $272,245
                                                                                          =======  =========  ========
Shares of beneficial interest outstanding................................................   3,578     24,843    20,132
                                                                                          -------  ---------  --------
Net asset value per share................................................................ $  8.24  $    7.44  $  13.52
                                                                                          =======  =========  ========
Composition of net assets:
  Capital paid-in........................................................................ $33,644  $ 492,429  $273,178
  Accumulated net realized gain (loss) on investments, futures and foreign currency
   transactions..........................................................................  (1,360)  (283,200)    4,067
  Undistributed (distribution in excess of) net investment income (loss).................    (130)      (533)      120
  Net unrealized appreciation (depreciation) of:
   Investments...........................................................................  (2,739)   (23,815)   (5,120)
   Futures...............................................................................
   Translation of assets and liabilities in foreign currencies...........................      80
                                                                                          -------  ---------  --------
Net assets............................................................................... $29,495  $ 184,881  $272,245
                                                                                          =======  =========  ========

                                                                                          Large Cap  Fundamental  Money
                                                                                          Value CORE    Value     Market
                                                                                          ---------- ----------- --------
ASSETS
Long term investments at cost............................................................  $52,870    $154,962
Net unrealized appreciation (depreciation) of investments................................   (3,105)     (9,260)
Short-term investments at value..........................................................                1,872   $741,198
                                                                                           -------    --------   --------
   Total investments.....................................................................   49,765     147,574    741,198
Cash.....................................................................................
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1, $0, $0, $0, $0,
 $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0, respectively)........
Receivable for:
  Investments sold.......................................................................    1,048       3,111
  Fund shares sold.......................................................................
  Interest...............................................................................                             387
  Dividends..............................................................................       52         143
  Futures contracts variation margin.....................................................      185          (3)
  Securities on loan.....................................................................
  Forward foreign currency exchange contracts sold.......................................
  Unrealized appreciation in forward currency contracts..................................
  Other assets...........................................................................
                                                                                           -------    --------   --------
Total assets.............................................................................   51,050     150,825    741,585
                                                                                           -------    --------   --------

LIABILITIES
Payables for:
  Due to custodian.......................................................................
  Investments purchased..................................................................      943       3,417
  Fund shares purchased..................................................................
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................                    3
  Forward foreign currency exchange contracts purchased..................................
  Forward foreign currency exchange contracts sold.......................................
  Unrealized depreciation in forward currency contracts..................................
  Other liabilities......................................................................      310          14        121
                                                                                           -------    --------   --------
Total liabilities........................................................................    1,253       3,434        121
                                                                                           -------    --------   --------
Net assets...............................................................................  $49,797    $147,391   $741,464
                                                                                           =======    ========   ========
Shares of beneficial interest outstanding................................................    5,488      15,310    741,464
                                                                                           -------    --------   --------
Net asset value per share................................................................  $  9.07    $   9.63   $   1.00
                                                                                           =======    ========   ========
Composition of net assets:
  Capital paid-in........................................................................  $55,497    $167,030   $741,464
  Accumulated net realized gain (loss) on investments, futures and foreign currency
   transactions..........................................................................   (2,595)    (10,318)       (89)
  Undistributed (distribution in excess of) net investment income (loss).................                   22         89
  Net unrealized appreciation (depreciation) of:
   Investments...........................................................................   (3,105)     (9,260)
   Futures...............................................................................                  (83)
   Translation of assets and liabilities in foreign currencies...........................
                                                                                           -------    --------   --------
Net assets...............................................................................  $49,797    $147,391   $741,464
                                                                                           =======    ========   ========

                                                                                          Small/Mid Cap   Bond
                                                                                             Growth       Index
                                                                                          ------------- --------
ASSETS
Long term investments at cost............................................................   $173,476    $158,771
Net unrealized appreciation (depreciation) of investments................................    (14,170)      3,161
Short-term investments at value..........................................................      3,994       8,520
                                                                                            --------    --------
   Total investments.....................................................................    163,300     170,452
Cash.....................................................................................        152
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1, $0, $0, $0, $0,
 $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0, respectively)........
Receivable for:
  Investments sold.......................................................................      2,931       1,047
  Fund shares sold.......................................................................
  Interest...............................................................................                  2,038
  Dividends..............................................................................         26
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................     27,687      42,443
  Forward foreign currency exchange contracts sold.......................................
  Unrealized appreciation in forward currency contracts..................................
  Other assets...........................................................................
                                                                                            --------    --------
Total assets.............................................................................    194,096     215,980
                                                                                            --------    --------

LIABILITIES
Payables for:
  Due to custodian.......................................................................
  Investments purchased..................................................................      2,721
  Fund shares purchased..................................................................
  Futures contracts variation margin.....................................................
  Securities on loan.....................................................................     27,687      42,443
  Forward foreign currency exchange contracts purchased..................................
  Forward foreign currency exchange contracts sold.......................................
  Unrealized depreciation in forward currency contracts..................................
  Other liabilities......................................................................         52          17
                                                                                            --------    --------
Total liabilities........................................................................     30,460      42,460
                                                                                            --------    --------
Net assets...............................................................................   $163,636    $173,520
                                                                                            ========    ========
Shares of beneficial interest outstanding................................................     12,847      17,437
                                                                                            --------    --------
Net asset value per share................................................................   $  12.73    $   9.95
                                                                                            ========    ========
Composition of net assets:
  Capital paid-in........................................................................   $172,687    $171,113
  Accumulated net realized gain (loss) on investments, futures and foreign currency
   transactions..........................................................................      5,796        (694)
  Undistributed (distribution in excess of) net investment income (loss).................       (677)        (60)
  Net unrealized appreciation (depreciation) of:
   Investments...........................................................................    (14,170)      3,161
   Futures...............................................................................
   Translation of assets and liabilities in foreign currencies...........................
                                                                                            --------    --------
Net assets...............................................................................   $163,636    $173,520
                                                                                            ========    ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                    Large Cap     Small/Mid Cap Small Cap
                                                                                Aggressive Growth     CORE        Value
                                                                                ----------------- ------------- ---------
ASSETS
Long term investments at cost..................................................     $ 36,731         $46,645    $126,090
Net unrealized appreciation (depreciation) of investments......................       (4,871)            510      13,200
Short-term investments at value................................................          376           2,100       2,313
                                                                                    --------         -------    --------
   Total investments...........................................................       32,236          49,255     141,603
Cash...........................................................................                           11
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1, $0,
 $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0,
 respectively).................................................................
Receivable for:
  Investments sold.............................................................          125           2,156         848
  Fund shares sold.............................................................
  Interest.....................................................................
  Dividends....................................................................           19              37         151
  Futures contracts variation margin...........................................                          207
  Securities on loan...........................................................
  Forward foreign currency exchange contracts sold.............................
  Unrealized appreciation in forward currency contracts........................
  Other assets.................................................................
                                                                                    --------         -------    --------
Total assets...................................................................       32,380          51,666     142,602
                                                                                    --------         -------    --------

LIABILITIES
Payables for:
  Due to custodian.............................................................
  Investments purchased........................................................                        2,300         190
  Fund shares purchased........................................................
  Futures contracts variation margin...........................................
  Securities on loan...........................................................
  Forward foreign currency exchange contracts purchased........................
  Forward foreign currency exchange contracts sold.............................
  Unrealized depreciation in forward currency contracts........................
  Other liabilities............................................................           12              19          33
                                                                                    --------         -------    --------
Total liabilities..............................................................           12           2,319         223
                                                                                    --------         -------    --------
Net assets.....................................................................     $ 32,368         $49,347    $142,379
                                                                                    ========         =======    ========
Shares of beneficial interest outstanding......................................        4,965           5,051       9,647
                                                                                    --------         -------    --------
Net asset value per share......................................................     $   6.52         $  9.77    $  14.76
                                                                                    ========         =======    ========
Composition of net assets:
  Capital paid-in..............................................................     $ 48,562         $49,385    $126,939
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions.......................................................      (11,295)           (565)      2,238
  Undistributed (distribution in excess of) net investment income (loss).......          (28)                          2
  Net unrealized appreciation (depreciation) of:
   Investments.................................................................       (4,871)            510      13,200
   Futures.....................................................................                           17
   Translation of assets and liabilities in foreign currencies.................
                                                                                    --------         -------    --------
Net assets.....................................................................     $ 32,368         $49,347    $142,379
                                                                                    ========         =======    ========

                                                                                Real Estate  Growth &               Short-Term
                                                                                  Equity      Income      Managed      Bond
                                                                                ----------- ----------  ----------  ----------
ASSETS
Long term investments at cost..................................................  $165,794   $2,165,673  $2,248,434   $167,679
Net unrealized appreciation (depreciation) of investments......................    30,522      (66,362)    (31,925)     2,426
Short-term investments at value................................................     4,707        7,319     286,946      8,129
                                                                                 --------   ----------  ----------   --------
   Total investments...........................................................   201,023    2,106,630   2,503,455    178,234
Cash...........................................................................       101
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1, $0,
 $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0,
 respectively).................................................................                                  1
Receivable for:
  Investments sold.............................................................       204        9,868      22,304        416
  Fund shares sold.............................................................
  Interest.....................................................................                              7,451      1,491
  Dividends....................................................................     1,158        1,946       1,266
  Futures contracts variation margin...........................................
  Securities on loan...........................................................                 70,748     119,842     27,595
  Forward foreign currency exchange contracts sold.............................
  Unrealized appreciation in forward currency contracts........................
  Other assets.................................................................                                  2
                                                                                 --------   ----------  ----------   --------
Total assets...................................................................   202,486    2,189,192   2,654,321    207,736
                                                                                 --------   ----------  ----------   --------

LIABILITIES
Payables for:
  Due to custodian.............................................................
  Investments purchased........................................................       808          170     292,106      2,325
  Fund shares purchased........................................................
  Futures contracts variation margin...........................................
  Securities on loan...........................................................                 70,748     119,842     27,595
  Forward foreign currency exchange contracts purchased........................
  Forward foreign currency exchange contracts sold.............................
  Unrealized depreciation in forward currency contracts........................
  Other liabilities............................................................        66          622         233         86
                                                                                 --------   ----------  ----------   --------
Total liabilities..............................................................       874       71,540     412,181     30,006
                                                                                 --------   ----------  ----------   --------
Net assets.....................................................................  $201,612   $2,117,652  $2,242,140   $177,730
                                                                                 ========   ==========  ==========   ========
Shares of beneficial interest outstanding......................................    13,579      200,952     187,435     17,557
                                                                                 --------   ----------  ----------   --------
Net asset value per share......................................................  $  14.85   $    10.54  $    11.96   $  10.12
                                                                                 ========   ==========  ==========   ========
Composition of net assets:
  Capital paid-in..............................................................  $165,185   $2,778,499  $2,367,380   $176,712
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions.......................................................     3,924     (594,700)   (127,394)    (1,465)
  Undistributed (distribution in excess of) net investment income (loss).......     1,981          215      34,079         57
  Net unrealized appreciation (depreciation) of:
   Investments.................................................................    30,522      (66,362)    (31,925)     2,426
   Futures.....................................................................
   Translation of assets and liabilities in foreign currencies.................
                                                                                 --------   ----------  ----------   --------
Net assets.....................................................................  $201,612   $2,117,652  $2,242,140   $177,730
                                                                                 ========   ==========  ==========   ========

                                                                                Small Cap
                                                                                 Equity
                                                                                ---------
ASSETS
Long term investments at cost.................................................. $ 74,674
Net unrealized appreciation (depreciation) of investments......................  (12,945)
Short-term investments at value................................................      656
                                                                                --------
   Total investments...........................................................   62,385
Cash...........................................................................
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1, $0,
 $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0,
 respectively).................................................................
Receivable for:
  Investments sold.............................................................       55
  Fund shares sold.............................................................
  Interest.....................................................................
  Dividends....................................................................       46
  Futures contracts variation margin...........................................
  Securities on loan...........................................................   16,253
  Forward foreign currency exchange contracts sold.............................
  Unrealized appreciation in forward currency contracts........................
  Other assets.................................................................
                                                                                --------
Total assets...................................................................   78,739
                                                                                --------

LIABILITIES
Payables for:
  Due to custodian.............................................................
  Investments purchased........................................................       56
  Fund shares purchased........................................................
  Futures contracts variation margin...........................................
  Securities on loan...........................................................   16,253
  Forward foreign currency exchange contracts purchased........................
  Forward foreign currency exchange contracts sold.............................
  Unrealized depreciation in forward currency contracts........................
  Other liabilities............................................................        3
                                                                                --------
Total liabilities..............................................................   16,312
                                                                                --------
Net assets..................................................................... $ 62,427
                                                                                ========
Shares of beneficial interest outstanding......................................    7,903
                                                                                --------
Net asset value per share...................................................... $   7.90
                                                                                ========
Composition of net assets:
  Capital paid-in.............................................................. $ 63,526
  Accumulated net realized gain (loss) on investments, futures and foreign
   currency transactions.......................................................   11,860
  Undistributed (distribution in excess of) net investment income (loss).......      (14)
  Net unrealized appreciation (depreciation) of:
   Investments.................................................................  (12,945)
   Futures.....................................................................
   Translation of assets and liabilities in foreign currencies.................
                                                                                --------
Net assets..................................................................... $ 62,427
                                                                                ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                                  International   Equity
                                                                                                  Opportunities   Index
                                                                                                  ------------- ---------
ASSETS
Long term investments at cost....................................................................   $ 98,477    $ 629,761
Net unrealized appreciation (depreciation) of investments........................................    (13,442)    (139,843)
Short-term investments at value..................................................................      3,398       12,388
                                                                                                    --------    ---------
   Total investments.............................................................................     88,433      502,306
Cash.............................................................................................                     138
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1,
 $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0, respectively)      1,811
Receivable for:
  Investments sold...............................................................................         38
  Fund shares sold...............................................................................
  Interest.......................................................................................
  Dividends......................................................................................        160          582
  Futures contracts variation margin.............................................................
  Securities on loan.............................................................................      9,709
  Forward foreign currency exchange contracts sold...............................................         89
  Unrealized appreciation in forward currency contracts..........................................
  Other assets...................................................................................                      68
                                                                                                    --------    ---------
Total assets.....................................................................................    100,240      503,094
                                                                                                    --------    ---------

LIABILITIES
Payables for:
  Due to custodian...............................................................................
  Investments purchased..........................................................................        231          165
  Fund shares purchased..........................................................................                      31
  Futures contracts variation margin.............................................................
  Securities on loan.............................................................................      9,709
  Forward foreign currency exchange contracts purchased..........................................         89
  Forward foreign currency exchange contracts sold...............................................
  Unrealized depreciation in forward currency contracts..........................................          4
  Other liabilities..............................................................................         22          107
                                                                                                    --------    ---------
Total liabilities................................................................................     10,055          303
                                                                                                    --------    ---------
Net assets.......................................................................................   $ 90,185    $ 502,791
                                                                                                    ========    =========
Shares of beneficial interest outstanding........................................................     10,098       39,284
                                                                                                    --------    ---------
Net asset value per share........................................................................   $   8.93    $   12.80
                                                                                                    ========    =========
Composition of net assets:
  Capital paid-in................................................................................   $121,785    $ 655,787
  Accumulated net realized gain (loss) on investments, futures and foreign currency transactions.    (18,353)     (12,692)
  Undistributed (distribution in excess of) net investment income (loss).........................        199           (1)
  Net unrealized appreciation (depreciation) of:
   Investments...................................................................................    (13,442)    (139,843)
   Futures.......................................................................................                    (460)
   Translation of assets and liabilities in foreign currencies...................................         (4)
                                                                                                    --------    ---------
Net assets.......................................................................................   $ 90,185    $ 502,791
                                                                                                    ========    =========

                                                                                                  High Yield  Global
                                                                                                     Bond      Bond
                                                                                                  ---------- -------
ASSETS
Long term investments at cost....................................................................  $64,545   $44,832
Net unrealized appreciation (depreciation) of investments........................................   (8,499)    2,707
Short-term investments at value..................................................................       --     5,634
                                                                                                   -------   -------
   Total investments.............................................................................   56,046    53,173
Cash.............................................................................................
Foreign currency at value (cost $0, $0, $0, $305, $155, $521, $0, $0, $1,
 $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $0, $1, $0, $0, $1811, $0, $0, and $0, respectively)
Receivable for:
  Investments sold...............................................................................    1,516         3
  Fund shares sold...............................................................................
  Interest.......................................................................................    1,717       732
  Dividends......................................................................................
  Futures contracts variation margin.............................................................
  Securities on loan.............................................................................              2,145
  Forward foreign currency exchange contracts sold...............................................              6,370
  Unrealized appreciation in forward currency contracts..........................................                 56
  Other assets...................................................................................
                                                                                                   -------   -------
Total assets.....................................................................................   59,279    62,479
                                                                                                   -------   -------

LIABILITIES
Payables for:
  Due to custodian...............................................................................
  Investments purchased..........................................................................       89     1,279
  Fund shares purchased..........................................................................
  Futures contracts variation margin.............................................................
  Securities on loan.............................................................................              2,145
  Forward foreign currency exchange contracts purchased..........................................              6,370
  Forward foreign currency exchange contracts sold...............................................
  Unrealized depreciation in forward currency contracts..........................................
  Other liabilities..............................................................................    1,129         5
                                                                                                   -------   -------
Total liabilities................................................................................    1,218     9,799
                                                                                                   -------   -------
Net assets.......................................................................................  $58,061   $52,680
                                                                                                   =======   =======
Shares of beneficial interest outstanding........................................................    9,371     4,967
                                                                                                   -------   -------
Net asset value per share........................................................................  $  6.20   $ 10.61
                                                                                                   =======   =======
Composition of net assets:
  Capital paid-in................................................................................  $74,905   $51,377
  Accumulated net realized gain (loss) on investments, futures and foreign currency transactions.   (7,886)   (2,806)
  Undistributed (distribution in excess of) net investment income (loss).........................     (459)    1,346
  Net unrealized appreciation (depreciation) of:
   Investments...................................................................................   (8,499)    2,707
   Futures.......................................................................................
   Translation of assets and liabilities in foreign currencies...................................                 56
                                                                                                   -------   -------
Net assets.......................................................................................  $58,061   $52,680
                                                                                                   =======   =======

See notes to financial statements.

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                 Large Cap  Fundamental  Active      Emerging    International
                                                                  Growth      Growth      Bond    Markets Equity Equity Index
                                                                 ---------  ----------- -------   -------------- -------------
INVESTMENT INCOME
  Interest...................................................... $     143    $     7   $28,770       $  18         $    29
  Dividends.....................................................     2,562         58       168         401           1,528
  Securities lending............................................        31         13       104                         103
                                                                 ---------    -------   -------       -----         -------
Total investment income.........................................     2,736         78    29,042         419           1,660
                                                                 ---------    -------   -------       -----         -------
EXPENSES
  Investment advisory fee.......................................     1,356        152     2,845         276             103
  Auditors fees.................................................        14          1        18           1               5
  Custodian fees................................................         7         21        11         273              50
  Fidelity Bond fees............................................        14                   18
  Legal fees....................................................        14          4        18           1               5
  Printing & mailing fees.......................................        13          6        21           3               4
  Trustees' fees................................................        14          1        19                           2
  Other fees....................................................        10                   13           4               3
                                                                 ---------    -------   -------       -----         -------
Total expenses..................................................     1,442        185     2,963         558             172
  Less expenses reimbursed......................................                  (16)                 (264)             (9)
                                                                 ---------    -------   -------       -----         -------
Net expenses....................................................     1,442        169     2,963         294             163
                                                                 ---------    -------   -------       -----         -------
Net investment income (loss)....................................     1,294        (91)   26,079         125           1,497
                                                                 ---------    -------   -------       -----         -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................   (54,528)    (4,390)   (4,782)         (7)         (4,650)
   Financial futures contracts..................................                                                       (170)
   Foreign currency transactions................................                                        (72)             79
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................   (80,995)    (2,500)   (4,433)        491           3,685
   Futures......................................................                                                         (8)
   Translation of assets and liabilities in foreign currencies..                                        126             135
                                                                 ---------    -------   -------       -----         -------
Net realized and unrealized gain (loss).........................  (135,523)    (6,890)   (9,215)        538            (929)
                                                                 ---------    -------   -------       -----         -------
Net increase (decrease) in net assets resulting from operations. $(134,229)   $(6,981)  $16,864       $ 663         $   568
                                                                 =========    =======   =======       =====         =======

                                                                  International  Small Cap  Health
                                                                 Opportunities B  Growth   Sciences
                                                                 --------------- --------- --------
INVESTMENT INCOME
  Interest......................................................     $     8     $     95  $     6
  Dividends.....................................................         346           65      175
  Securities lending............................................                       93
                                                                     -------     --------  -------
Total investment income.........................................         354          253      181
                                                                     -------     --------  -------
EXPENSES
  Investment advisory fee.......................................         181          890      152
  Auditors fees.................................................           1            8        1
  Custodian fees................................................          73            4       30
  Fidelity Bond fees............................................                        9
  Legal fees....................................................           7            2        1
  Printing & mailing fees.......................................                       37
  Trustees' fees................................................                        8        1
  Other fees....................................................           1            4        1
                                                                     -------     --------  -------
Total expenses..................................................         263          962      186
  Less expenses reimbursed......................................         (67)                  (19)
                                                                     -------     --------  -------
Net expenses....................................................         196          962      167
                                                                     -------     --------  -------
Net investment income (loss)....................................         158         (709)      14
                                                                     -------     --------  -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................      (1,208)     (23,671)  (1,344)
   Financial futures contracts..................................           5
   Foreign currency transactions................................          56
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................        (395)      (8,571)  (3,561)
   Futures......................................................
   Translation of assets and liabilities in foreign currencies..           9                     1
                                                                     -------     --------  -------
Net realized and unrealized gain (loss).........................      (1,533)     (32,242)  (4,904)
                                                                     -------     --------  -------
Net increase (decrease) in net assets resulting from operations.     $(1,375)    $(32,951) $(4,890)
                                                                     =======     ========  =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                  Global  Multi Cap Large Cap Large Cap  Fundamental Money
                                                                 Balanced  Growth     Value   Value CORE    Value    Market
                                                                 -------- --------- --------- ---------- ----------- ------
INVESTMENT INCOME
  Interest...................................................... $   244  $    163  $    100   $     5    $     74   $6,711
  Dividends.....................................................     137       328     2,836       503       1,474
  Securities lending............................................                93         8
                                                                 -------  --------  --------   -------    --------   ------
Total investment income.........................................     381       584     2,944       508       1,548    6,711
                                                                 -------  --------  --------   -------    --------   ------
EXPENSES
  Investment advisory fee.......................................     158     1,000     1,006       206         594      912
  Auditors fees.................................................       1        48        29         2          13       16
  Custodian fees................................................      39        27        11        28          15        6
  Fidelity Bond fees............................................                51        27                    10       16
  Legal fees....................................................       1        47        28         2          11       16
  Printing & mailing fees.......................................       2        44        27        18           5       17
  Trustees' fees................................................       1        46        29         1          11       17
  Other fees....................................................                34        21                    12       12
                                                                 -------  --------  --------   -------    --------   ------
Total expenses..................................................     202     1,297     1,178       257         671    1,012
  Less expenses reimbursed......................................     (29)     (180)      (22)      (23)
                                                                 -------  --------  --------   -------    --------   ------
Net expenses....................................................     173     1,117     1,156       234         671    1,012
                                                                 -------  --------  --------   -------    --------   ------
Net investment income (loss)....................................     208      (533)    1,788       274         877    5,699
                                                                 -------  --------  --------   -------    --------   ------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................    (803)  (58,710)    3,505    (1,442)     (7,594)
   Financial futures contracts..................................     140                           (53)       (234)
   Foreign currency transactions................................
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................    (536)     (527)  (16,970)   (2,380)     (8,251)
   Futures......................................................                                     3         (72)
   Translation of assets and liabilities in foreign currencies..      33
                                                                 -------  --------  --------   -------    --------   ------
Net realized and unrealized gain (loss).........................  (1,166)  (59,237)  (13,465)   (3,872)    (16,151)
                                                                 -------  --------  --------   -------    --------   ------
Net increase (decrease) in net assets resulting from operations. $  (958) $(59,770) $(11,677)  $(3,598)   $(15,274)  $5,699
                                                                 =======  ========  ========   =======    ========   ======

                                                                 Small/Mid Cap  Bond
                                                                    Growth      Index
                                                                 ------------- ------
INVESTMENT INCOME
  Interest......................................................   $     33    $4,164
  Dividends.....................................................        164
  Securities lending............................................         49        43
                                                                   --------    ------
Total investment income.........................................        246     4,207
                                                                   --------    ------
EXPENSES
  Investment advisory fee.......................................        827       105
  Auditors fees.................................................         30         4
  Custodian fees................................................         37         5
  Fidelity Bond fees............................................         31         4
  Legal fees....................................................         30         4
  Printing & mailing fees.......................................         29         4
  Trustees' fees................................................         31         4
  Other fees....................................................         31         3
                                                                   --------    ------
Total expenses..................................................      1,046       133
  Less expenses reimbursed......................................       (123)
                                                                   --------    ------
Net expenses....................................................        923       133
                                                                   --------    ------
Net investment income (loss)....................................       (677)    4,074
                                                                   --------    ------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................     10,472      (522)
   Financial futures contracts..................................
   Foreign currency transactions................................
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................    (27,667)    1,590
   Futures......................................................
   Translation of assets and liabilities in foreign currencies..
                                                                   --------    ------
Net realized and unrealized gain (loss).........................    (17,195)    1,068
                                                                   --------    ------
Net increase (decrease) in net assets resulting from operations.   $(17,872)   $5,142
                                                                   ========    ======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                     Large Cap     Small/Mid Cap Small Cap Real Estate  Growth &
                                                                 Aggressive Growth     CORE        Value     Equity      Income
                                                                 ----------------- ------------- --------- ----------- ---------
INVESTMENT INCOME
  Interest......................................................      $     6          $  12      $   73     $    50   $     289
  Dividends.....................................................          131            255         810       4,736      15,506
  Securities lending............................................            8                                                102
                                                                      -------          -----      ------     -------   ---------
Total investment income.........................................          145            267         883       4,786      15,897
                                                                      -------          -----      ------     -------   ---------
EXPENSES
  Investment advisory fee.......................................          155            179         605         872       7,813
  Auditors fees.................................................            2              2           5          14          46
  Custodian fees................................................           10             40          29          10          35
  Fidelity Bond fees............................................                                                  12          46
  Legal fees....................................................            1              2           5          14          46
  Printing & mailing fees.......................................            4              3          15          13          47
  Trustees' fees................................................            1              1           1          14          46
  Other fees....................................................                           1           1          10          34
                                                                      -------          -----      ------     -------   ---------
Total expenses..................................................          173            228         661         959       8,113
  Less expenses reimbursed......................................                         (27)
                                                                      -------          -----      ------     -------   ---------
Net expenses....................................................          173            201         661         959       8,113
                                                                      -------          -----      ------     -------   ---------
Net investment income (loss)....................................          (28)            66         222       3,827       7,784
                                                                      -------          -----      ------     -------   ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................       (4,010)          (248)      2,056       3,408    (100,758)
   Financial futures contracts..................................                        (116)        (80)
   Foreign currency transactions................................
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................       (3,933)          (625)      5,501      12,848    (182,406)
   Futures......................................................                          17         (22)
   Translation of assets and liabilities in foreign currencies..
                                                                      -------          -----      ------     -------   ---------
Net realized and unrealized gain (loss).........................       (7,943)          (972)      7,455      16,256    (283,164)
                                                                      -------          -----      ------     -------   ---------
Net increase (decrease) in net assets resulting from operations.      $(7,971)         $(906)     $7,677     $20,083   $(275,380)
                                                                      =======          =====      ======     =======   =========

                                                                             Short-Term Small Cap
                                                                  Managed       Bond     Equity
                                                                 ---------   ---------- ---------
INVESTMENT INCOME
  Interest...................................................... $  18,627     $4,277    $    19
  Dividends.....................................................    10,824                   266
  Securities lending............................................       287         47         44
                                                                 ---------     ------    -------
Total investment income.........................................    29,738      4,324        329
                                                                 ---------     ------    -------
EXPENSES
  Investment advisory fee.......................................     8,066        488        311
  Auditors fees.................................................        44         26          3
  Custodian fees................................................        38         13         19
  Fidelity Bond fees............................................        45         24
  Legal fees....................................................        44         26          3
  Printing & mailing fees.......................................        43         25          7
  Trustees' fees................................................        44         26          1
  Other fees....................................................        34         17          1
                                                                 ---------     ------    -------
Total expenses..................................................     8,358        645        345
  Less expenses reimbursed......................................                  (60)
                                                                 ---------     ------    -------
Net expenses....................................................     8,358        585        345
                                                                 ---------     ------    -------
Net investment income (loss)....................................    21,380      3,739        (16)
                                                                 ---------     ------    -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................   (28,750)      (208)       409
   Financial futures contracts..................................
   Foreign currency transactions................................    (1,470)
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................  (184,228)       219     (7,221)
   Futures......................................................
   Translation of assets and liabilities in foreign currencies..       927
                                                                 ---------     ------    -------
Net realized and unrealized gain (loss).........................  (213,521)        11     (6,812)
                                                                 ---------     ------    -------
Net increase (decrease) in net assets resulting from operations. $(192,141)    $3,750    $(6,828)
                                                                 =========     ======    =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

                                                                 International Opportunities Equity Index High Yield Bond
                                                                 --------------------------- ------------ ---------------
INVESTMENT INCOME
  Interest......................................................           $    23             $    163       $ 3,266
  Dividends.....................................................             1,013                3,783             5
  Securities lending............................................                50
                                                                           -------             --------       -------
Total investment income.........................................             1,086                3,946         3,271
                                                                           -------             --------       -------
EXPENSES
  Investment advisory fee.......................................               491                  358           232
  Auditors fees.................................................                 4                   14             2
  Custodian fees................................................               164                    8            31
  Fidelity Bond fees............................................                                     13
  Legal fees....................................................                 3                   14             2
  Printing & mailing fees.......................................                 7                   16             5
  Trustees' fees................................................                 1                   14             1
  Other fees....................................................                15                   14
                                                                           -------             --------       -------
Total expenses..................................................               685                  451           273
  Less expenses reimbursed......................................              (151)                               (12)
                                                                           -------             --------       -------
Net expenses....................................................               534                  451           261
                                                                           -------             --------       -------
Net investment income (loss)....................................               552                3,495         3,010
                                                                           -------             --------       -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................            (9,018)              (3,876)       (4,604)
   Financial futures contracts..................................                                 (2,113)
   Foreign currency transactions................................               177                                  2
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................             5,109              (73,865)       (1,464)
   Futures......................................................                                   (557)
   Translation of assets and liabilities in foreign currencies..                (2)
                                                                           -------             --------       -------
Net realized and unrealized gain (loss).........................            (3,734)             (80,411)       (6,066)
                                                                           -------             --------       -------
Net increase (decrease) in net assets resulting from operations.           $(3,182)            $(76,916)      $(3,056)
                                                                           =======             ========       =======

                                                                 Global Bond
                                                                 -----------
INVESTMENT INCOME
  Interest......................................................   $1,076
  Dividends.....................................................
  Securities lending............................................        3
                                                                   ------
Total investment income.........................................    1,079
                                                                   ------
EXPENSES
  Investment advisory fee.......................................      187
  Auditors fees.................................................        2
  Custodian fees................................................       28
  Fidelity Bond fees............................................
  Legal fees....................................................        2
  Printing & mailing fees.......................................        3
  Trustees' fees................................................        1
  Other fees....................................................        3
                                                                   ------
Total expenses..................................................      226
  Less expenses reimbursed......................................      (17)
                                                                   ------
Net expenses....................................................      209
                                                                   ------
Net investment income (loss)....................................      870
                                                                   ------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
   Investments..................................................      102
   Financial futures contracts..................................
   Foreign currency transactions................................     (129)
  Change in unrealized appreciation (depreciation) on:
   Investments..................................................    2,778
   Futures......................................................
   Translation of assets and liabilities in foreign currencies..      280
                                                                   ------
Net realized and unrealized gain (loss).........................    3,031
                                                                   ------
Net increase (decrease) in net assets resulting from operations.   $3,901
                                                                   ======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
(000's Omitted)

                                                                         Large Cap Growth         Fundamental Growth
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................  $   1,294    $    1,985    $   (91)     $   (169)
  Net realized gain (loss)..........................................    (54,528)     (170,555)    (4,390)      (20,009)
  Change in net unrealized appreciation (depreciation)..............    (80,995)      (26,354)    (2,500)        4,341
                                                                      ---------    ----------    -------      --------
   Net increase (decrease) in net assets resulting from operations..   (134,229)     (194,924)    (6,981)      (15,837)
Distributions to shareholders from:
  Net investment income.............................................     (1,294)       (1,518)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                      ---------    ----------    -------      --------
   Decrease in net assets resulting from distributions..............     (1,294)       (1,518)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     42,572       122,592      2,518        15,212
  Shares issued in reorganization...................................                                             4,720
  Distributions reinvested..........................................      1,294         1,518
  Payment for shares redeemed.......................................    (67,820)     (303,540)    (5,110)      (12,312)
                                                                      ---------    ----------    -------      --------
   Increase (decrease) in net assets from fund share transactions...    (23,954)     (179,430)    (2,592)        7,620
                                                                      ---------    ----------    -------      --------
NET INCREASE (DECREASE) IN NET ASSETS...............................   (159,477)     (375,872)    (9,573)       (8,217)
NET ASSETS
  Beginning of Period...............................................    770,915     1,146,787     37,897        46,114
                                                                      ---------    ----------    -------      --------
  End of Period.....................................................  $ 611,438    $  770,915    $28,324      $ 37,897
                                                                      =========    ==========    =======      ========
Analysis of fund share transactions:
  Sold..............................................................      2,866         7,744        317         1,669
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................                                               554
  Reinvested........................................................         91           102                       --
  Redeemed..........................................................     (4,620)      (18,966)      (652)       (1,440)
                                                                      ---------    ----------    -------      --------
Net increase (decrease) in fund shares outstanding..................     (1,663)      (11,120)      (335)          783
                                                                      =========    ==========    =======      ========

                                                                            Active Bond         Emerging Markets Equity
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $ 26,079    $  50,779     $    125     $    216
  Net realized gain (loss)..........................................     (4,782)      15,343          (79)     (13,346)
  Change in net unrealized appreciation (depreciation)..............     (4,433)      (4,949)         617       11,780
                                                                       --------    ---------     --------     --------
   Net increase (decrease) in net assets resulting from operations..     16,864       61,173          663       (1,350)
Distributions to shareholders from:
  Net investment income.............................................    (26,063)     (51,604)         (64)         (65)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       --------    ---------     --------     --------
   Decrease in net assets resulting from distributions..............    (26,063)     (51,604)         (64)         (65)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     68,246      193,838       46,297       36,173
  Shares issued in reorganization...................................                  77,902
  Distributions reinvested..........................................     26,063       51,604           65           65
  Payment for shares redeemed.......................................    (85,309)    (227,698)     (34,294)     (36,877)
                                                                       --------    ---------     --------     --------
   Increase (decrease) in net assets from fund share transactions...      9,000       95,646       12,068         (639)
                                                                       --------    ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................       (199)     105,215       12,667       (2,054)
NET ASSETS
  Beginning of Period...............................................    947,514      842,299       28,956       31,010
                                                                       --------    ---------     --------     --------
  End of Period.....................................................   $947,315    $ 947,514     $ 41,623     $ 28,956
                                                                       ========    =========     ========     ========
Analysis of fund share transactions:
  Sold..............................................................      7,100       20,141        6,568        5,789
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................                   8,180
  Reinvested........................................................      2,738        5,380            9           12
  Redeemed..........................................................     (8,940)     (23,719)      (4,839)      (5,933)
                                                                       --------    ---------     --------     --------
Net increase (decrease) in fund shares outstanding..................        898        9,982        1,738         (132)
                                                                       ========    =========     ========     ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
(000's Omitted)

                                                                     International Equity Index International Opportunities B
                                                                     ------------------------   ----------------------------
                                                                      Unaudited                  Unaudited
                                                                      Six-Month                  Six-Month
                                                                     Period Ended   Year Ended  Period Ended    Year Ended
                                                                       June 30,    December 31,   June 30,     December 31,
                                                                         2002          2001         2002           2001
                                                                     ------------  ------------ ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $  1,497      $  2,559     $    158       $    95
  Net realized gain (loss)..........................................     (4,741)       (7,738)      (1,147)       (4,240)
  Change in net unrealized appreciation (depreciation)..............      3,812       (31,880)        (386)         (694)
                                                                       --------      --------     --------       -------
   Net increase (decrease) in net assets resulting from operations..        568       (37,059)      (1,375)       (4,839)
Distributions to shareholders from:
  Net investment income.............................................     (1,069)       (1,958)        (132)          (94)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................                     (594)                       (24)
                                                                       --------      --------     --------       -------
   Decrease in net assets resulting from distributions..............     (1,069)       (2,552)        (132)         (118)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     33,395        33,664       16,210        25,519
  Shares issued in reorganization...................................                                               1,981
  Distributions reinvested..........................................      1,068         2,552          132           118
  Payment for shares redeemed.......................................    (37,138)      (69,597)     (12,449)       (8,462)
                                                                       --------      --------     --------       -------
   Increase (decrease) in net assets from fund share
    transactions....................................................     (2,675)      (33,381)       3,893        19,156
                                                                       --------      --------     --------       -------
NET INCREASE (DECREASE) IN NET ASSETS                                    (3,176)      (72,992)       2,386        14,199
NET ASSETS
  Beginning of Period...............................................    122,020       195,012       29,915        15,716
                                                                       --------      --------     --------       -------
  End of Period.....................................................   $118,844      $122,020     $ 32,301       $29,915
                                                                       ========      ========     ========       =======
Analysis of fund share transactions:
  Sold..............................................................      2,766         2,623        2,242         3,048
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................                                                 268
  Reinvested........................................................         86           190           18            14
  Redeemed..........................................................     (3,067)       (5,375)      (1,709)         (963)
                                                                       --------      --------     --------       -------
Net increase (decrease) in fund shares outstanding..................       (215)       (2,562)         551         2,367
                                                                       ========      ========     ========       =======

                                                                         Small Cap Growth           Health Sciences
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $   (709)   $  (1,022)    $    14      $   (26)
  Net realized gain (loss)..........................................    (23,671)     (40,555)     (1,344)        (284)
  Change in net unrealized appreciation (depreciation)..............     (8,571)      11,615      (3,560)        (169)
                                                                       --------    ---------     -------      -------
   Net increase (decrease) in net assets resulting from operations..    (32,951)     (29,962)     (4,890)        (479)
Distributions to shareholders from:
  Net investment income.............................................
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................                                              (16)
                                                                       --------    ---------     -------      -------
   Decrease in net assets resulting from distributions..............                                              (16)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     36,926       81,975       5,501       30,688
  Shares issued in reorganization...................................                  10,743
  Distributions reinvested..........................................                                               16
  Payment for shares redeemed.......................................    (44,454)    (107,897)     (1,223)        (336)
                                                                       --------    ---------     -------      -------
   Increase (decrease) in net assets from fund share
    transactions....................................................     (7,528)     (15,179)      4,278       30,368
                                                                       --------    ---------     -------      -------
NET INCREASE (DECREASE) IN NET ASSETS                                   (40,479)     (45,141)       (612)      29,873
NET ASSETS
  Beginning of Period...............................................    189,401      234,542      29,873
                                                                       --------    ---------     -------      -------
  End of Period.....................................................   $148,922    $ 189,401     $29,261       29,873
                                                                       ========    =========     =======      =======
Analysis of fund share transactions:
  Sold..............................................................      3,335        7,185         584        3,079
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................                     904
  Reinvested........................................................                                                2
  Redeemed..........................................................     (4,045)      (9,410)       (130)         (35)
                                                                       --------    ---------     -------      -------
Net increase (decrease) in fund shares outstanding..................       (710)      (1,321)        454        3,046
                                                                       ========    =========     =======      =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
(000's Omitted)

                                                                          Global Balanced          Multi Cap Growth
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $   208      $   360      $   (533)   $  (1,408)
  Net realized gain (loss)..........................................      (663)        (588)      (58,710)    (183,155)
  Change in net unrealized appreciation (depreciation)..............      (503)      (1,657)         (527)      36,046
                                                                       -------      -------      --------    ---------
   Net increase (decrease) in net assets resulting from operations..      (958)      (1,885)      (59,770)    (148,517)
Distributions to shareholders from:
  Net investment income.............................................      (232)        (355)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       -------      -------      --------    ---------
   Decrease in net assets resulting from distributions..............      (232)        (355)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     4,841       13,556        33,455      136,156
  Shares issued in reorganization...................................                     --
  Distributions reinvested..........................................       232          355
  Payment for shares redeemed.......................................    (5,678)      (8,908)      (34,703)    (135,728)
                                                                       -------      -------      --------    ---------
   Increase (decrease) in net assets from fund share transactions...      (605)       5,003        (1,248)         428
                                                                       -------      -------      --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS...............................    (1,795)       2,763       (61,018)    (148,089)
NET ASSETS
  Beginning of Period...............................................    31,290       28,527       245,899      393,988
                                                                       -------      -------      --------    ---------
  End of Period.....................................................   $29,495      $31,290      $184,881    $ 245,899
                                                                       =======      =======      ========    =========
Analysis of fund share transactions:
  Sold..............................................................       575        1,552         3,827       11,975
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................
  Reinvested........................................................        28           40
  Redeemed..........................................................      (677)      (1,016)       (3,976)     (12,237)
                                                                       -------      -------      --------    ---------
Net increase (decrease) in fund shares outstanding..................       (74)         576          (149)        (262)
                                                                       =======      =======      ========    =========

                                                                          Large Cap Value        Large Cap Value CORE
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $  1,788     $  3,436     $    274     $   364
  Net realized gain (loss)..........................................      3,506        4,078       (1,495)       (972)
  Change in net unrealized appreciation (depreciation)..............    (16,971)      (4,226)      (2,377)     (1,425)
                                                                       --------     --------     --------     -------
   Net increase (decrease) in net assets resulting from operations..    (11,677)       3,288       (3,598)     (2,033)
Distributions to shareholders from:
  Net investment income.............................................     (1,766)      (3,428)        (274)       (364)
  In excess of net investment income................................
  Realized gains....................................................                  (3,273)
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       --------     --------     --------     -------
   Decrease in net assets resulting from distributions..............     (1,766)      (6,701)        (274)       (364)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     58,944      143,863        7,300      41,157
  Shares issued in reorganization...................................                                            6,577
  Distributions reinvested..........................................      1,766        6,701          274         364
  Payment for shares redeemed.......................................    (35,668)     (91,040)     (14,737)     (3,033)
                                                                       --------     --------     --------     -------
   Increase (decrease) in net assets from fund share transactions...     25,042       59,524       (7,163)     45,065
                                                                       --------     --------     --------     -------
NET INCREASE (DECREASE) IN NET ASSETS...............................     11,599       56,111      (11,035)     42,668
NET ASSETS
  Beginning of Period...............................................    260,646      204,535       60,832      18,164
                                                                       --------     --------     --------     -------
  End of Period.....................................................   $272,245     $260,646     $ 49,797     $60,832
                                                                       ========     ========     ========     =======
Analysis of fund share transactions:
  Sold..............................................................      4,106       10,119          753       4,056
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................                                              673
  Reinvested........................................................        124          473           28          37
  Redeemed..........................................................     (2,512)      (6,403)      (1,479)       (323)
                                                                       --------     --------     --------     -------
Net increase (decrease) in fund shares outstanding..................      1,718        4,189         (698)      4,443
                                                                       ========     ========     ========     =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
(000's Omitted)

                                                                         Fundamental Value           Money Market
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $    877     $    348    $   5,699    $  19,646
  Net realized gain (loss)..........................................     (7,828)      (1,269)
  Change in net unrealized appreciation (depreciation)..............     (8,323)      (2,551)
                                                                       --------     --------    ---------    ---------
   Net increase (decrease) in net assets resulting from operations..    (15,274)      (3,472)       5,699       19,646
Distributions to shareholders from:
  Net investment income.............................................       (877)        (348)      (5,699)     (19,646)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       --------     --------    ---------    ---------
   Decrease in net assets resulting from distributions..............       (877)        (348)      (5,699)     (19,646)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     26,659       58,803      534,917      808,300
  Shares issued in reorganization...................................                 102,164                   130,550
  Distributions reinvested..........................................        877          348        5,699       19,646
  Payment for shares redeemed.......................................    (25,704)     (11,513)    (544,668)    (709,833)
                                                                       --------     --------    ---------    ---------
   Increase (decrease) in net assets from fund share transactions...      1,832      149,802       (4,052)     248,663
                                                                       --------     --------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS...............................    (14,319)     145,982       (4,052)     248,663
NET ASSETS
  Beginning of Period...............................................    161,710       15,728      745,516      496,853
                                                                       --------     --------    ---------    ---------
  End of Period.....................................................   $147,391     $161,710    $ 741,464    $ 745,516
                                                                       ========     ========    =========    =========
Analysis of fund share transactions:
  Sold..............................................................      2,544        5,182      534,926      808,300
  Issued in 10 for 1 stock split....................................                                           447,168
  Issued in reorganization..........................................                   9,640                   130,550
  Reinvested........................................................         86           32        5,688       19,646
  Redeemed..........................................................     (2,485)      (1,049)    (544,666)    (709,833)
                                                                       --------     --------    ---------    ---------
Net increase (decrease) in fund shares outstanding..................        145       13,805       (4,052)     695,831
                                                                       ========     ========    =========    =========

                                                                       Small/Mid Cap Growth           Bond Index
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $   (677)    $   (696)    $  4,074     $  5,265
  Net realized gain (loss)..........................................     10,472       (4,700)        (522)         759
  Change in net unrealized appreciation (depreciation)..............    (27,667)       9,988        1,590          195
                                                                       --------     --------     --------     --------
   Net increase (decrease) in net assets resulting from operations..    (17,872)       4,592        5,142        6,219
Distributions to shareholders from:
  Net investment income.............................................                               (4,068)      (5,371)
  In excess of net investment income................................
  Realized gains....................................................                                              (207)
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       --------     --------     --------     --------
   Decrease in net assets resulting from distributions..............                               (4,068)      (5,578)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     29,326       64,594       60,330      123,885
  Shares issued in reorganization...................................
  Distributions reinvested..........................................                                4,068        5,578
  Payment for shares redeemed.......................................    (33,050)     (73,964)     (21,438)     (65,514)
                                                                       --------     --------     --------     --------
   Increase (decrease) in net assets from fund share transactions...     (3,724)      (9,370)      43,088       63,949
                                                                       --------     --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................    (21,596)      (4,778)      44,162       64,590
NET ASSETS
  Beginning of Period...............................................    185,232      190,010      129,358       64,768
                                                                       --------     --------     --------     --------
  End of Period.....................................................   $163,636     $185,232     $173,520     $129,358
                                                                       ========     ========     ========     ========
Analysis of fund share transactions:
  Sold..............................................................      2,161        4,850        6,108       12,513
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................
  Reinvested........................................................                                  411          563
  Redeemed..........................................................     (2,459)      (5,571)      (2,165)      (6,641)
                                                                       --------     --------     --------     --------
Net increase (decrease) in fund shares outstanding..................       (298)        (721)       4,354        6,435
                                                                       ========     ========     ========     ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
(000's Omitted)

                                                                     Large Cap Aggressive Growth    Small/Mid Cap CORE
                                                                     --------------------------  ------------------------
                                                                      Unaudited                   Unaudited
                                                                      Six-Month                   Six-Month
                                                                     Period Ended   Year Ended   Period Ended  Year Ended
                                                                       June 30,    December 31,    June 30,   December 31,
                                                                         2002          2001          2002         2001
                                                                     ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $   (28)      $    (19)     $     66     $    143
  Net realized gain (loss)..........................................    (4,010)        (6,465)         (364)         (90)
  Change in net unrealized appreciation (depreciation)..............    (3,933)         2,147          (608)         822
                                                                       -------       --------      --------     --------
   Net increase (decrease) in net assets resulting from operations..    (7,971)        (4,337)         (906)         875
Distributions to shareholders from:
  Net investment income.............................................                                    (66)        (143)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       -------       --------      --------     --------
   Decrease in net assets resulting from distributions..............                                    (66)        (143)
Capital contributions...............................................
From fund share transactions:
  Proceeds from shares sold.........................................     4,016         31,123        27,096       36,196
  Shares issued in reorganization...................................
  Distributions reinvested..........................................                                     66          143
  Payment for shares redeemed.......................................    (3,415)       (13,292)      (23,289)     (12,261)
                                                                       -------       --------      --------     --------
   Increase (decrease) in net assets from fund share
    transactions....................................................       601         17,831         3,873       24,078
                                                                       -------       --------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................    (7,370)        13,494         2,901       24,810
NET ASSETS
  Beginning of Period...............................................    39,738         26,244        46,446       21,636
                                                                       -------       --------      --------     --------
  End of Period.....................................................   $32,368       $ 39,738      $ 49,347     $ 46,446
                                                                       =======       ========      ========     ========
Analysis of fund share transactions:
  Sold..............................................................       538          3,742         2,635        3,812
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................
  Reinvested........................................................                                      7           15
  Redeemed..........................................................      (468)        (1,605)       (2,322)      (1,300)
                                                                       -------       --------      --------     --------
Net increase (decrease) in fund shares outstanding..................        70          2,137           320        2,527
                                                                       =======       ========      ========     ========

                                                                          Small Cap Value         Real Estate Equity
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $    222     $    511     $  3,827     $  7,773
  Net realized gain (loss)..........................................      1,976          821        3,408        5,123
  Change in net unrealized appreciation (depreciation)..............      5,479        7,864       12,848       (3,410)
                                                                       --------     --------     --------     --------
   Net increase (decrease) in net assets resulting from operations..      7,677        9,196       20,083        9,486
Distributions to shareholders from:
  Net investment income.............................................       (222)        (510)      (3,828)      (6,732)
  In excess of net investment income................................
  Realized gains....................................................                    (564)                   (4,879)
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       --------     --------     --------     --------
   Decrease in net assets resulting from distributions..............       (222)      (1,074)      (3,828)     (11,611)
Capital contributions...............................................
From fund share transactions:
  Proceeds from shares sold.........................................     48,630       92,515       41,365       73,008
  Shares issued in reorganization...................................
  Distributions reinvested..........................................        222        1,074        3,829       11,611
  Payment for shares redeemed.......................................    (17,152)     (27,923)     (23,490)     (77,652)
                                                                       --------     --------     --------     --------
   Increase (decrease) in net assets from fund share
    transactions....................................................     31,700       65,666       21,704        6,967
                                                                       --------     --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................     39,155       73,788       37,959        4,842
NET ASSETS
  Beginning of Period...............................................    103,224       29,436      163,653      158,811
                                                                       --------     --------     --------     --------
  End of Period.....................................................   $142,379     $103,224     $201,612     $163,653
                                                                       ========     ========     ========     ========
Analysis of fund share transactions:
  Sold..............................................................      3,278        7,099        2,889        5,313
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................
  Reinvested........................................................         15           80          264          852
  Redeemed..........................................................     (1,147)      (2,193)      (1,655)      (5,701)
                                                                       --------     --------     --------     --------
Net increase (decrease) in fund shares outstanding..................      2,146        4,986        1,498          464
                                                                       ========     ========     ========     ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
(000's Omitted)

                                                                          Growth & Income               Managed
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................  $    7,784   $   13,246   $   21,380  $    56,511
  Net realized gain (loss)..........................................    (100,758)    (453,534)     (30,220)    (102,981)
  Change in net unrealized appreciation (depreciation)..............    (182,406)     (51,250)    (183,301)     (40,305)
                                                                      ----------   ----------   ----------  -----------
   Net increase (decrease) in net assets resulting from operations..    (275,380)    (491,538)    (192,141)     (86,775)
Distributions to shareholders from:
  Net investment income.............................................      (7,785)     (13,030)     (20,045)     (57,251)
  In excess of net investment income................................
  Realized gains....................................................                                            (13,282)
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                      ----------   ----------   ----------  -----------
   Decrease in net assets resulting from distributions..............      (7,785)     (13,030)     (20,045)     (70,533)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................      68,581      311,376       94,426      704,451
  Shares issued in reorganization...................................                   59,218                    16,164
  Distributions reinvested..........................................       7,785       13,030       20,045       70,533
  Payment for shares redeemed.......................................    (151,868)    (727,725)    (186,848)  (1,102,931)
                                                                      ----------   ----------   ----------  -----------
   Increase (decrease) in net assets from fund share transactions...     (75,502)    (344,101)     (72,377)    (311,783)
                                                                      ----------   ----------   ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS...............................    (358,667)    (848,669)    (284,563)    (469,091)
NET ASSETS
  Beginning of Period...............................................   2,476,319    3,324,988    2,526,703    2,995,794
                                                                      ----------   ----------   ----------  -----------
  End of Period.....................................................  $2,117,652   $2,476,319   $2,242,140  $ 2,526,703
                                                                      ==========   ==========   ==========  ===========
Analysis of fund share transactions:
  Sold..............................................................       5,890       25,462        7,299       52,990
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................                    4,976                     1,253
  Reinvested........................................................         687        1,064        1,588        5,344
  Redeemed..........................................................     (13,158)     (58,433)     (14,619)     (83,108)
                                                                      ----------   ----------   ----------  -----------
Net increase (decrease) in fund shares outstanding..................      (6,581)     (26,931)      (5,732)     (23,521)
                                                                      ==========   ==========   ==========  ===========

                                                                          Short-Term Bond          Small Cap Equity
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $  3,739     $  6,163     $    (16)    $     44
  Net realized gain (loss)..........................................       (208)         872          409      (11,331)
  Change in net unrealized appreciation (depreciation)..............        219        1,584       (7,221)       7,970
                                                                       --------     --------     --------     --------
   Net increase (decrease) in net assets resulting from operations..      3,750        8,619       (6,828)      (3,317)
Distributions to shareholders from:
  Net investment income.............................................     (3,672)      (6,318)                      (42)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       --------     --------     --------     --------
   Decrease in net assets resulting from distributions..............     (3,672)      (6,318)                      (42)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     43,578      115,976       24,869       46,272
  Shares issued in reorganization...................................
  Distributions reinvested..........................................      3,672        6,318                        42
  Payment for shares redeemed.......................................    (19,048)     (55,254)     (26,807)     (41,793)
                                                                       --------     --------     --------     --------
   Increase (decrease) in net assets from fund share transactions...     28,202       67,040       (1,938)       4,521
                                                                       --------     --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................     28,280       69,341       (8,766)       1,162
NET ASSETS
  Beginning of Period...............................................    149,450       80,109       71,193       70,031
                                                                       --------     --------     --------     --------
  End of Period.....................................................   $177,730     $149,450     $ 62,427     $ 71,193
                                                                       ========     ========     ========     ========
Analysis of fund share transactions:
  Sold..............................................................      4,298       11,522        2,821        5,345
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................
  Reinvested........................................................        365          628                         4
  Redeemed..........................................................     (1,887)      (5,491)      (3,016)      (4,912)
                                                                       --------     --------     --------     --------
Net increase (decrease) in fund shares outstanding..................      2,776        6,659         (195)         437
                                                                       ========     ========     ========     ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I

--------------------------------------------------------------------------------
(000's Omitted)

                                                                     International Opportunities       Equity Index
                                                                     --------------------------  ------------------------
                                                                      Unaudited                   Unaudited
                                                                      Six-Month                   Six-Month
                                                                     Period Ended   Year Ended   Period Ended  Year Ended
                                                                       June 30,    December 31,    June 30,   December 31,
                                                                         2002          2001          2002         2001
                                                                     ------------  ------------  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................  $     552     $     601      $  3,495    $   6,124
  Net realized gain (loss)..........................................     (8,841)       (9,189)       (5,989)      11,749
  Change in net unrealized appreciation (depreciation)..............      5,107       (14,512)      (74,422)     (80,644)
                                                                      ---------     ---------      --------    ---------
   Net increase (decrease) in net assets resulting from operations..     (3,182)      (23,100)      (76,916)     (62,771)
Distributions to shareholders from:
  Net investment income.............................................       (353)         (455)       (3,496)      (6,122)
  In excess of net investment income................................
  Realized gains....................................................                                             (17,290)
  In excess of realized gain........................................
  Capital paid-in...................................................                     (246)
                                                                      ---------     ---------      --------    ---------
   Decrease in net assets resulting from distributions..............       (353)         (701)       (3,496)     (23,412)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................    116,040        96,153        98,660      278,829
  Shares issued in reorganization...................................                                              15,141
  Distributions reinvested..........................................        353           701         3,496       23,412
  Payment for shares redeemed.......................................   (106,264)     (109,496)      (57,744)    (218,067)
                                                                      ---------     ---------      --------    ---------
   Increase (decrease) in net assets from fund share transactions...     10,129       (12,642)       44,412       99,315
                                                                      ---------     ---------      --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS...............................      6,594       (36,443)      (36,000)      13,132
NET ASSETS
  Beginning of Period...............................................     83,591       120,034       538,791      525,659
                                                                      ---------     ---------      --------    ---------
  End of Period.....................................................  $  90,185     $  83,591      $502,791    $ 538,791
                                                                      =========     =========      ========    =========
Analysis of fund share transactions:
  Sold..............................................................     12,587         9,857         6,826       17,585
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................                                               1,009
  Reinvested........................................................         38            68           250        1,555
  Redeemed..........................................................    (11,514)      (11,066)       (4,072)     (13,662)
                                                                      ---------     ---------      --------    ---------
Net increase (decrease) in fund shares outstanding..................      1,111        (1,141)        3,004        6,487
                                                                      =========     =========      ========    =========

                                                                          High Yield Bond             Global Bond
                                                                     ------------------------  ------------------------
                                                                      Unaudited                 Unaudited
                                                                      Six-Month                 Six-Month
                                                                     Period Ended  Year Ended  Period Ended  Year Ended
                                                                       June 30,   December 31,   June 30,   December 31,
                                                                         2002         2001         2002         2001
                                                                     ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
  Net investment income (loss)......................................   $  3,010     $  3,877     $    870     $  2,276
  Net realized gain (loss)..........................................     (4,602)      (2,487)         (27)        (379)
  Change in net unrealized appreciation (depreciation)..............     (1,464)      (1,683)       3,058       (2,871)
                                                                       --------     --------     --------     --------
   Net increase (decrease) in net assets resulting from operations..     (3,056)        (293)       3,901         (974)
Distributions to shareholders from:
  Net investment income.............................................     (3,010)      (3,490)                   (2,242)
  In excess of net investment income................................
  Realized gains....................................................
  In excess of realized gain........................................
  Capital paid-in...................................................
                                                                       --------     --------     --------     --------
   Decrease in net assets resulting from distributions..............     (3,010)      (3,490)                   (2,242)
Capital contributions
From fund share transactions:
  Proceeds from shares sold.........................................     28,051       85,962       13,845       28,530
  Shares issued in reorganization...................................
  Distributions reinvested..........................................      3,010        3,490                     2,242
  Payment for shares redeemed.......................................    (18,208)     (60,373)     (12,712)     (48,383)
                                                                       --------     --------     --------     --------
   Increase (decrease) in net assets from fund share transactions...     12,853       29,079        1,133      (17,611)
                                                                       --------     --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS...............................      6,787       25,296        5,034      (20,827)
NET ASSETS
  Beginning of Period...............................................     51,274       25,978       47,646       68,473
                                                                       --------     --------     --------     --------
  End of Period.....................................................   $ 58,061     $ 51,274     $ 52,680     $ 47,646
                                                                       ========     ========     ========     ========
Analysis of fund share transactions:
  Sold..............................................................      4,085       11,506        1,360        2,771
  Issued in 10 for 1 stock split....................................
  Issued in reorganization..........................................
  Reinvested........................................................        452          481                       227
  Redeemed..........................................................     (2,673)      (8,023)      (1,286)      (4,728)
                                                                       --------     --------     --------     --------
Net increase (decrease) in fund shares outstanding..................      1,864        3,964           74       (1,730)
                                                                       ========     ========     ========     ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                                         Income from Investment Operations
                                        -----------------------------------  -------------------------
                                           Net      Net Realized
                             Net Assets Investment      and         Total    Distribution Distribution
                              Value at    Income     Unrealized      From      From Net     From Net
                             Beginning     Gain    Gain (Loss) on Investment  Investment    Gains on
                             of Period    (Loss)   Investments(a) Operations    Income    Investments
                             ---------- ---------- -------------- ---------- ------------ ------------

Large Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2002............   $15.54     $ 0.03       $(2.78)      $(2.75)     $(0.03)      $   --
  Year Ended December 31,
   2001.....................    18.89       0.04        (3.36)       (3.32)      (0.03)          --
   2000.....................    27.33       0.03        (4.89)       (4.86)      (0.04)       (2.69)
   1999.....................    26.19       0.09         6.03         6.12       (0.09)       (4.89)
   1998.....................    20.82       0.14         8.05         8.19       (0.14)       (2.68)

-------------------------------------------------------------------------------------------------------

Fundamental Growth
------------------
  Unaudited Period Ended
   June 30, 2002............     8.48      (0.03)       (1.60)       (1.63)         --           --
  Year Ended December 31,
   2001.....................    12.52      (0.03)       (4.01)       (4.04)         --           --
   2000 (e).................    14.42      (0.02)       (0.44)       (0.46)         --        (0.76)
  Period from August 31, to
   December 31, 1999 (g)....    10.00      (0.02)        5.34         5.32          --        (0.90)

-------------------------------------------------------------------------------------------------------

Active Bond
-----------
  Unaudited Period Ended
   June 30, 2002............     9.55       0.26        (0.08)        0.18       (0.26)          --
  Year Ended December 31,
   2001.....................     9.44       0.58         0.11         0.69       (0.58)          --
   2000.....................     9.12       0.64         0.28         0.92       (0.60)          --
   1999.....................     9.92       0.67        (0.76)       (0.09)      (0.71)          --
   1998.....................     9.95       0.69         0.11         0.80       (0.69)       (0.14)

-------------------------------------------------------------------------------------------------------

Emerging Markets Equity
-----------------------
  Unaudited Period Ended
   June 30, 2002............     6.44       0.02         0.23         0.25       (0.01)          --
  Year Ended December 31,
   2001.....................     6.70       0.05        (0.29)       (0.24)         --           --
   2000.....................    12.26      (0.02)       (4.91)       (4.93)         --        (0.62)
   1999 (k).................     7.09       0.03         5.35         5.38       (0.01)       (0.10)
  Period from May 1, to
   December 31, 1988 (g)....    10.00       0.03        (2.91)       (2.88)      (0.02)          --

-------------------------------------------------------------------------------------------------------



                             Distribution in Distribution                             Net Assets
                                Excess of        From                                  Value at    Total
                             Net Investment    Capital        Total        Capital       End     Investment
                              Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                             --------------- ------------ ------------- ------------- ---------- ----------

Large Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2002............     $   --         $   --       $(0.03)                    $12.76     (17.78)%(c)
  Year Ended December 31,
   2001.....................         --             --        (0.03)                     15.54     (17.54)%
   2000.....................      (0.78)         (0.07)       (3.58)        $  --        18.89     (17.89)%
   1999.....................         --             --        (4.98)           --        27.33      24.07%
   1998.....................         --             --        (2.82)           --        26.19      39.51%

---------------------------------------------------------------------------------------------------------------

Fundamental Growth
------------------
  Unaudited Period Ended
   June 30, 2002............         --             --           --            --         6.85     (19.19)%(c)
  Year Ended December 31,
   2001.....................         --             --           --            --         8.48     (32.23)%
   2000 (e).................      (0.65)         (0.03)       (1.44)           --        12.52      (3.03)%
  Period from August 31, to
   December 31, 1999 (g)....         --             --        (0.90)           --        14.42      54.57%(c)

---------------------------------------------------------------------------------------------------------------

Active Bond
-----------
  Unaudited Period Ended
   June 30, 2002............         --             --        (0.26)           --         9.47       1.85%(c)
  Year Ended December 31,
   2001.....................         --             --        (0.58)           --         9.55       7.48%
   2000.....................         --             --        (0.60)           --         9.44      10.45%
   1999.....................         --             --        (0.71)           --         9.12      (0.94)%
   1998.....................         --             --        (0.83)           --         9.92       8.23%

---------------------------------------------------------------------------------------------------------------

Emerging Markets Equity
-----------------------
  Unaudited Period Ended
   June 30, 2002............         --             --        (0.01)           --         6.68       3.85%(c)
  Year Ended December 31,
   2001.....................         --          (0.02)       (0.02)           --         6.44      (3.63)%
   2000.....................         --          (0.01)       (0.63)           --         6.70     (40.11)%
   1999 (k).................      (0.42)            --        (0.53)         0.32        12.26      81.37%(l)
  Period from May 1, to
   December 31, 1988 (g)....         --          (0.01)       (0.03)           --         7.09     (28.87)%(c)

---------------------------------------------------------------------------------------------------------------

                                             Ratios/Supplemental Data
                             ----------------------------------------------------
                                                                Net
                                             Operating      Investment
                               Net Assets   Expenses to    Income (Loss)  Portfolio
                             End of Period    Average       to Average    Turnover
                             (000s Omitted) Net Assets      Net Assets      Rate
                             -------------- -----------    -------------  ---------

Large Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2002............   $  611,438      0.41%(d)         0.36%(d)    53.98%(c)
  Year Ended December 31,
   2001.....................      770,915      0.41%            0.23%       63.96%
   2000.....................    1,146,787      0.46%            0.10%       89.30%
   1999.....................    1,382,473      0.39%            0.33%       37.42%
   1998.....................    1,126,764      0.41%            0.59%       56.41%

-------------------------------------------------------------------------------------

Fundamental Growth
------------------
  Unaudited Period Ended
   June 30, 2002............       28,324      0.99%(d)(f)     (0.54)%(d)   48.81%(c)
  Year Ended December 31,
   2001.....................       37,897      1.00%(f)        (0.46)%     118.01%(5)
   2000 (e).................       46,114      0.96%(f)        (0.38)%     250.46%
  Period from August 31, to
   December 31, 1999 (g)....        9,175      0.95%(d)(f)     (0.55)%(d)   61.66%(c)

-------------------------------------------------------------------------------------

Active Bond
-----------
  Unaudited Period Ended
   June 30, 2002............      947,315      0.63%(d)         5.54%(d)    90.33%(c)
  Year Ended December 31,
   2001.....................      947,514      0.67%            5.97%(11)  206.80%(5)
   2000.....................      842,299      0.41%(h)         6.98%      224.24%
   1999.....................      850,286      0.28%            6.97%      182.90%
   1998.....................      907,121      0.29%            6.84%      228.74%

-------------------------------------------------------------------------------------

Emerging Markets Equity
-----------------------
  Unaudited Period Ended
   June 30, 2002............       41,623      1.59%(d)(j)      0.67%(d)    34.62%(c)
  Year Ended December 31,
   2001.....................       28,956      1.40%(j)         0.77%      120.72%
   2000.....................       31,010      1.32%(j)        (0.28)%     103.90%
   1999 (k).................       32,596      1.39%(j)         0.19%      196.32%
  Period from May 1, to
   December 31, 1988 (g)....        7,310      1.55%(d)(j)      0.51%(d)    53.95%(c)

-------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                                           Income from Investment Operations
                                          -----------------------------------  -------------------------
                                             Net      Net Realized
                               Net Assets Investment      and         Total    Distribution Distribution
                                Value at    Income     Unrealized      From      From Net     From Net
                               Beginning     Gain    Gain (Loss) on Investment  Investment    Gains on
                               of Period    (Loss)   Investments(a) Operations    Income    Investments
                               ---------- ---------- -------------- ---------- ------------ ------------

International Equity Index
--------------------------
  Unaudited Period Ended
   June 30, 2002..............   $12.07     $ 0.11       $(0.05)      $ 0.06      $(0.11)      $   --
  Year Ended December 31,
   2001.......................    15.39       0.22        (3.32)       (3.10)      (0.17)          --
   2000.......................    19.64       0.23        (3.64)       (3.41)      (0.18)       (0.59)
   1999.......................    15.56       0.21         4.51         4.72       (0.21)       (0.38)
   1998.......................    15.20       0.23         2.91         3.14       (0.23)       (2.55)

---------------------------------------------------------------------------------------------------------

International Opportunities B
-----------------------------
  Unaudited Period Ended
   June 30, 2002..............     7.55       0.04        (0.40)       (0.36)      (0.03)          --
  Year Ended December 31,
   2001.......................     9.85       0.05        (2.29)       (2.24)      (0.05)          --
   2000.......................    11.95       0.06        (1.78)       (1.72)      (0.04)       (0.30)
  Period from August 31, to
   December 31, 1999 (g)......    10.00       0.01         2.12         2.13       (0.01)       (0.17)

---------------------------------------------------------------------------------------------------------

Small Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2002..............    11.77      (0.06)       (2.03)       (2.09)         --           --
  Year Ended December 31,
   2001.......................    13.47      (0.08)       (1.62)       (1.70)         --           --
   2000.......................    19.12      (0.02)       (4.16)       (4.18)         --        (0.12)
   1999.......................    12.99      (0.21)        9.06         8.85          --        (2.72)
   1998.......................    11.34      (0.05)        1.70         1.65          --           --

---------------------------------------------------------------------------------------------------------

Health Sciences
---------------
  Unaudited Period Ended
   June 30, 2002..............     9.81       0.01        (1.46)       (1.45)         --           --
  Period from May 1, 2001, to
   December 31, 2001 (g)......    10.00      (0.00)       (0.18)       (0.18)      (0.11)          --

---------------------------------------------------------------------------------------------------------



                               Distribution in Distribution                             Net Assets
                                  Excess of        From                                  Value at    Total
                               Net Investment    Capital        Total        Capital       End     Investment
                                Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                               --------------- ------------ ------------- ------------- ---------- ----------

International Equity Index
--------------------------
  Unaudited Period Ended
   June 30, 2002..............     $   --         $   --       $(0.11)         $--        $12.02       0.40%(c)
  Year Ended December 31,
   2001.......................         --          (0.05)       (0.22)          --         12.07     (20.30)%
   2000.......................         --          (0.07)       (0.84)          --         15.39     (17.42)%
   1999.......................      (0.05)            --        (0.64)          --         19.64      30.87%
   1998.......................         --             --        (2.78)          --         15.56      20.82%

-----------------------------------------------------------------------------------------------------------------

International Opportunities B
-----------------------------
  Unaudited Period Ended
   June 30, 2002..............         --             --        (0.03)          --          7.16      (4.81)%(c)
  Year Ended December 31,
   2001.......................         --          (0.01)       (0.06)          --          7.55     (22.86)%
   2000.......................      (0.04)            --        (0.38)          --          9.85     (14.37)%
  Period from August 31, to
   December 31, 1999 (g)......         --             --        (0.18)          --         11.95      21.49%(c)

-----------------------------------------------------------------------------------------------------------------

Small Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2002..............         --             --           --           --          9.68     (17.74)%(c)
  Year Ended December 31,
   2001.......................         --             --           --           --         11.77     (12.61)%
   2000.......................         --          (1.35)       (1.47)          --         13.47     (21.43)%
   1999.......................         --             --        (2.72)          --         19.12      70.38%
   1998.......................         --             --           --           --         12.99      14.49%

-----------------------------------------------------------------------------------------------------------------

Health Sciences
---------------
  Unaudited Period Ended
   June 30, 2002..............         --             --           --           --          8.36     (14.77)%(c)
  Period from May 1, 2001, to
   December 31, 2001 (g)......         --          (0.01)       (0.01)          --          9.81      (1.85)%(c)

-----------------------------------------------------------------------------------------------------------------

                                                Ratios/Supplemental Data
                               -------------------------------------------------------
                                                                  Net
                                               Operating      Investment
                                 Net Assets   Expenses to    Income (Loss)     Portfolio
                               End of Period    Average       to Average       Turnover
                               (000s Omitted) Net Assets      Net Assets         Rate
                               -------------- -----------    -------------     ---------

International Equity Index
--------------------------
  Unaudited Period Ended
   June 30, 2002..............    $118,844       0.27%(d)(m)      2.51%(d)        9.73%(c)
  Year Ended December 31,
   2001.......................     122,020       0.27%(m)         1.66%           8.31%
   2000.......................     195,012       0.28%(m)         1.40%          14.86%
   1999.......................     244,017       0.31%(m)         1.26%          19.01%
   1998.......................     173,137       0.56%(m)         1.45%         158.63%

------------------------------------------------------------------------------------------

International Opportunities B
-----------------------------
  Unaudited Period Ended
   June 30, 2002..............      32,301       1.29%(d)(n)      1.04%(d)      128.99%(c)
  Year Ended December 31,
   2001.......................      29,915       1.16%(n)         0.46%          82.88%
   2000.......................      15,716       1.10%(n)         0.53%          75.41%
  Period from August 31, to
   December 31, 1999 (g)......      12,430       1.10%(d)(n)      0.21%(d)       26.76%(c)

------------------------------------------------------------------------------------------

Small Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2002..............     148,922       1.13%(d)        (0.83)%(d)      39.84%(c)
  Year Ended December 31,
   2001.......................     189,401       0.91%(o)        (0.55)%         91.48%(5)
   2000.......................     234,542       0.82%           (0.50)%         97.73%
   1999.......................     179,570       0.89%           (0.70)%        113.11%
   1998.......................      74,849       1.00%(o)        (0.65)%        101.16%

------------------------------------------------------------------------------------------

Health Sciences
---------------
  Unaudited Period Ended
   June 30, 2002..............      29,261       1.09%(d)(i)      0.09%(d)       45.50%(c)
  Period from May 1, 2001, to
   December 31, 2001 (g)......      29,873       1.10%(d)(i)     (0.16)%(d)(i)   37.76%(c)

------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                                         Income from Investment Operations
                                        -----------------------------------  -------------------------
                                           Net      Net Realized
                             Net Assets Investment      and         Total    Distribution Distribution
                              Value at    Income     Unrealized      From      From Net     From Net
                             Beginning     Gain    Gain (Loss) on Investment  Investment    Gains on
                             of Period    (Loss)   Investments(a) Operations    Income    Investments
                             ---------- ---------- -------------- ---------- ------------ ------------

Global Balanced
---------------
  Unaudited Period Ended
   June 30, 2002............   $ 8.57     $ 0.06      $ (0.33)     $ (0.27)     $(0.06)      $   --
  Year Ended December 31,
   2001.....................     9.27       0.11        (0.70)       (0.59)         --           --
   2000 (q).................    10.71       0.23        (1.20)       (0.97)      (0.24)       (0.01)
   1999.....................    11.12       0.29         0.25         0.54       (0.29)       (0.44)
   1998.....................    10.11       0.34         1.44         1.78       (0.34)       (0.42)

-------------------------------------------------------------------------------------------------------

Multi Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2002............     9.84      (0.47)       (1.93)       (2.40)         --           --
  Year Ended December 31,
   2001.....................    15.60      (0.06)       (5.70)       (5.76)         --           --
   2000.....................    29.22      (0.05)      (10.49)      (10.54)         --        (0.41)
   1999.....................    15.12      (0.19)       17.70        17.51          --        (3.41)
   1998.....................    11.93      (0.09)        4.75         4.66          --        (1.32)

-------------------------------------------------------------------------------------------------------
Large Cap Value
---------------
  Unaudited Period Ended
   June 30, 2002............    14.15       0.09        (0.63)       (0.54)      (0.09)          --
  Year Ended December 31,
   2001.....................    14.38       0.22        (0.05)        0.17       (0.22)       (0.18)
   2000.....................    13.49       0.27         1.45         1.72       (0.28)       (0.53)
   1999.....................    14.02       0.27         0.18         0.45       (0.27)       (0.71)
   1998.....................    13.57       0.28         0.96         1.24       (0.28)       (0.51)

-------------------------------------------------------------------------------------------------------

Large Cap Value CORE
--------------------
  Unaudited Period Ended
   June 30, 2002............     9.83       0.09        (0.80)       (0.71)      (0.05)          --
  Year Ended December 31,
   2001.....................    10.42       0.09        (0.58)       (0.49)      (0.09)          --
   2000.....................    10.16       0.15         0.36         0.51       (0.15)       (0.06)
  Period from August 31, to
   December 31, 1999 (g)....    10.00       0.04         0.31         0.35       (0.03)       (0.14)

-------------------------------------------------------------------------------------------------------



                             Distribution in Distribution                             Net Assets
                                Excess of        From                                  Value at    Total
                             Net Investment    Capital        Total        Capital       End     Investment
                              Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                             --------------- ------------ ------------- ------------- ---------- ----------

Global Balanced
---------------
  Unaudited Period Ended
   June 30, 2002............                    $   --       $(0.06)         $--        $ 8.24      (3.05)%(c)
  Year Ended December 31,
   2001.....................         --          (0.11)       (0.11)          --          8.57      (6.45)%
   2000 (q).................     $(0.10)         (0.12)       (0.47)          --          9.27      (9.08)%
   1999.....................      (0.16)         (0.06)       (0.95)          --         10.71       5.11%
   1998.....................         --          (0.01)       (0.77)          --         11.12      17.99%

---------------------------------------------------------------------------------------------------------------

Multi Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2002............         --             --           --           --          7.44     (24.44)%(c)
  Year Ended December 31,
   2001.....................         --             --           --           --          9.84     (36.93)%
   2000.....................      (1.61)         (1.06)       (3.08)          --         15.60     (35.86)%
   1999.....................         --             --        (3.41)          --         29.22     118.31%
   1998.....................         --          (0.15)       (1.47)          --         15.12      39.07%

---------------------------------------------------------------------------------------------------------------
Large Cap Value
---------------
  Unaudited Period Ended
   June 30, 2002............         --             --        (0.09)          --         13.52      (3.85)%(c)
  Year Ended December 31,
   2001.....................         --             --        (0.40)          --         14.15       1.25%
   2000.....................      (0.01)         (0.01)       (0.83)          --         14.38      12.97%
   1999.....................         --             --        (0.98)          --         13.49       3.28%
   1998.....................         --             --        (0.79)          --         14.02       9.26%

---------------------------------------------------------------------------------------------------------------

Large Cap Value CORE
--------------------
  Unaudited Period Ended
   June 30, 2002............         --             --        (0.05)          --          9.07      (7.28)%(c)
  Year Ended December 31,
   2001.....................         --             --        (0.09)          --          9.83      (4.75)%
   2000.....................      (0.03)         (0.01)       (0.25)          --         10.42       5.12%
  Period from August 31, to
   December 31, 1999 (g)....      (0.01)         (0.01)       (0.19)          --         10.16       3.58%(c)

---------------------------------------------------------------------------------------------------------------

                                               Ratios/Supplemental Data
                             --------------------------------------------------------
                                                                 Net
                                             Operating       Investment
                               Net Assets   Expenses to     Income (Loss)     Portfolio
                             End of Period    Average        to Average       Turnover
                             (000s Omitted) Net Assets       Net Assets         Rate
                             -------------- -----------     -------------     ---------

Global Balanced
---------------
  Unaudited Period Ended
   June 30, 2002............    $ 29,495       1.15%(d)(p)       1.37%(d)(12)   31.75%(c)
  Year Ended December 31,
   2001.....................      31,290       1.15%(p)          1.30%          53.11%
   2000 (q).................      28,527       0.98%(p)          2.32%         204.98%
   1999.....................      31,577       1.00%(p)          2.73%         131.21%
   1998.....................      30,416       1.10%(p)          3.20%         103.55%

-----------------------------------------------------------------------------------------

Multi Cap Growth
----------------
  Unaudited Period Ended
   June 30, 2002............     184,881       1.03%(d)(r)      (0.50)%(d)     109.92%(c)
  Year Ended December 31,
   2001.....................     245,899       0.94%            (0.49)%        111.69%
   2000.....................     393,988       0.85%            (0.43)%        140.94%
   1999.....................     452,937       0.93%            (0.68)%        106.06%
   1998.....................      94,085       1.10%(r)         (0.64)%        137.01%

-----------------------------------------------------------------------------------------
Large Cap Value
---------------
  Unaudited Period Ended
   June 30, 2002............     272,245       0.85%(d)(18)      1.32%(d)        9.16%(c)
  Year Ended December 31,
   2001.....................     260,646       0.82%             1.54%          18.19%
   2000.....................     204,535       0.78%             2.04%          42.12%
   1999.....................     155,849       0.85%             1.88%          32.62%
   1998.....................     123,365       0.92%             2.08%          18.46%

-----------------------------------------------------------------------------------------

Large Cap Value CORE
--------------------
  Unaudited Period Ended
   June 30, 2002............      49,797       0.83%(d)(s)       0.97%(d)       36.65%(c)
  Year Ended December 31,
   2001.....................      60,832       0.85%(s)          0.98%          74.91%(5)
   2000.....................      18,164       0.85%(s)          1.54%          59.15%
  Period from August 31, to
   December 31, 1999 (g)....       6,371       0.85%(d)(s)       1.13%(d)       30.90%(c)

-----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                                           Income from Investment Operations
                                        --------------------------------------  -------------------------
                                           Net
                             Net Assets Investment Net Realized and    Total    Distribution Distribution
                              Value at    Income    Unrealized Gain     From      From Net     From Net
                             Beginning     Gain         (Loss)       Investment  Investment    Gains on
                             of Period    (Loss)   on Investments(a) Operations    Income    Investments
                             ---------- ---------- ----------------- ---------- ------------ ------------

Fundamental Value
-----------------
  Unaudited Period Ended
   June 30, 2002............   $10.66     $ 0.06        $(1.03)        $(0.97)     $(0.06)      $   --
  Year Ended December 31,
   2001.....................    11.57       0.10         (0.91)         (0.81)      (0.10)          --
   2000.....................    10.42       0.09          1.30           1.39       (0.10)       (0.08)
  Period from August 31, to
   December 31, 1999 (g)....    10.00       0.03          0.45           0.48       (0.03)       (0.02)

----------------------------------------------------------------------------------------------------------

Money Market
------------
  Unaudited Period Ended
   June 30, 2002............     1.00       0.01            --           0.01       (0.01)          --
  Year Ended December 31,
   2001(10).................     1.00       0.04            --           0.04       (0.04)          --
   2000(10).................     1.00       0.06            --           0.06       (0.06)          --
   1999(10).................     1.00       0.04            --           0.04       (0.04)          --
   1998(10).................     1.00       0.05            --           0.05       (0.05)          --

----------------------------------------------------------------------------------------------------------

Small/Mid Cap Growth
--------------------
  Unaudited Period Ended
   June 30, 2002............    14.09      (0.35)        (1.01)         (1.36)         --           --
  Year Ended December 31,
   2001.....................    13.70      (0.06)         0.45           0.39          --           --
   2000.....................    14.03      (0.02)         1.27           1.25          --        (1.43)
   1999.....................    15.94      (0.07)         0.74           0.67          --        (2.41)
   1998.....................    15.39      (0.02)         0.88           0.86          --        (0.31)

----------------------------------------------------------------------------------------------------------
Bond Index
----------
  Unaudited Period Ended
   June 30, 2002............     9.89       0.27          0.06           0.33       (0.27)          --
  Year Ended December 31,
   2001.....................     9.74       0.57          0.17           0.74       (0.58)       (0.01)
   2000.....................     9.32       0.62          0.43           1.05       (0.63)
   1999.....................    10.19       0.63         (0.89)         (0.26)      (0.61)          --
  Period from May 1, to
   December 31, 1998 (g)....    10.00       0.42          0.29           0.71       (0.42)       (0.10)

----------------------------------------------------------------------------------------------------------



                             Distribution in Distribution                             Net Assets
                                Excess of        From                                  Value at    Total
                             Net Investment    Capital        Total        Capital       End     Investment
                              Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                             --------------- ------------ ------------- ------------- ---------- ----------

Fundamental Value
-----------------
  Unaudited Period Ended
   June 30, 2002............     $   --         $   --       $(0.06)         $--        $ 9.63     $(9.21)%(c)
  Year Ended December 31,
   2001.....................         --             --        (0.10)          --         10.66      (6.99)%
   2000.....................      (0.06)            --        (0.24)          --         11.57      13.41%
  Period from August 31, to
   December 31, 1999 (g)....      (0.01)            --        (0.06)          --         10.42       4.72%(c)

---------------------------------------------------------------------------------------------------------------

Money Market
------------
  Unaudited Period Ended
   June 30, 2002............         --             --        (0.01)          --          1.00       0.78%(c)
  Year Ended December 31,
   2001(10).................         --             --        (0.04)          --          1.00       3.93%
   2000(10).................         --             --        (0.06)          --          1.00       6.29%(u)
   1999(10).................         --             --        (0.04)          --          1.00       5.05%
   1998(10).................         --             --        (0.05)          --          1.00       5.40%

---------------------------------------------------------------------------------------------------------------

Small/Mid Cap Growth
--------------------
  Unaudited Period Ended
   June 30, 2002............         --             --           --           --         12.73      (9.67)%(c)
  Year Ended December 31,
   2001.....................         --             --           --           --         14.09       2.83%
   2000.....................      (0.15)            --        (1.58)          --         13.70       9.25%
   1999.....................         --          (0.17)       (2.58)          --         14.03       5.15%
   1998.....................         --             --        (0.31)          --         15.94       5.61%

---------------------------------------------------------------------------------------------------------------
Bond Index
----------
  Unaudited Period Ended
   June 30, 2002............                        --        (0.27)          --          9.95       3.38%(c)
  Year Ended December 31,
   2001.....................                        --        (0.59)          --          9.89       7.76%
   2000.....................         --             --        (0.63)          --          9.74      11.81%
   1999.....................         --             --        (0.61)          --          9.32      (2.57)%
  Period from May 1, to
   December 31, 1998 (g)....         --             --        (0.52)          --         10.19       7.20%(c)

---------------------------------------------------------------------------------------------------------------

                                              Ratios/Supplemental Data
                             ------------------------------------------------------
                                                                 Net
                                             Operating       Investment
                               Net Assets   Expenses to     Income (Loss)   Portfolio
                             End of Period    Average        to Average     Turnover
                             (000s Omitted) Net Assets       Net Assets       Rate
                             -------------- -----------     -------------  ---------

Fundamental Value
-----------------
  Unaudited Period Ended
   June 30, 2002............    $147,391       $0.85%(d)       $ 1.11%(d)   $ 44.78%(c)
  Year Ended December 31,
   2001.....................     161,710        0.99%(t)         0.91%        85.20%(5)
   2000.....................      15,728        1.05%(t)         0.97%        86.97%
  Period from August 31, to
   December 31, 1999 (g)....       6,101        1.05%(d)(t)      0.94%(d)     23.03%(c)

---------------------------------------------------------------------------------------

Money Market
------------
  Unaudited Period Ended
   June 30, 2002............     741,464        0.26%(d)         1.56%(d)       n/a(c)
  Year Ended December 31,
   2001(10).................     745,516        0.32%            3.72%          n/a
   2000(10).................     496,853        0.29%            6.05%          n/a
   1999(10).................     451,235        0.31%            4.95%          n/a
   1998(10).................     395,195        0.31%            5.29%          n/a

---------------------------------------------------------------------------------------

Small/Mid Cap Growth
--------------------
  Unaudited Period Ended
   June 30, 2002............     163,636        1.05%(d)(1)     (0.78)%(d)    79.99%(c)
  Year Ended December 31,
   2001.....................     185,232        0.91%(1)        (0.40)%      113.73%
   2000.....................     190,010        0.85%           (0.20)%      103.19%
   1999.....................     181,931        0.85%           (0.27)%      172.58%
   1998.....................     193,332        0.89%           (0.11)%      162.21%

---------------------------------------------------------------------------------------
Bond Index
----------
  Unaudited Period Ended
   June 30, 2002............     173,520        0.18%(d)         5.50%(d)     19.34%(c)
  Year Ended December 31,
   2001.....................     129,358        0.24%            5.77%(13)    68.70%
   2000.....................      64,768        0.25%(v)         6.80%        40.46%
   1999.....................      38,436        0.29%(v)         6.56%        17.06%
  Period from May 1, to
   December 31, 1998 (g)....      28,001        0.40%(d)(v)      6.17%(d)     21.09%(c)

---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                                         Income from Investment Operations
                                        -----------------------------------  -------------------------
                                           Net      Net Realized
                             Net Assets Investment      and         Total    Distribution Distribution
                              Value at    Income     Unrealized      From      From Net     From Net
                             Beginning     Gain    Gain (Loss) on Investment  Investment    Gains on
                             of Period    (Loss)   Investments(a) Operations    Income    Investments
                             ---------- ---------- -------------- ---------- ------------ ------------

Large Cap Aggressive Growth
---------------------------
  Unaudited Period Ended
   June 30, 2002............   $ 8.12     $   --       $(1.60)      $(1.60)     $   --       $   --
  Year Ended December 31,
   2001.....................     9.52       0.01        (1.41)       (1.40)         --           --
   2000.....................    11.94      (0.03)       (2.21)       (2.24)         --        (0.01)
  Period from August 31, to
   December 31, 1999 (g)....    10.00      (0.01)        2.03         2.02          --        (0.08)

-------------------------------------------------------------------------------------------------------

Small/Mid Cap CORE
------------------
  Unaudited Period Ended
   June 30, 2002............     9.82       0.01        (0.05)       (0.04)      (0.01)          --
  Year Ended December 31,
   2001.....................     9.82       0.05           --         0.05       (0.05)          --
   2000.....................     9.82       0.05         0.39         0.44       (0.05)       (0.32)
   1999.....................     9.02       0.02         1.77         1.79       (0.03)       (0.96)
  Period from May 1, to
   December 31, 1998 (g)....    10.00         --        (0.98)       (0.98)         --           --

-------------------------------------------------------------------------------------------------------

Small Cap Value
---------------
  Unaudited Period Ended
   June 30, 2002............    13.76       0.02         1.00         1.02       (0.02)          --
  Year Ended December 31,
   2001 (y).................    11.70       0.09         2.14         2.23       (0.09)       (0.08)
   2000.....................    10.13       0.01         3.37         3.38       (0.01)       (1.80)
  Period from August 31, to
   December 31, 1999 (g)....    10.00         --         0.49         0.49          --        (0.36)

-------------------------------------------------------------------------------------------------------

Real Estate Equity
------------------
  Unaudited Period Ended
   June 30, 2002............    13.55       0.30         1.30         1.60       (0.30)          --
  Year Ended December 31,
   2001.....................    13.67       0.57         0.21         0.88       (0.58)       (0.42)
   2000 (k).................    11.47       0.76         2.73         3.49       (0.76)       (0.06)
   1999.....................    12.46       0.78        (0.99)       (0.21)      (0.78)          --
   1998.....................    15.91       0.77        (3.38)       (2.61)      (0.70)       (0.14)

-------------------------------------------------------------------------------------------------------



                             Distribution in Distribution                             Net Assets
                                Excess of        From                                  Value at    Total
                             Net Investment    Capital        Total        Capital       End     Investment
                              Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                             --------------- ------------ ------------- ------------- ---------- ----------

Large Cap Aggressive Growth
---------------------------
  Unaudited Period Ended
   June 30, 2002............     $   --         $   --       $   --          $--        $ 6.52     (19.70)%(c)
  Year Ended December 31,
   2001.....................         --             --           --           --          8.12     (14.69)%
   2000.....................      (0.06)         (0.11)       (0.18)          --          9.52     (18.77)%
  Period from August 31, to
   December 31, 1999 (g)....         --             --        (0.08)          --         11.94      20.18%(c)

---------------------------------------------------------------------------------------------------------------

Small/Mid Cap CORE
------------------
  Unaudited Period Ended
   June 30, 2002............         --             --        (0.01)          --          9.77      (0.34)%(c)
  Year Ended December 31,
   2001.....................         --             --        (0.05)          --          9.82       0.53%
   2000.....................      (0.05)         (0.02)       (0.44)          --          9.82       4.63%
   1999.....................         --             --        (0.99)          --          9.82      20.54%
  Period from May 1, to
   December 31, 1998 (g)....         --             --           --           --          9.02      (9.81)%(c)

---------------------------------------------------------------------------------------------------------------

Small Cap Value
---------------
  Unaudited Period Ended
   June 30, 2002............         --             --        (0.02)          --         14.76       7.43%(c)
  Year Ended December 31,
   2001 (y).................         --             --        (0.17)          --         13.76      19.10%
   2000.....................         --             --        (1.81)          --         11.70      34.19%
  Period from August 31, to
   December 31, 1999 (g)....         --             --        (0.36)          --         10.13       5.08%(c)

---------------------------------------------------------------------------------------------------------------

Real Estate Equity
------------------
  Unaudited Period Ended
   June 30, 2002............         --             --        (0.30)          --         14.85      11.86%(c)
  Year Ended December 31,
   2001.....................         --             --        (1.00)          --         13.55       6.61%
   2000 (k).................      (0.17)         (0.30)       (1.29)          --         13.67      31.29%
   1999.....................         --             --        (0.78)          --         11.47      (1.69)%
   1998.....................         --             --        (0.84)          --         12.46     (16.71)%

---------------------------------------------------------------------------------------------------------------

                                             Ratios/Supplemental Data
                             ----------------------------------------------------
                                                                Net
                                             Operating      Investment
                               Net Assets   Expenses to    Income (Loss)  Portfolio
                             End of Period    Average       to Average    Turnover
                             (000s Omitted) Net Assets      Net Assets      Rate
                             -------------- -----------    -------------  ---------

Large Cap Aggressive Growth
---------------------------
  Unaudited Period Ended
   June 30, 2002............     32,368        0.95%(d)        (0.15)%(d)   26.20%(c)
  Year Ended December 31,
   2001.....................     39,738        0.97%(w)        (0.06)%      87.90%
   2000.....................     26,244        1.00%(w)        (0.37)%      75.97%
  Period from August 31, to
   December 31, 1999 (g)....     15,074        1.08%(d)(w)     (0.39)%(d)   18.97%(c)

-------------------------------------------------------------------------------------

Small/Mid Cap CORE
------------------
  Unaudited Period Ended
   June 30, 2002............     49,347        0.89%(d)(x)      0.29%(d)    56.17%(c)
  Year Ended December 31,
   2001.....................     46,446        0.90%(x)         0.52%       96.88%
   2000.....................     21,636        0.90%(x)         0.56%       94.78%
   1999.....................      8,248        0.94%(x)         0.30%      109.12%
  Period from May 1, to
   December 31, 1998 (g)....      5,015        1.05%(d)(x)     (0.01)%(d)   60.51%(c)

-------------------------------------------------------------------------------------

Small Cap Value
---------------
  Unaudited Period Ended
   June 30, 2002............    142,379        1.03%(d)         0.34%(d)     7.30%(c)
  Year Ended December 31,
   2001 (y).................    103,224        1.05%(z)         0.87%       60.36%
   2000.....................     29,436        1.05%(z)         0.13%      220.80%
  Period from August 31, to
   December 31, 1999 (g)....      5,570        1.05%(d)(z)     (0.12)%(d)   51.97%(c)

-------------------------------------------------------------------------------------

Real Estate Equity
------------------
  Unaudited Period Ended
   June 30, 2002............    201,612        1.07%(d)         4.26%(d)    12.14%(c)
  Year Ended December 31,
   2001.....................    163,653        1.07%            4.97%       29.07%
   2000 (k).................    158,811        0.76%            5.99%       58.81%
   1999.....................    126,214        0.70%            6.38%       12.95%
   1998.....................    152,789        0.69%            5.48%       22.69%

-------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                                       Income from Investment Operations                                  Less Distributions
                                      -----------------------------------  -----------------------------------------------------
                                         Net      Net Realized
                           Net Assets Investment      and         Total    Distribution Distribution  Distribution  Distribution
                            Value at    Income     Unrealized      From      From Net     From Net    in Excess of      From
                           Beginning     Gain    Gain (Loss) on Investment  Investment    Gains on   Net Investment   Capital
                           of Period    (Loss)   Investments(a) Operations    Income    Investments   Income/Gains    Paid-in
                           ---------- ---------- -------------- ---------- ------------ ------------ -------------- ------------

Growth & Income
---------------
  Unaudited Period Ended
   June 30, 2002..........   $11.93     $0.04        $(1.39)      $(1.35)     $(0.04)      $   --        $   --        $   --
  Year Ended December 31,
   2001...................    14.18      0.06         (2.25)       (2.19)      (0.06)          --            --            --
   2000 (f)...............    20.01      0.17         (2.77)       (2.60)      (0.17)       (2.69)        (0.14)        (0.23)
   1999...................    19.49      0.20          2.88         3.08       (0.20)       (2.36)           --            --
   1998...................    16.61      0.23          4.75         4.98       (0.23)       (1.87)           --            --

---------------------------------------------------------------------------------------------------------------------------------

Managed
-------
  Unaudited Period Ended
   June 30, 2002..........    13.08      0.11         (1.12)       (1.01)      (0.11)          --            --            --
  Year Ended December 31,
   2001...................    13.82      0.28         (0.67)       (0.39)      (0.28)       (0.07)           --            --
   2000 (q)...............    15.45      0.44         (0.45)       (0.01)      (0.44)       (1.18)           --            --
   1999...................    15.64      0.44          0.94         1.38       (0.43)       (1.14)           --            --
   1998...................    14.35      0.46          2.43         2.89       (0.46)       (1.09)           --         (0.05)

---------------------------------------------------------------------------------------------------------------------------------

Short-Term Bond
---------------
  Unaudited Period Ended
   June 30, 2002..........    10.11      0.22          0.01         0.23       (0.22)          --            --            --
  Year Ended December 31,
   2001...................     9.86      0.52          0.26         0.78       (0.53)          --            --            --
   2000...................     9.72      0.61          0.14         0.75       (0.61)          --            --            --
   1999...................    10.05      0.61         (0.33)        0.28       (0.61)          --            --            --
   1998...................    10.08      0.61         (0.03)        0.58       (0.61)          --            --            --

---------------------------------------------------------------------------------------------------------------------------------

Small Cap Equity
----------------
  Unaudited Period Ended
   June 30, 2002..........     8.79        --         (0.89)       (0.89)         --           --            --            --
  Year Ended December 31,
   2001...................     9.14      0.01         (0.35)       (0.34)      (0.01)          --            --            --
   2000 (q)...............    10.92      0.14         (1.13)       (0.99)      (0.15)       (0.14)        (0.20)        (0.30)
   1999...................    11.59      0.09         (0.50)       (0.41)      (0.07)       (0.01)        (0.18)           --
   1998...................    12.40      0.07         (0.81)       (0.74)      (0.07)          --            --            --

---------------------------------------------------------------------------------------------------------------------------------



                                                       Net Assets
                                                        Value at    Total
                               Total        Capital       End     Investment
                           Distributions Contributions of Period  Return(b)
                           ------------- ------------- ---------- ----------

Growth & Income
---------------
  Unaudited Period Ended
   June 30, 2002..........    $(0.04)         $--        $10.54     (11.39)%(c)
  Year Ended December 31,
   2001...................     (0.06)          --         11.93     (15.44)%
   2000 (f)...............     (3.23)          --         14.18     (13.10)%
   1999...................     (2.56)          --         20.01      16.23%
   1998...................     (2.10)          --         19.49      30.25%

--------------------------------------------------------------------------------

Managed
-------
  Unaudited Period Ended
   June 30, 2002..........     (0.11)          --         11.96      (7.78)%(c)
  Year Ended December 31,
   2001...................     (0.35)          --         13.08      (2.84)%
   2000 (q)...............     (1.62)          --         13.82       0.03%
   1999...................     (1.57)          --         15.45       9.10%
   1998...................     (1.60)          --         15.64      20.42%

--------------------------------------------------------------------------------

Short-Term Bond
---------------
  Unaudited Period Ended
   June 30, 2002..........     (0.22)          --         10.12       2.30%(c)
  Year Ended December 31,
   2001...................     (0.53)          --         10.11       8.09%
   2000...................     (0.61)          --          9.86       7.98%
   1999...................     (0.61)          --          9.72       2.96%
   1998...................     (0.61)          --         10.05       5.82%

--------------------------------------------------------------------------------

Small Cap Equity
----------------
  Unaudited Period Ended
   June 30, 2002..........        --           --          7.90     (10.15)%(c)
  Year Ended December 31,
   2001...................     (0.01)          --          8.79      (3.78)%
   2000 (q)...............     (0.79)          --          9.14      (8.89)%
   1999...................     (0.26)          --         10.92      (3.43)%
   1998...................     (0.07)          --         11.59       5.96%

--------------------------------------------------------------------------------

                                           Ratios/Supplemental Data
                           -----------------------------------------------------
                                                               Net
                                           Operating       Investment
                             Net Assets   Expenses to     Income (Loss)  Portfolio
                           End of Period    Average        to Average    Turnover
                           (000s Omitted) Net Assets       Net Assets      Rate
                           -------------- -----------     -------------  ---------

Growth & Income
---------------
  Unaudited Period Ended
   June 30, 2002..........   $2,117,652      0.69%(d)          0.66%(d)    34.94%(c)
  Year Ended December 31,
   2001...................    2,476,319      0.72%             0.49%      104.47%(5)
   2000 (f)...............    3,324,988      0.40%             0.84%      112.94%
   1999...................    4,218,841      0.28%             0.98%       70.16%
   1998...................    3,670,785      0.27%             1.24%       48.45%

------------------------------------------------------------------------------------

Managed
-------
  Unaudited Period Ended
   June 30, 2002..........    2,242,140      0.69%(d)          1.77%(d)   115.07%(c)
  Year Ended December 31,
   2001...................    2,526,703      0.73%             2.10%(14)  190.70%(5)
   2000 (q)...............    2,995,794      0.46%             2.86%      210.35%
   1999...................    3,430,919      0.36%             2.75%      203.86%
   1998...................    3,301,910      0.36%             2.99%      160.57%

------------------------------------------------------------------------------------

Short-Term Bond
---------------
  Unaudited Period Ended
   June 30, 2002..........      177,730      0.69%(d)(19)      4.54%(d)    35.15%(c)
  Year Ended December 31,
   2001...................      149,450      0.48%             5.20%(15)   86.39%
   2000...................       80,109      0.36%             6.27%       52.68%
   1999...................       68,844      0.43%             6.25%      100.04%
   1998...................       77,194      0.53%             6.17%      184.50%

------------------------------------------------------------------------------------

Small Cap Equity
----------------
  Unaudited Period Ended
   June 30, 2002..........       62,427      0.99%(d)         (0.05)%(d)   19.82%(c)
  Year Ended December 31,
   2001...................       71,193      1.00%(2)          0.06%       60.73%
   2000 (q)...............       70,031      0.92%(2)          1.25%      189.57%
   1999...................       68,900      0.95%(2)          0.78%      117.33%
   1998...................       64,095      1.05%(2)          0.63%      100.83%

------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                                        Income from Investment Operations
                                       -----------------------------------  -------------------------
                                          Net      Net Realized
                            Net Assets Investment      and         Total    Distribution Distribution
                             Value at    Income     Unrealized      From      From Net     From Net
                            Beginning     Gain    Gain (Loss) on Investment  Investment    Gains on
                            of Period    (Loss)   Investments(a) Operations    Income    Investments
                            ---------- ---------- -------------- ---------- ------------ ------------

International Opportunities
---------------------------
  Unaudited Period Ended
   June 30, 2002...........   $ 9.30     $0.06        $(0.39)      $(0.33)     $(0.04)      $   --
  Year Ended December 31,
   2001....................    11.85      0.06         (2.53)       (2.47)      (0.05)          --
   2000(4).................    15.17      0.07         (2.57)       (2.50)      (0.06)       (0.62)
   1999....................    12.21      0.10          3.95         4.05       (0.11)       (0.94)
   1998....................    10.63      0.11          1.57         1.68       (0.10)          --

------------------------------------------------------------------------------------------------------
Equity Index
------------
  Unaudited Period Ended
   June 30, 2002...........    14.85      0.09         (2.05)       (1.96)      (0.09)          --
  Year Ended December 31,
   2001....................    17.64      0.19         (2.30)       (2.11)      (0.19)       (0.49)
   2000....................    20.46      0.22         (2.09)       (1.87)      (0.22)       (0.72)
   1999....................    17.70      0.27          3.41         3.68       (0.26)       (0.66)
   1998....................    14.21      0.25          3.76         4.01       (0.24)       (0.28)

------------------------------------------------------------------------------------------------------
High Yield Bond
---------------
  Unaudited Period Ended
   June 30, 2002...........     6.83      0.34         (0.63)       (0.29)      (0.34)          --
  Year Ended December 31,
   2001....................     7.33      0.73         (0.55)        0.18       (0.68)          --
   2000....................     8.99      0.73         (1.65)       (0.92)      (0.74)          --
   1999....................     9.23      0.72         (0.26)        0.46       (0.70)          --
  Period from May 1, to
   December 31, 1998 (g)...    10.00      0.46         (0.76)       (0.30)      (0.46)       (0.01)

------------------------------------------------------------------------------------------------------
Global Bond
-----------
  Unaudited Period Ended
   June 30, 2002...........     9.74      0.07          0.80         0.87          --           --
  Year Ended December 31,
   2001....................    10.34      0.38         (0.53)       (0.15)      (0.45)          --
   2000 (q)................     9.82      0.48          0.67         1.15       (0.63)          --
   1999....................    10.60      0.48         (0.70)       (0.22)      (0.56)          --
   1998....................    10.24      0.54          0.38         0.92       (0.29)       (0.09)

------------------------------------------------------------------------------------------------------



                            Distribution in Distribution                             Net Assets
                               Excess of        From                                  Value at    Total
                            Net Investment    Capital        Total        Capital       End     Investment
                             Income/Gains     Paid-in    Distributions Contributions of Period  Return(b)
                            --------------- ------------ ------------- ------------- ---------- ----------

International Opportunities
---------------------------
  Unaudited Period Ended
   June 30, 2002...........     $   --         $   --       $(0.04)         $--        $ 8.93      (3.62) (c)
  Year Ended December 31,
   2001....................         --          (0.03)       (0.08)          --          9.30     (20.93)%
   2000(4).................      (0.05)         (0.09)       (0.82)          --         11.85     (16.36)%(5)
   1999....................      (0.04)            --        (1.09)          --         15.17      34.01%
   1998....................         --             --        (0.10)          --         12.21      15.92%

--------------------------------------------------------------------------------------------------------------
Equity Index
------------
  Unaudited Period Ended
   June 30, 2002...........         --             --        (0.09)          --         12.80     (13.26)%(c)
  Year Ended December 31,
   2001....................         --             --        (0.68)          --         14.85     (11.98)%
   2000....................         --          (0.01)       (0.95)          --         17.64      (9.15)%
   1999....................         --             --        (0.92)          --         20.46      21.08%
   1998....................         --             --        (0.52)          --         17.70      28.45%

--------------------------------------------------------------------------------------------------------------
High Yield Bond
---------------
  Unaudited Period Ended
   June 30, 2002...........         --             --        (0.34)          --          6.20      (4.49)%(c)
  Year Ended December 31,
   2001....................         --             --        (0.68)          --          6.83       2.13%
   2000....................         --             --        (0.74)          --          7.33     (10.81)%
   1999....................         --             --        (0.70)          --          8.99       5.13%
  Period from May 1, to
   December 31, 1998 (g)...         --             --        (0.47)          --          9.23      (2.98)%(c)

--------------------------------------------------------------------------------------------------------------
Global Bond
-----------
  Unaudited Period Ended
   June 30, 2002...........         --             --           --           --         10.61       8.92%(c)
  Year Ended December 31,
   2001....................         --             --        (0.45)          --          9.74      (1.45)%
   2000 (q)................         --             --        (0.63)          --         10.34      12.00%
   1999....................         --             --        (0.56)          --          9.82      (2.16)%
   1998....................         --          (0.18)       (0.56)          --         10.60       9.15%

--------------------------------------------------------------------------------------------------------------

                                             Ratios/Supplemental Data
                            -------------------------------------------------------
                                                               Net
                                            Operating      Investment
                              Net Assets   Expenses to    Income (Loss)     Portfolio
                            End of Period    Average       to Average       Turnover
                            (000s Omitted) Net Assets      Net Assets         Rate
                            -------------- -----------    -------------     ---------

International Opportunities
---------------------------
  Unaudited Period Ended
   June 30, 2002...........    $ 90,185       1.23%(d)(3)      1.27%(d)       35.98%(c)
  Year Ended December 31,
   2001....................      83,591       1.00%(3)         0.64%          33.31%
   2000(4).................     120,034       0.93%(3)         0.47%          37.92%(5)
   1999....................      79,794       1.02%(3)         0.77%          34.02%
   1998....................      64,250       1.16%(3)         0.89%          18.67%

---------------------------------------------------------------------------------------
Equity Index
------------
  Unaudited Period Ended
   June 30, 2002...........     502,791       0.17%(d)         1.29%(d)        4.57%(c)
  Year Ended December 31,
   2001....................     538,791       0.20%            1.20%          17.61%(5)
   2000....................     525,659       0.19%            1.12%          34.11%
   1999....................     451,296       0.00%(6)         1.42%          55.24%
   1998....................     232,578       0.00%(6)         1.59%          43.31%

---------------------------------------------------------------------------------------
High Yield Bond
---------------
  Unaudited Period Ended
   June 30, 2002...........      58,061       0.89%(d)(8)     10.26%(d)(16)   25.08%(c)
  Year Ended December 31,
   2001....................      51,274       0.80%(8)        10.39%(16)      32.50%
   2000....................      25,978       0.75%(8)         8.88%          21.94%
   1999....................      19,921       0.80%(8)         7.94%          38.62%
  Period from May 1, to
   December 31, 1998 (g)...      14,789       0.90%(d)(8)      7.43%(d)       17.67%(c)

---------------------------------------------------------------------------------------
Global Bond
-----------
  Unaudited Period Ended
   June 30, 2002...........      52,680       0.95%(d)(9)      3.90%(d)(17)   31.12%(c)
  Year Ended December 31,
   2001....................      47,646       0.95%(9)         3.73%(17)      41.75%
   2000 (q)................      68,473       0.81%(9)         4.71%         259.60%
   1999....................      70,991       0.83%(9)         4.70%         332.06%
   1998....................      66,791       0.95%(9)         5.27%         186.70%

---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


(a) The amount shown at this caption for each fund share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the fund shares in relation to the fluctuating market values of the portfolio.
(b) The performance of the Funds shown on this page does not reflect expenses and charges of the applicable separate accounts and viable products, all of which vary to a considerable extent and are described in your product's prospectus.
(c) Not annualized.
(d) Annualized.
(e) The fund entered into a new sub-advisory agreement with Putnam Investment Management, Inc. during the period shown.
(f) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.09% for the period ending June 30, 2002, and 1.19%, 1.00%, and 1.09% for the years ended December 31, 2001, 2000, and 1999, respectively.
(g) Commencement of investment operations.
(h) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been .44% for the year ended December 31, 2000.
(i) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the expense ratio would have been 1.21% for the period ended June 30, 2002 and 1.19% for the year ended December 31, 2001.
(j) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 3.0% for the period ending June 30, 2002, and 4.02%, 2.49%, 3.44%, and 3.69% for the years ended December
    31, 2001, 2000, 1999, and 1998, respectively.
(k) The Fund entered into a new sub-advisory agreement with Morgan Stanley Dean Witter Investment Management, Inc. during the period shown.
(l) The total investment return includes the effect of the capital contribution of $.32 per share. The total investment return without the capital contribution would have been 79.02%.
(m) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .29% for the period ending June 30, 2002, and .40%, .37%, .38% and .63% for the years ended December 31, 2001, 2000, 1999, and 1998, respectively.
(n) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.73% for the period ending June 30, 2002, and 1.27%, 1.76%, and 1.71% for the years ended December 31, 2001, 2000, and 1999, respectively.
(o) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .94%, and 1.05%, for the years ended December 31, 2001, and 1998, respectively.
(p) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.35% for the period ending June 30, 2002, and 1.36%, 1.27%, 1.31%, and 1.82%, for the years ended
    December 31, 2001, 2000, 1999, and 1998, respectively.
(q) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Company during the period shown.
(r) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.21% for the period ending June 30, 2002 and 1.13%, for the year ended December 31, 1998.
(s) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .91% for the period ending June 30, 2002, and .88%, 1.09% and 1.17% for the years ended December 31, 2001,
    2000 and 1999, respectively.
(t) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.20%, 1.36%, and 1.42% for the years ended December 31, 2001, 2000, and 1999, respectively.
(u) The total investment return includes the effect of the capital contribution of $0.01 per share. The total investment return without the capital contribution would have been 6.18%.
(v) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .27%, .35%, and .71%, for the years ended December 31, 2000, 1999, and 1998, respectively.
(w) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.06%, 1.05%, and 1.17% for the year ended December 31, 2001, 2000, and 1999, respectively.
(x) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.01% for the period ending June 30, 2002, and 1.15%, 1.23%, 2.24%, and 4.55%, for the years ended
    December 31, 2001, 2000, 1999, and 1998, respectively.
(y) The Fund entered into a new sub-advisory agreement with T. Rowe Price Associates, Inc. during the period shown.
(z) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.08%, 1.29%, and 1.61% for the year ended December 31, 2001, 2000 and 1999, respectively.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------


(1) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.21% for the period ended June 30, 2002 and 0.91% for the year ended December 31, 2001.
(2) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.02%, .95%, .96%, and 1.08%, for the years ended December 31, 2001, 2000, 1999, 1998, respectively.
(3) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.57% for the period ending June 30, 2002, and 1.16%, 1.09%, 1.15%, and 1.46%, for the years ended
    December 31, 2001, 2000, 1999, and 1998, respectively.
(4) The Fund entered into a new sub-advisory agreement with T. Rowe Price International, Inc. during the period shown.
(5) Excludes merger activity.
(6) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .22%, .34%, and .65%, for the years ended December 31, 1999, and 1998, respectively.
(7) The total investment return includes the effect of the capital contribution of $.04 per share. The total investment return without the capital contribution would have been 32.47%.
(8) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been .93% for the period ending June 30, 2002, and .90%, .87%, 1.04%, and 2.03%, for the years ended December 31, 2001, 2000, 1999, and 1998, respectively.
(9) Expense ratio is net of expense reimbursements. Had such reimbursements not been made the expense ratio would have been 1.03% for the period ending June 30, 2002, and .95%, .91%, .84%, and 1.02%, for the years ended
    December 31, 2001, 2000, 1999, and 1998, respectively.
(10) Per share amounts have been restated to reflect a 10-for-1 stock split effective May 1, 2001.
(11) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 5.75% for the period ended June 30, 2002, and 6.28% for the year ended December 31, 2001.
(12) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 1.69% for the period ended June 30, 2002, and 1.38% for the year ended December 31, 2001.
(13) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 6.02% for the period ended June 30, 2002, and 6.37% for the year ended December 31, 2001.
(14) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 1.79% for the period ended June 30, 2002, and 2.29% for the year ended December 31, 2001.
(15) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 4.80% for the period ended June 30, 2002, and 5.32% for the year ended December 31, 2001.
(16) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 8.70% for the period ended June 30, 2002, and 9.35% for the year ended December 31, 2001.
(17) Had the Fund not amortized premiums on debt securities, the annual ratio of net investment income to average net assets would have been 4.36% for the period ended June 30, 2002, and 3.96% for the year ended December 31, 2001.
(18) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, expense ratio would have been .87% for the period ending June 30, 2002.
(19) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the I expense ratio would have been .78% for the period ending June 30, 2002.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND


                                                                 Market
           Name of Issuer                       Shares           Value
                                                                (000's)
COMMON STOCK
Aerospace & Defense - 1.0%
 Boeing Co. *  . . . . . . . . . . .            137,000         $  6,165
Banks - 1.6%
 JP Morgan Chase & Co. . . . . . . .            185,000            6,275
 Wells Fargo & Co. * . . . . . . . .             75,000            3,755
                                                                --------
                                                                  10,030
Beverages - 2.2%
 Anheuser-Busch Cos., Inc. * . . . .            135,000            6,750
 PepsiCo, Inc. * . . . . . . . . . .            142,000            6,844
                                                                --------
                                                                  13,594
Chemicals - 0.9%
 Praxair, Inc. * . . . . . . . . . .             65,000            3,703
 Solutia, Inc. . . . . . . . . . . .            290,000            2,036
                                                                --------
                                                                   5,739
Commercial Services & Supplies - 4.5%
 Concord EFS, Inc. * . . . . . . . .            126,100            3,801
 Convergys Corp. * . . . . . . . . .            181,900            3,543
 First Data Corp. *  . . . . . . . .            368,900           13,723
 Fiserv, Inc. *  . . . . . . . . . .             71,500            2,625
 The BISYS Group, Inc. * . . . . . .            117,600            3,916
                                                                --------
                                                                  27,608
Communications Equipment - 3.3%
 Brocade Communications Systems,
     Inc. *  . . . . . . . . . . . .             96,100            1,680
 Cisco Systems, Inc. * . . . . . . .            960,000           13,392
 Scientific-Atlanta, Inc. *  . . . .            310,100            5,101
                                                                --------
                                                                  20,173
Computers & Peripherals - 3.8%
 Dell Computer Corp. * . . . . . . .            399,100           10,432
 EMC Corp. * . . . . . . . . . . . .            743,200            5,611
 International Business Machines
  Corp. *  . . . . . . . . . . . . .             35,000            2,520
 Network Appliance, Inc. * . . . . .            354,000            4,404
                                                                --------
                                                                  22,967
Credit Card - 0.6%
 MBNA Corp. *  . . . . . . . . . . .            107,900            3,568
Diversified Financials - 1.5%
 Citigroup, Inc. * . . . . . . . . .            200,000            7,750
 Merrill Lynch & Co., Inc. * . . . .             40,000            1,620
                                                                --------
                                                                   9,370
Electric Utilities - 0.4%
 Mirant Corp. *  . . . . . . . . . .            321,600            2,348
Electronic Equipment & Instruments - 0.8%
 Agilent Technologies, Inc. *  . . .             75,800            1,793
 Vishay Intertechnology, Inc. *  . .            124,700            2,743
                                                                --------
                                                                   4,536
Energy Equipment & Services - 0.9%
 Halliburton Co. * . . . . . . . . .            167,200            2,665
 Noble Corp. * . . . . . . . . . . .             80,000            3,088
                                                                --------
                                                                   5,753
Food & Drug Retailing - 1.7%
 Kraft Foods, Inc. - Cl. A . . . . .            252,800           10,352

Food Products - 0.9%
 Kellogg Co. * . . . . . . . . . . .             50,000            1,793
 Unilever NV - NY Shares * . . . . .             60,000            3,888
                                                                --------
                                                                   5,681
Health Care Equipment & Supplies - 3.0%
 Baxter International, Inc. *  . . .            110,000            4,889
 Guidant Corp. * . . . . . . . . . .             90,500            2,736
 Medtronic, Inc. * . . . . . . . . .            174,000            7,456
 St. Jude Medical, Inc. *  . . . . .             41,500            3,065
                                                                --------
                                                                  18,146
Health Care Providers & Services - 7.9%
 Anthem, Inc. *  . . . . . . . . . .             97,500            6,579
 First Health Group Corp.  . . . . .             70,000            1,963
 HCA-The Healthcare Corp. *  . . . .            133,500            6,341
 Laboratory Corporation of America
  Holdings * . . . . . . . . . . . .            100,000            4,565
 Lincare Holdings, Inc. *  . . . . .            148,700            4,803
 Tenet Healthcare Corp. *  . . . . .            129,600            9,273
 Trigon Healthcare, Inc. * . . . . .             70,500            7,091
 Universal Health Services, Inc. -
  Cl. B *  . . . . . . . . . . . . .             93,500            4,582
 Wellpoint Health Networks, Inc. * .             43,000            3,346
                                                                --------
                                                                  48,543
Household Durables - 0.7%
 Black & Decker Corp. *  . . . . . .             93,500            4,507
Household Products - 1.7%
 Procter & Gamble Co. *  . . . . . .            118,000           10,537
Industrial Conglomerates - 4.2%
 General Electric Co. *  . . . . . .            880,000           25,564
Insurance - 4.8%
 American International Group, Inc. *           150,000           10,234
 Everest Re Group, Ltd.  . . . . . .             25,000            1,399
 Hartford Financial Services Group,
     Inc. *  . . . . . . . . . . . .             62,700            3,729
 Lincoln National Corp. *  . . . . .             88,500            3,717
 Metlife, Inc. * . . . . . . . . . .            213,700            6,155
 Radian Group, Inc.  . . . . . . . .             48,000            2,345
 Travelers Property Casualty Corp.
     Cl. A * . . . . . . . . . . . .            100,200            1,773
                                                                --------
                                                                  29,352
Internet Software & Services - 0.5%
 Yahoo, Inc. * . . . . . . . . . . .            218,200            3,221
Machinery - 1.2%
 Danaher Corp. * . . . . . . . . . .            110,000            7,299

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                 Market
           Name of Issuer                       Shares           Value
                                                                (000's)
COMMON STOCK - CONTINUED
Media - 2.7%
 Clear Channel Communications, Inc. *            60,000         $  1,921
 Liberty Media Corp. - Ser. A *  . .            216,500            2,165
 Omnicom Group, Inc. * . . . . . . .             14,500              664
 Viacom, Inc. - Cl. B *  . . . . . .            180,000            7,987
 Westwood One, Inc.  . . . . . . . .            119,900            4,007
                                                                --------
                                                                  16,744
Multiline Retail - 4.7%
 Kohl's Corp. *  . . . . . . . . . .            165,900           11,626
 Target Corp. *  . . . . . . . . . .            101,900            3,882
 Wal-Mart Stores, Inc. * . . . . . .            240,000           13,203
                                                                --------
                                                                  28,711
Personal Products - 0.3%
 Gillette Co. *  . . . . . . . . . .             48,500            1,643
Pharmaceuticals - 16.7%
 Abbott Laboratories * . . . . . . .            222,300            8,370
 Johnson & Johnson * . . . . . . . .            400,000           20,904
 King Pharmaceuticals, Inc. *  . . .            256,500            5,707
 Pfizer, Inc. *  . . . . . . . . . .          1,080,000           37,800
 Pharmacia Corp. * . . . . . . . . .            431,800           16,171
 Wyeth * . . . . . . . . . . . . . .            252,600           12,933
                                                                --------
                                                                 101,885
Semiconductor Equipment & Products - 6.1%
 Analog Devices, Inc. *  . . . . . .            120,800            3,588
 Applied Materials, Inc. * . . . . .            307,900            5,856
 Applied Micro Circuits Corp. *  . .            438,600            2,074
 Intel Corp. * . . . . . . . . . . .            970,000           17,722
 Linear Technology Corp. * . . . . .             71,100            2,235
 Texas Instruments, Inc. * . . . . .            252,500            5,984
                                                                --------
                                                                  37,459
Software - 9.6%
 BEA Systems, Inc. * . . . . . . . .            200,000            1,902
 BMC Software, Inc. *  . . . . . . .            348,600            5,787
 Electronic Arts, Inc. * . . . . . .             98,300            6,493
 Intuit, Inc. *  . . . . . . . . . .             46,800            2,327
 Microsoft Corp. * . . . . . . . . .            555,000           30,358
 Network Associates, Inc. *  . . . .            252,200            4,860
 Symantec Corp. *  . . . . . . . . .            160,700            5,279
 Veritas Software Corp. *  . . . . .             78,000            1,543
                                                                --------
                                                                  58,549
Specialty Retail - 6.6%
 AutoZone, Inc. *  . . . . . . . . .             59,100            4,568
 Home Depot, Inc. *  . . . . . . . .            468,900           17,223
 Lowe's Cos., Inc. * . . . . . . . .            296,100           13,443
 RadioShack Corp. *  . . . . . . . .             63,400            1,905
 TJX Cos., Inc. *  . . . . . . . . .            154,200            3,024
                                                                --------
                                                                  40,163
Tobacco - 1.7%
 Philip Morris Cos., Inc. *  . . . .            235,000           10,265

U.S. Government Agencies - 2.6%
 Federal National Mortgage
  Assoc. * . . . . . . . . . . . . .            212,000           15,635
                                                                --------
                  TOTAL COMMON STOCK-              99.1%         606,107
                                              Par
                                             Value
                                            (000's)
SHORT-TERM INVESTMENTS - 0.8%
 Investment in joint trading account
     (Note B)  . . . . . . . . . . .
  1.885% due 07/01/02  . . . . . . .   $          5,087         $  5,087
                                       ----------------         --------
                   TOTAL INVESTMENTS-              99.9%         611,194
 Cash and Receivables, less payables-               0.1%             244
                                       ----------------         --------
                          NET ASSETS-             100.0%        $611,438
                                       ================         ========

* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                  Market
             Name of Issuer                   Shares               Value
                                                                  (000's)
COMMON STOCK
Auto Components - 0.4%
 Lear Corp. * . . . . . . . . . . . . .        2,500            $    116

Banks - 6.2%
 Charter One Financial, Inc. *  . . . .        5,745                 197
 First Tennessee National Corp. . . . .        4,400                 168
 Investors Financial Services Corp. . .        5,800                 195
 M & T Bank Corp. * . . . . . . . . . .        3,700                 317
 North Fork Bancorporation, Inc. *  . .        6,500                 259
 Northern Trust Corp. * . . . . . . . .        3,200                 141
 Zions Bancorp *  . . . . . . . . . . .        9,000                 469
                                                                --------
                                                                   1,746
Beverages - 0.7%
 Pepsi Bottling Group, Inc. * . . . . .        6,500                 200

Biotechnology - 7.1%
 Cephalon, Inc. * . . . . . . . . . . .        2,900                 131
 Genzyme Corp. *  . . . . . . . . . . .        7,700                 148
 Gilead Sciences, Inc. *  . . . . . . .       12,800                 421
 Idec Pharmaceuticals Corp. * . . . . .        7,600                 270
 IDEXX Laboratories, Inc. * . . . . . .        7,000                 181
 Immunex Corp. *  . . . . . . . . . . .        6,400                 143
 MedImmune, Inc. *  . . . . . . . . . .       17,440                 460
 Shire Pharmaceuticals Group - ADR *  .       10,200                 263
                                                                --------
                                                                   2,017
Commercial Services & Supplies - 5.8%
 Apollo Group, Inc. - Cl. A * . . . . .        2,800                 110
 Choicepoint, Inc. *  . . . . . . . . .        1,000                  46
 Cintas Corp. * . . . . . . . . . . . .        6,700                 331
 DST Systems, Inc. *  . . . . . . . . .        5,500                 251
 Ecolab, Inc. * . . . . . . . . . . . .        9,800                 453
 Fiserv, Inc. * . . . . . . . . . . . .        5,775                 212
 The BISYS Group, Inc. *  . . . . . . .        7,400                 247
                                                                --------
                                                                   1,650
Communications Equipment - 2.2%
 Emulex Corp. * . . . . . . . . . . . .        9,200                 207
 Extreme Networks, Inc. * . . . . . . .       19,800                 200
 L-3 Communications Holdings, Inc. *  .        2,600                 141
 McData Corp. * . . . . . . . . . . . .        7,300                  64
                                                                --------
                                                                     612
Computers & Peripherals - 1.6%
 Business Objects SA - ADR *  . . . . .        3,200                  90
 Lexmark International Group, Inc. - Cl.
  A * . . . . . . . . . . . . . . . . .        6,900                 375
                                                                --------
                                                                     465
Diversified Financials - 3.2%
 AmeriCredit Corp. *  . . . . . . . . .        9,800                 275
 Investment Technology Group, Inc. *  .        1,800                  59
 Legg Mason, Inc. * . . . . . . . . . .        3,636                 179
 SEI Investments Company  . . . . . . .        7,300                 206
 SLM Corp. *  . . . . . . . . . . . . .        1,000                  97
 Waddell & Reed Financial, Inc. - Cl. A        3,600                  82
                                                                --------
                                                                     898
Diversified Telecommunication Services - 0.9%
 CenturyTel, Inc. * . . . . . . . . . .        8,500                 251

Electric Utilities - 2.2%
 Entergy Corp. *  . . . . . . . . . . .        7,200                 305
 Progress Energy, Inc. *  . . . . . . .        6,300                 328
                                                                --------
                                                                     633
Electronic Equipment & Instruments - 0.3%
 Celestica, Inc. *  . . . . . . . . . .        4,134                  94

Energy Equipment & Services - 5.5%
 Cooper Cameron Corp. * . . . . . . . .        6,800                 329
 Global Santa Fe Corp.  . . . . . . . .       12,268                 336
 Noble Corp. *  . . . . . . . . . . . .        7,900                 305
 Smith International, Inc. *  . . . . .        8,700                 593
                                                                --------
                                                                   1,563
Food & Drug Retailing - 1.7%
 Sysco Corp. *  . . . . . . . . . . . .       10,100                 275
 Williams-Sonoma, Inc. *  . . . . . . .        7,000                 215
                                                                --------
                                                                     490
Health Care Equipment & Supplies - 7.3%
 Alcon, Inc. *  . . . . . . . . . . . .        2,700                  93
 Amerisource Bergen Corp. * . . . . . .        8,387                 638
 Apogent Technologies, Inc. * . . . . .        7,600                 156
 Biomet, Inc. * . . . . . . . . . . . .       13,100                 355
 Cytyc Corp. *  . . . . . . . . . . . .        8,300                  63
 Guidant Corp. *  . . . . . . . . . . .        6,300                 191
 St. Jude Medical, Inc. * . . . . . . .        2,400                 177
 Zimmer Holdings, Inc. *  . . . . . . .       11,000                 392
                                                                --------
                                                                   2,065
Health Care Providers & Services - 6.8%
 Advance PCS *  . . . . . . . . . . . .        6,900                 165
 Caremark Rx, Inc. *  . . . . . . . . .       16,400                 271
 Express Scripts, Inc. - Cl. A *  . . .        6,400                 321
 Health Management Assoc., Inc. - Cl. A
  * . . . . . . . . . . . . . . . . . .       11,500                 232
 Laboratory Corporation of America
     Holdings * . . . . . . . . . . . .       10,080                 460
 Quest Diagnostics, Inc. *  . . . . . .        3,900                 335
 Universal Health Services, Inc. - Cl. B
  * . . . . . . . . . . . . . . . . . .        3,200                 157
                                                                --------
                                                                   1,941
Hotels Restaurants & Leisure - 8.1%
 Four Seasons Hotels, Inc.  . . . . . .        2,700                 127
 Harrah's Entertainment, Inc. . . . . .        4,000                 177
 International Game Technology *  . . .        4,764                 270
 Krispy Kreme Doughnuts, Inc. * . . . .        5,500                 177
 Marriott International, Inc. - Cl. A *        4,700                 179
 Royal Caribbean Cruises, Ltd.  . . . .        7,100                 138
 Starbucks Corp. *  . . . . . . . . . .       25,500                 634

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND


                                                                  Market
             Name of Issuer                   Shares               Value
                                                                  (000's)
COMMON STOCK - CONTINUED
Hotels Restaurants & Leisure - Continued
 Wendy's International, Inc. *  . . . .        4,900            $    195
 Yum Brands, Inc. * . . . . . . . . . .       13,800                 404
                                                                --------
                                                                   2,301
Household Durables - 1.0%
 Fortune Brands, Inc. * . . . . . . . .          500                  28
 Newell Rubbermaid, Inc. *  . . . . . .        7,100                 249
                                                                --------
                                                                     277
Insurance - 1.3%
 Ace, Ltd. *  . . . . . . . . . . . . .       10,300                 325
 Arthur J. Gallagher & Co.  . . . . . .        1,000                  35
                                                                --------
                                                                     360
Internet Software & Services - 0.1%
 MatrixOne, Inc. *  . . . . . . . . . .        2,800                  17

IT Consulting & Services - 2.9%
 Affiliated Computer Services, Inc. -
  Cl. A * . . . . . . . . . . . . . . .        9,800                 466
 SunGard Data Systems, Inc. * . . . . .       13,000                 344
                                                                --------
                                                                     810
Machinery - 0.3%
 Dover Corp. *  . . . . . . . . . . . .        2,200                  77

Media - 1.0%
 Lamar Advertising Co. *  . . . . . . .        7,400                 275

Multiline Retail - 2.6%
 Big Lots, Inc. * . . . . . . . . . . .        7,300                 143
 Dollar Tree Stores, Inc. * . . . . . .        5,400                 213
 Family Dollar Stores, Inc. * . . . . .       11,200                 395
                                                                --------
                                                                     751
Oil & Gas - 2.1%
 Burlington Resources, Inc. * . . . . .        5,300                 201
 Murphy Oil Corp. . . . . . . . . . . .        3,350                 276
 Valero Energy Corp.  . . . . . . . . .        3,066                 115
                                                                --------
                                                                     592
Personal Products - 1.2%
 Estee Lauder Cos., Inc. - Cl. A  . . .        9,600                 338

Pharmaceuticals - 3.3%
 Abgenix, Inc. *  . . . . . . . . . . .        4,000                  39
 Allergan, Inc. * . . . . . . . . . . .        3,900                 260
 Andrx Corp. *  . . . . . . . . . . . .       10,800                 291
 King Pharmaceuticals, Inc. * . . . . .       10,705                 238
 Teva Pharmaceutical Industries, Ltd. -
  ADR *                                        1,400                  94
                                                                --------
                                                                     922
Semiconductor Equipment & Products - 8.8%
 Broadcom Corp. - Cl. A * . . . . . . .       10,600                 186
 Brooks PRI Automation, Inc. *  . . . .        3,100                  79
 DuPont Photomasks, Inc. *  . . . . . .        1,900                  62
 Integrated Device Technology, Inc. * .        6,900                 125
 Lam Research Corp. * . . . . . . . . .       11,100                 200
 Linear Technology Corp. *  . . . . . .        6,700                 211
 LSI Logic Corp. *  . . . . . . . . . .       16,300                 143
 LTX Corp. *  . . . . . . . . . . . . .        3,500                  50
 Marvell Technology Group, Ltd. * . . .        6,400                 127
 Micrel, Inc. * . . . . . . . . . . . .       11,850                 170
 Microchip Technology, Inc *  . . . . .        5,900                 162
 Novellus Systems, Inc. * . . . . . . .        3,800                 129
 Photon Dynamics, Inc. *  . . . . . . .        1,900                  57
 PMC-Sierra, Inc. * . . . . . . . . . .       17,500                 162
 QLogic Corp. * . . . . . . . . . . . .        6,200                 236
 RF Micro Devices, Inc. * . . . . . . .       11,000                  84
 Semtech Corp. *  . . . . . . . . . . .        5,950                 159
 Teradyne, Inc. * . . . . . . . . . . .        6,900                 162
                                                                --------
                                                                   2,504
Software - 5.4%
 Adobe Systems, Inc. *  . . . . . . . .        5,600                 160
 Electronic Arts, Inc. *  . . . . . . .        4,900                 324
 Internet Security System, Inc. * . . .        7,300                  96
 Jack Henry & Associates, Inc.  . . . .        5,300                  88
 NetIQ Corp. *  . . . . . . . . . . . .        6,500                 147
 Network Associates, Inc. * . . . . . .        6,900                 133
 NVIDIA Corp. * . . . . . . . . . . . .        1,500                  26
 Peoplesoft, Inc. * . . . . . . . . . .        8,200                 122
 Precise Software Solutions Ltd. *  . .          500                   5
 Siebel Systems, Inc. * . . . . . . . .        7,100                 101
 Symantec Corp. * . . . . . . . . . . .        7,900                 259
 Tibco Software, Inc. * . . . . . . . .        1,000                   5
 Veritas Software Corp. * . . . . . . .        3,000                  59
                                                                --------
                                                                   1,525
Specialty Retail - 7.8%
 AutoZone, Inc. * . . . . . . . . . . .        3,000                 232
 Bed Bath & Beyond, Inc. *  . . . . . .        9,400                 355
 CDW Computer Centers, Inc. * . . . . .        2,600                 122
 Michaels Stores, Inc. *  . . . . . . .        3,600                 140
 Office Depot, Inc. * . . . . . . . . .        8,500                 143
 RadioShack Corp. * . . . . . . . . . .        8,900                 267
 Staples, Inc. *  . . . . . . . . . . .       18,700                 368
 Tiffany & Co. *  . . . . . . . . . . .        3,900                 137
 TJX Cos., Inc. * . . . . . . . . . . .       22,424                 440
                                                                --------
                                                                   2,204
Textiles & Apparel - 0.4%
 Columbia Sportswear Co. *  . . . . . .        3,550                 114
                                                                --------
                     TOTAL COMMON STOCK-        98.2%             27,808

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND


                                                Par               Market
             Name of Issuer                    Value               Value
                                              (000's)            (000's)
SHORT-TERM INVESTMENTS - 1.7%

 Investment in joint trading account
  (Note B)
  1.885% due 07/01/02 . . . . . . . . .   $      472         $       472
                      TOTAL INVESTMENTS-       99.9%              28,280
    Cash and Receivables, less payables-         0.1%                 44
                                          ----------         -----------
                             NET ASSETS-       100.0%        $    28,324
                                          ==========         ===========

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND


                                               Par             Market
              Name of Issuer                  Value             Value
                                             (000's)           (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.7%
 Jet Equipment Trust
 10.91% due 08/15/14  . . . . . . . . . .     $ 2,100          $  1,954
 Lockheed Martin Corp. - Bonds
 8.5% due 12/01/29  . . . . . . . . . . .       3,620             4,370
                                                               --------
                                                                  6,324

Airlines - 1.0%
 Burlington Northern Santa Fe Corp.
 7.95% due 08/15/30 . . . . . . . . . . .       3,585             4,039
 Continental Airlines Pass Thru  - Ser.
  1999-1 Cl. A
 6.545% due 02/02/19  . . . . . . . . . .          54                52
 Continental Airlines, Inc. - Pass Thru
  Certs.
 7.206% due 06/30/04  . . . . . . . . . .       2,252             2,107
 Delta Air lines, Inc.
 7.7% due 12/15/05  . . . . . . . . . . .         195               183
 Northwest Airlines Corp. - Ser. 1996-1
 8.97% due 01/02/15 . . . . . . . . . . .         197               194
 NWA Trust - Sr. Notes
 9.25% due 06/21/14 . . . . . . . . . . .       2,134             1,907
 Railcar Trust - Pass Thru Notes - Ser.
     1992-1
 7.75% due 06/01/04 . . . . . . . . . . .       1,058             1,109
 United Airlines Pass Thru  - Ser. 2000-1
  Cl. A-1
 7.783% due 01/01/14  . . . . . . . . . .           2                 2
                                                               --------
                                                                  9,593

Auto Loan - 3.1%
 Ford Motor Credit Co.
 6.7% due 07/16/04  . . . . . . . . . . .       1,815             1,868
 7.25% due 01/15/03 . . . . . . . . . . .       8,505             8,674
 7.25% due 10/25/11 . . . . . . . . . . .       3,825             3,843
 Ford Motor Credit Co. - Notes
 6.875% due 02/01/06  . . . . . . . . . .       2,355             2,409
 General Motors Acceptance Corp.
 7.25% due 03/02/11 . . . . . . . . . . .       1,740             1,777
 7.5% due 07/15/05  . . . . . . . . . . .       2,925             3,117
 GMAC Commercial Mortgage Securities, Inc.
  - 1997-C1 Cl. A2
 6.853% due 09/15/06  . . . . . . . . . .       6,408             6,755
 GMAC Commercial Securities, Inc.
 6.411% due 11/15/07  . . . . . . . . . .         201               211
                                                               --------
                                                                 28,654

Automobiles - 0.4%
 Delphi Automotive Systems Corp. - Notes
 6.55% due 06/15/06 . . . . . . . . . . .       1,990             2,075
 Hertz Corp. - Notes
 7.625% due 06/01/12  . . . . . . . . . .       1,240             1,222
                                                               --------
                                                                  3,297

Banks - 4.0%
 Abbey National First Capital - Sr. Sub.
  Notes
 8.2% due 10/15/04  . . . . . . . . . . .       4,640             5,075
 Bank of New York Institution Capital
     144A (a)
 7.78% due 12/01/26 . . . . . . . . . . .       3,400             3,517
 Barclays Bank plc 144A (a)
 7.375% due 12/15/49  . . . . . . . . . .       3,205             3,444
 Colonial Bank Montgomery - Sub. Notes
 9.375% due 06/01/11  . . . . . . . . . .         895               971
 First Union National Bank Chase - Pass
  Thru Certs - Ser. 1999-C2
 6.36% due 06/15/08 . . . . . . . . . . .       3,128             3,289
 HSBC Holdings plc
 7.5% due 07/15/09  . . . . . . . . . . .       3,275             3,652
 International Bank of Reconstruction &
  Development - Debs.
 8.25% due 09/01/16 . . . . . . . . . . .       2,150             2,638
 RBSG Capital Corp. - Notes
 10.125% due 03/01/04 . . . . . . . . . .       5,385             5,892
 Royal Bank of Scotland Group plc
 8.817% due 03/31/05  . . . . . . . . . .       1,900             2,068
 Royal Bank of Scotland plc
 7.648% due 08/31/49  . . . . . . . . . .       2,260             2,363
 Skandinaviska Enskida Banken - Sub. Notes
  144A (a)
 6.5% due 12/29/49  . . . . . . . . . . .       2,200             2,252
 Zions Financial Corp. - Gtd. Notes
 6.95% due 05/15/11 . . . . . . . . . . .       2,625             2,694
                                                               --------
                                                                 37,855

Beverages - 0.6%
 Conagra, Inc.
 7.4% due 09/15/04  . . . . . . . . . . .       1,830             1,963
 Constellation Brands, Inc. - Sr. Sub.
  Notes
 8.125% due 01/15/12  . . . . . . . . . .         450               466
 Earthgrains Co.
 8.375% due 08/01/03  . . . . . . . . . .       2,915             3,083
                                                               --------
                                                                  5,512

Chemicals - 0.5%
 Akzo Nobel, Inc. - Bonds 144A (a)
 6.0% due 11/15/03  . . . . . . . . . . .       1,675             1,737
 Equistar Chemical - Notes
 8.5% due 02/15/04  . . . . . . . . . . .       1,795             1,749
 NOVA Chemicals Corp. - Notes
 7.0% due 05/15/06  . . . . . . . . . . .       1,505             1,502
                                                               --------
                                                                  4,988

Commercial Services & Supplies - 0.8%
 Allied Waste North America, Inc. - Sr.
  Secd. Notes
 8.875% due 04/01/08  . . . . . . . . . .       1,075             1,064

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND


                                               Par             Market
              Name of Issuer                  Value             Value
                                             (000's)           (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Commercial Services & Supplies - Continued
 Cendant Corp. - Notes
 6.875% due 08/15/06  . . . . . . . . . .     $ 3,555           $ 3,576
 Republic Services, Inc.
 6.75% due 08/15/11 . . . . . . . . . . .       2,670             2,750
                                                                -------
                                                                  7,390

Communications Equipment - 0.3%
 Deutsche Telekom International Finance
 7.75% due 06/15/05 . . . . . . . . . . .       1,740             1,780
 Vulcan Materials - Notes
 6.4% due 02/01/06  . . . . . . . . . . .       1,435             1,515
                                                                -------
                                                                  3,295

Computers & Peripherals - 0.1%
 NCR Corp. - Sr. Notes 144A (a)
 7.125% due 06/15/09  . . . . . . . . . .       1,365             1,385

Construction Materials - 0.3%
 CRH America, Inc. - Gtd. Notes
 6.95% due 03/15/12 . . . . . . . . . . .       2,425             2,550

Containers & Packaging - 0.3%
 Stone Container Corp. - Sr. Notes
 9.75% due 02/01/11 . . . . . . . . . . .       1,460             1,559
 Stone Container Corp. - Sr. Notes 144A
  (a)
 8.375% due 07/01/12  . . . . . . . . . .       1,650             1,658
                                                                -------
                                                                  3,217

Credit Card - 3.3%
 CS First Boston Mortgage Securities Corp.
  - Ser. 1998-C1 - Cl. A1A
 6.26% due 04/11/30 . . . . . . . . . . .       4,674             4,906
 Deutsche Mortgage & Asset Receiving Corp.
  - Ser. 1998-C1 - Cl. C
 6.861% due 03/15/08  . . . . . . . . . .       2,265             2,405
 MBNA Master Credit Card Trust II
 7.35% due 07/16/07 . . . . . . . . . . .       4,575             4,951
 Midland Funding Corp. II - Debs.
 11.75% due 07/23/05  . . . . . . . . . .       5,185             5,289
 Money Store Home Equity Trust - Ser.
  1997-C1
 6.485% due 12/15/28  . . . . . . . . . .       3,629             3,795
 Standard Credit Card Master Trust
 8.25% due 01/07/07 . . . . . . . . . . .       6,455             7,100
 Tiers Fixed Rate Certificates 144A (a)
 7.2% due 06/15/04  . . . . . . . . . . .       3,360             2,936
                                                                -------
                                                                 31,382

Diversified Financials - 5.0%
 Asset Securitization Coopreative Corp. -
  Pass Thru Certs. - Ser. 1997-D4 Cl. A1B
 7.4% due 04/14/29  . . . . . . . . . . .       4,560             4,836
 Bowater Canada Finance Corp. - Notes
 7.95% due 11/15/11 . . . . . . . . . . .       1,850             1,908
 CIT Group, Inc. - Sr. Notes
 7.75% due 04/02/12 . . . . . . . . . . .       2,780             2,737
 DLJ Commercial and Mortgage Corp. Ser.
  1998 - CF2 Cl. A1A
 5.88% due 11/12/31 . . . . . . . . . . .       4,452             4,625
 ERAC USA Finance Co.
 7.95% due 12/15/09 . . . . . . . . . . .       2,050             2,245
 ERAC USA Finance Co. - Notes 144A (a)
 6.625% due 02/15/05  . . . . . . . . . .         919               961
 ERAC USA Finance Co. - Gtd. Notes 144A
  (a)
 7.35% due 06/15/08 . . . . . . . . . . .       1,870             2,013
 Hyatt Equities - Notes 144A (a)
 6.875% due 06/15/07  . . . . . . . . . .       1,620             1,627
 ING Capital Funding Trust III
 8.439% due 12/31/49  . . . . . . . . . .       2,895             3,228
 Nationwide Financial Services, Inc. - Sr.
  Notes
 5.9% due 07/01/12  . . . . . . . . . . .       1,860             1,842
 Pemex Project Funding Trust - Notes
 9.125% due 10/13/10  . . . . . . . . . .       3,590             3,716
 Petrobas International Finance Co., Ltd.
  - Sr. Notes 144A (a)
 9.125% due 02/01/07  . . . . . . . . . .       2,785             2,172
 Petronas Capital, Ltd. - Gtd. Notes
     144A (a)
 7.0% due 05/22/12  . . . . . . . . . . .       1,645             1,669
 Sun Canada Financial Co. - Bonds
     144A (a)
 6.625% due 12/15/07  . . . . . . . . . .       3,760             3,960
 TFM Sa de CV - Sr. Disc. Deb.
 11.75% due 06/15/09  . . . . . . . . . .       1,465             1,370
 The MONY Group, Inc. - Sr. Notes
 7.45% due 12/15/05 . . . . . . . . . . .       2,635             2,814
 UBS Preferred Funding TRI
 8.622% due 10/29/49  . . . . . . . . . .       2,895             3,317
 Ucar Finance, Inc. - Gtd. Sr. Notes
     144A (a)
 10.25% due 02/15/12  . . . . . . . . . .         555               566
 URC Holdings Corp. - Sr. Notes 144A (a)
 7.875% due 06/30/06  . . . . . . . . . .       1,865             2,053
                                                                -------
                                                                 47,659

Diversified Telecommunication Services - 2.3%
 AT&T Corp. - Notes
 6.0% due 03/15/09  . . . . . . . . . . .       1,810             1,430
 6.5% due 03/15/29  . . . . . . . . . . .       1,810             1,249
 Citizens Communications Co. - Notes
 8.5% due 05/15/06  . . . . . . . . . . .       1,460             1,413
 Cox Communications, Inc. - Notes
 7.5% due 08/15/04  . . . . . . . . . . .       2,770             2,815
 Dominion Resources, Inc.
 8.125% due 06/15/10  . . . . . . . . . .
 Sprint Capital Corp. - Notes
 7.125% due 01/30/06  . . . . . . . . . .       3,570             2,857

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND


                                               Par             Market
              Name of Issuer                  Value             Value
                                             (000's)           (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Diversified Telecommunication Services - Continued
 Sprint Capital Corp. - Notes 144A (a)
 8.75% due 03/15/32 . . . . . . . . . . .     $ 1,850          $  1,391
 Tele-Communications, Inc. - Debs.
 9.8% due 02/01/12  . . . . . . . . . . .       1,265             1,377
 Telefonos de Mexico - Sr. Notes
 8.25% due 01/26/06 . . . . . . . . . . .       3,625             3,697
 Tellus Corp. - Notes
 8.0% due 06/01/11  . . . . . . . . . . .       2,710             2,252
 Verizon New York, Inc. - Debs. - Ser. A
 7.375% due 04/01/32  . . . . . . . . . .       1,810             1,707
 Voicestream Wireless Corp.
 11.5% due 09/15/09 . . . . . . . . . . .       1,560             1,420
                                                               --------
                                                                 21,608

Electric/Gas - 0.4%
 Long Island Lighting Co. - Debs.
 8.2% due 03/15/23  . . . . . . . . . . .       3,275             3,420

Electrical Equipment - 0.3%
 HQI Transelec Chile SA
 7.875% due 04/15/11  . . . . . . . . . .       2,990             3,096

Electronic Equipment & Instruments - 0.3%
 Pinnacle Partners
 8.83% due 08/15/04 . . . . . . . . . . .       2,455             2,462

Energy Equipment & Services - 0.4%
 Colonial Pipeline Co. - Sr. Notes 144A
  (a)
 7.63% due 04/15/32 . . . . . . . . . . .       2,785             2,959
 XTO Energy, Inc. - Sr. Notes
 7.5% due 04/15/12  . . . . . . . . . . .       1,095             1,111
                                                               --------
                                                                  4,070

Finance - 2.7%
 Beaver Valley Funding Corp. - Debs.
 9.0% due 06/01/17  . . . . . . . . . . .       2,388             2,647
 Conseco Finance Securitizations Co. -
  Ser. 2002-A Cl. A3
 5.33% due 04/15/27 . . . . . . . . . . .       4,710             4,788
 JP Morgan Finance Corp. - Pass Thru
  Certs.- Ser. 1997-C5 Cl. AZ
 7.069% due 09/15/29  . . . . . . . . . .       2,136             2,270
 Morgan Stanley Capital, Inc. Ser.
  1999-CAM1 Cl. A3
 6.92% due 11/15/08 . . . . . . . . . . .         140               151
 Morgan Stanley Dean Witter - Notes
 6.6% due 04/01/12  . . . . . . . . . . .       3,335             3,399
 Morgan Stanley Dean Witter Capital 2001 -
  Cl. A1
 4.57% due 12/18/32 . . . . . . . . . . .       7,942             8,044
 5.98% due 02/01/31 . . . . . . . . . . .       4,468             4,676
 WMC Finance USA, Ltd.
 6.5% due 11/15/03  . . . . . . . . . . .
                                                               --------
                                                                 25,975

Food & Drug Retailing - 0.6%
 Delhaize America, Inc. - Debs.
 9.0% due 04/15/31  . . . . . . . . . . .       2,450             2,645
 The Kroger Co.
 6.8% due 04/01/11  . . . . . . . . . . .       2,945             3,064
                                                               --------
                                                                  5,709

Food Products - 0.2%
 Cargill, Inc.
 6.25% due 05/01/06 . . . . . . . . . . .       2,205             2,311

Foreign Governmental - 0.3%
 Federal Republic of Brazil
 8.0% due 04/15/14  . . . . . . . . . . .         899               561
 12.0% due 04/15/10 . . . . . . . . . . .       1,870             1,159
 Province of Quebec - Debs
 7.5% due 09/15/29  . . . . . . . . . . .         840               962
                                                               --------
                                                                  2,682

Gas Utilities - 0.3%
 Louis Dreyfus Natural Gas Corp.
 6.875% due 12/01/07  . . . . . . . . . .       1,730             1,828
 Tennessee Gas Pipeline Co. - Notes
 8.375% due 06/15/32  . . . . . . . . . .       1,370             1,417
                                                               --------
                                                                  3,245

Health Care Equipment & Supplies - 0.3%
 Fresenius Medical Capital Trust II
 7.875% due 02/01/08  . . . . . . . . . .       1,750             1,575
 Fresenius Medical Capital Trust IV
 7.875% due 06/15/11  . . . . . . . . . .       1,465             1,333
                                                               --------
                                                                  2,908

Health Care Providers & Services - 1.4%
 Dynacare, Inc. - Sr. Notes
 10.75% due 01/15/06  . . . . . . . . . .       2,162             2,238
 HCA-The Healthcare Corp. - Notes
 8.75% due 09/01/10 . . . . . . . . . . .       1,380             1,544
 HCA-The Healthcare Corp. - Notes
 7.125% due 06/01/06  . . . . . . . . . .       2,710             2,823
 Healthsouth Corp. - Sr. Notes
 8.5% due 02/01/08  . . . . . . . . . . .       1,580             1,659
 Healthsouth Corp. - Sr. Notes 144A (a)
 7.625% due 06/01/12  . . . . . . . . . .       1,845             1,817
 Quest Diagnostics, Inc. - Sr. Notes
 6.75% due 07/12/06 . . . . . . . . . . .       1,810             1,901
 Triad Hospitals, Inc. - Sr. Notes - Ser.
  B
 8.75% due 05/01/09 . . . . . . . . . . .         895               931
                                                               --------
                                                                 12,913

Home Equity Loan - 1.0%
 Contimortgage Home Equity Loan Pass Thru
  Certs.- Ser. 1995 Cl. A5
 8.1% due 08/15/25  . . . . . . . . . . .         191               190
 EQCC Home Equity Loan Trust
 6.57% due 02/15/29 . . . . . . . . . . .       2,305             2,426

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND


                                               Par             Market
              Name of Issuer                  Value             Value
                                             (000's)           (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Home Equity Loan - Continued
 UCFC Home Equity Loan
 7.18% due 02/15/25 . . . . . . . . . . .     $ 1,643          $  1,704
 UCFC Home Equity Loan - Ser. 1997-A1 A8
 7.22% due 06/15/28 . . . . . . . . . . .       5,006             5,256
                                                               --------
                                                                  9,576

Hotels Restaurants & Leisure - 0.8%
 Harrah's Operating, Inc. - Sr. Notes
 7.125% due 06/01/07  . . . . . . . . . .       2,520             2,650
 Harrahs Operating Co., Inc.
 7.875% due 12/15/05  . . . . . . . . . .       1,320             1,356
 Starwood Hotels
 7.375% due 05/01/07  . . . . . . . . . .       3,675             3,659
                                                                -------
                                                                  7,665

Household Durables - 0.2%
 Mohawk Industries, Inc. - Notes
 7.2% due 04/15/12  . . . . . . . . . . .       1,670             1,773

Insurance - 0.8%
 AXA - Sub. Notes
 8.6% due 12/15/30  . . . . . . . . . . .       2,620             3,001
 Equitable Life Assurance Society USA -
  Notes 144A (a)
 6.95% due 12/01/05 . . . . . . . . . . .       1,470             1,577
 Mass. Mutual Life Insurance Co. - Notes
  144A (a)
 7.625% due 11/15/23  . . . . . . . . . .       2,645             2,821
                                                                -------
                                                                  7,399

Machinery - 0.2%
 Kennametal, Inc. - Sr. Notes
 7.2% due 06/15/12  . . . . . . . . . . .       2,175             2,158

Media - 4.3%
 AOL Time Warner, Inc.
 7.625% due 04/15/31  . . . . . . . . . .       3,625             3,174
 AOL Time Warner, Inc. - Debs.
 7.7% due 05/01/32  . . . . . . . . . . .       1,855             1,646
 British Sky Broadcasting
 8.2% due 07/15/09  . . . . . . . . . . .       3,670             3,705
 Charter Communications Holdings - Sr.
  Notes
 10.0% due 05/15/11 . . . . . . . . . . .         905               606
 Charter Communications Holdings LLC - Sr.
  Notes
 10.0% due 05/15/11 . . . . . . . . . . .       1,870             1,253
 11.125% due 01/15/11 . . . . . . . . . .         680               476
 Clear Channel Communications, Inc. - Sr.
  Notes
 7.875% due 06/15/05  . . . . . . . . . .       3,570             3,756
 Continental Cablevision - Sr. Notes
 8.3% due 05/15/06  . . . . . . . . . . .       3,065             3,135
 CSC Holdings, Inc. - Sr. Notes
 7.625% due 04/01/11  . . . . . . . . . .       1,840             1,480
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09  . . . . . . . . . .       1,775             1,651
 Grupo Televisa SA De CV - Sr. Notes
 8.0% due 09/13/11  . . . . . . . . . . .       1,105             1,050
 Grupo Televisa SA De CV - Sr. Notes 144A
  (a)
 8.5% due 03/11/32  . . . . . . . . . . .         745               641
 Lenfest Communications, Inc.
 8.375% due 11/01/05  . . . . . . . . . .       1,730             1,824
 Mediacom LLC - Sr. Notes
 9.5% due 01/15/13  . . . . . . . . . . .       1,435             1,205
 News America Holdings, Inc. - Debs.
 8.25% due 08/10/18 . . . . . . . . . . .       1,235             1,260
 News America, Inc. - Gtd. Sr. Debs.
 7.3% due 04/30/28  . . . . . . . . . . .       1,650             1,472
 Panamsat Corp. 144A (a)
 8.5% due 02/01/12  . . . . . . . . . . .         910               844
 Rogers Cablesystems - Sr. Notes
 10.0% due 03/15/05 . . . . . . . . . . .       1,205             1,289
 TCI Communications, Inc. - Debs.
 7.875% due 02/15/26  . . . . . . . . . .       1,955             1,737
 Time Warner, Inc. - Debs.
 9.125% due 01/15/13  . . . . . . . . . .       2,166             2,398
 Univision Communications, Inc. - Sr.
  Notes
 7.85% due 07/15/11 . . . . . . . . . . .       2,675             2,805
 Viacom, Inc. - 144A (a)
 6.4% due 01/30/06  . . . . . . . . . . .       2,735             2,887
                                                               --------
                                                                 40,294

Metals & Mining - 0.3%
 Newmont Mining Corp. - Notes
 8.625% due 05/15/11  . . . . . . . . . .       1,855             2,087
 Yanacocha Receivables - Pass thru Certs.
  144A (a)
 8.4% due 06/15/05  . . . . . . . . . . .       1,017             1,027
                                                               --------
                                                                  3,114

Multi-Utilities - 3.6%
 AES Corp. - Sr. Notes
 9.5% due 06/01/09  . . . . . . . . . . .       1,125               742
 AES Corp. - Sr. Sub. Notes
 10.25% due 07/15/06  . . . . . . . . . .       2,253             1,194
 AES Eastern Energy
 9.0% due 01/02/17  . . . . . . . . . . .       2,155             2,068
 BVPS II Funding Corp. - Coll. Lease Bonds
 8.89% due 06/01/17 . . . . . . . . . . .       2,469             2,766
 CalEnergy Co., Inc. - Bonds
 8.48% due 09/15/28 . . . . . . . . . . .       2,745             3,011
 Calpine Canada Energy
 8.5% due 05/01/08  . . . . . . . . . . .       1,395               935

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND


                                               Par             Market
              Name of Issuer                  Value             Value
                                             (000's)           (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Multi-Utilities - Continued
 Cleveland Electric Illuminating Co. - 1st
  Mtge.
 9.5% due 05/15/05  . . . . . . . . . . .     $ 5,820           $ 5,839
 CMS Energy Corp. - Sr. Notes
 6.75% due 01/15/04 . . . . . . . . . . .       2,095             1,802
 Hydro-Quebec - Debs. Ser. IF
 7.375% due 02/01/03  . . . . . . . . . .       1,000             1,030
 Iberdrola International - Gtd. Notes
     144A (a)
 7.5% due 10/01/02  . . . . . . . . . . .          35                35
 LCI International, Inc. - Sr. Notes
 7.25% due 06/15/07 . . . . . . . . . . .       1,770               867
 Monterrey Power SA de CV - Sec. Bonds
  144A (a)
 9.625% due 11/15/09  . . . . . . . . . .         650               676
 Niagara Mohawk Power Corp. - Debs.
 8.77% due 01/01/18 . . . . . . . . . . .       3,891             4,407
 Pinnacle West Capital Corp. - Sr. Notes
 6.4% due 04/01/06  . . . . . . . . . . .       2,445             2,515
 PNPP II Funding Corp. - Debs.
 9.12% due 05/30/16 . . . . . . . . . . .       2,495             2,708
 Waterford 3 Funding - Entergy - Bonds
 8.09% due 01/02/17 . . . . . . . . . . .       3,835             3,866
                                                                -------
                                                                 34,461

Oil & Gas - 3.1%
 Alberta Energy, Ltd. - Notes
 8.125% due 09/15/30  . . . . . . . . . .       2,025             2,357
 Alberta Energy, Ltd. - Notes
 7.375% due 11/01/31  . . . . . . . . . .       1,870             1,996
 Anadarko Petroleum Corp.
 7.0% due 10/15/06  . . . . . . . . . . .          50                54
 EL Paso Energy Corp.
 7.75% due 01/15/32 . . . . . . . . . . .       1,810             1,678
 Forest Oil Corp. - Sr. Notes
 8.0% due 06/15/08  . . . . . . . . . . .       1,100             1,106
 Humpuss Funding Corp. - 144A (a)
 7.72% due 12/15/09 . . . . . . . . . . .         911               772
 NRG Energy, Inc.
 7.75% due 04/01/11 . . . . . . . . . . .       2,815             2,238
 Occidental Petroleum Corp. - Sr. Debs.
 10.125% due 09/15/09 . . . . . . . . . .       3,015             3,717
 Occidental Petroleum Corp. - Notes
 5.875% due 01/15/07  . . . . . . . . . .       1,850             1,917
 Ocean Energy, Inc.
 8.875% due 07/15/07  . . . . . . . . . .       1,345             1,406
 Petroleum Geo-Services ASA - Sr. Notes
 7.125% due 03/30/28  . . . . . . . . . .         910               610
 PSEG Energy Holdings, Inc. - Sr. Notes
 8.625% due 02/15/08  . . . . . . . . . .       1,730             1,750
 Tosco Corp.
 8.125% due 02/15/30  . . . . . . . . . .       3,590             4,224
 Valero Energy Corp. - Notes
 7.375% due 03/15/06  . . . . . . . . . .       2,015             2,160
 7.5% due 04/15/32  . . . . . . . . . . .       2,180             2,187
 8.375% due 06/15/05  . . . . . . . . . .       1,095             1,204
                                                                -------
                                                                 29,376

Other Mortgage - 0.7%
 Commercial Mortgage Acceptance Corp. -
  Ser. 1991-C1 A1
 6.79% due 06/15/31 . . . . . . . . . . .       2,880             3,066
 LB Commercial Conduit Mortgage Trust -
  Ser. 1999-C1
 6.41% due 08/15/07 . . . . . . . . . . .       3,137             3,308
                                                                -------
                                                                  6,374

Paper & Forest Products - 1.0%
 Corporacion Durango SA de CV - Sr. Notes
 13.75% due 07/15/09  . . . . . . . . . .       1,390             1,112
 International Paper Co.
 8.125% due 07/08/05  . . . . . . . . . .       2,960             3,255
 Weyerhaeuser Co. - Notes
 6.0% due 08/01/06  . . . . . . . . . . .       2,670             2,737
 Weyerhaeuser Co. - Notes 144A (a)
 6.75% due 03/15/12 . . . . . . . . . . .       2,720             2,817
                                                                -------
                                                                  9,921

Real Estate Development - 0.2%
 IMC Home Equity Loan Trust - Ser. 1998-
 1A4
  6.6% due 03/20/25  . . . . . . . . . . .      1,961             2,022

Real Estate Investment Trust - 2.0%
 American Health Properties, Inc. - Notes
 7.5% due 01/15/07  . . . . . . . . . . .       1,370             1,454
 Amresco Residential Securities
 6.51% due 08/25/27 . . . . . . . . . . .       6,562             6,885
 Cabot Industrial Properties LP - Notes
 7.125% due 05/01/04  . . . . . . . . . .       2,025             2,098
 Camden Property Trust - Sr. Notes
 7.0% due 04/15/04  . . . . . . . . . . .       2,200             2,303
 EOP Operating LP
 6.625% due 02/15/05  . . . . . . . . . .       1,175             1,229
 Healthcare Realty Trust - Ser. Notes
 8.125% due 05/01/11  . . . . . . . . . .       1,830             1,918
 Socgen Real Estate Co. LLC - Ser. A
     144A (a)
 7.64% due 12/29/49 . . . . . . . . . . .       2,800             3,002
                                                                -------
                                                                 18,889

Real Estate Operations - 0.2%
 HMH Properties, Inc. - Ser. A
 7.875% due 08/01/05  . . . . . . . . . .       1,625             1,572
Software - 0.4%
 Systems 2001 LLC - Cl. B 144A (a)
 7.156% due 12/15/11  . . . . . . . . . .       3,346             3,574

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND


                                               Par             Market
              Name of Issuer                  Value             Value
                                             (000's)           (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Telephone - 0.3%
 Qwest Corp. - Notes 144A (a)
 8.875% due 03/15/12  . . . . . . . . . .     $ 2,740          $  2,439

U.S. Government Agencies - 34.0%
 Federal Home Loan Banks
 6.0% due 07/26/08  . . . . . . . . . . .       6,420             6,521
 Federal Home Loan Mortgage Corp.
 6.0% due 08/07/15  . . . . . . . . . . .       3,705             3,674
 Federal National Mortgage Assoc.
 5.5% due 12/01/14  . . . . . . . . . . .       6,893             6,956
 5.5% due 11/01/16  . . . . . . . . . . .       3,497             3,500
 6.0% due 09/01/14  . . . . . . . . . . .       7,024             7,210
 6.0% due 07/01/17  . . . . . . . . . . .       3,575             3,645
 6.0% due 12/25/31  . . . . . . . . . . .       3,170             3,182
 6.0% due 07/25/32  . . . . . . . . . . .      26,140            26,075
 6.5% due 12/01/12  . . . . . . . . . . .          19                20
 6.5% due 07/01/14  . . . . . . . . . . .       5,897             6,137
 6.5% due 05/01/16  . . . . . . . . . . .       1,305             1,352
 6.5% due 11/01/28  . . . . . . . . . . .       7,095             7,248
 6.5% due 07/25/32  . . . . . . . . . . .      56,615            57,712
 7.0% due 09/01/10  . . . . . . . . . . .       2,302             2,428
 7.0% due 01/01/12  . . . . . . . . . . .         556               584
 7.0% due 12/01/15  . . . . . . . . . . .         529               556
 7.0% due 01/01/16  . . . . . . . . . . .         796               836
 7.0% due 07/01/16  . . . . . . . . . . .         506               533
 7.0% due 08/01/16  . . . . . . . . . . .         297               312
 7.0% due 04/01/17  . . . . . . . . . . .       3,635             3,817
 7.0% due 04/01/17  . . . . . . . . . . .         841               883
 7.0% due 05/01/17  . . . . . . . . . . .         321               337
 7.0% due 07/25/32  . . . . . . . . . . .      11,750            12,169
 7.5% due 06/01/30  . . . . . . . . . . .         442               463
 7.5% due 02/01/31  . . . . . . . . . . .      10,324            10,833
 7.5% due 02/01/31  . . . . . . . . . . .       3,509             3,683
 7.5% due 10/01/31  . . . . . . . . . . .       4,802             5,039
 8.0% due 07/25/32  . . . . . . . . . . .       4,620             4,907
 8.5% due 11/01/31  . . . . . . . . . . .          57                60
 Federal National Mortgage Assoc. Ser.
  1997-M8 Cl.A
 6.94% due 01/25/22 . . . . . . . . . . .       1,263             1,323
 Government National Mortgage Assoc.
 6.0% due 05/15/31  . . . . . . . . . . .       8,772             8,761
 6.5% due 07/15/28  . . . . . . . . . . .      10,959            11,219
 6.5% due 09/15/28  . . . . . . . . . . .       3,175             3,250
 6.5% due 01/15/29  . . . . . . . . . . .       2,083             2,132
 6.5% due 06/15/29  . . . . . . . . . . .      19,403            19,840
 6.5% due 08/15/29  . . . . . . . . . . .       5,233             5,351
 6.5% due 09/15/29  . . . . . . . . . . .       2,139             2,187
 6.5% due 08/15/31  . . . . . . . . . . .       5,490             5,600
 6.5% due 09/15/31  . . . . . . . . . . .       1,160             1,183
 6.5% due 12/15/31  . . . . . . . . . . .       4,520             4,610
 7.0% due 09/15/25  . . . . . . . . . . .       1,356             1,414
 7.0% due 08/15/28  . . . . . . . . . . .       3,175             3,300
 7.0% due 04/15/31  . . . . . . . . . . .       3,329             3,455
 7.0% due 07/15/31  . . . . . . . . . . .       2,743             2,846
 7.0% due 07/15/31  . . . . . . . . . . .       6,904             7,165
 7.0% due 09/15/31  . . . . . . . . . . .       2,497             2,591
 7.0% due 12/15/31  . . . . . . . . . . .       4,160             4,317
 7.0% due 03/15/32  . . . . . . . . . . .       8,388             8,705
 7.0% due 03/15/32  . . . . . . . . . . .         865               898
 7.0% due 07/15/32  . . . . . . . . . . .      18,415            19,111
 7.5% due 08/15/29  . . . . . . . . . . .         307               324
 7.5% due 09/15/29  . . . . . . . . . . .       2,743             2,893
 7.5% due 09/15/29  . . . . . . . . . . .       4,282             4,516
 7.5% due 09/15/29  . . . . . . . . . . .         531               560
 7.5% due 12/15/29  . . . . . . . . . . .       3,471             3,660
 7.5% due 02/15/31  . . . . . . . . . . .         324               342
 7.5% due 06/15/31  . . . . . . . . . . .       1,352             1,425
 7.5% due 08/15/31  . . . . . . . . . . .         330               348
 7.5% due 08/15/31  . . . . . . . . . . .         899               948
 7.5% due 09/15/31  . . . . . . . . . . .         323               340
 7.5% due 09/15/31  . . . . . . . . . . .         326               343
 7.5% due 01/15/32  . . . . . . . . . . .       2,275             2,398
 7.5% due 02/15/32  . . . . . . . . . . .         318               335
 7.5% due 07/15/32  . . . . . . . . . . .      (5,280)           (5,565)
 8.0% due 06/15/25  . . . . . . . . . . .         115               123
 8.0% due 08/15/27  . . . . . . . . . . .         620               661
 8.0% due 07/15/32  . . . . . . . . . . .       2,100             2,234
 8.5% due 09/15/21  . . . . . . . . . . .         223               242
 8.5% due 01/15/31  . . . . . . . . . . .       4,886             5,231
 9.0% due 05/15/21  . . . . . . . . . . .         318               348
 9.0% due 08/15/21  . . . . . . . . . . .         295               323
 9.5% due 06/15/16  . . . . . . . . . . .         264               292
 7.0% due 12/15/30  . . . . . . . . . . .
                                                               --------
                                                                322,251

U.S. Governmental - 10.5%
 U.S. Treasury - Notes
 3.375% due 01/15/07  . . . . . . . . . .      24,928            25,929
 4.25% due 01/15/10 . . . . . . . . . . .      15,231            16,528
 4.875% due 02/15/12  . . . . . . . . . .       1,850             1,857
 5.625% due 05/15/08  . . . . . . . . . .       2,550             2,722
 7.0% due 07/15/06  . . . . . . . . . . .      10,407            11,625
 7.5% due 02/15/05  . . . . . . . . . . .       3,300             3,653
 U.S. Treasury - Bonds
 3.0% due 01/31/04  . . . . . . . . . . .
 3.875% due 04/15/29  . . . . . . . . . .       1,154             1,300
 5.375% due 02/15/31  . . . . . . . . . .      31,405            30,752
 6.875% due 08/15/25  . . . . . . . . . .       4,225             4,869
                                                               --------
                                                                 99,235

Wireless Telecommunications Services - 0.6%
 AT&T Wireless Group - Notes
 8.125% due 05/01/12  . . . . . . . . . .       1,815             1,480
 AT&T Wireless, Inc. - Sr. Notes
 8.75% due 03/01/31 . . . . . . . . . . .       3,680             2,842

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
ACTIVE BOND FUND


                                               Par             Market
              Name of Issuer                  Value             Value
                                             (000's)           (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Wireless Telecommunications Services - Continued
 Cingular Wireless LLC - Sr. Notes
     144A (a)
 7.125% due 12/15/31  . . . . . . . . . .    $  1,815          $  1,569
                                                               --------
                                                                  5,891
                                                               --------
              TOTAL PUBLICLY-TRADED BONDS-       94.1%          891,484
                                             Shares

PREFERRED STOCK
Media - 0.2%
 CSC Holdings, Inc. - Ser. M  . . . . . .      13,740               852
 CSC Holdings, Inc. - Ser. H  . . . . . .      15,525               993
                                                               --------
                    TOTAL PREFERRED STOCK-        0.2%            1,845


WARRANTS

Diversified Telecommunication Services - 0.0%
 MetroNet Communications Corp. - CW07 144A
  (a)
 expires 08/15/07 (Cost $58)  . . . . . .       2,325               254
                                                               --------
                           TOTAL WARRANTS-        0.0%              254
                                               Par
                                              Value
                                             (000's)
SHORT-TERM INVESTMENTS - 17.3%
 Investment in joint trading account
     (Note B)
  1.885% due 07/01/02 . . . . . . . . . .    $163,463           163,470
                                             ---------         ---------
                        TOTAL INVESTMENTS-      111.6%        1,057,053
      Payables, less cash and receivables-     (11.6)%         (109,738)
                                             ---------         ---------
                               NET ASSETS-      100.0%         $947,315
                                             =========         =========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, securities aggregated $63,052 or 6.7% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND


                                                                  Market
            Name of Issuer                  Shares                 Value
                                                                  (000's)
COMMON STOCK
Brazil - 0.1%
 Centrais Electricas Brasileiras SA *
  (J3) . . . . . . . . . . . . . . . .     3,422,000           $      36
 Petrol Brasilieros (BB) . . . . . . .           800                  15
                                                                --------
                                                                      51
Hong Kong - 5.6%
 China East Airline * (BQ) . . . . . .       492,000                  83
 China Merchants Holdings International
  Co., Ltd. (BL) . . . . . . . . . . .        77,000                  59
 China Southern Airlines Co. Ltd * (BQ)      208,000                  85
 China Telecom (Hong Kong), Ltd. (J2)        302,000                 892
 CNOOC, Ltd. * (BB)  . . . . . . . . .       180,000                 241
 Cosco Pacific, Ltd. (BT)  . . . . . .       162,000                 130
 Huaneng Power International * (J3)  .       184,000                 151
 Legend Holdings (JX)  . . . . . . . .       166,000                  61
 PetroChina Company, Ltd. (BB) . . . .       536,000                 114
 Shandong International Power * (J3) .       335,000                  90
 Shanghai Industrial Holdings, Ltd.
  (BL) . . . . . . . . . . . . . . . .        41,000                  79
 Shanghai Petrochemical Co., Ltd. (BC)       914,000                 136
 TPV Technology * (JQ) . . . . . . . .       146,000                  52
 Travelesky Technology, Ltd. (BO)  . .       100,000                  69
 Yanzhou Coal Mining * (BF)  . . . . .       274,000                 100
                                                                --------
                                                                   2,342
Hungary - 1.0%
 Gedeon Richter * (JO) . . . . . . . .         1,043                  60
 Magyar Tavkozlesi * (J1)  . . . . . .        27,891                  89
 MOL Magyar Olaj-es Gazipari (BB)  . .         4,775                  90
 OTP Bank (JP) . . . . . . . . . . . .        24,922                 196
                                                                --------
                                                                     435
India - 5.2%
 Bharat Heavy Electricals, Ltd. (BK) .        24,700                  90
 Bharat Petroleum Corp., Ltd. (BB) . .        11,300                  62
 Colgate Palmolive * (JJ)  . . . . . .        15,051                  43
 Container Corp. of India, Ltd. (BJ) .        20,092                 123
 Dabur India, Ltd. (JO)  . . . . . . .        10,200                  11
 Dr. Reddys Labs (JO)  . . . . . . . .         5,100                  99
 Gujarat Ambuja Cements Ltd. (BD)  . .        20,250                  84
 HDFC Bank Ltd. * (JP) . . . . . . . .         9,000                  37
 Hero Honda Motors, Ltd. (BV)  . . . .        30,250                 191
 Hindlaco Industries (BF)  . . . . . .         6,600                  96
 Hindustan Lever, Ltd. (JJ)  . . . . .        25,700                 102
 Hindustan Petroleum Corp., Ltd. (BB)         14,500                  79
 Housing Development Financing Corp.,
  Ltd. (JQ)  . . . . . . . . . . . . .         5,804                  77
 Indialnfo, Ltd. (95)  . . . . . . . .        10,639
 Infosys Technologies, Ltd. * (JU) . .         2,640                 177
 ITC, Ltd. (JI)  . . . . . . . . . . .         2,750                  36
 Mahanagar Telephone Nigam, Ltd. (J1)         28,750                  84
 Morgan Stanley (JQ) . . . . . . . . .       705,000                 130
 Oil & Natural Gas (BB)  . . . . . . .         6,500                  43
 Ranbaxy Laboratories, Ltd. (JO) . . .         6,725                 121
 Reliance Industries, Inc. * (BC)  . .        12,300                  68
 State Bank of India (JP)  . . . . . .        44,100                 222
 Tata Ironsteel (BF) . . . . . . . . .        39,000                 112
 Tata Engineering and Locomotive Co.,
  Ltd. (BV)  . . . . . . . . . . . . .        15,000                  48
 Wipro Ltd. * (JU) . . . . . . . . . .         1,200                  36
                                                                --------
                                                                   2,171
Indonesia - 2.6%
 Astra International (BV)  . . . . . .       690,500                 337
 Bank Central (JP) . . . . . . . . . .       500,500                 149
 BENTOEL International Investor (JI) .     1,264,500                  40
 HM Sampoerna (JI) . . . . . . . . . .       669,000                 315
 Telekomunikasi Indiana - Ser. B (J1)        578,000                 249
                                                                --------
                                                                   1,090
Israel - 0.2%
 Teva Pharmaceutical Industries, Ltd. *
  (JO) . . . . . . . . . . . . . . . .         1,490                  99
Luxembourg - 0.2%
 OTP Bank - GDR (JQ) . . . . . . . . .         3,956                  63
Malaysia - 4.3%
 AMMB Holdings (JQ)  . . . . . . . . .        71,000                 100
 British American Tobacco (Malaysia)
  Berhad (JI)  . . . . . . . . . . . .         8,000                  75
 Gamuda Berhad (BJ)  . . . . . . . . .       129,000                 212
 Magnum Corp. Berhad * (BZ)  . . . . .       215,000                 152
 Malayan Banking Berhad * (JP) . . . .       174,000                 403
 Malaysian Pacific Industries (J0) . .        22,000                  87
 Maxis Communications (J1) . . . . . .        15,000                  19
 Perusahaan Otomobil Nasional Berhad
  (BV) . . . . . . . . . . . . . . . .        29,000                  73
 Public Bank Berhad (JP) . . . . . . .       162,300                 139
 Resorts World Berhad * (BZ) . . . . .        45,000                 126
 SP Setia (JS) . . . . . . . . . . . .        92,000                  85
 Tan Chong Motor Holdings (BV) . . . .        73,000                  26
 Technology Resources Industries Berhad
  (J1) . . . . . . . . . . . . . . . .       325,000                 215
 Telekom Malaysia Berhad (J1)  . . . .        20,000                  42
 UMW Holdings Berhad (BU)  . . . . . .        23,000                  47
                                                                --------
                                                                   1,801
Mexico - 2.6%
 Cemex SA de CV - CPO * (BD) . . . . .        44,383                 234
 Cifra SA de CV - Ser. V * (JD)  . . .       102,472                 277
 Fomento Economico Mexicano SA de CV *
  (JG) . . . . . . . . . . . . . . . .        13,499                  53
 Grupo Aeroportuario del Sureste SA de
  CV * (BT)  . . . . . . . . . . . . .        18,100                  24
 Grupo Carso SA de CV - Ser. A1 * (BL)         4,300                  13
 Grupo Financiero Bancomer SA de CV -
  Cl. O * (JP) . . . . . . . . . . . .       343,161                 280
 Kimberly-Clark de Mexico SA de CV *
  (BG) . . . . . . . . . . . . . . . .        57,130                 152

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND


                                                                  Market
            Name of Issuer                  Shares                 Value
                                                                  (000's)
COMMON STOCK - CONTINUED
Mexico - Continued
 Wal-Mart de Mexico SA de CV - Ser. C *
  (JD) . . . . . . . . . . . . . . . .        22,106            $     51
                                                                --------
                                                                   1,084
Poland - 0.7%
 Bank Polska Kasa Opieki SA (JP) . . .         9,615                 221
 KGHM Polska Miedz (BF)  . . . . . . .        10,647                  35
 Polski Koncern Nafto (BB) . . . . . .         6,855                  30
 Telekomunikacja (J1)  . . . . . . . .         5,662                  15
                                                                --------
                                                                     301
Singapore - 0.3%
 Peoples Food Holdings (BL)  . . . . .       193,000                 138

South Africa - 8.1%
 Anglo American Platinum Corp., Ltd.
  (BF) . . . . . . . . . . . . . . . .         9,048                 353
 Anglo American plc * (BF) . . . . . .        55,027                 913
 AngloGold, Ltd. (BF)  . . . . . . . .         1,900                 100
 Barlow, Ltd. * (BL) . . . . . . . . .        36,130                 219
 Bidvest Group, Ltd. (BL)  . . . . . .        26,165                 116
 FirstRand, Ltd. (JP)  . . . . . . . .       100,760                  74
 Gold Fields Mining (BF) . . . . . . .        25,800                 303
 Harmony Gold Mining * (BF)  . . . . .        11,850                 162
 Impala Platinum Holdings, Ltd. (BF) .         2,859                 158
 Liberty Life Association of Africa,
  Ltd. (JR)  . . . . . . . . . . . . .         7,220                  39
 M-Cell, Ltd. (J2) . . . . . . . . . .        38,710                  44
 Nedcor, Ltd. * (JP) . . . . . . . . .         4,750                  54
 Sanlam, Ltd. (JR) . . . . . . . . . .       127,890                 106
 Sappi, Ltd. * (BG)  . . . . . . . . .         9,610                 134
 Sasol, Ltd. * (BB)  . . . . . . . . .        31,563                 335
 South African Breweries plc (JG)  . .        19,730                 155
 Standard Bank Investment Corp., Ltd.
  (JP) . . . . . . . . . . . . . . . .        33,250                 103
                                                                --------
                                                                   3,368
South Korea - 21.6%
 39Shopping Corp. (JC) . . . . . . . .         2,847                 195
 Good Morning Securities Co., Ltd. (JQ)       17,190                  82
 Hana Bank (JP)  . . . . . . . . . . .         4,074                  58
 Humax Co., Ltd. (BW)  . . . . . . . .         3,475                  76
 Hyundai Fire & Marin (JR) . . . . . .         3,960                 118
 Hyundai Industrial & Development (BJ)        34,070                 217
 Hyundai Mobis (BU)  . . . . . . . . .        17,860                 377
 Hyundai Motor Co., Ltd. (BV)  . . . .        21,650                 651
 Kookmin Bank * (JP) . . . . . . . . .        12,975                 630
 Korea Electric Power Corp. * (J3) . .         7,780                 142
 LG Chemical (BC)  . . . . . . . . . .        10,700                 387
 LG Electronics, Inc. (BW) . . . . . .        11,097                 443
 LG Household & Health (JJ)  . . . . .         3,570                 107
 Pohang Iron & Steel Co., Ltd. (BF)  .         6,580                 730
 Samsung Electro-Mechanics Co. (JY)  .         5,470                 265
 Samsung Electronics * (J0)  . . . . .         9,690               2,650
 Samsung Securities Co., Ltd. (JQ) . .         2,430                  70
 Seoul Securities (JQ) . . . . . . . .        25,750                  99
 Shinhan Financial (JP)  . . . . . . .        33,530                 474
 Shinsegaeco, Ltd. (JD)  . . . . . . .         1,070                 181
 SK Telecom Co., Ltd. * (J2) . . . . .         3,960                 887
 Tongyang Cement Co. (JH)  . . . . . .         2,590                 114
 Yuhan Corp. (JO)  . . . . . . . . . .           644                  29
                                                                --------
                                                                   8,982
Taiwan - 11.3%
 Accton Technollogies, Inc. (JW) . . .       157,000                 270
 Acer Communicaton (JX)  . . . . . . .        88,480                 143
 Advanced Semiconductor Engineering,
  Inc. (J0)  . . . . . . . . . . . . .        94,000                  63
 Asustek Computer * (JX) . . . . . . .        81,750                 246
 China Steel Corp. (BF)  . . . . . . .       129,740                  67
 China Trust Finance (JP)  . . . . . .       626,027                 553
 Compal Electronics, Inc. * (JX) . . .        53,000                  51
 Eva Airways (BQ)  . . . . . . . . . .       244,000                  99
 Formosa Chemical & Fibre (BC) . . . .        93,560                  85
 Fubon Financial HL (JQ) . . . . . . .       264,336                 264
 Largan Precision Co. (BL) . . . . . .        14,000                  99
 Novatek Microelect (J0) . . . . . . .        33,000                  89
 Orient Semiconduct (J0) . . . . . . .       202,000                  63
 Phoenixtec Power (BK) . . . . . . . .        84,000                  65
 President Chain Store Corp. (JF)  . .        19,200                  36
 Quanta Computer, Inc. (JX)  . . . . .        47,000                 132
 Siliconware Precision (J0)  . . . . .       158,790                 111
 Sinopac Holding (JP)  . . . . . . . .       404,981                 177
 Taipei Bank (JP)  . . . . . . . . . .       159,000                 127
 Taishin Financial (JP)  . . . . . . .       421,000                 227
 Taiwan Cellular Corp. (J2)  . . . . .        96,168                 123
 Taiwan Cement (BD)  . . . . . . . . .       194,000                  64
 Taiwan Semiconductor * (J0) . . . . .       466,180                 949
 United Microelectronics Corp. * (J0)        478,250                 574
 Yageo Corp. (JY)  . . . . . . . . . .        57,000                  25
                                                                --------
                                                                   4,702
Thailand - 1.1%
 Advanced Information Services (J2)  .        95,400                  92
 BEC World Public Co., Ltd. (JA) . . .        14,300                  89
 PTT Exploration & Production Public
  Co., Ltd. (BB) . . . . . . . . . . .        33,500                  92
 SIAM Cement Co. (BL)  . . . . . . . .         7,400                 169
                                                                --------
                                                                     442
Turkey - 1.7%
 Akbank TAS * (JP) . . . . . . . . . .    74,357,600                 239
 Aksigorta * (JR)  . . . . . . . . . .    21,686,000                  60
 Anadolu Efes Biracilik ve Malt Sanayii
  AS * (JG)  . . . . . . . . . . . . .     1,708,000                  34
 Arcelik AS (BW) . . . . . . . . . . .    12,414,000                  78
 Hurriyet Gazete * (JA)  . . . . . . .    40,071,790                 120
 Turkiye Garanti Bankasi * (JP)  . . .    29,360,000                  37
 Turkiye Is Bankasi - Cl. C (JP) . . .    19,764,000                  51

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND


                                                                  Market
            Name of Issuer                  Shares                 Value
                                                                  (000's)
COMMON STOCK - CONTINUED
Turkey - Continued
 Vestel Elektronik Sanayi ve Ticaret
  (BW) . . . . . . . . . . . . . . . .    28,728,620            $     58
 Yapi ve Kredi Bankasi AS (JP) . . . .    24,235,567                  24
                                                                --------
                                                                     701
United Kingdom - 2.0%
 Anglo American plc (BF) . . . . . . .        31,339                 521
 Old Mutual Plc * (JR) . . . . . . . .       156,919                 221
 South African Breweries plc * (JG)  .         8,919                  70
                                                                --------
                                                                     812
United States - 20.3%
 America Movil SA de CV - ADR - Ser. L
  (J2) . . . . . . . . . . . . . . . .        29,743                 399
 Anglogold, Ltd. - ADR (BF)  . . . . .         1,090                  28
 Banco Bradesco - ADR (JP) . . . . . .         4,080                  81
 Banco Itau SA - ADR (JP)  . . . . . .         3,180                  89
 Brasil Telecom Participacoes SA (J1)            180                   5
 Cemex SA de CV - ADR * (BD) . . . . .         2,612                  69
 Centrais Electricas Brasileirias SA -
  ADR Cl. B * (J3) . . . . . . . . . .        10,300                  49
 Check Point Software Technologies,
  Ltd. * (JT)  . . . . . . . . . . . .        37,012                 502
 Coca-Cola Co. - ADR (JG)  . . . . . .         4,663                 112
 Companhia De Bebidas - ADR (JG) . . .        23,423                 364
 Companhia Energetica de Minas Gerias -
  ADR (J3) . . . . . . . . . . . . . .         8,366                  93
 Companhia Vale do Rio Doce - ADR *
  (BF) . . . . . . . . . . . . . . . .         4,350                 117
 Compania Anonima Nacional Telefonos De
  Venezuela - ADR (J1) . . . . . . . .         8,756                 125
 Compania de Telecomunicaciones de
  Chile SA * (J1)  . . . . . . . . . .         9,640                 118
 ECI Telecommunications, Ltd. * (JW) .        33,773                 101
 Embraer - Empresa Brasileira de
  Aeronautica SA * (BH)  . . . . . . .         6,068                 130
 Enersis SA - ADR * (J3) . . . . . . .         1,600                   9
 Fomento Economico Mexicano SA de CV -
  ADR * (JG) . . . . . . . . . . . . .         8,874                 348
 Gedeon Richter, Ltd. - GDR * (JO) . .         1,367                  79
 Grupo Aeroportuario Sur - ADR * (BT)          6,320                  81
 Grupo Financiero BBVA Bancomer, SA de
  CV * (JP)  . . . . . . . . . . . . .         8,300                 136
 Grupo Televisa SA - GDR * (JA)  . . .         6,680                 250
 HDFC Bank, Ltd. - ADR * (JP)  . . . .         2,800                  35
 ITC, Ltd. - GDR (JI)  . . . . . . . .         2,000                  26
 JSC Norilsk Nickel - ADR (BL) . . . .         9,679                 201
 Lukoil Holding - ADR * (BB) . . . . .        10,724                 696
 Magyar Tavkozlesi - ADR * (J1)  . . .         2,934                  47
 Marvell Technology Group, Ltd. * (J0)             1
 Mol Magyar Olaj es Gazipari (BB)  . .           110                   2
 OAO Gazprom - ADR * (BL)  . . . . . .        18,100                 297
 Petroleo Brasileiro SA * (BB) . . . .        22,727                 429
 Petroleo Brasileiro SA - ADR * (BB) .        10,625                 184
 Radware, Ltd. (JT)  . . . . . . . . .         9,453                  82
 RAO Unified Energy Systems - GDR (J3)        15,612                 156
 Sappi, Ltd. ADR * (BG)  . . . . . . .         2,460                  34
 Surgutneftegaz (BB) . . . . . . . . .           880                  19
 Surgutneftegaz - ADR (BB) . . . . . .        25,011                 486
 Taro Pharmaceutical Industries (JO) .         1,448                  35
 Tele Celular Sul Participacoes SA -
  ADR (J2) . . . . . . . . . . . . . .         1,193                  13
 Tele Norte Leste Participacoes SA -
  ADR * (J1) . . . . . . . . . . . . .         5,700                  57
 Telefonos de Mexico SA - ADR (J1) . .        32,150               1,031
 Telekomunikacja Polska - GDR (J1) . .        22,765                  62
 Teva Pharmaceutical Industries, Ltd. -
  ADR * (JO) . . . . . . . . . . . . .        10,119                 676
 TTI Team Telecom International, Ltd.
  (JV) . . . . . . . . . . . . . . . .         8,191                 131
 Votorantim Celulose e Papel SA - ADR
  (BG) . . . . . . . . . . . . . . . .         3,900                  74
 Wal-Mart de Mexico SA de CV - ADR (JD)        3,016                  82
 Wipro, Ltd. * (JU)  . . . . . . . . .         1,050                  31
 Yapi ve Kredi Bankasi A.S. - GDR (JP)         1,567                   2
 Yukos Corp. - ADR * (BL)    . . . . .         1,887                 262
                                                                --------
                                                                   8,435
                                                                --------
                    TOTAL COMMON STOCK-         88.9%             37,017
PREFERRED STOCK
Brazil - 2.5%
 Banco Bradesco SA (JP)  . . . . . . .    15,464,000                  61
 Banco Itau SA (JP)  . . . . . . . . .     4,124,069                 233
 Brasil Telecom SA (J1)  . . . . . . .     1,309,819                   5
 Celular CRT Participacoes (J2)  . . .       677,321                  98
 Centrais Electricas Brasileires SA -
  Cl. B (J3) . . . . . . . . . . . . .     1,461,000                  14
 Compahnia de Bebidas das Americas (JG)      190,000                  29
 Companhia Energetica de Minas Gerais
  (J3) . . . . . . . . . . . . . . . .     5,007,515                  56
 Companhia Vale do Rio Doce - Cl. A
  (BF) . . . . . . . . . . . . . . . .        12,197                 315
 Petroleo Brasileiro SA - Petrobras
  (BB) . . . . . . . . . . . . . . . .         7,075                 123
 Tele Centro Sul Participacoes SA (J1)     1,316,000                   7
 Tele Norte Leste Participacoes SA (J1)    7,865,000                  79
                                                                --------
                                                                   1,020
South Korea - 1.0%
 Hyundai Motor Co. (BV)  . . . . . . .         9,080                 100

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND


                                                                  Market
            Name of Issuer                  Shares                 Value
                                                                  (000's)
PREFERRED STOCK - CONTINUED
South Korea - Continued
 Samsung Electronics (BV)  . . . . . .         2,400            $    325
                                                                --------
                                                                     425
                                                                --------
               TOTAL PREFERRED STOCK-            3.5%              1,445
                                             Par
                                            Value
                                           (000's)
SHORT-TERM INVESTMENTS - 6.5%
 Investment in joint trading account
   (Note B)
  1.885% due 07/01/02  . . . . . . . .   $     2,694               2,694
                                         -----------        ------------
                     TOTAL INVESTMENTS-         98.9%             41,156
   Cash and Receivables, less payables-          1.1%                467
                                         -----------        ------------
                            NET ASSETS-        100.0%        $    41,623
                                         ===========        ============

ADR-American Depository Receipts
GDR-Global Depository Receipts
* Non-income porducing security
See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                              Market         % of
                               Industry       Value        Long-Term
        Industry               Abbreviation   (000s)      Investments
Banks  . . . . . . . . . . . .      JP       $5,172         13.5%
Semiconductor Equipment &
Products  . . . . . . . . . .       J0        4,585         11.9%
Metals & Mining . . . . . . .       BF        4,216         10.9%
Oil & Gas  . . . . . . . . . .      BB        3,522          9.2%
Wireless Telecommunications
  Services . . . . . . . . . .      J2        2,425          6.4%
Diversified Telecommunication
Services . . . . . . . . . . .      J1        2,393          6.3%
Automobiles . . . . . . . . .       BV        1,304          3.4%
Pharmaceuticals  . . . . . . .      JO        1,209          3.1%
Beverages . . . . . . . . . .       JG        1,164          3.0%
Industrial Conglomerates . . .      BL        1,146          3.0%
Electronic Equipment &
  Instruments . . . . . . . .       JY        1,058          2.8%
Diversified Financials . . . .      JQ          971          2.5%
Multiline Retail . . . . . . .      JD          787          2.0%
Electric Utilities  . . . . .       J3          771          2.0%
Chemicals . . . . . . . . . .       BC          591          1.5%
Internet Software & Services .      JT          584          1.5%
Construction & Engineering . .      BJ          552          1.4%
Construction Materials . . . .      BD          500          1.3%
Tobacco . . . . . . . . . . .       JI          492          1.3%
Computers & Peripherals . . .       JX          490          1.3%
Media  . . . . . . . . . . . .      JA          459          1.2%
Paper & Forest Products . . .       BG          394          1.0%
Machinery . . . . . . . . . .       BU          377          1.0%
Communications Equipment . . .      JW          372          1.0%
Insurance . . . . . . . . . .       JR          323          0.8%
Hotels Restaurants & Leisure .      BZ          277          0.7%
Airlines . . . . . . . . . . .      BQ          267          0.7%
Household Products  . . . . .       JJ          252          0.7%
Food Products . . . . . . . .       BL          252          0.7%
IT Consulting & Services . . .      JU          245          0.6%
Transportation Infrastructure       BT          235          0.6%
Household Durables . . . . . .      BW          212          0.6%
Software  . . . . . . . . . .       JV          131          0.3%
Aerospace & Defense . . . . .       BH          130          0.3%
Finance . . . . . . . . . . .       JQ           98          0.3%
Gas Utilities  . . . . . . . .      J3           90          0.2%
Electrical Equipment . . . . .      BK           90          0.2%
Textiles & Apparel . . . . . .      BC           85          0.2%
Real Estate Investment Trust        JS           85          0.2%
Automobiles . . . . . . . . .       BV           73          0.2%
Auto Components . . . . . . .       BU           47          0.1%
Food & Drug Retailing . . . .       JF           36          0.1%
                                           --------       -------
                                           $ 38,462        100.0%
                                           ========       =======

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND


                                                                    Market
      Name of Issuer                   Shares                       Value
                                                                   (000's)
COMMON STOCK
Argentina - 0.1%
 PC Holdings SA - Cl. B
  (BB). . . . . . . . . . . .          53,132         $               31
 Siderar SAIC - Cl. A (BF). .           6,802                          4
 Siderca SAIC * (BF)  . . . .          50,573                         87
                                                      ------------------
                                                                     122
Australia - 2.3%
 AMP Diversified Property
  Trust (JS). . . . . . . . .         106,700                        159
 AMP, Ltd. (JR) . . . . . . .           9,100                         80
 Aristocrat Leisure
  Limited (BZ)  . . . . . . .          13,100                         40
 Broken Hill Proprietary
  Co., Ltd. * (BF)  . . . . .          43,785                        254
 Coles Myer, Ltd. * (JF)  . .          36,200                        135
 Commonwealth Bank of
  Australia (JP)  . . . . . .           8,500                        158
 CSL, Ltd. * (JO) . . . . . .           2,600                         47
 CSR, Ltd. (BD) . . . . . . .          31,200                        112
 Foster's Brewing Group,
  Ltd. * (JG) . . . . . . . .          39,000                        104
 General Property Trust
  (JS). . . . . . . . . . . .          53,300                         84
 Lend Lease Corp. (JS)  . . .           5,100                         30
 National Australia Bank,
  Ltd. * (JP) . . . . . . . .          20,100                        401
 News Corp., Ltd. (JA)  . . .          12,600                         69
 Onesteel. Ltd. (BF)  . . . .           8,775                          6
 Orica, Ltd. (BC) . . . . . .           8,400                         45
 Pacific Dunlop, Ltd. (JL). .          11,800                         42
 QBE Insurance Group, Ltd.
  * (JR)  . . . . . . . . . .           9,400                         35
 Rio Tinto, Ltd. (BF) . . . .           5,600                        106
 Santos, Ltd. * (BB)  . . . .          18,500                         67
 Tabcorp Holdings, Ltd.
  (BZ). . . . . . . . . . . .          16,400                        115
 Telstra Corp., Ltd. *
  (J1). . . . . . . . . . . .          43,000                        113
 Westfield Trust (JS) . . . .          54,000                        103
 Westpac Banking Corp.,
  Ltd. (JP) . . . . . . . . .          19,900                        182
 WMC, Ltd. (BF) . . . . . . .          19,300                         99
 Woolworth's, Ltd. * (JF) . .          13,800                        102
                                                      ------------------
                                                                   2,688

Austria - 1.4%
 Bohler-Uddeholm AG (BF)  . .             700                         34
 BWT AG (BO)  . . . . . . . .           2,000                         47
 Erste Bank NPV (JP)  . . . .           3,400                        243
 Flughafen Wien AG (BT) . . .           4,000                        137
 Mayr-Melnhof Karton AG
  (BE). . . . . . . . . . . .           1,800                        130
 Oesterreichische
  Elektrizitaetswirtschafts
  AG (J3) . . . . . . . . . .           2,900                        251
 OMV AG (BB)  . . . . . . . .           3,000                        294
 RHI AG (BD)  . . . . . . . .           5,100                         37
 Telecom Austria NPV (J1) . .          25,198                        202
 VA Technologie AG (BM) . . .           2,100                         55
 VOEST ALPINE AG NPV (BF) . .           3,600                        118
 Wienerberger
  Baustoffindustrie AG
  (BI). . . . . . . . . . . .           7,200                        126
                                                      ------------------
                                                                   1,674

Belgium - 1.6%
 Bekaert NV (BK)  . . . . . .             890                         42
 Colruyt NV (JF)  . . . . . .           1,870                         88
 Compagnie Maritime Belge
  SA (BR) . . . . . . . . . .             521                         30
 D' Ieteren SA (JB) . . . . .             190                         34
 Delhaize SA (JF) . . . . . .           1,255                         59
 DEXIA NPV * (JP) . . . . . .          11,597                        179
 Electrabel SA (J3) . . . . .           1,536                        354
 Fortis NPV * (JQ)  . . . . .          20,292                        434
 GPE Bruxelles Lam NPV
  (NEW) (JQ)  . . . . . . . .           2,388                        124
 Heidelberger Zement AG
  (BL). . . . . . . . . . . .           1,048
 Interbew NPV (JG)  . . . . .           2,636                         75
 KBC Bancassurance Holding
  NV (JP) . . . . . . . . . .           3,740                        151
 NV Union Miniere SA (BF) . .           1,461                         63
 Solvay SA (BC) . . . . . . .           2,115                        152
 UCB SA * (JO)  . . . . . . .           3,900                        143
                                                      ------------------
                                                                   1,928
Brazil - 0.1%
 Petrol Brasilieros NPV
  (BB). . . . . . . . . . . .           5,500                        103
 Tele Norte Leste
  Participacoes SA * (J1) . .       3,196,000                         27
                                                      ------------------
                                                                     130

Czech Republic - 0.1%
 Ceske Energeticke Zavody
  AS (J3) . . . . . . . . . .          21,600                         64
 Komercni Banka AS (JP) . . .             900                         46
                                                      ------------------
                                                                     110
Denmark - 0.8%
 AS Dampskibsselskabet
  Svendborg - Cl. B (BR). . .               8                         79
 Dampskibsselskabet AF -
  Cl. B (BR)  . . . . . . . .              15                        112
 Danisco AS (JH)  . . . . . .           1,250                         46
 Danske Bank (JP) . . . . . .          11,500                        211
 ISS AS (BO)  . . . . . . . .           1,650                         87
 Novo Nordisk AS * (JO) . . .           7,350                        243
 Novozymes AS - Ser. B
  (BC). . . . . . . . . . . .           1,450                         33
 Tele Danmark AS (J1) . . . .           4,150                        114
 Vestas Wind Systems AS
  (BK). . . . . . . . . . . .           2,500                         68
                                                      ------------------
                                                                     993
Finland - 0.7%
 Nokia Oyj * (JW) . . . . . .          39,600                        578
 Sampo Insurance Co. plc
  (JR). . . . . . . . . . . .           4,700                         37
 Sonera Oyj * (J1)  . . . . .           7,788                         30
 Stora Enso Oyj - R Shares
  * (BG)  . . . . . . . . . .           5,259                         74
 Tietoenator Oyj Ord NPV
  (JU). . . . . . . . . . . .           1,338                         32
 UPM-Kymmene Corp. * (BG) . .           2,100                         82
                                                      ------------------
                                                                     833

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND


                                                                 Market
      Name of Issuer                   Shares                     Value
                                                                (000's)
COMMON STOCK - Continued
France - 8.5%
 Accor SA (BZ)  . . . . . . . .        1,678                 $       68
 Air Liquide (BC) . . . . . . .        1,469                        226
 Alcatel * (JW) . . . . . . . .       18,887                        131
 Alstom (BK)  . . . . . . . . .        6,948                         73
 Altran Technologies SA *
  (JU). . . . . . . . . . . . .          862                         25
 ARCELOR NPV (BF) . . . . . . .        5,742                         81
 AXA (JR) * . . . . . . . . . .       23,551                        430
 BNP Paribas (JP) * . . . . . .       13,550                        748
 Bouygues SA * (J2) . . . . . .        4,696                        131
 Business Objects (JV)  . . . .        1,259                         37
 Cap Gemini SA * (JU) . . . . .        1,622                         64
 Carrefour SA * (JF)  . . . . .        8,586                        464
 Casino Guichard-Perrachon
  SA (JF) . . . . . . . . . . .        1,636                        138
 Cie De StGobin (95)  . . . . .        4,960                        222
 Club Mediterranee SA (BZ)               838                         28
 Dassault Systemes SA *
  (JV). . . . . . . . . . . . .        1,995                         91
 EADS, Inc. (BH)  . . . . . . .        3,116                         48
 Essilor International
  (JL). . . . . . . . . . . . .        1,880                         76
 France Telecom * (J1)  . . . .       10,102                         94
 Groupe Danone * (JH) . . . . .        1,897                        260
 L'Oreal SA * (JK)  . . . . . .        6,248                        487
 Lafarge SA * (BD)  . . . . . .        2,299                        229
 Lagardere SCA (JA) . . . . . .        2,436                        105
 LVMH * (Louis Vuitton
  Moet Hennessy) (BY) . . . . .        4,983                        251
 Michelin (BU)  . . . . . . . .        1,649                         67
 Pechiney SA (BF) . . . . . . .          656                         30
 Pernod Ricard (JG) . . . . . .          836                         82
 Peugoet SA (BV)  . . . . . . .        3,425                        177
 Pinault-Printemps-Redoute
  SA * (JD) . . . . . . . . . .        1,465                        173
 Publicis Groupe SA (JA) *. . .        1,391                         38
 Renault * (BV) . . . . . . . .        2,314                        108
 Rhone-Poulenc SA * (JO)  . . .       11,027                        780
 Sagem SA (JW)  . . . . . . . .          627                         42
 Sanofi-Synthelabo SA *
  (JO). . . . . . . . . . . . .        7,309                        444
 Schneider SA * (BK)  . . . . .        3,592                        193
 Societe BIC SA (BO)  . . . . .        1,234                         49
 Societe Generale - Cl. A
  * (JP)  . . . . . . . . . . .        5,636                        371
 Societe Television
  Francaise (JA)  . . . . . . .        1,874                         50
 ST Microelectronics *
  (J0). . . . . . . . . . . . .       10,712                        267
 SUEZ (J5)  . . . . . . . . . .       14,029                        373
 Thomson CFS (BH) . . . . . . .        1,747                         74
 Thomson Multimedia (BW) *. . .        2,834                         67
 Total Fina SA - Cl. B *
  (BB). . . . . . . . . . . . .       11,016                      1,785
 Unibail SA (JS)  . . . . . . .          932                         57
 Valeo SA (BU)  . . . . . . . .        1,489                         62
 Vivendi Universal SA *
  (JA). . . . . . . . . . . . .       15,051                        325
                                                     ------------------
                                                                 10,121
Germany - 12.0%
 Adidas-Salomon AG (BY) . . . .        1,220                        100
 Aixtron Ord NPV (J0) . . . . .        2,581                         32
 Allianz AG - Reg. * (JR) . . .        5,780                      1,165
 Altana AG NPV (JO) . . . . . .        2,450                        128
 BASF AG (BC) . . . . . . . . .       17,910                        832
 Bayer AG * (BC)  . . . . . . .       22,830                        730
 Bayerische Vereinsbank AG
  * (JP)  . . . . . . . . . . .       13,222                        430
 Beiersdorf AG (JK) . . . . . .        1,920                        233
 DaimlerChrysler AG * (BV). . .       28,513                      1,381
 Deutsche Bank AG * (JP)  . . .       19,050                      1,322
 Deutsche Post AG NPV (BP). . .       12,695                        164
 Deutsche Telekom AG *
  (J1). . . . . . . . . . . . .       68,840                        645
 E.On AG (J3) . . . . . . . . .       19,348                      1,120
 Epcos AG * (JY)  . . . . . . .        2,944                         96
 Fresenius Medical Care AG
  (JM). . . . . . . . . . . . .        2,350                        105
 Heidelberg Zement (BD) . . . .        1,128                         55
 Infineon Technologies AG
  * (J0)  . . . . . . . . . . .       12,020                        189
 Kamps AG (JH)  . . . . . . . .        2,666                         33
 Karstadt AG (JD) . . . . . . .        2,200                         55
 Linde AG (BM)  . . . . . . . .        2,600                        130
 Lufthansa AG (BQ)  . . . . . .        4,730                         67
 MAN AG (BM)  . . . . . . . . .        2,500                         53
 Marschollek Lauten NPV
  (JQ). . . . . . . . . . . . .        1,733                         54
 Merck KGAA (JO)  . . . . . . .        2,360                         64
 Metro AG (JD)  . . . . . . . .        6,400                        196
 Muenchener
  Rueckversicherungs-Gesellschaft
  AG - Reg. (JR)  . . . . . . .        3,760                        890
 Preussag AG (BZ) . . . . . . .        6,400                        156
 RWE AG (J5)  . . . . . . . . .       13,450                        532
 SAP AG * (JV)  . . . . . . . .        7,180                        702
 Schering AG (JO) . . . . . . .        5,640                        355
 SGL Carbon AG (BK) . . . . . .        1,190                         21
 Siemens AG * (BL)  . . . . . .       27,340                      1,638
 Thyssen Krupp AG * (BF)  . . .       10,711                        162
 Volkswagen AG (BV) . . . . . .        7,217                        347
 WCM Beteiligungs-und
  Grundbesitz AG (JQ) . . . . .        8,076                         52
                                                     ------------------
                                                                 14,234
Greece - 0.8%
 Alpha Credit Bank (JP) . . . .        7,418                        106
 Bank of Piraeus (JP) . . . . .        8,434                         61
 Commercial Bank of Greece
  (JP). . . . . . . . . . . . .        3,706                         80
 EFG Eurobank (JP)  . . . . . .        5,596                         78
 Hellenic Bottling Co. SA
  (JG). . . . . . . . . . . . .        5,160                         87
 Hellenic
  Telecommunication
  Organization SA * (J1)  . . .        8,928                        141
 Intracom SA (JW) . . . . . . .        5,252                         48
 National Bank of Greece
  SA (JP) . . . . . . . . . . .        9,789                        206
 Panafon Hellenic Telecom
  SA (J2) . . . . . . . . . . .        7,597                         38
 Titan Cement Co. SA (BD) . . .        1,400                         55
                                                     ------------------
                                                                    900
Hong Kong - 1.5%
 Beijing Datang Power
  Generation Co., Ltd.
  (J3). . . . . . . . . .            165,000                         73

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND


                                                                Market
      Name of Issuer                  Shares                     Value
                                                               (000's)
COMMON STOCK - Continued

Hong Kong - Continued
 Cathay Pacific Airways
  (BQ). . . . . . . . . . . . .      20,000         $               31
 China Southern Airlines
  Co. Ltd * (BQ)  . . . . . . .      97,000                         39
 China Telecom (Hong
  Kong), Ltd. (J2)  . . . . . .     103,000                        304
 CLP Holdings, Ltd. (J3)  . . .      30,600                        122
 Guangshen Railway Co.,
  Ltd. * (BS)  . . . .  . . . .     329,000                         62
 Hang Seng Bank, Ltd. *
  (JP). . . . . . . . . . . . .      16,300                        174
 Henderson Land
  Development Co., Ltd. *
  (JS). . . . . . . . . . . . .      22,000                         91
 HSBC Holdings plc (JP) . . . .       4,900                         56
 Hutchison Whampoa, Ltd. *
  (BL). . . . . . . . . . . . .      28,500                        213
 Johnson Electric
  Holdings, Ltd. * (BK) . . . .       7,000                          8
 Legend Holdings (JX) . . . . .     122,000                         45
 Li & Fung, Ltd. * (JB) . . . .      36,000                         49
 New World Development
  Co., Ltd. (JS)  . . . . . . .      48,000                         39
 Pacific Century
  Cyberworks, Ltd. (J1) . . . .     159,380                         38
 Sun Hung Kai Properties,
  Ltd. * (JS) . . . . . . . . .      23,000                        175
 Swire Pacific, Ltd. - Cl.
  A * (JQ)  . . . . . . . . . .      23,500                        120
 Wharf Holdings, Ltd. (JQ). . .      36,000                         85
                                                    ------------------
                                                                 1,724
Hungary - 0.3%
 Gedeon Richter * (JO)  . . . .         900                         52
 MOL Magyar Olaj-es
  Gazipari  (BB)  . . . . . . .       6,800                        128
 OTP Bank (JP)  . . . . . . . .      16,000                        126
                                                    ------------------
                                                                   306
Ireland - 0.7%
 Allied Irish Banks plc *
  (JP). . . . . . . . . . . . .      10,300                        136
 Bank of Ireland Ord (JP) . . .      11,796                        146
 CRH plc * (BD) . . . . . . . .       5,600                         94
 Elan Corp. Ord (JO)  . . . . .       3,884                         22
 Irish Life & Permanent
  plc (JR)  . . . . . . . . . .       9,553                        138
 Jefferson Smurfit Group
  plc (BE)  . . . . . . . . . .      32,200                         98
 Kerry Group plc (JH) . . . . .       5,800                         86
 Ryanair Holdings Ord (BQ). . .      12,468                         77
                                                    ------------------
                                                                   797
Israel - 0.4%
 Bank Hapoalim (JP) . . . . . .      43,700                         69
 Bezeq Israeli
  Telecommunication Corp.,
  Ltd. (J1) . . . . . . . . . .      75,700                         75
 IDB Holding Corp., Ltd.
  (JQ). . . . . . . . . . . . .       5,100                         90
 Makteshim-Agan
  Industries, Ltd. (BC) . . . .      26,900                         40
 Teva Pharmaceutical
  Industries, Ltd. * (JO) . . .       2,900                        193
                                                    ------------------
                                                                   467

Italy - 7.8%
 Alitalia SpA (BQ)  . . . . . .      50,000                         32
 Alleanza Assicurazioni *
  (JR). . . . . . . . . . . . .      15,000                        144
 Assicurazioni Generali *
  (JR). . . . . . . . . . . . .      38,132                        902
 Autogrill SpA (BZ) . . . . . .      10,001                        116
 Autostrade SPA (BT)  . . . . .      33,942                        281
 Banca Fideuram (JQ)  . . . . .      10,000                         62
 Banca Intesa SpA (JP)  . . . .     148,800                        453
 Banca Intesa SpA (JP)  . . . .      37,400                         83
 Banca Nazionale del
  Lavoro (JP) . . . . . . . . .      40,245                         70
 Banca Popolare di Milano
  (JP). . . . . . . . . . . . .      18,100                         74
 BCA Di Roma (JP) . . . . . . .      15,000                         28
 Benetton Group SPA (BY) *. . .       3,095                         36
 Bipop-Carire SpA * (JQ)  . . .      47,041                         63
 Bulgari SpA (BY) . . . . . . .       8,900                         56
 Enel SpA (J3) *  . . . . . . .     101,947                        583
 ENI (BB) * . . . . . . . . . .     109,900                      1,744
 Fiat SpA * (BV)  . . . . . . .      13,040                        163
 Fiat SpA - RNC (BV)  . . . . .         720                          6
 GR Education L Espresso
  (JA). . . . . . . . . . . . .       6,014                         20
 Italcementi SpA (BD) . . . . .       4,920                         49
 Italgas (J4) . . . . . . . . .      12,650                        140
 La Rinascente SpA (JF) . . . .      10,500                         41
 Luxottica Group (JL) . . . . .       5,176                        100
 Mediaset SpA * (JA)  . . . . .      23,200                        179
 Mediobanca SpA (JP)  . . . . .      19,500                        180
 Mediolanum SpA * (JQ)  . . . .       6,789                         40
 Mondadori Editore SpA
  (JA). . . . . . . . . . . . .       5,300                         35
 Monte Paschi Siena (JP)  . . .      26,767                         87
 Parmalat Finanziaria (JH). . .      20,352                         63
 Pirelli SpA (BK) . . . . . . .      71,100                         76
 Riunione Adriatica di
  Sicorta SpA (JR)  . . . . . .      11,879                        159
 Riunione Adriatica di
  Sicorta SpA - RNC (JR)  . . .       2,920                         35
 San Paolo-IMI SpA * (JP) . . .      39,996                        401
 Seat Pagine Gialle SpA
  (JA). . . . . . . . . . . . .     249,772                        183
 SNAM Retegas (J4)  . . . . . .      35,397                        104
 Telecom Italia Mobile SpA
  * (J2)  . . . . . . . . . . .     141,160                        577
 Telecom Italia Mobile SpA
  - RNC (J2)  . . . . . . . . .       8,200                         31
 Telecom Italia SpA * (J1). . .      99,500                        778
 Telecom Italia SpA - RNC
  (J1). . . . . . . . . . . . .      73,750                        390
 Tiscali SPA (JT) . . . . . . .       6,719                         41
 UniCredito Italiano SpA *
  (JP). . . . . . . . . . . . .     134,100                        605
                                                    ------------------
                                                                 9,210
Japan - 26.6%
 77 Bank, Ltd. (JP) . . . . . .      18,000                         71
 Acom Co., Ltd. * (JQ)  . . . .       2,300                        157
 Advantest (J0) . . . . . . . .       2,000                        124
 Aiful Corp. (JQ) . . . . . . .       1,000                         66
 Ajinomoto Co., Inc. (JH) . . .      18,000                        193
 Alps Electric Co. (JY) . . . .       6,000                         76

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND


                                                                Market
      Name of Issuer                 Shares                      Value
                                                               (000's)
COMMON STOCK - CONTINUED

Japan - Continued
 Amada Co., Ltd (BM)  . . . . .      11,000               $         53
 Asahi Breweries, Ltd.
  (JG). . . . . . . . . . . . .      13,000                        109
 Asahi Chemical Industry
  Co., Ltd. (BC)  . . . . . . .      39,000                        130
 Asahi Glass Co., Ltd.
  (BI). . . . . . . . . . . . .      22,000                        141
 Bank of Yokohama, Ltd. *
  (JP). . . . . . . . . . . . .      22,000                         94
 Benesse Corp. (BO) . . . . . .       2,600                         48
 Bridgestone Corp. (BU) . . . .      16,000                        220
 Canon, Inc. * (JZ) . . . . . .      18,000                        680
 Casio Computer Co. (BW)  . . .       9,000                         44
 Central Japan Railway Co.
  (BS). . . . . . . . . . . . .          35                        213
 Chugai Pharmaceutical
  Co., Ltd. (JO)  . . . . . . .       4,000                         48
 Citizen Watch Co., Ltd.
  (JY). . . . . . . . . . . . .      10,000                         67
 Credit Saison Co., Ltd.
  (JQ). . . . . . . . . . . . .       3,600                         85
 CSK Corp. * (JU) . . . . . . .       2,100                         75
 Dai-Ichi Pharmaceutical
  Co., Ltd. * (JO)  . . . . . .       7,000                        128
 Dai-Nippon Ink &
  Chemicals, Inc. (BC)  . . . .      24,000                         51
 Dai-Nippon Printng Co.,
  Ltd. (BO) . . . . . . . . . .      19,000                        252
 Daicel Chemical
  Industries, Ltd. (BC) . . . .      10,000                         34
 Daiei, Inc. (JD) . . . . . . .       4,500                          8
 Daikin Industries, Ltd.
  (BM). . . . . . . . . . . . .       5,000                         92
 Dainippon Screen
  Manufacturing Co., Ltd.
  (JY). . . . . . . . . . . . .       7,000                         36
 Daito Trust Construction
  Co., Ltd. (BJ)  . . . . . . .       3,600                         67
 Daiwa Bank Holdings NPV
  (JP). . . . . . . . . . . . .     119,000                         91
 Daiwa House Industry Co.,
  Ltd. (BW) . . . . . . . . . .      16,000                         98
 Daiwa Securities Group,
  Inc. (JQ) . . . . . . . . . .      30,000                        194
 Denki Kagaku Kogyo (BC)              3,000                         10
 Denso Corp. (BU) . . . . . . .      12,300                        192
 East Japan Railway Co.
  (BS). . . . . . . . . . . . .          79                        370
 Ebara Corp. (BM) . . . . . . .       9,000                         49
 Eisai Co. Ltd. * (JO)  . . . .       7,000                        180
 Fanuc, Ltd. * (BM) . . . . . .       3,000                        151
 Fuji Photo Film * (BX) . . . .      10,000                        323
 Fuji Soft ABC, Inc. (JV) . . .       1,000                         40
 Fuji Television Network,
  Inc. (JA) . . . . . . . . . .          11                         64
 Fujikura (BK)  . . . . . . . .      11,000                         40
 Fujisawa Pharmeceutical
  Co., Ltd. * (JO)  . . . . . .       2,000                         48
 Fujitsu, Ltd. (JX) . . . . . .      42,000                        293
 Furukawa Electric Co.
  (BK). . . . . . . . . . . . .      16,000                         61
 Hirose Electric Co., Ltd.*
  (JY)  . . . . . . . . . . . .       1,200                        105
 Hitachi, Ltd. * (JY) . . . . .      68,000                        440
 Honda Motor Co. * (BV) . . . .      15,500                        628
 Hoya Corp. * (JY)  . . . . . .       3,000                        218
 Isetan Co., Ltd. (JD)  . . . .       7,000                         71
 Ishikawajima-Harima Heavy
  Industries Co., Ltd.
  (BM). . . . . . . . . . . . .      28,000                         42
 Ito-Yokado Co., Ltd. *
  (JD). . . . . . . . . . . . .       9,000                        451
 Itochu Corp. (BN)  . . . . . .      34,000                        119
 Japan Airlines Co., Ltd.*
  (BQ)  . . . . . . . . . . . .      19,000                         54
 Japan Energy Corp. (BB)  . . .      26,000                         39
 Japan Tobacco, Inc. (JI) . . .          27                        181
 JGC Corp. (BJ) . . . . . . . .       5,000                         35
 Joyo Bank, Ltd. (JP) . . . . .      29,000                         78
 Jusco Co., Ltd. * (JD) . . . .       6,000                        160
 Kajima Corp. (BJ)  . . . . . .      25,000                         71
 Kamigumi Co., Ltd. (BR)  . . .       2,000                          8
 Kanebo (JK)  . . . . . . . . .       5,000                          9
 Kaneka Corp. (BC)  . . . . . .       5,000                         35
 Kansai Electric Power
  Co., Inc. (J3)  . . . . . . .       5,200                         82
 KAO Corp. (JJ) . . . . . . . .      14,000                        322
 Kawasaki Heavy Industry,
  Ltd. (BM) . . . . . . . . . .      37,000                         47
 Kawasaki Kisen (BR)  . . . . .      23,000                         32
 Kawasaki Steel Corp. (BF). . .      87,000                        113
 Keihin Electric Express
  Railway Co., Ltd. (BS)  . . .      17,000                         77
 Keyence Corp. * (JY) . . . . .         500                        106
 Kinden Corp. (BK)  . . . . . .      12,000                         57
 Kinki Nippon Railway (BS). . .      36,000                        117
 Kirin Brewery Co. * (JG) . . .      21,000                        147
 Kokuyo Co. (BO)  . . . . . . .       6,000                         63
 Komatsu, Ltd. (BM) . . . . . .      28,000                        100
 Komori Corp. (BM)  . . . . . .       3,000                         37
 Konami Co., Ltd. (BX)  . . . .       3,000                         63
 Konica Corp. (BX)  . . . . . .      11,000                         71
 Kubota Corp. * (BM)  . . . . .      36,000                        110
 Kuraray Co., Ltd. (BC) . . . .      10,000                         65
 Kurita Water Industries,
  Ltd. (BJ) . . . . . . . . . .       3,000                         37
 Kyocera Corp. * (JY) . . . . .       4,100                        299
 Kyowa Hakko Kogyo Co.,
  Ltd. (JO) . . . . . . . . . .       9,000                         49
 Makita Corp. * (BW)  . . . . .       8,000                         52
 Marui Co., Ltd. * (JD) . . . .      10,000                        127
 Matsushita Communication
  Industries (JW) . . . . . . .       1,600                         62
 Matsushita Electric
  Industrial Co. * (BW) . . . .      45,000                        614
 Meitic Corp. (JU)  . . . . . .       1,000                         33
 Millea Holdings, Inc. NPV*
  (JR)  . . . . . . . . . . . .          37                        304
 Mitsubishi Chemical Corp.
  (BC). . . . . . . . . . . . .      56,000                        130
 Mitsubishi Corp. (BN)  . . . .      19,000                        137
 Mitsubishi Electric Corp.
  (BK). . . . . . . . . . . . .      31,000                        139
 Mitsubishi Estate Co.,
  Ltd. * (JS) . . . . . . . . .      26,000                        213
 Mitsubishi Heavy
  Industries, Ltd. * (BM) . . .      74,000                        224
 Mitsubishi Logistcs Corp.
  (BR). . . . . . . . . . . . .       7,000                         48
 Mitsubishi Materials
  Corp. (BF)  . . . . . . . . .       9,000                         18
 Mitsubishi Rayon Co.,
  Ltd. (BC) . . . . . . . . . .      23,000                         75
 Mitsubishi Tokyo Finance
  (JP). . . . . . . . . . . . .          68                        458
 Mitsui & Co., Ltd. (BN)  . . .      31,000                        207
 Mitsui Fudosan Co., Ltd.*
  (JS)  . . . . . . . . . . . .      21,000                        186

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND


                                                                 Market
      Name of Issuer                 Shares                       Value
                                                                (000's)
COMMON STOCK - Continued

Japan - Continued
 Mitsui Marine & Fire
  Insurance Co., Ltd. *
  (JR). . . . . . . . . . . . .       30,000              $         161
 Mitsui Mining & Smelting
  Co., Ltd. (BF)  . . . . . . .       17,000                         51
 Mitsui Petrochemical Co.
  (BC). . . . . . . . . . . . .        5,000                         25
 Mitsui Trust Holdings NPV
  (JQ). . . . . . . . . . . . .       17,000                         35
 Mitsukoshi, Ltd. (JD)  . . . .       14,000                         42
 Mizuho Holdings, Inc.
  (JP). . . . . . . . . . . . .          167                        371
 Mori Seiki Co., Ltd. (BM). . .        5,000                         46
 Murata Manufacturing Co.,
  Ltd. * (JY) . . . . . . . . .        5,200                        334
 NAMCO, Ltd. (BZ) . . . . . . .        2,600                         50
 NEC Corp. * (JX) . . . . . . .       26,000                        181
 NGK Insulators (BM)  . . . . .       11,000                         87
 NGK Spark Plug Co. (BU)  . . .        7,000                         53
 Nidec Corp. * (JY) . . . . . .        1,300                         94
 Nikko Securities Co.,
  Ltd. * (JQ) . . . . . . . . .       19,000                         96
 Nikon Corp. (J0) . . . . . . .        8,000                         89
 Nintendo Corp., Ltd. *
  (BW). . . . . . . . . . . . .        2,600                        383
 Nippon Comsys Corp. (BJ) . . .        4,000                         22
 Nippon Express Co., Ltd.
  (BS). . . . . . . . . . . . .       13,000                         69
 Nippon Mitsubishi Oil
  Co., Ltd. (BB)  . . . . . . .       29,000                        150
 Nippon Sheet Glass Co.,
  Ltd. (BI) . . . . . . . . . .       11,000                         37
 Nippon Steel Co. (BF)  . . . .      133,000                        207
 Nippon Telegraph &
  Telephone Corp. * (J1)  . . .          129                        531
 Nippon Unipac Holding,
  Co. (BG)  . . . . . . . . . .           27                        167
 Nippon Yusen  Kabushiki
  Kaisha (BR) . . . . . . . . .       40,000                        138
 Nissan Motor Acceptance
  Corp. * (BV)  . . . . . . . .       57,000                        395
 Nitto Denko Corp. (BK) . . . .        4,000                        131
 Nkk Corp. (BF) . . . . . . . .       48,000                         46
 Nomura Securities Co.,
  Ltd. * (JQ) . . . . . . . . .       39,000                        573
 NSK, Ltd. (BM) . . . . . . . .       13,000                         54
 NTN Corp. (BM) . . . . . . . .        9,000                         35
 NTT Data Corp. (JU)  . . . . .           22                         88
 NTT Mobile Communications
  Network, Inc. * (J2)  . . . .          410                      1,009
 Obayashi Corp. (BJ)  . . . . .       16,000                         45
 Oji Paper Co. (BE) . . . . . .       27,000                        154
 Olympus Optical Co. (JL) . . .        6,000                         84
 Omron Corp. (JY) . . . . . . .        8,000                        116
 Onward Kashiyama Co.,
  Ltd. (BY) . . . . . . . . . .        7,000                         69
 Oracle Corp. (JV)  . . . . . .        1,000                         43
 Oriental Land Co., Ltd.
  (BZ). . . . . . . . . . . . .        1,800                        129
 Orix Corp. * (JQ)  . . . . . .        1,100                         89
 Osaka Gas Co. (J4) . . . . . .       51,000                        121
 Pioneer Corp. * (BW) . . . . .        5,000                         89
 Promise Co., Ltd. * (JQ) . . .        2,600                        131
 Ricoh Co., Ltd. (JZ) . . . . .       13,000                        225
 Rohm Co., Ltd. * (J0)  . . . .        2,400                        358
 Sankyo Co., Ltd. * (JO)  . . .       11,000                        150
 Sanrio Co., Ltd. (BW)  . . . .        3,000                         27
 Sanyo Electric Co. * (BW). . .       42,000                        183
 Secom Co. (BO) . . . . . . . .        4,500                        221
 Sega Enterprises (BW)  . . . .        2,900                         70
 Sekisui Chemical Co. (BW). . .       20,000                         68
 Sekisui House, Ltd. *
  (BW). . . . . . . . . . . . .       18,000                        132
 Seven-Eleven Japan * (JF). . .        8,000                        315
 Sharp Corp. (BW) . . . . . . .       23,000                        292
 Shimamura Co., Ltd. (JE) . . .          800                         61
 Shimano, Inc. (BX) . . . . . .        5,000                         68
 Shimizu Corp. (BJ) . . . . . .       19,000                         63
 Shin-Etsu Chemical Co. *
  (BC). . . . . . . . . . . . .        9,000                        387
 Shionogi & Co., Ltd. *
  (JO). . . . . . . . . . . . .        6,000                         77
 Shiseido Co., Ltd. * (JK). . .       11,000                        147
 Shizuoka Bank, Ltd. (JP) . . .       19,000                        115
 Showa Denko JPY50 (BC) . . . .       23,000                         37
 Showa Shell Sekiyu (BB)  . . .       12,000                         70
 Skylark Co., Ltd. (BZ) . . . .        3,000                         70
 SMC Corp. * (BM) . . . . . . .        1,400                        166
 Softbank Corp. (JT)  . . . . .        5,200                         72
 Sony Corp. * (BW)  . . . . . .       20,200                      1,067
 Sumitomo Bank (JP) . . . . . .       80,000                        390
 Sumitomo Chemical Co.
  (BC). . . . . . . . . . . . .       34,000                        155
 Sumitomo Corp. * (BN)  . . . .       20,000                        121
 Sumitomo Electric
  Industries (BK) . . . . . . .        5,000                         35
 Sumitomo Heavy Industry
  (BM). . . . . . . . . . . . .       23,000                         25
 Sumitomo Metal Industries
  (BF). . . . . . . . . . . . .      102,000                         45
 Sumitomo Metal Mining Co.
  (BF). . . . . . . . . . . . .       17,000                         77
 Sumitomo Osaka Cement
  JPY50 (BD)  . . . . . . . . .        5,000                          7
 Sumitomo Trust & Banking
  (JQ). . . . . . . . . . . . .       14,000                         67
 Taiheiyo Cement (BD) . . . . .       17,000                         32
 Taisho Pharmaceutical
  Co., Ltd. * (JO)  . . . . . .        7,000                        108
 Taiyo Yuden Co., Ltd.
  (JY). . . . . . . . . . . . .        4,000                         65
 Takara Shuzo Co., Ltd.
  (JG). . . . . . . . . . . . .        4,000                         27
 Takashimaya Co. (JD) . . . . .        9,000                         52
 Takeda Chemical
  Industries * (JO) . . . . . .       19,000                        834
 Takefuji Corp. * (JQ)  . . . .        2,210                        154
 TDK Corp. * (JY) . . . . . . .        1,700                         80
 Teijin, Ltd. (BC)  . . . . . .       25,000                         85
 Teikoku Oil Co., Ltd.
  (BB). . . . . . . . . . . . .       15,000                         60
 Terumo Corp. * (JL)  . . . . .        4,000                         53
 The Bank of Fukuoka, Ltd.
  (JP). . . . . . . . . . . . .        8,000                         32
 TIS, Inc. (JU) . . . . . . . .        1,000                         28
 Tobu Railway Co., Ltd.
  (BS). . . . . . . . . . . . .       29,000                         81
 Toda Corp. (BJ)  . . . . . . .        3,000                          7
 Toho Co., Ltd. (JA)  . . . . .        5,000                         57
 Tohoku Electric Power
  (J3). . . . . . . . . . . . .        9,100                        128
 Tokyo Electric Power (J3). . .       27,100                        557
 Tokyo Electron, Ltd. *
  (J0). . . . . . . . . . . . .        3,800                        248
 Tokyo Gas Co. (J4) . . . . . .       27,000                         75
 Tokyu Corp. * (BS) . . . . . .       26,000                        101
 Toppan Printing Co. (BO) . . .       16,000                        166

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND


                                                               Market
      Name of Issuer                Shares                      Value
                                                              (000's)
COMMON STOCK - Continued

Japan - Continued
 Toray Industries, Inc. *
  (BC). . . . . . . . . . . . .     33,000         $               88
 Toshiba Corp. * (JX) . . . . .     70,000                        285
 Tostem Corp. (BI)  . . . . . .      8,000                        136
 Toto, Ltd. (BI)  . . . . . . .     13,000                         61
 Toyo Seikan Kaisha, Ltd.
  (BE). . . . . . . . . . . . .      5,000                         66
 Toyota Motor Corp. * (BV). . .     51,900                      1,377
 Trend Micro, Inc. (JV) . . . .      2,000                         56
 Ube Industries (BL)  . . . . .     21,000                         33
 UFJ Holdings, Inc. (JP)  . . .         61                        148
 Uni-Charm Corp. (JJ) . . . . .      2,500                         94
 UNY Co., Ltd. (JD) . . . . . .      7,000                         79
 Wacoal Corp. * (BY)  . . . . .      8,000                         66
 World Co., Ltd. (BY) . . . . .      1,400                         41
 Yamaha Corp. (BX)  . . . . . .      6,000                         58
 Yamanouchi Pharmaceutical
  Co., Ltd. * (JO)  . . . . . .      8,000                        208
 Yamato Transport Co.,
  Ltd. (BP) . . . . . . . . . .     12,000                        219
 Yasuda F & M Insurance
  (JR). . . . . . . . . . . . .      6,000                         37
 Yokogawa Electric (JY) . . . .      8,000                         62
                                                   ------------------
                                                               31,658
Malaysia - 0.6%
 Berjaya Sports Toto
  Berhad (BZ) . . . . . . . . .      2,000                          2
 Commerce Asset Holdings
  (JP). . . . . . . . . . . . .     22,000                         47
 Gamuda Berhad (BJ) . . . . . .     22,000                         36
 IJM Corporation Berhad
  (BJ). . . . . . . . . . . . .     19,000                         26
 Malayan Banking Berhad *
  (JP). . . . . . . . . . . . .     53,000                        123
 Malaysia International
  Shipping Berhad (BR)  . . . .     52,000                         98
 Public Bank Berhad (JP)  . . .     58,400                         53
 Resorts World Berhad *
  (BZ). . . . . . . . . . . . .     35,000                         98
 Sime Darby Berhad * (BL) . . .     68,000                         89
 Telekom Malaysia Berhad
  (J1). . . . . . . . . . . . .     40,000                         84
 Tenaga Nasional Berhad
  (J3). . . . . . . . . . . . .     28,000                         74
 YTL Corp., Berhad (J3) . . . .     23,460                         29
                                                   ------------------
                                                                  759
Mexico - 0.7%
 America Movil SA de CV -
  Ser. L (J2) * . . . . . . . .    100,000                         67
 Cemex SA de CV - CPO *
  (BD). . . . . . . . . . . . .     24,000                        127
 Cifra SA de CV - Ser. V *
  (JD). . . . . . . . . . . . .     40,000                        108
 Fomento Economico
  Mexicano SA de CV * (JG). . .     20,000                         78
 Grupo Carso SA de CV -
  Ser. A1 * (BL)  . . . . . . .     16,000                         48
 Grupo Financiero Bancomer
  SA de CV - Cl. O * (JP) . . .     70,000                         57
 Grupo Modelo SA de CV -
  Ser. C * (JG) . . . . . . . .      9,000                         21
 Grupo Televisa SA (JA) . . . .     33,000                         62
 Kimberly-Clark de Mexico
  SA de CV * (BG) . . . . . . .     22,000                         59
 Nuevo Grupo Mexico (BF)  . . .     18,000                         26
 Telephonos de Mexico SA -
  Ser. L (J1) . . . . . . . . .    110,000                        174
                                                   ------------------
                                                                  827
Netherlands - 2.8%
 ABN Amro Holding NV *
  (JP). . . . . . . . . . . . .     12,500                        227
 Aegon NV * (JR)  . . . . . . .     10,900                        227
 Akzo Nobel NV * (BC) . . . . .        670                         29
 ASM Lithography Holding
  NV (J0) . . . . . . . . . . .      5,100                         81
 Elsevier NV * (JA) . . . . . .      9,300                        126
 Heineken NV EUR2 * (JG)  . . .      2,968                        130
 ING Groep NV CVA (JQ)  . . . .     17,000                        436
 Koninklijke KPN NV * (J1). . .     11,420                         53
 Koninklijke * (Royal)
  Philips Electronics NV
  (BW). . . . . . . . . . . . .     10,756                        300
 Koninklijke Ahold NV *
  (JF). . . . . . . . . . . . .      7,000                        147
 Royal Dutch Petroleum Co.
  * (BB)  . . . . . . . . . . .     18,350                      1,020
 TNT Post Group NV (BP) . . . .      5,610                        126
 Unilever NV - CVA * (JH) . . .      5,419                        354
 Wolters Kluwer NV - CVA *
  (JA). . . . . . . . . . . . .      2,300                         44
                                                   ------------------
                                                                3,300
New Zealand - 0.5%
 Carter Holt Harvey, Ltd.
  (BG). . . . . . . . . . . . .     75,200                         72
 Contact Energy Limited
  (J3). . . . . . . . . . . . .     62,600                        122
 Fisher & Paykel AP NPV
  (BW). . . . . . . . . . . . .     12,649                         57
 Fisher & Paykel
  Industries, Inc. (JL)   . . .      8,443                         34
 Fletcher Building (BD) . . . .     61,700                         83
 Telecom Corp. of New
  Zealand, Ltd. * (J1)  . . . .     75,400                        181
 The Warehouse Group, Ltd.
  (JD). . . . . . . . . . . . .     29,000                        104
                                                   ------------------
                                                                  653
Norway - 1.2%
 Bergesen DY ASA - Cl. A
  (BR). . . . . . . . . . . . .      4,300                         92
 Den Norske Bank (JP) . . . . .     18,760                        102
 Elkem ASA (BF) . . . . . . . .      4,400                         99
 Kvaerner plc (BA)  . . . . . .      7,600                          7
 Merkantildata ASA (JU) . . . .      9,800                          5
 Norsk Hydro ASA * (BB) . . . .      7,740                        368
 Norske Skogindustrier ASA
  - Ord Cl. A (BG)  . . . . . .      7,600                        141
 Opticom AS (JX)  . . . . . . .        160                          3
 Orkla ASA * (JH) . . . . . . .     11,820                        228
 SMEDVIG * (BA) . . . . . . . .      3,600                         23
 Smedvig ASA * (BA) . . . . . .      4,600                         24
 Statoil ASA (BB) * . . . . . .      8,160                         73
 Storebrand ASA (JR)  . . . . .     16,140                         97
 TANDERG ASA (JY) . . . . . . .      3,920                         46
 Telenor AS Ord * (J1)  . . . .     11,120                         39
 Tomra Systems ASA (BM) . . . .     10,000                         78
                                                   ------------------
                                                                1,425

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND


                                                                  Market
      Name of Issuer                 Shares                        Value
                                                                 (000's)
COMMON STOCK - CONTINUED
Philippines - 0.1%
 Ayala Land, Inc. (JS)  . . . .       36,460         $                4
 Metro Bank & Trust (JP)  . . .       65,450                         44
 Philippine Long Distance
  Telephone Co. * (J1)  . . . .        3,200                         23
 SM Prime Holdings, Inc.
  (JS). . . . . . . . . . . . .      545,000                         60
                                                     ------------------
                                                                    131
Portugal - 0.7%
 Banco Comercial Portgues
  SA (JP) . . . . . . . . . . .       49,000                        170
 BPI-SGPS SA - Registered
  Shares (JQ) . . . . . . . . .       32,490                         79
 Brisa-Auto Estradas de
  Portugal SA (BT)  . . . . . .       16,750                         94
 Electricidade de Portugal
  SA (J3) . . . . . . . . . . .       67,500                        130
 Part Multimedia SGPS (JA). . .        4,557                         40
 Portugal Telecom SA *
  (J1). . . . . . . . . . . . .       36,700                        259
 Sonae SGPS SA (BL) . . . . . .       87,600                         49
                                                     ------------------
                                                                    821
Singapore - 0.4%
 Chartered Semiconductor
  Manufacturing (J0)  . . . . .       12,000                         25
 City Developments, Ltd.
  (JS). . . . . . . . . . . . .       15,000                         48
 Cycle & Carriage, Ltd.
  (JB). . . . . . . . . . . . .       14,000                         38
 DBS Group Holdings, Ltd.
  * (JP)  . . . . . . . . . . .       17,000                        119
 Neptune Orient Lines,
  Ltd. (BR) . . . . . . . . . .       14,000                          8
 Oversea-Chinese Banking
  Corp., Ltd. (JP)  . . . . . .       16,000                        106
 Singapore
  Telecommunications, Ltd.
  * (J1)  . . . . . . . . . . .      101,000                         78
 United Overseas Bank,
  Ltd. * (JP) . . . . . . . . .       13,448                         97
                                                     ------------------
                                                                    519
South Africa - 1.3%
 Anglo American Platinum
  Corp., Ltd. (BF)  . . . . . .        1,600                         63
 Anglo American plc * (BF). . .       27,100                        449
 AngloGold, Ltd. (BF) . . . . .          900                         48
 Barlow, Ltd. * (BL)  . . . . .       11,700                         71
 Dimension Data Holdings
  plc (JU)  . . . . . . . . . .       79,483                         49
 FirstRand, Ltd. (JP) . . . . .       57,900                         43
 Foschini, Ltd. (JE)  . . . . .       37,100                         31
 Gold Fields Mining (BF)  . . .        9,600                        113
 Impala Platinum Holdings,
  Ltd. (BF) . . . . . . . . . .        1,000                         55
 Imperial Holdings, Ltd.
  (JE). . . . . . . . . . . . .       10,091                         54
 Investec Group, Ltd. (JQ). . .        2,300                         35
 Liberty Life Association
  of Africa, Ltd. (JR)  . . . .       12,400                         67
 M-Cell, Ltd. (J2)  . . . . . .       40,200                         45
 Nampak, Ltd. (BE)  . . . . . .       25,500                         34
 Nedcor, Ltd. * (JP)  . . . . .        6,600                         74
 Sappi, Ltd. * (BG) . . . . . .        5,700                         80
 Sasol, Ltd. * (BB) . . . . . .       11,800                        125
 South African Breweries
  plc (JG)  . . . . . . . . . .        9,400                         74
 Standard Bank Investment
  Corp., Ltd. (JP)  . . . . . .       18,000                         56
                                                     ------------------
                                                                  1,566
South Korea - 1.9%
 Hana Bank (JP) . . . . . . . .        1,990                         28
 Hyundai Motor Co., Ltd.
  (BV). . . . . . . . . . . . .        3,560                        107
 Kia Motors Corp. (BV)  . . . .        3,310                         30
 Kookmin Bank * (JP)    . . . .        4,889                        237
 Korea Electric Power
  Corp. * (J3)  . . . . . . . .        9,000                        165
 Korea Telecom Corp. (J1) . . .        1,040                         42
 Korea Telecom Freetel
  (J2). . . . . . . . . . . . .        1,400                         46
 LG Chemical (BC) . . . . . . .        2,035                         74
 LG Electronics (BL)  . . . . .          399                         12
 LG Electronics, Inc. (BW). . .        1,931                         77
 LG Investment &
  Securities Co., Ltd.
  (JQ). . . . . . . . . . . . .        2,460                         27
 Pohang Iron & Steel Co.,
  Ltd. (BF) . . . . . . . . . .        1,230                        136
 Samsung Corp. (BN) . . . . . .        6,120                         37
 Samsung Display Devices
  Co. (JY)  . . . . . . . . . .        1,000                         77
 Samsung Electro-Mechanics
  Co. (JY)  . . . . . . . . . .        1,460                         71
 Samsung Electronics *
  (J0). . . . . . . . . . . . .        2,630                        719
 Samsung Fire & Marine
  Insurance (JR)  . . . . . . .        1,562                         96
 Samsung Securities Co.,
  Ltd. (JQ) . . . . . . . . . .        1,280                         37
 Shinhan Financial (JP) . . . .        4,090                         58
 SK Telecom Co., Ltd. *
  (J2). . . . . . . . . . . . .          940                        210
                                                     ------------------
                                                                  2,286
Spain - 3.7%
 Actividades de
  Construccion y Servicios
  SA (BJ) . . . . . . . . . . .        2,419                         78
 Amadeus Global Travel -
  Ser. A (BO) . . . . . . . . .        5,240                         34
 Autopistas Concesionaria
  Espanola SA (BT)  . . . . . .       13,503                        150
 Banco Bilbao Vizcaya SA *
  (JP). . . . . . . . . . . . .       66,673                        753
 Banco Santander Central
  Hispano SA * (JP) . . . . . .      108,100                        857
 Endesa SA * (J3) . . . . . . .       18,500                        268
 Fomento de Construcciones
  y Contratas SA (BJ) . . . . .        1,400                         34
 Gas Natural SDG SA - E
  Shares * (J4) . . . . . . . .        6,400                        123
 Grupo Dragados SA (BJ) . . . .        2,600                         46
 Iberdrola SA (J3)  . . . . . .       19,900                        289
 Inditex (JE) . . . . . . . . .        3,706                         78
 Repsol SA * (BB) . . . . . . .       30,000                        353
 Sol Melia SA (BZ)  . . . . . .        5,700                         43
 Tabacalera SA - Cl. A
  (JI). . . . . . . . . . . . .        7,714                        159
 Telefonica SA * (J1) . . . . .       99,579                        834

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                 Market
      Name of Issuer                   Shares                    Value
                                                                (000's)
COMMON STOCK - Continued
Spain - Continued
 Terra Networks SA (JT) . . . . .       9,309                  $      53
 Union Electrica Fenosa SA
  (J3). . . . . . . . . . . . . .       8,400                        154
 Vallehermoso SA (JS) . . . . . .       8,700                         83
                                                               ---------
                                                                   4,389
Supra National - 0.0%
 Mahindra & Mahindra, Ltd.
  - GDR (BV)  . . . . . . . . . .      16,500                         35
Sweden - 1.3%
 Drott AB - B Shares (JS) . . . .       5,400                         62
 Electrolux AB - Ser. B *
  (BW). . . . . . . . . . . . . .       3,800                         77
 Hennes & Mauritz AB - B
  Shares * (JE) . . . . . . . . .      10,300                        206
 NetCom Systems, Inc. -
  Cl. B (J1)  . . . . . . . . . .       1,732                         32
 Nordic Baltic Holding AB
  (JP). . . . . . . . . . . . . .      34,928                        190
 Sandvik AB * (BM)  . . . . . . .       4,350                        108
 Securitas AB - B Shares *
  (BO). . . . . . . . . . . . . .       4,700                         96
 Skand Enskilda Banken -
  Cl. A (JP)  . . . . . . . . . .      10,200                        107
 Skandia Forsakrings AB
  (JR). . . . . . . . . . . . . .      13,900                         63
 Skanska AB - Ser. B (BJ) . . . .       4,400                         30
 Svenska Cellulosa AB -
  Cl. B (BG)  . . . . . . . . . .       3,100                        110
 Svenska Handelsbanken,
  Inc. - A Shares (JP)  . . . . .       6,350                         97
 Telefonaktiebolaget LM
  Ericsson AB (JW)  . . . . . . .     121,300                        183
 Telia AB (J1)  . . . . . . . . .      17,050                         47
 Volvo AB * (BM)  . . . . . . . .       5,750                        119
                                                               ---------
                                                                   1,527
Switzerland - 1.6%
 Adecco SA (BO) * . . . . . . . .         600                         36
 Credit Suisse Group *
  (JP)  . . . . . . . . . . . . .       6,280                        199
 Nestle SA * (JH)   . . . . . . .       1,460                        340
 NovartisS AG (JO) *  . . . . . .      11,270                        495
 Roche Holdings AG (JO) . . . . .       1,000                        114
 Roche Holdings AG
  Genusscheine NPV * (JO) . . . .       2,113                        159
 Swiss Reinsurance Co. *
  (JR)  . . . . . . . . . . . . .         600                         58
 Swisscom AG - Reg. * (J1)  . . .         360                        104
 Syngenta AG (BC) . . . . . . . .         547                         33
 UBS AG * (JP)    . . . . . . . .       5,928                        297
 Zurich Finance (JR)  . . . . . .         323                         65
                                                               ---------
                                                                   1,900
Taiwan - 1.1%
 Acer Communicaton (JX) . . . . .      19,000                         31
 Acer, Inc. (JX)  . . . . . . . .      37,000                         38
 Advanced Semiconductor
  Engineering, Inc. (J0). . . . .      59,000                         39
 Arima Computer (JX)  . . . . . .      45,000                         25
 Asustek Computer * (JX). . . . .      18,000                         54
 AU Optronics Corp. (JY). . . . .      53,000                         50
 China Dev Fin Holding
  (JP). . . . . . . . . . . . . .      50,000                         34
 China Trust Finance (JP) . . . .      36,000                         32
 CMC Magnetics Corp. (JX) . . . .      43,000                         27
 Compal Electronics, Inc.
  * (JX)  . . . . . . . . . . . .      32,000                         31
 Formosa Chemical & Fibre
  (BC). . . . . . . . . . . . . .      28,000                         25
 Formosa Plastic (BC) . . . . . .      28,000                         34
 Hon Hai Precision
  Insustry Co., Ltd. - Cl. G *
  (JY)  . . . . . . . . . . . . .      15,000                         61
 Kinpo Electronics (JZ) . . . . .      63,280                         34
 Lite on Technology (JX). . . . .      20,000                         27
 Liton Electronic (JY)  . . . . .      33,000                         27
 Macronix International
  Co., Ltd. (J0)  . . . . . . . .      54,000                         31
 Micro Star International
  (JX). . . . . . . . . . . . . .       8,000                         23
 Nan Ya Plastic Corp. (BC). . . .      44,000                         41
 Quanta Computer, Inc.
  (JX). . . . . . . . . . . . . .      13,000                         37
 Realtek Semiconductor
  Corp. (J0)  . . . . . . . . . .       7,000                         25
 Ritek Corp. (JX) . . . . . . . .      36,000                         29
 Siliconware Precision
  (J0). . . . . . . . . . . . . .      44,000                         31
 Taiwan Semiconductor *
  (J0). . . . . . . . . . . . . .     125,000                        254
 Tatung (BL)  . . . . . . . . . .     100,000                         29
 United Microelectronics
  Corp. * (J0). . . . . . . . . .     135,000                        162
 Via Technologies Inc. *
  (J0). . . . . . . . . . . . . .      11,000                         24
 Winbond Electronic (J0). . . . .      69,000                         39
                                                               ---------
                                                                   1,294
Thailand - 0.2%
 Advanced Information
  Services (J2) . . . . . . . . .      65,700                         63
 PTT Exploration &
  Production Public Co.,
  Ltd. (BB) . . . . . . . . . . .      22,200                         62
 Siam Cement Public Co.,
  Ltd. (BD) . . . . . . . . . . .       2,400                         62
                                                               ---------
                                                                     187
Turkey - 0.0%
 Arcelik AS (BW)  . . . . . . . .   2,360,200                         15
 Turkiye Is Bankasi - Cl. C
  (JP)  . . . . . . . . . . . . .  14,914,592                         38
                                                               ---------
                                                                      53
United Kingdom - 9.6%
 Amvescap plc * (JQ)  . . . . . .       6,400                         52
 AstraZeneca Group plc *
  (JO). . . . . . . . . . . . . .      12,739                        528
 Barclays Ord. (JP) . . . . . . .      50,100                        422
 Barratt Developments plc
  (BW). . . . . . . . . . . . . .       1,400                          9
 Bass plc (BZ)  . . . . . . . . .       4,300                         44
 BG Group plc * (BB)  . . . . . .      33,066                        144
 Billiton plc (BF)  . . . . . . .       7,000                         38
 BOC Group plc * (BC) . . . . . .       6,300                         98
 Boots Co. plc (JF) . . . . . . .       6,600                         65
 BP Amoco plc (BB)  . . . . . . .     161,200                      1,354
 Brambles Industries Ord *
  (BO)  . . . . . . . . . . . . .       7,600                         38
 British Aerospace plc
  (BH). . . . . . . . . . . . . .      24,663                        126
 British Airport Authority
  plc (BT)  . . . . . . . . . . .      11,700                        107
 British American Tobacco
  plc * (JI)  . . . . . . . . . .      15,100                        162
 British Land Co. plc (JS). . . .       9,000                         76
 British Sky Broadcast plc
  (JA). . . . . . . . . . . . . .      12,100                        116

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                  Market
      Name of Issuer                   Shares                     Value
                                                                 (000's)
COMMON STOCK - Continued

United Kingdom - Continued
 BT Group Ord (J1)  . . . . . . .      64,100                  $     246
 Cadbury Schweppes plc *
  (JH). . . . . . . . . . . . . .      17,900                        134
 Canary Wharf Group Ord
  (JS). . . . . . . . . . . . . .       8,900                         60
 Carlton Communications
  plc * (JA)  . . . . . . . . . .      13,900                         44
 Centrica plc * (J4)  . . . . . .      37,600                        116
 CGU plc (JR) . . . . . . . . . .      20,600                        166
 Compass Group plc * (BZ) . . . .      25,122                        152
 Diageo plc * (JG)  . . . . . . .      24,600                        320
 Dixons Group plc (JE)  . . . . .      23,200                         68
 EMI Group plc (JA) . . . . . . .       9,000                         34
 GKN Ord * (BU)   . . . . . . . .       7,600                         36
 GlaxoSmithKline plc *
  (JO). . . . . . . . . . . . . .      44,292                        958
 Granada Compass plc *
  (JA). . . . . . . . . . . . . .      25,122                         43
 Hanson plc * (BD)  . . . . . . .       8,990                         64
 Hays plc * (BO)  . . . . . . . .      14,400                         34
 HBOS Ord (JP)  . . . . . . . . .      21,800                        236
 Hilton Group plc * (BZ). . . . .      27,700                         96
 HSBC Holdings plc (JP) . . . . .      63,900                        735
 Imperial Chemical
  Industries plc * (BC) . . . . .       7,100                         35
 Invensys plc (BM)  . . . . . . .      38,785                         53
 J Sainsbury plc * (JF) . . . . .      18,100                         98
 Kingfisher plc Ord * (JE). . . .      13,454                         65
 Land Securities plc (JS) . . . .       8,400                        111
 Lattice Group * (J4) . . . . . .      31,766                         83
 Legal & General Group plc
  (JR). . . . . . . . . . . . . .      58,600                        117
 Lloyds TSB Group plc (JP). . . .      42,300                        421
 Marks & Spencer Ord *
  (JD)  . . . . . . . . . . . . .      17,566                        100
 National Grid Group Ord *
  (J3)  . . . . . . . . . . . . .      14,900                        106
 National Power plc (J5). . . . .      14,200                         36
 Nycomed Amersham plc (JL). . . .       5,700                         50
 P&O Princess Cruises plc
  (BZ). . . . . . . . . . . . . .       9,000                         57
 Pearson plc * (JA) . . . . . . .       8,100                         81
 Peninsular & Oriental
  Steam Navigation Co.
  (BR). . . . . . . . . . . . . .       6,800                         25
 Prudential Corp. (JR)  . . . . .      19,300                        177
 Rank Group plc * (BZ)  . . . . .      18,400                         75
 Reed International plc
  (JA). . . . . . . . . . . . . .       9,400                         89
 Rentokil Initial plc (BO). . . .      26,700                        109
 Reuters Group plc * (JA) . . . .      12,500                         66
 Rio Tinto plc - Reg. *
  (BF). . . . . . . . . . . . . .       6,600                        121
 Royal Bank of Scotland
  Group * (JP). . . . . . . . . .      19,000                        539
 Schroders (JQ) . . . . . . . . .       3,150                         28
 Scottish Power plc * (J3). . . .      17,100                         92
 Shell Transport & Trading
  Co. plc * (BB)  . . . . . . . .      50,700                        383
 Slough Estates Finance
  plc (JS)  . . . . . . . . . . .       8,000                         44
 Tesco plc * (JF) . . . . . . . .      55,900                        203
 The Great Universal
  Stores plc (JC) . . . . . . . .      11,900                        109
 The Sage Group plc (JV). . . . .      15,700                         41
 Unilever plc * (JH)  . . . . . .      20,503                        187
 United Utilities plc *
  (J5). . . . . . . . . . . . . .      10,400                         97
 Vodafone AirTouch plc
  (J2). . . . . . . . . . . . . .     477,621                        655
 WPP Group plc * (JA) . . . . . .       7,500                         63
                                                               ---------
                                                                  11,437
United States - 1.3%
 Bajaj Auto, Ltd. - GDR
  (95). . . . . . . . . . . . . .       5,900                         59
 Banco Santiago SA - ADR *
  (JP). . . . . . . . . . . . . .       2,900                         50
 Check Point Software
  Technologies, Ltd. *
  (JT). . . . . . . . . . . . . .       4,200                         57
 Compania Cervecerias
  Unidas SA - ADR * (JG). . . . .       3,900                         60
 Compania de
  Telecomunicaciones de
  Chile SA * (J1) . . . . . . . .       2,500                         31
 EIH, Ltd. - GDR (BZ) . . . . . .       6,700                         31
 Embotelladora Andina SA -
  ADR * (JG)  . . . . . . . . . .       6,100                         44
 Empresa Nacional de
  Electricidad SA - ADR *
  (J3). . . . . . . . . . . . . .      10,100                         81
 Enersis SA - ADR * (J3). . . . .       3,700                         21
 Grasim Industries, Ltd. -
  GDR (BL)  . . . . . . . . . . .       7,100                         44
 Great Eastern Shipping
  Co. - GDR (BL)  . . . . . . . .       9,020                         33
 Hindalco Industries, Ltd.
  - GDR (BF)  . . . . . . . . . .       4,900                         76
 Huaneng Power
  International, Inc. -
  ADR * (J3)  . . . . . . . . . .       1,800                         58
 ITC, Ltd. - GDR (JI) . . . . . .       5,900                         78
 Lukoil Holding - ADR *
  (BB). . . . . . . . . . . . . .       5,600                        363
 Ranbaxy Laboratories,
  Ltd. - GDR (JO) . . . . . . . .       4,100                         80
 Reliance Industries, Ltd.
  - GDR (BC)  . . . . . . . . . .      11,000                        132
 Surgutneftegaz - ADR (BB). . . .       9,100                        177
 Tatneft - ADR Reg. S (BB). . . .       2,400                         33
 Unified Energy Systems
  Russia - ADR (J3) . . . . . . .       6,700                         67
                                                               ---------
                                                                   1,575
                                                               ---------
              TOTAL COMMON STOCK-        94.7%                   112,579

PREFERRED STOCK

Australia - 0.1%
 News Corp., Ltd (JA) . . . . . .      31,300                        144

Brazil - 0.6%
 Aracruz Celulose SA (J2) . . . .      15,000                         30
 Banco Bradesco SA (JP) . . . . .  14,592,800                         57
 Banco Itau SA (JP) . . . . . . .   1,380,000                         78
 Centrais Electricas
  Brasileires (J3)  . . . . . . .   6,437,000                         61
 Compahnia de Bebidas das
  Americas (JG) . . . . . . . . .     505,000                         78
 Companhia Energetica de
  Minas Gerais  (J3). . . . . . .   3,101,998                         35
 Companhia Vale do Rio
  Doce (BH) . . . . . . . . . . .       5,600                        145
 Petroleo Brasileiro SA
  (BB). . . . . . . . . . . . . .       6,800                        118

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                Market
      Name of Issuer                  Shares                   (Value)
                                                               (000's)
PREFERRED STOCK - Continued

Brazil - Continued
 Tele Centro Sul
  Participacoes (J1)  . . . . .     6,634,000                 $       37
                                                              ----------
                                                                     639
Germany - 0.3%
 Henkel KGAA (BV) . . . . . . .         1,500                        103
 Porsche AG (BV). . . . . . . .           250                        119
 Prosiebebensati Medi (BU). . .         4,091                         41
 Volkswagen AG (BV) . . . . . .         3,212                        104
 Wella AG (BU)  . . . . . . . .           500                         30
                                                              ----------
                                                                     397
South Korea - 0.1%
 Samsung Electronics (JY) . . .           550                         75
                                                              ----------
         TOTAL PREFERRED STOCK-           1.1%                     1,255

WARRANTS

Mexico - 0.0%
 Cemex SA (BJ)
 expires 12/21/04 (Cost $1) . .         2,000                          2
                                                              ----------
                TOTAL WARRANTS-           0.0%                         2

RIGHTS

Austria - 0.0%
 Erste Bank Der Ost (JP)
 expires 09/19/02 (Cost $0) . .         3,400                          0
Malaysia - 0.0%
 Berjaya Sports (BX)
 expires 06/11/02 (Cost $0) . .         2,700                          2
Thailand - 0.0%
 TelecomAsia (JI)
 expires 04/03/02 (Cost $0) . .        35,747                          0
                                                              ----------
                  TOTAL RIGHTS-           0.0%                         2

SHORT-TERM INVESTMENTS - 4.5%

Investment in joint
  trading account (Note B)- 4.2%
  1.885% due 07/01/02 . . . . .         4,988                      4,988
 U.S. Treasury Bills - 0.3%
  1.66% due 09/19/02  . . . . .           350                        348
                                                              ----------
               TOTAL SHORT-TERM
                  INVESTMENTS -           4.5%                     5,336
                                     --------                 ----------
             TOTAL INVESTMENTS-         100.3%                   119,174
        Payables, less cash and
                   receivables-          (0.3)%                     (330)
                                     --------                 ----------
                    NET ASSETS-         100.0%                $  118,844
                                     ========                 ==========

ADR-American Depository Receipt.
GDR-Global Depository Receipt.
* Non-income producing security.
See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                          Market       % of
                                            Industry       Value     Long-Term
            Industry                      Abbreviation     (000s)   Investments

Banks. . . . . . . . . . . . . . . . . .       JP        $ 16,387      14.4%
Oil & Gas. . . . . . . . . . . . . . . .       BB           8,678       7.6%
Pharmaceuticals. . . . . . . . . . . . .       JO           5,796       5.1%
Insurance. . . . . . . . . . . . . . . .       JR           5,649       5.0%
Diversified Telecommunication
   Services. . . . . . . . . . . . . . .       J1           5,519       4.8%
Electric Utilities . . . . . . . . . . .       J3           5,452       4.8%
Automobiles. . . . . . . . . . . . . . .       BV           5,039       4.5%
Chemicals. . . . . . . . . . . . . . . .       BC           4,779       4.2%
Household Durables . . . . . . . . . . .       BW           3,588       3.1%
Wireless Telecommunications
   Services. . . . . . . . . . . . . . .       J2           3,132       2.8%
Metals & Mining. . . . . . . . . . . . .       BF           2,989       2.6%
Diversified Financials . . . . . . . . .       JQ           2,934       2.6%
Electronic Equipment &
   Instruments . . . . . . . . . . . . .       JY           2,870       2.6%
Industrial Conglomerates                       BL           2,658       2.3%
Semiconductor Equipment &
   Products. . . . . . . . . . . . . . .       J0           2,618       2.3%
Media. . . . . . . . . . . . . . . . . .       JA           2,285       2.0%
Machinery. . . . . . . . . . . . . . . .       BM           1,986       1.8%
Food Products. . . . . . . . . . . . . .       JH           1,923       1.7%
Food & Drug Retailing. . . . . . . . . .       JF           1,855       1.6%
Multiline Retail . . . . . . . . . . . .       JD           1,727       1.5%
Real Estate Investment Trust . . . . . .       JS           1,686       1.5%
Transportation Infrastructure. . . . . .       BT           1,578       0.7%
Construction & Engineering . . . . . . .       BJ           1,481       1.2%
Beverages. . . . . . . . . . . . . . . .       JG           1,436       1.3%
Software . . . . . . . . . . . . . . . .       JV           1,405       1.3%
Hotels Restaurants & Leisure . . . . . .       BZ           1,369       1.2%
Commercial Services & Supplies . . . . .       BO           1,162       1.0%
Computers & Peripherals. . . . . . . . .       JX           1,152       1.0%
Road & Rail. . . . . . . . . . . . . . .       BS           1,090       1.0%
Communications Equipment . . . . . . . .       JW           1,044       0.9%
Construction Materials . . . . . . . . .       BD           1,005       0.9%
Multi-Utilities. . . . . . . . . . . . .       J5           1,002       0.9%
Paper & Forest Products. . . . . . . . .       BG             969       0.8%
Office Electronics . . . . . . . . . . .       JZ             939       0.8%
Leisure Equipment & Products . . . . . .       BX             936       0.9%
Personal Products. . . . . . . . . . . .       JK             904       0.8%
Electrical Equipment                           BK             897       0.7%
Trading Companies &
   Distributors. . . . . . . . . . . . .       BN             880       0.7%
Gas Utilities. . . . . . . . . . . . . .       J4             763       0.7%
Marine . . . . . . . . . . . . . . . . .       BR             669       0.6%
Textiles & Apparel . . . . . . . . . . .       BY             644       0.5%
Auto Components. . . . . . . . . . . . .       BU             630       0.6%
Specialty Retail . . . . . . . . . . . .       JE             601       0.5%
Tobacco. . . . . . . . . . . . . . . . .       JI             580       0.5%
Health Care Equipment &
   Supplies. . . . . . . . . . . . . . .       JL             503       0.4%
IT Consulting & Services . . . . . . . .       JU             401       0.4%
Aerospace & Defense. . . . . . . . . . .       BH             248       0.2%
                                                         ---------   -------
                                                         $113,838     100.0%
                                                         =========   =======

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
-------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND B
                                                         Market
Name of Issuer                            Shares          Value
                                                         (000's)
COMMON STOCK

Australia - 0.8%
 Brambles Industries, Ltd. * (BO)  . . .     21,900      $   116
 Broken Hill Proprietary Co., Ltd. * (BF)    13,000           75
 National Australia Bank, Ltd. * (JP) .       3,700           74
                                                         -------
                                                             265

Belgium - 0.6%
 Dexia NPV * (JP)  . . . . . . . . . . .      7,300          113
 Fortis NPV * (JQ) . . . . . . . . . . .      2,300           49
 UCB SA * (JO) . . . . . . . . . . . . .        956           35
                                                         -------
                                                             197

Canada - 2.1%
 Alcan Aluminum, Ltd. (BF)  . . . . . .       5,290          201
 Inco, Ltd. * (BF) . . . . . . . . . . .     10,500          236
 Royal Bank of Canada (JP) . . . . . . .      7,000          242
                                                         -------
                                                             679

Denmark - 0.5%
 Novo Nordisk AS * (JO) . . . . . . . .       2,900           96
 Tele Danmark AS (J1) . . . . . . . . .       1,695           47
                                                         -------
                                                             143

Egypt - 0.2%
 Egypt Mobile Phone (J2) . . . . . . . .      8,275           49

Finland - 1.3%
 Nokia Oyj * (JW)  . . . . . . . . . . .     27,946          408

France - 12.3%
 Altran Technologies SA * (JU) . . . . .      1,200           35
 AXA * (JR) . . . . . . . . . . . . . .       8,700          159
 BNP Paribas * (JP) . . . . . . . . . .       8,000          442
 Bouygues SA * (J2) . . . . . . . . . .       1,000           28
 Cap Gemini SA * (JU)  . . . . . . . . .        350           14
 CIE De St. Gobain (ST)  . . . . . . . .      4,580          205
 Groupe Danone * (JH)  . . . . . . . . .        300           41
 Hermes International * (BY) . . . . . .        823          130
 L'Oreal SA * (JK) . . . . . . . . . . .        216           17
 Lafarge SA * (BD)  . . . . . . . . . .         165           16
 LVMH * (Louis Vuitton Moet Hennessy)
  (BY) . . . . . . . . . . . . . . . . .      2,170          109
 Orange SA * (J2) . . . . . . . . . . .       9,900           46
 Pinault-Printemps-Redoute SA * (JD)  .         544           64
 Rhone-Poulenc SA * (JO) . . . . . . . .      6,609          467
 Sanofi-Synthelabo SA * (JO)  . . . . .       6,044          367
 Schneider SA * (BK) . . . . . . . . . .      3,000          161
 Societe Generale - Cl. A * (JP) . . . .      1,470           97
 Societe Television Francaise (JA) . . .      8,806          235
 Sodexho Alliance SA * (BZ) . . . . . .       7,800          295
 STMicroelectronics * (J0) . . . . . . .      3,680           92
 Thomson Multimedia * (BW) . . . . . . .      2,900           68
 Total Fina SA - Cl. B * (BB) . . . . .       5,092          825
 Vivendi Universal SA * (JA) . . . . . .      2,900           63
                                                         -------
                                                           3,976

Germany - 2.9%
 Allianz AG - Reg. * (JR)  . . . . . . .      1,200          242
 Bayer AG * (BC)  . . . . . . . . . . .       1,330           43
 Bayerische Vereinsbank AG * (JP) . . . .       998           33
 Deutsche Bank AG * (JP) . . . . . . . .      2,712          188
 Deutsche Telekom AG * (J1) . . . . . .       1,055           10
 E.On AG (J3)  . . . . . . . . . . . . .      2,734          158
 Gehe AG * (JM) . . . . . . . . . . . .       2,615          109
 Rhoen-Klinikum AG * (JM) . . . . . . .       1,078           54
 SAP AG * (JV) . . . . . . . . . . . . .        740           72
 Siemens AG * (BL)  . . . . . . . . . .         656           39
                                                         -------
                                                             948

Greece - 0.2%
 Hellenic Telecommunication
 Organization SA * (J1) . . . . . . . .       3,060           48

Hong Kong - 1.4%
 Cheung Kong Holdings, Ltd. * (JS) . . .     17,000          141
 Henderson Land Development Co., Ltd.
 * (JS)                                      29,000          119
 HSBC Holdings plc (JP) . . . . . . . .      10,400          120
 Hutchison Whampoa, Ltd. * (BL)  . . . .     10,000           75
                                                          -------
                                                             455

Italy - 5.0%
 Alleanza Assicurazioni * (JR)  . . . .      14,760          141
 Assicurazioni Generali * (JR) . . . . .      2,249           53
 Banca Intesa SpA (JP)  . . . . . . . .     100,110          305
 Bipop-Carire SpA * (JQ)  . . . . . . .      11,640           16
 ENI * (BB) . . . . . . . . . . . . . .      19,900          316
 Mediaset SpA * (JA) . . . . . . . . . .      3,581           28
 Mediolanum SpA * (JQ) . . . . . . . . .      7,140           43
 Olivetti SpA * (J1)  . . . . . . . . .      28,540           30
 San Paolo-IMI SpA * (JP)  . . . . . . .        990           10
 Telecom Italia Mobile SpA * (J2) . . .      52,270          214
 Telecom Italia SpA * (J1) . . . . . . .     15,080          118
 Telecom Italia SpA - RNC (J1) . . . . .     16,300           86
 UniCredito Italiano SpA * (JP) . . . .      55,220          249
                                                         -------
                                                           1,609

Japan - 11.0%
 Canon, Inc. * (JZ) . . . . . . . . . .       9,000          340
 Credit Saison Co., Ltd. (JQ) . . . . .       4,200          100
 Dai-Ichi Pharmaceutical Co., Ltd. * (JO)     3,000           55
 DDI Corp. (J2)  . . . . . . . . . . . .         31           96
 Fanuc, Ltd. * (BM) . . . . . . . . . .       1,100           55
 Fuji Television Network, Inc. (JA) . .          13           75
 Fujisawa Pharmeceutical Co., Ltd. * (JO)     7,000          167
 Hitachi Chemical * (JY) . . . . . . . .      5,100           57
 Ito-Yokado Co., Ltd. * (JD)  . . . . .       3,000          150
 Keyence Corp. * (JY) . . . . . . . . .         200           42
 Kyocera Corp. * (JY) . . . . . . . . .       1,200           87
 Marui Co., Ltd. * (JD)  . . . . . . . .     10,000          127

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
-------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND B

                                                        Market
Name of Issuer                             Shares        Value
                                                        (000's)
COMMON STOCK - Continued

Japan - Continued
 Mitsui Fudosan Co., Ltd. * (JS)  . . .      14,000      $   124
 Murata Manufacturing Co., Ltd. * (JY)        1,900          122
 Nippon Telegraph & Telephone Corp. *
  (J1) . . . . . . . . . . . . . . . . .         14           57
 Nomura Securities Co., Ltd. * (JQ) . .      10,000          147
 NTT Mobile Communications Network,
  Inc. * (J2) . . . . . . . . . . . . .         112          276
 Rohm Co., Ltd. * (J0) . . . . . . . . .        400           60
 Secom Co. (BO)  . . . . . . . . . . . .      1,500           73
 Seven-Eleven Japan * (JF) . . . . . . .      5,000          197
 Shin-Etsu Chemical Co. * (BC)  . . . .       1,900           82
 Shiseido Co., Ltd. * (JK) . . . . . . .      5,000           67
 SMC Corp. * (BM) . . . . . . . . . . .         300           35
 Sony Corp. * (BW) . . . . . . . . . . .      5,600          296
 Sumitomo Corp. * (BN)  . . . . . . . .      12,000           73
 Takeda Chemical Industries * (JO) . . .      2,000           88
 Takefuji Corp. * (JQ) . . . . . . . . .      1,430           99
 Toshiba Corp. * (JX) . . . . . . . . .      15,000           61
 Toyota Motor Corp. * (BV) . . . . . . .      8,400          223
 Yamanouchi Pharmaceutical Co., Ltd. *
  (JO)  . . . . . . . . . . . . . . . . .     5,000          130
                                                         -------
                                                           3,561

Malaysia - 1.7%
 Magnum Corp. Berhad * (BZ)  . . . . . .    156,000          110
 Malayan Banking Berhad * (JP) . . . . .     60,200          139
 Resorts World Berhad * (BZ) . . . . . .     54,000          151
 Sime Darby Berhad * (BL) . . . . . . .     121,000          159
                                                         -------
                                                             559

Mexico - 1.2%
 Cifra SA de CV - Ser. V * (JD) . . . .      29,800           81
 Fomento Economico Mexicano SA de
  CV * (JG)  . . . . . . . . . . . . . .     40,000          156
 Grupo Financiero Bancomer SA de CV -
  Cl. O * (JP) . . . . . . . . . . . . .    194,400          158
                                                         -------
                                                             395

Netherlands - 5.8%
 Aegon NV * (JR) . . . . . . . . . . . .         12
 Akzo Nobel NV * (BC) . . . . . . . . .         330           14
 ASM Lithography Holding NV (J0) . . .        9,440          149
 Elsevier NV * (JA)  . . . . . . . . . .      7,320          100
 Fortis NPV * (JQ) . . . . . . . . . . .      5,300          113
 ING Groep NV CVA (JQ) . . . . . . . . .     19,300          495
 Koninklije KPN NV * (J1)  . . . . . . .     14,000           66
 Koninklijke * (Royal) Philips
 Electronics NV (BW)  . . . . . . . . .      13,504          376
 Koninklijke Ahold NV * (JF) . . . . . .      3,000           63
 Royal Dutch Petroleum Co. * (BB) . . . .     2,740          152
 VNU NV * (JA) . . . . . . . . . . . . .      9,293          258
 Wolters Kluwer NV - CVA * (JA) . . . . .     5,340          101
                                                         -------
                                                           1,887

Norway - 0.4%
 Orkla ASA * (JH) . . . . . . . . . . .       5,000           96
 Statoil ASA * (BB) . . . . . . . . . .       1,700           15
                                                         -------
                                                             111

Portugal - 0.3%
 Jeronimo Martins SGPS SA * (JF) . . . .      3,400           24
 Portugal Telecom SA * (J1) . . . . . .       9,700           68
                                                         -------
                                                              92

Singapore - 0.8%
 DBS Group Holdings, Ltd. * (JP) . . . .      6,000           42
 United Overseas Bank, Ltd. * (JP) . . .     30,000          216
                                                         -------
                                                             258

South Africa - 0.5%
 Nedcor, Ltd. * (JP) . . . . . . . . . .     15,300          173

Spain - 2.7%
 Banco Bilbao Vizcaya SA * (JP)  . . . .     20,520          231
 Banco Santander Central Hispano SA *
  (JP)  . . . . . . . . . . . . . . . . .     21,960         174
 Endesa SA * (J3) . . . . . . . . . . .       7,299          106
 Gas Natural SDG SA - E Shares * (J4)         5,550          107
 Inditex (JE) . . . . . . . . . . . . .       3,100           65
 Repsol SA * (BB) . . . . . . . . . . .       3,622           43
 Telefonica SA * (J1) . . . . . . . . .      17,818          149
                                                         -------
                                                             875

Sweden - 3.0%
 Electrolux AB - Ser. B * (BW) . . . . .      5,000          101
 Hennes & Mauritz AB - B Shares * (JE)        7,500          150
 Nordic Baltic Holding AB (JP) . . . . .     15,500           84
 SANDVIK AB * (BM) . . . . . . . . . . .      1,000           25
 Securitas AB - B Shares * (BO) . . . .      26,000          533
 Telefonaktiebolaget LM Ericsson AB
  (JW)  . . . . . . . . . . . . . . . . .    45,900           69
                                                         -------
                                                             962

Switzerland - 4.7%
 Adecco SA * (BO) . . . . . . . . . . .       7,000          415
 Credit Suisse Group * (JP) . . . . . .       2,200           70
 Nestle SA * (JH) . . . . . . . . . . .       2,360          549
 Roche Holdings AG Genusscheine NPV
  * (JO)  . . . . . . . . . . . . . . . .     2,200          166
 UBS AG * (JP) . . . . . . . . . . . . .      6,500          326
                                                        -------
                                                          1,526

Taiwan - 2.0%
 Asustek Computer * (JX) . . . . . . . .     31,000           93
 Hon Hai Precision Insustry Co., Ltd. -
  Cl. G * (JY) . . . . . . . . . . . . .     19,000           78
 Quanta Computer, Inc. (JX) . . . . . .      25,000           70
 Taiwan Semiconductor * (J0) . . . . . .    104,500          213
 United Microelectronics Corp. * (J0) . .   152,000          182
                                                         -------
                                                             636

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
-------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND B

                                                           Market
Name of Issuer                               Shares        Value
                                                          (000's)
COMMON STOCK - Continued

Thailand - 0.8%
 Bangkok Bank * (JP) . . . . . . . . . .     102,000      $   138
 Siam Commercial Bank * (BL) . . . . . .     191,000          133
                                                          -------
                                                              271

United Kingdom - 21.2%
 Abbey National First Capital BV (JP) .        5,754           68
 AstraZeneca Group plc * (JO) . . . . .        7,750          321
 BG Group plc * (BB)  . . . . . . . . .        5,736           25
 BP Amoco plc (BB)  . . . . . . . . . .       28,000          235
 Brambles Industries - Ord * (BO) . . .       39,690          199
 Cable & Wireless plc * (J1) . . . . . .      14,780           38
 Cadbury Schweppes plc * (JH) . . . . .       17,941          134
 Celltech Group plc * (JN) . . . . . . .       7,415           59
 Centrica plc * (J4) . . . . . . . . . .      12,400           38
 Compass Group plc * (BZ) . . . . . . .       56,200          341
 David S. Smith Holdings plc (BE)  . . .      10,670           28
 Diageo plc * (JG)  . . . . . . . . . .       19,295          251
 Electrocomponents plc * (BN)  . . . . .      14,960           84
 Friends Provident plc - Ord * (JR)  . .       7,850           17
 GKN - Ord * (BU) . . . . . . . . . . .        1,800            8
 GlaxoSmithKline plc * (JO) . . . . . .       43,900          949
 Granada Compass plc * (JA) . . . . . .       68,486          116
 Hays plc * (BO) . . . . . . . . . . . .      48,550          114
 Hilton Group plc * (BZ) . . . . . . . .       8,000           28
 J Sainsbury plc * (JF)  . . . . . . . .      13,060           71
 Kingfisher plc - Ord * (JE) . . . . . .      18,900           91
 Lattice Group * (J4)  . . . . . . . . .       3,700           10
 Reckitt Benckiser plc * (JJ) . . . . .        2,313           42
 Reed International plc (JA) . . . . . .      64,677          615
 Rio Tinto plc - Reg. * (BF) . . . . . .      15,696          288
 Royal Bank of Scotland Group * (JP) . .      24,877          705
 Shell Transport & Trading Co. plc *
  (BB)                                        65,785          496
 Standard Chartered plc * (JP) . . . . .       5,700           61
 Tesco plc * (JF) . . . . . . . . . . .       83,790          305
 Tomkins plc (BL)  . . . . . . . . . . .      33,760          130
 Unilever plc * (JH)  . . . . . . . . .       18,590          170
 United Business Media (JA) . . . . . .        4,400           29
 Vodafone AirTouch plc (J2)  . . . . . .     335,140          460
 Woolworths Group * (BL) . . . . . . . .      19,300           12
 WPP Group plc * (JA) . . . . . . . . .       35,760          302
                                                          -------
                                                            6,840

United States - 5.7%
 America Movil SA de CV - ADR - Ser. L
 (J2) . . . . . . . . . . . . . . . . .        8,700          117
 Bank Nova Scotia Halifax * (JP) . . . .       2,900           99
 Celestica, Inc. * (JY) . . . . . . . .        5,730          130
 Check Point Software Technologies, Ltd.
  * (JT) . . . . . . . . . . . . . . . .       3,474           47
 Coca-Cola Co. - ADR (JG) . . . . . . .        5,000          120
 Companhia Vale do Rio Doce - ADR
 (BF) . . . . . . . . . . . . . . . . .        5,400          140


United States - Continued
 Compania Brasileira de
 Distribuicao . . . . . . . . . . . . .
 Grupo Pao de Acucar - ADR (JF) . . . .        6,600          117
 Embraer - Empresa Brasileira de
 Aeronautica SA * (BH) . . . . . . . . .       4,900          105
 Flextronics International, Ltd. * (JY)        6,522           47
 Icici Bank, Ltd. - ADR (JQ) . . . . . .      12,562           88
 KT Corp. - ADR * (J1)     . . . . . . .       7,973          173
 Lukoil Holding - ADR * (BB) . . . . . .       2,270          147
 Mobile Systems - ADR (J2) . . . . . . .       2,500           75
 Orbotech, Ltd. * (JY)     . . . . . . .       3,000           68
 Posco - ADR (BF) . . . . . . . . . . .        6,986          190
 Telefonica SA * (J1)      . . . . . . .       1,780           44
 Teva Pharmaceutical Industries, Ltd. -
 ADR * (JO) . . . . . . . . . . . . . .        2,180          146
                                                          -------
                                                            1,854
                                                          -------
                    TOTAL COMMON STOCK-         89.1       28,777


PREFERRED STOCK

Australia - 0.3%
 News Corp., Ltd (JA) . . . . . . . . .       22,216          102
                                                          -------
                 TOTAL PREFERRED STOCK-          0.3%         102


RIGHTS

Hong Kong - 0.0%
 Cheung Kong Holdings (JP) expires
 06/19/02 (Cost $0) . . . . . . . . .           760            0
                                                          -------
                          TOTAL RIGHTS-         0.0%

                                             Par
                                            Value
                                            (000's)
SHORT-TERM INVESTMENTS - 4.8%
 Investment in joint repurchase
  agreement with Goldman Sachs & Co.
  1.962% due  07/01/02 . . . . . . . .   $     1,542        1,542
                                         -----------     --------
                     TOTAL INVESTMENTS-         94.2%      30,421
  Cash and Receivables, less payables-           5.8%       1,880
                                         -----------     --------
                            NET ASSETS-        100.0%      32,301
                                         ===========     ========

ADR-American Depository Receipt.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
-------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND B
SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                             Market          % of
                               Industry       Value        Long-Term
          Industry           Abbreviation  (000s)       Investments

Banks . . . . . . . . . . . .       JP       $4,689         16.3%
Pharmaceuticals . . . . . . .       JO        2,898         10.0%
Oil & Gas . . . . . . . . . .       BB        2,255          7.8%
Media . . . . . . . . . . . .       JA        2,024          7.0%
Commercial Services & Supplies      BO        1,451          5.0%
Wireless Telecommunications
 Services . . . . . . . . . . .     J2        1,360          4.7%
Metals & Mining . . . . . . .       BF        1,131          3.9%
Food Products . . . . . . . .       JH          991          3.4%
Diversified Financials . . . .      JQ          987          3.4%
Diversified Telecommunication
 Services . . . . . . . . . . .     J1          935          3.2%
Hotels Restaurants & Leisure .      BZ          925          3.2%
Food & Drug Retailing . . . .       JF          777          2.7%
Household Durables  . . . . .       BW          773          2.7%
Semiconductor Equipment &
 Products . . . . . . . . . . .     J0          742          2.6%
Electronic Equipment &
 Instruments  . . . . . . . . .     JY          653          2.2%
Insurance . . . . . . . . . .       JR          596          2.1%
Beverages  . . . . . . . . . .      JG          527          1.8%
Communications Equipment . . .      JW          477          1.6%
Industrial Conglomerates  . .       BL          433          1.5%
Electric Utilities . . . . . .      J3          426          1.5%
Multiline Retail . . . . . . .      JD          422          1.5%
Real Estate Investment Trust .      JS          386          1.3%
Office Electronics  . . . . .       JZ          340          1.2%
Specialty Retail . . . . . . .      JE          306          1.1%
Textiles & Apparel  . . . . .       BY          239          0.8%
Chemicals  . . . . . . . . . .      BC          226          0.8%
Computers & Peripherals  . . .      JX          225          0.8%
Automobiles  . . . . . . . . .      BV          223          0.8%
Finance  . . . . . . . . . . .      ST          205          0.7%
Health Care Providers &
 Services                           JM          163          0.6%
Electrical Equipment . . . . .      BK          161          0.6%
Trading Companies &
 Distributors  . . . . . . . .      BN          156          0.5%
Gas Utilities . . . . . . . .       J4          155          0.5%
Machinery . . . . . . . . . .       BM          116          0.4%
Aerospace & Defense  . . . . .      BH          103          0.4%
Personal Products  . . . . . .      JK           83          0.3%
Software . . . . . . . . . . .      JV           72          0.2%
Biotechnology . . . . . . . .       JN           59          0.2%
IT Consulting & Services  . .       JU           49          0.2%
Internet Software & Services        JT           47          0.2%
Household Products . . . . . .      JJ           41          0.1%
Containers & Packaging  . . .       BE           28          0.1%
Construction Materials  . . .       BD           16          0.1%
                                           --------       -------
                                           $ 28,879        100.0%
                                           ========       =======

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                              Market
             Name of Issuer                Shares             Value
                                                             (000's)
COMMON STOCK
Aerospace & Defense - 4.8%
 Alliant Techsystems, Inc. *  . . . . .     26,700        $        1,703
 DRS Technologies, Inc. * . . . . . . .     34,800                 1,488
 EDO Corp.  . . . . . . . . . . . . . .     56,300                 1,604
 Engineered Support Systems, Inc. * . .     12,000                   628
 Herley Industries, Inc. *  . . . . . .     81,650                 1,732
                                                          --------------
                                                                   7,155
Air Freight & Couriers - 1.7%
 EGL, Inc. *  . . . . . . . . . . . . .     49,800                   844
 Forward Air Corp. *  . . . . . . . . .     49,350                 1,618
                                                          --------------
                                                                   2,462
Banks - 4.9%
 East West Bancorp, Inc. *  . . . . . .     16,800                   580
 Greater Bay Bancorp  . . . . . . . . .     40,850                 1,257
 New North Nova Corp. Pennsylvania *        25,000                   686
 Southwest Bancorporation of Texas,
 Inc. * . . . . . . . . . . . . . . . .     54,500                 1,974
 Staten Island Bancorp, Inc.  . . . . .     52,200                 1,002
 Sterling Bancshares, Inc.  . . . . . .    117,575                 1,737
                                                          --------------
                                                                   7,236
Biotechnology - 4.6%
 Affymetrix, Inc. * . . . . . . . . . .     34,200                   821
 Alkermes, Inc. * . . . . . . . . . . .     42,550                   681
 Cerus Corp. *  . . . . . . . . . . . .      7,550                   256
 Charles River Laboratories * . . . . .     44,343                 1,554
 CV Therapeutics, Inc. *  . . . . . . .     29,600                   551
 Neurocrine Biosciences, Inc. * . . . .     31,400                   900
 Protein Design Labs, Inc. *  . . . . .     45,400                   493
 Regeneron Pharmaceuticals *  . . . . .     39,150                   568
 Sangstat Medium Corp. *  . . . . . . .     46,100                 1,059
                                                          --------------
                                                                   6,883
Building Products - 0.8%
 Griffon Corp. *  . . . . . . . . . . .     62,600                 1,133

Chemicals - 1.2%
 Airgas, Inc. * . . . . . . . . . . . .     70,600                 1,221
 Georgia Gulf Corp. * . . . . . . . . .     22,500                   595
                                                          --------------
                                                                   1,816
Commercial Services & Supplies - 6.9%
 Career  Education Corp. *  . . . . . .     31,450                 1,415
 Checkfree Corp. *  . . . . . . . . . .     49,150                   769
 Corporate Executive Board Co. *  . . .     61,250                 2,098
 KROLL, Inc.  . . . . . . . . . . . . .     10,900                   229
 On Assignment, Inc. *  . . . . . . . .     73,200                 1,303
 Stericycle, Inc. * . . . . . . . . . .     36,400                 1,289
 Strayer Education, Inc.  . . . . . . .     26,300                 1,672
 University of Phoenix Online * . . . .     29,300                   868
 Waste Connections, Inc. *  . . . . . .     22,550                   704
                                                          --------------
                                                                  10,347
Communications Equipment - 0.3%
 Extreme Networks, Inc. * . . . . . . .     44,500                   449

Computers & Peripherals - 2.1%
 M-Systems Flash Disk Pioneers, Ltd. *     137,200                 1,139
 ScanSource, Inc. * . . . . . . . . . .     31,850                 1,956
                                                          --------------
                                                                   3,095
Diversified Financials - 0.6%
 Affiliated Managers Group, Inc. *  . .     13,750                   846

Electrical Equipment - 0.3%
 Electro Scientific Industries, Inc. *      18,950                   461

Electronic Equipment & Instruments - 2.0%
 Intersil Holding Corp. * . . . . . . .     43,462                   929
 Nanometrics, Inc. *  . . . . . . . . .     43,850                   696
 Rudolph Technologies, Inc. * . . . . .     46,250                 1,153
 Ultimate Electronics, Inc. * . . . . .      5,500                   143
                                                          --------------
                                                                   2,921
Energy Equipment & Services - 3.5%
 Hydril Co. * . . . . . . . . . . . . .     66,400                 1,779
 Lone Star Technologies, Inc. * . . . .     57,000                 1,305
 Oceaneering International, Inc. *  . .     22,100                   597
 Patterson UTI Energy, Inc. * . . . . .     25,000                   706
 Pride International, Inc. *  . . . . .     53,750                   842
                                                          --------------
                                                                   5,229
Food & Drug Retailing - 3.5%
 Duane Reade, Inc. *  . . . . . . . . .     51,650                 1,759
 United Natural Foods, Inc. * . . . . .     56,200                 1,096
 West Marine, Inc. *  . . . . . . . . .     32,000                   408
 Whole Foods Market, Inc. * . . . . . .     30,250                 1,459
 Wild Oats Markets, Inc. *  . . . . . .     28,100                   452
                                                          --------------
                                                                   5,174
Food Products - 2.9%
 American Italian Pasta Co. * . . . . .     41,950                 2,139
 Dreyer's Grand Ice Cream, Inc. . . . .     18,200                 1,248
 Horizon Organic Holding Corp. *  . . .     52,200                   920
                                                          --------------
                                                                   4,307
Health Care Equipment & Supplies - 4.6%
 Alliance Imaging, Inc. * . . . . . . .     72,100                   973
 American Medical Systems Holdings *        52,700                 1,057
 CTI Molocular Imaging, Inc.  . . . . .      7,100                   163
 Diagnostic Products Corp.  . . . . . .     29,200                 1,080
 Integra Lifesciences Corp. * . . . . .     49,500                 1,077
 Kyphon, Inc. . . . . . . . . . . . . .      5,900                    86
 Salix Pharmaceuticals, Ltd. *  . . . .     67,350                 1,028
 Urologix, Inc. * . . . . . . . . . . .     36,750                   470
 Visible Genetics, Inc. * . . . . . . .     15,250                    29

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
-------------------------------------------------------------------------------
SMALL CAP GROWTH FUND


                                                              Market
             Name of Issuer                Shares             Value
                                                             (000's)
COMMON STOCK - Continued

Health Care Equipment & Supplies - Continued
 Wilson Greatbatch Technologies, Inc.*      33,000         $         841
                                                           --------------
                                                                   6,804
Health Care Providers & Services - 7.7%
 Accredo Health, Inc. * . . . . . . . .     14,850                   685
 Cobalt Corp. . . . . . . . . . . . . .     32,000                   730
 Covance, Inc. *  . . . . . . . . . . .     75,750                 1,420
 DaVita, Inc. * . . . . . . . . . . . .     39,100                   931
 Dianon Systems, Inc. * . . . . . . . .     15,500                   828
 LifePoint Hospitals, Inc. *  . . . . .     43,500                 1,580
 Medical Staffing Network Holdings,
  Inc  *  . . . . . . . . . . . . . . .     34,372                   842
 Mid Atlantic Medical Services, Inc. *      55,450                 1,738
 Pharmaceutical Product Development,
  Inc. *  . . . . . . . . . . . . . . .     25,750                   678
 Province Healthcare Co. *  . . . . . .     21,750                   486
 Renal Care Group, Inc. * . . . . . . .     48,900                 1,523
                                                          --------------
                                                                  11,441
Hotels Restaurants & Leisure - 4.2%
 Applebee's International, Inc. . . . .     55,825                 1,281
 Cumulus Media, Inc. - Cl. A *  . . . .     50,200                   692
 P.F. Chang's China Bistro, Inc. *  . .     18,700                   588
 Panera Bread Co. - Cl. A * . . . . . .     39,600                 1,365
 Rare Hospitality International, Inc. *     52,900                 1,424
 Ryan's Family Steak Houses, Inc. * . .     73,350                   969
                                                          --------------
                                                                   6,319
Household Durables - 3.3%
 Beazer Homes USA, Inc. * . . . . . . .     17,200                 1,376
 Ethan Allen Interiors, Inc.  . . . . .     33,250                 1,159
 Meritage Corp. * . . . . . . . . . . .     22,800                 1,041
 Ryland Group, Inc. . . . . . . . . . .     27,200                 1,353
                                                          --------------
                                                                   4,929
Household Products - 0.9%
 Church & Dwight Co., Inc.  . . . . . .     41,800                 1,310

Insurance - 4.8%
 HCC Insurance Holdings, Inc. . . . . .     53,150                 1,401
 Hilb, Rogal & Hamilton Co. . . . . . .     34,002                 1,539
 Philadelphia Consolidated Holding Corp.    34,250                 1,553
 Renaissancere Holdings, Ltd. . . . . .     27,600                 1,010
 Stancorp Financial Group, Inc. * . . .     30,150                 1,673
                                                          --------------
                                                                   7,176
Internet Software & Services - 1.8%
 Avocent Corp. *  . . . . . . . . . . .     25,146                   400
 Embarcadero Technologies, Inc. * . . .      3,200                    20
 Fidelity National Info Solutions . . .     35,900                   862
 Secure Computing Corp. * . . . . . . .     79,200                   598
 WebEx Communications, Inc. * . . . . .     54,250                   862
                                                          --------------
                                                                   2,742

IT Consulting & Services - 0.7%
 SRA International, Inc. - Cl. A  . . .     10,300                   278
 The Titan Corp. *  . . . . . . . . . .     42,900                   785
                                                          --------------
                                                                   1,063
Machinery - 1.5%
 Clarcor, Inc. *  . . . . . . . . . . .      3,200                   101
 CoorsTek, Inc. * . . . . . . . . . . .     37,800                 1,169
 Graco, Inc. *  . . . . . . . . . . . .     11,300                   284
 Manitowoc Co., Inc.  . . . . . . . . .     20,800                   738
                                                          --------------
                                                                   2,292
Media - 4.0%
 Entercom Communications Corp. *  . . .     28,350                 1,301
 Entravision Communications - Cl. A * .     63,200                   774
 Getty Images, Inc. * . . . . . . . . .     48,200                 1,049
 Lin TV Corp. - Cl. A * . . . . . . . .     22,100                   598
 NetRatings, Inc. * . . . . . . . . . .     87,900                   804
 Radio One, Inc. *  . . . . . . . . . .     32,200                   479
 Regent Communications, Inc. *  . . . .    142,150                 1,004
                                                          --------------
                                                                   6,009
Multiline Retail - 2.9%
 99 Cents Only Stores * . . . . . . . .     64,576                 1,657
 Freds, Inc.  . . . . . . . . . . . . .     49,350                 1,815
 Hollywood Entertainment Corp. *  . . .     40,000                   827
                                                          --------------
                                                                   4,299
Oil & Gas - 4.6%
 Evergreen Resources, Inc. *  . . . . .     29,500                 1,254
 Newfield Exploration Co. * . . . . . .     28,000                 1,041
 Premcor, Inc. *  . . . . . . . . . . .      1,800                    46
 Remington Oil & Gas Corp. *  . . . . .     79,150                 1,576
 Spinnaker Exploration Co. *  . . . . .     38,000                 1,369
 Stone Energy Corp. * . . . . . . . . .     38,950                 1,568
                                                          --------------
                                                                   6,854
Pharmaceuticals - 0.8%
 Scios, Inc. *  . . . . . . . . . . . .     36,600                 1,120

Road & Rail - 0.9%
 Hunt Jersey Transport Services, Inc. .     19,900                   587
 Yellow Corp. * . . . . . . . . . . . .     24,500                   794
                                                          --------------
                                                                   1,381
Semiconductor Equipment & Products - 5.9%
 Aeroflex, Inc. * . . . . . . . . . . .    106,000                   737
 Atmi, Inc. * . . . . . . . . . . . . .     35,550                   795
 Axcelis Technologies, Inc. * . . . . .     75,700                   855
 Brooks PRI Automation, Inc. *  . . . .     51,826                 1,325
 Cree, Inc. * . . . . . . . . . . . . .     88,000                 1,164
 DuPont Photomasks, Inc. *  . . . . . .      9,200                   299
 Genesis Microchip, Inc. *  . . . . . .     30,800                   257
 LTX Corp. *  . . . . . . . . . . . . .     69,700                   995
 Photronics, Inc. * . . . . . . . . . .     24,800                   470
 Pixelworks, Inc. * . . . . . . . . . .     37,750                   317

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND


                                                              Market
             Name of Issuer                Shares             Value
                                                             (000's)
COMMON STOCK - CONTINUED
Semiconductor Equipment & Products - Continued
 PLX Technology, Inc. * . . . . . . . .    115,000        $          489
 Silicon Storage Technology, Inc. * . .     95,550                   745
 Skyworks Solutions, Inc. . . . . . . .     50,950                   283
                                                          --------------
                                                                   8,731
Software - 1.3%
 Borland Software Corp. * . . . . . . .    106,300                 1,095
 Macromedia, Inc. * . . . . . . . . . .     27,200                   241
 Ulticom, Inc. *  . . . . . . . . . . .     99,550                   675
                                                          --------------
                                                                   2,011
Specialty Retail - 5.7%
 AC Moore Arts & Crafts, Inc. * . . . .     26,700                 1,264
 Aeropostale *  . . . . . . . . . . . .      1,200                    33
 AnnTaylor Stores Corp. * . . . . . . .     40,700                 1,033
 GameStop Corp. - Cl. A * . . . . . . .     22,100                   464
 Genesco, Inc. *  . . . . . . . . . . .     43,300                 1,054
 Hot Topic, Inc. *  . . . . . . . . . .     60,449                 1,614
 O'Reilly Automotive, Inc. *  . . . . .     44,500                 1,227
 Too, Inc. *  . . . . . . . . . . . . .     42,900                 1,321
 Tweeter Home Entertainment Group,
 Inc. * . . . . . . . . . . . . . . . .     32,150                   525
                                                          --------------
                                                                   8,535
Textiles & Apparel - 1.1%
 Columbia Sportswear Co. *  . . . . . .     27,625                   884
 Kellwood Co. * . . . . . . . . . . . .     18,300                   594
 Mossimo, Inc. *  . . . . . . . . . . .     23,800                   213
                                                                   1,692
                                                          --------------
                     TOTAL COMMON STOCK-      96.8%              144,222

                                             Par
                                            Value
                                           (000's)
SHORT-TERM INVESTMENTS - 4.5%
 Investment in joint trading account
  (Note B)
  1.885% due 07/01/02 . . . . . . . . .   $  6,675                 6,675
                      TOTAL INVESTMENTS-     101.3%              150,897
    Payables, less cash and receivables-     (1.3)%              (1,975)
                                          -----------     --------------
                             NET ASSETS-     100.0%       $      148,922
                                          ========        ==============


* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND


                                                               Market
             Name of Issuer                  Shares            Value
                                                              (000's)
COMMON STOCK

Biotechnology - 9.3%
 Amgen, Inc.*  . . . . . . . . . . . . .      23,656        $        991
 Biogen, Inc.  . . . . . . . . . . . . .         819                  34
 Cephalon, Inc.* . . . . . . . . . . . .       1,970                  89
 Cerus Corp.*  . . . . . . . . . . . . .         265                   9
 Charles River Laboratories* . . . . . .       2,241                  78
 Chiron Corp.* . . . . . . . . . . . . .       3,360                 119
 Genetech, Inc.* . . . . . . . . . . . .         975                  33
 Genzyme Corp.*  . . . . . . . . . . . .       4,039                  78
 Gilead Sciences, Inc.*  . . . . . . . .       7,636                 251
 Idec Pharmaceuticals Corp.* . . . . . .       3,319                 117
 IDEXX Laboratories, Inc.* . . . . . . .       2,589                  67
 ILEX Oncology, Inc.*  . . . . . . . . .       4,206                  59
 Immunex Corp.*  . . . . . . . . . . . .       6,765                 151
 Invitrogen Corp.* . . . . . . . . . . .       1,833                  59
 MedImmune, Inc.*  . . . . . . . . . . .      13,781                 364
 Qiagen NV*  . . . . . . . . . . . . . .       2,603                  30
 Serologicals Corp.* . . . . . . . . . .       9,559                 175
 Shire Pharmaceuticals Group Place -
 ADR*  . . . . . . . . . . . . . . . . .         968                  25
                                                            ------------
                                                                   2,729
Chemicals - 1.1%
 Bayer AG* . . . . . . . . . . . . . . .       3,500                 112
 Takeda Chemical Industries* . . . . . .       5,000                 219
                                                            ------------
                                                                     331
Commercial Services & Supplies - 0.1%
 Pediatrix Medium Group, Inc.*   . . . .       1,048                  26
 VISX, Inc.*   . . . . . . . . . . . . .         600                   7
                                                            ------------
                                                                      33
Food & Drug Retailing - 0.3%
 CVS Corp.*  . . . . . . . . . . . . . .       3,003                  92

Health Care Equipment & Supplies - 10.3%
 Alcon, Inc.*  . . . . . . . . . . . . .       1,153                  40
 Amerisource Bergen Corp.* . . . . . . .       1,505                 114
 Apogent Technologies, Inc.* . . . . . .       1,822                  37
 Baxter International, Inc.* . . . . . .       4,666                 207
 Beckman Coulter, Inc. . . . . . . . . .       1,946                  97
 Becton, Dickinson & Co.*  . . . . . . .         372                  13
 Boston Scientific Corp.*  . . . . . . .       2,092                  61
 C.R. Bard, Inc.*  . . . . . . . . . . .       1,758                  99
 Cytyc Corp.*  . . . . . . . . . . . . .       3,780                  29
 Dentsply International, Inc.  . . . . .       2,399                  89
 Diagnostic Products Corp. . . . . . . .       2,301                  85
 Edwards Lifesciences Corp.* . . . . . .       3,483                  81
 Guidant Corp.*  . . . . . . . . . . . .       7,051                 213
 Medtronic, Inc.*  . . . . . . . . . . .      24,145               1,035
 ResMed, Inc.* . . . . . . . . . . . . .           5
 Respironics, Inc.*  . . . . . . . . . .       3,352                 114
 Salix Pharmaceuticals, Ltd.*  . . . . .       2,178                  33
 Serono SA - Ser. B  . . . . . . . . . .          30                  20
 St. Jude Medical, Inc.* . . . . . . . .       1,974                 146
 Steris Corp.* . . . . . . . . . . . . .       5,951                 114
 Stryker Corp.*  . . . . . . . . . . . .       2,590                 139
 Terumo Corp.* . . . . . . . . . . . . .       6,300                  84
 Urologix, Inc.* . . . . . . . . . . . .       2,641                  34
 Varian Medical Systems, Inc.* . . . . .       2,234                  91
 Zimmer Holdings, Inc.*  . . . . . . . .       1,490                  53
                                                            ------------
                                                                   3,028
Health Care Providers & Services - 17.6%
 Accredo Health, Inc.* . . . . . . . . .         962                  44
 Advance*  . . . . . . . . . . . . . . .       4,543                 109
 Anthem, Inc.* . . . . . . . . . . . . .       2,484                 168
 Cardinal Health, Inc.*  . . . . . . . .      13,400                 823
 Caremark Rx, Inc.*  . . . . . . . . . .       9,914                 164
 Cigna Corp.*  . . . . . . . . . . . . .       2,499                 243
 Community Health Systems, Inc.* . . . .       6,491                 174
 Covance, Inc.*  . . . . . . . . . . . .       1,239                  23
 Coventry Health Care, Inc.* . . . . . .       2,772                  79
 Cross-Country, Inc.*  . . . . . . . . .       1,360                  51
 Express Scripts, Inc. - Cl. A*  . . . .       3,432                 172
 HCA-The Healthcare Corp.* . . . . . . .      12,573                 597
 Healthsouth Corp.*  . . . . . . . . . .       8,940                 114
 Laboratory Corporation of America
  Holdings*  . . . . . . . . . . . . . .       7,013                 320
 LifePoint Hospitals, Inc.*  . . . . . .       1,730                  63
 McKesson HBOC, Inc.*  . . . . . . . . .         808                  26
 Mid Atlantic Medical Services, Inc.*. .       2,429                  76
 Omnicare, Inc.  . . . . . . . . . . . .       2,439                  64
 Oxford Health Plans, Inc.*  . . . . . .       2,308                 107
 Pharmaceutical Product Development,
 Inc.* . . . . . . . . . . . . . . . . .       1,165                  31
 Province Healthcare Co.*  . . . . . . .         649                  15
 PSS World Medical, Inc.*  . . . . . . .       5,070                  41
 Quest Diagnostics, Inc.*  . . . . . . .       4,264                 367
 Renal Care Group, Inc.* . . . . . . . .       1,208                  38
 Triad Hospitals, Inc.*  . . . . . . . .       2,281                  97
 Trigon Healthcare, Inc.*  . . . . . . .       2,167                 218
 UnitedHealth Group, Inc.* . . . . . . .       6,841                 626
 Universal Health Services, Inc.- Cl. B*         958                  47
 Wellpoint Health Networks, Inc.*  . . .       3,087                 240
                                                            ------------
                                                                   5,137
Pharmaceuticals - 60.6%
 Abbott Laboratories*. . . . . . . . . .      20,596                 775
 Allergan, Inc.* . . . . . . . . . . . .       7,180                 479
 Andrx Corp.*  . . . . . . . . . . . . .       4,431                 119
 AstraZeneca Group plc - ADR*  . . . . .      30,690               1,262
 Barr Laboratories, Inc.*  . . . . . . .       1,276                  81
 Bristol-Myers Squibb Co.* . . . . . . .      16,733                 430
 Connetics Corp.*  . . . . . . . . . . .      10,427                 135
 Dai-Ichi Pharmaceutical Co., Ltd.*  . .       5,200                  95
 Eisai Co. Ltd.* . . . . . . . . . . . .       4,300                 110
 Eli Lilly & Co.*  . . . . . . . . . . .       8,416                 475
 Forest Laboratories, Inc.*  . . . . . .         264                  19

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND

                                                               Market
             Name of Issuer                  Shares            Value
                                                              (000's)

COMMON STOCK - CONTINUED
Pharmaceuticals - Continued
 Glaxo SmithKline plc - ADR  . . . . . .      42,728        $      1,843
 Intermune, Inc.*  . . . . . . . . . . .       1,746                  37
 Ivax Corp.* . . . . . . . . . . . . . .       3,113                  34
 Johnson & Johnson*  . . . . . . . . . .      40,921               2,139
 King Pharmaceuticals, Inc.* . . . . . .       7,084                 158
 Ligand Pharmaceuticals - Cl. B* . . . .       7,253                 105
 Medicis Pharmaceutical Corp. - Cl. A* .          47                   2
 Merck & Co., Inc.*  . . . . . . . . . .      27,786               1,407
 Mylan Laboratories, Inc.  . . . . . . .       3,117                  98
 Novartis AG*  . . . . . . . . . . . . .      41,397               1,817
 NPS Pharmaceuticals, Inc.*  . . . . . .         149                   2
 Pfizer, Inc.* . . . . . . . . . . . . .      60,484               2,117
 Pharmacia Corp.*  . . . . . . . . . . .      27,450               1,028
 Rhone-Poulenc SA* . . . . . . . . . . .       4,561                 323
 Roche Holdings AG*  . . . . . . . . . .       6,012                 453
 Sankyo Co., Ltd.* . . . . . . . . . . .       7,000                  95
 Sanofi-Synthelabo SA* . . . . . . . . .       6,767                 411
 Schering-Plough Corp.*  . . . . . . . .      12,302                 303
 Scios, Inc.*  . . . . . . . . . . . . .       1,384                  42
 Taisho Pharmaceutical Co., Ltd.*  . . .       1,200                  18
 Teva Pharmaceutical Industries, Ltd. -
  ADR* . . . . . . . . . . . . . . . . .         751                  50
 Wyeth * . . . . . . . . . . . . . . . .      22,497               1,152
 Yamanouchi Pharmaceutical Co., Ltd.*. .       4,100                 106
                                                            ------------
                                                                  17,720
                                                            ------------
                      TOTAL COMMON STOCK-       99.3%             29,070

                                              Par
                                             Value
                                            (000's)
SHORT-TERM INVESTMENTS - 1.5%
 Investment in joint trading account
  (Note B)
 1.885% due 07/01/02 . . . . . . . . . .         428                 428
                                           ---------        ------------
                       TOTAL INVESTMENTS-      100.8%             29,498
     Payables, less cash and receivables-       (0.8)%              (237)
                                           ---------        ------------
                              NET ASSETS-      100.0%        $    29,261
                                           =========        ============


* Non-income producing security.
ADR -American Depository Receipt
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND
                                                                  Market
                Name of Issuer                    Shares          Value
                                                                 (000's)
COMMON STOCK

Australia - 1.1%
 Australia & New Zealand Banking Group, Ltd.
  (JP) . . . . . . . . . . . . . . . . . . . .      3,900             42
 Broken Hill Proprietary Co., Ltd. (BF)  . . .     15,205             88
 CSL, Ltd. (JO)  . . . . . . . . . . . . . . .      1,900             35
 Foster's Brewing Group, Ltd. (JG) . . . . . .        213              1
 Publishing & Broadcasting, Ltd. (JA)  . . . .      6,700             34
 Qantas Airways, Ltd. (BQ) . . . . . . . . . .     11,420             30
 QBE Insurance Group, Ltd. (JR)  . . . . . . .     10,203             38
 Woolworth's, Ltd. (JF)  . . . . . . . . . . .      6,800             50
                                                                 -------
                                                                     318

Canada - 0.7%
 Bombardier, Inc. - Cl. B (BH) . . . . . . . .      3,800             31
 Investors Group, Inc. (JQ)  . . . . . . . . .      4,300             79
 NOVA Chemicals Corp. (BC) . . . . . . . . . .      3,000             67
 Suncor Energy, Inc. (BB)  . . . . . . . . . .      1,800             31
                                                                 -------
                                                                     208

Denmark - 0.2%
 Hampshire Group (JO)  . . . . . . . . . . . .      1,800             48
 Novo Nordisk A/S (JO) . . . . . . . . . . . .        800             26
                                                                 -------
                                                                      74

Finland - 0.8%
 Nokia Oyj (JW)  . . . . . . . . . . . . . . .     13,400            196
 UPM-Kymmene Corp. (BG)  . . . . . . . . . . .        900             35
                                                                 -------
                                                                     231

France - 2.3%
 Bouygues SA (J2)  . . . . . . . . . . . . . .      3,600            101
 Carrefour SA (JF) . . . . . . . . . . . . . .        800             43
 Essilor International (JL)  . . . . . . . . .        800             33
 Groupe Danone (JH)  . . . . . . . . . . . . .        300             41
 Renault (BV)  . . . . . . . . . . . . . . . .      1,200             56
 Sanofi-Synthelabo SA (JO) . . . . . . . . . .      4,500            273
 Schneider SA (BK) . . . . . . . . . . . . . .        500             27
 STMicroelectronics (J0) . . . . . . . . . . .      1,500             37
 Vivendi Universal SA (JA) . . . . . . . . . .      2,600             56
                                                                 -------
                                                                     667

Germany - 0.4%
 Epcos AG (JY) . . . . . . . . . . . . . . . .        800             26
 Infineon Technologies AG (J0) . . . . . . . .      1,600             25
 Siemens AG (BL) . . . . . . . . . . . . . . .        600             36
 Thyssen Krupp AG (BF) . . . . . . . . . . . .      1,900             29
                                                                 -------
                                                                     116

Hong Kong - 1.5%
 Cheung Kong Holdings, Ltd. (JS) . . . . . . .      8,000             67
 Hang Lung Properties (JS) . . . . . . . . . .     19,000             22
 Hang Seng Bank, Ltd. (JP) . . . . . . . . . .      4,700             50
 Hutchison Whampoa, Ltd. (BL)  . . . . . . . .      5,000             37
 Johnson Electric Holdings, Ltd. (BK)  . . . .     44,000             52
 Li & Fung, Ltd. (JB)  . . . . . . . . . . . .     48,000             65
 Sun Hung Kai Properties, Ltd. (JS)  . . . . .      7,000             53
 Swire Pacific, Ltd. - Cl. A (JQ)  . . . . . .     18,500             95
                                                                 -------
                                                                     441

Ireland - 0.1%
 CRH plc (BD)  . . . . . . . . . . . . . . . .      2,500             42

Italy - 0.1%
 Assicurazioni Generali (JR) . . . . . . . . .      1,500             35

Japan - 6.6%
 Acom Co., Ltd. (JQ) . . . . . . . . . . . . .        700             48
 Advantest (J0)  . . . . . . . . . . . . . . .      1,100             68
 Disco Corp. (J0)  . . . . . . . . . . . . . .        700             37
 Enplas Corp. (BK) . . . . . . . . . . . . . .      1,200             36
 Fuji Television Network, Inc. (JA)  . . . . .          6             35
 Hirose Electric Co., Ltd. (JY)  . . . . . . .        400             35
 Honda Motor Co. (BV)  . . . . . . . . . . . .      1,000             40
 Hoya Corp. (JY) . . . . . . . . . . . . . . .        600             44
 Japan Telecom Co. NPV (J1)  . . . . . . . . .         12             34
 Jusco Co., Ltd. (JD)  . . . . . . . . . . . .      4,000            107
 Mitsubishi Estate Co., Ltd. (JS)  . . . . . .      6,000             49
 Mitsubishi Heavy Industries, Ltd. (BM)  . . .     17,000             51
 Mitsui Fudosan Co., Ltd. (JS) . . . . . . . .      4,000             35
 Mitsui Marine & Fire Insurance Co., Ltd. (JR)     12,000             65
 Murata Manufacturing Co., Ltd. (JY) . . . . .        700             45
 NEC Corp. (JX)  . . . . . . . . . . . . . . .      7,000             49
 Nikko Securities Co., Ltd. (JQ) . . . . . . .     12,000             61
 Nintendo Corp., Ltd. (BW) . . . . . . . . . .        800            118
 Nissan Motor Acceptance Corp. (BV)  . . . . .     24,000            166
 Nomura Securities Co., Ltd. (JQ)  . . . . . .      5,000             73
 NTT Mobile Communications Network, Inc. (J2)          28             69
 OBIC (JU) . . . . . . . . . . . . . . . . . .        200             43
 Orix Corp. (JQ) . . . . . . . . . . . . . . .        400             32
 Paris Miki, Inc. (JE) . . . . . . . . . . . .      1,000             21
 Rohm Co., Ltd. (J0) . . . . . . . . . . . . .        200             30
 Sekisui House, Ltd. (BW)  . . . . . . . . . .      5,000             37
 Shionogi & Co., Ltd. (JO) . . . . . . . . . .      5,000             64
 Sony Corp. (BW) . . . . . . . . . . . . . . .      1,300             69
 Suzuki Motor Corp. (BV) . . . . . . . . . . .      5,000             62
 Takeda Chemical Industries (JO) . . . . . . .      1,000             44
 TDK Corp. (JY)  . . . . . . . . . . . . . . .      1,000             47
 Tokyo Electron, Ltd. (J0) . . . . . . . . . .      1,900            124
 Tokyu Corp. (BS)  . . . . . . . . . . . . . .     14,000             54
 Toray Industries, Inc. (BC) . . . . . . . . .     12,000             32
 UFJ Holdings, Inc. (JP) . . . . . . . . . . .          5             12
                                                                 -------
                                                                   1,936

Netherlands - 2.6%
 ABN Amro Holding NV (JP)  . . . . . . . . . .      2,500             45
 Aegon NV (JR) . . . . . . . . . . . . . . . .      7,234            151
 ASM Lithography Holding NV (J0) . . . . . . .      4,300             68
 Heineken Holding A (JG) . . . . . . . . . . .        900             30

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND
                                                                  Market
                Name of Issuer                    Shares          Value
                                                                 (000's)
COMMON STOCK - CONTINUED
Netherlands - Continued

 Heineken NV (JG)  . . . . . . . . . . . . . .      3,100            136
 Koninklijke (Royal) Philips Electronics NV
  (BW) . . . . . . . . . . . . . . . . . . . .      1,600             45
 Royal Dutch Petroleum Co. (BB)  . . . . . . .      4,700            261
 Vedior CVA (BO) . . . . . . . . . . . . . . .      3,000             41
                                                                 -------
                                                                     777

Norway - 0.4%
 Norsk Hydro ASA (BB)  . . . . . . . . . . . .        900             43
 Statoil ASA (BB)  . . . . . . . . . . . . . .     10,000             89
                                                                 -------
                                                                     132

Singapore - 0.6%
 DBS Group Holdings, Ltd. (JP) . . . . . . . .      4,000             28
 Singapore Technology Engineering, Ltd. (BH) .     53,000             58
 Singapore Telecommunications, Ltd. (J1) . . .    117,000             91
                                                                 -------
                                                                     177

Spain - 0.6%
 Banco Bilbao Vizcaya SA (JP)  . . . . . . . .      6,900             78
 Inditex (JE)  . . . . . . . . . . . . . . . .      2,500             53
 Telefonica SA (J1)  . . . . . . . . . . . . .      5,412             45
                                                                 -------
                                                                     176

Sweden - 0.4%
 AstraZeneca Group plc (JO)  . . . . . . . . .        700             29
 ForeningsSparbanken AB (JP) . . . . . . . . .      5,400             68
 Telefonaktiebolaget LM Ericsson AB (JW) . . .      7,200             11
                                                                 -------
                                                                     108

Switzerland - 2.9%
 Credit Suisse Group (JP)  . . . . . . . . . .      1,341             42
 Holcim (BD) . . . . . . . . . . . . . . . . .        528            121
 Nestle SA (JH)  . . . . . . . . . . . . . . .        386             90
 NovartisS AG (JO) . . . . . . . . . . . . . .      4,463            196
 Richemont A (JE)  . . . . . . . . . . . . . .      3,745             85
 Swiss Reinsurance Co. (JR)  . . . . . . . . .      1,619            158
 Swisscom AG - Reg. (J1) . . . . . . . . . . .        383            111
 Synthes-Stratec, Inc. (JL)  . . . . . . . . .         70             43
                                                                 -------
                                                                     846

United Kingdom - 4.9%
 Arm Holdings plc (J0) . . . . . . . . . . . .      9,200             20
 AstraZeneca Group plc (JO)  . . . . . . . . .     11,100            460
 Billiton plc (BF) . . . . . . . . . . . . . .      1,700              9
 BOC Group plc (BC)  . . . . . . . . . . . . .      2,500             39
 British Aerospace plc (BH)  . . . . . . . . .      7,100             36
 Corus Group (BF)  . . . . . . . . . . . . . .     59,000             76
 Marks & Spencer NEW ORD (JD)  . . . . . . . .      5,342             30
 Pearson plc (JA)  . . . . . . . . . . . . . .      6,200             62
 Prudential Corp. (JR) . . . . . . . . . . . .      4,100             37
 Reuters Group plc (JA)  . . . . . . . . . . .      5,400             29
 Royal Bank of Scotland Group (JP) . . . . . .      5,400            153
 Shire Pharma Group Ord. (JO)  . . . . . . . .      3,500             31
 Smiths Group plc (BL) . . . . . . . . . . . .      7,800            101
 Unilever plc (JH) . . . . . . . . . . . . . .      4,800             44
 Vodafone AirTouch plc (J2)  . . . . . . . . .    232,238            319
                                                                 -------
                                                                   1,446

United States - 29.3%
 AES Corp. (J5)  . . . . . . . . . . . . . . .      8,000             43
 Agilent Technologies, Inc. (JY) . . . . . . .      3,900             92
 Air Products & Chemicals, Inc. (BC) . . . . .      1,900             96
 Allergan, Inc. (JO) . . . . . . . . . . . . .      1,500            100
 Allstate Corp. (JR) . . . . . . . . . . . . .        300             11
 Altera Corp. (J0) . . . . . . . . . . . . . .      4,600             63
 America Movil SA de CV - ADR - Ser. L (J2)  .      4,100             55
 American Greetings Corp. - Cl. A (BW) . . . .      4,400             73
 American Standard Cos., Inc. (BI) . . . . . .        700             53
 AmeriCredit Corp. (JQ)  . . . . . . . . . . .        800             22
 Anheuser-Busch Cos., Inc. (JG)  . . . . . . .      1,900             95
 AOL Time Warner, Inc. (JA)  . . . . . . . . .      7,800            115
 Applera Corporation - Applied Biosystems Group
  (JL) . . . . . . . . . . . . . . . . . . . .      3,500             68
 Applied Materials, Inc. (J0)  . . . . . . . .     13,300            253
 Applied Micro Circuits Corp. (J0) . . . . . .      6,200             29
 AstraZeneca Group plc - ADR (JO)  . . . . . .      1,300             53
 AT&T Corp. (J1) . . . . . . . . . . . . . . .      3,600             39
 Baker Hughes, Inc. (BA) . . . . . . . . . . .      3,500            117
 Bank of America Corp. (JP)  . . . . . . . . .        500             35
 Bank One Corp. (JP) . . . . . . . . . . . . .      1,900             73
 Berkshire Hathaway, Inc. - Cl. A (JR) . . . .          2            134
 Broadcom Corp. - Cl. A (J0) . . . . . . . . .      1,300             23
 Cablevision Systems Corp. (JA)  . . . . . . .      4,250             37
 Cablevision Systems Corp. - Cl. A (JA)  . . .      3,100             29
 Cadence Design Systems, Inc. (JV) . . . . . .      2,000             32
 Campbell Soup Co. (JH)  . . . . . . . . . . .      3,500             97
 Carnival Corp. (BZ) . . . . . . . . . . . . .      2,300             64
 Charter Communications, Inc. - Cl. A (JA) . .      4,300             18
 Checkfree Corp. (BO)  . . . . . . . . . . . .      1,900             30
 ChevronTexaco Corp. COM (BB)  . . . . . . . .      1,200            106
 Cincinnati Financial Corp. (JR) . . . . . . .        900             42
 Cisco Systems, Inc. (JW)  . . . . . . . . . .     18,600            259
 Citigroup, Inc. (JQ)  . . . . . . . . . . . .      1,300             50
 Companhia Vale Do Rio Doce - ADR (BF) . . . .      1,000             28
 Cox Communications, Inc. - Cl. A (JA) . . . .      2,000             55
 DaimlerChrysler AG (BV) . . . . . . . . . . .      2,200            106
 DBS Group Holdings, Ltd. - ADR 144A(a) (BL) .      2,000             14
 Dover Corp. (BM)  . . . . . . . . . . . . . .      1,400             49
 eBay, Inc. (JC) . . . . . . . . . . . . . . .        800             49
 Edison International (J3) . . . . . . . . . .      2,300             39
 Eli Lilly & Co. (JO)  . . . . . . . . . . . .      1,000             56
 Emerson Electric Co. (BK) . . . . . . . . . .        700             37
 Estee Lauder Cos., Inc. - Cl. A (JK)  . . . .      1,200             42
 Exxon Mobil Corp. (BB)  . . . . . . . . . . .      3,300            135
 Federal National Mortgage Assoc. (JQ) . . . .        500             37
 FleetBoston Financial Corp. (JP)  . . . . . .      4,200            136

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND
                                                                  Market
                Name of Issuer                    Shares          Value
                                                                 (000's)
COMMON STOCK - CONTINUED

United States - Continued
 Fluor Corp. (BJ)  . . . . . . . . . . . . . .      2,800            109
 Forest Laboratories, Inc. (JO)  . . . . . . .        700             50
 Gannett Co., Inc. (JA)  . . . . . . . . . . .        500             38
 General Electric Co. (BL) . . . . . . . . . .      1,200             35
 General Mills, Inc. (JH)  . . . . . . . . . .      1,200             53
 General Motors Corp. (BV) . . . . . . . . . .      1,400             75
 General Motors Corp. - Cl. H (JA) . . . . . .      6,200             64
 Goldman Sachs Group, Inc. (JQ)  . . . . . . .        500             37
 Guidant Corp. (JL)  . . . . . . . . . . . . .      3,000             91
 H.J. Heinz Co. (JH) . . . . . . . . . . . . .      2,200             90
 Hasbro, Inc. (BX) . . . . . . . . . . . . . .      2,400             33
 Hewlett-Packard Co. (JX)  . . . . . . . . . .      6,021             92
 Household International, Inc. (JQ)  . . . . .      2,700            134
 Illinois Tool Works, Inc. (BM)  . . . . . . .        800             55
 IMC Global, Inc. (BC) . . . . . . . . . . . .      3,100             39
 Ingersoll-Rand Co.- Cl. A (BM)  . . . . . . .        900             41
 Intel Corp. (J0)  . . . . . . . . . . . . . .      1,700             31
 JP Morgan Chase & Co. (JQ)  . . . . . . . . .      3,900            132
 KLA-Tencor Corp. (J0) . . . . . . . . . . . .      4,400            194
 Kraft Foods, Inc. - Cl. A (JH)  . . . . . . .      1,700             70
 Lam Research Corp. (J0) . . . . . . . . . . .      1,800             32
 Liberty Media Corp. - Ser. A (JA) . . . . . .      9,000             90
 Linear Technology Corp. (J0)  . . . . . . . .      1,200             38
 Lowe's Cos., Inc. (JE)  . . . . . . . . . . .      3,400            154
 Lukoil Holding - ADR (BB) . . . . . . . . . .      1,100             71
 Macromedia, Inc. (JV) . . . . . . . . . . . .      4,400             39
 McDonald's Corp. (BZ) . . . . . . . . . . . .      1,600             46
 Medtronic, Inc. (JL)  . . . . . . . . . . . .      1,800             77
 Microsoft Corp. (JV)  . . . . . . . . . . . .      2,700            148
 Motorola, Inc. (JW) . . . . . . . . . . . . .      3,800             55
 Navistar International Corp., Inc. - Cl. B
  (BM) . . . . . . . . . . . . . . . . . . . .      1,300             42
 Newmont Mining Corp. (BF) . . . . . . . . . .        400             11
 NiSource, Inc. (J4) . . . . . . . . . . . . .      1,700             37
 Nokia Oyj - ADR (JW)  . . . . . . . . . . . .      3,500             51
 Novellus Systems, Inc. (J0) . . . . . . . . .        900             31
 PepsiCo, Inc. (JG)  . . . . . . . . . . . . .      1,600             77
 Pfizer, Inc. (JO) . . . . . . . . . . . . . .      6,700            234
 Philip Morris Cos., Inc. (JI) . . . . . . . .      1,000             44
 Philips Electronics NV (BW) . . . . . . . . .        900             25
 PMC-Sierra, Inc. (J0) . . . . . . . . . . . .      4,000             37
 Polycom, Inc. (JW)  . . . . . . . . . . . . .      2,800             34
 Principal Financial Group. (JQ) . . . . . . .        300              9
 Qualcomm, Inc. (JW) . . . . . . . . . . . . .      1,900             52
 Robert Half International, Inc. (BO)  . . . .      1,800             42
 Royal Dutch Petroleum Co. - NY Shares (BB)         2,400            133
 Samsung Electronics 144A (a) (J0) . . . . . .        860            118
 Schlumberger, Ltd. (BA) . . . . . . . . . . .        700             33
 SLM Corp. (JQ)  . . . . . . . . . . . . . . .      2,100            203
 Sprint Corp. (J1) . . . . . . . . . . . . . .      3,700             39
 Sprint PCS (J2) . . . . . . . . . . . . . . .     18,600             83
 Starwood Hotels & Resorts Worldwide, Inc. (BZ)     1,100             36
 Taiwan Semiconductor Manufacturing Co., Ltd. -
  ADR (J0) . . . . . . . . . . . . . . . . . .      8,712            113
 Telefonos de Mexico SA - ADR (J1) . . . . . .      2,500             80
 Teradyne, Inc. (J0) . . . . . . . . . . . . .      2,000             47
 The PMI Group, Inc. (JR)  . . . . . . . . . .      2,200             84
 The Thomson Corp. (JA)  . . . . . . . . . . .      3,900            123
 The Walt Disney Co. (JA)  . . . . . . . . . .      1,700             32
 TMP Worldwide, Inc. (JA)  . . . . . . . . . .      2,200             47
 Transocean Sedco Forex, Inc. (BA) . . . . . .      1,600             50
 UAL Corp. (BQ)  . . . . . . . . . . . . . . .      2,700             31
 United Parcel Service, Inc. - Cl. B (BP)  . .        700             43
 United Technologies Corp. (BH)  . . . . . . .      2,000            136
 Unocal Corp. (BB) . . . . . . . . . . . . . .      3,100            115
 USA Networks, Inc. (JC) . . . . . . . . . . .      2,900             68
 VeriSign, Inc. (JT) . . . . . . . . . . . . .      5,200             37
 Veritas Software Corp. (JV) . . . . . . . . .        300              6
 Viacom, Inc. - Cl. B (JA) . . . . . . . . . .        800             35
 Vodafone Group plc (J2) . . . . . . . . . . .        100              1
 Wachovia Corp. (JP) . . . . . . . . . . . . .      1,000             38
 Wal-Mart Stores, Inc. (JD)  . . . . . . . . .        900             50
 Washington Mutual, Inc. (JP)  . . . . . . . .     10,350            384
 Weatherford Bermuda (XX)  . . . . . . . . . .      1,200             52
 Wells Fargo & Co. (JP)  . . . . . . . . . . .      1,900             95
 Williams Cos., Inc. (J5)  . . . . . . . . . .      4,900             29
 Xilinx, Inc. (J0) . . . . . . . . . . . . . .      2,400             54
 XL Capital, Ltd. - Cl. A (JR) . . . . . . . .      1,300            110
                                                                 -------
                                                                   8,633
                                                                 -------
                            TOTAL COMMON STOCK-      55.5%        16,363

PREFERRED STOCK

United States - 0.2%
 Ford Motor Co. Capital Trust II (PS)  . . . .        800             45
                                                                 -------
                         TOTAL PREFERRED STOCK-       0.2%            45
                                                    Par
                                                   Value
                                                  (000's)
PUBLICLY-TRADED BONDS

Australia - 0.5%
 Commonwealth of Australia - Bonds (FG)
 7.5% due 07/15/05 . . . . . . . . . . . . . .   $    250            148
Canada - 0.6%
 Government of Canada (FG)
 7.25% due 06/01/07  . . . . . . . . . . . . .        250            181
Denmark - 0.5%
 Kingdom of Denmark - Bullet Bond (FG)
 8.0% due 03/15/06 . . . . . . . . . . . . . .      1,100            162
Finland - 0.9%
 Republic of Finland - Bonds (FG)
 5.75% due 02/23/11  . . . . . . . . . . . . .        250            258

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                      Par         Market
                Name of Issuer                       Value        Value
                                                    (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

France - 1.2%
 Government of France - Debs. (FG)
 4.0% due 10/25/09 . . . . . . . . . . . . . .        370            345

Germany - 10.2%
 Federal Republic of Germany - Bonds (FG)
 5.25% due 01/04/08  . . . . . . . . . . . . .        875            888
 5.25% due 01/04/11  . . . . . . . . . . . . .      1,500          1,513
 6.25% due 01/04/30  . . . . . . . . . . . . .        125            140
 6.75% due 04/22/03  . . . . . . . . . . . . .        375            378
 Kredit Fuer Wiederaufbau (CP)
 5.0% due 07/04/11 . . . . . . . . . . . . . .        100             98
                                                                 -------
                                                                   3,017

Japan - 2.4%
 Government of Japan - Bonds (FG)
 0.9% due 12/22/08 . . . . . . . . . . . . . .     30,000            254
 Government of Japan (FG)
 1.8% due 03/22/10 . . . . . . . . . . . . . .     50,000            443
                                                                 -------
                                                                     697

Luxembourg - 0.9%
 KFW International Finance (CP)
 1.0% due 12/20/04 . . . . . . . . . . . . . .     30,000            256

Netherlands - 3.5%
 Netherlands Government - Bonds Series 1 & 2
  (FG)
 6.0% due 01/15/06 . . . . . . . . . . . . . .      1,000          1,037

Supra National - 4.6%
 Amazon.com (CB)
 6.875% due 02/16/10 . . . . . . . . . . . . .         39             15
 Bank of Ireland (CP)
 6.45% due 02/10/10  . . . . . . . . . . . . .        250            259
 European Investment Bank - Notes (CP)
 3.0% due 09/20/06 . . . . . . . . . . . . . .     40,000            373
 Fixed Link Finance BV (CP)
 6.3% due 08/28/25 . . . . . . . . . . . . . .        100            152
 International Bank of Reconstruction &
  Development - Debs. (CP)
 4.75% due 12/20/04  . . . . . . . . . . . . .     10,000             93
 International-American Development Bank -
  Bonds (CP)
 1.9% due 07/08/09 . . . . . . . . . . . . . .     40,000            362
 Kingdom of Spain - Notes (FG)
 3.1% due 09/20/06 . . . . . . . . . . . . . .     10,000             93
                                                                 -------
                                                                   1,347

Sweden - 1.3%
 Swedish Government (FG)
 5.0% due 01/28/09 . . . . . . . . . . . . . .      3,750            400

United Kingdom - 1.7%
 British Telecom plc (CP)
 7.125% due 02/15/11 . . . . . . . . . . . . .        125            129
 U.K. Treasury (FG)
 7.25% due 12/07/07  . . . . . . . . . . . . .        100            168
 United Kingdom Treasury (FG)
 5.75% due 12/07/09  . . . . . . . . . . . . .        125            199
                                                                 -------
                                                                     496

United States - 9.9%
 Amazon.Com, Inc. (CB)
 4.75% due 02/01/09  . . . . . . . . . . . . .        165            109
 Federal National Mortgage Assoc. - Sr. Notes
  (FD)
 2.125% due 10/09/07 . . . . . . . . . . . . .     40,000            365
 Federal National Mortgage Assoc. (FD)
 5.25% due 01/15/09  . . . . . . . . . . . . .        340            347
 Qwest Capital Funding, Inc. - Notes (ID)
 7.75% due 08/15/06  . . . . . . . . . . . . .        125             76
 Telstra, Ltd. - Notes (ID)
 6.375% due 04/01/12 . . . . . . . . . . . . .        125            128
 U.S. Treasury - Notes (TN)
 5.25% due 05/15/04  . . . . . . . . . . . . .      1,250          1,306
 U.S. Treasury - Bonds (TB)
 5.25% due 02/15/29  . . . . . . . . . . . . .        500            470
 Washington Mutual, Inc. (FB)
 5.625% due 01/15/07 . . . . . . . . . . . . .        125            127
                                                                 -------
                                                                   2,928
                                                                 -------
                   TOTAL PUBLICLY-TRADED BONDS-      38.2%        11,272

SHORT-TERM INVESTMENTS - 2.8%
 Investment in joint trading account (Note B)
 1.885% due 07/01/02                                  833            833
                                                  --------       -------
                             TOTAL INVESTMENTS-      96.7%        28,513
           Cash and Receivables, less payables-       3.3%           982
                                                  --------       -------
                                    NET ASSETS-     100.0%       $29,495
                                                  ========       =======

ADR-American Depository Receipts.

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, securities aggregated $132 or .4% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                            Market     % of
                                              Industry      Value    Long-Term
Industry                                    Abbreviation   (000s)   Investments

Foreign Governmental. . . . . . . .              GV        $6,608         23.9%
Banks . . . . . . . . . . . . . . .              JP         2,611          9.4%
Pharmaceuticals . . . . . . . . . .              JO         1,626          5.9%
Diversified Financials. . . . . . .              JQ         1,612          5.9%
Semiconductor Equipment &
  Products. . . . . . . . . . . . .              J0         1,317          4.8%
U.S. Governmental - Notes . . . . .              TN         1,307          4.7%
Oil & Gas . . . . . . . . . . . . .              BB           942          3.4%
Insurance . . . . . . . . . . . . .              JR           865          3.1%
Media . . . . . . . . . . . . . . .              JA           848          3.0%
Diversified Telecommunication
  Services. . . . . . . . . . . . .              J1           807          3.0%
U.S. Government Agencies. . . . . .              FD           749          2.7%
Wireless Telecommunications
  Services. . . . . . . . . . . . .              J2           627          2.3%
Communications Equipment. . . . . .              JW           603          2.2%
Automobiles . . . . . . . . . . . .              BV           570          2.0%
U.S. Governmental - Bonds . . . . .              TB           470          1.7%
Food Products . . . . . . . . . . .              JH           415          1.5%
Electronic Equipment &
  Instruments . . . . . . . . . . .              JY           407          1.4%
Household Durables. . . . . . . . .              BW           366          1.3%
Beverages . . . . . . . . . . . . .              JG           339          1.2%
Health Care Equipment &
  Supplies. . . . . . . . . . . . .              JL           332          1.2%
Specialty Retail. . . . . . . . . .              JE           316          1.1%
Chemicals . . . . . . . . . . . . .              BC           316          1.2%
Electrical Equipment. . . . . . . .              BK           288          1.0%
Industrial Conglomerates. . . . . .              BL           252          1.0%
Energy Equipment & Services . . . .              BA           251          0.9%
Metals & Mining . . . . . . . . . .              BF           240          0.9%
Machinery . . . . . . . . . . . . .              BM           234          0.8%
Real Estate Investment Trust. . . .              JS           226          0.8%
Software. . . . . . . . . . . . . .              JV           225          0.8%
Commercial Services & Supplies. . .              BO           207          0.7%
Multiline Retail. . . . . . . . . .              JD           187          0.7%
Computers & Peripherals . . . . . .              JX           184          0.7%
Food & Drug Retailing . . . . . . .              JF           164          0.6%
Construction Materials. . . . . . .              BD           163          0.6%
Construction & Engineering. . . . .              BJ           162          0.6%
Hotels Restaurants & Leisure. . . .              BZ           145          0.5%
Aerospace & Defense . . . . . . . .              BH           126          0.5%
Electric Utilities. . . . . . . . .              J3            82          0.3%
Internet Catalog & Retail . . . . .              JC            64          0.3%
Airlines. . . . . . . . . . . . . .              BQ            60          0.2%
Road & Rail . . . . . . . . . . . .              BS            55          0.2%
Tobacco . . . . . . . . . . . . . .              JI            45          0.2%
Air Freight & Couriers. . . . . . .              BP            44          0.2%
Personal Products . . . . . . . . .              JK            43          0.1%
Auto Components . . . . . . . . . .              BU            42          0.1%
Interent Software & Services. . . .              JT            38          0.1%
Paper & Forest Products . . . . . .              BG            36          0.1%
Leisure Equipment & Products. . . .              BX            34          0.1%
Gas Utilities . . . . . . . . . . .              J5            30          0.1%
                                                        ----------      -------
                                                          $27,680        100.0%
                                                        ==========      =======

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
MULTI CAP GROWTH FUND
                                                              Market
             Name of Issuer                  Shares           Value
                                                             (000's)
COMMON STOCK

Aerospace & Defense - 1.3%
 General Dynamics Corp. *  . . . . . . .      1,540         $    164
 Raytheon Co. *  . . . . . . . . . . . .     53,025            2,161
                                                           ----------
                                                               2,325

Banks - 1.7%
 Fifth Third Bancorp * . . . . . . . . .     47,714            3,180

Biotechnology - 0.9%
 Genetech, Inc. *  . . . . . . . . . . .     17,250              578
 Millennium Pharmaceuticals, Inc. *  . .     80,893              983
                                                           ----------
                                                               1,561

Commercial Services & Supplies - 3.9%
 Cendant Corp. . . . . . . . . . . . . .    212,900            3,381
 Honeywell International, Inc. * . . . .    109,850            3,870
                                                           ----------
                                                               7,251

Communications Equipment - 2.9%
 Brocade Communications Systems, Inc. *      51,156              894
 Nokia Oyj - ADR . . . . . . . . . . . .    312,222            4,521
                                                           ----------
                                                               5,415

Diversified Financials - 5.3%
 Citigroup, Inc. * . . . . . . . . . . .     98,923            3,833
 E*TRADE Group, Inc. * . . . . . . . . .    184,780            1,009
 Goldman Sachs Group, Inc. . . . . . . .     44,329            3,252
 Household International, Inc. * . . . .     35,819            1,780
                                                           ----------
                                                               9,874

Diversified Telecommunication Services - 1.6%
 Cox Communications, Inc. - Cl. A *  . .    106,745            2,941

Electronic Equipment & Instruments - 1.4%
 Celestica, Inc. * . . . . . . . . . . .    113,362            2,574

Energy Equipment & Services - 1.8%
 Patterson UTI Energy, Inc. *  . . . . .     15,620              441
 Smith International, Inc. * . . . . . .     43,035            2,935
                                                           ----------
                                                               3,376

Health Care Equipment & Supplies - 2.0%
 Amerisource Bergen Corp. *  . . . . . .     26,635            2,024
 Guidant Corp. * . . . . . . . . . . . .     56,820            1,718
                                                           ----------
                                                               3,742

Health Care Providers & Services - 11.2%
 Anthem, Inc. *  . . . . . . . . . . . .     33,375            2,252
 Cardinal Health, Inc. * . . . . . . . .     37,807            2,322
 Cigna Corp. * . . . . . . . . . . . . .     24,020            2,340
 Laboratory Corporation of America
  Holdings * . . . . . . . . . . . . . .    115,960            5,293
 McKesson HBOC, Inc. * . . . . . . . . .     54,530            1,783
 Tenet Healthcare Corp. *  . . . . . . .     65,730            4,703
 UnitedHealth Group, Inc. *  . . . . . .     21,920            2,007
                                                           ----------
                                                              20,700

Household Durables - 0.5%
 Stanley Works * . . . . . . . . . . . .     22,702              931

Insurance - 8.3%
 AFLAC, Inc. * . . . . . . . . . . . . .     97,990            3,136
 Allstate Corp. *  . . . . . . . . . . .     98,823            3,654
 Berkshire Hathaway, Inc. - Cl. B *  . .      2,440            5,451
 XL Capital, Ltd. - Cl. A *  . . . . . .     36,390            3,082
                                                           ----------
                                                              15,323

Internet & Catalog Retail - 2.5%
 eBay, Inc. *  . . . . . . . . . . . . .     75,505            4,653

IT Consulting & Services - 1.2%
 Accenture, Ltd. - Cl. A * . . . . . . .     80,364            1,527
 Electronic Data Systems Corp. * . . . .     20,105              747
                                                           ----------
                                                               2,274

Media - 14.4%
 AOL Time Warner, Inc. * . . . . . . . .    114,711            1,687
 Cablevision Systems Corp. * . . . . . .    107,464              940
 Cablevision Systems Corp. - Cl. A * . .    129,979            1,230
 Charter Communications, Inc. - Cl. A *     197,330              805
 Clear Channel Communications, Inc. *  .     39,350            1,260
 Comcast Corp. - Cl. A * . . . . . . . .    138,656            3,305
 EchoStar Communications Corp. - Cl. A *     44,105              819
 Liberty Media Corp. - Ser. A *  . . . .    801,464            8,015
 The Walt Disney Co. * . . . . . . . . .     49,424              934
 TMP Worldwide, Inc. * . . . . . . . . .     71,835            1,544
 USA Networks, Inc. *  . . . . . . . . .     84,340            1,978
 Viacom, Inc. - Cl. B *  . . . . . . . .     92,645            4,111
                                                           ----------
                                                              26,628

Multiline Retail - 1.8%
 Dollar Tree Stores, Inc. *  . . . . . .     82,970            3,270

Oil & Gas - 3.6%
 BJ Services Co. * . . . . . . . . . . .    113,025            3,829
 Murphy Oil Corp.  . . . . . . . . . . .     12,460            1,028
 Petroleo Brasileiro SA *  . . . . . . .     92,260            1,740
                                                           ----------
                                                               6,597

Pharmaceuticals - 8.5%
 Forest Laboratories, Inc. * . . . . . .     36,365            2,575
 Pfizer, Inc. *  . . . . . . . . . . . .    216,079            7,563
 Schering-Plough Corp. * . . . . . . . .     84,154            2,070
 Wyeth * . . . . . . . . . . . . . . . .     68,899            3,527
                                                           ----------
                                                              15,735

Semiconductor Equipment & Products - 3.5%
 Analog Devices, Inc. *  . . . . . . . .    132,530            3,936
 ASML Holdings NV *  . . . . . . . . . .     48,853              738
 Flextronics International, Ltd. * . . .    104,320              744
 National Semiconductor Corp. *  . . . .     35,235            1,028
                                                           ----------
                                                               6,446

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
MULTI CAP GROWTH FUND
                                                              Market
             Name of Issuer                  Shares           Value
                                                             (000's)

COMMON STOCK - Continued

Software - 2.9%
 Electronic Arts, Inc. * . . . . . . . .     80,460         $  5,314

Specialty Retail - 3.1%
 Amazon.com, Inc. *  . . . . . . . . . .    164,545            2,674
 Home Depot, Inc. *  . . . . . . . . . .     49,227            1,808
 Tiffany & Co. * . . . . . . . . . . . .     36,899            1,299
                                                            --------
                                                               5,781

U.S. Government Agencies - 2.3%
 Federal National Mortgage Assoc. *  . .     58,049            4,281
                                                            --------
                      TOTAL COMMON STOCK-      86.6%         160,172


                                              Par
                                             Value

                                            (000's)

SHORT-TERM INVESTMENTS - 7.2%

 Investment in joint trading account
     (Note B)
  1.885% due 07/01/02  . . . . . . . . .   $ 13,235           13,235
                                           ---------        --------
                       TOTAL INVESTMENTS-      93.8%         173,407
     Cash and Receivables, less payables-       6.2%          11,474
                                           ---------        --------
                              NET ASSETS-     100.0%        $184,881
                                           =========        ========

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                 Market
               Name of Issuer                   Shares           Value
                                                                (000's)
COMMON STOCK

Aerospace & Defense - 2.4%
 Lockheed Martin Corp. *  . . . . . . . . .     30,800         $  2,141
 Raytheon Co. * . . . . . . . . . . . . . .     45,700            1,862
 Rockwell Collins, Inc. * . . . . . . . . .     97,100            2,662
                                                              ----------
                                                                  6,665

Auto ponents - 0.3%
 TRW, Inc. *  . . . . . . . . . . . . . . .     12,300              701

Automobiles - 0.5%
 Ford Motor Co. * . . . . . . . . . . . . .     93,000            1,488

Banks - 8.0%
 Bank of America Corp. *  . . . . . . . . .     39,600            2,786
 Bank One Corp. * . . . . . . . . . . . . .    106,200            4,087
 FleetBoston Financial Corp. *  . . . . . .    112,072            3,625
 JP Morgan Chase & Co.  . . . . . . . . . .     83,630            2,837
 Mellon Financial Corp. * . . . . . . . . .    101,500            3,190
 Mercantile Bankshares Corp.  . . . . . . .     34,400            1,411
 National City Corp. *  . . . . . . . . . .     51,300            1,706
 Wells Fargo & Co. *  . . . . . . . . . . .     44,500            2,228
                                                              ----------
                                                                 21,870

Beverages - 0.9%
 Brown-Forman Corp. - Cl. B * . . . . . . .     35,500            2,449

Chemicals - 3.8%
 Dow Chemical Co. * . . . . . . . . . . . .     63,200            2,173
 E.I. du Pont de Nemours & Co. *  . . . . .     76,700            3,405
 Great Lakes Chemical Corp. * . . . . . . .     58,400            1,547
 Hercules, Inc. * . . . . . . . . . . . . .     98,800            1,146
 International Flavors & Fragrances, Inc. *     62,900            2,044
                                                              ----------
                                                                 10,315

Commercial Services & Supplies - 3.9%
 Dun & Bradstreet Corp. . . . . . . . . . .     27,500              909
 Honeywell International, Inc. *  . . . . .    144,900            5,105
 R.R. Donnelley & Sons Co. *  . . . . . . .     55,100            1,518
 Waste Management, Inc. * . . . . . . . . .    121,190            3,157
                                                              ----------
                                                                 10,689

Communications Equipment - 0.2%
 Corning, Inc. *  . . . . . . . . . . . . .     23,900               85
 Lucent Technologies, Inc. *  . . . . . . .    224,200              372
                                                              ----------
                                                                    457

Computers & Peripherals - 1.0%
 Hewlett-Packard Co. *  . . . . . . . . . .    173,188            2,646

Diversified Financials - 3.6%
 American Express Co. * . . . . . . . . . .     85,000            3,087
 Citigroup, Inc. *  . . . . . . . . . . . .     65,466            2,537
 NiSource, Inc. * . . . . . . . . . . . . .     96,700            2,111
 The Dun & Bradstreet Corp. * . . . . . . .     40,100            1,995
                                                              ----------
                                                                  9,730

Diversified Telemunication Services - 7.6%
 Alltel Corp. * . . . . . . . . . . . . . .     57,800            2,717
 AT&T Corp. * . . . . . . . . . . . . . . .    281,700            3,014
 BellSouth Corp. *  . . . . . . . . . . . .     96,300            3,034
 Motorola, Inc. * . . . . . . . . . . . . .    151,300            2,182
 Qwest munications International, Inc. *  .    397,900            1,114
 SBC munications, Inc. *  . . . . . . . . .    109,155            3,329
 Sprint Corp. * . . . . . . . . . . . . . .    139,600            1,481
 Verizon munications *  . . . . . . . . . .     97,116            3,899
                                                              ----------
                                                                 20,770

Electric Utilities - 2.2%
 Constellation Energy Group * . . . . . . .     95,200            2,793
 Exelon Corp. * . . . . . . . . . . . . . .     36,375            1,903
 Firstenergy Corp. *  . . . . . . . . . . .     42,700            1,425
                                                              ----------
                                                                  6,121

Electrical Equipment - 2.5%
 Cooper Industries, Ltd. - Cl. A *  . . . .     83,100            3,266
 Emerson Electric Co. . . . . . . . . . . .     12,700              679
 Hubbell, Inc. - Cl. B  . . . . . . . . . .     41,900            1,431
 Rockwell International Corp. * . . . . . .     69,500            1,389
                                                              ----------
                                                                  6,765

Energy Equipment & Services - 0.5%
 Baker Hughes, Inc. * . . . . . . . . . . .     37,700            1,255

Food Products - 2.7%
 Campbell Soup Co. *  . . . . . . . . . . .     65,500            1,812
 General Mills, Inc. *  . . . . . . . . . .     44,300            1,953
 Hershey Foods Corp. *  . . . . . . . . . .     30,900            1,931
 Kellogg Co. *  . . . . . . . . . . . . . .     25,500              914
 McCormick & Co., Inc.  . . . . . . . . . .     29,000              747
                                                              ----------
                                                                  7,357

Gas Utilities - 0.6%
 El Paso Corp.  . . . . . . . . . . . . . .     83,600            1,723

Health Care Equipment & Supplies - 0.6%
 Becton, Dickinson & Co. *  . . . . . . . .     44,400            1,530

Hotels Restaurants & Leisure - 2.8%
 Hilton Hotels Corp. *  . . . . . . . . . .    131,300            1,825
 McDonald's Corp. * . . . . . . . . . . . .     94,000            2,675
 Starwood Hotels & Resorts Worldwide, Inc. *    99,400            3,269
                                                              ----------
                                                                  7,769

Household Durables - 1.7%
 Black & Decker Corp. * . . . . . . . . . .     23,500            1,133
 Fortune Brands, Inc. * . . . . . . . . . .     62,900            3,522
                                                              ----------
                                                                  4,655

Household Products - 2.2%
 Clorox Co. * . . . . . . . . . . . . . . .     47,100            1,947
 Kimberly-Clark Corp. * . . . . . . . . . .     28,800            1,786
 Procter & Gamble Co. * . . . . . . . . . .     24,300            2,170
                                                              ----------
                                                                  5,903

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                  Market
               Name of Issuer                   Shares            Value
                                                                 (000's)
COMMON STOCK - CONTINUED

Industrial Conglomerates - 2.9%
 3M Co. * . . . . . . . . . . . . . . . . .     29,000         $  3,567
 General Electric Co. * . . . . . . . . . .    147,900            4,296
                                                              ---------
                                                                  7,863

Insurance - 5.8%
 American International Group, Inc. * . . .     34,146            2,330
 Aon Corp. *  . . . . . . . . . . . . . . .     45,800            1,350
 Chubb Corp. *  . . . . . . . . . . . . . .     42,700            3,023
 Lincoln National Corp. * . . . . . . . . .     30,900            1,298
 Prudential Financial, Inc. * . . . . . . .     25,400              847
 Safeco Corp. * . . . . . . . . . . . . . .     95,200            2,941
 St. Paul Cos., Inc. *  . . . . . . . . . .     28,652            1,115
 UnumProvident Corp. *  . . . . . . . . . .    111,900            2,848
                                                              ---------
                                                                 15,752

Leisure Equipment & Products - 1.5%
 Eastman Kodak Co. *  . . . . . . . . . . .     82,200            2,398
 Hasbro, Inc. * . . . . . . . . . . . . . .    119,300            1,617
                                                              ---------
                                                                  4,015

Machinery - 1.2%
 Eaton Corp. *  . . . . . . . . . . . . . .     14,600            1,062
 Pall Corp. * . . . . . . . . . . . . . . .    106,000            2,200
                                                              ---------
                                                                  3,262

Media - 4.8%
 AOL Time Warner, Inc. *  . . . . . . . . .    172,100            2,532
 Dow Jones & Co., Inc. *  . . . . . . . . .     59,800            2,897
 Knight-Ridder, Inc. *  . . . . . . . . . .     47,800            3,009
 Readers Digest Association, Inc. - Cl. A *     69,700            1,306
 The Walt Disney Co. *  . . . . . . . . . .    179,800            3,398
                                                              ---------
                                                                 13,142

Multi-Utilities - 0.9%
 Duke Energy Co. *  . . . . . . . . . . . .     79,900            2,485

Multiline Retail - 1.0%
 J.C. Penney Co., Inc. *  . . . . . . . . .     24,000              529
 May Department Stores Co. *  . . . . . . .     67,150            2,211
                                                              ---------
                                                                  2,740

Office Electronics - 0.1%
 Xerox Corp. *  . . . . . . . . . . . . . .     25,400              177

Oil & Gas - 11.1%
 Amerada Hess Corp. * . . . . . . . . . . .     43,500            3,589
 BP Amoco PLC - ADR . . . . . . . . . . . .     98,732            4,985
 ChevronTexaco Corp. *  . . . . . . . . . .     76,413            6,762
 Exxon Mobil Corp. *  . . . . . . . . . . .    174,734            7,150
 Marathon Oil Corp. * . . . . . . . . . . .     51,200            1,388
 Royal Dutch Petroleum Co. *  . . . . . . .     56,700            3,134
 Unocal Corp. * . . . . . . . . . . . . . .     85,100            3,144
                                                              ---------
                                                                 30,152

Paper & Forest Products - 1.8%
 International Paper Co. *  . . . . . . . .     94,470            4,117
 MeadWestvaco Corp. * . . . . . . . . . . .     21,500              722
                                                              ---------
                                                                  4,839

Personal Products - 1.0%
 Gillette Co. * . . . . . . . . . . . . . .     82,500            2,794

Pharmaceuticals - 6.4%
 Abbott Laboratories *  . . . . . . . . . .     40,200            1,514
 Bristol-Myers Squibb Co. * . . . . . . . .    159,800            4,107
 Merck & Co., Inc. *  . . . . . . . . . . .    101,900            5,160
 Schering-Plough Corp. *  . . . . . . . . .    153,800            3,783
 Wyeth *  . . . . . . . . . . . . . . . . .     54,800            2,806
                                                              ---------
                                                                 17,370

Real Estate Development - 0.3%
 Rouse Co.  . . . . . . . . . . . . . . . .     22,800              752

Real Estate Investment Trust - 0.9%
 Simon Property Group, Inc. . . . . . . . .     67,900            2,501

Road & Rail - 2.7%
 Norfolk Southern Corp. * . . . . . . . . .    113,600            2,656
 Union Pacific Corp. *  . . . . . . . . . .     74,000            4,683
                                                              ---------
                                                                  7,339

Semiconductor Equipment & Products - 0.8%
 Agere Systems, Inc. - Cl. A *  . . . . . .    115,616              162
 Agere Systems, Inc. - Cl. B *  . . . . . .     59,314               89
 Texas Instruments, Inc. *  . . . . . . . .     76,200            1,806
                                                              ---------
                                                                  2,057

Software - 0.7%
 Microsoft Corp. *  . . . . . . . . . . . .     33,500            1,831

Specialty Retail - 0.7%
 Toys "R" Us, Inc. *  . . . . . . . . . . .    115,700            2,021

Tobacco - 1.5%
 Philip Morris Cos., Inc. * . . . . . . . .     38,200            1,669
 UST, Inc. *  . . . . . . . . . . . . . . .     75,300            2,560
                                                              ---------
                                                                  4,229

Trading panies & Distributors - 0.8%
 Genuine Parts Co. *  . . . . . . . . . . .     64,800            2,260

U.S. Government Agencies - 1.0%
 Federal National Mortgage Assoc. * . . . .     37,000            2,729
                                                              ---------
                         TOTAL COMMON STOCK-      95.9%         261,168

PREFERRED STOCK

Communications Equipment - 0.3%
 Lucent Technologies, Inc.  . . . . . . . .                         745

Diversified Financials - 0.3%
 Ford Motor Co. Capital Trust II  . . . . .                         816
                                                              ---------
                      TOTAL PREFERRED STOCK-       0.6%           1,561

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                  Par             Market
               Name of Issuer                    Value            Value
                                                (000's)          (000's)
SHORT-TERM INVESTMENTS - 3.3%

 Investment in joint trading account
     (Note B)
 1.885% due 07/01/02  . . . . . . . . . . .    $ 9,065         $  9,065
                                               -------         --------
                          TOTAL INVESTMENTS-      99.8%         271,794
        Cash and Receivables, less payables-       0.2%             451
                                               -------         --------
                                 NET ASSETS-     100.0%        $272,245
                                               =======         ========

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                 Market
              Name of Issuer                 Shares              Value
                                                                (000's)
COMMON STOCK

Aerospace & Defense - 1.6%
 General Dynamics Corp. *  . . . . . . . .      700              $   74
 Lockheed Martin Corp. * . . . . . . . . .    7,500                 521
 Northrop Grumman Corp. *  . . . . . . . .    1,400                 175
 Precision Castparts Corp. . . . . . . . .      500                  17
                                                                --------
                                                                    787

Air Freight & Couriers - 1.1%
 Airborne, Inc.  . . . . . . . . . . . . .    8,900                 171
 United Parcel Service, Inc. - Cl. B . . .    5,900                 364
                                                                --------
                                                                    535

Auto Components - 1.5%
 Goodyear Tire & Rubber Co. *  . . . . . .    8,900                 167
 Johnson Controls, Inc. *  . . . . . . . .    5,900                 481
 Visteon Corp. * . . . . . . . . . . . . .    8,200                 116
                                                                --------
                                                                    764

Automobiles - 1.8%
 General Motors Corp. *  . . . . . . . . .   14,200                 759
 General Motors Corp. - Cl. H *  . . . . .    4,000                  41
 Harley-Davidson, Inc. * . . . . . . . . .    2,200                 113
                                                                --------
                                                                    913

Banks - 13.3%
 Bank of America Corp. * . . . . . . . . .   22,610               1,591
 Bank One Corp. *  . . . . . . . . . . . .    7,000                 269
 BB&T Corporation *  . . . . . . . . . . .    3,800                 147
 Comerica, Inc. *  . . . . . . . . . . . .    2,900                 178
 Fifth Third Bancorp * . . . . . . . . . .    4,200                 280
 Fulton Financial Corp.  . . . . . . . . .    2,625                  50
 Hudson City Bancorp, Inc. . . . . . . . .   15,400                 306
 JP Morgan Chase & Co. . . . . . . . . . .    5,200                 176
 M & T Bank Corp. *  . . . . . . . . . . .    4,400                 377
 Marshall & Ilsley Corp. * . . . . . . . .   10,600                 328
 National City Corp. * . . . . . . . . . .   15,200                 505
 Popular, Inc. . . . . . . . . . . . . . .      500                  17
 SouthTrust Corp. *  . . . . . . . . . . .   11,300                 295
 Suntrust Banks, Inc. *  . . . . . . . . .    8,300                 562
 Union Planters Corp. *  . . . . . . . . .   16,050                 520
 US Bancorp *  . . . . . . . . . . . . . .    3,900                  91
 Wachovia Corp. *  . . . . . . . . . . . .   11,200                 428
 Wells Fargo & Co. * . . . . . . . . . . .    9,500                 476
                                                                --------
                                                                  6,596

Beverages - 0.2%
 Pepsi Bottling Group, Inc. *  . . . . . .    1,400                  43
 PepsiCo, Inc. * . . . . . . . . . . . . .    1,000                  48
                                                                --------
                                                                     91

Chemicals - 0.9%
 A. Schulman, Inc. . . . . . . . . . . . .      700                  15
 Engelhard Corp. * . . . . . . . . . . . .      700                  20
 IMC Global, Inc.  . . . . . . . . . . . .    2,900                  36
 Monsanto Co.  . . . . . . . . . . . . . .   10,510                 187
 OM Group, Inc.  . . . . . . . . . . . . .      500                  31
 Rohm & Haas Co. * . . . . . . . . . . . .    1,000                  41
 Sigma-Aldrich Corp. * . . . . . . . . . .    2,100                 105
                                                                --------
                                                                    435

Commercial Services & Supplies - 1.2%
 Banta Corp. . . . . . . . . . . . . . . .    2,700                  97
 Deluxe Corp. *  . . . . . . . . . . . . .    1,300                  50
 H & R Block, Inc. * . . . . . . . . . . .      300                  14
 Manpower, Inc. *  . . . . . . . . . . . .      400                  15
 Paychex, Inc. * . . . . . . . . . . . . .   10,200                 319
 Waste Management, Inc. *  . . . . . . . .    3,300                  86
                                                                --------
                                                                    581

Communications Equipment - 0.0%
 3Com Corp. *  . . . . . . . . . . . . . .      500                   2

Computers & Peripherals - 2.5%
 Dell Computer Corp. * . . . . . . . . . .   19,800                 518
 Hewlett-Packard Co. * . . . . . . . . . .   10,942                 167
 International Business Machines Corp. * .    7,100                 511
 NCR Corp. * . . . . . . . . . . . . . . .    1,500                  52
                                                                --------
                                                                  1,248

Containers & Packaging - 0.8%
 Ball Corp. *  . . . . . . . . . . . . . .    4,900                 203
 Temple-Inland, Inc. * . . . . . . . . . .    3,300                 191
                                                                --------
                                                                    394

Diversified Financials - 8.0%
 Bear Stearns Cos., Inc. * . . . . . . . .    8,400                 514
 Charles Schwab Corp. *  . . . . . . . . .   10,800                 121
 Citigroup, Inc. * . . . . . . . . . . . .   56,500               2,189
 Federated Investments, Inc. - Cl. B . . .    2,000                  69
 John Nuveen Co. - Cl. A . . . . . . . . .    4,400                 113
 Legg Mason, Inc. *  . . . . . . . . . . .    3,400                 168
 Merrill Lynch & Co., Inc. * . . . . . . .    6,100                 247
 Nationwide Financial Services - Cl. A . .   10,500                 415
 SEI Investments Company . . . . . . . . .    2,300                  65
 The Dun & Bradstreet Corp. *  . . . . . .    2,000                 100
                                                                --------
                                                                  4,001

Diversified Telecommunication Services - 6.1%
 Alltel Corp. *  . . . . . . . . . . . . .    1,600                  75
 AT&T Corp. *  . . . . . . . . . . . . . .   35,400                 379
 BCE, Inc. . . . . . . . . . . . . . . . .    3,900                  68
 BellSouth Corp. * . . . . . . . . . . . .    4,700                 148
 Cox Communications, Inc. - Cl. A *  . . .    2,800                  77
 Motorola, Inc. *  . . . . . . . . . . . .   31,900                 460
 SBC Communications, Inc. *  . . . . . . .   14,400                 439
 Sprint Corp. *  . . . . . . . . . . . . .   25,500                 271
 Verizon Communications *  . . . . . . . .   27,300               1,096
                                                                --------
                                                                  3,013

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                 Market
              Name of Issuer                 Shares              Value
                                                                (000's)
COMMON STOCK - CONTINUED

Electric Utilities - 3.6%
 American Electric Power Co. * . . . . . .   11,300              $  452
 Aquila, Inc. Delaware * . . . . . . . . .   18,700                 150
 Consolidated Edison, Inc. * . . . . . . .      300                  13
 Constellation Energy Group *  . . . . . .    2,100                  62
 Entergy Corp. * . . . . . . . . . . . . .   12,800                 543
 Firstenergy Corp. * . . . . . . . . . . .      600                  20
 PG & E Corp. *  . . . . . . . . . . . . .   20,000                 358
 TXU Corp. * . . . . . . . . . . . . . . .    4,200                 216
                                                                --------
                                                                  1,814

Electrical Equipment - 0.2%
 Rockwell International Corp. *  . . . . .    1,900                  38
 Tecumseh Products Co. - Cl. A . . . . . .      900                  48
                                                                --------
                                                                     86

Electronic Equipment & Instruments - 2.0%
 Arrow Electronics, Inc. * . . . . . . . .    8,600                 178
 Avnet, Inc. . . . . . . . . . . . . . . .    6,400                 141
 Ingram Micro, Inc. - Cl. A *  . . . . . .   24,800                 341
 Sanmina Corp. * . . . . . . . . . . . . .    3,500                  22
 Solectron Corp. * . . . . . . . . . . . .    6,700                  41
 Tech Data Corp. * . . . . . . . . . . . .    7,410                 281
                                                                --------
                                                                  1,004

Energy Equipment & Services - 0.2%
 Global Santa Fe Corp. . . . . . . . . . .    2,200                  60
 Transocean Sedco Forex, Inc. *  . . . . .      800                  25
                                                                --------
                                                                     85

Finance - 0.6%
 Morgan Stanley, Dean Witter, Discover &
  Co. *  . . . . . . . . . . . . . . . . .    7,300                 314
Food & Drug Retailing - 2.6%
 Albertson's, Inc. * . . . . . . . . . . .    3,600                 110
 Kraft Foods, Inc. - CL. A . . . . . . . .   12,600                 516
 SuperValu, Inc. * . . . . . . . . . . . .    7,900                 194
 Sysco Corp. * . . . . . . . . . . . . . .   16,800                 457
                                                                --------
                                                                  1,277

Food Products - 1.0%
 Archer Daniels Midland Co. *  . . . . . .    8,400                 107
 Dole Food Company . . . . . . . . . . . .    1,600                  46
 Interstate Bakeries . . . . . . . . . . .    2,000                  58
 J.M. Smucker Co. *  . . . . . . . . . . .      230                   8
 Sara Lee Corp. *  . . . . . . . . . . . .    9,800                 202
 Smithfield Foods, Inc. *  . . . . . . . .    3,000                  56
 Tyson Foods, Inc. - Cl. A . . . . . . . .    2,400                  37
                                                                --------
                                                                    514

Gas Utilities - 0.5%
 ONEOK, Inc. . . . . . . . . . . . . . . .   11,900                 261

Health Care Equipment & Supplies - 1.1%
 Baxter International, Inc. *  . . . . . .    6,600                 293
 Henry Schein, Inc. *  . . . . . . . . . .    2,900                 129
 Stryker Corp. * . . . . . . . . . . . . .    2,000                 107
                                                                --------
                                                                    529

Health Care Providers & Services - 2.8%
 Aetna US Healthcare, Inc. * . . . . . . .    5,500                 264
 Cardinal Health, Inc. * . . . . . . . . .    8,000                 491
 McKesson HBOC, Inc. * . . . . . . . . . .   14,300                 468
 UnitedHealth Group, Inc. *  . . . . . . .    1,600                 146
                                                                --------
                                                                  1,369

Hotels Restaurants & Leisure - 0.9%
 Yum Brands, Inc. *  . . . . . . . . . . .   15,600                 456

Household Durables - 0.6%
 American Greetings Corp. - Cl. A *  . . .   12,600                 210
 Mohawk Industries, Inc. * . . . . . . . .    1,100                  68
                                                                --------
                                                                    278

Household Products - 4.0%
 Colgate-Palmolive Co. * . . . . . . . . .   10,200                 511
 Procter & Gamble Co. *  . . . . . . . . .   16,500               1,473
                                                                --------
                                                                  1,984

Industrial Conglomerates - 1.0%
 3M Co. *  . . . . . . . . . . . . . . . .    3,900                 480

Insurance - 4.7%
 Allstate Corp. *  . . . . . . . . . . . .    5,500                 203
 American Financial Group, Inc.  . . . . .    2,300                  55
 American International Group, Inc. *  . .    2,515                 172
 American National Insurance Co. . . . . .    1,100                 106
 CNA Financial Corp. * . . . . . . . . . .    5,600                 148
 Hartford Financial Services Group, Inc. *    4,800                 286
 Lincoln National Corp. *  . . . . . . . .    2,700                 113
 Metlife, Inc. * . . . . . . . . . . . . .   18,900                 544
 Prudential Financial, Inc. *  . . . . . .   15,900                 531
 The MONY Group, Inc.  . . . . . . . . . .    1,400                  48
 Travelers Property Casualty Corp. Cl. A *    4,300                  76
 Wesco Financial Corp. . . . . . . . . . .      100                  30
                                                                --------
                                                                  2,312

Internet Software & Services - 0.1%
 EarthLink, Inc. * . . . . . . . . . . . .    4,700                  31

IT Consulting & Services - 0.7%
 Computer Sciences Corp. * . . . . . . . .    4,400                 211
 Electronic Data Systems Corp. * . . . . .    3,800                 141
                                                                --------
                                                                    352

Machinery - 1.3%
 AGCO Corp.  . . . . . . . . . . . . . . .   23,600                 460
 Caterpillar, Inc. * . . . . . . . . . . .    3,100                 152
 ITT Industries, Inc. *  . . . . . . . . .      700                  49
                                                                --------
                                                                    661

Media - 4.6%
 AOL Time Warner, Inc. * . . . . . . . . .   12,000                 177

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                 Market
              Name of Issuer                 Shares              Value
                                                                (000's)
COMMON STOCK - CONTINUED

Media - Continued

 Clear Channel Communications, Inc. *  . .   10,810            $    346
 Comcast Corp. - Cl. A * . . . . . . . . .   14,400                 343
 Cox Radio, Inc. - Cl. A * . . . . . . . .    2,900                  70
 Entravision Communications - Cl. A *  . .    5,100                  62
 Fox Entertainment Group, Inc. - Cl. A * .    3,700                  80
 Hearst-Argyle Television, Inc. *  . . . .    3,000                  68
 Liberty Media Corp.- Ser. A * . . . . . .   25,900                 259
 McClatchy Newspapers, Inc. - Cl. A  . . .    3,300                 212
 Media General, Inc. - Cl. A . . . . . . .    1,200                  72
 Viacom, Inc. - Cl. B *  . . . . . . . . .   13,700                 608
                                                               ---------
                                                                  2,297

Metals & Mining - 0.8%
 Alcan Aluminum, Ltd. *  . . . . . . . . .    9,300                 349
 Inco, Ltd. *  . . . . . . . . . . . . . .    2,800                  63
                                                               ---------
                                                                    412

Multi-Utilities - 1.1%
 Duke Energy Co. * . . . . . . . . . . . .   17,300                 538

Multiline Retail - 1.7%
 Dillard's, Inc. - Cl. A * . . . . . . . .      900                  24
 Dollar Tree Stores, Inc. *  . . . . . . .    2,700                 106
 Federated Department Stores, Inc. * . . .    2,400                  95
 J.C. Penney Co., Inc. * . . . . . . . . .   11,300                 249
 Wal-Mart Stores, Inc. * . . . . . . . . .    7,000                 385
                                                               ---------
                                                                    859

Oil & Gas - 9.7%
 Amerada Hess Corp. *  . . . . . . . . . .      700                  58
 Anadarko Petroleum Corp. *  . . . . . . .    5,400                 266
 Ashland, Inc. * . . . . . . . . . . . . .    5,200                 210
 ChevronTexaco Corp. * . . . . . . . . . .   10,235                 906
 Conoco, Inc. *  . . . . . . . . . . . . .    6,400                 178
 Exxon Mobil Corp. * . . . . . . . . . . .   64,800               2,652
 Marathon Oil Corp. *  . . . . . . . . . .    4,100                 111
 Occidental Petroleum Corp. *  . . . . . .    7,500                 225
 Phillips Petroleum Co. *  . . . . . . . .    4,160                 245
                                                               ---------
                                                                  4,851

Paper & Forest Products - 1.2%
 Georgia-Pacific Corp. * . . . . . . . . .   11,300                 278
 Weyerhaeuser Co. *  . . . . . . . . . . .    5,200                 332
                                                               ---------
                                                                    610

Personal Products - 0.5%
 Gillette Co. *  . . . . . . . . . . . . .    5,700                 193
 Perrigo Co. * . . . . . . . . . . . . . .    4,600                  60
                                                               ---------
                                                                    253

Pharmaceuticals - 2.4%
 Abbott Laboratories * . . . . . . . . . .   14,700                 554
 Merck & Co., Inc. * . . . . . . . . . . .   12,900                 653
                                                               ---------
                                                                  1,207

Real Estate Investment Trust - 0.9%
 Avalonbay Communities, Inc. . . . . . . .    1,700                  80
 Equity Office Properties Trust *  . . . .   11,600                 349
 Mack-Cali Realty Corp. *  . . . . . . . .      400                  14
 Simon Property Group, Inc.  . . . . . . .      600                  22
                                                               ---------
                                                                    465

Real Estate Operations - 0.7%
 AMB Property Corp.  . . . . . . . . . . .    5,100                 158
 Prologis Trust  . . . . . . . . . . . . .    8,100                 211
                                                               ---------
                                                                    369

Road & Rail - 0.7%
 CSX Corp. * . . . . . . . . . . . . . . .    5,400                 189
 Norfolk Southern Corp. *  . . . . . . . .    2,300                  54
 Union Pacific Corp. * . . . . . . . . . .    1,700                 108
                                                               ---------
                                                                    351

Semiconductor Equipment & Products - 0.1%
 Teradyne, Inc. *  . . . . . . . . . . . .    1,800                  42

Specialty Retail - 2.8%
 AutoNation, Inc. *  . . . . . . . . . . .   34,600                 502
 Best Buy Co., Inc. *  . . . . . . . . . .    3,900                 141
 Blockbuster, Inc. - Cl. A . . . . . . . .   13,000                 350
 Limited, Inc. * . . . . . . . . . . . . .    1,700                  36
 Sherwin-Williams Co. *  . . . . . . . . .    5,600                 168
 Staples, Inc. * . . . . . . . . . . . . .    2,600                  51
 TJX Cos., Inc. *  . . . . . . . . . . . .    7,400                 145
                                                               ---------
                                                                  1,393

Tobacco - 2.3%
 Loews Corp. * . . . . . . . . . . . . . .   10,800                 562
 Philip Morris Cos., Inc. *  . . . . . . .    3,200                 140
 R.J. Reynolds Tobacco Holdings, Inc. *  .    8,500                 457
                                                               ---------
                                                                  1,159

Trading Companies & Distributors - 0.7%
 Genuine Parts Co. * . . . . . . . . . . .    7,900                 276
 W.W. Grainger, Inc. * . . . . . . . . . .    1,800                  90
                                                               ---------
                                                                    366

U.S. Government Agencies - 2.3%
 Federal Home Loan Mortgage Corp. *  . . .    3,500                 214
 Federal National Mortgage Assoc. *  . . .   12,900                 952
                                                               ---------
                                                                  1,166

Wireless Telecommunications Services - 0.5%
 AT&T Wireless Group * . . . . . . . . . .    3,200                  19
 Telephone and Data Systems, Inc.  . . . .    3,100                 188
 United States Cellular Corp. *  . . . . .    2,100                  53
                                                               ---------
                                                                    260

                                                               ---------
                        TOTAL COMMON STOCK-    99.9%             49,765
       Cash and Receivables, less payables-     0.1%                 32
                                             ------            ---------
                                NET ASSETS-   100.0%           $ 49,797
                                             ======            =========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                                   Market
           Name of Issuer                    Shares                Value
                                                                  (000's)
COMMON STOCK

Aerospace & Defense - 1.7%
 Boeing Co. *  . . . . . . . . . . .         10,200              $   459
 General Dynamics Corp. *  . . . . .         11,200                1,191
 Lockheed Martin Corp. * . . . . . .         11,400                  792
                                                                ---------
                                                                   2,442

Air Freight & Couriers - 0.6%
 Fedex Corp. * . . . . . . . . . . .         15,400                  822

Airlines - 0.3%
 Continental Airlines, Inc. - Cl. B *        25,700                  406

Auto Components - 0.5%
 Lear Corp. *  . . . . . . . . . . .         17,200                  796

Automobiles - 1.3%
 Ford Motor Co. *  . . . . . . . . .         71,970                1,152
 General Motors Corp. *  . . . . . .         15,200                  812
                                                                ---------
                                                                   1,964

Banks - 13.8%
 Bank of America Corp. * . . . . . .         46,200                3,251
 Bank One Corp. *  . . . . . . . . .         30,100                1,158
 Banknorth Group, Inc. * . . . . . .         34,100                  887
 Commerce Bancshares, Inc. . . . . .         10,150                  449
 Golden West Financial Corp. * . . .         33,500                2,304
 Hibernia Corp. - Cl. A  . . . . . .         36,000                  713
 KeyCorp * . . . . . . . . . . . . .         62,800                1,715
 PNC Bank Corp. *  . . . . . . . . .         52,700                2,755
 UnionBanCal Corp. . . . . . . . . .         53,400                2,502
 Wachovia Corp. *  . . . . . . . . .         73,400                2,802
 Wells Fargo & Co. * . . . . . . . .         35,600                1,782
                                                                ---------
                                                                  20,318

Beverages - 1.6%
 Pepsi Bottling Group, Inc. *  . . .         27,600                  850
 PepsiCo, Inc. * . . . . . . . . . .         30,400                1,465
                                                                ---------
                                                                   2,315

Building Products - 1.1%
 Masco Corp. * . . . . . . . . . . .         60,800                1,648

Chemicals - 2.9%
 Dow Chemical Co. *  . . . . . . . .         37,200                1,279
 E.I. du Pont de Nemours & Co. * . .         33,800                1,501
 Rohm & Haas Co. * . . . . . . . . .         36,700                1,486
                                                                ---------
                                                                   4,266

Commercial Services & Supplies - 2.2%
 Cendant Corp. . . . . . . . . . . .        103,800                1,648
 Certegy, Inc. * . . . . . . . . . .         10,400                  386
 Pitney Bowes, Inc. *  . . . . . . .          9,100                  362
 Waste Management, Inc. *  . . . . .         33,700                  878
                                                                ---------
                                                                   3,274

Computers & Peripherals - 2.2%
 Hewlett-Packard Co. * . . . . . . .        101,757                1,555
 International Business Machines
     Corp. * . . . . . . . . . . . .         23,400                1,685
                                                                ---------
                                                                   3,240

Diversified Financials - 8.4%
 Citigroup, Inc. * . . . . . . . . .        167,766                6,501
 Goldman Sachs Group, Inc. . . . . .         20,900                1,533
 Merrill Lynch & Co., Inc. * . . . .        108,700                4,402
                                                                ---------
                                                                  12,436

Diversified Telecommunication Services - 6.6%
 Alltel Corp. *  . . . . . . . . . .          8,700                  409
 AT&T Corp. *  . . . . . . . . . . .        110,300                1,180
 BellSouth Corp. * . . . . . . . . .         27,400                  863
 Motorola, Inc. *  . . . . . . . . .         84,400                1,217
 SBC Communications, Inc. *  . . . .         45,795                1,397
 Verizon Communications *  . . . . .        116,100                4,661
 WorldCom, Inc. *  . . . . . . . . .         38,900                    4
                                                                ---------
                                                                   9,731

Electric Utilities - 6.7%
 American Electric Power Co. * . . .         18,200                  728
 Cinergy Corp. * . . . . . . . . . .         28,800                1,036
 Edison International *  . . . . . .         55,600                  945
 Exelon Corp. *  . . . . . . . . . .         51,412                2,689
 Firstenergy Corp. * . . . . . . . .         31,000                1,035
 FPL Group, Inc. * . . . . . . . . .         41,000                2,460
 Pinnacle West Capital Corp. * . . .         24,600                  972
                                                                ---------
                                                                   9,865

Electrical Equipment - 0.5%
 United Technologies Corp. * . . . .         11,800                  801

Electronic Equipment & Instruments - 0.3%
 Thermo Electron Corp. * . . . . . .         28,300                  467

Energy Equipment & Services - 0.5%
 Halliburton Co. * . . . . . . . . .         47,100                  751

Finance - 1.4%
 Morgan Stanley, Dean Witter,
  Discover & Co. * . . . . . . . . .         47,900                2,064

Food & Drug Retailing - 0.7%
 Safeway, Inc. * . . . . . . . . . .         33,200                  969

Food Products - 1.0%
 General Mills, Inc. * . . . . . . .         34,900                1,538

Gas Utilities - 0.3%
 El Paso Corp. . . . . . . . . . . .         22,700                  468

Health Care Equipment & Supplies - 0.3%
 Becton, Dickinson & Co. * . . . . .         10,600                  365

Health Care Providers & Services - 1.8%
 Anthem, Inc. *  . . . . . . . . . .          4,100                  277
 HCA-The Healthcare Corp. *  . . . .         21,100                1,002

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                                                   Market
           Name of Issuer                    Shares                Value
                                                                  (000's)
COMMON STOCK - CONTINUED

Health Care Providers & Services - Continued
 McKesson HBOC, Inc. * . . . . . . .         43,200             $  1,413
                                                               ----------
                                                                   2,692

Hotels Restaurants & Leisure - 1.7%
 McDonald's Corp. *  . . . . . . . .         67,000                1,906
 MGM Grand, Inc. . . . . . . . . . .         16,000                  540
                                                               ----------
                                                                   2,446

Household Products - 2.8%
 Kimberly-Clark Corp. *  . . . . . .         14,700                  911
 Procter & Gamble Co. *  . . . . . .         36,500                3,260
                                                               ----------
                                                                   4,171

Industrial Conglomerates - 0.7%
 Aramark Corp. Cl. B * . . . . . . .         38,100                  953

Insurance - 5.4%
 American International Group, Inc. *        30,650                2,091
 Marsh & McLennan Cos., Inc. * . . .         14,700                1,420
 MBIA, Inc. *  . . . . . . . . . . .         57,850                3,270
 XL Capital, Ltd. - Cl. A *  . . . .         13,700                1,161
                                                               ----------
                                                                   7,942

Leisure Equipment & Products - 0.3%
 Eastman Kodak Co. * . . . . . . . .         15,800                  461

Machinery - 2.2%
 Caterpillar, Inc. * . . . . . . . .         13,500                  661
 ITT Industries, Inc. *  . . . . . .         23,800                1,680
 SPX Corp. * . . . . . . . . . . . .          8,200                  964
                                                               ----------
                                                                   3,305

Media - 5.1%
 AOL Time Warner, Inc. * . . . . . .         29,100                  428
 Clear Channel Communications, Inc. *        23,000                  736
 Comcast Corp. - Cl. A * . . . . . .         48,700                1,161
 E.W. Scripps Co. - Cl. A  . . . . .         15,100                1,163
 Gannett Co., Inc. * . . . . . . . .         14,200                1,078
 Liberty Media Corp. - Ser. A *  . .        203,800                2,038
 USA Networks, Inc. *  . . . . . . .         38,100                  893
                                                               ----------
                                                                   7,497

Metals & Mining - 1.2%
 Alcoa, Inc. * . . . . . . . . . . .         53,500                1,774
Multiline Retail - 1.2%
 Dillard's, Inc. - Cl. A * . . . . .         17,500                  460
 Ross Stores, Inc. . . . . . . . . .         31,800                1,296
                                                               ----------
                                                                   1,756

Office Electronics - 0.2%
 Xerox Corp. * . . . . . . . . . . .         52,200                  364

Oil & Gas - 10.7%
 Amerada Hess Corp. *  . . . . . . .         22,300                1,840
 ChevronTexaco  Corp. *  . . . . . .         28,300                2,504
 Conoco, Inc. *  . . . . . . . . . .         19,600                  545
 Exxon Mobil Corp. * . . . . . . . .        198,600                8,127
 Sunoco, Inc. *  . . . . . . . . . .         15,400                  549
 Total Fina SA - ADR . . . . . . . .         27,100                2,192
                                                               ----------
                                                                  15,757

Paper & Forest Products - 0.9%
 Bowater, Inc. . . . . . . . . . . .         24,300                1,321

Personal Products - 0.4%
 Alberto-Culver Co. - Cl. B *  . . .         10,700                  511

Pharmaceuticals - 3.0%
 Abbott Laboratories * . . . . . . .         24,300                  915
 Eli Lilly & Co. * . . . . . . . . .         25,400                1,433
 Pharmacia Corp. * . . . . . . . . .         19,747                  739
 Schering-Plough Corp. * . . . . . .         51,200                1,259
                                                               ----------
                                                                   4,346

Real Estate Investment Trust - 1.6%
 Apartment Investment & Management
  Co.. . . . . . . . . . . . . . . .         11,100                  546
 General Growth Properties . . . . .         16,600                  847
 Kimco Realty Corp.  . . . . . . . .         28,650                  959
                                                               ----------
                                                                   2,352

Road & Rail - 0.6%
 Canadian National Railway Co. . . .         17,300                  896

Semiconductor Equipment & Products - 0.4%
 National Semiconductor Corp. *  . .         20,000                  583

Specialty Retail - 0.6%
 Circuit City Stores, Inc. * . . . .         48,800                  915
Textiles & Apparel - 1.2%
 Nike, Inc. - Cl. B *  . . . . . . .         21,600                1,159
 Reebok International, Ltd. *  . . .         21,600                  637
                                                               ----------
                                                                   1,796

Tobacco - 1.0%
 Loews Corp. * . . . . . . . . . . .          5,100                  138
 Philip Morris Cos., Inc. *  . . . .         27,000                1,179
 R.J. Reynolds Tobacco Holdings, Inc.
  *. . . . . . . . . . . . . . . . .          2,900                  156
                                                               ----------
                                                                   1,473

U.S. Government Agencies - 1.0%
 Federal National Mortgage Assoc. *          19,600                1,445
                                                               ----------
                  TOTAL COMMON STOCK-          98.9%             145,702

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND

                                              Par                Market
           Name of Issuer                    Value                Value
                                            (000's)              (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account - 1.1%
 (Note B)
 1.885% due 07/01/02 . . . . . . . .        $ 1,672            $   1,672
U.S. Government Agencies - 0.1%
 U.S. Treasury Bills
 1.75% due 08/29/02  . . . . . . . .            125                  125
 1.71% due 08/01/02  . . . . . . . .             75                   75
                                                               ---------
                                                                     200
                                                               ---------

        TOTAL SHORT-TERM INVESTMENTS-           1.2%               1,872
                                            -------            ---------
                   TOTAL INVESTMENTS-         100.1%             147,574
 Payables, less cash and receivables-          (0.1)%               (183)
                                            -------            ---------
                          NET ASSETS-         100.0%           $ 147,391
                                            =======            =========

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                   Par           Market
                Name of Issuer                    Value           Value
                                                 (000's)         (000's)
PUBLICLY-TRADED BONDS

U.S. Government Agencies- 40.1%
 Federal Home Loan Bank
 1.724% due 08/20/02 . . . . . . . . . . . . .   $13,000         $ 13,000
 Federal Home Loan Bank Disc. Note
 1.67% due 07/17/02  . . . . . . . . . . . . .    30,000           29,978
 1.71% due 07/12/02  . . . . . . . . . . . . .    21,828           21,817
 1.78% due 08/07/02  . . . . . . . . . . . . .    14,000           13,974
 1.8% due 12/26/02 . . . . . . . . . . . . . .    35,000           34,688
 Federal Home Loan Mortgage Corp.
 1.62% due 08/16/02  . . . . . . . . . . . . .    10,000            9,979
 1.63% due 08/05/02  . . . . . . . . . . . . .    13,000           12,979
 1.72% due 08/21/02  . . . . . . . . . . . . .    25,000           24,939
 1.74% due 07/16/02  . . . . . . . . . . . . .    12,434           12,425
 1.74% due 07/25/02  . . . . . . . . . . . . .    40,000           39,954
 1.76% due 08/01/02  . . . . . . . . . . . . .    20,000           19,970
 1.78% due 08/08/02  . . . . . . . . . . . . .    25,824           25,775
 Federal National Mortgage Assoc.
 1.72% due 11/29/02  . . . . . . . . . . . . .     8,000            7,999
 1.735% due 07/10/02 . . . . . . . . . . . . .    30,000           29,987
                                                                ---------
                                                                  297,464

                   TOTAL PUBLICLY-TRADED BONDS-     40.1%         297,464
COMMERCIAL PAPER
Auto Loan - 2.0%
 Toyota Motor Credit Corp.
 1.76% due 07/23/02  . . . . . . . . . . . . .    15,000           14,984
Banks - 17.0%
 Branch Banking & Trust Co.
 1.79% due 07/10/02  . . . . . . . . . . . . .    18,000           18,000
 Canadian Imperial Bank Commerce
 2.07% due 12/23/02  . . . . . . . . . . . . .    18,000           18,008
 Deutsche Bank AG
 1.82% due 07/24/02  . . . . . . . . . . . . .    20,000           20,000
 Dexia Bank NY
 1.77% due 07/08/02  . . . . . . . . . . . . .    20,000           20,000
 Harris Trust & Savings Bank
 1.78% due 07/10/02  . . . . . . . . . . . . .    18,000           18,000
 State Street Bank & Trust Co.
 1.81% due 08/15/02  . . . . . . . . . . . . .    21,000           21,000
 Wilmington Trust Co.
 1.83% due 08/01/02  . . . . . . . . . . . . .    11,000           11,000
                                                                ---------
                                                                  126,008

Diversified Financials - 15.5%
 Ciesco LP
 1.78% due 07/09/02  . . . . . . . . . . . . .    20,000           19,992
 General Electric Capital Corp.
 1.82% due 07/24/02  . . . . . . . . . . . . .    10,000            9,988
 2.2% due 02/25/03 . . . . . . . . . . . . . .     5,000            4,927
 Goldman Sachs Group
 2.915% due 04/01/03 . . . . . . . . . . . . .    10,000            9,778
 Greyhawk Fund Corp.
 1.78% due 07/01/02  . . . . . . . . . . . . .    15,000           15,000
 Hartford Financial Services
 1.8% due 08/02/02 . . . . . . . . . . . . . .    20,000           19,968
 Societe Generale Institutional
 2.08% due 12/20/02  . . . . . . . . . . . . .    15,000           15,008
 Variable Funding Capital
 1.79% due 07/08/02  . . . . . . . . . . . . .    20,000           19,993
                                                                ---------
                                                                  114,654

Finance - 19.5%
 Clipper Receivables Corp.
 1.78% due 07/01/02  . . . . . . . . . . . . .    15,000           15,000
 Dresdner U.S. Finance
 1.865% due 12/18/02 . . . . . . . . . . . . .    16,000           16,000
 Enterprise Funding Corp.
 1.79% due 07/26/02  . . . . . . . . . . . . .     8,999            8,988
 Eureka Securitization, Inc.
 1.78% due 08/21/02  . . . . . . . . . . . . .    15,000           14,962
 Falcon Asset Securitization
 1.78% due 07/17/02  . . . . . . . . . . . . .    17,800           17,786
 Galaxy Funding, Inc.
 1.78% due 07/29/02  . . . . . . . . . . . . .    10,000            9,986
 1.83% due 08/05/02  . . . . . . . . . . . . .     6,000            5,989
 KFW International Finance, Inc.
 1.82% due 12/16/02  . . . . . . . . . . . . .     2,650            2,627
 Montana Blanc Capital Corp.
 1.81% due 07/01/02  . . . . . . . . . . . . .    16,000           16,000
 UBS Finance, Inc.
 1.75% due 07/08/02  . . . . . . . . . . . . .    22,000           21,993
 Windmill Funding Corp.
 1.79% due 08/01/02  . . . . . . . . . . . . .    15,000           14,977
                                                                ---------
                                                                  144,308

Health Care Equipment & Supplies - 0.2%
 Merck & Co., Inc.
 1.8% due 10/25/02 . . . . . . . . . . . . . .     1,250            1,250
U.S. Governmental - 2.0%
 United States Treasury Bills

 1.64% due 12/26/02  . . . . . . . . . . . . .    15,000           14,879
                                                                ---------
                        TOTAL COMMERCIAL PAPER-     56.2%         416,083

JOINT REPURCHASE AGREEMENT - 3.7%

 Investment in joint repurchase agreement with
  BNP Paribas, 1.88% due 07/01/02 (Secured by
  U.S. Treasury obligations) . . . . . . . . .    27,651           27,651
                                                  -------        --------
                             TOTAL INVESTMENTS-    100.0%         741,198
           Cash and Receivables, less payables-      0.0%             266
                                                  -------        --------
                                    NET ASSETS-    100.0%        $741,464
                                                  =======        ========

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND

                                                         Market
           Name of Issuer               Shares           Value
                                                        (000's)
COMMON STOCK

Air Freight & Couriers - 2.1%
 EGL, Inc.*  . . . . . . . . . . . .    203,800        $   3,456

Airlines - 1.3%
 CNF Transportation, Inc.* . . . . .     56,800            2,157

Banks - 2.5%
 Banknorth Group, Inc.*  . . . . . .     62,900            1,637
 Sovereign Bancorp, Inc.*  . . . . .    168,100            2,513
                                                      -----------
                                                           4,150

Beverages - 2.3%
 Constellation Brands, Inc. - Cl. A     118,000            3,776

Biotechnology - 5.0%
 Cambrex Corp.*  . . . . . . . . . .     99,100            3,974
 Cephalon, Inc.* . . . . . . . . . .      9,000              407
 CV Therapeutics, Inc.*  . . . . . .     21,000              391
 Gene Logic, Inc.* . . . . . . . . .     35,000              490
 Genzyme Corp.*  . . . . . . . . . .     38,700              744
 Genzyme Corp. - Biosugery Division      90,000              408
 Incyte Pharmacuticals, Inc. . . . .     60,000              436
 Millennium Pharmaceuticals, Inc.* .     48,000              583
 Regeneron Pharmaceuticals*  . . . .     25,000              363
 Ribapharm, Inc. . . . . . . . . . .     43,000              391
                                                      -----------
                                                           8,187

Commercial Services & Supplies - 1.3%
 Tetra Tech, Inc.  . . . . . . . . .    146,600            2,155

Communications Equipment - 3.2%
 Ciena Corp.*  . . . . . . . . . . .     70,000              293
 Comverse Technology, Inc. . . . . .    260,200            2,410
 Emulex Corp.* . . . . . . . . . . .     14,400              324
 Sonus Networks, Inc.  . . . . . . .    100,000              202
 Tekelec, Inc.*  . . . . . . . . . .    250,700            2,013
                                                      -----------
                                                           5,242

Containers & Packaging - 1.9%
 Bemis Co., Inc.*  . . . . . . . . .     19,200              912
 Pactiv Corp.  . . . . . . . . . . .     95,200            2,266
                                                      -----------
                                                           3,178

Diversified Financials - 3.4%
 Investment Technology Group, Inc.*      60,300            1,972
 Legg Mason, Inc.* . . . . . . . . .     74,000            3,651
                                                      -----------
                                                           5,623

Electric Utilities - 0.6%
 Pinnacle West Capital Corp.*  . . .     25,000              988

Electronic Equipment & Instruments - 8.3%
 Asyst Technologies, Inc.* . . . . .     14,000              285
 Jabil Circuit, Inc.*  . . . . . . .     64,400            1,359
 Millipore Corp.*  . . . . . . . . .     38,900            1,244
 Sanmina Corp.*  . . . . . . . . . .    216,300            1,365
 Symbol Technologies, Inc.*  . . . .    246,350            2,094
 Veeco Instruments, Inc.*  . . . . .    166,100            3,839
 Waters Corp.*   . . . . . . . . . .    129,700            3,463
                                                      -----------
                                                          13,649

Energy Equipment & Services - 1.9%
 Core Laboratories NV  . . . . . . .    154,700            1,860
 Pride International, Inc.*  . . . .     73,900            1,157
                                                      -----------
                                                           3,017

Health Care Equipment & Supplies - 5.7%
 Edwards Lifesciences Corp.* . . . .    174,200            4,042
 Henry Schein, Inc.* . . . . . . . .     76,200            3,391
 Respironics, Inc.*  . . . . . . . .     48,500            1,651
 Vertex Pharmaceuticals, Inc.  . . .     18,200              296
                                                      -----------
                                                           9,380

Health Care Providers & Services - 9.2%
 Albany Molecular Research, Inc.*  .    198,300            4,192
 Anthem, Inc.* . . . . . . . . . . .     23,900            1,612
 Caremark Rx, Inc.*  . . . . . . . .    125,200            2,066
 Laboratory Corp. of America
  Holdings*. . . . . . . . . . . . .     47,400            2,164
 Pharmaceutical Product Development,
  Inc.*  . . . . . . . . . . . . . .    121,600            3,203
 Triad Hospitals, Inc.*  . . . . . .     41,200            1,746
                                                      -----------
                                                          14,983

Hotels Restaurants & Leisure - 3.8%
 CEC Entertainment, Inc.*  . . . . .     88,800            3,668
 Darden Restaurants, Inc.* . . . . .    103,250            2,550
                                                      -----------
                                                           6,218

Household Durables - 2.6%
 D.R. Horton, Inc.*  . . . . . . . .     69,000            1,796
 FreeMarkets, Inc.*  . . . . . . . .     21,700              307
 Mohawk Industries, Inc.*  . . . . .     33,600            2,067
                                                      -----------
                                                           4,170

Insurance - 2.2%
 Arthur J. Gallagher & Co. . . . . .    103,500            3,586

Internet Software & Services - 0.2%
 VeriSign, Inc.* . . . . . . . . . .     32,500              234

IT Consulting & Services - 0.3%
 Trizetto Group, Inc.  . . . . . . .     50,000              428

Machinery - 1.2%
 SPX Corp.*  . . . . . . . . . . . .     16,700            1,962
Media - 1.0%
 TMP Worldwide, Inc.*  . . . . . . .     75,700            1,628

Multiline Retail - 2.1%
 BJ's Wholesale Club, Inc. . . . . .     89,200            3,434

Oil & Gas - 4.2%
 Chesapeake Energy Corp. . . . . . .    391,500            2,819
 Swift Energy Co.  . . . . . . . . .    182,300            2,878

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND

                                                          Market
           Name of Issuer               Shares            Value
                                                         (000's)
COMMON STOCK - CONTINUED

Oil & Gas - Continued
 Tidewater, Inc. * . . . . . . . . .     35,200         $  1,159
                                                       ----------
                                                           6,856

Pharmaceuticals - 2.9%
 Abgenix, Inc. * . . . . . . . . . .     46,000              451
 Cubist Pharmaceuticals, Inc.  . . .     49,000              461
 NPS Pharmaceuticals, Inc. * . . . .     33,100              507
 Watson Pharmaceuticals, Inc.  . . .    131,200            3,315
                                                       ----------
                                                           4,734

Road & Rail - 1.5%
 Werner Enterprises, Inc. *  . . . .    112,233            2,392
Semiconductor Equipment & Products - 5.6%
 Cabot Microelectronics Corp.  . . .     63,900            2,758
 Fairchild Semiconductor Corp. -
      Cl. A *  . . . . . . . . . . .    179,000            4,350
 Lam Research Corp. *  . . . . . . .     21,500              387
 Lattice Semiconductor Corp. . . . .     45,000              393
 PMC-Sierra, Inc. *  . . . . . . . .     21,600              200
 QLogic Corp. *  . . . . . . . . . .     14,000              533
 Varian Semiconductor Equipment
  Associates, Inc. . . . . . . . . .     18,000              611
                                                       ----------
                                                           9,232

Software - 8.1%
 Agile Software Corp.  . . . . . . .     43,700              318
 Aspen Technologies, Inc.  . . . . .     34,000              283
 Cadence Design Systems, Inc. *  . .    129,000            2,079
 i2 Technologies, Inc. . . . . . . .     70,000              104
 Manhattan Associates, Inc.  . . . .    150,000            4,824
 Mercury Interactive Corp. * . . . .     25,000              574
 Openwave Systems, Inc.  . . . . . .     60,000              337
 Parametric Technology Corp. . . . .     60,000              206
 Roxio, Inc. * . . . . . . . . . . .     25,000              180
 Synopsys, Inc.  . . . . . . . . . .      8,500              466
 Verity, Inc. *  . . . . . . . . . .    348,900            3,869
                                                       ----------
                                                          13,240

Specialty Retail - 8.0%
 CDW Computer Centers, Inc. *  . . .     42,700            1,999
 Chicos Fas, Inc.  . . . . . . . . .     74,400            2,702
 Linens 'n Things, Inc.  . . . . . .     35,600            1,168
 Michaels Stores, Inc. * . . . . . .     74,100            2,890
 O'Reilly Automotive, Inc. * . . . .     55,000            1,516
 United Rentals, Inc. *  . . . . . .    126,300            2,753
                                                       ----------
                                                          13,028

Textiles & Apparel - 3.6%
 Columbia Sportswear Co. * . . . . .     71,500            2,288
 Liz Claiborne, Inc. * . . . . . . .    115,200            3,663
                                                       ----------
                                                           5,951

Trading Companies & Distributors - 1.4%
 Fastenal Co. *  . . . . . . . . . .     59,000         $  2,272
                                                       ----------
                 TOTAL COMMON STOCK-       97.4%        $159,306
                                          Par
                                         Value
                                        (000's)
SHORT-TERM INVESTMENTS - 2.4%
 Investment in joint trading account
  (Note B) . . . . . . . . . . . . .
  1.885% due 07/01/02  . . . . . . .   $  3,994            3,994
                  TOTAL INVESTMENTS-       99.8%         163,300
Cash and Receivables, less payables-        0.2%             336
                                      -----------      ----------
                         NET ASSETS-      100.0%        $163,636
                                      ===========      ==========

* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                    Par          Market
                 Name of Issuer                    Value         Value
                                                  (000's)       (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.8%
 Boeing Cap. Corp. - Sr. Notes
 7.1% due 09/27/05  . . . . . . . . . . . . . .   $  500        $    541
 Lockheed Martin Corp.
 8.2% due 12/01/09  . . . . . . . . . . . . . .      200             232
 Northrop-Grumman Corp. - Debs.
 7.75% due 03/01/16 . . . . . . . . . . . . . .       75              83
 Raytheon Co. - Notes
 6.75% due 08/15/07 . . . . . . . . . . . . . .      200             212
 United Technologies Corp. - Debs.
 8.875% due 11/15/19  . . . . . . . . . . . . .       50              62
 United Technology Corp.
 6.625% due 11/15/04  . . . . . . . . . . . . .      200             213
                                                               ---------
                                                                   1,343

Airlines - 0.1%
 Norfolk Southern Corp. - Notes
 7.35% due 05/15/07 . . . . . . . . . . . . . .      125             137
 Union Pacific Corp. - Debs.
 6.625% due 02/01/29  . . . . . . . . . . . . .       85              83
                                                               ---------
                                                                     220

Auto Components - 0.2% TRW, Inc.
 7.125% due 06/01/09  . . . . . . . . . . . . .      150             159
 Visteon Corp.
 7.95% due 08/01/05 . . . . . . . . . . . . . .      250             268
                                                               ---------
                                                                     427

Auto Loan - 2.3%
 Aristar, Inc. - Sr. Notes
 6.5% due 11/15/03  . . . . . . . . . . . . . .      200             208
 Ford Motor Credit Co.
 6.125% due 01/09/06  . . . . . . . . . . . . .      800             801
 Ford Motor Credit Co. - Bonds
 7.375% due 02/01/11  . . . . . . . . . . . . .      250             253
 General Motors Acceptance Corp.
 5.85% due 01/14/09 . . . . . . . . . . . . . .      500             482
 General Motors Acceptance Corp. - Notes
 6.125% due 09/15/06  . . . . . . . . . . . . .      400             406
 GMAC Commercial Mortgaged Securities, Inc. -
  CTF 1998 C1 Cl. A2
 6.7% due 05/15/30  . . . . . . . . . . . . . .      500             525
 Household Finance Corp. - Notes
 8.0% due 07/15/10  . . . . . . . . . . . . . .      350             370
 Household Finance Corp. - Sr. Unsub.
 5.875% due 02/01/09  . . . . . . . . . . . . .      280             269
 LB Commercial Conduit Mortgage Trust - CTF A2
 7.325% due 09/15/09  . . . . . . . . . . . . .      400             443
 Massachusetts Special Purpose Trust - CTF
  Cl. A5
 7.03% due 03/15/12 . . . . . . . . . . . . . .      150             166
 Toyota Motor Credit Corp. - Notes
 5.5% due 12/15/08  . . . . . . . . . . . . . .       60              61
                                                               ---------
                                                                   3,984

Automobiles - 1.2%
 Daimler Chrysler Auto Trust - Notes
 6.7% due 03/08/06  . . . . . . . . . . . . . .      400             424
 DaimlerChrysler NA Holding Co.
 7.2% due 09/01/09  . . . . . . . . . . . . . .      650             678
 Delphi Automotive Systems Corp. - Debs.
 7.125% due 05/01/29  . . . . . . . . . . . . .       50              50
 Delphi Automotive Systems Corp. - Notes
 6.5% due 05/01/09  . . . . . . . . . . . . . .      200             205
 Ford Motor Co. - Bonds
 6.625% due 02/15/28  . . . . . . . . . . . . .      350             296
 General Motors Corp. - Sr. Unsecd Notes
 7.2% due 01/15/11  . . . . . . . . . . . . . .      500             509
                                                               ---------
                                                                   2,162

Banks - 2.9%
 African Development Bank - Sub. Notes
 6.875% due 10/15/15  . . . . . . . . . . . . .       35              37
 Asian Development Bank - Bonds
 5.5% due 04/23/04  . . . . . . . . . . . . . .      270             281
 Bank of America Corp. - Sub. Notes
 7.8% due 02/15/10  . . . . . . . . . . . . . .      350             392
 Bank One Corp.
 7.875% due 08/01/10  . . . . . . . . . . . . .      300             340
 Bank One Corp. - Sr. Notes
 5.625% due 02/17/04  . . . . . . . . . . . . .      150             155
 BankAmerica Corp. - Sub. Notes
 6.5% due 03/15/06  . . . . . . . . . . . . . .      150             159
 Chase Manhattan Corp. - Sub. Notes
 7.125% due 02/01/07  . . . . . . . . . . . . .      225             243
 Fleet Boston Corp. - Sub. Notes
 7.375% due 12/01/09  . . . . . . . . . . . . .      100             108
 Fleet Financial Group, Inc. - Sub. Debs.
 6.7% due 07/15/28  . . . . . . . . . . . . . .       75              70
 HSBC Holdings plc
 7.5% due 07/15/09  . . . . . . . . . . . . . .      150             167
 InterAmerican Development Bank - Debs.
 8.5% due 03/15/11  . . . . . . . . . . . . . .      200             244
 International Bank of Reconstruction &
  Development - Notes
 5.0% due 03/28/06  . . . . . . . . . . . . . .      750             780
 Korea Development Bank - Bonds
 7.375% due 09/17/04  . . . . . . . . . . . . .      120             129
 National City Bank of Pennsylvania - Sub. Notes
 7.25% due 10/21/11 . . . . . . . . . . . . . .       50              55
 NationsBank Corp. - Sub. Notes
 7.75% due 08/15/15 . . . . . . . . . . . . . .      400             450
 Royal Bank of Scotland plc - Sub. Notes
 6.4% due 04/01/09  . . . . . . . . . . . . . .      150             158

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                    Par          Market
                 Name of Issuer                    Value         Value
                                                  (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Banks - Continued
 United Bank National Association of Minneapolis
 6.375% due 08/01/11  . . . . . . . . . . . . .   $  325        $    338
 Wachovia Corp. - Sub. Notes
 5.625% due 12/15/08  . . . . . . . . . . . . .       75              76
 Wachovia Corp. - Notes
 4.95% due 11/01/06 . . . . . . . . . . . . . .      500             504
 Wells Fargo Co. - Notes
 6.625% due 07/15/04  . . . . . . . . . . . . .      175             187
 Wells Fargo Co. - Sub. Notes
 6.875% due 04/01/06  . . . . . . . . . . . . .      150             162
                                                               ---------
                                                                   5,035

Beverages - 0.6%
 Archer Daniels Midland Co. - Notes
 6.25% due 05/15/03 . . . . . . . . . . . . . .      275             281
 Coca-Cola Enterprises, Inc. - Debs.
 8.5% due 02/01/22  . . . . . . . . . . . . . .      100             121
 Conagra, Inc. - Debs.
 9.75% due 03/01/21 . . . . . . . . . . . . . .       75              97
 Fortune Brands, Inc. - Debs.
 7.875% due 01/15/23  . . . . . . . . . . . . .      100             112
 Kellogg Co. - Debs. - Ser. B
 7.45% due 04/01/31 . . . . . . . . . . . . . .      100             110
 Pepsi Bottling Group, Inc. - Sr. Notes - Ser. B
 7.0% due 03/01/29  . . . . . . . . . . . . . .      100             106
 SuperValu, Inc. - Notes
 7.625% due 09/15/04  . . . . . . . . . . . . .      150             158
                                                               ---------
                                                                     985

Chemicals - 0.2%
 E.I. Du Pont De Nemours
 6.5% due 01/15/28  . . . . . . . . . . . . . .      150             148
 Eastman Chemical - Debs.
 7.6% due 02/01/27  . . . . . . . . . . . . . .       50              52
 Morton International, Inc. - Debs.
 9.25% due 06/01/20 . . . . . . . . . . . . . .       40              46
 Rohm & Haas Co. - Notes
 7.4% due 07/15/09  . . . . . . . . . . . . . .       80              88
                                                               ---------
                                                                     334

Commercial Services & Supplies - 0.5%
 Electronic Data Systems Corp.
 7.125% due 10/15/09  . . . . . . . . . . . . .      100             108
 EOP Operating LP - Notes
 6.8% due 01/15/09  . . . . . . . . . . . . . .      150             156
 First Data Corp. - Sr. Notes
 5.625% due 11/01/11  . . . . . . . . . . . . .      400             398
 Honeywell International, Inc. - Notes
 7.5% due 03/01/10  . . . . . . . . . . . . . .       75              83
 John Deere Capital Corp. - Notes
 6.0% due 02/15/09  . . . . . . . . . . . . . .       60              61
                                                               ---------
                                                                     806

Communications Equipment - 0.2%
 Deutsche Telekom International Finance
 8.25% due 06/15/30 . . . . . . . . . . . . . .      300             279
 GTE Corp. - Debs.
 6.94% due 04/15/28 . . . . . . . . . . . . . .      100              89
                                                               ---------
                                                                     368

Computers & Peripherals - 0.2%
 Hewlett - Packard Co. - Notes
 7.15% due 06/15/05 . . . . . . . . . . . . . .      200             212
 International Business Machines Corp. - Debs.
 7.0% due 10/30/25  . . . . . . . . . . . . . .      100             104
                                                               ---------
                                                                     316

Credit Card - 0.7%
 CitiFinancial Credit Co. - Notes
 5.9% due 09/01/03  . . . . . . . . . . . . . .      150             155
 Countrywide Funding Corp.
 5.5% due 02/01/07  . . . . . . . . . . . . . .      200             204
 MBNA Master Credit Card Trust II - Notes
 6.5% due 04/15/10  . . . . . . . . . . . . . .      400             433
 Standard Credit Card Master Trust
 8.25% due 01/07/07 . . . . . . . . . . . . . .      400             440
                                                               ---------
                                                                   1,232

Diversified Financials - 5.0%
 Ameritech Capital Funding Corp.
 6.875% due 10/15/27  . . . . . . . . . . . . .       60              59
 Anardarko Finance Co. - Sr. Notes
 6.75% due 05/01/11 . . . . . . . . . . . . . .      200             209
 Associates Corp. of North America
 5.5% due 02/15/04  . . . . . . . . . . . . . .      675             702
 Chase Commercial Mortgage Securities Corp. -
  Cl. A2
 7.631% due 07/15/32  . . . . . . . . . . . . .      300             335
 Citicorp Capital II
 8.015% due 02/15/27  . . . . . . . . . . . . .      100             107
 Citigroup, Inc.
 7.25% due 10/01/10 . . . . . . . . . . . . . .      400             435
 Citigroup, Inc. - Notes
 6.625% due 01/15/28  . . . . . . . . . . . . .      100              99
 Devon Financing Corp. United LC - Notes
 6.875% due 09/30/11  . . . . . . . . . . . . .      400             417
 Duke Capital Corp. - Sr. Notes
 7.5% due 10/01/09  . . . . . . . . . . . . . .      500             544
 Financing Corp.
 8.6% due 09/26/19  . . . . . . . . . . . . . .      150             192
 General Electric Capital Corp.
 6.0% due 06/15/12  . . . . . . . . . . . . . .      550             547
 6.125% due 02/22/11  . . . . . . . . . . . . .      150             153
 7.5% due 06/05/03  . . . . . . . . . . . . . .      700             732
 Goldman Sachs Group, Inc. - Notes
 7.35% due 10/01/09 . . . . . . . . . . . . . .      500             535

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                    Par          Market
                 Name of Issuer                    Value         Value
                                                  (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Diversified Financials - Continued
 Hartford Financial Services Group, Inc. - Sr.
  Notes
 7.75% due 06/15/05 . . . . . . . . . . . . . .   $  150        $    164
 KFW International Finance, Inc. - Sr. Notes
 5.25% due 06/28/06 . . . . . . . . . . . . . .      300             309
 Lehman Brothers Holdings, Inc. - Notes
 6.25% due 05/15/06 . . . . . . . . . . . . . .      500             521
 Merrill Lynch & Co., Inc. - Notes
 8.0% due 06/01/07  . . . . . . . . . . . . . .      200             225
 Morgan Stanley Capital, Inc. - Ser. - 1998
    Cl. A1
 6.25% due 03/15/30 . . . . . . . . . . . . . .    1,039           1,088
 Newcourt Credit Group, Inc. Ser. B
 6.875% due 02/16/05  . . . . . . . . . . . . .      100              96
 Salomon Brothers Mortgage Securities Inc. -
  C1. A2
 7.52% due 12/18/09 . . . . . . . . . . . . . .      300             335
 Sumitomo Bank International Finance NV - Notes
 8.5% due 06/15/09  . . . . . . . . . . . . . .      100             111
 Washington Mutual Capital I
 8.375% due 06/01/27  . . . . . . . . . . . . .       60              63
 Washington Mutual Finance Corp. - Sr. Notes
 6.25% due 05/15/06 . . . . . . . . . . . . . .      300             311
 Wells Fargo Financial, Inc. - Sr. Notes
 4.875% due 06/12/07  . . . . . . . . . . . . .      350             350
                                                               ---------
                                                                   8,639

Diversified Telecommunication Services - 1.3%
 AT&T Corp. - Notes
 6.5% due 03/15/29  . . . . . . . . . . . . . .      340             234
 Bell Canada
 7.75% due 04/01/06 . . . . . . . . . . . . . .      125             133
 BellSouth Telecommunications, Inc. - Debs.
 7.0% due 10/01/25  . . . . . . . . . . . . . .      100             101
 British Telecommunications plc - Notes
 8.375% due 12/15/10  . . . . . . . . . . . . .      200             218
 Dominion Resources, Inc.
 8.125% due 06/15/10  . . . . . . . . . . . . .      200             225
 France Telecom SA - Notes
 7.2% due 03/01/06  . . . . . . . . . . . . . .      350             337
 Motorola, Inc. - Notes
 6.75% due 02/01/06 . . . . . . . . . . . . . .      300             291
 Sprint Capital Corp.
 6.875% due 11/15/28  . . . . . . . . . . . . .      150              94
 7.625% due 01/30/11  . . . . . . . . . . . . .      300             239
 Telefonica Europe BV - Notes
 8.25% due 09/15/30 . . . . . . . . . . . . . .      100             102
 Verizon Global Funding Corp. - Notes
 7.25% due 12/01/10 . . . . . . . . . . . . . .      230             232
 Vodafone Group plc
 7.75% due 02/15/10 . . . . . . . . . . . . . .      100             106
                                                               ---------
                                                                   2,312

Electric Utilities - 0.1%
 CalEnergy Co., Inc. - Bonds
 8.48% due 09/15/28 . . . . . . . . . . . . . .       60              66
 First Energy Corp. - Notes Ser. C
 7.375% due 11/15/31  . . . . . . . . . . . . .      145             137
                                                               ---------
                                                                     203

Electric/Gas - 0.4%
 Niagara Mohawk Power Corp.
 7.75% due 10/01/08 . . . . . . . . . . . . . .      200             224
 Ontario Hydro - Local Govt. Gtd.
 6.1% due 01/30/08  . . . . . . . . . . . . . .      100             107
 Tennessee Valley Authority
 6.75% due 11/01/25 . . . . . . . . . . . . . .      100             106
 Virginia Electric Power Co. - 1st Mtge.
 7.625% due 07/01/07  . . . . . . . . . . . . .      150             166
                                                               ---------
                                                                     603

Finance - 0.9%
 Bear Stearns Co., Inc.
 7.625% due 02/01/05  . . . . . . . . . . . . .      250             270
 Credit Suisse First Boston, Inc. - Notes
 5.875% due 08/01/06  . . . . . . . . . . . . .      500             518
 EOP Operating, Ltd. Partnership - Notes
 7.0% due 07/15/11  . . . . . . . . . . . . . .      250             263
 Morgan Stanley Dean Witter
 7.75% due 06/15/05 . . . . . . . . . . . . . .      170             187
 Morgan Stanley Group, Inc.
 6.75% due 04/15/11 . . . . . . . . . . . . . .      250             257
                                                               ---------
                                                                   1,495

Food & Drug Retailing - 0.7%
 Albertson's, Inc. - Notes
 6.625% due 06/01/28  . . . . . . . . . . . . .       50              47
 Delhaize America, Inc. - Notes
 8.125% due 04/15/11  . . . . . . . . . . . . .      200             211
 McDonald's Corp. - Sub. Debs.
 7.31% due 09/15/27 . . . . . . . . . . . . . .       60              62
 Safeway, Inc.
 7.25% due 09/15/04 . . . . . . . . . . . . . .      150             160
 Safeway, Inc. - Notes
 7.5% due 09/15/09  . . . . . . . . . . . . . .      150             166
 The Kroger Co.
 8.05% due 02/01/10 . . . . . . . . . . . . . .      500             556
                                                               ---------
                                                                   1,202

Food Products - 0.5%
 Conagra Foods, Inc. - Notes
 7.875% due 09/15/10  . . . . . . . . . . . . .      250             281
 General Mills, Inc. - Notes
 6.0% due 02/15/12  . . . . . . . . . . . . . .      250             248
 Kraft Foods, Inc. - Notes
 4.625% due 11/01/06  . . . . . . . . . . . . .      300             299

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                    Par          Market
                 Name of Issuer                    Value         Value
                                                  (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

Food Products - Continued
 Sara Lee Corp. - Notes
 6.25% due 09/15/11 . . . . . . . . . . . . . .   $  100        $    103
                                                               ---------
                                                                     931

Foreign Governmental - 1.9%
 Government of Canada
 5.25% due 11/05/08 . . . . . . . . . . . . . .      125             129
 Government of New Zealand - Debs.
 8.75% due 12/15/06 . . . . . . . . . . . . . .      120             139
 Hydro-Quebec
 8.4% due 01/15/22  . . . . . . . . . . . . . .      100             123
 Kingdom of Sweden - Debs.
 12.0% due 02/01/10 . . . . . . . . . . . . . .       75             105
 Malaysia - Bonds
 8.75% due 06/01/09 . . . . . . . . . . . . . .       50              58
 Manitoba Province Canada - Ser. BU
 9.625% due 12/01/18  . . . . . . . . . . . . .      300             421
 Province of Newfoundland - Debs.
 9.0% due 10/15/21  . . . . . . . . . . . . . .       60              78
 Province of Ontario - Bonds
 6.0% due 02/21/06  . . . . . . . . . . . . . .      300             319
 Province of Quebec - Debs.
 7.5% due 07/15/23  . . . . . . . . . . . . . .      100             112
 Republic of Greece - Notes
 6.95% due 03/04/08 . . . . . . . . . . . . . .      405             444
 Republic of Korea - Unsub.
 8.75% due 04/15/03 . . . . . . . . . . . . . .       85              89
 Spain Kingdom
 7.0% due 07/19/05  . . . . . . . . . . . . . .      250             273
 United Mexican States - Notes
 9.875% due 02/01/10  . . . . . . . . . . . . .      970           1,084
                                                               ---------
                                                                   3,374

Gas Utilities - 0.4%
 Keyspan Corp.
 7.25% due 11/15/05 . . . . . . . . . . . . . .      500             541
 Tennessee Gas Pipeline - Bonds
 7.5% due 04/01/17  . . . . . . . . . . . . . .      100              99
 Williams Cos, Inc. - Notes
 7.875% due 09/01/21  . . . . . . . . . . . . .      150             119
                                                               ---------
                                                                     759

Health Care Equipment & Supplies - 0.4%
 Abbott Laboratories - Notes
 5.625% due 07/01/06  . . . . . . . . . . . . .      250             259
 Bristol Myers Squibb Co. - Notes
 5.75% due 10/01/11 . . . . . . . . . . . . . .      300             299
 Eli Lilly & Co. - Notes
 7.125% due 06/01/25  . . . . . . . . . . . . .       80              87
                                                               ---------
                                                                     645

Home Equity Loan - 0.2%
 Countrywide Home Loan Corp.
 6.25% due 04/15/09 . . . . . . . . . . . . . .      250             256

Hotels Restaurants & Leisure - 0.0%
 TCI Communciations, Inc. - Sr. Notes
 7.125% due 02/15/28  . . . . . . . . . . . . .       70              57

Insurance - 0.3%
 Aetna Inc.
 7.625% due 08/15/26  . . . . . . . . . . . . .      100             108
 Allstate Corp.
 7.2% due 12/01/09  . . . . . . . . . . . . . .      150             165
 Hartford Life, Inc. Debs.
 7.65% due 06/15/27 . . . . . . . . . . . . . .       50              55
 Torchmark, Inc. - Debs.
 8.25% due 08/15/09 . . . . . . . . . . . . . .      100             111
 Travelers Property Casualty Corp. - Sr. Notes
 7.75% due 04/15/26 . . . . . . . . . . . . . .       50              54
                                                               ---------
                                                                     493

Machinery - 0.0%
 Caterpillar, Inc. - Debs.
 8.0% due 02/15/23  . . . . . . . . . . . . . .       50              57

Media - 1.3%
 Comcast Cable Communications - Notes
 8.875% due 05/01/17  . . . . . . . . . . . . .       75              74
 News America Holdings, Inc.
 8.5% due 02/15/05  . . . . . . . . . . . . . .      825             893
 News America Holdings, Inc. - Debs.
 7.7% due 10/30/25  . . . . . . . . . . . . . .      100              94
 Time Warner Entertainment, Inc. - Sr. Notes
 8.375% due 07/15/33  . . . . . . . . . . . . .      200             199
 Time Warner, Inc. - Notes
 7.75% due 06/15/05 . . . . . . . . . . . . . .      600             631
 Viacom, Inc.
 7.875% due 07/30/30  . . . . . . . . . . . . .       50              54
 Viacom, Inc. - Sr. Notes
 7.75% due 06/01/05 . . . . . . . . . . . . . .      350             384
                                                               ---------
                                                                   2,329

Metals & Mining - 0.3%
 Alcoa, Inc. - Notes
 7.375% due 08/01/10  . . . . . . . . . . . . .      200             222
 Noranda, Inc. - Debs.
 7.0% due 07/15/05  . . . . . . . . . . . . . .      200             206
                                                               ---------
                                                                     428

Multi-Utilities - 0.1%
 Duke Energy Co. - 1st Ref. Mtg.
 6.75% due 08/01/25 . . . . . . . . . . . . . .      100              95
 Florida Power & Light Co.
 7.75% due 02/01/23 . . . . . . . . . . . . . .       50              51
 United Utilities plc - Notes
 6.875% due 08/15/28  . . . . . . . . . . . . .      100              95
                                                               ---------
                                                                     241

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                    Par          Market
                 Name of Issuer                    Value         Value
                                                  (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

Multiline Retail - 0.6%
 Dayton Hudson Corp. - Debs.
 6.75% due 01/01/28 . . . . . . . . . . . . . .   $   25        $     25
 Federated Department Stores, Inc.
 6.625% due 04/01/11  . . . . . . . . . . . . .      200             205
 May Department Stores Co. - Notes
 7.625% due 08/15/13  . . . . . . . . . . . . .      300             336
 Sears Roebuck Acceptance Corp. - Deb.
 6.875% due 10/15/17  . . . . . . . . . . . . .      230             230
 Target Corp. - Notes
 7.5% due 08/15/10  . . . . . . . . . . . . . .      100             112
 Wal-Mart Stores, Inc. - Debs.
 6.75% due 10/15/23 . . . . . . . . . . . . . .      100             105
                                                               ---------
                                                                   1,013

Oil & Gas - 1.0%
 Atlantic Richfield Co. - Notes
 5.55% due 04/15/03 . . . . . . . . . . . . . .       75              77
 Burlington Resources, Inc - Debs.
 9.125% due 10/01/21  . . . . . . . . . . . . .       90             110
 Coastal Corp. - Debs.
 6.5% due 06/01/08  . . . . . . . . . . . . . .      100              96
 Conoco, Inc. - Sr. Notes
 6.95% due 04/15/29 . . . . . . . . . . . . . .      190             194
 Norsk Hydro A/S
 7.25% due 09/23/27 . . . . . . . . . . . . . .       75              78
 Occidental Petroleum Corp. - Debs.
 7.2% due 04/01/28  . . . . . . . . . . . . . .       40              41
 Phillips Petroleum Co. - Debs.
 6.65% due 07/15/18 . . . . . . . . . . . . . .       50              50
 Sempra Energy - Sr. Notes
 6.8% due 07/01/04  . . . . . . . . . . . . . .      700             729
 Tosco Corp. - Notes
 7.625% due 05/15/06  . . . . . . . . . . . . .      115             126
 Tosco Corp. - Deb.
 7.8% due 01/01/27  . . . . . . . . . . . . . .      100             112
 Trans-Canada Pipelines
 7.7% due 06/15/29  . . . . . . . . . . . . . .      100             106
 Union Oil Co. of California
 7.5% due 02/15/29  . . . . . . . . . . . . . .       60              64
                                                               ---------
                                                                   1,783

Paper & Forest Products - 0.5%
 Abitibi Consolidated, Inc.
 8.3% due 08/01/05  . . . . . . . . . . . . . .      250             260
 Bowater, Inc. - Debs.
 9.0% due 08/01/09  . . . . . . . . . . . . . .      100             110
 Champion International Corp. - Debs.
 7.35% due 11/01/25 . . . . . . . . . . . . . .       50              52
 International Paper Co. - Notes
 6.75% due 09/01/11 . . . . . . . . . . . . . .      250             260
 Westvaco Corp. - Notes
 7.1% due 11/15/09  . . . . . . . . . . . . . .       35              37
 Weyerhaeuser Co.
 7.125% due 07/15/23  . . . . . . . . . . . . .      130             131
                                                               ---------
                                                                     850

Personal Products - 0.5%
 Gillette Co. - Notes 144A(a)
 4.0% due 05/30/05  . . . . . . . . . . . . . .      500             505
 Procter & Gamble Co. - Debs.
 6.45% due 01/15/26 . . . . . . . . . . . . . .      100             100
 Unilever Capital
 7.125% due 11/01/10  . . . . . . . . . . . . .      200             221
                                                               ---------
                                                                     826

Real Estate Investment Trust - 0.0%
 Spieker Properties, Inc. - Debs.
 7.5% due 10/01/27  . . . . . . . . . . . . . .       40              39
Road & Rail - 0.4%
 Burlington Northern Railroad Co.
 6.125% due 03/15/09  . . . . . . . . . . . . .      150             153
 Canadian National Railway Co. - Notes
 6.375% due 10/15/11  . . . . . . . . . . . . .      300             311
 CSX Corp. - Debs.
 7.45% due 05/01/07 . . . . . . . . . . . . . .      125             137
                                                               ---------
                                                                     601

Telephone - 0.2%
 Alltel Corp. - Sr. Notes
 7.6% due 04/01/09  . . . . . . . . . . . . . .      100             106
 New York Telephone Co. - Debs.
 7.25% due 02/15/24 . . . . . . . . . . . . . .      100              95
 South Carolina Electric & Gas - 1st Mtge.
 7.5% due 06/15/23  . . . . . . . . . . . . . .      100             103
                                                               ---------
                                                                     304

Tobacco - 0.1%
 Philip Morris Cos., Inc. - Debs.
 8.25% due 10/15/03 . . . . . . . . . . . . . .      100             106

U.S. Government Agencies - 44.6%
 Federal Home Loan Bank Discount Note
 5.125% due 03/06/06  . . . . . . . . . . . . .    1,400           1,455
 Federal Home Loan Corp.
 6.0% due 01/01/09  . . . . . . . . . . . . . .      486             498
 6.5% due 12/01/31  . . . . . . . . . . . . . .    1,197           1,221
 7.0% due 04/01/31  . . . . . . . . . . . . . .      650             673
 7.5% due 03/01/32  . . . . . . . . . . . . . .      523             549
 8.5% due 10/01/31  . . . . . . . . . . . . . .      226             242
 Federal Home Loan Mortgage Assoc.
 6.0% due 11/01/16  . . . . . . . . . . . . . .      249             254
 Federal Home Loan Mortgage Corp.
 5.5% due 06/01/16  . . . . . . . . . . . . . .      464             465
 5.5% due 03/01/17  . . . . . . . . . . . . . .      491             492
 5.5% due 04/01/32  . . . . . . . . . . . . . .      299             290
 5.75% due 04/15/08 . . . . . . . . . . . . . .    2,500           2,637
 6.0% due 08/01/14  . . . . . . . . . . . . . .      809             830

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                    Par          Market
                 Name of Issuer                    Value         Value
                                                  (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
 6.0% due 02/01/17  . . . . . . . . . . . . . .   $  490        $    501
 6.0% due 02/01/17  . . . . . . . . . . . . . .      500             511
 6.0% due 07/01/31  . . . . . . . . . . . . . .      476             475
 6.0% due 01/01/32  . . . . . . . . . . . . . .      987             985
 6.0% due 02/01/32  . . . . . . . . . . . . . .      987             985
 6.5% due 07/01/16  . . . . . . . . . . . . . .      358             371
 6.5% due 01/01/21  . . . . . . . . . . . . . .      296             304
 6.5% due 11/01/30  . . . . . . . . . . . . . .      263             268
 6.5% due 03/01/31  . . . . . . . . . . . . . .      973             994
 6.5% due 05/01/31  . . . . . . . . . . . . . .      512             522
 6.5% due 07/01/31  . . . . . . . . . . . . . .      180             184
 6.5% due 11/01/31  . . . . . . . . . . . . . .      880             898
 6.5% due 11/01/31  . . . . . . . . . . . . . .      543             555
 6.5% due 04/01/32  . . . . . . . . . . . . . .      497             507
 7.0% due 07/15/05  . . . . . . . . . . . . . .    1,655           1,812
 7.0% due 02/01/16  . . . . . . . . . . . . . .      209             219
 7.0% due 04/01/29  . . . . . . . . . . . . . .      710             735
 7.0% due 05/01/31  . . . . . . . . . . . . . .      158             163
 7.0% due 05/01/31  . . . . . . . . . . . . . .      133             138
 7.0% due 07/01/31  . . . . . . . . . . . . . .      231             239
 7.5% due 09/01/30  . . . . . . . . . . . . . .      114             120
 8.0% due 09/01/30  . . . . . . . . . . . . . .      115             123
 Federal Home Loan Mortgage Corp. - Bonds
 7.1% due 04/10/07  . . . . . . . . . . . . . .      500             558
 Federal Home Loan Mortgage Corp. - Deb.
 5.0% due 01/15/04  . . . . . . . . . . . . . .    1,600           1,658
 6.0% due 06/15/11  . . . . . . . . . . . . . .    1,000           1,047
 Federal Home Loan Mortgage Corp. - Notes
 5.75% due 07/15/03 . . . . . . . . . . . . . .    3,000           3,111
 6.0% due 10/01/14  . . . . . . . . . . . . . .      465             476
 6.0% due 08/01/29  . . . . . . . . . . . . . .      835             836
 6.5% due 11/01/15  . . . . . . . . . . . . . .      343             355
 6.5% due 09/01/28  . . . . . . . . . . . . . .      356             364
 6.5% due 06/01/29  . . . . . . . . . . . . . .       66              68
 6.5% due 07/01/29  . . . . . . . . . . . . . .      137             140
 6.5% due 07/01/29  . . . . . . . . . . . . . .      703             718
 6.5% due 12/01/30  . . . . . . . . . . . . . .      302             308
 6.875% due 01/15/05  . . . . . . . . . . . . .    1,400           1,518
 7.0% due 02/01/30  . . . . . . . . . . . . . .      852             883
 7.5% due 02/01/16  . . . . . . . . . . . . . .       83              88
 7.5% due 11/01/30  . . . . . . . . . . . . . .      441             463
 8.0% due 02/01/30  . . . . . . . . . . . . . .      154             164
 Federal Home Loan Mortgage Corp. - Sr. Notes
 5.8% due 09/02/08  . . . . . . . . . . . . . .      225             238
 Federal National Mortgage Assoc.
 5.0% due 01/15/07  . . . . . . . . . . . . . .    1,400           1,438
 5.5% due 03/01/16  . . . . . . . . . . . . . .      173             173
 5.5% due 04/01/16  . . . . . . . . . . . . . .       91              91
 5.5% due 02/01/17  . . . . . . . . . . . . . .      739             739
 5.5% due 04/01/17  . . . . . . . . . . . . . .      396             396
 5.5% due 01/01/32  . . . . . . . . . . . . . .      247             239
 6.0% due 05/01/14  . . . . . . . . . . . . . .      161             166
 6.0% due 03/01/17  . . . . . . . . . . . . . .      297             303
 6.0% due 03/01/17  . . . . . . . . . . . . . .      967             986
 6.0% due 08/01/30  . . . . . . . . . . . . . .      597             598
 6.0% due 06/01/31  . . . . . . . . . . . . . .      689             687
 6.0% due 07/01/31  . . . . . . . . . . . . . .      315             321
 6.0% due 11/01/31  . . . . . . . . . . . . . .      972             969
 6.0% due 02/01/32  . . . . . . . . . . . . . .      346             345
 6.0% due 03/01/32  . . . . . . . . . . . . . .      495             494
 6.0% due 04/01/32  . . . . . . . . . . . . . .      546             545
 6.25% due 05/15/29 . . . . . . . . . . . . . .    1,165           1,164
 6.375% due 06/15/09  . . . . . . . . . . . . .    1,800           1,947
 6.5% due 07/01/16  . . . . . . . . . . . . . .      172             178
 6.5% due 07/01/16  . . . . . . . . . . . . . .      859             890
 6.5% due 11/01/29  . . . . . . . . . . . . . .      555             566
 6.5% due 05/01/31  . . . . . . . . . . . . . .      241             246
 6.5% due 07/01/31  . . . . . . . . . . . . . .      372             379
 6.5% due 08/01/31  . . . . . . . . . . . . . .      473             482
 6.5% due 10/01/31  . . . . . . . . . . . . . .      878             895
 6.5% due 12/01/31  . . . . . . . . . . . . . .      949             967
 6.5% due 02/01/32  . . . . . . . . . . . . . .      730             744
 6.5% due 04/01/32  . . . . . . . . . . . . . .    1,084           1,105
 6.5% due 04/01/32  . . . . . . . . . . . . . .      200             204
 6.5% due 04/01/32  . . . . . . . . . . . . . .      495             505
 6.5% due 05/01/32  . . . . . . . . . . . . . .      502             512
 7.0% due 12/01/15  . . . . . . . . . . . . . .      363             381
 7.0% due 02/01/31  . . . . . . . . . . . . . .      673             697
 7.0% due 04/01/31  . . . . . . . . . . . . . .      144             150
 7.0% due 05/01/31  . . . . . . . . . . . . . .      668             692
 7.0% due 12/01/31  . . . . . . . . . . . . . .      695             720
 7.0% due 02/01/32  . . . . . . . . . . . . . .      606             627
 7.0% due 05/01/32  . . . . . . . . . . . . . .      500             518
 7.25% due 05/15/30 . . . . . . . . . . . . . .      150             171
 7.5% due 11/01/30  . . . . . . . . . . . . . .      106             112
 7.5% due 06/01/31  . . . . . . . . . . . . . .      511             536
 7.5% due 06/01/31  . . . . . . . . . . . . . .      125             131
 7.5% due 08/01/31  . . . . . . . . . . . . . .      421             442
 8.0% due 09/01/31  . . . . . . . . . . . . . .      643             683
 Federal National Mortgage Assoc. - Notes
 4.75% due 11/14/03 . . . . . . . . . . . . . .      175             180
 6.0% due 02/01/16  . . . . . . . . . . . . . .      490             499
 6.0% due 01/01/29  . . . . . . . . . . . . . .      813             815
 6.5% due 02/01/15  . . . . . . . . . . . . . .      203             212
 6.5% due 12/01/30  . . . . . . . . . . . . . .      415             423
 6.5% due 01/01/31  . . . . . . . . . . . . . .       90              92
 6.5% due 02/01/31  . . . . . . . . . . . . . .      173             176
 6.5% due 02/01/31  . . . . . . . . . . . . . .      253             258
 6.5% due 02/01/31  . . . . . . . . . . . . . .      233             238
 6.5% due 02/01/31  . . . . . . . . . . . . . .      355             362
 6.5% due 02/01/31  . . . . . . . . . . . . . .      485             495
 7.0% due 01/01/08  . . . . . . . . . . . . . .      118             121
 7.0% due 03/01/16  . . . . . . . . . . . . . .      182             192
 7.0% due 01/01/30  . . . . . . . . . . . . . .      876             908
 7.125% due 01/15/30  . . . . . . . . . . . . .      309             346
 7.5% due 10/01/15  . . . . . . . . . . . . . .      181             191
 7.5% due 09/01/30  . . . . . . . . . . . . . .      414             434

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                    Par          Market
                 Name of Issuer                    Value         Value
                                                  (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
 8.0% due 08/01/30  . . . . . . . . . . . . . .   $  182        $    193
 8.5% due 09/01/30  . . . . . . . . . . . . . .      131             140
 Government National Mortgage Assoc.
 6.0% due 05/15/31  . . . . . . . . . . . . . .      396             395
 6.0% due 02/15/32  . . . . . . . . . . . . . .      494             493
 6.0% due 04/15/32  . . . . . . . . . . . . . .      499             498
 6.5% due 05/15/28  . . . . . . . . . . . . . .      795             813
 6.5% due 04/15/31  . . . . . . . . . . . . . .      470             479
 6.5% due 05/15/31  . . . . . . . . . . . . . .      297             303
 6.5% due 05/15/31  . . . . . . . . . . . . . .      296             302
 6.5% due 08/15/31  . . . . . . . . . . . . . .      499             509
 6.5% due 05/15/32  . . . . . . . . . . . . . .      500             510
 7.0% due 03/15/31  . . . . . . . . . . . . . .    1,298           1,347
 7.0% due 06/15/31  . . . . . . . . . . . . . .      320             332
 7.0% due 08/15/31  . . . . . . . . . . . . . .      500             519
 7.5% due 08/15/29  . . . . . . . . . . . . . .      632             667
 7.5% due 02/15/30  . . . . . . . . . . . . . .       94              99
 7.5% due 01/15/31  . . . . . . . . . . . . . .      101             107
 8.0% due 07/15/31  . . . . . . . . . . . . . .       73              78
 8.0% due 11/15/31  . . . . . . . . . . . . . .      409             435
 8.5% due 09/15/30  . . . . . . . . . . . . . .      105             113
 9.0% due 01/15/31  . . . . . . . . . . . . . .      224             241
 Government National Mortgage Assoc. - Notes
 6.0% due 07/15/29  . . . . . . . . . . . . . .      320             321
 6.5% due 01/15/16  . . . . . . . . . . . . . .      128             133
 6.5% due 05/15/29  . . . . . . . . . . . . . .      904             925
 7.0% due 12/15/30  . . . . . . . . . . . . . .      968           1,005
 7.5% due 09/15/30  . . . . . . . . . . . . . .      592             624
 8.0% due 02/15/31  . . . . . . . . . . . . . .      533             567
                                                               ---------
                                                                  77,432

U.S. Governmental - 21.5%
 U.S. Treasury - Notes
 4.625% due 05/15/06  . . . . . . . . . . . . .      300             309
 5.0% due 02/15/11  . . . . . . . . . . . . . .    4,650           4,729
 5.0% due 08/15/11  . . . . . . . . . . . . . .      145             147
 U.S. Treasury - Bonds
 5.5% due 08/15/28  . . . . . . . . . . . . . .      700             681
 6.125% due 11/15/27  . . . . . . . . . . . . .    1,500           1,586
 6.125% due 08/15/29  . . . . . . . . . . . . .      800             850
 6.5% due 11/15/26  . . . . . . . . . . . . . .    1,300           1,438
 6.625% due 02/15/27  . . . . . . . . . . . . .    1,100           1,235
 6.75% due 08/15/26 . . . . . . . . . . . . . .      775             882
 7.5% due 11/15/16  . . . . . . . . . . . . . .      500             602
 8.125% due 08/15/21  . . . . . . . . . . . . .      810           1,045
 8.75% due 08/15/20 . . . . . . . . . . . . . .    1,400           1,901
 9.125% due 05/15/09  . . . . . . . . . . . . .      750             835
 10.375% due 11/15/12 . . . . . . . . . . . . .    1,100           1,414
 10.75% due 08/15/05  . . . . . . . . . . . . .      600             728
 11.25% due 02/15/15  . . . . . . . . . . . . .      260             404
 11.75% due 02/15/10  . . . . . . . . . . . . .      250             302
 11.75% due 11/15/14  . . . . . . . . . . . . .      465             668
 U.S. Treasury - Notes
 5.625% due 05/15/08  . . . . . . . . . . . . .       80              85
 5.75% due 08/15/03 . . . . . . . . . . . . . .    4,000           4,159
 6.125% due 08/15/07  . . . . . . . . . . . . .    1,000           1,090
 6.5% due 10/15/06  . . . . . . . . . . . . . .    3,550           3,908
 6.625% due 05/15/07  . . . . . . . . . . . . .    1,000           1,112
 6.75% due 05/15/05 . . . . . . . . . . . . . .      500             546
 7.25% due 05/15/04 . . . . . . . . . . . . . .    5,000           5,408
 7.875% due 11/15/04  . . . . . . . . . . . . .    1,150           1,274
                                                               ---------
                                                                  37,338

Wireless Telecommunications Services - 0.2%
 AT&T Wireless, Inc. - Sr. Notes
 7.875% due 03/01/11  . . . . . . . . . . . . .      500             404
                                                               ---------
                    TOTAL PUBLICLY-TRADED BONDS-   93.3%         161,932
SHORT-TERM INVESTMENTS - 4.9%
Investment in joint trading account (Note B)
 1.885% due 07/01/02  . . . . . . . . . . . . .    8,520           8,520
                             TOTAL INVESTMENTS-    98.2%         170,452
           Cash and Receivables, less payables-     1.8%           3,068
                                                 --------       --------
                                    NET ASSETS-   100.0%        $173,520
                                                 ========       ========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, securities aggregated $505 or 0.29% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND

                                                                  Market
               Name of Issuer                  Shares             Value
                                                                 (000's)
COMMON STOCK

Automobiles - 1.1%
 Harley-Davidson, Inc. *  . . . . . . . . .     6,800            $   349
Beverages - 0.7%
 PepsiCo, Inc. *  . . . . . . . . . . . . .     5,000                241
Biotechnology - 1.4%
 Amgen, Inc. *  . . . . . . . . . . . . . .    11,000                461
Commercial Services & Supplies - 4.4%
 Automatic Data Processing, Inc. *  . . . .     3,600                157
 Concord EFS, Inc. *  . . . . . . . . . . .    16,400                494
 First Data Corp. * . . . . . . . . . . . .    20,800                774
                                                                ---------
                                                                   1,425

Communications Equipment - 3.6%
 Cisco Systems, Inc. *  . . . . . . . . . .    49,300                688
 Nokia Oyj - ADR  . . . . . . . . . . . . .    32,800                475
                                                                ---------
                                                                   1,163

Computers & Peripherals - 0.4%
 Dell Computer Corp. *  . . . . . . . . . .     4,500                118
Credit Card - 4.9%
 MBNA Corp. * . . . . . . . . . . . . . . .    48,340              1,599
Diversified Financials - 9.4%
 Citigroup, Inc. *  . . . . . . . . . . . .    37,408              1,449
 Goldman Sachs Group, Inc.  . . . . . . . .     2,400                176
 Household International, Inc. *  . . . . .    11,000                547
 Lehman Brothers Holdings, Inc. * . . . . .     2,500                156
 Merrill Lynch & Co., Inc. *  . . . . . . .    17,700                717
                                                                ---------
                                                                   3,045

Diversified Telecommunication Services - 1.1%
 Cox Communications, Inc. - Cl. A * . . . .    13,100                361
Food & Drug Retailing - 2.0%
 Walgreen Co. * . . . . . . . . . . . . . .    16,600                641
Health Care Equipment & Supplies - 3.9%
 Baxter International, Inc. * . . . . . . .    13,200                587
 Medtronic, Inc. *  . . . . . . . . . . . .    15,900                681
                                                                ---------
                                                                   1,268

Health Care Providers & Services - 11.2%
 Cardinal Health, Inc. *  . . . . . . . . .    14,600                897
 Tenet Healthcare Corp. * . . . . . . . . .    16,500              1,180
 UnitedHealth Group, Inc. * . . . . . . . .    13,100              1,199
 Wellpoint Health Networks, Inc. *  . . . .     4,600                358
                                                                ---------
                                                                   3,634

Household Products - 0.9%
 Procter & Gamble Co. * . . . . . . . . . .     3,200                286
Industrial Conglomerates - 2.9%
 General Electric Co. * . . . . . . . . . .    32,800                953
Insurance - 3.5%
 American International Group, Inc. * . . .    13,100                894
 Travelers Property Casualty Corp. -
   Cl. A *  . . . . . . . . . . . . . . . .    14,500                256
                                                                ---------
                                                                   1,150

Media - 5.5%
 AOL Time Warner, Inc. *  . . . . . . . . .    43,400                639
 Comcast Corp. - Cl. A *  . . . . . . . . .    13,900                331
 Viacom, Inc. - Cl. B * . . . . . . . . . .    18,500                821
                                                                ---------
                                                                   1,791

Multiline Retail - 8.9%
 Kohl's Corp. * . . . . . . . . . . . . . .    23,000              1,612
 Target Corp. * . . . . . . . . . . . . . .    16,000                609
 Wal-Mart Stores, Inc. *  . . . . . . . . .    11,800                649
                                                                ---------
                                                                   2,870

Personal Products - 0.5%
 Avon Products, Inc. *  . . . . . . . . . .     3,100                162
Pharmaceuticals - 9.9%
 Johnson & Johnson *  . . . . . . . . . . .    15,800                826
 Pfizer, Inc. * . . . . . . . . . . . . . .    57,000              1,995
 Wyeth *  . . . . . . . . . . . . . . . . .     7,600                389
                                                                ---------
                                                                   3,210

Semiconductor Equipment & Products - 3.0%
 Applied Materials, Inc. *  . . . . . . . .     6,000                114
 Intel Corp. *  . . . . . . . . . . . . . .    22,700                415
 Maxim Integrated Products, Inc. *  . . . .     5,800                222
 Texas Instruments, Inc. *  . . . . . . . .     8,700                206
                                                                ---------
                                                                     957

Software - 6.1%
 Microsoft Corp. *  . . . . . . . . . . . .    29,800              1,630
 Veritas Software Corp. * . . . . . . . . .    17,100                338
                                                                ---------
                                                                   1,968

Specialty Retail - 5.3%
 Bed Bath & Beyond, Inc. *  . . . . . . . .     9,600                362
 Home Depot, Inc. * . . . . . . . . . . . .    36,700              1,348
                                                                ---------
                                                                   1,710

Tobacco - 0.8%
 Philip Morris Cos., Inc. * . . . . . . . .     5,600                245
U.S. Government Agencies - 6.8%
 Federal Home Loan Mortgage Corp. * . . . .    24,400              1,493
 Federal National Mortgage Assoc. * . . . .     9,400                693
                                                                ---------
                                                                   2,186

Wireless Telecommunications Services - 0.2%
 Vodafone Group plc * . . . . . . . . . . .     4,900                 67
                                                                ---------
                        TOTAL COMMON STOCK-      98.4%            31,860

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND

                                                    Par         Market
               Name of Issuer                      Value        Value
                                                  (000's)      (000's)
SHORT-TERM INVESTMENTS - 1.2%
 Investment in joint trading account (Note B)
  1.885% due 07/01/02 . . . . . . . . . . . .      $  376      $   376
                                                   ------      -------
                           TOTAL INVESTMENTS-        99.6%      32,236
         Cash and Receivables, less payables-         0.4%         132
                                                   ------      -------
                                  NET ASSETS-       100.0%     $32,368
                                                   ======      =======

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                              Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK

Aerospace & Defense - 0.7%
 Cubic Corp. *  . . . . . . . . . . . . . .       500         $    12
 Curtiss Wright Corp. . . . . . . . . . . .     1,100              88
 GenCorp, Inc.  . . . . . . . . . . . . . .     2,800              40
 Kaman Corp. - Cl. A  . . . . . . . . . . .     1,600              27
 Moog, Inc. - Cl. A . . . . . . . . . . . .     1,950              84
 Precision Castparts Corp.  . . . . . . . .       800              26
 Sequa Corp. - Cl. A  . . . . . . . . . . .     1,200              78
                                                             ---------
                                                                  355

Air Freight & Couriers - 0.8%
 Airborne, Inc. . . . . . . . . . . . . . .    21,000             403
 EGL, Inc. *  . . . . . . . . . . . . . . .     1,000              17
                                                             ---------
                                                                  420

Airlines - 0.4%
 America West Holdings Corp. - Cl. B *  . .     1,000               3
 Atlantic Coast Air Lines Holdings Corp. *      2,400              52
 Continental Airlines, Inc. - Cl. B * . . .     4,300              68
 Frontier Airlines, Inc. *  . . . . . . . .     2,000              16
 SkyWest, Inc. *  . . . . . . . . . . . . .       500              12
 USFreightways Corp.  . . . . . . . . . . .     1,400              53
                                                             ---------
                                                                  204

Auto Components - 1.1%
 Arvin Meritor, Inc.  . . . . . . . . . . .     3,100              74
 Autoliv, Inc.  . . . . . . . . . . . . . .     3,100              78
 Dura Automotive Systems, Inc. *  . . . . .     3,400              71
 Visteon Corp. *  . . . . . . . . . . . . .    22,900             325
                                                             ---------
                                                                  548

Automobiles - 0.8%
 Borg-Warner Automotive, Inc. . . . . . . .     1,200              69
 Copart, Inc. * . . . . . . . . . . . . . .     2,250              36
 United Auto Group, Inc. *  . . . . . . . .     9,800             205
 Winnebago Industries, Inc. . . . . . . . .     1,700              75
                                                             ---------
                                                                  385

Banks - 7.4%
 Associated Banc-Corp.  . . . . . . . . . .     6,050             228
 BancorpSouth, Inc. . . . . . . . . . . . .     3,175              64
 Bank Hawaii Corp.  . . . . . . . . . . . .     4,000             112
 Banknorth Group, Inc. *  . . . . . . . . .     8,625             224
 Capitol Federal Financial  . . . . . . . .     2,100              55
 Cathay Bancorp, Inc. . . . . . . . . . . .     1,600              66
 Citizens Banking Corp. * . . . . . . . . .       400              12
 City National Corp.  . . . . . . . . . . .     4,200             226
 Commerce Bancorp, Inc. . . . . . . . . . .     5,400             239
 Commerce Bancshares, Inc.  . . . . . . . .     2,289             101
 Commercial Federal Corp. . . . . . . . . .    10,000             290
 Community Bank Systems, Inc. * . . . . . .       300              10
 Compass Bancshares, Inc. . . . . . . . . .     5,400             181
 Corus Bankshares, Inc. . . . . . . . . . .     1,700              78
 East West Bancorp, Inc. *  . . . . . . . .     5,300             183
 First Citizens BancShares, Inc. - Cl. A  .     1,100             122
 First Sentinel Bancorp, Inc. . . . . . . .     1,400              19
 First Virginia Banks, Inc. . . . . . . . .       800              43
 Flagstar Bancorp, Inc. . . . . . . . . . .     3,200              74
 GBC Bancorp  . . . . . . . . . . . . . . .       800              23
 Greater Bay Bancorp  . . . . . . . . . . .     2,500              77
 Hancock Holding Co.  . . . . . . . . . . .     1,700             114
 Hibernia Corp. - Cl. A . . . . . . . . . .     9,900             196
 Huntington Bancshares, Inc. *  . . . . . .     1,900              37
 Independence Community Bank Corp.  . . . .     1,600              46
 Investors Financial Services Corp. . . . .     2,800              94
 NetBank, Inc. *  . . . . . . . . . . . . .     2,100              24
 OceanFirst Financial Corp. . . . . . . . .     2,400              58
 Omega Financial Corp.  . . . . . . . . . .       600              22
 PFF Bancorp, Inc. *  . . . . . . . . . . .     1,900              73
 Provident Financial Group *  . . . . . . .       400              12
 Silicon Valley Bancshares *  . . . . . . .     2,300              61
 Southwest Bancorporation of Texas, Inc. *      1,900              69
 TCF Financial Corp.  . . . . . . . . . . .     2,900             142
 Trustmark Corp.  . . . . . . . . . . . . .     2,200              56
 United Community Financial Corp. . . . . .     1,900              18
 Wilmington Trust Corp. . . . . . . . . . .     6,600             201
                                                             ---------
                                                                3,650

Beverages - 0.6%
 Adolph Coors Co. - Cl. B * . . . . . . . .       700              43
 Boston Beer, Inc.  . . . . . . . . . . . .       800              13
 International Multifoods Corp. . . . . . .     2,000              52
 NBTY, Inc. * . . . . . . . . . . . . . . .    12,000             186
                                                             ---------
                                                                  294

Biotechnology - 0.9%
 Cephalon, Inc. * . . . . . . . . . . . . .     2,400             109
 Gene Logic, Inc. * . . . . . . . . . . . .     1,300              18
 Genome Therapeutics Corp. *  . . . . . . .     1,500               3
 IDEXX Laboratories, Inc. * . . . . . . . .     3,500              90
 Immunomedics, Inc. . . . . . . . . . . . .     2,500              13
 Invitrogen Corp. * . . . . . . . . . . . .     1,400              45
 Serologicals Corp. * . . . . . . . . . . .     4,800              88
 Techne Corp. . . . . . . . . . . . . . . .     2,100              59
                                                             ---------
                                                                  425

Building Products - 0.9%
 American Woodmark Corp.  . . . . . . . . .     1,200              67
 Griffon Corp. *  . . . . . . . . . . . . .     3,700              67
 Lennox International, Inc. . . . . . . . .    11,600             209
 Universal Forest Products, Inc.  . . . . .     3,000              70
 York International Corp. . . . . . . . . .     1,100              37
                                                             ---------
                                                                  450

Chemicals - 2.0%
 Airgas, Inc. * . . . . . . . . . . . . . .     2,700              47
 Albemarle Corp. *  . . . . . . . . . . . .       600              18
 Arch Chemicals, Inc. . . . . . . . . . . .     5,900             146
 Cabot Corp.  . . . . . . . . . . . . . . .     3,100              89

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                              Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK - CONTINUED

Chemicals - Continued
 ChemFirst, Inc.  . . . . . . . . . . . . .     1,100         $    31
 Crompton Corp. . . . . . . . . . . . . . .     3,800              48
 Cytec Industries, Inc. * . . . . . . . . .     2,700              85
 Engelhard Corp. *  . . . . . . . . . . . .     1,500              42
 FMC Corp. *  . . . . . . . . . . . . . . .       800              24
 Great Lakes Chemical Corp. * . . . . . . .     1,500              40
 H.B. Fuller Co.  . . . . . . . . . . . . .     3,200              94
 Hercules, Inc. * . . . . . . . . . . . . .     2,900              34
 IMC Global, Inc. . . . . . . . . . . . . .     3,600              45
 Lubrizol Corp. . . . . . . . . . . . . . .     1,600              54
 Lyondell Chemical Co.  . . . . . . . . . .     2,400              36
 OM Group, Inc. . . . . . . . . . . . . . .     1,900             118
 Sigma-Aldrich Corp. *  . . . . . . . . . .       800              40
                                                             ---------
                                                                  991

Commercial Services & Supplies - 5.7%
 American Management Systems, Inc. *  . . .       700              13
 Arbitron, Inc. * . . . . . . . . . . . . .     4,100             128
 Cendant Corp.  . . . . . . . . . . . . . .     1,364              22
 Ceridian Corp. * . . . . . . . . . . . . .     1,800              34
 Certegy, Inc. *  . . . . . . . . . . . . .       300              11
 Corinthian Colleges, Inc.  . . . . . . . .       400              14
 CSG Systems International, Inc. *  . . . .     1,700              33
 Deluxe Corp. * . . . . . . . . . . . . . .     8,000             311
 Education Management Corp. * . . . . . . .     1,400              57
 FTI Consulting, Inc. * . . . . . . . . . .     1,500              53
 Gabelli Asset Management, Inc. - Cl. A * .     2,300              84
 Global Payments, Inc.  . . . . . . . . . .     4,280             127
 IKON Office Solutions, Inc. *  . . . . . .     2,400              23
 Ionics, Inc. * . . . . . . . . . . . . . .     2,100              51
 ITT Educational Services, Inc. * . . . . .     3,800              83
 Lancaster Colony Corp. . . . . . . . . . .     2,800             100
 Ligand Pharmaceuticals - Cl. B * . . . . .     2,400              35
 Manpower, Inc. * . . . . . . . . . . . . .       800              29
 MPS Group, Inc. *  . . . . . . . . . . . .    12,900             110
 Pittston Brink's Group . . . . . . . . . .     8,200             197
 Pre-Paid Legal Services, Inc. *  . . . . .     5,300             105
 R.R. Donnelley & Sons Co. *  . . . . . . .     2,000              55
 Renaissance Learning, Inc. * . . . . . . .     1,500              30
 Rent A Car * . . . . . . . . . . . . . . .       300              17
 Republic Services, Inc. - Cl. A *  . . . .     5,300             101
 Reynolds & Reynolds Co. - Cl. A  . . . . .     2,300              64
 Service Corp. International  . . . . . . .    11,100              54
 Standard Register Co.  . . . . . . . . . .     3,600             123
 TeleTech Holdings, Inc. *  . . . . . . . .     5,700              54
 Unifirst Corp. . . . . . . . . . . . . . .     3,900              99
 United Stationers, Inc. *  . . . . . . . .     4,300             131
 University of Phoenix Online * . . . . . .     1,500              44
 Valassis Communications, Inc. *  . . . . .     3,000             109
 Viad Corp. . . . . . . . . . . . . . . . .     6,800             177
 Watson Wyatt & Co. Holdings - Cl. A *  . .     3,100              75
 West Corp. * . . . . . . . . . . . . . . .     2,800              62
                                                             ---------
                                                                2,815

Communications Equipment - 1.5%
 3Com Corp. * . . . . . . . . . . . . . . .     9,000              40
 ADC Telecommunications, Inc. . . . . . . .     7,400              17
 Adtran, Inc. * . . . . . . . . . . . . . .     1,300              25
 Advanced Fibre Communications, Inc. *  . .     3,100              51
 Allen Telecom, Inc. *  . . . . . . . . . .     8,200              35
 Anaren Micro Circuits, Inc.  . . . . . . .     1,800              16
 Andrew Corp. * . . . . . . . . . . . . . .     2,800              42
 Arris Group, Inc.  . . . . . . . . . . . .     4,900              22
 Audiovox Corp. - Cl. A * . . . . . . . . .    10,800              86
 Emulex Corp. * . . . . . . . . . . . . . .     1,800              41
 Inrange Technologies Corp. CL B *  . . . .     3,500              17
 Inter-Tel, Inc. *  . . . . . . . . . . . .     4,500              77
 Metro One Telecom, Inc. *  . . . . . . . .     2,800              39
 MRV Communications, Inc. * . . . . . . . .     1,500               2
 Plantronics, Inc. *  . . . . . . . . . . .     1,900              36
 Polycom, Inc. *  . . . . . . . . . . . . .     1,900              23
 Powerwave Technologies, Inc. * . . . . . .     5,400              49
 Somera Communications, Inc. *  . . . . . .     2,400              17
 SonicWall, Inc. *  . . . . . . . . . . . .     2,000              10
 Sycamore Networks, Inc. *  . . . . . . . .     7,100              27
 Tekelec, Inc. *  . . . . . . . . . . . . .     1,400              11
 Terayon Communication Systems, Inc. *  . .     5,500               7
 Utstarcom, Inc. *  . . . . . . . . . . . .     2,200              44
                                                             ---------
                                                                  734

Computers & Peripherals - 0.5%
 Intergraph Corp. * . . . . . . . . . . . .       800              14
 Iomega Corp. * . . . . . . . . . . . . . .     6,700              86
 RealNetworks, Inc. * . . . . . . . . . . .     2,800              11
 ScanSource, Inc. * . . . . . . . . . . . .       700              43
 Storage Technology Corp. * . . . . . . . .     4,500              72
                                                             ---------
                                                                  226

Construction & Engineering - 0.5%
 Dycom Industries, Inc. * . . . . . . . . .     3,400              40
 EMCOR Group, Inc. *  . . . . . . . . . . .     1,000              59
 National Processing, Inc. *  . . . . . . .       600              15
 Quanta Services, Inc. *  . . . . . . . . .    10,900             108
 StarTek, Inc. *  . . . . . . . . . . . . .       500              13
                                                             ---------
                                                                  235

Construction Materials - 1.0%
 Butler Manufacturing Co. . . . . . . . . .     1,600              44
 Jacobs Engineering Group, Inc. . . . . . .       300              10
 Lafarge Corp.  . . . . . . . . . . . . . .     3,200             112
 Teledyne Technologies, Inc. *  . . . . . .     2,600              54
 United States Steel Corp. *  . . . . . . .    13,000             259
                                                             ---------
                                                                  479

Containers & Packaging - 1.9%
 Ball Corp. * . . . . . . . . . . . . . . .     7,300             303
 Bemis Co., Inc. *  . . . . . . . . . . . .     6,100             290
 Chesapeake Corp. . . . . . . . . . . . . .     3,500              92
 Greif Bros. Corp. - Cl. A *  . . . . . . .     1,000              34

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                              Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK - CONTINUED

Containers & Packaging - Continued
 Owens-Illinois, Inc. * . . . . . . . . . .     3,200         $    44
 Sealed Air Corp. * . . . . . . . . . . . .     1,200              48
 Temple-Inland, Inc. *  . . . . . . . . . .     1,800             104
                                                             ---------
                                                                  915

Distributors - 0.3%
 Handleman Co. *  . . . . . . . . . . . . .     6,900             100
 Lithia Motors, Inc. - Cl. A *  . . . . . .     1,600              43
                                                             ---------
                                                                  143

Diversified Financials - 2.2%
 Actrade Financial Technologies, Ltd. . . .     1,200              13
 Ameritrade Holding Corp. * . . . . . . . .     1,300               6
 BlackRock, Inc. *  . . . . . . . . . . . .     6,300             279
 Doral Financial Corp. *  . . . . . . . . .       400              13
 E*TRADE Group, Inc. *  . . . . . . . . . .    17,100              93
 Eaton Vance Corp. *  . . . . . . . . . . .     2,300              72
 Euronet Worldwide, Inc.  . . . . . . . . .       900              14
 Investment Technology Group, Inc. *  . . .     1,700              56
 Jefferies Group, Inc.  . . . . . . . . . .       900              38
 John Nuveen Co. - Cl. A  . . . . . . . . .     8,900             229
 Knight Trading Group, Inc. * . . . . . . .     7,300              38
 Legg Mason, Inc. * . . . . . . . . . . . .     2,400             118
 Metris Cos., Inc. *  . . . . . . . . . . .     1,500              13
 New Century Financial Corp.  . . . . . . .     1,500              53
 Student Loan Corp. . . . . . . . . . . . .       500              41
                                                             ---------
                                                                1,076

Diversified Telecommunication Services - 0.7%
 Alamosa Holdings, Inc. * . . . . . . . . .    12,300              17
 Centiillium Communications, Inc. * . . . .     5,200              45
 Commonwealth Telephone Enterprises, Inc. *     1,200              48
 IDT Corp. *  . . . . . . . . . . . . . . .    14,500             246
                                                             ---------
                                                                  356

Electric Utilities - 1.5%
 Alliant Energy Corp. . . . . . . . . . . .     1,800              46
 Aquila, Inc. Delaware *  . . . . . . . . .     3,800              30
 Avista Corp. . . . . . . . . . . . . . . .     6,900              95
 Edison International * . . . . . . . . . .     2,100              36
 El Paso Electric Co. * . . . . . . . . . .     3,300              46
 Idacorp, Inc.  . . . . . . . . . . . . . .     2,000              56
 PNM Resources, Inc.  . . . . . . . . . . .     1,600              39
 Puget Energy, Inc. . . . . . . . . . . . .    12,400             256
 Sierra Pacific Resources . . . . . . . . .    11,800              92
 UIL Holding Corp.  . . . . . . . . . . . .       900              49
                                                             ---------
                                                                  745

Electric/Gas - 0.3%
 DQE, Inc.  . . . . . . . . . . . . . . . .     2,800              39
 Northeast Utilities  . . . . . . . . . . .     4,700              89
                                                             ---------
                                                                  128

Electrical Equipment - 1.4%
 A.O. Smith Corp. . . . . . . . . . . . . .     3,900             122
 American Power Conversion *  . . . . . . .     4,700              59
 BEI Technologies, Inc. . . . . . . . . . .     3,200              37
 Benchmark Electronics, Inc. *  . . . . . .     4,100             119
 C&D Technologies, Inc. . . . . . . . . . .     2,600              47
 Energizer Holdings , Inc. *  . . . . . . .     1,700              47
 Generale Cable Corp. . . . . . . . . . . .     3,300              21
 Littelfuse, Inc. * . . . . . . . . . . . .     1,000              23
 Paxar Corp. *  . . . . . . . . . . . . . .     1,500              25
 Pemstar, Inc. *  . . . . . . . . . . . . .     4,900               6
 Penn Engineering & Manufacturing Corp. . .     1,500              26
 Tecumseh Products Co. - Cl. A  . . . . . .     1,500              80
 The Genlyte Corp. *  . . . . . . . . . . .     2,200              89
                                                             ---------
                                                                  701

Electronic Equipment & Instruments - 5.4%
 Amphenol Corp. - Cl. A * . . . . . . . . .     1,100              40
 Anixter International, Inc. *  . . . . . .     8,900             209
 Arrow Electronics, Inc. *  . . . . . . . .    14,400             299
 Artesyn Technologies, Inc. . . . . . . . .     2,300              15
 Avnet, Inc.  . . . . . . . . . . . . . . .    14,744             324
 Belden, Inc. * . . . . . . . . . . . . . .     1,100              23
 C-COR.net Corp. *  . . . . . . . . . . . .     2,500              18
 Coherent, Inc. * . . . . . . . . . . . . .     1,300              39
 Cypress Semiconductor Corp. *  . . . . . .     2,000              30
 Fisher Scientific International, Inc.  . .     9,000             252
 Franklin Electric Co., Inc.  . . . . . . .     1,600              75
 Harman International Industries, Inc. *  .       200              10
 Ingram Micro, Inc. - Cl. A * . . . . . . .    15,900             219
 Intersil Holding Corp. * . . . . . . . . .     2,600              56
 Kopin Corp. *  . . . . . . . . . . . . . .     3,100              21
 Millipore Corp. *  . . . . . . . . . . . .       500              16
 Pioneer Standard Electronics, Inc. . . . .    11,400             118
 Plexus Corp. * . . . . . . . . . . . . . .     2,000              36
 Powell Industries, Inc. *  . . . . . . . .     2,100              51
 Read-Rite Corp. *  . . . . . . . . . . . .    13,300               6
 Rogers Corp. * . . . . . . . . . . . . . .     1,400              38
 Tech Data Corp. *  . . . . . . . . . . . .     8,100             307
 Thermo Electron Corp. *  . . . . . . . . .     2,700              45
 Varian, Inc. * . . . . . . . . . . . . . .     4,900             161
 Vishay Intertechnology, Inc. * . . . . . .     8,000             176
 Woodhead Industries, Inc.  . . . . . . . .     1,300              22
 Woodward Governor Co.  . . . . . . . . . .       900              53
 Zygo Corp. * . . . . . . . . . . . . . . .     1,500              12
                                                             ---------
                                                                2,671

Energy Equipment & Services - 1.2%
 Atwood Oceanics, Inc. *  . . . . . . . . .     3,100             116
 Pride International, Inc. *  . . . . . . .     2,800              44
 Rowan Cos., Inc. * . . . . . . . . . . . .       800              17
 Tetra Technologies, Inc. * . . . . . . . .     1,700              45
 Universal Compression Holdings, Inc. * . .     6,100             147
 Varco International, Inc. *  . . . . . . .     8,700             153

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                              Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK - Continued

Energy Equipment & Services - Continued
 Veritas DGC, Inc. *  . . . . . . . . . . .     5,500         $    69
                                                             ---------
                                                                  591

Finance - 0.0%
 A.G. Edwards, Inc. * . . . . . . . . . . .       300              12

Food & Drug Retailing - 2.1%
 Longs Drug Stores Corp.  . . . . . . . . .     1,500              42
 Nash Finch Co.   . . . . . . . . . . . . .     4,500             144
 Performance Food Group Co. * . . . . . . .     2,200              75
 PetsMart, Inc. * . . . . . . . . . . . . .     5,700              91
 SuperValu, Inc. *  . . . . . . . . . . . .    11,400             280
 The Great Atlantic & Pacific Tea Co.,
     Inc. * . . . . . . . . . . . . . . . .    12,500             234
 United Natural Foods, Inc. * . . . . . . .     3,100              60
 Whole Foods Market, Inc. * . . . . . . . .     1,800              87
                                                             ---------
                                                                1,013

Food Products - 0.9%
 Dole Food Company  . . . . . . . . . . . .     3,900             112
 Hormel Foods Corp. * . . . . . . . . . . .       500              12
 Interstate Bakeries  . . . . . . . . . . .     1,800              52
 J.M. Smucker Co. * . . . . . . . . . . . .     1,323              45
 McCormick & Co., Inc.  . . . . . . . . . .     1,500              39
 Pilgrims Pride Corp. - Cl. B . . . . . . .     3,800              53
 Ralcorp Holdings, Inc. . . . . . . . . . .       500              16
 Smithfield Foods, Inc. * . . . . . . . . .     6,800             126
                                                             ---------
                                                                  455

Gas Utilities - 1.3%
 Conectiv, Inc. . . . . . . . . . . . . . .     4,200             108
 NorthWestern Corp. . . . . . . . . . . . .     1,000              17
 Nstar *  . . . . . . . . . . . . . . . . .       300              13
 Oneok, Inc.  . . . . . . . . . . . . . . .    10,200             224
 Southwest Gas Corp.  . . . . . . . . . . .     8,200             203
 UGI Corp.  . . . . . . . . . . . . . . . .     1,400              45
 Wisconsin Energy Corp. * . . . . . . . . .     1,600              41
                                                             ---------
                                                                  651

Health Care Equipment & Supplies - 4.2%
 Alpharma, Inc. - Cl. A * . . . . . . . . .       800              14
 Amerisource Bergen Corp. * . . . . . . . .     7,966             605
 Bausch & Lomb, Inc. *  . . . . . . . . . .     3,500             118
 Beckman Coulter, Inc.  . . . . . . . . . .     1,700              85
 Bio-Rad Laboratories, Inc. - Cl. A * . . .     3,400             155
 Bruker Daltonics, Inc. * . . . . . . . . .     1,700               7
 C.R. Bard, Inc. *  . . . . . . . . . . . .       800              45
 Conmed Corp. * . . . . . . . . . . . . . .     1,800              40
 Datascope Corp. *  . . . . . . . . . . . .     1,000              28
 Diagnostic Products Corp.  . . . . . . . .     7,100             263
 Edwards Lifesciences Corp. * . . . . . . .     6,100             142
 Gentiva Health Services , Inc. . . . . . .     1,300              12
 Henry Schein, Inc. * . . . . . . . . . . .     2,600             116
 INAMED Corp. * . . . . . . . . . . . . . .     2,200              59
 Integra Lifesciences Corp. * . . . . . . .     2,000              43
 Intermagnetics General Corp. * . . . . . .     1,600              32
 Mentor Corp. Minnesota . . . . . . . . . .     2,400              88
 NDC Healthcorp . . . . . . . . . . . . . .     1,800              50
 Noven Pharmaceuticals, Inc.  . . . . . . .       600              15
 Respironics, Inc. *  . . . . . . . . . . .     1,100              37
 Steris Corp. * . . . . . . . . . . . . . .     3,300              63
 Varian Medical Systems, Inc. * . . . . . .     1,900              77
                                                             ---------
                                                                2,094

Health Care Providers & Services - 3.7%
 Advance PCS *  . . . . . . . . . . . . . .     2,100              50
 Advisory Co. . . . . . . . . . . . . . . .       400              15
 Aetna US Healthcare, Inc. *  . . . . . . .    13,300             638
 Albany Molecular Research, Inc. *  . . . .     1,700              36
 Apria Healthcare Group, Inc. * . . . . . .     1,900              43
 Beverly Enterprises, Inc. *  . . . . . . .     7,500              57
 Caremark Rx, Inc. *  . . . . . . . . . . .     1,500              25
 Coventry Health Care, Inc. * . . . . . . .     7,600             216
 Express Scripts, Inc. - Cl. A *  . . . . .     2,700             135
 Healthnet, Inc. *  . . . . . . . . . . . .     1,900              51
 Humana, Inc. * . . . . . . . . . . . . . .     3,700              58
 Kindred Healthcare, Inc. . . . . . . . . .       300              13
 Mid Atlantic Medical Services, Inc. *  . .     3,100              97
 Owens & Minor, Inc.  . . . . . . . . . . .     3,100              61
 Oxford Health Plans, Inc. *  . . . . . . .     1,700              79
 PacifiCare Health Systems, Inc. *  . . . .       500              14
 Patterson Dental Co. . . . . . . . . . . .       400              20
 PSS Worldmed, Inc. * . . . . . . . . . . .    19,600             159
 Quintiles Transnational Corp. *  . . . . .     1,800              22
 Vitalworks, Inc. . . . . . . . . . . . . .     1,800              15
                                                             ---------
                                                                1,804

Hotels Restaurants & Leisure - 2.2%
 Alliance Gaming Corp. *  . . . . . . . . .     3,400              43
 Argosy Gaming Co. *  . . . . . . . . . . .     2,100              60
 Aztar Corp. *  . . . . . . . . . . . . . .     1,900              40
 Brinker International, Inc. *  . . . . . .     3,850             122
 CBRL Group, Inc. * . . . . . . . . . . . .       800              24
 Coachmen Industries, Inc.  . . . . . . . .     2,300              33
 Darden Restaurants, Inc. * . . . . . . . .     3,200              79
 Dave & Busters, Inc. . . . . . . . . . . .     1,100              13
 Dover Downs Gaming & Entertainment, Inc. .     1,890              24
 Dover Motorsports, Inc.  . . . . . . . . .     2,000              12
 Hotels.com - Cl. A * . . . . . . . . . . .     1,900              80
 Landry's Seafood Restaurants, Inc. * . . .     2,000              51
 Lone Star Steakhouse & Saloon  . . . . . .     9,500             224
 Multimedia Games, Inc. . . . . . . . . . .     1,300              28
 Panera Bread Co. - Cl. A * . . . . . . . .     3,100             107
 Rare Hospitality International, Inc. * . .     1,450              39
 Ruby Tuesday, Inc. . . . . . . . . . . . .     3,700              72

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                              Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK - Continued

Hotels Restaurants & Leisure - Continued
 Ryan's Family Steak Houses, Inc. * . . . .     2,200         $    29
                                                             ---------
                                                                1,080

Household Durables - 2.3%
 American Greetings Corp. - Cl. A * . . . .     8,600             143
 Beazer Homes USA, Inc. * . . . . . . . . .       500              40
 Black & Decker Corp. * . . . . . . . . . .       800              39
 Blyth Industries, Inc. * . . . . . . . . .     3,900             122
 Herman Miller, Inc. *  . . . . . . . . . .     2,000              41
 Interface, Inc.  . . . . . . . . . . . . .     2,200              18
 Jakks Pacific, Inc. *  . . . . . . . . . .     4,100              73
 La-Z-Boy, Inc. . . . . . . . . . . . . . .     1,100              28
 Lennar Corp. . . . . . . . . . . . . . . .     1,300              79
 Libbey, Inc. . . . . . . . . . . . . . . .     1,200              41
 M/I Schottenstein Homes, Inc.  . . . . . .     5,200             196
 Mohawk Industries, Inc. *  . . . . . . . .       700              43
 NVR, Inc.  . . . . . . . . . . . . . . . .       400             129
 Snap-On, Inc. *  . . . . . . . . . . . . .     1,600              47
 Stanley Works *  . . . . . . . . . . . . .     1,100              45
 Universal Electronics, Inc. *  . . . . . .     2,400              36
                                                             ---------
                                                                1,120

Insurance - 3.7%
 Allmerica Financial Corp.  . . . . . . . .     3,600             166
 American Financial Group, Inc. . . . . . .     7,400             177
 American National Insurance Co.  . . . . .     1,000              96
 Amerus Group Co. * . . . . . . . . . . . .     1,000              37
 Arthur J. Gallagher & Co.  . . . . . . . .       900              31
 Brown & Brown, Inc.  . . . . . . . . . . .     1,400              44
 Fidelity National Financial, Inc.  . . . .     7,536             238
 First American Financial Corp. . . . . . .    16,000             368
 Fremont General Corp. *  . . . . . . . . .    11,400              48
 LandAmerica Financial Group, Inc.  . . . .     3,100              98
 National Western Life Insurance Co. *  . .       700              80
 Phoenix Cos, Inc. *  . . . . . . . . . . .     1,100              20
 Protective Life Corp.  . . . . . . . . . .     3,400             113
 Stancorp Financial Group, Inc. * . . . . .       300              17
 The Midland Co.  . . . . . . . . . . . . .       900              45
 The MONY Group, Inc. . . . . . . . . . . .     4,500             153
 Wesco Financial Corp.  . . . . . . . . . .       300              91
                                                             ---------
                                                                1,822

Internet & Catalog Retail - 0.1%
 School Specialty, Inc. * . . . . . . . . .     1,100              29
 Spiegel, Inc. - Cl. A  . . . . . . . . . .     1,600               1
                                                             ---------
                                                                   30

Internet Software & Services - 1.1%
 Alloy, Inc. *  . . . . . . . . . . . . . .     2,700              39
 Cognizant Technology Solutions Corp. * . .     1,100              59
 Digex, Inc. *  . . . . . . . . . . . . . .     1,800
 EarthLink, Inc. *  . . . . . . . . . . . .    10,961              73
 InterCept, Inc. *  . . . . . . . . . . . .     3,500              73
 Netegrity, Inc. *  . . . . . . . . . . . .     2,400              15
 Overture Services, Inc. *  . . . . . . . .     3,100              77
 PEC Solutions, Inc. *  . . . . . . . . . .     2,300              55
 Retek, Inc. *  . . . . . . . . . . . . . .     2,245              55
 Ticketmaster Online-CitySearch, Inc. -
  Cl. B * . . . . . . . . . . . . . . . . .     2,200              41
 Websense, Inc. * . . . . . . . . . . . . .     2,000              51
                                                             ---------
                                                                  538

IT Consulting & Services - 1.0%
 Acxiom Corp. * . . . . . . . . . . . . . .     1,400              24
 Affiliated Computer Services, Inc. -
  Cl. A * . . . . . . . . . . . . . . . . .     1,200              57
 Bell Microproducts, Inc. . . . . . . . . .     1,800              15
 KPMG Consulting, Inc. *  . . . . . . . . .     8,900             132
 Perot Systems Corp. - Cl. A *  . . . . . .     2,900              32
 Priority Healthcare Corp. - Cl. B *  . . .     1,400              33
 Safeguard Scientifics, Inc. *  . . . . . .    38,800              78
 The Titan Corp. *  . . . . . . . . . . . .     2,700              49
 Trizetto Group, Inc. . . . . . . . . . . .     1,600              14
 Unisys Corp. * . . . . . . . . . . . . . .     6,600              59
                                                             ---------
                                                                  493

Leisure Equipment & Products - 0.2%
 Arctic Cat, Inc. . . . . . . . . . . . . .     3,200              56
 Polaris Industries Inc.  . . . . . . . . .       500              32
 SCP Pool Corp. * . . . . . . . . . . . . .     1,050              29
                                                             ---------
                                                                  117

Machinery - 3.1%
 AGCO Corp. . . . . . . . . . . . . . . . .    10,900             213
 Albany International Corp. . . . . . . . .     1,300              35
 Applied Industrial Technologies, Inc.  . .     4,900              96
 CoorsTek, Inc. * . . . . . . . . . . . . .     1,300              40
 Cummins Engine Company, Inc. * . . . . . .     5,300             175
 Flowserve Corp.  . . . . . . . . . . . . .     1,100              33
 Global Power Equipment Group, Inc. * . . .     3,300              33
 Graco, Inc. *  . . . . . . . . . . . . . .     1,400              35
 Kennametal, Inc. . . . . . . . . . . . . .     3,600             132
 NACCO Industries, Inc. - Cl. A . . . . . .       900              52
 Oshkosh Truck Corp.  . . . . . . . . . . .       900              53
 Pentair, Inc.  . . . . . . . . . . . . . .     3,700             178
 Roper Industries, Inc. . . . . . . . . . .       500              19
 SPX Corp. *  . . . . . . . . . . . . . . .     1,100             129
 Stewart & Stevenson Services, Inc. . . . .     1,200              21
 Terex Corp. *  . . . . . . . . . . . . . .     6,000             135
 Trinity Industries, Inc. . . . . . . . . .     5,200             108
 Wolverine Tube, Inc. * . . . . . . . . . .     3,200              24
                                                             ---------
                                                                1,511

Media - 2.7%
 ADVO, Inc. * . . . . . . . . . . . . . . .     2,400              91
 Belo Corp. . . . . . . . . . . . . . . . .     3,600              81
 Cablevision Systems Corp. *  . . . . . . .     1,000               9
 Cox Radio, Inc. - Cl. A *  . . . . . . . .     6,700             162

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                              Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK - CONTINUED

Media - Continued
 Entercom Communications Corp. *  . . . . .       800         $    37
 Entravision Communications - Cl. A * . . .     8,500             104
 Getty Images, Inc. * . . . . . . . . . . .     2,500              54
 Grey Global Group, Inc.  . . . . . . . . .        70              48
 Hearst-Argyle Television, Inc. * . . . . .     6,000             135
 Hispanic Broadcasting Corp. *  . . . . . .     1,100              29
 Insight Communications Company, Inc. * . .     1,600              19
 Interactive Data Corp. * . . . . . . . . .     1,200              18
 Lodgenet Entertainment Corp. * . . . . . .     1,300              19
 Macrovision Corp. *  . . . . . . . . . . .     1,300              17
 McClatchy Newspapers, Inc. - Cl. A . . . .     3,500             225
 Pulitzer, Inc. . . . . . . . . . . . . . .     2,700             140
 Readers Digest Association, Inc. - Cl. A *       500               9
 Sinclair Broadcast Group, Inc. * . . . . .     5,000              72
 World Wrestling Federation Entertainment,
  Inc. *  . . . . . . . . . . . . . . . . .     3,600              53
                                                             ---------
                                                                1,322

Metals & Mining - 1.1%
 Cleveland Cliffs, Inc. . . . . . . . . . .     2,300              64
 Commercial Metals Co.  . . . . . . . . . .     1,400              66
 Massey Energy Co.  . . . . . . . . . . . .     3,700              47
 Mueller Industries, Inc. * . . . . . . . .     1,300              41
 Phelps Dodge Corp. * . . . . . . . . . . .     2,900             120
 Quanex Corp. * . . . . . . . . . . . . . .       200               9
 Reliance Steel & Aluminum Co. *  . . . . .       400              12
 Ryerson Tull, Inc. . . . . . . . . . . . .    10,100             117
 Stillwater Mining Co. *  . . . . . . . . .     3,400              55
 Worthington Industries, Inc. * . . . . . .       800              14
                                                             ---------
                                                                  545

Miscellaneous - 0.0%
 Fossil, Inc. * . . . . . . . . . . . . . .       900              19

Multi-Utilities - 0.4%
 Energy East Corp.  . . . . . . . . . . . .     7,600             172
 Vectren Corp. *  . . . . . . . . . . . . .       500              12
                                                             ---------
                                                                  184

Multiline Retail - 2.5%
 Big Lots, Inc. * . . . . . . . . . . . . .     8,600             169
 Dillard's, Inc. - Cl. A *  . . . . . . . .     5,800             153
 Dollar Tree Stores, Inc. * . . . . . . . .     7,300             288
 Hollywood Entertainment Corp. *  . . . . .     3,500              72
 Insight Enterprises, Inc.  . . . . . . . .     1,400              35
 Kenneth Cole Productions, Inc. - Cl. A * .     1,300              37
 OfficeMax, Inc. *  . . . . . . . . . . . .    17,700             104
 Saks, Inc. * . . . . . . . . . . . . . . .     1,000              13
 Shopko Stores, Inc. *  . . . . . . . . . .    13,100             265
 Value City Department Stores, Inc. * . . .     7,900              22
 Zale Corp. * . . . . . . . . . . . . . . .     1,800              65
                                                             ---------
                                                                1,223

Office Electronics - 0.3%
 Zebra Technologies Corp. - Cl. A * . . . .     2,800             135

Oil & Gas - 2.8%
 Ashland, Inc. *  . . . . . . . . . . . . .     5,300             215
 Equitable Resources, Inc. *  . . . . . . .     1,700              58
 National-Oilwell, Inc. * . . . . . . . . .     2,100              44
 Newfield Exploration Co. * . . . . . . . .       500              19
 Ocean Energy, Inc. . . . . . . . . . . . .     1,500              32
 Parker Drilling Co. *  . . . . . . . . . .     9,400              31
 Patina Oil & Gas Corp. . . . . . . . . . .     3,000              82
 Spinnaker Exploration Co. *  . . . . . . .     2,800             101
 Tesoro Petroleum Corp. * . . . . . . . . .    17,300             134
 Tom Brown, Inc. *  . . . . . . . . . . . .     1,300              37
 Valero Energy Corp.  . . . . . . . . . . .     8,300             310
 Western Gas Resources, Inc.  . . . . . . .     4,700             176
 Westport Resources Corp. * . . . . . . . .     6,700             110
 XTO Energy, Inc. . . . . . . . . . . . . .     2,700              56
                                                             ---------
                                                                1,405

Paper & Forest Products - 0.7%
 Boise Cascade Corp. *  . . . . . . . . . .     5,000             172
 Louisiana-Pacific Corp. *  . . . . . . . .     9,600             102
 Pope & Talbot, Inc.  . . . . . . . . . . .     3,200              60
                                                             ---------
                                                                  334

Personal Products - 0.9%
 Alberto-Culver Co. - Cl. B * . . . . . . .     1,300              62
 Nu Skin Enterprises, Inc. - Cl. A *  . . .    10,300             150
 Perrigo Co. *  . . . . . . . . . . . . . .    16,100             209
                                                             ---------
                                                                  421

Pharmaceuticals - 1.7%
 Barr Laboratories, Inc. *  . . . . . . . .     5,400             343
 Enzon, Inc. *  . . . . . . . . . . . . . .       800              20
 First Horizion Pharmaceutical *  . . . . .     3,000              62
 ICN Pharmaceuticals, Inc.  . . . . . . . .     1,300              31
 Kos Pharmaceuticals, Inc. *  . . . . . . .     3,100              63
 Maxim Pharmaceuticals, Inc. *  . . . . . .       500               2
 Medicis Pharmaceutical Corp. - Cl. A * . .     1,800              77
 Pharmaceutical Resources, Inc. * . . . . .     6,100             169
 SICOR, Inc. *  . . . . . . . . . . . . . .     2,800              52
                                                             ---------
                                                                  819

Real Estate Development - 0.2%
 First Industrial LP  . . . . . . . . . . .     3,700             122

Real Estate Investment Trust - 5.9%
 AMLI Residential Properties Trust  . . . .     2,200              57
 Annaly Mortgage Management, Inc. . . . . .    10,600             206
 Anthracite Capital, Inc. * . . . . . . . .     1,700              23
 Apartment Investment & Management Co.            800              39
 Archstone Communities Trust  . . . . . . .     2,800              75
 Arden Realty Group, Inc. . . . . . . . . .     6,400             182
 Avalonbay Communities, Inc.  . . . . . . .     5,300             248
 Boston Properties, Inc.  . . . . . . . . .     1,400              56

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                              Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK - Continued

Real Estate Investment Trust - Continued
 Capstead Mortgage Corp.  . . . . . . . . .     3,300         $    74
 CarrAmerica Realty Corp. . . . . . . . . .     5,200             160
 Centerpoint Properties Corp. . . . . . . .       700              41
 Duke Realty Investments, Inc.  . . . . . .     4,000             116
 FelCor Lodging Trust, Inc. . . . . . . . .    10,200             187
 General Growth Properties  . . . . . . . .     4,600             235
 Glenborough Realty Trust, Inc. . . . . . .    10,800             256
 Host Marriott Corp. *  . . . . . . . . . .     3,800              43
 HRPT Properties Trust  . . . . . . . . . .    14,800             131
 IndyMac Mortgage Holdings, Inc.  . . . . .     6,600             150
 Mack-Cali Realty Corp. * . . . . . . . . .     1,300              46
 MeriStar Hospitality Corp. . . . . . . . .     3,700              56
 Prentiss Properties Trust  . . . . . . . .     2,900              92
 Public Storage, Inc. . . . . . . . . . . .     7,100             263
 Regency Centers Corp.  . . . . . . . . . .     1,900              56
 Sun Communities, Inc.  . . . . . . . . . .     1,300              54
 Thornburg Mortgage, Inc. . . . . . . . . .     2,800              55
                                                             ---------
                                                                2,901

Real Estate Operations - 1.0%
 AMB Property Corp. . . . . . . . . . . . .     8,100             251
 iStar Financial, Inc.  . . . . . . . . . .     2,600              74
 JDN Realty Corp. * . . . . . . . . . . . .     1,000              13
 Jones Lang LaSalle, Inc. * . . . . . . . .     2,100              52
 Prologis Trust . . . . . . . . . . . . . .       782              20
 Redwood Trust, Inc.  . . . . . . . . . . .     3,600             114
                                                             ---------
                                                                  524

Road & Rail - 0.9%
 C.H. Robinson Worldwide, Inc.  . . . . . .     2,200              74
 Dollar Thrifty Automotive Group, Inc. *  .     2,100              54
 Florida East Coast Industries, Inc.  . . .     2,000              51
 Hunt Jersey Transport Services, Inc. . . .     2,200              65
 Landstar Systems, Inc. * . . . . . . . . .       200              21
 Roadway Express, Inc.  . . . . . . . . . .     1,200              43
 Ryder System, Inc. * . . . . . . . . . . .     1,800              49
 Yellow Corp. * . . . . . . . . . . . . . .     2,900              94
                                                             ---------
                                                                  451

Semiconductor Equipment & Products - 1.2%
 Amkor Technologies, Inc. * . . . . . . . .     2,800              17
 Axcelis Technologies, Inc. * . . . . . . .     1,800              20
 Conexant Systems, Inc. * . . . . . . . . .     6,300              10
 Cymer, Inc. *  . . . . . . . . . . . . . .     1,800              63
 ESS Technology, Inc. * . . . . . . . . . .     3,200              56
 Fairchild Semiconductor Corp. - Cl. A *  .     5,000             122
 FEI Co. *  . . . . . . . . . . . . . . . .     3,200              79
 Integrated Circuit Systems, Inc. * . . . .     2,200              44
 International Rectifier Corp. *  . . . . .     1,900              55
 PLX Technology, Inc. * . . . . . . . . . .     5,000              21
 Semtech Corp. *  . . . . . . . . . . . . .     1,200              32
 Silicon Storage Technology, Inc. * . . . .     4,800              38
 Skyworks Solutions, Inc. . . . . . . . . .     2,211              12
 Standard Microsystems Corp. *  . . . . . .     1,800              43
                                                             ---------
                                                                  612

Software - 2.4%
 Acclaim Entertainment, Inc. *  . . . . . .    10,800              38
 Activision, Inc. * . . . . . . . . . . . .     3,550             103
 Advent Software, Inc. *  . . . . . . . . .     1,000              26
 Ascential Software Corp. * . . . . . . . .     3,150               9
 Autodesk, Inc. * . . . . . . . . . . . . .     7,300              97
 EPIQ Systems, Inc. * . . . . . . . . . . .     2,000              34
 Fair Issac & Co., Inc. . . . . . . . . . .     1,050              35
 FileNet Corp. *  . . . . . . . . . . . . .     5,200              75
 Gtech Holdings Corp. * . . . . . . . . . .     2,600              66
 Imation Corp. *  . . . . . . . . . . . . .     2,400              71
 J.D. Edwards & Co. * . . . . . . . . . . .     4,100              50
 Jack Henry & Associates, Inc.  . . . . . .     2,000              33
 Macromedia, Inc. * . . . . . . . . . . . .     2,500              22
 Manugistics Group, Inc. *  . . . . . . . .     2,200              13
 Mentor Graphics Corp. *  . . . . . . . . .     2,000              28
 MSC Software Corp. * . . . . . . . . . . .     4,100              37
 Network Associates, Inc. * . . . . . . . .     8,000             154
 Novell, Inc. * . . . . . . . . . . . . . .    10,500              34
 Radiant Systems, Inc. *  . . . . . . . . .     4,500              59
 Roxio, Inc. *  . . . . . . . . . . . . . .     3,800              27
 Scansoft, Inc. . . . . . . . . . . . . . .     1,700              13
 Sybase, Inc. * . . . . . . . . . . . . . .     6,400              68
 Synopsys, Inc. . . . . . . . . . . . . . .       593              32
 Take Two Interactive Software *  . . . . .     3,300              68
 Verity, Inc. * . . . . . . . . . . . . . .       600               7
                                                             ---------
                                                                1,199

Specialty Retail - 4.2%
 Barnes & Noble, Inc. * . . . . . . . . . .     1,200              32
 Blockbuster, Inc. - Cl. A  . . . . . . . .     2,200              59
 Cato Corp. - Cl. A . . . . . . . . . . . .     1,300              29
 Children's Place Retail Stores, Inc. * . .     1,700              45
 Christopher & Banks Corp.  . . . . . . . .       500              21
 Circuit City Stores, Inc. *  . . . . . . .     2,100              39
 Circuit City Stores, Inc.  . . . . . . . .     4,200              91
 Foot Locker, Inc. *  . . . . . . . . . . .     2,300              33
 Hughes Supply, Inc.  . . . . . . . . . . .    12,800             575
 Men's Wearhouse, Inc. *  . . . . . . . . .       500              13
 Michaels Stores, Inc. *  . . . . . . . . .     5,100             199
 Movie Gallery, Inc. *  . . . . . . . . . .     3,100              65
 Office Depot, Inc. * . . . . . . . . . . .     6,700             113
 Payless ShoeSource, Inc. * . . . . . . . .       800              46
 Pier 1 Imports, Inc. . . . . . . . . . . .     3,500              73
 Rent-Way, Inc. * . . . . . . . . . . . . .     6,300              82
 Sherwin-Williams Co. * . . . . . . . . . .     9,900             296
 Sonic Automotive, Inc. - Cl. A . . . . . .       800              21
 The Finish Line - Cl. A *  . . . . . . . .     5,300              95
 Tweeter Home Entertainment Group,
     Inc. * . . . . . . . . . . . . . . . .       800              13
 United Rentals, Inc. * . . . . . . . . . .     3,300              72

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                              Market
               Name of Issuer                  Shares         Value
                                                             (000's)
COMMON STOCK - Continued

Specialty Retail - Continued
 Wet Seal, Inc. - Cl. A * . . . . . . . . .     3,375         $    82
                                                              --------
                                                                2,094

Textiles & Apparel - 0.8%
 Brown Shoe Co., Inc. * . . . . . . . . . .       900              25
 Coach, Inc. *  . . . . . . . . . . . . . .     3,400             187
 Columbia Sportswear Co. *  . . . . . . . .     2,900              93
 Culp, Inc. * . . . . . . . . . . . . . . .       800              13
 Kellwood Co. * . . . . . . . . . . . . . .       900              29
 Quiksilver, Inc. * . . . . . . . . . . . .       500              12
 Skechers USA, Inc. . . . . . . . . . . . .       600              13
                                                              --------
                                                                  372

Tobacco - 0.1%
 Universal Corp.  . . . . . . . . . . . . .     1,500              55
 Vector Group, Ltd. . . . . . . . . . . . .     1,100              19
                                                              --------
                                                                   74

Wireless Telecommunications Services - 0.2%
 Crown Castle International Corp. * . . . .    13,900              54
 Intrado, Inc. *  . . . . . . . . . . . . .     3,500              68
                                                              --------
                                                                  122
                                                              --------
                        TOTAL COMMON STOCK-      95.6%         47,155

WARRANTS

Diversified Telecommunication Services - 0.0%
 Focal Communications Corp.
 expires 11/07/04 (Cost $0) . . . . . . . .       125               0
                                                              --------
                            TOTAL WARRANTS-       0.0%


                                                Par
                                               Value
                                              (000's)
SHORT-TERM INVESTMENTS - 4.2%

 Investment in joint repurchase agreement
  with Goldman Sachs & Co., 1.962% due
  07/01/02  . . . . . . . . . . . . . . . .   $ 2,100           2,100
                                             ---------        --------
                         TOTAL INVESTMENTS-      99.8%         49,255
       Cash and Receivables, less payables-       0.2%             92
                                             ---------        --------
                                NET ASSETS-     100.0%        $49,347
                                             =========        ========

* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                  Market
           Name of Issuer                    Shares               Value
                                                                 (000's)
COMMON STOCK

Aerospace & Defense - 1.0%
 EDO Corp.  . . . . . . . . . . . .          49,900             $  1,422

Air Freight & Couriers - 0.8%
 United Technologies Worldwide, Inc.         56,100                1,109

Airlines - 0.4%
 Midwest Express Holdings, Inc. * .          38,400                  507

Auto Components - 0.5%
 Modine Manufacturing Co. . . . . .          28,500                  701

Banks - 7.4%
 Community First Bankshares, Inc. .          82,800                2,160
 East West Bancorp, Inc. *  . . . .          49,100                1,695
 First Republic Bank *  . . . . . .          68,400                1,881
 Silicon Valley Bancshares *  . . .          78,400                2,067
 Texas Regional Bancshares, Inc.  .          57,000                2,773
                                                                --------
                                                                  10,576

Building Products - 0.7%
 Ameron International Corp. . . . .          14,300                1,033

Chemicals - 2.2%
 Airgas, Inc. * . . . . . . . . . .          99,900                1,728
 Arch Chemicals, Inc. . . . . . . .          57,000                1,408
                                                                --------
                                                                   3,136

Commercial Services & Supplies - 4.3%
 Casella Waste Systems, Inc. Cl. A *        114,500                1,375
 G & K Services, Inc. - Cl. A . . .          42,100                1,442
 Ishares Russell  . . . . . . . . .           9,000                1,223
 McGrath Rent Corp. . . . . . . . .          20,500                  531
 MPS Group, Inc. *  . . . . . . . .         128,500                1,092
 Waste Connections, Inc. *  . . . .          13,600                  425
                                                                --------
                                                                   6,088

Communications Equipment - 0.7%
 Cable Design Technologies Corp. *           97,800                1,002

Construction & Engineering - 1.3%
 Insituform Technologies, Inc. - Cl.
  A * . . . . . . . . . . . . . . .          89,300                1,891

Construction Materials - 0.8%
 Florida Rock Industries, Inc.  . .          30,000                1,074

Containers & Packaging - 1.8%
 AptarGroup, Inc. . . . . . . . . .          51,400                1,581
 Myers Industries, Inc. . . . . . .          56,900                  975
                                                                --------
                                                                   2,556

Distributors - 0.9%
 CSS Industires, Inc. * . . . . . .          35,300                1,253

Diversified Financials - 5.0%
 Allied Capital Corp. . . . . . . .          89,900                2,036
 American Capital Strategies, Ltd.           27,000                  742
 First Financial Fund, Inc. * . . .         107,200                1,651
 Gladstone Capital Corp.  . . . . .          23,000                  415
 Triad Guaranty, Inc. * . . . . . .          52,200                2,272
                                                                --------
                                                                   7,116

Electric Utilities - 2.7%
 Black Hills Corp.  . . . . . . . .          42,700                1,478
 Cleco Corp.  . . . . . . . . . . .          64,100                1,403
 Otter Tail Power Co. . . . . . . .          32,800                1,034
                                                                --------
                                                                   3,915

Electrical Equipment - 1.5%
 C&D Technologies, Inc. . . . . . .          48,800                  880
 Littelfuse, Inc. * . . . . . . . .          54,100                1,251
                                                                --------
                                                                   2,131

Electronic Equipment & Instruments - 5.2%
 Analogic Corp. . . . . . . . . . .          34,800                1,711
 Electro Rent Corp. * . . . . . . .         123,500                1,604
 Franklin Electric Co., Inc.  . . .          37,100                1,746
 Methode Electronics, Inc. - Cl. A           50,000                  639
 Woodward Governor Co.  . . . . . .          30,000                1,774
                                                                --------
                                                                   7,474

Energy Equipment & Services - 4.5%
 Atwood Oceanics, Inc. *  . . . . .          28,500                1,069
 Carbo Ceramics, Inc. . . . . . . .          34,300                1,267
 Layne Christensen Co. *  . . . . .          37,600                  348
 Lone Star Technologies, Inc. * . .          34,300                  786
 Newpark Resources, Inc. *  . . . .          53,500                  393
 Tetra Technologies, Inc. * . . . .          54,100                1,436
 West Hampshire Energy Services,
  Inc. *  . . . . . . . . . . . . .          49,900                1,106
                                                                --------
                                                                   6,405

Food & Drug Retailing - 0.8%
 Casey's General Stores, Inc. . . .          99,900                1,203

Food Products - 1.0%
 American Italian Pasta Co. * . . .          29,100                1,484

Health Care Equipment & Supplies - 0.9%
 Landauer, Inc  . . . . . . . . . .          26,500                1,029
 Sola International, Inc. * . . . .          25,000                  287
                                                                --------
                                                                   1,316

Health Care Providers & Services - 1.4%
 Owens & Minor, Inc.  . . . . . . .          99,900                1,974

Hotels Restaurants & Leisure - 3.7%
 Rare Hospitality International,
  Inc. *  . . . . . . . . . . . . .          85,600                2,304
 Ruby Tuesday, Inc. . . . . . . . .         153,900                2,986
                                                               ---------
                                                                   5,290

Household Durables - 1.9%
 Skyline Corp.  . . . . . . . . . .          42,700                1,409
 Stanley Furniture Co., Inc. *  . .          49,100                1,314
                                                               ---------
                                                                   2,723

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                  Market
           Name of Issuer                    Shares               Value
                                                                 (000's)
COMMON STOCK - CONTINUED

Household Products - 1.5%
 Mathews International Corp. *  . .          91,200             $  2,130

Insurance - 5.0%
 Brown & Brown, Inc.  . . . . . . .          97,200                3,062
 Markel Corp. * . . . . . . . . . .           7,100                1,398
 Ohio Casualty Corp.  . . . . . . .          35,700                  746
 Presidential Life Corp.  . . . . .          21,400                  434
 Proassurance Corp. * . . . . . . .          85,500                1,505
                                                               ----------
                                                                   7,145

Internet Software & Services - 0.8%
 Netegrity, Inc. *  . . . . . . . .          82,000                  505
 Packeteer, Inc. *  . . . . . . . .         112,900                  499
 Stellent, Inc. * . . . . . . . . .          28,000                  126
                                                               ----------
                                                                   1,130

Leisure Equipment & Products - 1.2%
 SCP Pool Corp. * . . . . . . . . .          64,250                1,784

Machinery - 2.7%
 IDEX Corp. . . . . . . . . . . . .          35,600                1,193
 Nordson Corp.  . . . . . . . . . .          42,800                1,055
 Thomas Industries, Inc.  . . . . .          57,300                1,650
                                                               ----------
                                                                   3,898

Media - 2.3%
 Paxson Communications Corp. *  . .          70,100                  386
 Saga Communications, Inc. - Cl. A *         98,125                2,208
 Sinclair Broadcast Group, Inc. * .          42,700                  616
                                                               ----------
                                                                   3,210

Metals & Mining - 2.7%
 Carpenter Technology Corp. * . . .          35,600                1,026
 Gibraltar Steel Corp.  . . . . . .          57,000                1,265
 Penn Virginia Corp.  . . . . . . .          39,600                1,543
                                                               ----------
                                                                   3,834

Multi-Utilities - 0.8%
 Vectren Corp. *  . . . . . . . . .          45,600                1,145

Multiline Retail - 3.8%
 Freds, Inc.  . . . . . . . . . . .          90,000                3,310
 Stein Mart, Inc. * . . . . . . . .         172,700                2,050
                                                               ----------
                                                                   5,360

Oil & Gas - 3.0%
 Forest Oil Corp. * . . . . . . . .          48,000                1,365
 XTO Energy, Inc. . . . . . . . . .         140,000                2,884
                                                               ----------
                                                                   4,249

Paper & Forest Products - 2.0%
 Deltic Timber Corp.  . . . . . . .          42,100                1,452
 Wausau-Mosinee Paper Corp. . . . .         114,200                1,376
                                                               ----------
                                                                   2,828

Pharmaceuticals - 1.5%
 Bone Care International, Inc. *  .          80,600                  472
 Diversa Corp. *  . . . . . . . . .          71,500                  711
 Guilford Pharmaceuticals, Inc. * .         121,300                  915
                                                               ----------
                                                                   2,098

Real Estate Development - 1.2%
 Kilroy Realty Corp.  . . . . . . .          64,200                1,717

Real Estate Investment Trust - 5.9%
 Bedford Property Investors, Inc. .          42,800                1,160
 Glenborough Realty Trust, Inc. . .          75,500                1,789
 Innkeepers USA Trust . . . . . . .          83,400                  799
 JP Realty, Inc.  . . . . . . . . .          17,000                  453
 LaSalle Hotel Properties . . . . .          55,200                  869
 Sun Communities, Inc.  . . . . . .          50,000                2,088
 Washington Real Estate Investment
  Trust . . . . . . . . . . . . . .          42,100                1,217
                                                               ----------
                                                                   8,375

Road & Rail - 2.1%
 Hub Group Inc. * . . . . . . . . .          27,000                  250
 Landstar Systems, Inc. * . . . . .          25,700                2,746
                                                               ----------
                                                                   2,996

Semiconductor Equipment & Products - 1.9%
 Atmi, Inc. * . . . . . . . . . . .          42,900                  960
 Mykrolis Corp. * . . . . . . . . .          85,600                1,011
 Pixelworks, Inc. * . . . . . . . .          85,600                  718
                                                               ----------
                                                                   2,689

Software - 1.6%
 Progress Software Corp. *  . . . .          76,500                1,129
 SPSS, Inc. . . . . . . . . . . . .          71,200                1,106
                                                               ----------
                                                                   2,235

Specialty Retail - 4.7%
 Aaron Rents, Inc.  . . . . . . . .          70,000                1,676
 Aaron Rents, Inc. Cl. A  . . . . .           7,500                  169
 Hancock Fabrics, Inc.  . . . . . .          64,200                1,193
 Haverty Furniture Co., Inc.  . . .         114,200                2,255
 TBC Corp. *  . . . . . . . . . . .          89,900                1,428
                                                               ----------
                                                                   6,721

Textiles & Apparel - 1.7%
 Culp, Inc. * . . . . . . . . . . .          47,100                  759
 Unifi, Inc. *  . . . . . . . . . .         147,500                1,608
                                                               ----------
                                                                   2,367
                                                               ----------
                 TOTAL COMMON STOCK-           97.8%             139,290

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

                                                                  Market
           Name of Issuer                    Shares               Value
                                                                 (000's)
SHORT-TERM INVESTMENTS - 1.6%

 Investment in joint trading account
   (Note B)
 1.885% due 07/01/02  . . . . . . .        $  2,313             $  2,313
                                          ---------             --------
                  TOTAL INVESTMENTS-           99.4%             141,603
Cash and Receivables, less payables-            0.6%                 776
                                          ---------             --------
                         NET ASSETS-          100.0%            $142,379
                                          =========             ========

* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND

                                                                Market
             Name of Issuer                 Shares              Value
                                                               (000's)
COMMON STOCK

Real Estate Development - 6.7%
 Catellus Development Corp. *  . . . . .   119,100            $  2,432
 Colonial Property Trust . . . . . . . .    12,600                 491
 Hilton Hotels Corp. * . . . . . . . . .   186,400               2,591
 Kilroy Realty Corp. . . . . . . . . . .    52,300               1,399
 Rouse Co. . . . . . . . . . . . . . . .   112,700               3,719
 The Macerich Co.  . . . . . . . . . . .    90,200               2,797
                                                              --------
                                                                13,429

Real Estate Investment Trust - 81.3%
 Alexandria Real Estate  . . . . . . . .    29,000               1,431
 AMLI Residential Properties Trust . . .    29,800                 775
 Apartment Investment & Management Co.      85,600               4,212
 Archstone Communities Trust . . . . . .   254,410               6,793
 Arden Realty Group, Inc.  . . . . . . .   188,100               5,351
 Avalonbay Communities, Inc. . . . . . .   181,645               8,483
 Boston Properties, Inc. . . . . . . . .   160,750               6,422
 BRE Properties, Inc.  . . . . . . . . .    43,500               1,353
 Brookfield Properties Corporation . . .   308,900               6,209
 Camden Property Trust . . . . . . . . .    62,000               2,296
 Capital Automotive  . . . . . . . . . .     4,300                 103
 CarrAmerica Realty Corp.  . . . . . . .   125,000               3,856
 CBL & Associates Properties, Inc. . . .    37,100               1,503
 Centerpoint Properties Corp.  . . . . .    12,550                 728
 Chateau Communities, Inc. . . . . . . .    75,050               2,297
 Chelsea Property Group, Inc.  . . . . .     1,000                  33
 Cousins Properties, Inc.  . . . . . . .    48,600               1,203
 Crescent Real Estate Equities, Inc. . .     4,800                  90
 Duke Realty Investments, Inc. . . . . .    82,139               2,378
 Equity Office Properties Trust *  . . .   501,043              15,081
 Equity Residential Properties Trust * .   298,600               8,585
 Essex Property Trust, Inc.  . . . . . .    51,900               2,839
 Federal Realty Investment Trust . . . .   143,700               3,982
 FelCor Lodging Trust, Inc.  . . . . . .    57,000               1,046
 Frontline Capital Group * . . . . . . .   121,500                   1
 General Growth Properties . . . . . . .   116,000               5,916
 Great Lakes, Inc. . . . . . . . . . . .       400                   8
 Health Care Property Investments, Inc.      4,900                 210
 Home Properties of New York, Inc. . . .    18,300                 694
 Hospitality Properties Trust  . . . . .    21,600                 788
 Host Marriott Corp. * . . . . . . . . .   514,600               5,815
 Innkeepers USA Trust  . . . . . . . . .    61,100                 585
 Kimco Realty Corp.  . . . . . . . . . .    29,600                 990
 Koger Equity, Inc. *  . . . . . . . . .     6,000                 116
 Liberty Property Trust  . . . . . . . .    81,200               2,842
 Mack-Cali Realty Corp. *  . . . . . . .    46,700               1,641
 Manufactured Home Communities, Inc. . .    67,500               2,369
 MeriStar Hospitality Corp.  . . . . . .    47,450                 724
 PAN Pacific Retail Properties, Inc. . .    47,700               1,630
 Post Properties, Inc. . . . . . . . . .    42,500               1,282
 Prentiss Properties Trust . . . . . . .    51,350               1,630
 Prime Group Realty Trust  . . . . . . .    19,500                 127
 Prologis Trust  . . . . . . . . . . . .   275,100               7,153
 Public Storage, Inc.  . . . . . . . . .   239,400               8,882
 Reckson Associates Realty Corp. . . . .    37,800                 941
 Regency Centers Corp. . . . . . . . . .    55,350               1,641
 Shurgard Storage Centers, Inc.  . . . .    55,600               1,929
 Simon Property Group, Inc.  . . . . . .   356,300              13,126
 SL Green Realty Corp. . . . . . . . . .    77,800               2,774
 Summit Properties, Inc. . . . . . . . .    21,900                 511
 Sun Communities, Inc. . . . . . . . . .    15,600                 651
 Taubman Centers, Inc. . . . . . . . . .    35,000                 534
 Trizec Properties, Inc. * . . . . . . .   130,400               2,199
 U.S. Restaurant Properties, Inc.  . . .     1,000                  17
 Vornado Realty Trust  . . . . . . . . .   141,000               6,514
 Washington Real Estate Investment Trust    19,600                 566
 Weingarten Realty Investors . . . . . .    60,750               2,151
                                                              --------
                                                               164,006

Real Estate Operations - 9.4%
 AMB Property Corp.  . . . . . . . . . .   186,800               5,791
 Forest City Enterprises, Inc. . . . . .    12,900                 448
 Realty Income Corp. . . . . . . . . . .    40,200               1,483
 Starwood Hotels & Resorts Worldwide,
  Inc. * . . . . . . . . . . . . . . . .   332,900              10,949
 Wyndham International, Inc. . . . . . .   179,800                 209
                                                              --------
                                                                18,881
                                                              --------
                      TOTAL COMMON STOCK-     97.4%            196,316
                                             Par
                                            Value
                                           (000's)
SHORT-TERM INVESTMENTS - 2.3%

 Investment in joint trading account
  (Note B) . . . . . . . . . . . . . . .
  1.885% due 07/01/02  . . . . . . . . .     4,707               4,707
                                           -------            --------
                       TOTAL INVESTMENTS-     99.7%            201,023
     Cash and Receivables, less payables-      0.3%                589
                                           -------            --------
                              NET ASSETS-    100.0%           $201,612
                                           =======            ========

* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                 Market
           Name of Issuer                 Shares                 Value
                                                                (000's)
COMMON STOCK

Aerospace & Defense - 3.2%
 Boeing Co. *  . . . . . . . . . . .      247,800              $  11,151
 General Electric Co. *  . . . . . .    1,306,100                 37,942
 Lockheed Martin Corp. * . . . . . .       73,900                  5,136
 Northrop Grumman Corp. *  . . . . .       92,135                 11,517
 Precision Castparts Corp. . . . . .       47,500                  1,568
                                                              -----------
                                                                  67,314

Airlines - 0.2%
 Continental Airlines, Inc. - Cl. B *      84,900                  1,340
 Delta Air Lines, Inc. * . . . . . .       50,500                  1,010
 Southwest Airlines Co. *  . . . . .      134,000                  2,165
                                                              -----------
                                                                   4,515

Auto Components - 1.1%
 Ingersoll-Rand Co. CL A * . . . . .      143,200                  6,539
 Johnson Controls, Inc. *  . . . . .       22,600                  1,844
 Lear Corp. *  . . . . . . . . . . .      249,600                 11,544
 Magna International, Inc. Cl. A . .       40,000                  2,754
                                                              -----------
                                                                  22,681

Automobiles - 0.9%
 General Motors Corp. *  . . . . . .      302,200                 16,153
 Harley-Davidson, Inc. * . . . . . .       56,900                  2,917
                                                              -----------
                                                                  19,070

Banks - 7.9%
 Bank of America Corp. * . . . . . .      624,300                 43,926
 Bank of New York Co., Inc. *  . . .       92,650                  3,127
 Charter One Financial, Inc. * . . .      372,100                 12,793
 Fifth Third Bancorp * . . . . . . .       58,000                  3,866
 First Tennessee National Corp.  . .       47,400                  1,815
 JP Morgan Chase & Co. . . . . . . .      555,700                 18,849
 M & T Bank Corp. *  . . . . . . . .       88,600                  7,598
 National Commerce Financial Corp. .       50,600                  1,331
 North Fork Bancorporation, Inc. * .       64,000                  2,548
 TCF Financial Corp. . . . . . . . .      233,200                 11,450
 Union Planters Corp. *  . . . . . .       67,350                  2,180
 US Bancorp *  . . . . . . . . . . .      798,700                 18,650
 Washington Mutual, Inc. * . . . . .      232,500                  8,628
 Wells Fargo & Co. * . . . . . . . .      616,000                 30,837
                                                              -----------
                                                                 167,598

Beverages - 2.8%
 Anheuser-Busch Cos., Inc. * . . . .      304,700                 15,235
 Coca-Cola Co. * . . . . . . . . . .      191,700                 10,735
 Pepsi Bottling Group, Inc. *  . . .      378,800                 11,667
 PepsiCo, Inc. * . . . . . . . . . .      426,200                 20,543
                                                              -----------
                                                                  58,180

Biotechnology - 0.5%
 Amgen, Inc. * . . . . . . . . . . .      173,025                  7,246
 Idec Pharmaceuticals Corp. *  . . .       22,900                    812
 Invitrogen Corp. *  . . . . . . . .       35,424                  1,134
 MedImmune, Inc. * . . . . . . . . .       82,150                  2,169
                                                              -----------
                                                                  11,361

Chemicals - 3.5%
 Air Products & Chemicals, Inc. *  .      394,600                 19,915
 Dow Chemical Co. *  . . . . . . . .      731,400                 25,146
 Eastman Chemical Co. *  . . . . . .      137,100                  6,430
 Praxair, Inc. * . . . . . . . . . .      355,400                 20,247
 Solutia, Inc. . . . . . . . . . . .      238,500                  1,674
                                                              -----------
                                                                  73,412

Commercial Services & Supplies - 3.2%
 Automatic Data Processing, Inc. * .       80,500                  3,506
 Avery Dennison Corp. *  . . . . . .      205,100                 12,870
 Concord EFS, Inc. * . . . . . . . .      200,000                  6,028
 First Data Corp. *  . . . . . . . .      662,100                 24,630
 Honeywell International, Inc. * . .      405,200                 14,275
 Pitney Bowes, Inc. *  . . . . . . .       54,600                  2,169
 The BISYS Group, Inc. * . . . . . .      150,000                  4,995
                                                              -----------
                                                                  68,473

Communications Equipment - 1.8%
 Brocade Communications Systems,
  Inc.*. . . . . . . . . . . . . . .      180,000                  3,146
 Cisco Systems, Inc. * . . . . . . .    1,517,400                 21,168
 Qualcomm, Inc. *  . . . . . . . . .       70,700                  1,944
 Scientific-Atlanta, Inc. *  . . . .      700,200                 11,518
                                                              -----------
                                                                  37,776

Computers & Peripherals - 1.9%
 Apple Computer, Inc. *  . . . . . .      126,500                  2,242
 Dell Computer Corp. * . . . . . . .      571,400                 14,936
 EMC Corp. * . . . . . . . . . . . .      802,500                  6,059
 International Business Machines
  Corp.* . . . . . . . . . . . . . .      166,000                 11,952
 Network Appliance, Inc. * . . . . .      331,000                  4,118
                                                              -----------
                                                                  39,307

Containers & Packaging - 0.0%
 Ball Corp. *  . . . . . . . . . . .       21,000                    871
Credit Card - 0.8%
 MBNA Corp. *  . . . . . . . . . . .      507,000                 16,767
Diversified Financials - 5.2%
 American Express Co. *  . . . . . .      200,000                  7,264
 Citigroup, Inc. * . . . . . . . . .    1,401,478                 54,307
 Goldman Sachs Group, Inc. . . . . .      123,875                  9,086
 Household International, Inc. * . .       56,200                  2,793
 Merrill Lynch & Co., Inc. * . . . .      370,700                 15,014
 NiSource, Inc. *  . . . . . . . . .      520,300                 11,358
 Prudential Financial, Inc. *  . . .      309,100                 10,312
                                                              -----------
                                                                 110,134

Diversified Telecommunication Services - 2.0%
 BellSouth Corp. * . . . . . . . . .      512,000                 16,128

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                    Market
           Name of Issuer                      Shares               Value
                                                                   (000's)
COMMON STOCK - Continued

Diversified Telecommunication Services - Continued
 CenturyTel, Inc. *  . . . . . . . . . .       56,900             $   1,678
 Verizon Communications *  . . . . . . .      619,400                24,869
                                                                  ---------
                                                                     42,675

Electric Utilities - 2.4%
 Constellation Energy Group *  . . . . .       96,600                 2,834
 Dominion Resources, Inc. *  . . . . . .      282,100                18,675
 Entergy Corp. * . . . . . . . . . . . .      272,400                11,561
 Mirant Corp. *  . . . . . . . . . . . .      815,000                 5,949
 Progress Energy, Inc. * . . . . . . . .      100,000                 5,201
 TXU Corp. * . . . . . . . . . . . . . .      120,000                 6,186
                                                                  ---------
                                                                     50,406

Electrical Equipment - 1.0%
 United Technologies Corp. * . . . . . .      301,200                20,452

Electronic Equipment & Instruments - 0.4%
 Agilent Technologies, Inc. *  . . . . .      233,000                 5,511
 Celestica, Inc. * . . . . . . . . . . .       72,319                 1,642
 Diebold, Inc. . . . . . . . . . . . . .       47,700                 1,776
                                                                  ---------
                                                                      8,929

Energy Equipment & Services - 0.8%
 Baker Hughes, Inc. *  . . . . . . . . .      188,800                 6,285
 Global Santa Fe Corp. . . . . . . . . .       62,400                 1,707
 Halliburton Co. * . . . . . . . . . . .      347,000                 5,531
 Noble Corp. * . . . . . . . . . . . . .       49,400                 1,907
 Rowan Cos., Inc. *  . . . . . . . . . .       72,300                 1,551
                                                                  ---------
                                                                     16,981

Finance - 0.6%
 Morgan Stanley, Dean Witter,
  Discover & Co. * . . . . . . . . . . .      297,100                12,799

Food & Drug Retailing - 1.0%
 Kraft Foods, Inc. - Cl. A . . . . . . .      440,100                18,022
 Walgreen Co. *  . . . . . . . . . . . .       30,200                 1,167
 Williams-Sonoma, Inc. * . . . . . . . .       38,400                 1,177
                                                                  ---------
                                                                     20,366

Food Products - 1.5%
 ConAgra, Inc. * . . . . . . . . . . . .       85,800                 2,373
 Kellogg Co. * . . . . . . . . . . . . .      332,300                11,916
 Unilever NV - NY Shares * . . . . . . .      259,150                16,793
                                                                  ---------
                                                                     31,082

Gas Utilities - 0.4%
 El Paso Corp. . . . . . . . . . . . . .      183,400                 3,780
 Potomac Electric Power Co.  . . . . . .      122,100                 2,622
 Sempra Energy * . . . . . . . . . . . .      114,500                 2,534
                                                                  ---------
                                                                      8,936

Health Care Equipment & Supplies - 1.4%
 Baxter International, Inc. *  . . . . .      258,200                11,477
 Medtronic, Inc. * . . . . . . . . . . .      103,041                 4,415
 St. Jude Medical, Inc. *  . . . . . . .      180,300                13,315
                                                                  ---------
                                                                     29,207

Health Care Providers & Services - 5.1%
 Anthem, Inc. *  . . . . . . . . . . . .      157,800                10,648
 Cardinal Health, Inc. * . . . . . . . .       30,800                 1,891
 DaVita, Inc. *  . . . . . . . . . . . .      375,100                 8,927
 HCA-The Healthcare Corp. *  . . . . . .      592,600                28,149
 Health Management Assoc., Inc. -
     Cl. A * . . . . . . . . . . . . . .      106,000                 2,136
 Laboratory Corporation of America
  Holdings * . . . . . . . . . . . . . .       80,800                 3,689
 Lincare Holdings, Inc. *  . . . . . . .      133,100                 4,299
 McKesson HBOC, Inc. * . . . . . . . . .       26,600                   870
 Tenet Healthcare Corp. *  . . . . . . .      264,400                18,918
 Trigon Healthcare, Inc. * . . . . . . .      165,000                16,596
 UnitedHealth Group, Inc. *  . . . . . .       56,100                 5,136
 Universal Health Services, Inc. -
     Cl. B * . . . . . . . . . . . . . .       60,200                 2,950
 Wellpoint Health Networks, Inc. * . . .       41,440                 3,224
                                                                  ---------
                                                                    107,433

Hotels Restaurants & Leisure - 0.5%
 Darden Restaurants, Inc. *  . . . . . .       65,000                 1,605
 Hilton Hotels Corp. * . . . . . . . . .      114,100                 1,586
 International Game Technology * . . . .       49,800                 2,824
 Starbucks Corp. * . . . . . . . . . . .      146,600                 3,643
 Yum Brands, Inc. *  . . . . . . . . . .       59,800                 1,749
                                                                  ---------
                                                                     11,407

Household Durables - 0.2%
 Black & Decker Corp. *  . . . . . . . .       82,400                 3,972
Household Products - 1.6%
 Colgate-Palmolive Co. * . . . . . . . .       72,600                 3,634
 Procter & Gamble Co. *  . . . . . . . .      336,600                30,058
                                                                  ---------
                                                                     33,692

Industrial Conglomerates - 0.2%
 Textron, Inc. * . . . . . . . . . . . .       98,200                 4,606
Insurance - 6.2%
 AFLAC, Inc. * . . . . . . . . . . . . .       40,000                 1,280
 American International Group, Inc. *. .      665,791                45,427
 Hartford Financial Services Group,
  Inc. * . . . . . . . . . . . . . . . .      425,450                25,301
 Lincoln National Corp. *  . . . . . . .      208,800                 8,770
 Metlife, Inc. * . . . . . . . . . . . .      637,600                18,363
 Protective Life Corp. . . . . . . . . .        3,600                   119
 Radian Group, Inc.  . . . . . . . . . .      213,000                10,405
 The PMI Group, Inc. . . . . . . . . . .      256,800                 9,810
 Torchmark, Inc. * . . . . . . . . . . .       65,400                 2,498
 Travelers Property Casualty Corp.
     Cl. A * . . . . . . . . . . . . . .      163,300                  2,890

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                 Market
           Name of Issuer                 Shares                 Value
                                                                (000's)
COMMON STOCK - CONTINUED

Insurance - Continued
 XL Capital, Ltd. - Cl. A *  . . . .       80,400             $    6,810
                                                              -----------
                                                                 131,673

IT Consulting & Services - 0.1%
 KPMG Consulting, Inc. * . . . . . .      171,100                  2,543

Machinery - 0.8%
 Danaher Corp. * . . . . . . . . . .      200,850                 13,326
 Illinois Tool Works, Inc. * . . . .       60,000                  4,098
                                                              -----------
                                                                  17,424

Media - 2.2%
 Clear Channel Communications, Inc. *     253,900                  8,130
 EchoStar Communications Corp. -
     Cl. A * . . . . . . . . . . . .      160,400                  2,977
 Fox Entertainment Group, Inc. -
     Cl. A * . . . . . . . . . . . .      124,900                  2,717
 Liberty Media Corp. - Ser. A *  . .      362,600                  3,626
 The Walt Disney Co. * . . . . . . .      323,400                  6,112
 Viacom, Inc. - Cl. B *  . . . . . .      540,400                 23,977
                                                              -----------
                                                                  47,539

Metals & Mining - 0.3%
 AK Steel Corp.  . . . . . . . . . .      178,000                  2,280
 Alcoa, Inc. * . . . . . . . . . . .      153,600                  5,092
                                                              -----------
                                                                   7,372

Multiline Retail - 4.5%
 Family Dollar Stores, Inc. *  . . .      159,100                  5,608
 J.C. Penney Co., Inc. * . . . . . .      428,000                  9,425
 Kohl's Corp. *  . . . . . . . . . .      382,700                 26,820
 Ross Stores, Inc. . . . . . . . . .       26,900                  1,096
 Target Corp. *  . . . . . . . . . .      342,950                 13,066
 Wal-Mart Stores, Inc. * . . . . . .      698,099                 38,402
                                                              -----------
                                                                  94,417

Oil & Gas - 6.5%
 BJ Services Co. * . . . . . . . . .       71,200                  2,412
 BP Amoco plc - ADR  . . . . . . . .      294,800                 14,884
 ChevronTexaco Corp. * . . . . . . .      221,600                 19,612
 Devon Energy Corp. *  . . . . . . .       70,000                  3,450
 EOG Resources, Inc. * . . . . . . .       69,300                  2,751
 Exxon Mobil Corp. * . . . . . . . .    1,551,112                 63,472
 Phillips Petroleum Co. *  . . . . .       27,400                  1,613
 Royal Dutch Petroleum Co. - NY
  Shares * . . . . . . . . . . . . .      544,900                 30,117
                                                              -----------
                                                                 138,311

Paper & Forest Products - 0.3%
 Georgia-Pacific Corp. * . . . . . .      231,100                  5,680

Personal Products - 0.4%
 Avon Products, Inc. * . . . . . . .      167,300                  8,740

Pharmaceuticals - 8.7%
 Abbott Laboratories * . . . . . . .      421,200                 15,858
 Allergan, Inc. *  . . . . . . . . .       41,337                  2,759
 Andrx Corp. * . . . . . . . . . . .       37,700                  1,017
 Barr Laboratories, Inc. * . . . . .       39,900                  2,535
 Eli Lilly & Co. * . . . . . . . . .      193,800                 10,930
 Enzon, Inc. * . . . . . . . . . . .       63,200                  1,555
 Johnson & Johnson * . . . . . . . .      696,150                 36,381
 King Pharmaceuticals, Inc. *  . . .      390,883                  8,697
 Merck & Co., Inc. * . . . . . . . .       55,800                  2,826
 Pfizer, Inc. *  . . . . . . . . . .    1,670,428                 58,465
 Pharmacia Corp. * . . . . . . . . .      558,100                 20,901
 Wyeth * . . . . . . . . . . . . . .      433,950                 22,218
                                                              -----------
                                                                 184,142

Road & Rail - 0.2%
 Burlington Northern Santa Fe Corp. *      90,900                  2,727
 Norfolk Southern Corp. *  . . . . .       62,900                  1,471
                                                              -----------
                                                                   4,198

Semiconductor Equipment & Products - 4.1%
 Analog Devices, Inc. *  . . . . . .      164,000                  4,871
 Applied Materials, Inc. * . . . . .      751,100                 14,286
 Applied Micro Circuits Corp. *  . .      572,600                  2,708
 Broadcom Corp. - Cl. A *  . . . . .       78,250                  1,372
 Cymer, Inc. * . . . . . . . . . . .       31,100                  1,090
 Integrated Device Technology, Inc. *      76,600                  1,390
 Intel Corp. * . . . . . . . . . . .    1,708,850                 31,221
 KLA-Tencor Corp. *  . . . . . . . .       59,863                  2,633
 Linear Technology Corp. * . . . . .      215,600                  6,776
 Marvell Technology Group, Ltd. *  .      112,100                  2,230
 Maxim Integrated Products, Inc. * .       67,900                  2,603
 Micron Technology, Inc. * . . . . .       87,300                  1,765
 Novellus Systems, Inc. *  . . . . .      117,500                  3,995
 QLogic Corp. *  . . . . . . . . . .       67,300                  2,564
 Teradyne, Inc. *  . . . . . . . . .      135,100                  3,175
 Texas Instruments, Inc. * . . . . .      203,300                  4,818
                                                              -----------
                                                                  87,497

Software - 5.1%
 BEA Systems, Inc. * . . . . . . . .      353,300                  3,360
 BMC Software, Inc. *  . . . . . . .      928,800                 15,418
 Electronic Arts, Inc. * . . . . . .       86,200                  5,693
 Intuit, Inc. *  . . . . . . . . . .      186,600                  9,278
 Microsoft Corp. * . . . . . . . . .      998,600                 54,623
 Network Associates, Inc. *  . . . .      549,300                 10,585
 Oracle Corp. *  . . . . . . . . . .      250,700                  2,374
 Peoplesoft, Inc. *  . . . . . . . .       49,125                    731
 Veritas Software Corp. *  . . . . .      254,700                  5,041
                                                              -----------
                                                                 107,103

Specialty Retail - 4.2%
 AutoZone, Inc. *  . . . . . . . . .       32,700                  2,528
 Bed Bath & Beyond, Inc. * . . . . .      302,900                 11,431
 Foot Locker, Inc. * . . . . . . . .      221,200                  3,196
 Home Depot, Inc. *  . . . . . . . .      531,406                 19,519

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                     Market
           Name of Issuer                     Shares                 Value
                                                                    (000's)
COMMON STOCK - CONTINUED

Specialty Retail - Continued
 Lowe's Cos., Inc. * . . . . . . . . . .      615,600             $   27,948
 Office Depot, Inc. *  . . . . . . . . .      156,200                  2,624
 RadioShack Corp. *  . . . . . . . . . .      200,000                  6,012
 Staples, Inc. * . . . . . . . . . . . .       44,800                    883
 TJX Cos., Inc. *  . . . . . . . . . . .      735,200                 14,417
                                                                  ----------
                                                                      88,558

Tobacco - 1.9%
 Philip Morris Cos., Inc. *  . . . . . .      890,800                 38,910
 UST, Inc. * . . . . . . . . . . . . . .        7,500                    255
                                                                  ----------
                                                                      39,165

U.S. Government Agencies - 1.6%
 Federal Home Loan Mortgage Corp. *. . .       51,800                  3,170
 Federal National Mortgage Assoc. *. . .      425,450                 31,377
                                                                  ----------
                                                                      34,547
                                                                  ----------
                  TOTAL COMMON STOCK-            99.2%             2,099,311
                                               Par
                                              Value
                                             (000's)
SHORT-TERM INVESTMENTS - 0.3%
 Investment in joint trading account
  (Note B)
  1.885% due 07/01/02  . . . . . . . . .     $  7,319                  7,319
                                             --------             ----------
                   TOTAL INVESTMENTS-            99.5%             2,106,630
 Cash and Receivables, less payables-             0.5%                11,022
                                             --------             ----------
                          NET ASSETS-           100.0%            $2,117,652
                                             ========             ==========

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                                         Market
     Name of Issuer                                     Shares           Value
                                                                         (000's)

COMMON STOCK

Aerospace & Defense - 0.3%
 Boeing Co. (US) . . . . . . . . . . . . . . . . . .    136,500          $ 6,142

Airlines - 0.1%
 Continental Airlines,
  Inc. - Cl. B (US)  . . . . . . . . . . . . . . . .    196,900            3,107

Auto Components - 0.9%
 B.F. Goodrich Co. (US)  . . . . . . . . . . . . . .    111,800            3,054
 Ingersoll-Rand Co. Cl. A (US) . . . . . . . . . . .    240,600           10,986
 Lear Corp. (US) . . . . . . . . . . . . . . . . . .    119,000            5,504
                                                                         -------
                                                                          19,544
Automobiles - 0.4%
 General Motors Corp. (US) . . . . . . . . . . . . .    154,200            8,242
 General Motors Corp. - Cl. H (US) . . . . . . . . .    182,300            1,896
                                                                         -------
                                                                          10,138
Banks - 4.4%
 Bank of America Corp. (US)  . . . . . . . . . . . .    321,200           22,600
 Bank One Corp. (US) . . . . . . . . . . . . . . . .    211,000            8,119
 Charter One Financial, Inc. (US)  . . . . . . . . .    172,000            5,913
 JP Morgan Chase & Co. (US)  . . . . . . . . . . . .    596,700           20,240
 PNC Bank Corp. (US) . . . . . . . . . . . . . . . .     47,800            2,499
 TCF Financial Corp. (US)  . . . . . . . . . . . . .    104,400            5,126
 US Bancorp (US) . . . . . . . . . . . . . . . . . .    305,500            7,134
 Washington Mutual, Inc. (US)  . . . . . . . . . . .    345,600           12,825
 Wells Fargo & Co. (US)  . . . . . . . . . . . . . .    285,000           14,267
                                                                         -------
                                                                          98,723
Beverages - 1.2%
 Anheuser-Busch Cos., Inc.(US) . . . . . . . . . . .    218,900           10,945
 Coca-Cola Co. (US)  . . . . . . . . . . . . . . . .     65,600            3,674
 PepsiCo, Inc. (US)  . . . . . . . . . . . . . . . .    244,400           11,780
                                                                         -------
                                                                          26,399
Chemicals - 2.0%
 Air Products &
  Chemicals, Inc. (US) . . . . . . . . . . . . . . .    215,100           10,856
 Dow Chemical Co. (US) . . . . . . . . . . . . . . .    488,300           16,788
 E.I. du Pont de Nemours & Co. (US)  . . . . . . . .     38,600            1,714
 Eastman Chemical Co. (US) . . . . . . . . . . . . .     70,900            3,325
 NOVA Chemicals Corp. (US) . . . . . . . . . . . . .     46,000            1,037
 Praxair, Inc. (US)  . . . . . . . . . . . . . . . .    193,800           11,041
                                                                       ---------
                                                                          44,761
Commercial Services & Supplies - 1.6%
 Avery Dennison Corp. (US) . . . . . . . . . . . . .    106,600            6,689
 Checkfree Corp. (US)  . . . . . . . . . . . . . . .     58,900              921
 Convergys Corp. (US)  . . . . . . . . . . . . . . .    263,900            5,141
 First Data Corp. (US) . . . . . . . . . . . . . . .    225,500            8,389
 Honeywell International, Inc. (US)  . . . . . . . .    196,000            6,905
 Reynolds & Reynolds Co. - Cl. A (US). . . . . . . .    143,500            4,011
 Robert Half International, Inc. (US)  . . . . . . .     61,000            1,421
 Sabre Group Holdings, Inc. (US) . . . . . . . . . .     53,400            1,912
                                                                       ---------
                                                                          35,389
Communications Equipment - 1.3%
 Cisco Systems, Inc. (US)  . . . . . . . . . . . . .  1,194,500           16,663
 Corning, Inc. (US)  . . . . . . . . . . . . . . . .    115,000              408
 JDS Uniphase Corp. (US) . . . . . . . . . . . . . .     69,000              184
 Nokia Oyj - ADR (US)  . . . . . . . . . . . . . . .    124,000            1,796
 Polycom, Inc. (US)  . . . . . . . . . . . . . . . .     51,900              622
 Qualcomm, Inc. (US) . . . . . . . . . . . . . . . .     27,700              762
 Scientific-Atlanta, Inc. (US) . . . . . . . . . . .    475,800            7,827
                                                                       ---------
                                                                          28,262
Computers & Peripherals - 1.8%
 Apple Computer, Inc. (US) . . . . . . . . . . . . .    161,500            2,862
 Dell Computer Corp. (US)  . . . . . . . . . . . . .    546,100           14,275
 EMC Corp. (US)  . . . . . . . . . . . . . . . . . .  1,395,300           10,534
 Hewlett-Packard Co. (US)  . . . . . . . . . . . . .     39,847              609
 International Business
  Machines Corp. (US)  . . . . . . . . . . . . . . .     80,400            5,789
 Network Appliance, Inc. (US)  . . . . . . . . . . .    428,300            5,328
                                                                       ---------
                                                                          39,397
Construction & Engineering - 0.3%
 American Standard Cos., Inc.(US)  . . . . . . . . .     19,300            1,450
 Fluor Corp. (US)  . . . . . . . . . . . . . . . . .    109,300            4,257
                                                                       ---------
                                                                           5,707
Construction Materials - 0.0%
 Standard and Poor's Depositary Receipts (US)  . . .        100               10

Credit Card - 0.3%
 MBNA Corp. (US) . . . . . . . . . . . . . . . . . .    190,000            6,283

Diversified Financials - 3.6%
 American Express Co. (US) . . . . . . . . . . . . .    100,700            3,657
 AmeriCredit Corp. (US)  . . . . . . . . . . . . . .     92,200            2,586
 Citigroup, Inc. (US)  . . . . . . . . . . . . . . .    856,400           33,186
 Household International, Inc. (US)  . . . . . . . .     67,000            3,330
 Merrill Lynch & Co., Inc. (US)  . . . . . . . . . .    173,800            7,039
 NiSource, Inc. (US) . . . . . . . . . . . . . . . .    417,700            9,118
 SLM Corp. (US)  . . . . . . . . . . . . . . . . . .    224,300           21,735
                                                                       ---------
                                                                          80,651
Diversified Telecommunication Services - 1.6%
 AT&T Corp. (US) . . . . . . . . . . . . . . . . . .    238,200            2,549
 BellSouth Corp. (US)  . . . . . . . . . . . . . . .    359,600           11,327
 CenturyTel, Inc. (US) . . . . . . . . . . . . . . .    149,900            4,422
 Cox Communications, Inc. - Cl. A (US) . . . . . . .     44,000            1,212
 SBC Communications, Inc. (US) . . . . . . . . . . .     42,100            1,284
 Sprint Corp. (US) . . . . . . . . . . . . . . . . .    209,800            2,226

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                                Market
     Name of Issuer                                   Shares     Value
                                                                (000's)
COMMON STOCK - Continued

Diversified Telecommunication Services - Continued
 Verizon Communications (US) . . . . . . . . . . .   343,700   $13,800
                                                               -------
                                                                36,820
Electric Utilities - 1.6%
 AES Corp. (US)  . . . . . . . . . . . . . . . . .   494,100     2,678
 Constellation Energy Group (US) . . . . . . . . .   199,300     5,848
 Dominion Resources, Inc. (US) . . . . . . . . . .   209,500    13,869
 Entergy Corp. (US)  . . . . . . . . . . . . . . .   243,500    10,334
 Mirant Corp. (US) . . . . . . . . . . . . . . . .   542,800     3,962
                                                               -------
                                                                36,691
Electrical Equipment - 0.6%
 Emerson Electric Co. (US) . . . . . . . . . . . .    27,400     1,466
 United Technologies Corp. (US)  . . . . . . . . .   163,800    11,122
                                                               -------
                                                                12,588
Electronic Equipment & Instruments - 0.2%
 Agilent Technologies, Inc. (US) . . . . . . . . .   145,400     3,439

Energy Equipment & Services - 0.7%
 Baker Hughes, Inc. (US) . . . . . . . . . . . . .   172,500     5,743
 Halliburton Co. (US)  . . . . . . . . . . . . . .   259,800     4,141
 Schlumberger, Ltd. (US) . . . . . . . . . . . . .    60,300     2,804
 Weatherford Bermuda (US)  . . . . . . . . . . . .    52,300     2,259
                                                               -------
                                                                14,947
Finance - 0.2%
 Morgan Stanley, Dean Witter, Discover & Co.
  (US) . . . . . . . . . . . . . . . . . . . . . .   130,000     5,600

Food & Drug Retailing - 0.6%
 Kraft Foods, Inc. - Cl A (US) . . . . . . . . . .   310,000    12,694

Food Products - 1.1%
 Archer Daniels Midland Co. (US) . . . . . . . . .   310,000     3,965
 Campbell Soup Co. (US)  . . . . . . . . . . . . .   159,300     4,406
 Kellogg Co. (US)  . . . . . . . . . . . . . . . .   207,000     7,423
 Unilever NV - NY Shares (US)  . . . . . . . . . .   140,900     9,130
                                                               -------
                                                                24,924
Gas Utilities - 0.5%
 El Paso Corp. (US)  . . . . . . . . . . . . . . .   210,200     4,332
 Sempra Energy (US)  . . . . . . . . . . . . . . .   239,500     5,300
 Williams Cos., Inc. (US)  . . . . . . . . . . . .   339,700     2,035
                                                               -------
                                                                11,667
Health Care Equipment & Supplies - 1.1%
 Applera Corporation - Applied Biosystems Group
  (US) . . . . . . . . . . . . . . . . . . . . . .   192,300     3,748
 Baxter International, Inc. (US) . . . . . . . . .   130,300     5,792
 Becton, Dickinson & Co. (US)  . . . . . . . . . .    42,400     1,461
 Guidant Corp. (US)  . . . . . . . . . . . . . . .   157,500     4,761
 Medtronic, Inc. (US)  . . . . . . . . . . . . . .   123,400     5,288
 St. Jude Medical, Inc. (US) . . . . . . . . . . .    45,000     3,323
                                                               -------
                                                                24,373

Health Care Providers & Services - 2.9%
 Anthem, Inc. (US) . . . . . . . . . . . . . . . .    92,500     6,242
 HCA-The Healthcare Corp. (US) . . . . . . . . . .   235,300    11,177
 Laboratory Corporation of America Holdings (US) .   146,000     6,665
 Lincare Holdings, Inc. (US) . . . . . . . . . . .    80,500     2,600
 McKesson HBOC, Inc. (US)  . . . . . . . . . . . .    70,000     2,289
 Tenet Healthcare Corp. (US) . . . . . . . . . . .   232,800    16,657
 Triad Hospitals, Inc. (US)  . . . . . . . . . . .    44,700     1,894
 Trigon Healthcare, Inc. (US)  . . . . . . . . . .    76,000     7,644
 Universal Health Services, Inc. - Cl. B (US)  . .   155,000     7,595
 Wellpoint Health Networks, Inc. (US)  . . . . . .    30,000     2,334
                                                               -------
                                                                65,097
Hotels Restaurants & Leisure - 0.3%
 Carnival Corp. (US) . . . . . . . . . . . . . . .    73,100     2,024
 McDonald's Corp. (US) . . . . . . . . . . . . . .    93,900     2,672
 Starwood Hotels & Resorts Worldwide, Inc. (US)  .    30,200       993
                                                               -------
                                                                 5,689
Household Durables - 0.4%
 Black & Decker Corp. (US) . . . . . . . . . . . .   174,100     8,392
 Philips Electronics NV (US) . . . . . . . . . . .    43,100     1,189
                                                               -------
                                                                 9,581
Household Products - 1.0%
 Clorox Co. (US) . . . . . . . . . . . . . . . . .    32,900     1,361
 Kimberly-Clark Corp. (US) . . . . . . . . . . . .    70,700     4,383
 Procter & Gamble Co. (US) . . . . . . . . . . . .   190,000    16,967
                                                               -------
                                                                22,711
Industrial Conglomerates - 1.5%
 General Electric Co. (US) . . . . . . . . . . . .   935,500    27,176
 Textron, Inc. (US)  . . . . . . . . . . . . . . .    55,000     2,580
 Tyco International, Ltd. (US) . . . . . . . . . .   310,500     4,195
                                                               -------
                                                                33,951
Insurance - 3.7%
 American International Group, Inc. (US) . . . . .   396,800    27,074
 Cincinnati Financial Corp. (US) . . . . . . . . .    67,500     3,141
 Hartford Financial Services Group, Inc. (US)  . .   255,000    15,165
 Lincoln National Corp. (US) . . . . . . . . . . .   100,000     4,200
 Metlife, Inc. (US)  . . . . . . . . . . . . . . .   369,300    10,636
 Principal Financial Group. (US) . . . . . . . . .    23,300       722
 Prudential Financial, Inc. (US) . . . . . . . . .    70,000     2,335
 Radian Group, Inc. (US) . . . . . . . . . . . . .    54,000     2,638
 The PMI Group, Inc. (US)  . . . . . . . . . . . .    70,000     2,674
 Torchmark, Inc. (US)  . . . . . . . . . . . . . .   139,400     5,325
 XL Capital, Ltd. - Cl. A ( US)  . . . . . . . . .   119,800    10,147
                                                               -------
                                                                84,057

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                               Market
     Name of Issuer                               Shares       Value
                                                              (000's)
COMMON STOCK - Continued

Internet Software & Services - 0.1%
 VeriSign, Inc. (US) . . . . . . . . . . . .      75,000     $   539
 Yahoo, Inc. (US)  . . . . . . . . . . . . .     175,000       2,583
                                                             -------
                                                               3,122
Machinery - 0.5%
 Danaher Corp. (US)  . . . . . . . . . . . .     175,000      11,611

Media - 2.3%
 AOL Time Warner, Inc. (US)  . . . . . . . .     142,550       2,097
 Cablevision Systems
  Corp. (US) . . . . . . . . . . . . . . . .     118,950       1,041
 Cablevision Systems
  Corp. - Cl. A (US) . . . . . . . . . . . .     155,700       1,473
 Charter Communications,
  Inc. - Cl. A ( US) . . . . . . . . . . . .     180,700         737
 Clear Channel
  Communications, Inc. (US)  . . . . . . . .      76,000       2,434
 Entercom Communications
  Corp. (US) . . . . . . . . . . . . . . . .       5,200         239
 Fox Entertainment Group,
  Inc. - Cl. A ( US)   . . . . . . . . . . .      55,000       1,196
 Interpublic Group Cos.,
  Inc. (US)  . . . . . . . . . . . . . . . .      59,200       1,466
 Knight-Ridder, Inc. (US)  . . . . . . . . .       9,600         604
 Liberty Media Corp. -
  Ser. A (US)  . . . . . . . . . . . . . . .     647,400       6,474
 Omnicom Group, Inc. (US)  . . . . . . . . .      80,000       3,664
 Radio One, Inc. - Cl. D (US)  . . . . . . .      54,500         810
 The Walt Disney Co. (US)  . . . . . . . . .     396,900       7,501
 TMP Worldwide, Inc. (US)  . . . . . . . . .      47,200       1,015
 USA Networks, Inc. (US) . . . . . . . . . .     156,600       3,672
 Viacom, Inc. - Cl. B (US) . . . . . . . . .     365,300      16,208
 Vivendi Universal - ADR (US)  . . . . . . .      33,000         710
                                                             -------
                                                              51,341
Metals & Mining - 0.6%
 Alcan Aluminum, Ltd. (US) . . . . . . . . .     150,000       5,628
 Alcoa, Inc. (US)  . . . . . . . . . . . . .     200,000       6,630
 Newmont Mining Corp. (US) . . . . . . . . .       9,900         261
                                                             -------
                                                              12,519
Multiline Retail - 2.6%
 Costco Wholesale Corp. (US) . . . . . . . .     115,200       4,449
 J.C. Penney Co., Inc. (US)  . . . . . . . .     237,800       5,236
 Kohl's Corp. (US) . . . . . . . . . . . . .     211,200      14,801
 Target Corp. (US) . . . . . . . . . . . . .     152,100       5,795
 Wal-Mart Stores, Inc. (US)  . . . . . . . .     498,600      27,428
                                                             -------
                                                              57,709
Oil & Gas - 4.5%
 Ashland, Inc. (US)  . . . . . . . . . . . .      25,100       1,016
 BJ Services Co. (US)  . . . . . . . . . . .      55,300       1,874
 BP Amoco plc - ADR (US) . . . . . . . . . .     170,400       8,603
 ChevronTexaco Corp. (US)  . . . . . . . . .     169,900      15,036
 Conoco, Inc. (US) . . . . . . . . . . . . .     151,032       4,199
 Exxon Mobil Corp. (US)  . . . . . . . . . .   1,033,600      42,295
 Kinder Morgan Management
  LLC (US) . . . . . . . . . . . . . . . . .      71,206       2,172

Oil & Gas - Continued
 Royal Dutch Petroleum
  Co. - NY Shares (US) . . . . . . . . . . .     415,700      22,976
 Unocal Corp. (US) . . . . . . . . . . . . .      99,000       3,657
                                                           ---------
                                                             101,828
Paper & Forest Products - 0.2%
 Georgia-Pacific Corp. (US)  . . . . . . . .     141,800       3,485

Personal Products - 0.1%
 Avon Products, Inc. (US)  . . . . . . . . .      54,000       2,821

Pharmaceuticals - 6.2%
 Abbott Laboratories (US)  . . . . . . . . .     226,500       8,528
 Allergan, Inc. (US) . . . . . . . . . . . .      92,800       6,194
 AstraZeneca Group plc -
  ADR (US) . . . . . . . . . . . . . . . . .     226,800       9,299
 Forest Laboratories,
  Inc. (US)  . . . . . . . . . . . . . . . .     109,300       7,738
 Johnson & Johnson (US)  . . . . . . . . . .     275,200      14,382
 King Pharmaceuticals,
  Inc. (US)  . . . . . . . . . . . . . . . .     339,000       7,543
 Pfizer, Inc. (US) . . . . . . . . . . . . .   1,615,100      56,529
 Pharmacia Corp. (US)  . . . . . . . . . . .     420,200      15,736
 Wyeth (US)  . . . . . . . . . . . . . . . .     270,600      13,855
                                                           ---------
                                                             139,804
Real Estate Investment Trust - 0.1%
 Equity Office Properties
  Trust (US).  . . . . . . . . . . . . . . .      60,000       1,806

Road & Rail - 0.4%
 Norfolk Southern Corp. (US) . . . . . . . .     200,000       4,676
 Union Pacific Corp. (US)  . . . . . . . . .      76,032       4,811
                                                           ---------
                                                               9,487
Semiconductor Equipment & Products - 2.2%
 Altera Corp. (US) . . . . . . . . . . . . .      60,000         816
 Analog Devices, Inc. (US) . . . . . . . . .     125,900       3,739
 Applied Materials, Inc. (US)  . . . . . . .     566,000      10,765
 Applied Micro Circuits
  Corp (US). . . . . . . . . . . . . . . . .     699,100       3,307
 Broadcom Corp. - Cl. A (US) . . . . . . . .      40,000         702
 Intel Corp. (US)  . . . . . . . . . . . . .   1,032,800      18,869
 KLA-Tencor Corp. (US) . . . . . . . . . . .      46,000       2,024
 Lam Research Corp. (US) . . . . . . . . . .      69,000       1,241
 Teradyne, Inc. (US) . . . . . . . . . . . .     148,600       3,492
 Texas Instruments, Inc. (US)  . . . . . . .     190,600       4,517
                                                           ---------
                                                              49,472
Software - 3.4%
 Amdocs, Ltd. (US) . . . . . . . . . . . . .      82,500         623
 BMC Software, Inc. (US) . . . . . . . . . .     485,600       8,061
 Cadence Design Systems,
  Inc. (US)  . . . . . . . . . . . . . . . .      86,300       1,391
 Electronic Arts, Inc. (US)  . . . . . . . .     113,400       7,490
 Macromedia, Inc. (US) . . . . . . . . . . .      64,900         576
 Microsoft Corp. (US)  . . . . . . . . . . .     772,900      42,277
 Network Associates, Inc. (US) . . . . . . .     338,400       6,521
 Symantec Corp. (US) . . . . . . . . . . . .     197,900       6,501

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                                  Market
     Name of Issuer                          Shares               Value
                                                                  (000's)
COMMON STOCK - Continued

Software - Continued
 Veritas Software Corp.
  (US) . . . . . . . . . . . .               106,300             $   2,104
                                                                 ---------
                                                                    75,544
Specialty Retail - 2.5%
 Amazon.com, Inc. (US) . . . .               240,000                 3,900
 AutoZone, Inc. (US) . . . . .               106,000                 8,194
 Home Depot, Inc. (US) . . . .               529,500                19,449
 Lowe's Cos., Inc. (US). . . .               473,600                21,501
 RadioShack Corp. (US) . . . .                63,600                 1,912
 TJX Cos., Inc. (US) . . . . .               114,600                 2,247
                                                                 ---------
                                                                    57,203
Tobacco - 0.9%
 Philip Morris Cos., Inc.
  (US) . . . . . . . . . . . .               453,400                19,805
U.S. Government Agencies - 1.1%
 Federal National
  Mortgage Assoc. (US) . . . .               329,100                24,271
Wireless Telecommunications Services - 0.1%
 Sprint PCS (US) . . . . . . .               524,200                 2,343
                                                                 ---------
           TOTAL COMMON STOCK-                  64.0%             1,433,513

                                                Par
                                               Value
                                              (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.2%
 Lockheed Martin Corp. -
  Bonds (US)
 8.5% due 12/01/29 . . . . . .            $    2,958                 3,570
 Raytheon Co. - Notes
  (US)
 8.3% due 03/01/10 . . . . . .                   133                   152
                                                                 ---------
                                                                     3,722
Airlines - 0.2%
 Continental Airlines -
  Ser. 2000 1 CTF Cl. A1
  (US)
 8.048% due 11/01/20 . . . . .                   142                   145
 Delta Air Lines, Inc. -
  CTF Ser. 2001 1 Cl. A2
  (US)
 7.11% due 03/18/13  . . . . .                    85                    90
 Delta Air Lines, Inc. -
  CTF Cl. C (US)
 7.779% due 01/02/12 . . . . .                    20                    20
 Northwest Airlines, Inc.
  - Notes (US)
 8.52% due 04/07/04  . . . . .                   400                   368
 Popular North America,
  Inc. (US)
 6.125% due 10/15/06 . . . . .                 3,660                 3,752
                                                                 ---------
                                                                     4,375
Auto Components - 0.0%
 Arvinmeritor, Inc. -
  Notes (US)
 8.75% due 03/01/12  . . . . .                    30                    32
 Auto Loan - 1.0%
 Ford Motor Credit Co. -
  Notes (US)
 6.875% due 02/01/06 . . . . .                 1,695                 1,734
 7.25% due 10/25/11  . . . . .                 2,556                 2,568
 7.875% due 06/15/10 . . . . .                   250                   261
 General Motors
  Acceptance Corp. -
  Notes (US)
 6.125% due 09/15/06 . . . . .                   130                   132
 6.875% due 09/15/11 . . . . .                 2,650                 2,631
 7.5% due 07/15/05 . . . . . .                 1,743                 1,858
 8.0% due 11/01/31 . . . . . .                 4,098                 4,191
 Household Finance Corp.
  - Notes (US)
 5.75% due 01/30/07  . . . . .                   500                   495
 6.0% due 05/01/04 . . . . . .                   500                   517
 6.375% due 10/15/11 . . . . .                 1,115                 1,067
 6.5% due 01/24/06 . . . . . .                 1,425                 1,457
 7.625% due 05/17/32 . . . . .                 1,974                 1,945
 8.0% due 05/09/05 . . . . . .                   250                   269
 LB Commercial Conduit
  Mortgage Trust (US)
 5.87% due 08/15/06  . . . . .                 3,179                 3,316
                                                                 ---------
                                                                    22,441
Automobiles - 0.1%
 First Invs Auto Owner
  Trust - Notes Cl. A
  (US)
 3.46% due 12/15/08  . . . . .                    84                    84
 Ford Motor Co. - Bonds
  (US)
 6.625% due 10/01/28 . . . . .                 2,084                 1,757
 7.45% due 07/16/31  . . . . .                    15                    14
 Hertz Corp. (US)
 7.625% due 08/15/07 . . . . .                   100                   104
                                                                 ---------
                                                                     1,959
Banks - 1.9%
 Bank of America Corp. -
  Notes (US)
 5.25% due 02/01/07  . . . . .                 2,000                 2,042
 Bank of America Corp. -
  Sr. Notes (US)
 7.125% due 09/15/06 . . . . .                   250                   273
 Bank of America Corp.
  (US)
 7.4% due 01/15/11 . . . . . .                 2,098                 2,298
 Bank One Corp. - Notes
  (US)
 6.5% due 02/01/06 . . . . . .                 1,238                 1,314
 Capital One Bank - Sr.
  Notes (US)
 6.875% due 02/01/06 . . . . .                   300                   296
 Corporacion Andina De
  Fomento - Notes 144A(a)
  (US)
 6.875% due 03/15/12 . . . . .                   160                   164
 Credit Suisse First
  Boston (US)
 6.5% due 01/15/12 . . . . . .                   125                   126

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                Par                 Market
     Name of Issuer                            Value                 Value
                                              (000's)               (000's)
PUBLICLY-TRADED BONDS - Continued

Banks - Continued
 Credit Suisse First
  Boston Mortgage - Cl. A2
  (US)
 5.935% due 01/15/06 . . . . . . . .        $  1,750              $  1,834
 Credit Suisse First
  Boston Mortgage
  Securities - Cl. A1
  (US)
 3.801% due 06/15/06 . . . . . . . .           2,673                 2,680
 Credit Suisse First
  Boston Mortgage
  Securities Corp. (US)
 7.545% due 04/15/10 . . . . . . . .           2,533                 2,845
 Credit Suisse First
  Boston, Inc. - Ser.
  2001 Cl. A4 (US)
 5.435% due 09/15/34 . . . . . . . .           3,500                 3,466
 Credit Suisse First
  Boston, Inc. (US)
 7.29% due 09/15/09  . . . . . . . .           4,062                 4,498
 First Union National
  Bank Commercial &
  Mortgage Trust - Cl. A1
  (US)
 5.585% due 08/12/10 . . . . . . . .             467                   477
 7.739% due 07/15/09 . . . . . . . .           5,126                 5,592
 FleetBoston Financial
  Corp. - Sr. Notes (US)
 7.25% due 09/15/05  . . . . . . . .           2,552                 2,775
 J.P. Morgan & Co., Inc.
  - Sr. Notes (US)
 5.75% due 02/25/04  . . . . . . . .           1,000                 1,041
 JP Morgan Chase & Co. -
  Notes (US)
 5.35% due 03/01/07  . . . . . . . .           2,090                 2,116
 JP Morgan Chase & Co. -
  Sub Notes (US)
 6.75% due 02/01/11  . . . . . . . .           3,000                 3,109
 Korea Development Bank -
  Notes (US)
 7.125% due 04/22/04 . . . . . . . .           2,358                 2,501
 Wachovia Bank National
  Assoc. (US)
 4.85% due 07/30/07  . . . . . . . .           3,000                 3,010
                                                                  --------
                                                                    42,457
Beverages - 0.2%
 Anheuser Busch Cos.,
  Inc. - Debs. (US)
 6.5% due 02/01/43 . . . . . . . . .           2,475                 2,458
 Coors Brewing Co. - Sr.
  Notes 144A(a) (US)
 6.375% due 05/15/12 . . . . . . . .           1,054                 1,084
 Kellogg Co. - Notes Ser.
  B (US)
 6.6% due 04/01/11 . . . . . . . . .             200                   210
 Nabisco, Inc. - Deb.
  (US)
 7.55% due 06/15/15  . . . . . . . .             500                   577
                                                                  --------
                                                                     4,329
Building Products - 0.1%
 Masco Corp. - Notes (US)
 6.75% due 03/15/06  . . . . . . . .           1,480                 1,567

Chemicals - 0.1%
 Valspar Corp. - Notes
  (US)
 6.0% due 05/01/07 . . . . . . . . .           1,496                 1,515

Commercial Services & Supplies - 0.1%
 EOP Operating LP (US)
 7.75% due 11/15/07  . . . . . . . .             200                   219
 USA Education, Inc. (US)
 5.625% due 04/10/07 . . . . . . . .             125                   129
 Waste Management, Inc.
  Delaware - Sr. Notes
  144A(a) (US)
 7.75% due 05/15/32  . . . . . . . .             250                   248
 Wyeth - Notes 144A(a)
  (US)
 6.7% due 03/15/11 . . . . . . . . .           2,100                 2,223
                                                                  --------
                                                                     2,819
Communications Equipment - 0.0%
 American Tower Corp. -
  Sr. Notes (US)
 9.375% due 02/01/09 . . . . . . . .             900                   491
 Nortel Networks, Ltd. -
  Notes (US)
 6.125% due 02/15/06 . . . . . . . .             125                    71
 Spectrasite Holdings,
  Inc. - Sr. Notes Ser. B
  (US)
 10.75% due 03/15/10 . . . . . . . .             500                   230
                                                                  --------
                                                                       792
Computers & Peripherals - 0.3%
 International Business
  Machines Corp. - Notes
  (US)
 5.625% due 04/12/04 . . . . . . . .           2,900                 3,021
 NCR Corp. - Sr. Notes
  144A(a) (US)
 7.125% due 06/15/09 . . . . . . . .           2,700                 2,740
                                                                  --------
                                                                     5,761
Containers & Packaging - 0.1%
 Container Corp. - Sr.
  Notes (US)
 9.75% due 04/01/03  . . . . . . . .             750                   765
 Stone Container Corp. -
  Sr. Notes (US)
 9.75% due 02/01/11  . . . . . . . .             250                   267
 Temple Inland, Inc. -
  Notes (US)
 7.875% due 05/01/12 . . . . . . . .           1,592                 1,679
                                                                  --------
                                                                     2,711

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                Par                 Market
     Name of Issuer                            Value                Value
                                              (000's)              (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Credit Card - 1.2%
 Citibank Credit Card
  Issuance Trust - Cl. A1
  Notes (US)
 4.95% due 02/09/09  . . . . . . . . .     $   9,660             $   9,824
 CS First Boston Mortgage
  Securities Corp. (US)
 6.91% due 01/15/08  . . . . . . . . .         5,312                 5,682
 MBNA Credit Card Master
  Note Trust - Notes Cl.
  C (US)
 6.8% due 07/15/14 . . . . . . . . . .           500                   507
 Nordstrom Credit Card
  Master Note Trust -
  Notes Cl. B 144A(a)
  (US)
 2.54% due 10/13/10  . . . . . . . . .           150                   152
 Pass Through Amortizing
  Credit Card Trust - Cl.
  A3 144A(a) (US)
 6.298% due 06/18/12 . . . . . . . . .           250                   250
 Regional Diversified
  Funding , Ltd. (US)
 9.25% due 03/15/30  . . . . . . . . .           993                 1,059
 Residential Asset
  Mortgage Products, Inc.
  - Cl. A2 (US)
 5.01% due 01/25/23  . . . . . . . . .         7,498                 7,613
 Sears Credit Account
  Master Trust - Ser.
  1998-2 Cl. A (US)
 5.25% due 10/16/08  . . . . . . . . .           875                   905
 Structured Assets
  Securities Corp. (US)
 8.538% due 07/15/27 . . . . . . . . .           357                   387
                                                                 ---------
                                                                    26,379
Diversified Financials - 3.3%
 AIG Sunamerica Global
  Finance Co. - Sr. Notes
  144A(a) (US)
 5.85% due 08/01/08  . . . . . . . . .           250                   259
 Associates Corp. of
  North America - Sr.
  Notes (US)
 6.25% due 11/01/08  . . . . . . . . .           250                   263
 Capital One Financial
  Corp. - Notes (US)
 7.25% due 12/01/03  . . . . . . . . .           250                   249
 Chase Commercial
  Mortgage Securities
  Corp. - Ser. 1997-1 Cl. A2 (US)
 7.37% due 02/19/07  . . . . . . . . .        10,458                11,333
 Chase Commercial
  Mortgage Securities
  Corp. - Cl. C (US)
 7.928% due 07/15/32 . . . . . . . . .         1,000                 1,128
 Chase Funding Loan
  Acquisition Trust - Cl. 1A3 (US)
 4.541% due 02/25/23 . . . . . . . . .         4,000                 4,043
 5.353% due 09/25/26 . . . . . . . . .         9,000                 9,220
 CIT Group, Inc. - Sr.
  Notes (US)
 7.75% due 04/02/12  . . . . . . . . .           250                   246
 Citigroup, Inc. - Notes (US)
 5.5% due 08/09/06 . . . . . . . . . .         2,000                 2,064
 Citigroup, Inc. (US)
 6.5% due 01/18/11 . . . . . . . . . .         3,000                 3,119
 Devon Financing Corp.
  United LC - Notes (US)
 6.875% due 09/30/11 . . . . . . . . .           350                   365
 Gemstone Investor, Ltd.
  - Sr. Notes (US)
 7.71% due 10/31/04  . . . . . . . . .           525                   512
 General Electric Capital
  Corp. (US)
 5.875% due 02/15/12 . . . . . . . . .         4,950                 4,902
 6.0% due 06/15/12 . . . . . . . . . .            70                    70
 6.75% due 03/15/32  . . . . . . . . .         3,556                 3,493
 Goldman Sachs Group, Inc. (US)
 6.875% due 01/15/11 . . . . . . . . .         3,405                 3,530
 Green Tree Financial
  Corp. - Ser. 1996-8 Cl. A6 (US)
 7.6% due 10/15/27 . . . . . . . . . .         5,791                 6,137
 Holmes Financing plc -
  Ser. 1 Notes Cl. C (US)
 3.18% due 07/15/40  . . . . . . . . .           100                   100
 LB-UBS Commercial
  Mortgage Trust - Ser.
  2000-C4 Cl. A2 (US)
 7.37% due 06/15/10  . . . . . . . . .         5,318                 5,921
 Mortgage Capital
  Funding, Inc. - Ser.
  1996 - MC2 Cl. A1 (US)
 6.758% due 02/20/04 . . . . . . . . .         3,975                 4,083
 Pemex Project Funding
  Master Trust - Notes (US)
 8.5% due 02/15/08 . . . . . . . . . .            51                    53
 PNC Funding Corp. - Sub.
  Notes (US)
 7.5% due 11/01/09 . . . . . . . . . .         2,149                 2,335
 Qwest Capital Funding,
  Inc. - Notes (US)
 7.625% due 08/03/21 . . . . . . . . .           560                   288
 7.75% due 08/15/06  . . . . . . . . .           375                   229
 7.9% due 08/15/10 . . . . . . . . . .           485                   274
 Residential Asset
  Securities Corp. (US)
 7.18% due 01/25/25  . . . . . . . . .         1,254                 1,278
 Reynolds Jersey Tobacco
  Holdings, Inc. - Sr. Notes (US)
 7.25% due 06/01/12  . . . . . . . . .         1,932                 1,978

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                Par                 Market
     Name of Issuer                            Value                 Value
                                              (000's)              (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Diversified Financials - Continued
 Salomon Brothers
  Commercial and Mortgage
  Trust - Ser. 2001-C1
  Cl. A3 (US)
 6.428% due 12/18/35 . . . . . . . . .      $    925             $     976
 Salomon, Inc. - Sr.
  Notes (US)
 7.2% due 02/01/04 . . . . . . . . . .         2,000                 2,119
 Washington Mutual, Inc.
  (US)
 5.625% due 01/15/07 . . . . . . . . .         3,050                 3,089
                                                                 ---------
                                                                    73,656
Diversified Telecommunication Services - 0.7%
 AT&T Corp. - Sr. Notes
  144A(a) (US)
 8.0% due 11/15/31 . . . . . . . . . .           375                   294
 Centennial Cellulat
  Operating Co. - Sr.
  Sub. Notes (US)
 10.75% due 12/15/08 . . . . . . . . .           225                   108
 CenturyTel, Inc. - Sr.
  Notes - Ser. H (US)
 8.375% due 10/15/10 . . . . . . . . .           810                   843
 Crown Castle
  International Corp. -
  Sr. Notes (US)
 10.75% due 08/01/11 . . . . . . . . .           875                   569
 Deutsche Telekom
  International (US)
 8.5% due 06/15/10 . . . . . . . . . .           140                   139
 Nextel Communications,
  Inc. -   Sr. Ser. Notes
  (US)
 12.0% due 11/01/08  . . . . . . . . .           500                   290
 SBC Communications, Inc.
  - Notes (US)
 5.875% due 02/01/12 . . . . . . . . .         2,907                 2,903
 Sprint Capital Corp. -
  Notes (US)
 6.0% due 01/15/07 . . . . . . . . . .           400                   312
 7.125% due 01/30/06 . . . . . . . . .           200                   160
 Sprint Capital Corp. -
  Notes 144A(a) (US)
 8.375% due 03/15/12 . . . . . . . . .           370                   307
 8.75% due 03/15/32  . . . . . . . . .           250                   188
 Tellus Corp. - Notes
  (US)
 7.5% due 06/01/07 . . . . . . . . . .           450                   404
 8.0% due 06/01/11 . . . . . . . . . .           400                   332
 Telstra, Ltd. - Notes
  (US)
 6.375% due 04/01/12 . . . . . . . . .           400                   409
 Verizon Global Funding
  Corp. - Notes (US)
 6.75% due 12/01/05  . . . . . . . . .         3,575                 3,705
 Verizon New England,
  Inc. - Debs. (US)
 6.5% due 09/15/11 . . . . . . . . . .           963                   942
 Verizon New York, Inc. -
  Debs. - Ser. A (US)
 6.875% due 04/01/12 . . . . . . . . .         1,926                 1,916
 7.375% due 04/01/32 . . . . . . . . .           250                   236
 Verizon Pennsylvania,
  Inc. - Deb Ser. A (US)
 5.65% due 11/15/11  . . . . . . . . .         1,580                 1,453
 Voicestream Wireless
  Corp. Sr. Notes (US)
 10.375% due 11/15/09  . . . . . . . .           113                   108
                                                                 ---------
                                                                    15,618
Electric Utilities - 0.1%
 Allegheny Energy Co. LLC
  - Notes 144A(a) (US)
 8.25% due 04/15/12  . . . . . . . . .         1,442                 1,523
 Oncor Electric 144A(a)
  (US)
 7.0% due 05/01/32 . . . . . . . . . .           125                   126
 Progress Energy, Inc. -
  Sr. Notes (US)
 7.1% due 03/01/11 . . . . . . . . . .           250                   264
                                                                 ---------
                                                                     1,913
Electric/Gas - 0.0%
 Cilcorp, Inc. - Sr.
  Notes (US)
 8.7% due 10/15/09 . . . . . . . . . .            45                    49
 Cilcorp, Inc. - Sr. Bond
  (US)
 9.375% due 10/15/29 . . . . . . . . .            25                    28
 Edison Mission Energy -
  Sr. Notes (US)
 9.875% due 04/15/11 . . . . . . . . .           525                   520
                                                                 ---------
                                                                       597
Electronic Equipment & Instruments - 0.0%
 Solectron Corp. - Sr.
  Notes (US)
 9.625% due 02/15/09 . . . . . . . . .           500                   455
Finance - 1.3%
 Bear Syearns Commercial
  Mortgage Securities,
  Inc. - Cl. A1 (US)
 6.08% due 09/15/10  . . . . . . . . .         1,928                 2,014
 JP Morgan Chase & Co. -
  Notes (US)
 5.25% due 05/30/07  . . . . . . . . .         3,000                 3,017
 Lehman Brothers
  Holdings, Inc. - Notes
  (US)
 7.75% due 01/15/05  . . . . . . . . .         4,000                 4,300
 Monumental Global
  Funding - Sr. Secd.
  Notes - Ser. A 144A(a)
  (US)
 5.2% due 01/30/07 . . . . . . . . . .           250                   254
 Morgan Stanley Group,
  Inc. (US)
 6.75% due 04/15/11  . . . . . . . . .         2,880                 2,963
 Morgan Stanley Group,
  Inc. - Notes (US)
 7.25% due 04/01/32  . . . . . . . . .         1,480                 1,509

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                Par                 Market
     Name of Issuer                            Value                 Value
                                              (000's)              (000's)
PUBLICLY-TRADED BONDS - Continued

Finance - Continued
 Nationwide Life Global
  Funding (US)
 5.35% due 02/15/07  . . . . . . . . .        $   60             $      61
 Residential Funding and
  Mortgage Securities -
  Ser. 2002 Cl. A14 (US)
 5.64% due 10/25/14  . . . . . . . . .         5,000                 5,131
 Residential Funding and
  Mortgage Securities -
  Notes Cl. A7 (US)
 6.9% due 01/25/33 . . . . . . . . . .         9,000                 9,211
 Residential Funding and
  Mortgage Securities
  Trust II - Ser. 2001
  Cl. A4 (US)
 6.43% due 04/25/16  . . . . . . . . .           250                   262
 Vanderbilt Acquisition
  Loan Trust - Sr./Sub.
  Cl. A3 (US)
 5.7% due 09/07/23 . . . . . . . . . .           250                   255
                                                                 ---------
                                                                    28,977
Food & Drug Retailing - 0.4%
 Delhaize America, Inc. -
  Notes (US)
 8.125% due 04/15/11 . . . . . . . . .         2,490                 2,624
 Kraft Foods, Inc. -
  Notes (US)
 5.25% due 06/01/07  . . . . . . . . .         3,254                 3,300
 The Kroger Co. (US)
 6.8% due 04/01/11 . . . . . . . . . .         1,750                 1,821
 The Kroger Co. - Notes
  (US)
 7.5% due 04/01/31 . . . . . . . . . .           185                   193
                                                                 ---------
                                                                     7,938
Food Products - 0.1%
 Cargill, Inc. - Notes
  144A(a) (US)
 6.375% due 06/01/12 . . . . . . . . .         1,317                 1,355
 Conagra Foods, Inc. -
  Notes (US)
 7.875% due 09/15/10 . . . . . . . . .           250                   281
 H.J. Heinz Finance -
  Notes 144A(a) (US)
 6.0% due 03/15/12 . . . . . . . . . .         1,363                 1,370
                                                                 ---------
                                                                     3,006
Foreign Governmental - 0.3%
 Province of Quebec -
  Debs. (US)
 7.5% due 09/15/29 . . . . . . . . . .         2,036                 2,331
 Quebec Province Canada
  (US)
 5.5% due 04/11/06 . . . . . . . . . .         4,790                 4,995
 Republic of South Africa
  - Notes (US)
 7.375% due 04/25/12 . . . . . . . . .            65                    64
                                                                 ---------
                                                                     7,390
Gas Utilities - 0.2%
 Consolidated Natural Gas
  Co. - Sr. Notes - Ser.
  C (US)
 6.25% due 11/01/11  . . . . . . . . .         2,498                 2,505
 Florida Gas Transmission
  Co. (US)
 7.625% due 12/01/10 . . . . . . . . .           625                   617
 Peco Energy Co. 144A(a)
  (US)
 5.95% due 11/01/11  . . . . . . . . .            50                    50
 Southern Natural Gas Co.
  - Notes (US)
 8.0% due 03/01/32 . . . . . . . . . .           270                   266
 Williams Cos, Inc. -
  Notes 144A(a) (US)
 2.796% due 07/31/02 . . . . . . . . .           220                   216
 Williams Cos, Inc. -
  Notes (US)
 7.125% due 09/01/11 . . . . . . . . .           200                   162
 Williams Cos, Inc.
  144A(a) (US)
 8.125% due 03/15/12 . . . . . . . . .           175                   147
 Williams Cos, Inc. -
  Notes 144A(a) (US)
 8.75% due 03/15/32  . . . . . . . . .           390                   318
                                                                 ---------
                                                                     4,281
Health Care Providers & Services - 0.6%
 Columbia/HCA Healthcare
  Corp. (US)
 6.91% due 06/15/05  . . . . . . . . .         4,030                 4,165
 HCA-The Healthcare Co. -
  Sr. Notes (US)
 7.875% due 02/01/11 . . . . . . . . .         6,850                 7,289
 HCA-The Healthcare Corp.
  - Notes (US)
 7.125% due 06/01/06 . . . . . . . . .            50                    52
 Humana, Inc. - Sr. Notes
  (US)
 7.25% due 08/01/06  . . . . . . . . .           135                   141
 Tenet Healthcare Corp. -
  Sr. Notes (US)
 6.875% due 11/15/31 . . . . . . . . .         2,455                 2,417
                                                                 ---------
                                                                    14,064
Home Equity Loan - 0.5%
 Centex Home Equity Loan
  Trust - CTF Cl. A5 (US)
 6.83% due 07/25/32  . . . . . . . . .         2,635                 2,766
 Countrywide Home Loan
  Corp. (US)
 5.5% due 08/01/06 . . . . . . . . . .         2,821                 2,883
 EQCC Home Equity Loan
  Trust (US)
 6.223% due 06/25/11 . . . . . . . . .             -
 MBNA America Bank (US)
 6.625% due 06/15/12 . . . . . . . . .         1,600                 1,608

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                               Par                  Market
     Name of Issuer                           Value                  Value
                                             (000's)               (000's)
PUBLICLY-TRADED BONDS - Continued

Home Equity Loan - Continued
 Pulte Home, Inc. Sr.
  Notes (US)
 7.875% due 06/15/32 . . . . . . . . .      $  3,000              $  3,005
                                                                  --------
                                                                    10,262
Hotels Restaurants & Leisure - 0.1%
 Boyd Gaming Corp. - Sr.
  Notes (US)
 9.25% due 08/01/09  . . . . . . . . .           250                   263
 Harrah's Operating, Inc.
  - Sr. Notes (US)
 7.125% due 06/01/07 . . . . . . . . .           200                   210
 MGM Mirage, Inc. (US)
 8.5% due 09/15/10 . . . . . . . . . .            85                    89
 Royal Caribbean Cruises,
  Ltd. - Sr. Notes (US)
 7.0% due 10/15/07 . . . . . . . . . .           200                   176
 Six Flags, Inc. - Sr.
  Notes (US)
 8.875% due 02/01/10 . . . . . . . . .           375                   375
 9.5% due 02/01/09 . . . . . . . . . .           500                   507
 Starwood Hotels (US)
 7.375% due 05/01/07 . . . . . . . . .            85                    84
                                                                  --------
                                                                     1,704
Household Durables - 0.1%
 Mohawk Industries, Inc.
  - Notes (US)
 6.5% due 04/15/07 . . . . . . . . . .         1,580                 1,653
Industrial Conglomerates - 0.1%
 Norske Skogindustrier -
  Notes 144A(a) (US)
 7.625% due 10/15/11 . . . . . . . . .         1,809                 1,926
Insurance - 0.1%
 Aetna Inc. - Sr. Notes
  (US)
 7.375% due 03/01/06 . . . . . . . . .           600                   629
 Principle Life Global
  Funding 144A(a) (US)
 6.25% due 02/15/12  . . . . . . . . .         1,780                 1,824
 Prudential Insurance Co.
  - Sr. Notes 144A(a)
  (US)
 6.375% due 07/23/06 . . . . . . . . .           100                   104
                                                                  --------
                                                                     2,557
Machinery - 0.0%
 Caterpillar, Inc. - Sr.
  Deb. (US)
 7.25% due 09/15/09  . . . . . . . . .         1,050                 1,156
Media - 0.9%
 AOL Time Warner, Inc. -
  Deb. (US)
 7.7% due 05/01/32 . . . . . . . . . .            20                    18
 AOL Time Warner, Inc.
  (US)
 6.15% due 05/01/07  . . . . . . . . .            90                    86
 AOL Time Warner, Inc. -
  Notes (US)
 6.875% due 05/01/12 . . . . . . . . .           740                   682
 Belo Corp. - Sr. Notes
  (US)
 7.125% due 06/01/07 . . . . . . . . .            66                    68
 Belo Corp. - Sr. Deb.
  (US)
 7.75% due 06/01/27  . . . . . . . . .            10                     9
 CBS Corp. - Sr. Notes
  (US)
 7.15% due 05/20/05  . . . . . . . . .         3,525                 3,759
 Chancellor Media Corp.
  (US)
 8.0% due 11/01/08 . . . . . . . . . .           750                   746
 Charter Communications
  Holdings - Sr. Disc.
  Notes 144A(a) (US)
 0.0% due 01/15/12 . . . . . . . . . .         1,250                   400
 Charter Communications
  Holdings - Sr. Disc.
  Notes (US)
 0.0% due 05/15/11 . . . . . . . . . .            25                     9
 Charter Communications
  Holdings LLC - Sr.
  Notes (US)
 10.0% due 05/15/11  . . . . . . . . .           500                   335
 Clear Channel
  Communications, Inc.
  (US)
 7.65% due 09/15/10  . . . . . . . . .           250                   256
 Clear Channel
  Communications, Inc. -
  Sr. Notes (US)
 7.875% due 06/15/05 . . . . . . . . .           140                   147
 Comcast Cable
  Communications (US)
 6.75% due 01/30/11  . . . . . . . . .           500                   447
 Comcast Cable
  Communications - Sr.
  Notes (US)
 7.125% due 06/15/13 . . . . . . . . .            50                    45
 Cox Radio, Inc. - Sr.
  Notes (US)
 6.625% due 02/15/06 . . . . . . . . .           750                   745
 Fox Sports Networks LLC
  - Sr. Disc. Notes (US)
 0.0% due 08/15/07 . . . . . . . . . .           750                   767
 Fox/Liberty Networks LLC
  - Sr. Notes (US)
 8.875% due 08/15/07 . . . . . . . . .           500                   524
 Liberty Media Corp. -
  Bonds (US)
 7.875% due 07/15/09 . . . . . . . . .           625                   628
 News America, Inc. -
  Debs. (US)
 7.125% due 04/08/28 . . . . . . . . .         2,903                 2,633
 Time Warner, Inc. (US)
 6.625% due 05/15/29 . . . . . . . . .           420                   327
 Time Warner, Inc. - Debs.
  (US)
 7.57% due 02/01/24  . . . . . . . . .           250                   222
 Time Warner, Inc. -
  Notes (US)
 8.18% due 08/15/07  . . . . . . . . .         2,075                 2,209
 Univision
  Communications, Inc. -
  Sr. Notes (US)
 7.85% due 07/15/11  . . . . . . . . .         1,015                 1,064
 Viacom, Inc. - Sr. Notes
  (US)
 5.625% due 05/01/07 . . . . . . . . .            40                    41
 Viacom, Inc. (US)
 7.7% due 07/30/10 . . . . . . . . . .         3,835                 4,193

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                Par                 Market
     Name of Issuer                            Value                 Value
                                             (000's)               (000's)
PUBLICLY-TRADED BONDS - Continued

Media - Continued
 Young Broadcasting, Inc.
  (US)
 8.75% due 06/15/07  . . . . . . . . .       $   125             $     119
 Young Broadcasting, Inc.
  - Sr. Sub Notes (US)
 10.0% due 03/01/11  . . . . . . . . .           225                   205
                                                                 ---------
                                                                    20,684
Multi-Utilities - 0.1%
 Energy East Corp. -
  Notes (US)
 6.75% due 06/15/12  . . . . . . . . .         1,600                 1,643

Multiline Retail - 0.8%
 Dillard Department
  Stores, Inc. - Notes
  (US)
 6.625% due 01/15/18 . . . . . . . . .           400                   334
 Federated Department
  Stores, Inc. (US)
 6.625% due 04/01/11 . . . . . . . . .         2,635                 2,695
 J.C. Penney, Inc. - Deb.
  (US)
 7.95% due 04/01/17  . . . . . . . . .           200                   180
 May Department Stores
  Co. (US)
 6.9% due 01/15/32 . . . . . . . . . .         2,000                 1,985
 Sears Roebuck Acceptance
  Corp. - Sr. Notes (US)
 6.7% due 04/15/12 . . . . . . . . . .         1,494                 1,528
 Target Corp. - Notes
  (US)
 5.875% due 03/01/12 . . . . . . . . .         3,146                 3,182
 Wal Mart Stores, Inc. -
  Sr. Unsecd. Notes (US)
 4.375% due 08/01/03 . . . . . . . . .         3,150                 3,218
 Wal Mart Stores, Inc.
  (US)
 7.55% due 02/15/30  . . . . . . . . .         3,405                 3,914
                                                                  --------
                                                                    17,036
Oil & Gas - 0.8%
 Amerada Hess Corp. -
  Notes (US)
 6.65% due 08/15/11  . . . . . . . . .         2,700                 2,801
 Anadarko Petroleum Corp.
  - Sr. Notes (US)
 5.375% due 03/01/07 . . . . . . . . .         2,195                 2,225
 Coastal Corp. (US)
 7.75% due 06/15/10  . . . . . . . . .           500                   495
 Conoco Funding Co. -
  Notes (US)
 5.45% due 10/15/06  . . . . . . . . .         2,460                 2,520
 6.35% due 10/15/11  . . . . . . . . .         1,940                 2,011
 Devon Energy Corp. - Sr.
  Deb. (US)
 7.95% due 04/15/32  . . . . . . . . .         1,480                 1,592
 EL Paso Energy Corp.
  (US)
 7.8% due 08/01/31 . . . . . . . . . .           150                   140
 Kerr-McGee Corp. - Notes
  (US)
 6.875% due 09/15/11 . . . . . . . . .         1,767                 1,857
 Kinder Morgan Energy
  Partners - Notes (US)
 7.75% due 03/15/32  . . . . . . . . .         1,480                 1,560
 Marathon Oil Corp. -
  Notes (US)
 6.8% due 03/15/32 . . . . . . . . . .         1,494                 1,444
 Occidental Petroleum
  Corp. - Notes (US)
 6.75% due 01/15/12  . . . . . . . . .         1,913                 2,011
 Union Pacific Resources
  Group, Inc. - Ser. 2002
  1 (US)
 6.061% due 01/17/23 . . . . . . . . .            50                    47
                                                                 ---------
                                                                    18,703
Paper & Forest Products - 0.0%
 Georgia Pacific Corp. -
  Notes (US)
 7.5% due 05/15/06 . . . . . . . . . .           125                   120
 Georgia Pacific Corp. -
  Bond (US)
 8.125% due 05/15/11 . . . . . . . . .            70                    67
                                                                 ---------
                                                                       187
Personal Products - 0.0%
 Lauder Estee Cos., Inc.
  - Sr. Notes (US)
 6.0% due 01/15/12 . . . . . . . . . .            50                    51

Real Estate Investment Trust - 0.0%
 Health Care Property
  Investments, Inc. - Sr.
  Notes 2012 (US)
 6.45% due 06/25/12  . . . . . . . . .           973                   969

Semiconductor Equipment & Products - 0.0%
 Analog Devices, Inc. -
  Sub. Notes (US)
 4.75% due 10/01/05  . . . . . . . . .           250                   239

Specialty Retail - 0.0%
 Toys "R" Us, Inc. -
  Notes (US)
 7.625% due 08/01/11 . . . . . . . . .            15                    15

Telephone - 0.2%
 Bellsouth Corp. - Notes
  (US)
 5.0% due 10/15/06 . . . . . . . . . .         3,000                 3,024
 6.875% due 10/15/31 . . . . . . . . .           910                   901
                                                                 ---------
                                                                     3,925
Textiles & Apparel - 0.0%
 V.F. Corp. - Notes (US)
 8.1% due 10/01/05 . . . . . . . . . .           110                   119

Tobacco - 0.1%
 Philip Morris Cos., Inc.
  - Debs. (US)
 8.25% due 10/15/03  . . . . . . . . .         3,055                 3,248

U.S. Government Agencies - 15.8%
 Federal Home Loan Bank
  Discount Note (US)
 5.25% due 02/13/04  . . . . . . . . .         2,000                 2,073
 Federal Home Loan
  Mortgage Corp. - Sr.
  Notes (US)
 5.8% due 09/02/08 . . . . . . . . . .         1,000                 1,057

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                Par                 Market
     Name of Issuer                            Value                 Value
                                             (000's)               (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
 Federal Home Loan
  Mortgage Corp. (US)
 6.0% due 08/01/16 . . . . . . . . . .      $  1,357              $  1,386
 6.0% due 02/01/17 . . . . . . . . . .           487                   497
 6.5% due 03/01/17 . . . . . . . . . .           496                   514
 Federal National
  Mortgage Assoc. (US)
 3.125% due 11/15/03 . . . . . . . . .         9,000                 9,090
 3.426% due 09/25/26 . . . . . . . . .         2,350                 2,350
 4.625% due 05/15/03 . . . . . . . . .         3,000                 3,063
 4.75% due 03/15/04  . . . . . . . . .        10,000                10,319
 6.0% due 12/15/05 . . . . . . . . . .           555                   593
 6.0% due 05/15/08 . . . . . . . . . .         1,000                 1,065
 6.0% due 07/01/16 . . . . . . . . . .         1,083                 1,104
 6.0% due 02/01/32 . . . . . . . . . .         1,468                 1,465
 6.0% due 03/01/32 . . . . . . . . . .           497                   496
 6.0% due 07/25/32 . . . . . . . . . .        32,287                32,206
 6.5% due 08/01/13 . . . . . . . . . .         1,217                 1,266
 6.5% due 09/01/30 . . . . . . . . . .             -
 6.5% due 09/01/31 . . . . . . . . . .             -
 6.5% due 04/01/32 . . . . . . . . . .         1,982                 2,020
 6.5% due 07/25/17 . . . . . . . . . .        23,244                24,072
 6.5% due 07/25/32 . . . . . . . . . .        73,743                75,172
 6.625% due 11/15/10 . . . . . . . . .         4,700                 5,115
 7.5% due 01/25/28 . . . . . . . . . .           223                   237
 Federal National
  Mortgage Assoc. - Notes
  (US)
 7.0% due 07/15/05 . . . . . . . . . .         4,670                 5,107
 Federal National
  Mortgage Assoc. (US)
 7.0% due 09/01/16 . . . . . . . . . .           802                   842
 7.0% due 11/01/30 . . . . . . . . . .         2,078                 2,151
 7.0% due 09/01/31 . . . . . . . . . .           909                   942
 7.0% due 12/01/31 . . . . . . . . . .         1,647                 1,705
 7.0% due 01/01/32 . . . . . . . . . .           197                   204
 7.0% due 03/01/32 . . . . . . . . . .           732                   759
 7.0% due 04/01/32 . . . . . . . . . .           496                   514
 Federal National
  Mortgage Assoc. - Ser.
  2001 50 Cl. BA (US)
 7.0% due 10/25/41 . . . . . . . . . .           268                   276
 Federal National
  Mortgage Assoc. (US)
 7.0% due 07/25/32 . . . . . . . . . .        60,788                62,954
 7.25% due 05/15/30  . . . . . . . . .         7,200                 8,199
 7.5% due 11/01/30 . . . . . . . . . .         1,809                 1,899
 7.5% due 06/01/31 . . . . . . . . . .         1,089                 1,143
 7.5% due 07/15/17 . . . . . . . . . .        14,461                15,279
 7.5% due 07/15/32 . . . . . . . . . .        43,730                45,889
 8.0% due 12/01/29 . . . . . . . . . .           709                   753
 8.0% due 12/31/99 . . . . . . . . . .        24,054                25,550
 Government National
  Mortgage Assoc. (US)
 6.0% due 10/15/28 . . . . . . . . . .         2,144                 2,152
 6.0% due 03/15/32 . . . . . . . . . .           200                   200
 7.5% due 10/15/30 . . . . . . . . . .         1,245                 1,312
 8.0% due 11/15/30 . . . . . . . . . .           714                   760
 Greater Connecticut
  Consumer Loan Trust -
  Notes Cl. A 144A(a)
  (US)
 6.25% due 02/15/20  . . . . . . . . .           750                   782
 United Mexican States -
  Notes (US)
 8.625% due 03/12/08 . . . . . . . . .            70                    75
 United Mexican States -
  Notes (US)
 9.875% due 02/01/10 . . . . . . . . .           125                   140
                                                                 ---------
                                                                   354,747
U.S. Governmental - 2.8%
 U S Treasury - Notes
  (US)
 3.0% due 01/31/04 . . . . . . . . . .         2,876                 2,895
 3.0% due 02/29/04 . . . . . . . . . .         2,646                 2,661
 3.25% due 05/31/04  . . . . . . . . .         7,250                 7,306
 3.375% due 04/30/04 . . . . . . . . .         4,450                 4,497
 3.625% due 03/31/04 . . . . . . . . .         3,650                 3,706
 4.375% due 05/15/07 . . . . . . . . .         1,249                 1,266
 4.625% due 05/15/06 . . . . . . . . .         3,500                 3,605
 4.875% due 02/15/12 . . . . . . . . .         6,747                 6,772
 5.25% due 05/15/04  . . . . . . . . .         2,670                 2,791
 5.625% due 02/15/06 . . . . . . . . .         1,755                 1,869
 5.75% due 08/15/10  . . . . . . . . .         2,700                 2,888
 U.S. Treasury - Bonds
  (US)
 5.25% due 02/15/29  . . . . . . . . .         1,625                 1,529
 5.375% due 02/15/31 . . . . . . . . .         2,702                 2,646
 6.25% due 02/15/07  . . . . . . . . .         1,500                 1,641
 6.25% due 05/15/30  . . . . . . . . .           220                   238
 6.75% due 08/15/26  . . . . . . . . .         6,825                 7,769
 7.875% due 02/15/21 . . . . . . . . .         1,250                 1,574
 8.875% due 08/15/17 . . . . . . . . .         5,390                 7,270
                                                                 ---------
                                                                    62,923
Wireless Telecommunications Services - 0.0%
 AT&T Wireless Group -
  Notes (US)
 8.125% due 05/01/12 . . . . . . . . .           475                   387
 Cingular Wireless LLC -
  Sr. Notes 144A(a) (US)
 7.125% due 12/15/31 . . . . . . . . .           125                   108
                                                                 ---------
                                                                       495
                                                                 ---------
                TOTAL PUBLICLY-TRADED
                               BONDS-           34.9%              782,996

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
MANAGED FUND

                                                Par                 Market
     Name of Issuer                            Value                 Value
                                             (000's)               (000's)
SHORT-TERM INVESTMENTS - 12.8%
 Investment in joint trading account
   (Note B)
 1.885% due 07/01/02 . . . . . . . . .    $  286,931            $  286,946
                                          ----------            ----------

                    TOTAL INVESTMENTS-         111.7%            2,503,455
  Payables, less cash and receivables-         (11.7)%            (261,315)
                                          ----------            ----------
                           NET ASSETS-         100.0%           $2,242,140
                                          ==========            ==========

ADR-American Depository Receipts.
(a)Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, securities aggregated $18,224 or .81% of net assets of the Portfolio.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY COUNTRY


                                                        Market       % of
                                         Country        Value      Long-Term
                                       Abbreviation     (000s)    Investments

United States  . . . . . . . . . . . .      US        $2,216,509     100.0%
                                                      ==========     =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
SHORT-TERM  U.S. BOND FUND

                                                 Par             Market
            Name of Issuer                      Value             Value
                                               (000's)           (000's)
PUBLICLY-TRADED BONDS

Airlines - 0.5%
 Popular North America, Inc.
 6.125% due 10/15/06 . . . . . . . . .        $   855           $   877
Auto Loan - 6.3%
 Asset Backed Securities Corp. - Ser.
  2000 Cl. AF2
 7.57% due 03/21/24  . . . . . . . . .            101               102
 Ford Credit Auto Owner Trust
 7.13% due 07/15/04  . . . . . . . . .          2,500             2,506
 Ford Motor Credit Co. - Notes
 6.875% due 02/01/06 . . . . . . . . .            610               624
 Ford Motor Credit Co. - Sr. Notes
 6.125% due 03/20/04 . . . . . . . . .          1,500             1,530
 Ford Motor Credit Co. - Global
  Landmark Securities
 6.7% due 07/16/04 . . . . . . . . . .          1,500             1,544
 General Motors  Acceptance Corp. -
  Notes
 5.75% due 11/10/03  . . . . . . . . .          2,000             2,051
 General Motors Acceptance Corp. -
  Notes
 7.48% due 02/28/03  . . . . . . . . .          1,200             1,238
 Premier Auto Trust
 5.82% due 10/08/03  . . . . . . . . .          1,654             1,672
                                                                -------
                                                                 11,267
Banks - 14.3%
 Bank of America Corp. - Notes
 4.75% due 10/15/06  . . . . . . . . .          1,400             1,406
 Bank One Corp. - Notes
 6.875% due 08/01/06 . . . . . . . . .          1,800             1,945
 Credit Suisse First Boston Mortgage
  2001 - Cl. A2 144A(a)
 2.44% due 12/15/11  . . . . . . . . .          5,000             5,000
 Credit Suisse First Boston Mortgage
  Securities 2001 - Cl. A1
 3.801% due 06/15/06 . . . . . . . . .          1,782             1,787
 CWMBS, Inc. - Ser.1994-C Cl. A6
 6.5% due 03/25/24 . . . . . . . . . .          2,377             2,439
 First National Bank Boston - Sub Notes
 7.375% due 09/15/06 . . . . . . . . .          1,900             2,064
 First Union Corp. - Notes
 6.95% due 11/01/04  . . . . . . . . .            500               537
 First Union Corp. - Notes
 7.55% due 08/18/05  . . . . . . . . .          2,500             2,736
 First Union National Bank Commercial &
  Mortgage Trust 2000 - Cl. A1
 7.739% due 07/15/09 . . . . . . . . .          3,695             4,031
 FleetBoston Financial Corp. - Sr.
  Notes
 7.25% due 09/15/05  . . . . . . . . .            296               322
 J.P. Morgan & Co., Inc. - Sr. Notes
 5.75% due 02/25/04  . . . . . . . . .          1,000             1,041
 Wells Fargo Co. - Notes
 6.625% due 07/15/04 . . . . . . . . .          2,000             2,133
                                                                -------
                                                                 25,441

Beverages - 1.1%
 Coca Colaco - Sr. Notes
 4.0% due 06/01/05 . . . . . . . . . .         $1,000             1,010
 Pepsi Bottling Holdings, Inc. - Notes
     144A (a)
 5.375% due 02/17/04 . . . . . . . . .          1,000             1,034
                                                                -------
                                                                  2,044
Computers & Peripherals - 0.3%
 International Business Machines Corp.
  - Notes
 5.625% due 04/12/04 . . . . . . . . .            500               521

Credit Card - 4.8%
 Advanta Mortgage Loan Trust - Ser. 96
     Cl. A7
 7.07% due 03/25/27  . . . . . . . . .          2,500             2,560
 Citibank Credit Card Issuance Trust
  2001 - Notes
 4.1% due 12/07/06 . . . . . . . . . .          2,591             2,624
 Countrywide Funding Corp.
 5.25% due 05/22/03  . . . . . . . . .          1,000             1,023
 Countrywide Funding Corp.
 5.25% due 06/15/04  . . . . . . . . .            500               514
 Money Store Home Equity Trust 1996 -
  CTF Cl. A8
 7.91% due 05/15/24  . . . . . . . . .          1,790             1,865
                                                                -------
                                                                  8,586
Diversified Financials - 17.4%
 Associates Corp. of North America -
  Sr. Notes
 5.75% due 11/01/03  . . . . . . . . .          1,450             1,507
 BP Capital Markets Puerto LC - Gtd.
  Notes
 4.0% due 04/29/05 . . . . . . . . . .          1,000             1,010
 Chase Commercial Mortgage Securities
  Corp. 2000 - Cl. A1
 7.656% due 06/15/08 . . . . . . . . .          1,811             1,977
 Chase Funding Loan Acquisition Trust
  2001 - CTF Cl. IA3
 5.053% due 02/25/23 . . . . . . . . .          2,000             2,039
 Chase Funding Loan Acquisition Trust
  2001 - Cl. IA3
 4.541% due 02/25/23 . . . . . . . . .          2,500             2,527
 Chase Funding Loan Acquisition Trust
  2001 - CTF Cl. A2
 2.08% due 04/25/31  . . . . . . . . .          1,708             1,696
 Citigroup, Inc. - Notes
 6.75% due 12/01/05  . . . . . . . . .          2,000             2,150
 GE Capital Commercial Mortgage Corp.
  2002 - CTF Cl. A1
 5.033% due 12/10/35 . . . . . . . . .          1,017             1,042

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
SHORT-TERM  U.S. BOND FUND

                                                 Par             Market
            Name of Issuer                      Value             Value
                                               (000's)           (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Diversified Financials - Continued
 General Electric Capital Corp.
 7.5% due 05/15/05 . . . . . . . . . .        $ 3,150           $ 3,451
 Goldman Sachs Group, Inc. - Notes
 7.625% due 08/17/05 . . . . . . . . .          1,000             1,096
 Green Tree Financial Corp. - Ser.
  1996-8 Cl. A6
 7.6% due 10/15/27 . . . . . . . . . .            507               537
 Lehman Brothers Holdings, Inc. - Notes
 6.625% due 02/05/06 . . . . . . . . .            600               633
 Morgan Stanley Capital, Inc. - CTF
  1998 WF1 Cl. A1
 6.25% due 03/15/30  . . . . . . . . .          4,830             5,058
 PNC Mortgage Securities Corp. - CTF
  Ser. 1998-14
 6.25% due 01/25/14  . . . . . . . . .          2,387             2,456
 Residential Asset Securities Corp. -
  Ser. 1998 KS2 Cl. AI5
 6.4% due 12/25/23 . . . . . . . . . .            198               198
 Salomon, Inc. - Sr. Notes
 7.2% due 02/01/04 . . . . . . . . . .            500               530
 Saxon Asset Securities Trust 2002 -
  CTF Cl. AF2
 3.985% due 03/04/17 . . . . . . . . .          2,000             2,012
 Vanderbilt & Mortgage, Inc. 2001 - Sr.
  Sub CTF Cl. A2
 4.235% due 08/07/14 . . . . . . . . .          1,000             1,006
                                                              ---------
                                                                 30,925
Diversified Telecommunication Services - 0.3%
 Verizon Global Funding Corp. - Notes
 6.75% due 12/01/05  . . . . . . . . .            500               518

Electric/Gas - 0.3%
 Niagara Mohawk Power Corp. - Sr. Notes
 7.25% due 10/01/02  . . . . . . . . .            499               505

Finance - 2.8%
 Marsh & McLennan Cos, Inc. - Sr. Notes
 6.625% due 06/15/04 . . . . . . . . .          2,000             2,115
 Morgan Stanley Group, Inc.
 6.1% due 04/15/06 . . . . . . . . . .            800               834
 Residential Funding and Mortgage
  Securities Trust II 2001 - Cl. A2
 5.37% due 02/25/15  . . . . . . . . .          2,000             2,023
                                                              ---------
                                                                  4,972
Food & Drug Retailing - 0.6%
 Safeway, Inc. - Notes
 7.0% due 09/15/02 . . . . . . . . . .          1,100             1,109

Health Care Equipment & Supplies - 1.1%
 Pfizer, Inc. - Notes
 3.625% due 11/01/04 . . . . . . . . .          2,000             2,013

Health Care Providers & Services - 0.9%
 Columbia/HCA Healthcare Corp.
 6.91% due 06/15/05  . . . . . . . . .            500               517
 Tenet Healthcare Corp. - Sr. Notes
 5.375% due 11/15/06 . . . . . . . . .          1,000             1,010
                                                              ---------
                                                                  1,527
Media - 0.4%
 Turner Broadcasting Systems, Inc. -
  Sr. Notes
 7.4% due 02/01/04 . . . . . . . . . .            744               770

Metals & Mining - 0.6%
 Minnesota Mining & Manufacturing Co.
 4.15% due 06/30/05  . . . . . . . . .          1,000             1,013

Multiline Retail - 1.5%
 Wal Mart Stores, Inc. - Sr. Notes
 4.375% due 08/01/03 . . . . . . . . .          1,250             1,277
 5.45% due 08/01/06  . . . . . . . . .          1,250             1,304
                                                              ---------
                                                                  2,581
Oil & Gas - 2.4%
 Amerada Hess Corp. - Notes
 5.3% due 08/15/04 . . . . . . . . . .          1,500             1,545
 Conoco, Inc. - Notes
 5.9% due 04/15/04 . . . . . . . . . .          2,550             2,656
                                                              ---------
                                                                  4,201
Paper & Forest Products - 0.8%
 Weyerhaeuser Co. - Notes 144A (a)
 5.5% due 03/15/05 . . . . . . . . . .          1,300             1,336

Personal Products - 1.4%
 Colgate Palmolive Co.
 3.98% due 04/29/05  . . . . . . . . .          1,500             1,514
 Unilever Corp. - Notes
 6.75% due 11/01/03  . . . . . . . . .          1,000             1,051
                                                              ---------
                                                                  2,565
Real Estate Investment Trust - 1.4%
 EOP Operating, Ltd. Partnership -
  Notes
 6.375% due 02/15/03 . . . . . . . . .          1,000             1,021
 Spieker Properties, Inc. - Notes
 6.95% due 12/15/02  . . . . . . . . .          1,500             1,525
                                                              ---------
                                                                  2,546
Telephone - 0.3%
 Bellsouth Corp. - Notes
 5.0% due 10/15/06 . . . . . . . . . .            500               504

Tobacco - 0.4%
 Philip Morris Cos., Inc. - Debs.
 8.25% due 10/15/03  . . . . . . . . .            640               680

U.S. Government Agencies - 22.2%
 Federal Home Loan Bank
 8.0% due 06/01/10 . . . . . . . . . .            569               600

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
SHORT-TERM  U.S. BOND FUND

                                                 Par             Market
            Name of Issuer                      Value             Value
                                               (000's)           (000's)
PUBLICLY-TRADED BONDS - CONTINUED
U.S. Government Agencies - Continued
 Federal Home Loan Corp.
 7.0% due 08/01/12 . . . . . . . . . .         $1,702         $   1,795
 Federal Home Loan Mortgage Corp.
 6.5% due 11/15/20 . . . . . . . . . .          1,874             1,892
 6.5% due 12/01/09 . . . . . . . . . .          2,829             2,948
 7.0% due 12/01/10 . . . . . . . . . .          1,518             1,595
 7.5% due 11/01/09 . . . . . . . . . .          2,520             2,652
 Federal National Mortgage Assoc.
 3.426% due 09/25/26 . . . . . . . . .          1,500             1,500
 3.625% due 04/15/04 . . . . . . . . .          2,000             2,025
 3.875% due 03/15/05 . . . . . . . . .          2,000             2,018
 4.375% due 10/15/06 . . . . . . . . .          1,800             1,810
 5.25% due 06/15/06  . . . . . . . . .          1,400             1,457
 5.25% due 02/28/17  . . . . . . . . .          5,000             5,131
 6.0% due 01/01/11 . . . . . . . . . .          1,797             1,860
 6.5% due 09/01/02 . . . . . . . . . .            355               357
 7.0% due 01/01/03 . . . . . . . . . .          1,422             1,432
 7.0% due 12/01/10 . . . . . . . . . .          1,048             1,108
 7.5% due 08/01/09 . . . . . . . . . .          2,446             2,600
 8.0% due 09/25/16 . . . . . . . . . .          2,335             2,510
 Federal National Mortgage Assoc. -
  Notes
 4.75% due 11/14/03  . . . . . . . . .          1,500             1,546
 Government National Mortgage Assoc.
 7.0% due 12/15/08 . . . . . . . . . .          2,490             2,641
                                                              ---------
                                                                 39,477
U.S. Governmental - 13.4%
 U.S. Treasury - Notes
 2.75% due 10/31/03  . . . . . . . . .          3,739             3,760
 3.25% due 05/31/04  . . . . . . . . .            320               323
 3.375% due 04/30/04 . . . . . . . . .          4,000             4,042
 3.5% due 11/15/06 . . . . . . . . . .          1,389             1,364
 3.625% due 03/31/04 . . . . . . . . .          4,200             4,265
 4.25% due 11/15/03  . . . . . . . . .          2,880             2,953
 5.25% due 05/15/04  . . . . . . . . .          2,355             2,461
 5.875% due 02/15/04 . . . . . . . . .          3,810             4,009
 6.75% due 05/15/05  . . . . . . . . .            572               624
                                                              ---------
                                                                 23,801
Wireless Telecommunications Services - 0.2%
 Verozon Wireless Capital LLC - Notes
  144A (a)
 5.375% due 12/15/06 . . . . . . . . .            350               326
                                                              ---------
          TOTAL PUBLICLY-TRADED BONDS-           95.7%          170,105

SHORT-TERM INVESTMENTS - 4.6%
Investment in Joint trading account (Note B)
  1.885% due 07/01/02  . . . . . . . .          8,129             8,129
                                               -------        ---------
                    TOTAL INVESTMENTS-          100.3%          178,234
  Payables, less cash and receivables-           (0.3)%            (504)
                                               -------        ---------
                           NET ASSETS-          100.0%        $ 177,730
                                               =======        =========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, securities aggregated $7,690 or 4.32% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                            Market
             Name of Issuer                 Shares          Value
                                                           (000's)
COMMON STOCK
Airlines - 0.8%
 ExpressJet Holdings, Inc. * . . . . . .     22,700       $     296
 SkyWest, Inc. * . . . . . . . . . . . .      8,200             192
                                                          ---------
                                                                488
Banks - 6.4%
 BOK Financial Corp. * . . . . . . . . .     10,300             345
 Citizens Banking Corp. *  . . . . . . .      7,600             220
 First Midwest Bancorp, Inc. . . . . . .     17,750             493
 Fulton Financial Corp.  . . . . . . . .     20,737             393
 Net.Bank, Inc. *  . . . . . . . . . . .     30,900             360
 Santander BanCorp . . . . . . . . . . .     15,000             256
 Southern Financial Bancorp. . . . . . .      8,800             281
 Sterling Bancshares, Inc. . . . . . . .     61,500             908
 Waypoint Financial Corp. *  . . . . . .     38,800             758
                                                          ---------
                                                              4,014
Beverages - 0.5%
 Robert Mondavi Corp. - Cl. A *  . . . .      8,200             281

Biotechnology - 2.7%
 Aclara Biosciences Inc. * . . . . . . .     40,200              69
 Exelixis, Inc. *  . . . . . . . . . . .     45,000             339
 ILEX Oncology, Inc. * . . . . . . . . .     23,100             325
 Illumina, Inc. *  . . . . . . . . . . .     63,500             427
 Kendle International, Inc. *  . . . . .     24,200             329
 Lexicon Genetics, Inc. *  . . . . . . .     32,500             159
                                                          ---------
                                                              1,648
Building Products - 0.6%
 York International Corp.  . . . . . . .     11,500             389

Chemicals - 4.6%
 Ferro Corp. . . . . . . . . . . . . . .     45,000           1,357
 Methanex Corp. *  . . . . . . . . . . .     40,300             333
 NOVA Chemicals Corp.  . . . . . . . . .     10,000             225
 OM Group, Inc.  . . . . . . . . . . . .      4,900             304
 The Scotts Co. - Cl A * . . . . . . . .     13,800             626
                                                          ---------
                                                              2,845
Commercial Services & Supplies - 5.3%
 Administaff, Inc. . . . . . . . . . . .     17,600             176
 Arbitron, Inc. *  . . . . . . . . . . .     11,600             362
 Armor Holdings, Inc. *  . . . . . . . .     23,400             597
 Costar Group, Inc. *  . . . . . . . . .     19,000             390
 Ionics, Inc. *  . . . . . . . . . . . .     16,100             390
 LendingTree, Inc. * . . . . . . . . . .     41,000             521
 Resources Connection, Inc. *  . . . . .     17,000             459
 Steiner Leisure, Ltd. * . . . . . . . .     18,500             268
 West Corp. *  . . . . . . . . . . . . .      6,700             148
                                                          ---------
                                                              3,311
Communications Equipment - 1.5%
 Advanced Fibre Communications, Inc. * .      8,200             135
 Alliance Fiber Optic Products, Inc. * .     34,700              25
 Aspect Communications Corp. * . . . . .     98,400             315
 Cable Design Technologies Corp. * . . .     36,000             369
 Carrier Access Corp. *  . . . . . . . .     32,900              36
 Metwave Communications Corp. *  . . . .    346,000              73
                                                          ---------
                                                                953
Computers & Peripherals - 0.8%
 Gateway, Inc. . . . . . . . . . . . . .     59,500             264
 Intergraph Corp. *  . . . . . . . . . .     14,000             244
                                                          ---------
                                                                508
Construction & Engineering - 0.7%
 Quanta Services, Inc. * . . . . . . . .     42,500             420

Containers & Packaging - 1.1%
 AptarGroup, Inc.  . . . . . . . . . . .     22,800             701

Distributors - 0.5%
 Lithia Motors, Inc. - Cl. A * . . . . .     11,700             315

Diversified Financials - 2.5%
 American Capital Strategies, Ltd. . . .     36,600           1,005
 Jefferies Group, Inc. . . . . . . . . .      6,500             274
 Medallion Financial Corp. . . . . . . .     39,000             206
 Saxon Capital, Inc. * . . . . . . . . .      5,000              81
                                                          ---------
                                                              1,566
Electrical Equipment - 4.4%
 Advanced Energy Industries, Inc. *  . .     31,400             697
 American Superconductor Corp. * . . . .     26,400             144
 Electro Scientific Industries, Inc. * .     30,900             751
 Power Integrations, Inc. *  . . . . . .     17,200             308
 Power One, Inc. * . . . . . . . . . . .     47,000             292
 Rayovac Corp. * . . . . . . . . . . . .     19,600             363
 Valence Technology, Inc. *  . . . . . .     37,000              51
 Wesco International, Inc. * . . . . . .     23,600             149
                                                          ---------
                                                              2,755
Electronic Equipment & Instruments - 4.8%
 Credence Systems Corp. *  . . . . . . .     47,800             849
 Ixia *  . . . . . . . . . . . . . . . .     37,400             218
 Nanometrics, Inc. * . . . . . . . . . .     26,200             416
 Newport Corp. . . . . . . . . . . . . .     19,000             298
 Rudolph Technologies, Inc. *  . . . . .        900              22
 Therma-Wave, Inc. * . . . . . . . . . .     39,200             446
 Veeco Instruments, Inc. * . . . . . . .     24,600             569
 Zygo Corp. *  . . . . . . . . . . . . .     22,600             182
                                                          ---------
                                                              3,000
Energy Equipment & Services - 2.5%
 Hydril Co. *  . . . . . . . . . . . . .     13,100             351
 Newpark Resources, Inc. * . . . . . . .     45,000             331
 San Juan Basin Royalty Trust  . . . . .     40,600             449
 Seacor Smit, Inc. * . . . . . . . . . .      9,200             436
                                                          ---------
                                                              1,567
Food Products - 3.8%
 Corn Products International, Inc. . . .     10,700             333

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                            Market
             Name of Issuer                 Shares          Value
                                                           (000's)
COMMON STOCK - CONTINUED

Food Products - Continued
 Dreyer's Grand Ice Cream, Inc.  . . . .     19,200       $   1,317
 Hain Celestial Group, Inc. *  . . . . .     24,200             448
 Tootsie Roll Industries, Inc. . . . . .      7,730             298
                                                          ---------
                                                              2,396
Gas Utilities - 2.2%
 Energen Corp. . . . . . . . . . . . . .     30,600             841
 Southwest Gas Corp. . . . . . . . . . .     21,200             525
                                                          ---------
                                                              1,366
Health Care Equipment & Supplies - 2.5%
 ChromaVision Medical Systems, Inc. *  .     35,600              64
 Conceptus, Inc. . . . . . . . . . . . .     14,500             239
 CTI Molecular Imaging, Inc. . . . . . .      4,100              94
 MedSourceTechnologies, Inc. * . . . . .      8,600             105
 Wilson Greatbatch Technologies, Inc. *      19,400             494
 Wright Medium Group, Inc. * . . . . . .     28,900             583
                                                          ---------
                                                              1,579
Health Care Providers & Services - 0.6%
 LifePoint Hospitals, Inc. * . . . . . .     10,500             381

Hotels Restaurants & Leisure - 4.7%
 California Pizza Kitchen, Inc. *  . . .     24,900             617
 CEC Entertainment, Inc. * . . . . . . .      7,000             289
 Four Seasons Hotels, Inc. . . . . . . .      4,500             211
 International Speedway Corp. - Cl. A  .      8,200             329
 Landry's Seafood Restaurants, Inc. *  .      5,700             145
 Ruby Tuesday, Inc.  . . . . . . . . . .     33,700             654
 Speedway Motorsports, Inc. *  . . . . .     27,200             692
                                                          ---------
                                                              2,937
Household Durables - 1.2%
 American Greetings Corp. - Cl. A *  . .     30,400             506
 Libbey, Inc.  . . . . . . . . . . . . .      7,800             266
                                                          ---------
                                                                772
Insurance - 3.4%
 First American Financial Corp.  . . . .     24,100             554
 Max Re Capital, Ltd.  . . . . . . . . .     24,000             324
 Philadelphia Consolidated Holding Corp.      4,800             218
 W.R. Berkley Corp.  . . . . . . . . . .     10,400             572
 Zenith National Insurance Corp. . . . .     14,000             446
                                                          ---------
                                                              2,114
Internet & Catalog Retail - 0.3%
 Gaiam, Inc. - Cl. A * . . . . . . . . .     12,200             179

Internet Software & Services - 3.2%
 Alloy, Inc. * . . . . . . . . . . . . .      5,500              79
 Click Commerce, Inc. *  . . . . . . . .     93,800             105
 Cognizant Technology Solutions Corp. *       9,500             511
 Digital Insight Corp. * . . . . . . . .     23,000             378
 EarthLink, Inc. * . . . . . . . . . . .     40,000             265
 Forrester Research, Inc. *  . . . . . .     10,000             194
 MatrixOne, Inc. * . . . . . . . . . . .     20,300             124
 NIC, Inc. . . . . . . . . . . . . . . .     61,800              92
 Riverdeep Group plc - ADR * . . . . . .     13,700             213
                                                          ---------
                                                              1,961
IT Consulting & Services - 1.0%
 Proquest Co.  . . . . . . . . . . . . .      2,900             103
 UNOVA, Inc. * . . . . . . . . . . . . .     83,000             539
                                                          ---------
                                                                642
Leisure Equipment & Products - 1.3%
 Pinnacle Systems, Inc. *  . . . . . . .     76,000             835

Machinery - 3.3%
 Astec Industries, Inc. *  . . . . . . .     21,300             343
 Briggs & Stratton Corp. . . . . . . . .     23,300             893
 Columbus McKinnon Corp. . . . . . . . .     25,200             218
 Cummins Engine Company, Inc. *  . . . .      5,000             165
 Gardner Denver Machinery, Inc. *  . . .     20,600             412
                                                          ---------
                                                              2,031
Media - 6.3%
 ADVO, Inc. *  . . . . . . . . . . . . .     10,900             415
 Emmis Communications Corp. *  . . . . .     18,500             392
 Entravision Communications - Cl. A *  .     28,500             349
 Insight Communications Company,
  Inc. * . . . . . . . . . . . . . . . .     39,800             467
 Martha Stewart Living Omnimedia, Inc. -
  Cl. A *  . . . . . . . . . . . . . . .     19,500             224
 Media General, Inc. - Cl. A . . . . . .      2,400             144
 Mediacom Communications Corp. * . . . .     22,800             177
 NETFLIX Common, Inc.  . . . . . . . . .      1,000              14
 NetRatings, Inc. *  . . . . . . . . . .     25,900             237
 Penton Media, Inc.  . . . . . . . . . .     26,900              58
 Pixar, Inc. * . . . . . . . . . . . . .      4,600             203
 Radio One, Inc. - Cl. D * . . . . . . .     34,900             519
 World Wrestling Federation
  Entertainment, Inc. *  . . . . . . . .     33,100             483
 Young Broadcasting, Inc. - Cl. A *  . .     15,000             267
                                                          ---------
                                                              3,949
Metals & Mining - 1.0%
 GrafTech International, Ltd. *  . . . .     51,700             636

Multiline Retail - 0.3%
 Factory 2-U Stores, Inc. *  . . . . . .     14,900             206

Oil & Gas - 1.0%
 Cabot Oil & Gas Corp. - Cl. A . . . . .     12,000             274
 Penzoil-Quaker State Co.  . . . . . . .     16,000             345
                                                          ---------
                                                                619
Pharmaceuticals - 3.8%
 3 Dimensional Pharmaceuticals, Inc. * .     14,200              63

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                            Market
             Name of Issuer                 Shares          Value
                                                           (000's)
COMMON STOCK - CONTINUED
Pharmaceuticals - Continued
 American Pharmaceutical Partners, Inc *     12,300       $     152
 Antigenics, Inc. *  . . . . . . . . . .     27,800             274
 Diversa Corp. * . . . . . . . . . . . .     28,200             280
 Durect Corp. *  . . . . . . . . . . . .     17,100             137
 Scios, Inc. * . . . . . . . . . . . . .     12,800             392
 SICOR, Inc. * . . . . . . . . . . . . .      6,100             113
 Tanox, Inc. * . . . . . . . . . . . . .     21,900             237
 Trimeris, Inc. *  . . . . . . . . . . .     16,800             746
                                                          ---------
                                                              2,394
Real Estate Development - 0.8%
 Trammell Crow Co. * . . . . . . . . . .     32,400             468

Real Estate Investment Trust - 4.7%
 America First Mortgage Investments, Inc.    29,000             286
 ANC Rental Corp. *  . . . . . . . . . .     58,400              10
 Annaly Mortgage Management, Inc.  . . .     41,500             805
 Anthracite Capital, Inc. *  . . . . . .     24,900             330
 Insignia Financial Group, Inc. *  . . .     26,700             260
 MeriStar Hospitality Corp.  . . . . . .     28,400             433
 SL Green Realty Corp. . . . . . . . . .     22,800             813
                                                          ---------
                                                              2,937
Real Estate Operations - 0.8%
 Homestore.com, Inc. * . . . . . . . . .    159,800             230
 Reckson Associates Realty Corp. . . . .      8,500             212
                                                          ---------
                                                                442
Road & Rail - 0.4%
 Werner Enterprises, Inc. *  . . . . . .     10,266             219

Semiconductor Equipment & Products - 8.8%
 ASM International NV  . . . . . . . . .     22,500             388
 Cymer, Inc. * . . . . . . . . . . . . .     21,000             736
 Emcore Corp. *  . . . . . . . . . . . .     40,400             242
 Exar Corp. *  . . . . . . . . . . . . .     42,500             838
 FEI Co. * . . . . . . . . . . . . . . .     29,600             725
 Helix Technology Corp.  . . . . . . . .     25,900             534
 Kulicke and Soffa Industries *  . . . .     65,400             810
 Logicvision, Inc. Delaware *  . . . . .     19,000             102
 LTX Corp. * . . . . . . . . . . . . . .     60,700             867
 Monolithic Systems Technology, Inc. * .     17,200             193
 Multi-Link Technology Corp. - Cl. A * .     55,000              27
 TranSwitch Corp.  . . . . . . . . . . .     70,000              45
                                                          ---------
                                                              5,507
Software - 1.4%
 Acclaim Entertainment, Inc. * . . . . .     48,000             169
 Click2learn.com, Inc. * . . . . . . . .     31,900              54
 Manugistics Group, Inc. * . . . . . . .     21,000             128
 Moldflow Corp. *  . . . . . . . . . . .     15,300             121
 Novell, Inc. *  . . . . . . . . . . . .     55,000             177
 THQ, Inc. * . . . . . . . . . . . . . .      1,800              54
 Witness Systems, Inc. * . . . . . . . .     26,100             193
                                                          ---------
                                                                896
Specialty Retail - 1.7%
 Charlotte Russe Holding, Inc. * . . . .     19,400             433
 Genesco, Inc. * . . . . . . . . . . . .     26,600             648
                                                          ---------
                                                              1,081
Textiles & Apparel - 0.7%
 Galyans Trading, Inc. * . . . . . . . .      3,100              71
 Novel Denim Holdings, Ltd. *  . . . . .     16,000             114
 Vans, Inc. *  . . . . . . . . . . . . .     29,000             236
                                                          ---------
                                                                421
                                                          ---------
                      TOTAL COMMON STOCK-      98.9%         61,729

                                              Par
                                             Value
                                            (000's)
SHORT-TERM INVESTMENTS - 1.0%
 Investment in joint trading account
  (Note B) . . . . . . . . . . . . . . .
  1.885% due 07/01/02  . . . . . . . . .   $    656             656
                                           ---------      ---------
                       TOTAL INVESTMENTS-      99.9%         62,385
     Cash and Receivables, less payables-       0.1%             42
                                           ---------      ---------
                              NET ASSETS-     100.0%      $  62,427
                                           ========       =========

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                Market
              Name of Issuer                   Shares            Value
                                                                (000's)
COMMON STOCK
Australia - 1.0%
 Brambles Industries, Ltd. * (BO) . . . .      61,146           $    325
 Broken Hill Proprietary Co., Ltd. * (BF)      66,000                383
 National Australia Bank, Ltd. * (JP) . .      10,400                207
                                                               ---------
                                                                     915
Belgium - 0.6%
 DEXIA NPV * (JP) . . . . . . . . . . . .      22,050                341
 Fortis NPV * (JQ)  . . . . . . . . . . .       6,610                141
 UCB SA * (JO)  . . . . . . . . . . . . .       2,671                 98
                                                               ---------
                                                                     580
Canada - 2.1%
 Alcan Aluminum, Ltd. (BF)  . . . . . . .      14,762                561
 Inco, Ltd. * (BF)  . . . . . . . . . . .      31,100                699
 Royal Bank of Canada (JP)  . . . . . . .      19,280                667
                                                               ---------
                                                                   1,927
Denmark - 0.4%
 Novo Nordisk AS * (JO) . . . . . . . . .       7,600                251
 Tele Danmark AS (J1) . . . . . . . . . .       4,608                127
                                                               ---------
                                                                     378
Egypt - 0.2%
 Egypt Mobile Phone (J2)  . . . . . . . .      24,259                143

Finland - 1.2%
 Nokia Oyj * (JW) . . . . . . . . . . . .      74,005              1,081

France - 12.6%
 Altran Technologies SA * (JU)  . . . . .       3,450                100
 AXA (JR) * . . . . . . . . . . . . . . .      25,800                471
 BNP Paribas EUR2 * (JP)  . . . . . . . .      23,502              1,297
 Bouygues SA * (J2) . . . . . . . . . . .       4,000                112
 Cap Gemini SA * (JU) . . . . . . . . . .         977                 39
 CIE De ST Gobain (95)  . . . . . . . . .      12,792                573
 Equant * (J1)  . . . . . . . . . . . . .       1,905                 11
 Groupe Danone * (JH) . . . . . . . . . .         850                117
 Hermes International * (BY)  . . . . . .       2,297                362
 L'Oreal SA * (JK)  . . . . . . . . . . .         550                 43
 Lafarge SA * (BD)  . . . . . . . . . . .         416                 41
 LVMH * (Louis Vuitton Moet Hennessy) (BY)      5,277                265
 Orange SA * (J2) . . . . . . . . . . . .      27,590                127
 Pinault-Printemps-Redoute SA * (JD)  . .       1,758                208
 Rhone-Poulenc SA * (JO)  . . . . . . . .      19,626              1,388
 Sanofi-Synthelabo SA * (JO)  . . . . . .      16,143                980
 Schneider SA * (BK)  . . . . . . . . . .       9,145                491
 Societe Generale - Cl. A * (JP)  . . . .       3,932                259
 Societe Television Francaise (JA)  . . .      24,594                657
 Sodexho Alliance SA * (BZ) . . . . . . .      20,134                762
 STMicroelectronics * (J0)  . . . . . . .      10,277                256
 Thomson Multimedia * (BW)  . . . . . . .       7,900                187
 Total Fina SA - Cl. B * (BB) . . . . . .      14,913              2,417
 Vivendi Universal SA * (JA)  . . . . . .       8,113                175
                                                               ---------
                                                                  11,338

Germany - 2.9%
 Allianz AG - Reg. * (JR) . . . . . . . .       3,318                669
 Bayer AG * (BC)  . . . . . . . . . . . .       3,605                115
 Bayerische Vereinsbank AG * (JP) . . . .       2,788                 91
 Deutsche Bank AG * (JP)  . . . . . . . .       7,200                500
 Deutsche Telekom AG * (J1) . . . . . . .       2,945                 27
 E.On AG (J3) . . . . . . . . . . . . . .       7,332                425
 Gehe AG * (JM) . . . . . . . . . . . . .       6,959                290
 Rhoen-Klinikum AG * (JM) . . . . . . . .       2,966                148
 SAP AG * (JV)  . . . . . . . . . . . . .       2,080                203
 Siemens AG * (BL)  . . . . . . . . . . .       1,832                110
                                                               ---------
                                                                   2,578
Greece - 0.1%
 Hellenic Telecommunication Organization
  SA * (J1) . . . . . . . . . . . . . . .       7,500                118

Hong Kong - 1.4%
 Cheung Kong Holdings, Ltd. * (JS)  . . .      47,000                392
 Henderson Land Development Co., Ltd. *
  (JS). . . . . . . . . . . . . . . . . .      75,000                310
 HSBC Holdings plc (JP) . . . . . . . . .      29,600                341
 Hutchison Whampoa, Ltd. * (BL) . . . . .      28,900                216
                                                               ---------
                                                                   1,259
Hungary - 0.3%
 Gedeon Richter * (JO)  . . . . . . . . .       4,810                275

India - 1.1%
 Global Tele-Systems, Ltd. (JU) . . . . .       3,000                  7
 HDFC Bank Ltd. * (JP)  . . . . . . . . .      25,000                103
 Hindustan Lever Ltd. (JJ)  . . . . . . .     150,800                597
 Icici Banking (JP) . . . . . . . . . . .      29,000                 82
 Reliance Industries, Inc. * (BC) . . . .      35,000                193
                                                               ---------
                                                                     982
Italy - 5.1%
 Alleanza Assicurazioni * (JR)  . . . . .      39,780                381
 Assicurazioni Generali * (JR)  . . . . .       6,280                149
 Banca Intesa SpA (JP)  . . . . . . . . .     291,303                887
 Bipop-Carire SpA * (JQ)  . . . . . . . .      32,500                 44
 ENI * (BB)   . . . . . . . . . . . . . .      58,172                923
 Mediaset SpA * (JA)  . . . . . . . . . .      10,000                 77
 Mediolanum SpA * (JQ)  . . . . . . . . .      19,135                114
 Olivetti SpA * (J1)  . . . . . . . . . .      79,708                 85
 San Paolo-IMI SpA * (JP) . . . . . . . .       2,508                 25
 Telecom Italia Mobile SpA * (J2) . . . .     145,960                597
 Telecom Italia SpA * (J1)  . . . . . . .      43,680                341
 Telecom Italia SpA - RNC (J1)  . . . . .      43,200                229
 UniCredito Italiano SpA * (JP) . . . . .     155,443                702
                                                               ---------
                                                                   4,554
Japan - 10.9%
 Canon, Inc. * (JZ) . . . . . . . . . . .      26,000                983
 Credit Saison Co., Ltd. (JQ) . . . . . .      12,400                294
 Dai-Ichi Pharmaceutical Co., Ltd. * (JO)       8,000                146

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                Market
              Name of Issuer                   Shares            Value
                                                                (000's)
COMMON STOCK - CONTINUED
Japan - Continued
 DDI Corp. (J2) . . . . . . . . . . . . .          85          $     262
 Fanuc, Ltd. * (BM) . . . . . . . . . . .       3,000                151
 Fuji Television Network, Inc. (JA) . . .          36                208
 Fujisawa Pharmeceutical Co., Ltd. * (JO)      21,000                503
 Hitachi Chemical * (JY)  . . . . . . . .      14,800                165
 Ito-Yokado Co., Ltd. * (JD)  . . . . . .       8,000                401
 Keyence Corp. * (JY) . . . . . . . . . .         400                 85
 Kyocera Corp. * (JY) . . . . . . . . . .       3,200                234
 Marui Co., Ltd. * (JD) . . . . . . . . .      27,000                342
 Mitsui Fudosan Co., Ltd. * (JS)  . . . .      38,000                336
 Murata Manufacturing Co., Ltd. * (JY)  .       5,200                334
 Nippon Telegraph & Telephone Corp. * (J1)         22                 91
 Nomura Securities Co., Ltd. * (JQ) . . .      27,000                396
 NTT Mobile Communications Network, Inc. *
  (J2). . . . . . . . . . . . . . . . . .         301                741
 Rohm Co., Ltd. * (J0)  . . . . . . . . .       1,200                179
 Secom Co. (BO) . . . . . . . . . . . . .       4,000                196
 Seven-Eleven Japan * (JF)  . . . . . . .      14,000                551
 Shin-Etsu Chemical Co. * (BC)  . . . . .       5,300                228
 Shiseido Co., Ltd. * (JK)  . . . . . . .      14,000                187
 SMC Corp. * (BM) . . . . . . . . . . . .       1,500                177
 Sony Corp. * (BW)  . . . . . . . . . . .      15,500                819
 Sumitomo Corp. * (BN)  . . . . . . . . .      34,000                206
 Takeda Chemical Industries * (JO)  . . .       7,000                307
 Takefuji Corp. * (JQ)  . . . . . . . . .       2,980                207
 Toshiba Corp. * (JX) . . . . . . . . . .      43,000                175
 Toyota Motor Corp. * (BV)  . . . . . . .      22,500                597
 Yamanouchi Pharmaceutical Co., Ltd. *
  (JO). . . . . . . . . . . . . . . . . .      13,000                337
                                                               ---------
                                                                   9,838
Luxembourg - 0.1%
 Society Europeenne des Satellites (JA) .       7,670                 83

Malaysia - 1.8%
 Magnum Corp. Berhad * (BZ) . . . . . . .     435,000                307
 Malayan Banking Berhad * (JP)  . . . . .     174,800                405
 Resorts World Berhad * (BZ)  . . . . . .     151,000                421
 Sime Darby Berhad * (BL) . . . . . . . .     337,000                443
                                                               ---------
                                                                   1,576
Mexico - 1.3%
 Cifra SA de CV - Ser. V * (JD) . . . . .      83,100                225
 Fomento Economico Mexicano SA de CV *
  (JG). . . . . . . . . . . . . . . . . .     113,000                441
 Grupo Financiero Bancomer SA de CV -
  Cl. O * (JP). . . . . . . . . . . . . .     580,000                473
                                                               ---------
                                                                   1,139
Netherlands - 5.8%
 Akzo Nobel NV * (BC) . . . . . . . . . .         920                 40
 ASM Lithography Holding NV (J0)  . . . .      26,360                417
 Elsevier NV * (JA) . . . . . . . . . . .      18,790                256
 Fortis NPV * (JQ)  . . . . . . . . . . .      15,610                332
 ING Groep NV CVA (JQ)  . . . . . . . . .      51,070              1,309
 Koninklije KPN NV * (J1) . . . . . . . .      40,100                187
 Koninklijke * (Royal) Philips Electronics
  NV (BW) . . . . . . . . . . . . . . . .      37,359              1,041
 Koninklijke Ahold NV * (JF)  . . . . . .       7,800                164
 Royal Dutch Petroleum Co. * (BB) . . . .       8,200                456
 VNU NV * (JA)  . . . . . . . . . . . . .      28,424                788
 Wolters Kluwer NV - CVA * (JA) . . . . .      13,615                258
                                                               ---------
                                                                   5,248
Norway - 0.3%
 Orkla ASA * (JH) . . . . . . . . . . . .      13,750                265
 Statoil ASA * (BB)   . . . . . . . . . .       4,750                 42
                                                               ---------
                                                                     307
Portugal - 0.3%
 Jeronimo Martins SGPS SA * (JF)  . . . .       9,583                 67
 Portugal Telecom SA * (J1) . . . . . . .      26,934                190
                                                               ---------
                                                                     257
Singapore - 0.8%
 DBS Group Holdings, Ltd. * (JP)  . . . .      17,000                119
 United Overseas Bank, Ltd. * (JP)  . . .      82,072                590
                                                               ---------
                                                                     709

South Africa - 0.5%
 Nedcor, Ltd. * (JP)  . . . . . . . . . .      39,700                448

South Korea - 2.4%
 Kookmin Bank * (JP)    . . . . . . . . .       7,420                360
 Samsung Electronics * (J0) . . . . . . .       3,700              1,012
 Shinhan Financial (JP) . . . . . . . . .      16,800                238
 SK Telecom Co., Ltd. * (J2)  . . . . . .       2,300                515
                                                               ---------
                                                                   2,125
Spain - 2.6%
 Banco Bilbao Vizcaya SA * (JP) . . . . .      53,580                605
 Banco Santander Central Hispano SA * (JP)     55,800                442
 Endesa SA * (J3) . . . . . . . . . . . .      19,042                276
 Gas Natural SDG SA - E Shares * (J4) . .      15,340                295
 Inditex (JE) . . . . . . . . . . . . . .       8,500                179
 Repsol SA * (BB) . . . . . . . . . . . .       9,614                113
 Telefonica SA * (J1) . . . . . . . . . .      51,449                431
                                                               ---------
                                                                   2,341
Sweden - 2.9%
 Electrolux AB - Ser. B * (BW)  . . . . .      14,910                300
 Hennes & Mauritz AB - B Shares * (JE)  .      19,510                390
 Nordic Baltic Holding AB (JP)  . . . . .      40,120                218
 SANDVIK AB * (BM)  . . . . . . . . . . .       2,220                 55
 Securitas AB - B Shares * (BO) . . . . .      72,328              1,484
 Telefonaktiebolaget LM Ericsson AB (JW)      123,930                187
                                                               ---------
                                                                   2,634

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                Market
              Name of Issuer                  Shares             Value
                                                                (000's)
COMMON STOCK - CONTINUED
Switzerland - 4.7%
 Adecco SA * (BO)   . . . . . . . . . . .      18,800          $   1,114
 Credit Suisse Group * (JP) . . . . . . .       4,700                149
 Nestle SA CHF1 * (JH)    . . . . . . . .       6,892              1,603
 Roche Holdings AG * (JO)   . . . . . . .       6,200                468
 UBS AG * (JP)    . . . . . . . . . . . .      18,266                917
                                                               ---------
                                                                   4,251
Taiwan - 2.0%
 Asustek Computer * (JX)  . . . . . . . .      88,000                265
 Hon Hai Precision Insustry Co., Ltd. Cl.
  G * (JY)  . . . . . . . . . . . . . . .      53,000                216
 Quanta Computer, Inc. (JX) . . . . . . .      72,000                203
 Taiwan Semiconductor * (J0)  . . . . . .     302,940                616
 United Microelectronics Corp. * (J0) . .     444,000                533
                                                               ---------
                                                                   1,833
Thailand - 0.8%
 Bangkok Bank * (JP)    . . . . . . . . .     284,000                383
 Siam Commercial Bank * (BL)    . . . . .     534,000                372
                                                               ---------
                                                                     755
United Kingdom - 21.7%
 Abbey National First Capital BV (JP) . .      16,067                189
 AstraZeneca Group plc * (JO) . . . . . .      22,852                946
 Autonomy Corp. plc * (JV)  . . . . . . .       7,832                 32
 BG Group plc * (BB)  . . . . . . . . . .      16,019                 70
 BP Amoco plc (BB)  . . . . . . . . . . .      83,000                697
 Brambles Industries * (BO)   . . . . . .     118,880                595
 Cable & Wireless plc * (J1)  . . . . . .      41,270                105
 Cadbury Schweppes plc * (JH) . . . . . .      53,203                399
 Celltech Group plc * (JN)  . . . . . . .      18,166                144
 Centrica plc * (J4)  . . . . . . . . . .      33,700                104
 Compass Group plc * (BZ) . . . . . . . .     165,930              1,007
 David S. Smith Holdings plc (BE) . . . .      25,760                 69
 Diageo plc * (JG)  . . . . . . . . . . .      50,925                661
 Dimension Data Holdings plc * (JU) . . .      12,500                  8
 Electrocomponents plc * (BN) . . . . . .      40,030                224
 Friends Provident plc * (JR)   . . . . .      21,930                 48
 GKN * (BU)   . . . . . . . . . . . . . .       5,000                 23
 GlaxoSmithKline plc * (JO) . . . . . . .     130,281              2,817
 Granada Compass plc * (JA) . . . . . . .     191,250                325
 Hays plc * (BO)  . . . . . . . . . . . .     130,323                306
 Hilton Group plc * (BZ)  . . . . . . . .      23,000                 80
 J Sainsbury plc * (JF) . . . . . . . . .      35,630                193
 Kingfisher plc * (JE)    . . . . . . . .      49,916                241
 Lattice Group * (J4) . . . . . . . . . .      10,522                 27
 Reckitt Benckiser plc * (JJ) . . . . . .       6,459                116
 Reed International plc (JA)  . . . . . .     180,615              1,717
 Rio Tinto plc - Reg. * (BF)  . . . . . .      46,535                854
 Royal Bank of Scotland Group * (JP)  . .      71,233              2,020
 Shell Transport & Trading Co. plc * (BB)     192,097              1,450
 Standard Chartered plc * (JP)  . . . . .      15,900                170
 Tesco plc * (JF) . . . . . . . . . . . .     223,130                811
 Tomkins plc (BL) . . . . . . . . . . . .      99,596                385
 Unilever plc * (JH)  . . . . . . . . . .      54,588                498
 United Business Media (JA) . . . . . . .      12,193                 81
 Vodafone AirTouch plc (J2) . . . . . . .     898,244              1,233
 Woolworths Group * (BL)    . . . . . . .      54,028                 34
 WPP Group plc * (JA) . . . . . . . . . .     106,700                901
                                                               ---------
                                                                  19,580
United States - 5.5%
 America Movil SA de CV - ADR Ser. L (J2)      22,300                299
 Bank Nova Scotia Halifax * (JP)    . . .       8,000                266
 Celestica, Inc. * (JY) . . . . . . . . .      16,097                366
 Check Point Software Technologies,
  Ltd. *(JT). . . . . . . . . . . . . . .       9,701                132
 Coca-Cola Co. - ADR (JG) . . . . . . . .      14,000                336
 Companhia Vale do Rio Doce - ADR * (BF)       14,969                388
 Compania Brasileira de Distribuicao
  Grupo Pao de Acucar - ADR (JF)  . . . .      18,500                329
 Embraer - Empresa Brasileira de
  Aeronautica SA * (BH) . . . . . . . . .       7,994                171
 Flextronics International, Ltd. * (JY) .      18,212                130
 Grupo Iusacell SA de CV - ADR V * (J2) .       9,000                 15
 Icici Bank, Ltd. - ADR (JQ)  . . . . . .      35,080                246
 KT Corp. ADR * (J1)    . . . . . . . . .      22,266                482
 Lukoil Holding - ADR * (BB)  . . . . . .       6,350                412
 Mobile Systems - ADR (J2)  . . . . . . .       6,900                209
 Orbotech, Ltd. * (JY)  . . . . . . . . .       8,300                188
 POSCO - ADR (BF) . . . . . . . . . . . .      14,619                399
 SmartForce Public Limited Co. - ADR *
  (JT). . . . . . . . . . . . . . . . . .       5,076                 17
 Telefonica SA * (J1) . . . . . . . . . .       4,971                124
 Telefonos de Mexico SA - ADR (J1)  . . .       2,291                 73
 Teva Pharmaceutical Industries, Ltd. -
  ADR * (JO)  . . . . . . . . . . . . . .       6,100                407
                                                               ---------
                                                                   4,989
                                                               ---------
                      TOTAL COMMON STOCK-        93.4%            84,241
PREFERRED STOCK
Australia - 0.4%
 News Corp., Ltd. (JA)  . . . . . . . . .      82,040                378
Brazil - 0.5%
 Petroleo Brasileiro SA - Petrobras (BB).      23,992                416
                                                               ---------
                   TOTAL PREFERRED STOCK-         0.9%               794

                                                Par
                                               Value
                                              (000's)
COMMERCIAL PAPER - 0.9%
 EURO Time Deposit  . . . . . . . . . . .
  3.0% due 07/01/02 . . . . . . . . . . .    $    789                789

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                Par             Market
              Name of Issuer                   Value             Value
                                              (000's)           (000's)
SHORT-TERM INVESTMENTS - 2.9%
 Investment in joint trading account
  (Note B)
  1.885% due 07/01/02 . . . . . . . . . .      $2,609            $ 2,609
                                               ------            -------
                        TOTAL INVESTMENTS-       98.1%            88,433
      Cash and Receivables, less payables-        1.9%             1,752
                                               ------            -------
                               NET ASSETS-      100.0%           $90,185
                                               ======            =======

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.


SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                     Market       % of
                                     Industry        Value      Long-Term
     Industry                      Abbreviation      (000s)     Investments

Banks  . . . . . . . . . . . .          JP          $13,864           16.3%
Pharmaceuticals  . . . . . . .          JO            8,617           10.1%
Oil & Gas  . . . . . . . . . .          BB            6,996            8.2%
Media  . . . . . . . . . . . .          JA            5,905            6.9%
Wireless Telecommunications
   Services. . . . . . . . . .          J2            4,237            5.0%
Commercial Services & Supplies          BO            4,020            4.7%
Metals & Mining. . . . . . . .          BF            3,284            3.9%
Semiconductor Equipment &
   Products  . . . . . . . . .          J0            3,143            3.6%
Food Products. . . . . . . . .          JH            2,881            3.4%
Diversified Telecommunication
   Services. . . . . . . . . .          J1            2,623            3.1%
Diversified Financials . . . .          JQ            2,610            3.1%
Hotels Restaurants & Leisure .          BZ            2,577            3.0%
Household Durables . . . . . .          BW            2,160            2.5%
Food & Drug Retailing. . . . .          JF            2,117            2.5%
Electronic Equipment &
   Instruments . . . . . . . .          JY            1,775            2.1%
Insurance. . . . . . . . . . .          JR            1,669            2.0%
Beverages. . . . . . . . . . .          JG            1,439            1.7%
Communications Equipment . . .          JW            1,268            1.5%
Industrial Conglomerates . . .          BL            1,251            1.5%
Multiline Retail . . . . . . .          JD            1,176            1.4%
Electric Utilities . . . . . .          J3            1,174            1.4%
Real Estate Investment Trust .          JS            1,038            1.2%
Office Electronics . . . . . .          JZ              983            1.2%
Chemicals. . . . . . . . . . .          BC              883            1.1%
Specialty Retail . . . . . . .          JE              809            0.9%
Household Products . . . . . .          JJ              713            0.8%
Computers & Peripherals. . . .          JX              642            0.8%
Textiles & Apparel . . . . . .          BY              627            0.7%
Automobiles. . . . . . . . . .          BV              597            0.7%
Private Placement. . . . . . .          95              573            0.7%
Electrical Equipment . . . . .          BK              491            0.6%
Health Care Providers &
   Services. . . . . . . . . .          JM              438            0.5%
Trading Companies &
   Distributors. . . . . . . .          BN              430            0.5%
Gas Utilities  . . . . . . . .          J4              427            0.5%
Machinery. . . . . . . . . . .          BM              383            0.4%
Software . . . . . . . . . . .          JV              252            0.3%
Personal Products. . . . . . .          JK              229            0.3%
Aerospace & Defense. . . . . .          BH              171            0.2%
IT Consulting & Services . . .          JU              154            0.2%
Biotechnology. . . . . . . . .          JN              144            0.2%
Internet Software & Services .          JT              132            0.2%
                                                    -------          ------
                                                    $85,035          100.0%
                                                    =======          =====

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                 Market
           Name of Issuer                        Shares           Value
                                                                 (000's)
COMMON STOCK
Aerospace & Defense - 1.3%
 Boeing Co. *  . . . . . . . . . . .             45,437          $ 2,045
 General Dynamics Corp. *  . . . . .             10,992            1,169
 Lockheed Martin Corp. * . . . . . .             24,332            1,691
 Northrop Grumman Corp. *  . . . . .              5,860              733
 Raytheon Co. *  . . . . . . . . . .             20,959              854
 Rockwell Collins, Inc. *  . . . . .             10,366              284
                                                               ---------
                                                                   6,776
Air Freight & Couriers - 0.2%
 Fedex Corp. * . . . . . . . . . . .             16,014              855

Airlines - 0.2%
 AMR Corp. * . . . . . . . . . . . .              7,724              130
 Delta Air Lines, Inc. * . . . . . .              6,679              134
 Southwest Airlines Co. *  . . . . .             40,858              660
                                                               ---------
                                                                     924
Auto Components - 0.4%
 B.F. Goodrich Co. * . . . . . . . .              5,350              146
 Cooper Tire & Rubber Co. *  . . . .              3,306               68
 Dana Corp. *  . . . . . . . . . . .              8,430              156
 Delphi Automotive Systems Corp. * .             29,683              392
 Goodyear Tire & Rubber Co. *  . . .              8,931              167
 Ingersoll-Rand Co. - Cl. A *  . . .              9,245              422
 Johnson Controls, Inc. *  . . . . .              4,526              370
 TRW, Inc. * . . . . . . . . . . . .              6,982              398
 Visteon Corp. * . . . . . . . . . .              6,356               90
                                                               ---------
                                                                   2,209
Automobiles - 0.8%
 Ford Motor Co. *  . . . . . . . . .             97,597            1,561
 General Motors Corp. *  . . . . . .             30,198            1,614
 Harley-Davidson, Inc. * . . . . . .             16,240              833
                                                               ---------
                                                                   4,008
Banks - 7.9%
 AmSouth Bancorp. *  . . . . . . . .             20,039              448
 Bank of America Corp. * . . . . . .             82,999            5,840
 Bank of New York Co., Inc. *  . . .             39,570            1,336
 Bank One Corp. *  . . . . . . . . .             63,245            2,434
 BB&T Corporation *  . . . . . . . .             25,837              997
 Charter One Financial, Inc. * . . .             11,838              407
 Comerica, Inc. *  . . . . . . . . .              9,660              593
 Fifth Third Bancorp * . . . . . . .             31,591            2,106
 First Tennessee National Corp.  . .              6,800              260
 FleetBoston Financial Corp. * . . .             56,595            1,831
 Golden West Financial Corp. * . . .              8,710              599
 Huntington Bancshares, Inc. * . . .             13,796              268
 JP Morgan Chase & Co. . . . . . . .            106,737            3,621
 KeyCorp * . . . . . . . . . . . . .             23,317              637
 Marshall & Ilsley Corp. * . . . . .             11,600              359
 Mellon Financial Corp. *  . . . . .             24,094              757
 National City Corp. * . . . . . . .             32,574            1,083
 Northern Trust Corp. *  . . . . . .             12,124              534
 PNC Bank Corp. *  . . . . . . . . .             15,320              801
 Regions Financial Corp. * . . . . .             12,531              440
 SouthTrust Corp. *  . . . . . . . .             19,033              497
 Suntrust Banks, Inc. *  . . . . . .             15,425            1,045
 Synovus Financial Corp. * . . . . .             15,672              431
 Union Planters Corp. *  . . . . . .             11,098              359
 US Bancorp *  . . . . . . . . . . .            103,490            2,417
 Wachovia Corp. *  . . . . . . . . .             73,685            2,813
 Washington Mutual, Inc. * . . . . .             52,253            1,939
 Wells Fargo & Co. * . . . . . . . .             91,596            4,585
 Zions Bancorp * . . . . . . . . . .              4,934              257
                                                               ---------
                                                                  39,694
Beverages - 3.2%
 Adolph Coors Co. - Cl. B *  . . . .              2,154              134
 Anheuser-Busch Cos., Inc. * . . . .             47,905            2,395
 Brown-Forman Corp. - Cl. B *  . . .              3,800              262
 Coca-Cola Co. * . . . . . . . . . .            133,817            7,494
 Coca-Cola Enterprises, Inc. * . . .             23,948              529
 Pepsi Bottling Group, Inc. *  . . .             15,418              475
 PepsiCo, Inc. * . . . . . . . . . .             95,291            4,593
                                                               ---------
                                                                  15,882
Biotechnology - 0.8%
 Amgen, Inc. * . . . . . . . . . . .             56,217            2,354
 Biogen, Inc.  . . . . . . . . . . .              7,816              324
 Chiron Corp. *  . . . . . . . . . .             10,176              360
 Genzyme Corp. * . . . . . . . . . .             11,100              214
 Immunex Corp. * . . . . . . . . . .             29,277              654
 MedImmune, Inc. * . . . . . . . . .             13,609              359
                                                               ---------
                                                                   4,265
Building Products - 0.2%
 Crane Co. * . . . . . . . . . . . .              3,037               77
 Masco Corp. * . . . . . . . . . . .             26,069              707
                                                               ---------
                                                                     784
Chemicals - 1.4%
 Air Products & Chemicals, Inc. *  .             12,132              612
 Dow Chemical Co. *  . . . . . . . .             48,648            1,673
 E.I. du Pont de Nemours & Co. * . .             53,499            2,375
 Eastman Chemical Co. *  . . . . . .              4,112              193
 Engelhard Corp. * . . . . . . . . .              7,190              204
 Great Lakes Chemical Corp. *  . . .              2,373               63
 Hercules, Inc. *  . . . . . . . . .              4,757               55
 International Flavors & Fragrances,
  Inc. * . . . . . . . . . . . . . .              5,439              177
 PPG Industries, Inc. *  . . . . . .              9,045              560
 Praxair, Inc. * . . . . . . . . . .              8,907              507
 Rohm & Haas Co. * . . . . . . . . .             12,147              492
 Sigma-Aldrich Corp. * . . . . . . .              3,810              191
                                                               ---------
                                                                   7,102
Commercial Services & Supplies - 2.4%
 Allied Waste Industries, Inc. . . .              9,711               93
 Apollo Group, Inc. - Cl. A *  . . .              9,100              359

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                 Market
           Name of Issuer                        Shares           Value
                                                                 (000's)

COMMON STOCK - Continued

Commercial Services & Supplies - Continued
 Automatic Data Processing, Inc. * .             33,708         $  1,468
 Avery Dennison Corp. *  . . . . . .              5,760              361
 Cendant Corp. . . . . . . . . . . .             56,207              893
 Cintas Corp. *  . . . . . . . . . .              9,346              462
 Concord EFS, Inc. * . . . . . . . .             27,801              838
 Convergys Corp. * . . . . . . . . .              8,949              174
 Deluxe Corp. *  . . . . . . . . . .              3,303              128
 Ecolab, Inc. *  . . . . . . . . . .              6,686              309
 Equifax, Inc. * . . . . . . . . . .              7,408              200
 First Data Corp. *  . . . . . . . .             40,840            1,519
 Fiserv, Inc. *  . . . . . . . . . .             10,481              385
 H & R Block, Inc. * . . . . . . . .             10,066              465
 Honeywell International, Inc. * . .             44,239            1,558
 IMS Health, Inc. *  . . . . . . . .             16,029              288
 Paychex, Inc. * . . . . . . . . . .             19,993              626
 Pitney Bowes, Inc. *  . . . . . . .             12,859              511
 R.R. Donnelley & Sons Co. * . . . .              6,471              178
 Robert Half International, Inc. * .              9,055              211
 Sabre Group Holdings, Inc. *  . . .              7,767              278
 Waste Management, Inc. *  . . . . .             33,367              869
                                                               ---------
                                                                  12,173
Communications Equipment - 1.7%
 ADC Telecommunications, Inc.  . . .             44,937              103
 Andrew Corp. *  . . . . . . . . . .              4,668               70
 Avaya, Inc. . . . . . . . . . . . .             20,815              103
 Ciena Corp. * . . . . . . . . . . .             16,176               68
 Cisco Systems, Inc. * . . . . . . .            396,344            5,529
 Comverse Technology, Inc. . . . . .              9,670               89
 Corning, Inc. * . . . . . . . . . .             51,153              182
 JDS Uniphase Corp. *  . . . . . . .             71,391              191
 Lucent Technologies, Inc. * . . . .            187,478              311
 Nortel Networks Corp. . . . . . . .            206,834              300
 Qualcomm, Inc. *  . . . . . . . . .             41,301            1,135
 Scientific-Atlanta, Inc. *  . . . .              7,837              129
 Tellabs, Inc. . . . . . . . . . . .             21,195              131
                                                               ---------
                                                                   8,341
Computers & Peripherals - 3.2%
 Apple Computer, Inc. *  . . . . . .             19,008              337
 Dell Computer Corp. * . . . . . . .            141,083            3,688
 EMC Corp. * . . . . . . . . . . . .            120,922              913
 Gateway, Inc. . . . . . . . . . . .             15,570               69
 Hewlett-Packard Co. * . . . . . . .            162,109            2,477
 International Business Machines
  Corp. *  . . . . . . . . . . . . .             92,727            6,676
 Lexmark International Group, Inc. -
  Cl. A *  . . . . . . . . . . . . .              7,187              391
 NCR Corp. * . . . . . . . . . . . .              4,940              171
 Network Appliance, Inc. * . . . . .             18,073              225
 Palm, Inc. *  . . . . . . . . . . .             30,986               55
 Sun Microsystems, Inc.  . . . . . .            174,537              874
                                                               ---------
                                                                  15,876

Construction & Engineering - 0.1%
 American Standard Cos., Inc. *  . .              3,800              285
 Fluor Corp. * . . . . . . . . . . .              4,515              176
 McDermott International, Inc. * . .              4,089               33
                                                               ---------
                                                                     494
Construction Materials - 0.1%
 United States Steel Corp. * . . . .              5,529              110
 Vulcan Materials Co. *  . . . . . .              5,547              243
                                                               ---------
                                                                     353
Containers & Packaging - 0.2%
 Ball Corp. *  . . . . . . . . . . .              2,880              120
 Bemis Co., Inc. * . . . . . . . . .              2,977              141
 Pactiv Corp.  . . . . . . . . . . .              9,031              215
 Sealed Air Corp. *  . . . . . . . .              4,718              190
 Temple-Inland, Inc. * . . . . . . .              2,772              160
                                                               ---------
                                                                     826
Credit Card - 0.3%
 MBNA Corp. *  . . . . . . . . . . .             45,914            1,518
Diversified Financials - 4.5%
 American Express Co. *  . . . . . .             71,624            2,601
 Bear Stearns Cos., Inc. * . . . . .              5,469              335
 Capital One Financial Corp. * . . .             11,603              708
 Charles Schwab Corp. *  . . . . . .             73,391              822
 Citigroup, Inc. * . . . . . . . . .            277,203           10,742
 Countrywide Credit Industries,
  Inc. * . . . . . . . . . . . . . .              6,372              307
 Franklin Resources, Inc. *  . . . .             13,885              592
 Household International, Inc. * . .             24,441            1,215
 Lehman Brothers Holdings, Inc. *  .             13,358              835
 Merrill Lynch & Co., Inc. * . . . .             45,721            1,852
 NiSource, Inc. *  . . . . . . . . .             11,366              248
 Providian Financial Corp. * . . . .             14,115               83
 SLM Corp. * . . . . . . . . . . . .              8,437              818
 State Street Corp. *  . . . . . . .             17,817              796
 Stillwell Financial, Inc. * . . . .             12,519              228
 T. Rowe Price Group, Inc. * . . . .              6,279              207
 The Dun & Bradstreet Corp. *  . . .              8,629              429
                                                               ---------
                                                                  22,818
Diversified Telecommunication Services - 4.1%
 Alltel Corp. *  . . . . . . . . . .             16,655              783
 AT&T Corp. *  . . . . . . . . . . .            204,725            2,191
 BellSouth Corp. * . . . . . . . . .            100,926            3,179
 CenturyTel, Inc. *  . . . . . . . .              7,405              218
 Citizens Communications Co. . . . .             14,815              124
 Motorola, Inc. *  . . . . . . . . .            122,389            1,765
 Nextel Communications, Inc. -
  Cl. A  . . . . . . . . . . . . . .             41,013              132
 Qwest Communications International,
  Inc. * . . . . . . . . . . . . . .             92,578              259
 SBC Communications, Inc. *  . . . .            180,395            5,502
 Sprint Corp. *  . . . . . . . . . .             48,289              512

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                 Market
           Name of Issuer                        Shares           Value
                                                                 (000's)

 Verizon Communications *  . . . . .            146,108        $   5,866
                                                               ---------
                                                                  20,531
Electric Utilities - 2.3%
 AES Corp. * . . . . . . . . . . . .             27,892              151
 Allegheny Energy, Inc. *  . . . . .              6,781              175
 Ameren Corp. *  . . . . . . . . . .              7,400              318
 American Electric Power Co. * . . .             18,229              729
 Calpine Corp. . . . . . . . . . . .             21,334              150
 Cinergy Corp. * . . . . . . . . . .              9,331              336
 CMS Energy Corp. *  . . . . . . . .              6,892               76
 Consolidated Edison, Inc. * . . . .             11,708              489
 Constellation Energy Group *  . . .              8,638              253
 Dominion Resources, Inc. *  . . . .             14,874              985
 DTE Energy Co. *  . . . . . . . . .              9,040              404
 Edison International *  . . . . . .             17,738              302
 Entergy Corp. * . . . . . . . . . .             11,921              506
 Exelon Corp. *  . . . . . . . . . .             17,416              911
 Firstenergy Corp. * . . . . . . . .             15,981              533
 FPL Group, Inc. * . . . . . . . . .              9,456              567
 Mirant Corp. *  . . . . . . . . . .             20,762              152
 PG & E Corp. *  . . . . . . . . . .             20,763              371
 Pinnacle West Capital Corp. * . . .              4,723              187
 PPL Corp. * . . . . . . . . . . . .              7,912              262
 Progress Energy, Inc. * . . . . . .             12,072              628
 Public Services Enterprise Group,
  Inc. * . . . . . . . . . . . . . .             11,102              481
 Reliant Energy, Inc. *  . . . . . .             16,057              271
 Southern Co. *  . . . . . . . . . .             37,320            1,023
 Teco Energy, Inc. * . . . . . . . .              7,697              190
 TXU Corp. * . . . . . . . . . . . .             14,086              726
 Xcel Energy, Inc. * . . . . . . . .             19,649              329
                                                               ---------
                                                                  11,505
Electrical Equipment - 0.8%
 American Power Conversion * . . . .             10,284              130
 Cooper Industries, Ltd. - Cl. A * .              4,736              186
 Emerson Electric Co.  . . . . . . .             22,723            1,216
 Molex, Inc. * . . . . . . . . . . .             10,834              364
 Power One, Inc. * . . . . . . . . .              3,414               21
 Rockwell International Corp. *  . .             10,566              211
 Thomas & Betts Corp.  . . . . . . .              2,585               48
 United Technologies Corp. * . . . .             25,685            1,744
                                                               ---------
                                                                   3,920
Electronic Equipment & Instruments - 0.4%
 Agilent Technologies, Inc. *  . . .             24,938              590
 Jabil Circuit, Inc. * . . . . . . .             10,278              217
 Millipore Corp. * . . . . . . . . .              2,568               82
 PerkinElmer, Inc. * . . . . . . . .              6,478               72
 Sanmina Corp. * . . . . . . . . . .             29,165              184
 Solectron Corp. * . . . . . . . . .             44,170              272
 Symbol Technologies, Inc. * . . . .             12,129              103
 Tektronix, Inc. * . . . . . . . . .              5,036               94
 Thermo Electron Corp. * . . . . . .              8,864              146
 Waters Corp. *  . . . . . . . . . .              7,500              200
                                                               ---------
                                                                   1,960
Energy Equipment & Services - 0.7%
 Baker Hughes, Inc. *  . . . . . . .             18,088              602
 Halliburton Co. * . . . . . . . . .             22,924              366
 Nabors Industries, Ltd. * . . . . .              7,314              258
 Noble Corp. * . . . . . . . . . . .              7,495              289
 Rowan Cos., Inc. *  . . . . . . . .              5,437              117
 Schlumberger, Ltd. *  . . . . . . .             31,034            1,443
 Transocean Sedco Forex, Inc. *  . .             17,498              545
                                                               ---------
                                                                   3,620
Finance - 0.5%
 Morgan Stanley, Dean Witter,
  Discover & Co. * . . . . . . . . .             59,118            2,547
Food & Drug Retailing - 1.3%
 Albertson's, Inc. * . . . . . . . .             21,666              660
 CVS Corp. * . . . . . . . . . . . .             21,272              651
 Safeway, Inc. * . . . . . . . . . .             26,835              783
 SuperValu, Inc. * . . . . . . . . .              6,893              169
 Sysco Corp. * . . . . . . . . . . .             36,278              988
 The Kroger Co.  . . . . . . . . . .             42,979              855
 Walgreen Co. *  . . . . . . . . . .             55,480            2,143
 Winn-Dixie Stores, Inc. * . . . . .              6,904              108
                                                               ---------
                                                                   6,357
Food Products - 1.6%
 Archer Daniels Midland Co. *  . . .             34,744              444
 Campbell Soup Co. * . . . . . . . .             22,094              611
 ConAgra, Inc. * . . . . . . . . . .             28,981              801
 General Mills, Inc. * . . . . . . .             19,429              857
 H.J. Heinz Co.  . . . . . . . . . .             19,207              789
 Hershey Foods Corp. * . . . . . . .              7,299              456
 Kellogg Co. * . . . . . . . . . . .             21,690              778
 Sara Lee Corp. *  . . . . . . . . .             43,044              889
 Unilever NV - NY Shares * . . . . .             31,013            2,010
 WM Wrigley Jr. Co. *  . . . . . . .             12,029              666
                                                               ---------
                                                                   8,301
Gas Utilities - 0.3%
 El Paso Corp. . . . . . . . . . . .             31,103              641
 KeySpan Corp. * . . . . . . . . . .              7,300              275
 Kinder Morgan, Inc. * . . . . . . .              6,766              257
 Nicor, Inc. * . . . . . . . . . . .              2,666              122
 Peoples Energy Corp. *  . . . . . .              1,951               71
 Sempra Energy * . . . . . . . . . .             11,204              248
 Williams Cos., Inc. * . . . . . . .             28,148              169
                                                               ---------
                                                                   1,783
Health Care Equipment & Supplies - 1.7%
 Amerisource Bergen Corp. *  . . . .              5,455              415

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                 Market
           Name of Issuer                        Shares           Value
                                                                 (000's)

COMMON STOCK - Continued

Health Care Equipment & Supplies - Continued
 Applera Corporation - Applied
  Biosystems Group * . . . . . . . .             11,007          $   214
 Bausch & Lomb, Inc. * . . . . . . .              2,878               97
 Baxter International, Inc. *  . . .             31,762            1,412
 Becton, Dickinson & Co. * . . . . .             13,675              471
 Biomet, Inc. *  . . . . . . . . . .             15,115              410
 Boston Scientific Corp. * . . . . .             21,384              627
 C.R. Bard, Inc. * . . . . . . . . .              2,574              146
 Guidant Corp. * . . . . . . . . . .             16,646              503
 Medtronic, Inc. * . . . . . . . . .             65,058            2,788
 St. Jude Medical, Inc. *  . . . . .              4,725              349
 Stryker Corp. * . . . . . . . . . .             10,885              582
 Zimmer Holdings, Inc. * . . . . . .             10,173              363
                                                               ---------
                                                                   8,377
Health Care Providers & Services - 1.7%
 Aetna US Healthcare, Inc. * . . . .              7,607              365
 Cardinal Health, Inc. * . . . . . .             23,998            1,474
 Cigna Corp. * . . . . . . . . . . .              7,818              762
 HCA-The Healthcare Corp. *  . . . .             27,532            1,308
 Health Management Assoc., Inc. -
     Cl. A * . . . . . . . . . . . .             13,556              273
 Healthsouth Corp. * . . . . . . . .             22,167              284
 Humana, Inc. *  . . . . . . . . . .              9,547              149
 Manor Care, Inc.  . . . . . . . . .              5,065              116
 McKesson HBOC, Inc. * . . . . . . .             15,447              505
 Quintiles Transnational Corp. * . .              6,670               83
 Tenet Healthcare Corp. *  . . . . .             17,372            1,243
 UnitedHealth Group, Inc. *  . . . .             16,861            1,544
 Wellpoint Health Networks, Inc. * .              7,984              621
                                                               ---------
                                                                   8,727
Hotels Restaurants & Leisure - 1.2%
 Carnival Corp. *  . . . . . . . . .             32,150              890
 Darden Restaurants, Inc. *  . . . .              9,258              229
 Harrah's Entertainment, Inc.  . . .              6,270              278
 Hilton Hotels Corp. * . . . . . . .             20,136              280
 International Game Technology * . .              4,908              278
 Marriott International, Inc. -
  Cl. A *. . . . . . . . . . . . . .             12,855              489
 McDonald's Corp. *  . . . . . . . .             68,581            1,951
 Starbucks Corp. * . . . . . . . . .             20,253              503
 Starwood Hotels & Resorts Worldwide,
  Inc. * . . . . . . . . . . . . . .             10,389              342
 Wendy's International, Inc. * . . .              6,165              246
 Yum Brands, Inc. *  . . . . . . . .             15,528              454
                                                               ---------
                                                                   5,940
Household Durables - 0.5%
 American Greetings Corp. - Cl. A *               2,892               48
 Black & Decker Corp. *  . . . . . .              4,600              222
 Centex Corp. *  . . . . . . . . . .              3,386              196
 Fortune Brands, Inc. *  . . . . . .              8,222              460
 KB Home * . . . . . . . . . . . . .              2,764              142
 Leggett & Platt, Inc. * . . . . . .             10,285              241
 Maytag Corp. *  . . . . . . . . . .              4,311              184
 Newell Rubbermaid, Inc. * . . . . .             14,304              501
 Pulte Corp. * . . . . . . . . . . .              3,186              183
 Snap-On, Inc. * . . . . . . . . . .              3,484              103
 Stanley Works * . . . . . . . . . .              4,524              186
 Tupperware Corp. *  . . . . . . . .              2,584               54
 Whirlpool Corp. * . . . . . . . . .              3,597              235
                                                               ---------
                                                                   2,755
Household Products - 2.0%
 Clorox Co. *  . . . . . . . . . . .             12,844              531
 Colgate-Palmolive Co. * . . . . . .             29,716            1,487
 Kimberly-Clark Corp. *  . . . . . .             28,474            1,765
 Procter & Gamble Co. *  . . . . . .             69,784            6,232
                                                               ---------
                                                                  10,015
Industrial Conglomerates - 4.0%
 3M Co. *  . . . . . . . . . . . . .             21,076            2,592
 General Electric Co. *  . . . . . .            535,446           15,555
 Textron, Inc. * . . . . . . . . . .              7,505              352
 Tyco International, Ltd. *  . . . .            106,847            1,444
                                                               ---------
                                                                  19,943
Insurance - 4.4%
 Ace, Ltd. * . . . . . . . . . . . .             13,900              439
 AFLAC, Inc. * . . . . . . . . . . .             27,765              888
 Allstate Corp. *  . . . . . . . . .             38,454            1,422
 Ambac Financial Group, Inc. * . . .              5,654              380
 American International Group, Inc. *           140,743            9,603
 Aon Corp. * . . . . . . . . . . . .             14,281              421
 Chubb Corp. * . . . . . . . . . . .              9,255              655
 Cincinnati Financial Corp. *  . . .              9,034              420
 Conseco, Inc. * . . . . . . . . . .             15,882               32
 Hartford Financial Services Group,
  Inc. * . . . . . . . . . . . . . .             13,345              794
 Jefferson-Pilot Corp. * . . . . . .              8,096              380
 John Hancock Financial Services * .             16,448              579
 Lincoln National Corp. *  . . . . .             10,373              436
 Marsh & McLennan Cos., Inc. * . . .             14,801            1,430
 MBIA, Inc. *  . . . . . . . . . . .              7,816              442
 Metlife, Inc. * . . . . . . . . . .             37,990            1,094
 MGIC Investment Corp. * . . . . . .              5,956              404
 Progressive Corp. * . . . . . . . .             12,005              694
 Safeco Corp. *  . . . . . . . . . .              7,086              219
 St. Paul Cos., Inc. * . . . . . . .             11,126              433
 Torchmark, Inc. * . . . . . . . . .              6,482              248
 UnumProvident Corp. * . . . . . . .             13,071              333
 XL Capital, Ltd. - Cl. A *  . . . .              7,194              609
                                                               ---------
                                                                  22,355
Internet Software & Services - 0.1%
 Yahoo, Inc. * . . . . . . . . . . .             31,124              459

IT Consulting & Services - 0.3%
 Computer Sciences Corp. * . . . . .              8,945              428

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                 Market
           Name of Issuer                        Shares           Value
                                                                 (000's)

COMMON STOCK - CONTINUED
IT Consulting & Services - Continued
 Electronic Data Systems Corp. * . .             25,881        $     961
 Unisys Corp. *  . . . . . . . . . .             16,461              148
                                                               ---------
                                                                   1,537
Leisure Equipment & Products - 0.2%
 Brunswick Corp. * . . . . . . . . .              5,027              141
 Eastman Kodak Co. * . . . . . . . .             15,722              458
 Hasbro, Inc. *  . . . . . . . . . .              9,076              123
 Mattel, Inc. *  . . . . . . . . . .             23,227              490
                                                               ---------
                                                                   1,212
Machinery - 1.0%
 Caterpillar, Inc. * . . . . . . . .             18,799              920
 Cummins Engine Co., Inc. *  . . . .              2,460               81
 Danaher Corp. * . . . . . . . . . .              8,007              531
 Deere & Co. * . . . . . . . . . . .             13,041              625
 Dover Corp. * . . . . . . . . . . .             10,796              378
 Eaton Corp. * . . . . . . . . . . .              3,800              277
 Illinois Tool Works, Inc. * . . . .             16,342            1,116
 ITT Industries, Inc. *  . . . . . .              4,828              341
 Navistar International Corp., Inc. -
     Cl. B * . . . . . . . . . . . .              3,486              112
 Paccar, Inc. *  . . . . . . . . . .              6,466              287
 Pall Corp. *  . . . . . . . . . . .              6,079              126
 Parker-Hannifin Corp. * . . . . . .              6,320              302
                                                               ---------
                                                                   5,096
Media - 3.4%
 AOL Time Warner, Inc. * . . . . . .            239,294            3,520
 Clear Channel Communications, Inc. *            33,054            1,059
 Comcast Corp. - Cl. A * . . . . . .             50,974            1,215
 Dow Jones & Co., Inc. * . . . . . .              4,626              224
 Gannett Co., Inc. * . . . . . . . .             14,485            1,100
 Interpublic Group Cos., Inc. *  . .             20,646              511
 Knight-Ridder, Inc. * . . . . . . .              4,406              277
 McGraw-Hill Cos., Inc. *  . . . . .             10,284              614
 Meredith Corp. *  . . . . . . . . .              2,872              110
 New York Times Co. - Cl. A *  . . .              8,332              429
 Omnicom Group, Inc. * . . . . . . .             10,169              466
 The Walt Disney Co. * . . . . . . .            110,440            2,087
 TMP Worldwide, Inc. * . . . . . . .              5,755              124
 Tribune Co. * . . . . . . . . . . .             15,999              696
 Univision Communications, Inc. -
      Cl. A *  . . . . . . . . . . .             12,303              386
 Viacom, Inc. - Cl. B *  . . . . . .             95,851            4,253
                                                               ---------
                                                                  17,071
Metals & Mining - 0.9%
 Alcan Aluminum, Ltd. *  . . . . . .             17,664              663
 Alcoa, Inc. * . . . . . . . . . . .             45,343            1,503
 Allegheny Technologies, Inc. *  . .              3,867               61
 Barrick Gold Corp. *  . . . . . . .             28,786              547
 Freeport-McMoRan Copper & Gold, Inc.
  - Cl. B *  . . . . . . . . . . . .              8,309              148
 Inco, Ltd. *  . . . . . . . . . . .              9,665              219
 Newmont Mining Corp. *  . . . . . .             21,185              558
 Nucor Corp. * . . . . . . . . . . .              4,213              274
 Phelps Dodge Corp. *  . . . . . . .              4,110              169
 Placer Dome, Inc. * . . . . . . . .             18,327              206
 Worthington Industries, Inc. *  . .              3,824               69
                                                               ---------
                                                                   4,417
Multi-Utilities - 0.3%
 Duke Energy Co. * . . . . . . . . .             44,911            1,396
 Dynegy, Inc. - Cl.A * . . . . . . .             19,274              139
                                                               ---------
                                                                   1,535
Multiline Retail - 4.1%
 Big Lots, Inc. *  . . . . . . . . .              5,465              108
 Costco Wholesale Corp. *  . . . . .             24,254              937
 Dillard's, Inc. - Cl. A * . . . . .              4,824              127
 Dollar General Corp. *  . . . . . .             18,127              345
 Family Dollar Stores, Inc. *  . . .              9,150              323
 Federated Department Stores, Inc. *             10,387              412
 J.C. Penney Co., Inc. * . . . . . .             13,783              303
 Kohl's Corp. *  . . . . . . . . . .             18,084            1,267
 May Department Stores Co. * . . . .             16,185              533
 Nordstrom, Inc. * . . . . . . . . .              7,195              163
 Sears, Roebuck & Co. *  . . . . . .             17,378              944
 Target Corp. *  . . . . . . . . . .             49,008            1,867
 Wal-Mart Stores, Inc. * . . . . . .            240,202           13,213
                                                               ---------
                                                                  20,542
Office Electronics - 0.1%
 Xerox Corp. * . . . . . . . . . . .             40,310              281
Oil & Gas - 6.7%
 Amerada Hess Corp. *  . . . . . . .              4,730              390
 Anadarko Petroleum Corp. *  . . . .             13,537              667
 Apache Corp. *  . . . . . . . . . .              7,410              426
 Ashland, Inc. * . . . . . . . . . .              3,601              146
 BJ Services Co. * . . . . . . . . .              8,300              281
 Burlington Resources, Inc. *  . . .             10,818              411
 ChevronTexaco  Corp. *  . . . . . .             57,639            5,101
 Conoco, Inc. *  . . . . . . . . . .             34,254              952
 Devon Energy Corp. *  . . . . . . .              8,288              409
 EEX Corp. . . . . . . . . . . . . .                                   -
 EOG Resources, Inc. * . . . . . . .              6,469              257
 Exxon Mobil Corp. * . . . . . . . .            365,645           14,962
 Kerr-McGee Corp. *  . . . . . . . .              5,615              301
 Marathon Oil Corp. *  . . . . . . .             17,049              462
 Occidental Petroleum Corp. *  . . .             20,639              619
 Phillips Petroleum Co. *  . . . . .             20,649            1,216
 Royal Dutch Petroleum Co. * . . . .            114,319            6,318
 Sunoco, Inc. *  . . . . . . . . . .              3,922              140
 Unocal Corp. *  . . . . . . . . . .             13,454              497
                                                               ---------
                                                                  33,555
                                       162

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                 Market
           Name of Issuer                        Shares           Value
                                                                 (000's)

COMMON STOCK - CONTINUED
Paper & Forest Products - 0.6%
 Boise Cascade Corp. * . . . . . . .              3,284         $    114
 Georgia-Pacific Corp. * . . . . . .             12,855              316
 International Paper Co. * . . . . .             26,269            1,145
 Louisiana-Pacific Corp. * . . . . .              4,752               50
 MeadWestvaco Corp. *  . . . . . . .             10,433              350
 Plum Creek Timber Co., Inc. * . . .             10,200              313
 Weyerhaeuser Co. *  . . . . . . . .             11,713              748
                                                               ---------
                                                                   3,036
Personal Products - 0.5%
 Alberto-Culver Co. - Cl. B *  . . .              3,282              157
 Avon Products, Inc. * . . . . . . .             12,945              676
 Gillette Co. *  . . . . . . . . . .             57,234            1,939
                                                               ---------
                                                                   2,772
Pharmaceuticals - 9.1%
 Abbott Laboratories * . . . . . . .             84,153            3,168
 Allergan, Inc. *  . . . . . . . . .              7,091              473
 Bristol-Myers Squibb Co. *  . . . .            104,926            2,697
 Eli Lilly & Co. * . . . . . . . . .             60,835            3,431
 Forest Laboratories, Inc. * . . . .              9,856              698
 Johnson & Johnson * . . . . . . . .            162,282            8,481
 King Pharmaceuticals, Inc. *  . . .             12,822              285
 Merck & Co., Inc. * . . . . . . . .            122,435            6,200
 Pfizer, Inc. *  . . . . . . . . . .            336,656           11,783
 Pharmacia Corp. * . . . . . . . . .             69,597            2,607
 Schering-Plough Corp. * . . . . . .             78,428            1,929
 Watson Pharmaceuticals, Inc.  . . .              5,454              138
 Wyeth * . . . . . . . . . . . . . .             71,312            3,651
                                                               ---------
                                                                  45,541
Real Estate Investment Trust - 0.3%
 Equity Office Properties Trust *  .             22,090              665
 Equity Residential Properties
  Trust *  . . . . . . . . . . . . .             15,086              434
 Simon Property Group, Inc.  . . . .              9,300              342
                                                               ---------
                                                                   1,441
Road & Rail - 0.5%
 Burlington Northern Santa Fe Corp. *            20,370              611
 CSX Corp. * . . . . . . . . . . . .             11,610              407
 Norfolk Southern Corp. *  . . . . .             21,259              497
 Ryder System, Inc. *  . . . . . . .              3,588               97
 Union Pacific Corp. * . . . . . . .             13,361              846
                                                               ---------
                                                                   2,458
Semiconductor Equipment & Products - 3.1%
 Advanced Micro Devices, Inc.  . . .             18,800              183
 Altera Corp. *  . . . . . . . . . .             20,462              278
 Analog Devices, Inc. *  . . . . . .             19,423              577
 Applied Materials, Inc. * . . . . .             88,954            1,692
 Applied Micro Circuits Corp. *  . .             14,537               69
 Broadcom Corp. - Cl. A *  . . . . .             13,903              244
 Intel Corp. * . . . . . . . . . . .            361,580            6,606
 KLA-Tencor Corp. *  . . . . . . . .              9,970              439
 Linear Technology Corp. * . . . . .             17,146              539
 LSI Logic Corp. * . . . . . . . . .             19,326              169
 Maxim Integrated Products, Inc. * .             17,477              670
 Micron Technology, Inc. * . . . . .             32,967              667
 National Semiconductor Corp. *  . .              9,652              281
 Novellus Systems, Inc. *  . . . . .              8,007              272
 PMC-Sierra, Inc. *  . . . . . . . .              8,939               83
 QLogic Corp. *  . . . . . . . . . .              4,734              180
 Teradyne, Inc. *  . . . . . . . . .              9,454              222
 Texas Instruments, Inc. * . . . . .             94,025            2,228
 Vitesse Semiconductor Corp. . . . .              9,367               29
 Xilinx, Inc. *  . . . . . . . . . .             17,784              399
                                                               ---------
                                                                  15,827
Software - 4.4%
 Adobe Systems, Inc. * . . . . . . .             12,548              358
 Autodesk, Inc. *  . . . . . . . . .              6,156               81
 BMC Software, Inc. *  . . . . . . .             13,454              223
 Citrix Systems, Inc.  . . . . . . .             10,569               64
 Computer Associates International,
  Inc. * . . . . . . . . . . . . . .             31,163              495
 Compuware Corp. . . . . . . . . . .             20,235              123
 Intuit, Inc. *  . . . . . . . . . .             11,803              587
 Mercury Interactive Corp. * . . . .              4,320               99
 Microsoft Corp. * . . . . . . . . .            291,827           15,963
 Novell, Inc. *  . . . . . . . . . .             19,824               64
 NVIDIA Corp. *  . . . . . . . . . .              7,703              132
 Oracle Corp. *  . . . . . . . . . .            294,964            2,793
 Parametric Technology Corp. . . . .             12,184               42
 Peoplesoft, Inc. *  . . . . . . . .             16,228              241
 Rational Software Corp. . . . . . .              9,700               80
 Siebel Systems, Inc. *  . . . . . .             25,159              358
 Veritas Software Corp. *  . . . . .             21,763              431
                                                               ---------
                                                                  22,134
Specialty Retail - 2.4%
 AutoZone, Inc. *  . . . . . . . . .              5,563              430
 Bed Bath & Beyond, Inc. * . . . . .             15,920              601
 Best Buy Co., Inc. *  . . . . . . .             17,107              621
 Circuit City Stores, Inc. * . . . .             10,903              204
 Gap, Inc. * . . . . . . . . . . . .             46,225              656
 Home Depot, Inc. *  . . . . . . . .            126,644            4,652
 Limited, Inc. * . . . . . . . . . .             27,972              596
 Lowe's Cos., Inc. * . . . . . . . .             41,719            1,894
 Office Depot, Inc. *  . . . . . . .             16,048              270
 RadioShack Corp. *  . . . . . . . .             10,070              303
 Sherwin-Williams Co. *  . . . . . .              8,728              261
 Staples, Inc. * . . . . . . . . . .             24,761              488
 Tiffany & Co. * . . . . . . . . . .              7,912              278
 TJX Cos., Inc. *  . . . . . . . . .             29,216              573
 Toys "R" Us, Inc. * . . . . . . . .             10,987              192
                                                               ---------
                                                                  12,019

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                 Market
           Name of Issuer                        Shares           Value
                                                                 (000's)

COMMON STOCK - Continued

Textiles & Apparel - 0.3%
 Jones Apparel Group, Inc. . . . . .              6,600        $     247
 Liz Claiborne, Inc. * . . . . . . .              5,752              183
 Nike, Inc. - Cl. B *  . . . . . . .             14,594              783
 Reebok International, Ltd. *  . . .              3,485              103
 V.F. Corp. *  . . . . . . . . . . .              6,063              238
                                                               ---------
                                                                   1,554
Tobacco - 1.2%
 Loews Corp. * . . . . . . . . . . .             10,587              561
 Philip Morris Cos., Inc. *  . . . .            115,299            5,036
 UST, Inc. * . . . . . . . . . . . .              9,437              321
                                                               ---------
                                                                   5,918
Trading Companies & Distributors - 0.1%
 Genuine Parts Co. * . . . . . . . .              9,800              342
 W.W. Grainger, Inc. * . . . . . . .              4,838              242
                                                               ---------
                                                                     584
U.S. Government Agencies - 1.2%
 Federal Home Loan Mortgage Corp. *              37,707            2,307
 Federal National Mortgage Assoc. *              54,055            3,985
                                                               ---------
                                                                   6,293
Wireless Telecommunications Services - 0.2%
 AT&T Wireless Group * . . . . . . .            147,149              861
 Sprint PCS *  . . . . . . . . . . .             53,963              241
                                                               ---------
                                                                   1,102
                                                               ---------
                  TOTAL COMMON STOCK-              97.4%         489,918

                                                  Par
                                                 Value
                                                (000's)
SHORT-TERM INVESTMENTS

 Investment in joint trading account
  (Note B) - 2.2%
 1.885% due 07/01/02 . . . . . . . .            $11,146           11,146
 U.S. Treasury Bills - 0.3%
 1.68% due 09/12/02  . . . . . . . .              1,242            1,242
                                                               ---------
       TOTAL SHORT-TERM INVESTMENTS -               2.5%          12,388
                                              ---------        ---------
                   TOTAL INVESTMENTS-              99.9%         502,306
 Cash and Receivables, less payables-               0.1%             485
                                              ---------        ---------
                          NET ASSETS-             100.0%        $502,791
                                              =========        =========

* Non-income producing security.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                             Par                  Market
          Name of Issuer                    Value                 Value
                                           (000's)                (000's)
PUBLICLY-TRADED BONDS
Aerospace & Defense - 1.8%
 Argo-Tech Corp.
 8.625% due 10/01/07 . . . . . . .         $  515                $   469
 K & F Industries, Inc. - Sr. Sub.
  Notes
 9.25% due 10/15/07  . . . . . . .            200                    206
 Sequa Corp. - Sr. Notes
 8.875% due 04/01/08 . . . . . . .            300                    298
 Sequa Corp.
 9.0% due 08/01/09 . . . . . . . .             50                     50
                                                               ---------
                                                                   1,023
Airlines - 2.2%
 Delta Air Lines, Inc. - Notes
 7.9% due 12/15/09 . . . . . . . .            925                    832
 Northwest Airlines Corp. - Notes
 9.875% due 03/15/07 . . . . . . .            385                    343
 Northwest Airlines Corp. - Sr.
  Notes
 8.875% due 06/01/06 . . . . . . .             85                     76
                                                               ---------
                                                                   1,251
Auto Components - 5.1%
 Accuride Corp. - Sr. Sub. Notes
 9.25% due 02/01/08  . . . . . . .            600                    420
 CSK Auto, Inc. - Sr. Notes
 12.0% due 06/15/06  . . . . . . .            373                    399
 Dana Corp. - Sr. Notes 144A (a)
 10.125% due 03/15/10  . . . . . .             25                     26
 Dana Corp. - Notes
 9.0% due 08/15/11 . . . . . . . .            925                    906
 Dura Operating Corp. - Sr. Sub.
  Notes
 9.0% due 05/01/09 . . . . . . . .            100                     97
 Goodyear Tire & Rubber Co. - Notes
 7.857% due 08/15/11 . . . . . . .            510                    470
 8.5% due 03/15/07 . . . . . . . .            145                    145
 LDM Technologies, Inc.
 10.75% due 01/15/07 . . . . . . .            135                    101
 Lear Corp. - Ser. B
 8.11% due 05/15/09  . . . . . . .            325                    333
 Numatics, Inc. - Ser. B
 9.625% due 04/01/08 . . . . . . .            100                     60
                                                               ---------
                                                                   2,957
Automobiles - 1.9%
 Dura Operating 144A (a)
 8.625% due 04/15/12 . . . . . . .            105                    106
 Lear Corp. - Ser B.
 7.96% due 05/15/05  . . . . . . .            140                    142
 Navistar International - Sr. Sub.
  Notes -
     Ser. B
 8.0% due 02/01/08 . . . . . . . .            450                    441
 9.375% due 06/01/06 . . . . . . .             35                     37
 United Rentals North America, Inc.
  - Sr. Notes
 10.75% due 04/15/08 . . . . . . .            350                    374
                                                               ---------
                                                                   1,100
Banks - 0.7%
 Western Financial Bank - Sub.
 8.875% due 08/01/07 . . . . . . .            275                    267
 Western Financial Bank - Sub. Deb.
 9.625% due 05/15/12 . . . . . . .            120                    119
                                                               ---------
                                                                     386
Beverages - 0.4%
 Nash-Finch Co. - Ser. B
 8.5% due 05/01/08 . . . . . . . .            225                    223

Chemicals - 4.1%
 Airgas, Inc. - Sr. Sub. Notes
 9.125% due 10/01/11 . . . . . . .             35                     37
 Buckeye Cellulose Corp. - Sr. Sub.
  Notes
 8.5% due 12/15/05 . . . . . . . .            300                    278
 Hexcel Corp. - Sr. Sub. Notes
 9.75% due 01/15/09  . . . . . . .             85                     65
 IMC Global, Inc. - Notes
 7.625% due 11/01/05 . . . . . . .            330                    314
 IMC Global, Inc. - Sr. Notes Ser.
  B
 11.25% due 06/01/11 . . . . . . .            285                    306
 Lyondell Chemical Co. - Debs.
 9.8% due 02/01/20 . . . . . . . .            110                     97
 Lyondell Chemical Co. - Sec.
 9.875% due 05/01/07 . . . . . . .            595                    568
 Lyondell Chemical Co. - Sec. Notes
  Ser. A
 9.625% due 05/01/07 . . . . . . .            400                    382
 Methanex Corp. - Sr. Notes
 8.75% due 08/15/12  . . . . . . .             70                     71
 Noveon, Inc. - Sr. Sub. Notes Ser.
  B
 11.0% due 02/28/11  . . . . . . .            115                    123
 PCI Chemicals Canada, Inc.
 9.25% due 10/15/07  . . . . . . .             90                     30
 Texas Petrochemical Corp. - Sr.
  Sub. Notes
 11.125% due 07/01/06  . . . . . .            150                    117
                                                               ---------
                                                                   2,388
Commercial Services & Supplies - 2.4%
 Allied Waste North America
 10.0% due 08/01/09  . . . . . . .            700                    691
 Allied Waste North America, Inc. -
  Sr. Notes
 8.5% due 12/01/08 . . . . . . . .            100                     98
 American Color Graphics, Inc.
 12.75% due 08/01/05 . . . . . . .            250                    250
 Pierce Leahy Command Co.
 8.125% due 05/15/08 . . . . . . .             75                     73
 Pierce Leahy Corp. - Sr. Sub.
  Notes
 9.125% due 07/15/07 . . . . . . .            220                    222

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                             Par                  Market
          Name of Issuer                    Value                 Value
                                           (000's)                (000's)

PUBLICLY-TRADED BONDS - Continued

Commercial Services & Supplies - Continued
 Roller Bearing Co. America, Inc. -
  Ser. B
 9.625% due 06/15/07 . . . . . . .         $   30                $    29
 Westinghouse Air Brake Co. - Sr.
  Notes
 9.375% due 06/15/05 . . . . . . .             45                     45
                                                                  ------
                                                                   1,408
Communications Equipment - 3.5%
 Advanced Medium Optics, Inc. - Sr.
  Sub. Notes 144A (a)
 9.25% due 07/15/10  . . . . . . .            145                    144
 Avaya, Inc. - Sr. Secd. Notes
 11.125% due 04/01/09  . . . . . .            600                    540
 L3 Communications Corp. - Sr. Sub.
  Notes 144A (a)
 7.625% due 06/15/12 . . . . . . .             90                     91
 L-3 Communications Corp. - Sr.
  Sub. Notes
 8.5% due 05/15/08 . . . . . . . .             35                     36
 Lucent Technologies, Inc. - Notes
 7.25% due 07/15/06  . . . . . . .          1,000                    660
 Radiologix, Inc. - Sr. Notes
 10.5% due 12/15/08  . . . . . . .            450                    471
 Satelites Mexicanos SA - Sr. Notes
 10.125% due 11/01/04  . . . . . .            125                     66
 Williams Communications Group,
  Inc. - Sr. Notes
 10.875% due 10/01/09  . . . . . .            350                     30
                                                                  ------
                                                                   2,038
Construction & Engineering - 1.9%
 American Standard Cos., Inc.
 7.625% due 02/15/10 . . . . . . .             85                     86
 Standard Pacific Corp. - Sr. Notes
 8.5% due 04/01/09 . . . . . . . .            220                    223
 8.5% due 06/15/07 . . . . . . . .            110                    112
 9.5% due 09/15/10 . . . . . . . .            375                    398
 Von Hoffmann Corp. - Sr. Notes
  144A (a)
 10.25% due 03/15/09 . . . . . . .            250                    256
                                                                  ------
                                                                   1,075
Construction Materials - 0.9%
 Beazer Homes USA, Inc. - Sr. Notes
 8.625% due 05/15/11 . . . . . . .            415                    417
 Del Webb Corp. - Sr. Sub. Debs.
 10.25% due 02/15/10 . . . . . . .             75                     82
 Steel Dynamics, Inc. - Sr. Notes
  144A (a)
 9.5% due 03/15/09 . . . . . . . .             45                     47
                                                                  ------
                                                                     546
Containers & Packaging - 2.9%
 Graphic Packaging Corp. - Sr. Sub.
  Notes 144A (a)
 8.625% due 02/15/12 . . . . . . .             35                     36
 Owens-Ilinois, Inc. - Debs.
 7.5% due 05/15/10 . . . . . . . .            210                    185
 Owens-Illinois, Inc. - Sr. Notes
 7.15% due 05/15/05  . . . . . . .            380                    346
 7.35% due 05/15/08  . . . . . . .             35                     31
 7.85% due 05/15/04  . . . . . . .            240                    229
 8.1% due 05/15/07 . . . . . . . .             65                     60
 Silgan Holdings, Inc. - Sr. Sub.
  Debs.
     144A (a)
 9.0% due 06/01/09 . . . . . . . .             75                     77
 Stone Container Corp. - Sr. Notes
 9.25% due 02/01/08  . . . . . . .            200                    210
 9.75% due 02/01/11  . . . . . . .            400                    427
 Stone Container Corp. - Sr. Notes
  144A (a)
 8.375% due 07/01/12 . . . . . . .            100                    101
                                                                  ------
                                                                   1,702
Diversified Financials - 3.3%
 Clark Refining & Marketing, Inc. -
  Sr. Notes
 8.625% due 08/15/08 . . . . . . .            110                    105
 Fairfax Financial Holdings, Ltd.
 6.875% due 04/15/08 . . . . . . .             45                     39
 Fairfax Financial Holdings, Ltd. -
  Notes
 7.375% due 03/15/06 . . . . . . .             90                     79
 NMHG Holding co. - Sr. Notes 144A (a)
 10.0% due 05/15/09  . . . . . . .             65                     66
 Qwest Capital Funding, Inc. -
  Notes
 7.25% due 02/15/11  . . . . . . .          1,200                    648
 Riviera Holdings Corp. - Sr. Secd.
  Notes 144A (a)
 11.0% due 06/15/10  . . . . . . .            475                    470
 Ucar Finance, Inc. - Sr. Notes
  144A (a)
 10.25% due 02/15/12 . . . . . . .            170                    173
 Xerox Capital Europe plc - Notes
 5.875% due 05/15/04 . . . . . . .            350                    308
                                                                  ------
                                                                   1,888
Diversified Telecommunication Services - 6.1%
 Crown Castle International Corp. -
  Sr. Disc. Notes
 0.0% due 11/15/07 . . . . . . . .            350                    228
 Fonda Group, Inc. - Sr. Sub. Notes
 9.5% due 03/01/07 . . . . . . . .            125                    104
 GCI, Inc. - Sr. Notes
 9.75% due 08/01/07  . . . . . . .            825                    801
 Insight Midwest LP
 9.75% due 10/01/09  . . . . . . .            235                    207
 Insight Midwest LP Capital, Inc. -
  Sr. Notes
 10.5% due 11/01/10  . . . . . . .            515                    482
 Nextel Communications, Inc. - Sr.
  Disc. Notes
 1.0% due 10/31/07 . . . . . . . .            650                    318

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                             Par                  Market
          Name of Issuer                    Value                 Value
                                           (000's)                (000's)

PUBLICLY-TRADED BONDS - Continued

Diversified Telecommunication Services - Continued
 Nextel Communications, Inc. - Sr.
  Notes
 9.375% due 11/15/09 . . . . . . .         $  225                $   114
 9.5% due 02/01/11 . . . . . . . .            300                    150
 Rogers Cantel Mobile, Inc. - Sr.
  Secd. Debs.
 9.75% due 06/01/16  . . . . . . .            100                     75
 Rogers Cantel, Inc. - Sr. Secd.
  Debs.
 9.375% due 06/01/08 . . . . . . .            225                    173
 Telecommunications Techniques Co.
 9.75% due 05/15/08  . . . . . . .            240                     48
 Time Warner Telecom LLC - Sr.
  Notes
 9.75% due 07/15/08  . . . . . . .             85                     40
 Worldcom, Inc. - Notes
 7.5% due 05/15/11 . . . . . . . .          1,985                    318
 8.25% due 05/15/31  . . . . . . .          3,015                    482
                                                               ---------
                                                                   3,540
Electric Utilities - 3.4%
 AES Corp. - Sr. Notes
 9.5% due 06/01/09 . . . . . . . .             50                     33
 Avista Corp. - Sr. Notes
 9.75% due 06/01/08  . . . . . . .            550                    588
 Calpine Corp. - Sr. Notes
 7.875% due 04/01/08 . . . . . . .             50                     32
 8.5% due 02/15/11 . . . . . . . .          1,200                    792
 8.625% due 08/15/10 . . . . . . .            200                    132
 CMS Energy Corp - Sr. Notes
 7.5% due 01/15/09 . . . . . . . .             65                     53
 8.5% due 04/15/11 . . . . . . . .            170                    132
 8.9% due 07/15/08 . . . . . . . .            145                    113
 Mirant Americas Generation LLC -
  Sr. Notes
 7.625% due 05/01/06 . . . . . . .            100                     85
                                                               ---------
                                                                   1,960
Electric/Gas - 2.7%
 AES Corp. - Sr. Notes
 8.875% due 02/15/11 . . . . . . .            810                    518
 AES Corp. - Sr. Sub. Notes
 8.5% due 11/01/07 . . . . . . . .            250                    122
 Western Resources, Inc.
 7.125% due 08/01/09 . . . . . . .            215                    198
 Western Resources, Inc. - Sr.
  Notes
 6.875% due 08/01/04 . . . . . . .            280                    270
 Western Resources, Inc. - Sr.
  Notes 144A (a)
 9.75% due 05/01/07  . . . . . . .            450                    440
                                                               ---------
                                                                   1,548
Electrical Equipment - 2.0%
 Amkor Technologies, Inc. - Debs.
 9.25% due 02/15/08  . . . . . . .            775                    628
 Amkor Technologies, Inc.
 9.25% due 05/01/06  . . . . . . .             50                     41
 Amkor Technologies, Inc. - Sr.
  Sub. Notes
 10.5% due 05/01/09  . . . . . . .            375                    262
 Wesco Distribution, Inc. - Ser. B
 9.125% due 06/01/08 . . . . . . .            250                    244
                                                               ---------
                                                                   1,175
Electronic Equipment & Instruments - 1.2%
 Solectron Corp. - Sr. Notes
 9.625% due 02/15/09 . . . . . . .            730                    664
 ViaSystems, Inc. - Sr. Sub. Notes
  - Ser. B
 9.75% due 06/01/07  . . . . . . .            230                     30
                                                               ---------
                                                                     694
Finance - 1.0%
 Athena Neuro Finance LLC - Sr.
  Notes
 7.25% due 02/21/08  . . . . . . .            365                    316
 PCA LLC/PCA Finance Corp. 144A (a)
 11.875% due 08/01/09  . . . . . .            275                    272
                                                               ---------
                                                                     588
Food & Drug Retailing - 1.3%
 Pathmark Stores, Inc. - Sr. Sub.
  Notes
 8.75% due 02/01/12  . . . . . . .             50                     51
 Rite Aid Corp. - Notes
 7.125% due 01/15/07 . . . . . . .            575                    408
 Rite Aid Corp. - Sr. Notes
 11.25% due 07/01/08 . . . . . . .            400                    312
                                                               ---------
                                                                     771
Gas Utilities - 0.8%
 Energy Corp. of America - Sr. Sub.
  Notes
 9.5% due 05/15/07 . . . . . . . .            720                    482
Health Care Equipment & Supplies - 3.3%
 Alaris Medical Systems, Inc.
 9.75% due 12/01/06  . . . . . . .            300                    298
 Alaris Medical, Inc. - Sr. Disc.
  Notes
 1.0% due 08/01/08 . . . . . . . .            920                    773
 Amerisource Bergen Corp. - Sr.
  Notes
 8.125% due 09/01/08 . . . . . . .             30                     31
 Conmed Corp.
 9.0% due 03/15/08 . . . . . . . .            340                    351
 Icon Health & Fitness, Inc. - Sr.
  Sub. Notes 144A (a)
 11.25% due 04/01/12 . . . . . . .            400                    394
 Sybron Dental Specialties
 8.125% due 06/15/12 . . . . . . .             75                     75
                                                               ---------
                                                                   1,922
Health Care Providers & Services - 1.7%
 Beverly Enterprises, Inc. - Sr.
  Notes
 9.625% due 04/15/09 . . . . . . .            505                    516

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                             Par                  Market
          Name of Issuer                    Value                 Value
                                           (000's)                (000's)

PUBLICLY-TRADED BONDS - Continued

Health Care Providers & Services - Continued
 Bio-Rad Laboratories, Inc.
 11.625% due 02/15/07  . . . . . .         $  107              $     119
 Fisher Scientific International,
  Inc. - Sr. Sub. Notes
 9.0% due 02/01/08 . . . . . . . .             85                     88
 Manor Care, Inc.
 8.0% due 03/01/08 . . . . . . . .             25                     26
 Omnicare, Inc. - Sr. Sub. Notes -
  Ser. B
 8.125% due 03/15/11 . . . . . . .             50                     52
 Triad Hospitals, Inc. - Sr. Notes
  - Ser. B
 8.75% due 05/01/09  . . . . . . .             50                     52
 Universal Hospital Services - Sr.
  Notes
 10.25% due 03/01/08 . . . . . . .            150                    149
                                                               ---------
                                                                   1,002
Hotels Restaurants & Leisure - 4.6%
 Corus Entertainment, Inc. - Sr.
  Sub. Notes
 8.75% due 03/01/12  . . . . . . .             50                     50
 Mandalay Resort Group - Sr. Sub.
  Notes
 9.375% due 02/15/10 . . . . . . .            250                    260
 MGM Mirage, Inc. - Sr. Sub. Notes
 8.375% due 02/01/11 . . . . . . .            675                    690
 Physician Sales & Service, Inc.
 8.5% due 10/01/07 . . . . . . . .            550                    549
 Station Casinos, Inc. - Sr. Sub.
  Notes
 9.875% due 07/01/10 . . . . . . .            100                    106
 Station Casinos, Inc. - Sr. Sub.
  Notes
 8.875% due 12/01/08 . . . . . . .            420                    435
 True Temper Sports, Inc. - Sr.
  Sub. Notes
 10.875% due 12/01/08  . . . . . .            275                    289
 Venetian Casino Resort LLC - Notes
     144A (a)
 11.0% due 06/15/10  . . . . . . .            310                    312
                                                               ---------
                                                                   2,691
Household Durables - 1.3%
 KB Home - Sr. Sub. Notes
 9.5% due 02/15/11 . . . . . . . .            255                    260
 Resolution Performance Products -
  Sr. Sub. Notes
 13.5% due 11/15/10  . . . . . . .            175                    199
 Sealy Mattress Co. - Ser. B
 0.0% due 12/15/07 . . . . . . . .            290                    284
                                                               ---------
                                                                     743
Insurance - 0.4%
 Conseco, Inc. - Sr. Notes 144A (a)
 9.0% due 04/15/08 . . . . . . . .             55                     25
 10.75% due 06/15/09 . . . . . . .            435                    222
                                                               ---------
                                                                     247
Leisure Equipment & Products - 0.5%
 Hasbro, Inc. - Notes
 8.5% due 03/15/06 . . . . . . . .             34                     35
 Hasbro, Inc. - Notes
 6.15% due 07/15/08  . . . . . . .            300                    278
                                                               ---------
                                                                     313
Media - 11.1%
 Adelphia Communications Corp.
 9.375% due 11/15/09 . . . . . . .             50                     21
 9.875% due 03/01/07 . . . . . . .            200                     82
 10.25% due 06/15/11 . . . . . . .            100                     41
 Century Communications Corp. -
 Cl. A
 8.875% due 01/15/07 . . . . . . .             75                     26
 Century Communications Corp. - Sr.
  Disc. Notes
 0.0% due 01/15/08 . . . . . . . .            650                    117
 Charter Communications Holdings -
  Sr. Notes
 10.0% due 04/01/09  . . . . . . .            200                    135
 Charter Communications Holdings
  LLC - Sr. Disc. Notes
 0.0% due 01/15/11 . . . . . . . .            290                    109
 Charter Communications Holdings,
  LLC - Sr. Notes
 8.625% due 04/01/09 . . . . . . .            525                    346
 Classic Cable, Inc.
 10.5% due 03/01/10  . . . . . . .            560                     84
 Classic Cable, Inc. - Ser. B
 9.375% due 08/01/09 . . . . . . .             20                      3
 CSC Holdings, Inc. - Sr. Notes
 7.625% due 04/01/11 . . . . . . .            975                    780
 8.125% due 07/15/09 . . . . . . .             50                     41
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09 . . . . . . .          1,175                  1,093
 Entravision Commerce Corp.
 8.125% due 03/15/09 . . . . . . .             80                     80
 Frontiervision Holding LP - Sr.
  Disc. Notes
 11.875% due 09/15/07  . . . . . .            200                    130
 Lin Holdings Corp. - Sr. Disc.
  Notes
 10.0% due 03/01/08  . . . . . . .            725                    681
 Lin Television Corp. - Sr. Sub.
  Notes
 8.375% due 03/01/08 . . . . . . .            100                    100
 Mediacom Broadband LLC - Sr. Notes
 11.0% due 07/15/13  . . . . . . .            200                    184
 Primedia, Inc. - Sr. Notes
 8.875% due 05/15/11 . . . . . . .            585                    421
 Quebecor Media, Inc. - Sr. Disc.
  Notes
 0.0% due 07/15/11 . . . . . . . .            680                    394
 Quebecor Media, Inc. - Sr. Notes
 11.125% due 07/15/11  . . . . . .            500                    495
 Rogers Communications
 8.875% due 07/15/07 . . . . . . .            200                    185
 Telewest Communications - Sr.
  Notes
 9.875% due 02/01/10 . . . . . . .         1 ,075                    419

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                             Par                  Market
          Name of Issuer                    Value                 Value
                                           (000's)                (000's)

PUBLICLY-TRADED BONDS - CONTINUED
Media - Continued
 Time Warner Telecom, Inc.
 10.125% due 02/01/11  . . . . . .         $  570                $   268
 United Pan Europe Communications -
  Sr. Notes Ser. B
 11.25% due 02/01/10 . . . . . . .            175                     25
 11.5% due 02/01/10  . . . . . . .            125                     18
 Young Broadcasting, Inc. - Sr.
  Sub. Notes
 10.0% due 03/01/11  . . . . . . .            200                    182
                                                               ---------
                                                                   6,460
Metals & Mining - 3.4%
 AK Steel Corp.
 7.875% due 02/15/09 . . . . . . .            450                    453
 Armco, Inc. - Sr. Notes
 9.0% due 09/15/07 . . . . . . . .             75                     77
 Century Aluminum Co. - Sr. Secd.
  1st Mtg
 11.75% due 04/15/08 . . . . . . .            395                    423
 National Steel Corp.
 9.875% due 03/01/09 . . . . . . .            320                    118
 United States Steel LLC - Sr.
  Notes 144A (a)
 10.75% due 08/01/08 . . . . . . .            710                    749
 Weirton Steel Corp. - Sr. Secd.
  Notes
 10.0% due 04/01/08  . . . . . . .            206                    153
                                                               ---------
                                                                   1,973
Multi-Utilities - 0.8%
 Flag, Ltd. - Sr. Notes
 8.25% due 01/30/08  . . . . . . .            100                     11
 Mirant Corp. - Sr. Notes
 8.3% due 05/01/11 . . . . . . . .            550                    473
                                                               ---------
                                                                     484
Multiline Retail - 0.4%
 J.C. Penney Co., Inc.
 7.6% due 04/01/07 . . . . . . . .             50                     50
 J.C. Penney Co., Inc. - Notes
 7.375% due 08/15/08 . . . . . . .            185                    182
                                                               ---------
                                                                     232
Office Electronics - 0.7%
 Xerox Corp. - Sr. Notes 144A (a)
 9.75% due 01/15/09  . . . . . . .            500                    410

Oil & Gas - 7.1%
 CHIPPAC International , Ltd. - Sr.
  Sub. Notes Ser. B
 12.75% due 08/01/09 . . . . . . .            805                    861
 Clark Refining & Marketing, Inc. -
  Sr. Notes
 8.375% due 11/15/07 . . . . . . .            600                    576
 Costilla Energy, Inc. - Sr. Notes
 10.25% due 10/01/06 . . . . . . .             62                      0
 Forest Oil Corp. - Sr. Notes
 8.0% due 06/15/08 . . . . . . . .            167                    168
 8.0% due 12/15/11 . . . . . . . .             95                     95
 Giant Industries, Inc. - Sr Sub.
  Notes 144A (a)
 11.0% due 05/15/12  . . . . . . .            300                    264
 ICO, Inc. - Sr. Notes
 10.375% due 06/01/07  . . . . . .             50                     38
 Magnum Hunter Resources, Inc. -
  Sr. Notes 144A (a)
 9.6% due 03/15/12 . . . . . . . .             75                     77
 P&L Coal Holdings Corp.
 9.625% due 05/15/08 . . . . . . .
 Parker Drilling Co. - Sr. Notes
  Ser. D
 9.75% due 11/15/06  . . . . . . .            225                    232
 Pioneer Natural Resources Co.
 9.625% due 04/01/10 . . . . . . .            395                    435
 Plains Resources, Inc.
 10.25% due 03/15/06 . . . . . . .            200                    207
 Plains Resources, Inc. - Sr. Sub.
  Notes
 10.25% due 03/15/06 . . . . . . .            175                    181
 Pride International, Inc. - Sr.
  Notes
 9.375% due 05/01/07 . . . . . . .            100                    104
 10.0% due 06/01/09  . . . . . . .            100                    108
 Tesoro Petroleum Corp. - Sr. Sub.
  Notes
 9.625% due 11/01/08 . . . . . . .            425                    395
 Tesoro Petroleum Corp. - Sr. Sub.
  Notes Ser. B
 9.0% due 07/01/08 . . . . . . . .            285                    262
 Texas Petrochemical Corp. - Sr.
  Sub. Notes
 11.125% due 07/01/06  . . . . . .            175                    142
                                                               ---------
                                                                   4,145
Paper & Forest Products - 2.9%
 Caraustar Industries, Inc. - Sr.
  Sub. Notes
 9.875% due 04/01/11 . . . . . . .            325                    339
 Georgia Pacific Corp.
 9.5% due 12/01/11 . . . . . . . .            600                    606
 Longview Fibre Co. - Sr. Sub.
  Notes 144A (a)
 10.0% due 01/15/09  . . . . . . .            120                    125
 Norske Skog Canada, Ltd. - Sr.
  Notes
 8.625% due 06/15/11 . . . . . . .            225                    231
 Pacifica Papers, Inc. - Sr. Notes
 10.0% due 03/15/09  . . . . . . .            195                    209
 Paperboard Industries
  International, Inc. - Sr. Notes
 8.375% due 09/15/07 . . . . . . .            185                    180
                                                               ---------
                                                                   1,690
Personal Products - 0.9%
 Johnson Diversey, Inc. - Sr. Sub.
  Notes 144A (a)
 9.625% due 05/15/12 . . . . . . .             55                     57
 Revlon Consumer Products Corp. -
  Sr. Secd. Notes
 12.0% due 12/01/05  . . . . . . .            450                    446
                                                               ---------
                                                                     503

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                             Par                  Market
          Name of Issuer                    Value                 Value
                                           (000's)                (000's)

Road & Rail - 1.8%
 Air Canada , Inc. - Sr. Notes
 10.25% due 03/15/11 . . . . . . .         $  555                $   416
 Atlas Air, Inc.
 10.75% due 08/01/05 . . . . . . .            140                     64
 Atlas Air, Inc. - Sr. Notes
 9.375% due 11/15/06 . . . . . . .            180                     76
 Kansas City Southern Railway Co.
 9.5% due 10/01/08 . . . . . . . .            430                    465
                                                               ---------
                                                                   1,021
Semiconductor Equipment & Products - 1.6%
 Fairchild Semiconductor Corp.
 10.375% due 10/01/07  . . . . . .             35                     36
 Fairchild Semiconductor Corp. -
  Sr. Sub. Notes
 10.5% due 02/01/09  . . . . . . .            200                    213
 SCG Holdings Corp.
 12.0% due 08/01/09  . . . . . . .          1,059                    699
                                                               ---------
                                                                     948
Specialty Retail - 1.8%
 Gap, Inc. - Notes
 10.55% due 12/15/08 . . . . . . .            900                    918
 Mail Welli Corp. - Sr. Notes 144A
  (a)
 9.625% due 03/15/12 . . . . . . .            105                    106
                                                               ---------
                                                                   1,024
Textiles & Apparel - 1.5%
 Levi Strauss & Co.
 11.625% due 01/15/08  . . . . . .            475                    458
 Levi Strauss & Co. - Notes
 7.0% due 11/01/06 . . . . . . . .            260                    224
 WestPoint Stevens, Inc. - Sr.
  Notes
 7.875% due 06/15/08 . . . . . . .            350                    203
                                                               ---------
                                                                     885
Wireless Telecommunications Services - 0.9%
 Rogers Wireless, Inc. - Sr Secd.
  Notes
 9.625% due 05/01/11 . . . . . . .            775                    511
                                                               ---------
       TOTAL PUBLICLY-TRADED BONDS-          96.3%                55,947

                                                                  Market
          Name of Issuer                   Shares                 Value
                                                                  (000's)

COMMON STOCK
Diversified Financials - 0.0%
 Grove Invs, Inc.  . . . . . . . .            377                      2
Health Care Equipment & Supplies - 0.0%
 Mediq, Inc. . . . . . . . . . . .            230                      0
                                                               ---------
                TOTAL COMMON STOCK-           0.0%                     2

PREFERRED STOCK
Diversified Telecommunication Services - 0.0%
 McLeodUSA, Inc. - Ser. A  . . . .          4,934                $    19
Media - 0.1%
 Primedia, Inc.  . . . . . . . . .          1,250                     42
Metals & Mining - 0.1%
 Weirton Steel Corp. - Ser. C  . .          3,375                     35
                                                               ---------
             TOTAL PREFERRED STOCK-           0.2%                    96
WARRANTS
Diversified Financials - 0.0%
 Grove Investments, Inc.
 expires 09/14/08 (Cost $0)  . . .            210                      0
Diversified Telecommunication Services - 0.0%
 KMC Telecom Holdings, Inc. - 144A
  (a)
 expires 04/15/08 (Cost $0)  . . .            250                      0
 McLeodUSA, Inc. - Cl. A
 expires 04/16/07 (Cost $65) . . .         10,937                      1
                                                                       1
Household Durables - 0.0%
 Mattress Discounters Corp.
 expires 07/15/07 (Cost $1)  . . .             75                      0
                     TOTAL WARRANTS-          0.0%                     1
                  TOTAL INVESTMENTS-         96.5%                56,046
Cash and Receivables, less payables-          3.5%                  2015
                                        ---------              ---------
                         NET ASSETS-        100.0%               $58,061
                                        =========              =========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, securities aggregated $5,046 or 8.69% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                 Par             Market
               Name of Issuer                   Value            Value
                                               (000's)          (000's)
PUBLICLY-TRADED BONDS

Australia - 0.6%
 Commonwealth of Australia - Bonds (FG)
 7.5% due 07/15/05  . . . . . . . . . . . .   $    500         $    296

Canada - 0.6%
 Government of Canada - Bonds (FG)
 7.0% due 12/01/06  . . . . . . . . . . . .        125               89
 Province of British Columbia - Debs. (FG)
 6.35% due 06/18/31 . . . . . . . . . . . .        125               83
 Tellus Corp. - Notes - Ser. CA (CP)
 7.5% due 06/01/06  . . . . . . . . . . . .        250              150
                                                              ---------
                                                                    322
Denmark - 1.4%
 Danske Kredit (CP)
 6.0% due 10/01/29  . . . . . . . . . . . .      5,843              759

Finland - 4.0%
 Republic of Finland - Bonds (FG)
 5.75% due 02/23/11 . . . . . . . . . . . .      2,030            2,095

France - 3.0%
 Government of France - Bonds (FG)
 5.25% due 04/25/08 . . . . . . . . . . . .      1,580            1,604

Germany - 13.6%
 Federal Republic of Germany - Bonds (FG)
 5.25% due 01/04/08 . . . . . . . . . . . .      3,125            3,173
 Federal Republic of Germany (FG)
 5.25% due 01/04/11 . . . . . . . . . . . .      1,750            1,765
 Kredit Fuer Wiederaufbau (CP)
 5.0% due 07/04/11  . . . . . . . . . . . .        550              537
 Treuhandanstalt (CP)
 6.75% due 05/13/04 . . . . . . . . . . . .      1,650            1,706
                                                              ---------
                                                                  7,181
Greece - 0.6%
 Hellenic Republic - Bonds (FG)
 8.8% due 06/19/07  . . . . . . . . . . . .        293              341

Ireland - 0.4%
 Republic of Ireland (FG)
 5.0% due 04/18/13  . . . . . . . . . . . .        190              185

Japan - 10.7%
 Government of Japan (FG)
 0.5% due 09/20/06  . . . . . . . . . . . .    110,000              926
 0.7% due 11/22/04  . . . . . . . . . . . .     80,000              677
 0.9% due 12/22/08  . . . . . . . . . . . .    360,000            3,044
 1.8% due 03/22/10  . . . . . . . . . . . .    110,000              975
                                                              ---------
                                                                  5,622
Luxembourg - 2.1%
 Ford Motor Credit Co. (CP)
 5.25% due 06/16/08 . . . . . . . . . . . .      1,460              689
 General Motors Acceptance Corp. (CP)
 5.5% due 02/02/05  . . . . . . . . . . . .        440              436
                                                              ---------
                                                                  1,125
Netherlands - 2.3%
 Government of Netherlands (FG)
 5.5% due 01/15/28  . . . . . . . . . . . .        450              454
 6.5% due 04/15/03  . . . . . . . . . . . .        750              755
                                                              ---------
                                                                  1,209
New Zealand - 0.5%
 Government of New Zealand - Bonds (FG)
 8.0% due 11/15/06  . . . . . . . . . . . .        500              257

Spain - 2.0%
 Kingdom of Spain (FG)
 6.15% due 01/31/13 . . . . . . . . . . . .      1,000            1,061

Supra National - 21.3%
 Allied Irish Banks plc (CP)
 7.5% due 12/29/49  . . . . . . . . . . . .        250              264
 Arena Brands Co. (CP)
 6.1% due 11/15/62  . . . . . . . . . . . .        500              517
 AT&T Corp. 144A (a) (CP)
 6.0% due 11/21/06  . . . . . . . . . . . .        610              499
 Bank of Ireland (CP)
 6.45% due 02/10/10 . . . . . . . . . . . .      1,000            1,035
 BAT International Finance (CP)
 4.875% due 02/25/09  . . . . . . . . . . .        600              561
 Daimler Chrysler International Finance Co.(CP)
 6.125% due 03/21/06  . . . . . . . . . . .        600              607
 Deutsche Telekom International BV (CP)
 7.5% due 05/29/07  . . . . . . . . . . . .        125              122
 Deutsche Telekom International Finance BV(CP)
 8.125% due 05/29/12  . . . . . . . . . . .        350              340
 El Paso Corp. (CP)
 5.75% due 03/14/06 . . . . . . . . . . . .        125              116
 European Investment Bank - Notes (CP)
 3.0% due 09/20/06  . . . . . . . . . . . .    160,000            1,490
 Fixed Link Finance BV (CP)
 6.3% due 08/28/25  . . . . . . . . . . . .        250              381
 Gie Psa Tresorerie (ID)
 5.875% due 09/27/11  . . . . . . . . . . .        250              248
 Household Finance Corp. (CP)
 5.0% due 11/16/06  . . . . . . . . . . . .        510              486
 Imperial Tobacco Finance plc (CP)
 6.375% due 09/27/06  . . . . . . . . . . .        260              261
 International-American Development Bank -
  Bonds (CP)
 1.9% due 07/08/09  . . . . . . . . . . . .    100,000              905
 Kingdom of Spain - Notes (FG)
 3.1% due 09/20/06  . . . . . . . . . . . .    120,000            1,118
 Koninklijke KPN NV - Sr. Notes (CP)
 Mannesman Finance BV (CP)
 4.75% due 05/27/09 . . . . . . . . . . . .        460              419
 4.75% due 11/05/08 . . . . . . . . . . . .        810              702

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                 Par            Market
               Name of Issuer                   Value            Value
                                               (000's)          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Supra National - Continued
 MMO2 Mountain (CP)
 6.375% due 01/25/07  . . . . . . . . . . .   $    455         $    377
 Royal Bank of Scotland plc (CP)
 8.375% due 01/29/07  . . . . . . . . . . .        300              506
 Standard Charter Bank (CP)
 5.375% due 05/06/09  . . . . . . . . . . .        250              242
                                                              ---------
                                                                 11,196

Sweden - 3.2%
 Kingdom of Sweden (FG)
 3.5% due 04/20/06  . . . . . . . . . . . .      5,700              585
 Spintab - Bonds (CP)
 6.0% due 04/20/09  . . . . . . . . . . . .      5,000              551
 Swedish Government (FG)
 5.0% due 01/28/09  . . . . . . . . . . . .      5,200              555
                                                              ---------
                                                                  1,691

United Kingdom - 4.0%
 British Telecom plc (CP)
 7.125% due 02/15/11  . . . . . . . . . . .      1,120            1,154
 Treasury (FG)
 8.0% due 12/07/15  . . . . . . . . . . . .        140              275
 U.K. Treasury (FG)
 7.25% due 12/07/07 . . . . . . . . . . . .        205              345
 U.K. Treasury - Bonds (FG)
 8.5% due 12/07/05  . . . . . . . . . . . .        200              338
                                                              ---------
                                                                  2,112

United States - 19.9%
 Aetna Inc. - Sr. Notes (FB)
 7.375% due 03/01/06  . . . . . . . . . . .        100              105
 American Tower Corp. - Sr. Notes (ID)
 9.375% due 02/01/09  . . . . . . . . . . .        225              123
 Analog Devices, Inc. - Sub. Notes (CB)
 4.75% due 10/01/05 . . . . . . . . . . . .         50               48
 AT&T Wireless Group - Notes (ID)
 8.125% due 05/01/12  . . . . . . . . . . .         50               41
 Centennial Cellulat Operating Co. - Sr.
  Sub. Notes (ID)
 10.75% due 12/15/08  . . . . . . . . . . .         50               24
 CenturyTel, Inc. - Sr. Notes Ser. H (ID)
 8.375% due 10/15/10  . . . . . . . . . . .        125              130
 Chancellor Media Corp. (ID)
 8.0% due 11/01/08  . . . . . . . . . . . .        125              124
 Charter Communications Holdings - Sr. Disc.
  Notes 144A (a) (ID)
 0.0% due 01/15/12  . . . . . . . . . . . .        175               56
 Charter Communications Holdings LLC - Sr.
  Notes (ID)
 10.0% due 05/15/11 . . . . . . . . . . . .        250              167
 Cingular Wireless LLC - Sr. Notes 144A (a)
  (ID)
 6.5% due 12/15/11  . . . . . . . . . . . .        125              116
 CIT Group, Inc. - Sr. Notes (FB)
 7.75% due 04/02/12 . . . . . . . . . . . .         25               25
 Clear Channel Communications, Inc. (ID)
 7.65% due 09/15/10 . . . . . . . . . . . .        250              256
 Comcast Cable Communications (ID)
 6.75% due 01/30/11 . . . . . . . . . . . .        100               89
 Container Corp. - Sr. Notes (ID)
 9.75% due 04/01/03 . . . . . . . . . . . .        100              102
 Credit Suisse First Boston (FB)
 6.5% due 01/15/12  . . . . . . . . . . . .        125              126
 Credit Suisse First Boston Mortgage 2001 -
  Cl. A2 (CO)
 5.935% due 01/15/06  . . . . . . . . . . .        100              105
 Crown Castle International Corp. - Sr.
  Notes (ID)
 10.75% due 08/01/11  . . . . . . . . . . .         75               49
 Deutsche Telekom International - Gtd. Notes
  (ID)
 8.5% due 06/15/10  . . . . . . . . . . . .         25               25
 Devon Financing Corp. - Notes (ID)
 6.875% due 09/30/11  . . . . . . . . . . .         50               52
 Dillard Department Stores, Inc. - Notes
  (ID)
 6.625% due 01/15/18  . . . . . . . . . . .         75               63
 Edison Mission Energy - Sr. Notes (EU)
 9.875% due 04/15/11  . . . . . . . . . . .        100               99
 Federal National Mortgage Assoc. - Sr.
  Notes (FN)
 2.125% due 10/09/07  . . . . . . . . . . .    100,000              912
 Federal National Mortgage Assoc. (FN)
 5.125% due 02/13/04  . . . . . . . . . . .        500              519
 6.0% due 05/15/08  . . . . . . . . . . . .        100              107
 6.5% due 08/01/13  . . . . . . . . . . . .        327              340
 6.5% due 09/01/30  . . . . . . . . . . . .        430              438
 7.0% due 11/01/30  . . . . . . . . . . . .        390              403
 7.0% due 12/01/30  . . . . . . . . . . . .        298              206
 7.0% due 09/01/31  . . . . . . . . . . . .        179              185
 7.5% due 12/01/30  . . . . . . . . . . . .        114              120
 First Union National Bank Commercial &
  Mortgage Trust - Ser. 2002-C1 Cl. A1 (FD)
 5.585% due 08/12/10  . . . . . . . . . . .         74               75
 Fox Sports Networks LLC - Sr. Disc. Notes
  (ID)
 0.0% due 08/15/07  . . . . . . . . . . . .        125              127
 Gemstone Investor, Ltd. - Gtd. Sr. Notes
  (FB)
 7.71% due 10/31/04 . . . . . . . . . . . .        100               97
 General Motors Acceptance Corp. - Notes
  (FB)
 6.875% due 09/15/11  . . . . . . . . . . .        100               99
 Georgia Pacific Corp. - Notes (ID)
 7.5% due 05/15/06  . . . . . . . . . . . .        100               96

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2002
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                 Par            Market
               Name of Issuer                   Value            Value
                                               (000's)          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

United States - Continued
 Household Financial Corp. (FB)
 5.75% due 01/30/07 . . . . . . . . . . . .   $     75          $    74
 J.C. Penney, Inc. - Debs. (ID)
 7.95% due 04/01/17 . . . . . . . . . . . .         25               23
 Liberty Media Corp. - Bonds (ID)
 7.875% due 07/15/09  . . . . . . . . . . .         75               75
 Nortel Networks, Ltd. - Notes (ID)
 6.125% due 02/15/06  . . . . . . . . . . .        125               71
 Northwest Airlines, Inc.- Notes (ID)
 8.52% due 04/07/04 . . . . . . . . . . . .         50               46
 Progress Energy, Inc. - Sr. Notes (EU)
 7.1% due 03/01/11  . . . . . . . . . . . .        100              106
 Qwest Capital Funding - Gtd. Notes (ID)
 7.9% due 08/15/10  . . . . . . . . . . . .         70               40
 Qwest Capital Funding, Inc. - Gtd. Notes
  (ID)
 7.75% due 08/15/06 . . . . . . . . . . . .        125               76
 Salomon Brothers Commercial and Mortgage
  Trust - Ser. 2001-C1 Cl. A3 (CO)
 6.428% due 12/18/35  . . . . . . . . . . .        125              132
 Six Flags, Inc. - Sr. Notes (ID)
 9.5% due 02/01/09  . . . . . . . . . . . .        100              101
 Solectron Corp. - Sr. Notes (ID)
 9.625% due 02/15/09  . . . . . . . . . . .         50               45
 Southern Natural Gas Co. - Notes (EU)
 8.0% due 03/01/32  . . . . . . . . . . . .         50               49
 Spectrasite Holdings, Inc. - Sr. Notes -
  Ser. B (ID)
 10.75% due 03/15/10  . . . . . . . . . . .         75               35
 Sprint Capital Corp. - Notes (ID)
 7.125% due 01/30/06  . . . . . . . . . . .         50               40
 Sprint Capital Corp. (ID)
 7.625% due 01/30/11  . . . . . . . . . . .         50               40
 Tellus Corp. - Notes (ID)
 8.0% due 06/01/11  . . . . . . . . . . . .         75               62
 Telstra, Ltd. - Notes (ID)
 6.375% due 04/01/12  . . . . . . . . . . .        125              128
 U.S. Treasury - Notes (TN)
 3.25% due 05/31/04 . . . . . . . . . . . .        875              882
 6.25% due 02/15/07 . . . . . . . . . . . .        675              739
 U.S. Treasury - Bonds (TB)
 5.25% due 02/15/29 . . . . . . . . . . . .        125              117
 7.25% due 05/15/16 . . . . . . . . . . . .      1,000            1,179
 7.875% due 02/15/21  . . . . . . . . . . .         50               63
 8.875% due 08/15/17  . . . . . . . . . . .        300              405
 Univision Communications, Inc. - Sr. Notes
  (ID)
 7.85% due 07/15/11 . . . . . . . . . . . .        100              105
 Washington Mutual, Inc. (FB)
 5.625% due 01/15/07  . . . . . . . . . . .        125              127
 Williams Cos, Inc. 144A (a) (EU)
 8.125% due 03/15/12  . . . . . . . . . . .         35               29
 Young Broadcasting, Inc. - Sr. Sub Notes
  (ID)
 10.0% due 03/01/11 . . . . . . . . . . . .         50               45
                                                               --------
                                                                 10,483
                                                               --------
                TOTAL PUBLICLY-TRADED BONDS-      90.2%          47,539

SHORT-TERM INVESTMENTS - 10.7%

 Investment in joint trading account (Note B)
  1.885% due 07/01/02 . . . . . . . . . . .      5,634            5,634
                                               ---------        -------
                          TOTAL INVESTMENTS-     100.9%          53,173
        Payables, less cash and receivables-      (0.9)%           (493)
                                               ---------        -------
                                 NET ASSETS-     100.0%         $52,680
                                               =========        =======

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, securities aggregated $700 or 1.3% of net assets of the Portfolio.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market       % of
                                             Industry      Value     Long-Term
                Industry                   Abbreviation    (000s)    Investments
U.S. Governmental - Notes . . . . . . .         TN        $ 1,620           3.4%
U.S. Governmental - Bonds . . . . . . .         TB          1,764           3.7%
Industrial. . . . . . . . . . . . . . .         ID          2,819          5.90%
Foreign Governmental. . . . . . . . . .         FG         20,997          44.2%
U.S. Government Agencies -
  FNMA. . . . . . . . . . . . . . . . .         FN          2,604           5.5%
U.S. Government Agencies. . . . . . . .         FD            625           1.3%
Finance . . . . . . . . . . . . . . . .         FB            965           2.0%
Electric/Gas. . . . . . . . . . . . . .         EU            284           0.6%
Corporate . . . . . . . . . . . . . . .         CP         15,861          33.4%
                                                         ---------      --------
                                                          $47,539         100.0%
                                                         =========      ========

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION
     The John Hancock Variable Series Trust I (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust. The Trust consists of twenty-eight funds: Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, International Equity Index, International Opportunities B (formerly, International Equity), Small Cap Growth, Health Sciences, Global Balanced, Multi Cap Growth (formerly, Mid Cap Growth), Large Cap Value, Large Cap Value CORE, Fundamental Value (formerly, Large/Mid Cap Value), Money Market, Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value (formerly, Small/Mid Cap Value), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond and Global Bond Funds (collectively, "the Funds"). The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U "JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Han-cock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Insurance Account UV ("JHVLIAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").

NOTE B--ACCOUNTING POLICIES

     Valuation of investments: For the Large Cap Growth, Fundamental Growth, Emerging Markets Equity, Small Cap Growth, Health Sciences, Multi Cap Growth, Large Cap Value, Large Cap Value CORE, Fundamental Value, Small/ Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Equity, and Equity Index Funds:
Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.
     For the Active Bond, Bond Index, Managed, Short-Term Bond, High Yield Bond and Global Bond Funds: Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.
     For the Money Market Fund: The Board of Trustees has determined that the appropriate method for valuing Fund securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Fund does not exceed 90 days. Accordingly, Fund securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.
     For each of the Funds, short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.
     For the International Equity Index, International Opportunities B, Global Balanced and International Opportunities Funds: Investments in securities traded on national securities exchanges in the United States or on equivalent foreign exchanges are normally valued at the last quoted sales price on such exchanges as of the close of business on the date of which assets are valued. Securities traded in the over-the-counter market and securities traded with no sales on the day of valuation are normally valued at their last available bid price. All Fund securities initially expressed in terms of foreign currencies have been translated into U.S. Dollars as described in "Currency Translation" below.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Funds, are valued at fair value as determined in good faith by the Board of Trustees. Investment security transactions are recorded on the date of purchase or sale.

     Repurchase agreements: The Funds may enter into repurchase agreements which are contracts under which a Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Funds' cost plus interest). A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States Government Securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint repurchase agreements: The Active Bond and Small Cap Growth Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. ("Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times. The International Opportunities B, Large Cap Value CORE and Small/Mid Cap CORE Funds, along with other registered investment companies having a management contract with Goldman Sachs Asset Management, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. Goldman Sachs Asset Management is responsible for ensuring that the agreement is fully collateralized at all times.

     Joint trading account: Pursuant to an exemptive order issued by the Securities and Exchange Commission, the order permits the Funds to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2002 are as follows:

Name of Issuer                                                     Market Value
--------------                                                     ------------
Abbey National LLC., 1.81%, due 07/03/02                            $ 49,995
Alpine Securitization Corp., 1.85%, due 07/02/02                      24,999
Alpine Securitization Corp., 2.0%, due 07/01/02                       25,000
Bayer Corp., 1.95%, due 07/01/02                                      18,297
Blue Ridge Asset, 1.85%, due 07/02/02                                 49,997
Clipper Receivables Corp., 1.76%, due 07/01/02                        40,000
Clipper Receivables Corp., 2.01%, due 07/01/02                        10,000
Deleware Funding Corp., 1.8%, due 07/01/02                            10,004
Ed & F Man Treasury Management, 1.85%, due 07/02/02                   18,199
Ed & F Man Treasury Management, 1.9%, due 07/03/02                    21,998
Gemini Securitization Corp., 2.0%, due 07/01/02                       50,000
Goldman Sachs Group, 1.8%, due 07/02/02                               24,999
Lexington Parker Capital Corp., 2.0%, due 07/01/02                    20,006

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Name of Issuer                                                    Market Value
--------------                                                    ------------
Morgan Stanley Dean Witter, 1.87%, due 07/03/02                    $ 49,995
Old Line Funding Corp., 1.80%, due 07/02/02                           7,000
Salomon Smith Barney Holdings, 1.75%, due 07/01/02                   50,000
Sheffield Receivables Corp., 1.80%, due 07/02/02                     10,999
UBS Finance Inc., 1.80%, due 07/03/02                                25,997
Windmill Funding Corp., 1.85%, due 07/01/02                          20,000
Windmill Funding Corp., 1.84%, due 07/03/02                          24,997
                                                                   --------
   Joint Trading Account Totals                                    $552,482
                                                                   ========

     Currency translation: All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

     Discount and premium on debt securities: The Funds accrete discount and amortize premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

     Expenses: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated on the basis of relative net assets.

     Bank borrowings: The Funds (except for Money Market and International Equity Index Funds) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds (excluding Equity Index) have entered into a syndicated line of credit agreement with State Street Bank and Trust Company (" SSBT" ), the Trust's recordkeeper and custodian. This agreement enables the Funds to participate in an unsecured line of credit, which permits borrowings up to $75 million, collectively. Equity Index has entered into a syndicated line of credit with Fleet Bank. This agreement enables the Equity Index Fund to participate in an unsecured line of credit, which permits borrowings up to $10 Million. Interest is charged to each Fund, based on its borrowing. In addition, a commitment fee is charged to each Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. Interest expense paid under the line of credit is included under the caption " Other fees" in the Statement of Operations. The following funds had borrowings under the line of credit during the period ended June 30, 2002:

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I (UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B- ACCOUNTING POLICIES- Continued

                                 Average Daily Loan Balance
                                 During the Period for which     Weighted Average
Fund                             Loans were Outstanding          Interest Rate              Interest Expense
----                             ----------------------          -------------              ----------------
Fundamental Growth                       $   60                      2.26%                         $-
International Opportunities B                95                      2.29                           -
Global Balanced                             126                      2.38                           -
Large Cap Value CORE                        152                      2.30                           -
Large Cap Aggressive
   Growth                                    47                      2.26                           -
Small/Mid Cap CORE                          747                      2.26                           -
Growth & Income                             731                      2.43                           -
Small Cap Equity                          2,073                      2.28                           1
International Opportunities               1,737                      2.29                           7
High Yield Bond                             944                      2.44                           -
Global Bond                                 846                      2.22                           -


     Securities lending: Certain Funds (Large Cap Growth, Fundamental Growth, Active Bond, International Equity Index, Small Cap Growth, Multi Cap Growth, Large Cap Value, Small/Mid Cap Growth, Bond Index, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities and Global Bond Funds) have entered into an agreement with State Street Bank & Trust to lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. These loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2002, the market value of the securities loaned and the market value of the collateral were as follows:

Fund                               Value of Securities Loaned      Value of Collateral
----                               --------------------------      -------------------
Large Cap Growth                         $ 11,291                      $ 11,673
Fundamental Growth                            801                           828
Active Bond                                67,983                        69,353
International Equity Index                 21,436                        22,545
Small Cap Growth                           14,825                        15,457
Multi Cap Growth                           10,049                        10,440
Large Cap Value                               496                           584
Small/Mid Cap Growth                       27,482                        28,737
Bond Index                                 40,906                        41,743
Growth & Income                            69,599                        71,911
Managed                                   122,290                       125,776
Short-Term Bond                            27,062                        27,622
Small Cap Equity                           15,294                        16,204
International Opportunities                11,169                        11,746
Global Bond                                 2,104                         2,146

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Financial futures contracts: The Large Cap Growth, Active Bond, Emerging
     ---------------------------
Markets Equity, International Equity Index, International Opportunities B, Small Cap Growth, Health Sciences, Global Balanced, Multi Cap Growth, Large Cap Value CORE, Fundamental Value, Small/Mid Cap Growth, Small Cap Value, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Equity Index, High Yield Bond and Global Bond Funds may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the Chicago Board of Trade or U.S. commodities exchange. Daily adjustments, called variation margin, arising from this "mark to market", are recorded by the Funds as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risk of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2002, open financial futures contracts were as follows:

                                          Open                                                           Unrealized
Fund                                    Contracts        Position           Expiration Month             Gain (loss)
----                                    ---------        --------           ----------------             -----------
INTERNATIONAL EQUITY INDEX
CAC 40 10 Euro Index Futures                15             Long                September 02                $  23
DAX Index Futures                            5             Long                September 02                   19
Nikkei 225 Index Futures                    17             Long                September 02                   17
FTSE 100 Index Futures                      10             Long                September 02                   17
                                                                                                           -----
                                                                                                           $  76
                                                                                                           =====
FUNDAMENTAL VALUE
S&P 500 Index Futures                        7             Long                September 02                $ (82)
                                                                                                           =====

SMALL/MID CAP CORE
S&P 500 Index Futures                        5             Long                September 02                $  17
                                                                                                           =====

EQUITY INDEX
S&P 500 Index Futures                       66             Long                September 02                $(460)
                                                                                                           =====

     At June 30, 2002, the International Equity Index, Large Cap Value Core, Fundamental Value, Small/Mid Cap CORE, and Equity Index had deposited $350, $185, $200, $200, and $1,245, respectively, in segregated accounts to cover initial margin requirements on open financial futures contracts.

     Forward foreign currency contracts: The Funds may use forward foreign
     ----------------------------------
currency contracts to facilitate transactions in foreign securities and to manage Funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Funds'

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued


securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of June 30, 2002 the Emerging Markets Equity, International Equity Index, Global Balanced, International Opportunities and Global Bond Funds had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:

                                    Principal Amount                                    Unrealized
Fund                               Covered by Contract         Expiration Month         Gain (Loss)
----                               -------------------         ----------------         -----------
EMERGING MARKETS EQUITY

Currency Purchased
------------------
Malaysian Ringgit                              57                     July 02                 $ --
                                                                                              ====
INTERNATIONAL EQUITY INDEX

Currency Purchased
------------------
Euro                                          639                     July 02                 $ (2)
Euro                                        1,352                September 02                   33
Japanese Yen                                1,590                September 02                   57
Pound Sterling                                104                     July 02                   --
Pound Sterling                              1,227                September 02                   33
                                                                                              ----
                                                                                              $121
                                                                                              ====
Currency Sold
-------------
Euro                                            3                     July 02                 $ --
Euro                                          311                September 02                   (8)
Japanese Yen                                   11                September 02                   --
Japanese Yen                                1,692                September 02                  (24)
Malaysian Ringgit                               1                     July 02                   --
Pound Sterling                                729                September 02                  (12)
South African Rand                             78                     July 02                   --
                                                                                              ----
                                                                                              $(44)
                                                                                              ====
GLOBAL BALANCED

Currency Purchased
------------------
Australian Dollar                             146                     July 02                 $  8
Euro                                          156                     July 02                   16
Euro                                          137                   August 02                   11
Euro                                          507                September 02                   49
Euro                                          198                  October 02                   21
Euro                                           59                 November 02                    4
Euro                                           61                 December 02                    3
Japanese Yen                                   89                     July 02                    6

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I (UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B- ACCOUNTING POLICIES- Continued

                                    Principal Amount                                    Unrealized
Fund                               Covered by Contract         Expiration Month         Gain (Loss)
----                               -------------------         ----------------         -----------
Japanese Yen                                  473                     July 02             $  33
Japanese Yen                                  471                 December 02                31
                                                                                          -----
                                                                                          $ 182
                                                                                          =====
Currency Sold
-------------
Australian Dollar                              89                     July 02             $  (5)
Canadian Dollar                                38                   August 02                --
Euro                                          473                     July 02               (43)
Pound Sterling                                 59                     July 02                (4)
Pound Sterling                                 30                   August 02                (2)
Pound Sterling                                 90                September 02                (3)
Pound Sterling                                198                  October 02               (10)
Japanese Yen                                  244                     July 02               (22)
Japanese Yen                                   68                   August 02                (2)
Japanese Yen                                  373                September 02               (29)
Japanese Yen                                   59                 November 02                (2)
Mexican Peso                                   61                 December 02                 2
                                                                                          -----
                                                                                          $(120)
                                                                                          =====
INTERNATIONAL OPPORTUNITIES

Currency Purchased
------------------
Japanese Yen                                   89                     July 02                --
Currency Sold
-------------
Euro                                           89                     July 02                --

GLOBAL BOND

Currency Purchased
------------------
Euro                                          241                     July 02             $   5
Japanese Yen                                3,075                     July 02               214
Japanese Yen                                  805                   August 02                31
                                                                                          -----
                                                                                          $ 250
                                                                                          =====
Currency Sold
-------------
Euro                                        1,708                     July 02             $(212)
Euro                                          966                September 02               (17)
Japanese Yen                                  241                     July 02                (6)
                                                                                          -----
                                                                                          $(235)
                                                                                          =====

     Federal income taxes: Each of the Funds intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2001, the Funds had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: Large Cap Growth had $195,795, which expires in 2009;

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     Fundamental Growth had $633, $3,441 and $20,263 which expire in 2007, 2008 and 2009 respectively; Active Bond had $7,573 and $14,370, which expire in 2007 and 2008, respectively; Emerging Markets Equity had $13,587, which expires in 2009; International Equity Index had $2,399, which expires in 2009; International Opportunities B had $266, $2,071 and $2,540, which expire in 2007, 2008 and 2009 respectively; Small Cap Growth had $2,089, $10,298 and $43,738, which expire in 2007, 2008 and 2009, respectively; Health Sciences had $187, which expires in 2009; Global Balanced had $457, which expires in 2009; Multi Cap Growth had $207,299, which expires 2009; Large Cap Value Core had $495, which expires in 2009; Fundamental Value had $410, which expires in 2009; Money Market had $11 and $78, which expire in 2007 and 2008, respectively; Small/Mid Cap Growth had $663, which expires in 2009; Large Cap Aggressive Growth had $6,402, which expires in 2009; Small/Mid Cap CORE had $31, which expires in 2009; Growth & Income had $1,307, $12,242 and $472,417, which expire in 2007,
2008 and 2009, respectively; Managed had $2,000 and $85,008, which expire in 2008 and 2009, respectively; Short-Term Bond had $574 and $679, which expire in 2007, and 2008, respectively; Small Cap Equity had $11,459, which expires in 2009; International Opportunities had $6,475, which expires in 2009; High Yield Bond had $276, $513, and $2,210 which expire in 2007, 2008 and 2009, respectively; and Global Bond had $521 and $2,108, which expire in 2007 and 2008, respectively.

     Included in the above, the VST Growth & Income Fund inherited $5,813, $5,889 and $1,846 from its merger with VA Core Equity Fund, VA Large Cap Growth Fund and VST Mid Cap Blend Fund, respectively, which may be subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

     Included in the above, the VST Fundamental Growth Fund inherited $4,074 from its merger with VA Mid Cap Growth Fund, which may be subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

     Included in the above, the VST Small Cap Growth Fund inherited $4,131 from its merger with VA Small Cap Growth Fund, which may be subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

     Included in the above, the VST International Equity Fund inherited $2,336 from its merger with VA International Fund, which may be subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

     Included in the above, the VST Managed Fund inherited $2,000 from its merger with VST Aggressive Balanced Fund, which may be subject to certain limitations imposed by Sections 382-384 of the Internal Revenue Code.

     Dividends, Interest and Distributions: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Large Cap Growth, Emerging Markets Equity, International Equity Index, International Opportunites B, Health Sciences, Global Balanced, Large Cap Value, Large Cap Value Core, Fundamental Value, Large Cap Aggressive Growth, Real Estate, Growth & Income, Managed, International Opportunities, Equity Index, and Global Bond Funds are shown net of foreign taxes withheld of $12, $43, $202, $41, $7, $12, $15, $1, $8, $2, $8, $133, $117, $118, $21, and 4
respectively. Realized gains and losses from security transactions are determined on the basis of identified cost.

     A dividend of its net investment income will be declared and distributed daily by the Money Market Fund. Dividends of net investment income will be declared and distributed monthly by all other Funds. Each Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

     On May 1, 2001, the stable Net Asset Value of the Money Market portfolio changed from $10 to $1 due to a 10 for 1 stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the change in the Financial Highlights and has been reflected in the capital share activity on the Statements of Changes in Net Assets.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 7, 2001, June 13, 2001, December 12, 2001 the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rates:
            For the Large Cap Growth Fund, 0.40% on an annual basis of the first $500,000 of the net assets of the Fund; 0.35% for net assets between $500,000 and $1,000,000; and 0.30% for net assets in excess of $1,000,000;
          For the Fundamental Growth Fund, 0.90% on an annual basis of the first $250,000 of the Fund's net assets; and 0.85% for net assets in excess of $250,000;
          For the Active Bond Fund, 0.70% on an annual basis of the first $100,000 of the net assets of the Fund; 0.65% for net assets between $100,000 and $250,000; 0.61% for net assets between $250,000 and $500,000;
     0.58% for net assets between $500,000 and $1,000,000; and 0.55% for net assets in excess of $1,000,000;
          For the Emerging Markets Equity Fund, 1.65% on an annual basis of the first $10,000 of the Fund's net assets; 1.45% for net assets between $10,000 and $150,000; and 1.35% for net assets in excess of $150,000;
          For the International Equity Index Fund, 0.18% on an annual basis of the first $100,000 of the Fund's net assets; 0.15% for net assets between $100,000 and $200,000; and 0.11% for net assets in excess of $200,000;
          For the International Opportunities B Fund, 1.20% on an annual basis of the first $50,000 of the Fund's net assets; 1.05% for net assets between $50,000 and $200,000; and 1.00% for net assets in excess of $200,000;
          For the Small Cap Growth Fund, 1.05% on an annual basis of the Fund's net assets;
          For the Health Sciences Fund, 1.00% on an annual basis of the first $250,000 of the Fund's net assets; 0.95% of net assets in excess of $250,000;
          For the Global Balanced Fund, 1.05% on an annual basis of the first $150,000 of the Fund's net assets; 0.95% for net assets between $150,000 and $300,000; 0.80% for net assets between $300,000 and $500,000; and 0.75%
     for net assets in excess of $500,000;
          For the Multi Cap Growth (formerly, Mid Cap Growth) Fund, 1.00% on an annual basis of the first $100,000 of the Fund's net assets; and 0.90% on an annual basis for net assets in excess of $100,000;
          For the Large Cap Value Fund, 0.75% on an annual basis of the Fund's net assets;
          For the Large Cap Value CORE Fund, 0.75% on an annual basis for the first $50,000 of the Fund's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;
          For the Fundamental Value Fund, 0.95% on an annual basis for the first $25,000 of the Fund's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $100,000; and 0.65% for net assets in excess of $100,000;
          For the Money Market Fund, 0.25% on an annual basis of the Fund's net assets;
          For the Small/Mid Cap Growth Fund, 1.00% on an annual basis of the first $50,000 of the Fund's net assets; 0.95% for net assets between $50,000 and $200,000; and 0.90% for net assets in excess of $200,000;

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES- Continued

          For the Bond Index Fund, 0.15% on an annual basis of the first $100,000 of the Fund's net assets; 0.13% for net assets between $100,000 and $250,000; and 0.11% for net assets in excess of $250,000;
          For the Large Cap Aggressive Growth Fund, 1.00% on an annual basis for the first $10,000 of the Fund's net assets; 0.875% for net assets between $10,000 and $20,000; 0.75% for net assets in excess of $20,000;
          For the Small/Mid Cap CORE Fund, 0.80% on an annual basis of the first $50,000 of the Fund's net assets; and 0.70% for net assets in excess of $50,000;
          For the Small Cap Value Fund, 0.95% on an annual basis of the Fund's net assets;
          For the Real Estate Equity Fund, 1.10% on an annual basis of the first $50,000 of the Fund's net assets, 1.00% for net assets between $50,000 and $100,000; 0.90% for net assets between $100,000 and $200,000 and 0.80% for net assets in excess of $200,000;
          For the Growth & Income Fund, 0.71% on an annual basis of the first $150,000 of the Fund's net assets; 0.69% for net assets between $150,000 and $300,000; and 0.67% for net assets in excess of $300,000;
          For the Managed Fund, 0.74% on an annual basis of the first $500,000 of the Fund's net assets; 0.68% for net assets between $500,000 and $1,000,000; and 0.65% for net assets in excess of $1,000,000;
          For the Short-Term Bond Fund, 0.60% on an annual basis of the Fund's net assets;
          For the Small Cap Equity Fund, 0.90% on an annual basis of the first $150,000 of the Fund's net assets; 0.75% for net assets between $150,000 and $200,000; 0.65% for net assets between $200,000 and $500,000; and 0.60%
     for net assets in excess of $500,000;
          For the International Opportunities Fund, 1.30% on an annual basis of the first $20,000 of the Fund's net assets; 1.15% for net assets between $20,000 and $50,000; and 1.05% for net assets in excess of $50,000;
          For the Equity Index Fund, 0.15% on an annual basis of the first $75,000 of the Fund's net assets; 0.14% for net assets between $75,000 and $125,000; and 0.13% for the net assets in excess of $125,000;
          For the High Yield Bond Fund, 0.80% on an annual basis of the first $100,000 of the Fund's net assets; 0.70% for net assets in excess of $100,000;
          For the Global Bond Fund, 0.85% on an annual basis of the first $150,000 of the Fund's net assets; 0.80% for net assets between $150,000 and $300,000; 0.75% for net assets between $300,000 and 500,000; and 0.70%
     for the net assets in excess of $500,000.

In the event that normal operating expenses of each Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of each Fund's daily net asset value, John Hancock and JHVLICO will reimburse each Fund for such excess. Accordingly, for the period ended June 30, 2002, the reimbursements paid from John Hancock and JHVLICO were $16 to Fundamental Growth, $265 to Emerging Markets Equity, $9 to International Equity Index, $68 to International Opportunities B, $18 to Health Sciences, $30 to Global Balanced, $180 to Multi Cap Growth, $22 to Large Cap Value, $24 to Large Cap Value CORE, $123 to Small/Mid Cap Growth, $26 to Small/Mid Cap CORE, $60 to Short Term Bond, $151 to International Opportunities, $12 to High Yield Bond, and $17 to Global Bond Funds.

     During the year ended December 31, 2000, John Hancock voluntarily contributed approximately $284 to the Money Market Fund. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Funds' net asset values.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES- Continued

     John Hancock has entered into Sub-Advisory Agreements with Independence Investment LLC, formely Independence Investment Associates, Inc., with respect to the Large Cap Growth, International Equity Index Fund, Real Estate Equity, Growth & Income, Managed and Short-Term Bond Funds; with Adviser, with respect to the Active Bond and Small Cap Growth Funds, each of whom is an affiliate of John Hancock, and, under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds. John Hancock has also entered into the Sub-Advisory Agreements with the following Sub-Advisers, each of whom under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds:

Fund                                 Sub-Advisers
----                                 ------------
Fundamental Growth                   Putnam Investment Management, LLC.
Emerging Markets Equity              Morgan Stanley Investment Management, Inc.
International Opportunities B        T. Rowe Price Associates, Inc.
Health Sciences                      Putnam Investment Management, LLC
Global Balanced                      Capital Guardian Trust Company
Multi Cap Growth                     Janus Capital Corporation
Large Cap Value                      T. Rowe Price Associates, Inc.
Large Cap Value CORE                 Goldman Sachs Asset Management
Fundamental Value                    Wellington Management Company, LLP
Money Market                         Wellington Management Company, LLP
Small/Mid Cap Growth                 Wellington Management Company, LLP
Bond Index                           Mellon Bond Associates, LLP
Large Cap Aggressive Growth          Alliance Capital Management, LLP
Small/Mid Cap CORE                   Goldman Sachs Asset Management
Small Cap Value                      T. Rowe Price Associates, Inc.
Real Estate Equity                   Morgan Stanley Investment Management, Inc.
Growth & Income                      Putnam Investment Management, LLC
Managed                              Capital Guardian Trust Company
Small Cap Equity                     Capital Guardian Trust Company
International Opportunities          T. Rowe Price International, Inc.
Equity Index                         State Street Global Bank & Trust N.A.
High Yield Bond                      Wellington Management Company, LLP
Global Bond                          Capital Guardian Trust Company

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLIAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for each Fund for the period ended June 30, 2002 were as follows:

Fund                                         Purchases      Sales and Maturities
----                                         ---------      --------------------
Large Cap Growth                            $  292,638        $  314,023
Fundamental Growth                              16,328            18,483
Active Bond                                    664,203           660,502
Emerging Markets Equity                         22,442            12,086
International Equity Index                      11,336            16,104
International Opportunities B                   40,492            38,051
Small Cap Growth                                65,975            73,331
Health Sciences                                 18,884            13,659
Global Balanced                                  8,281             6,955
Multi Cap Growth                               213,203           215,195
Large Cap Value                                 51,982            23,917
Large Cap Value CORE                            20,484            26,142
Fundamental Value                               73,902            69,131
Small/Mid Cap Growth                           137,651           140,474
Bond Index                                      39,637             3,402
Large Cap Aggressive Growth                     10,309             9,523
Small/Mid Cap CORE                              27,093            25,442
Small Cap Value                                 43,716             9,091
Real Estate Equity                              41,123            21,307
Growth & Income                                810,378           879,496
Managed                                      2,554,061         2,566,146
Short-Term Bond                                 79,019            34,185
Small Cap Equity                                13,585            15,334
International Opportunities                     34,470            30,692
Equity Index                                    64,444            24,001
High Yield Bond                                 29,047            13,610
Global Bond                                     11,379            11,262

     The identified cost of investments owned by the Funds (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation for Federal income tax purposes at June 30, 2002 were as follows:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D- INVESTMENT TRANSACTIONS- Continued

                                                                                            Net Unrealized
                                    Identified       Unrealized           Unrealized         Appreciation
Fund                                   Cost         Appreciation         Depreciation       (Depreciation)
----                                   ----         ------------         ------------       --------------
Large Cap Growth                   $  699,051             $30,554          $(123,498)        $ (92,944)
Fundamental Growth                     31,909               1,644             (5,745)           (4,101)
Active Bond                           887,136              23,635            (17,188)             6,447
Emerging Markets Equity                39,149               3,793             (4,170)             (376)
International Equity Index            137,595              10,098            (33,616)          (23,518)
International Oppotunities B           31,213                 816             (2,625)           (1,809)
Small Cap Growth                      150,421              17,999            (24,197)           (6,198)
Health Sciences                        32,800                 635             (4,365)           (3,730)
Global Balanced                       303,420               1,684             (4,422)           (2,738)
Multi Cap Growth                      183,988               4,815            (28,630)          (23,815)
Large Cap Value                       267,849              23,356            (28,477)           (5,121)
Large Cap Value CORE                   52,870               2,590             (5,695)           (3,105)
Fundmamental Value                    156,777               7,472            (16,815)           (9,343)
Small/Mid Cap Growth                  173,476               8,469            (22,640)          (14,171)
Bond Index                            158,771               3,698               (537)             3,161
Large Cap Aggressive Growth            36,731               1,190             (6,061)           (4,871)
Small/Mid Cap CORE                     47,786               4,667             (4,140)               527
Small Cap Value                       126,090              19,548             (6,348)          (13,200)
Real Estate Equity                    165,793              32,922             (2,400)            30,522
Growth & Income                     1,165,673             173,070           (239,432)          (66,362)
Managed                             1,248,436             157,094           (189,019)          (31,925)
Short-Term Bond                       167,680               2,587               (161)             2,426
Small Cap Equity                       74,674               7,317            (20,262)          (12,945)
International Opportunities           100,288               4,768            (18,207)          (13,439)
Equity Index                          646,558              27,828           (168,131)         (140,303)
High Yield Bond                        64,381               1,461             (9,795)           (8,335)
Global Bond                            44,832               3,463               (756)             2,707

     Distribution of Income and Gains: Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on it's federal income tax returns.

     The timing and charachterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in passive foreign investment companies and foreign denominated investments. Additionally, as a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of it's capital accounts without impacting the net asset value of the fund.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS- Continued

     At December 31, 2001, the Fund's components of distributable earnings on a tax basis were as follows:

                                Undistributed           Undistributed net
Fund                           ordinary income        long-term capital gain
----                           ---------------        ----------------------
Large Cap Growth                    $   468                 $   --
Active Bond                           5,646                     --
Emerging Markets Equity                  82                     --
Large Cap Value                         598                    562
Fundamental Value                        22                     --
Money Market                             89                     --
Bond Index                             --                       72
Small Cap Value                           2                    262
Real Estate Equity                    1,982                    516
Growth & Income                         216                     --
Managed                              32,913                     --
Short-Term Bond                          70                     --
Small Cap Equity                          2                     --
Equity Index                           --                    11,451
High Yield Bond                           3                     --
Global Bond                             512                     --

     In addition, during the year ended December 31, 2001, the tax character of distributions paid by the Fund are summarized as follows:

                                        Distributions from        Distributions from
Fund                                     ordinary income        long-term capital gain     Return of Capital
----                                     ---------------        ----------------------     -----------------
Large Cap Growth                              $ 1,518                 $   --                    $ --
Active Bond                                    51,604                     --                      --
Emerging Markets Equity                            --                     --                      65
International Equity Index                      1,958                     --                     594
International Opportunities B                      94                     --                      24
Health Sciences                                    --                     --                      16
Global Balanced                                    --                     --                     355
Large Cap Value                                 3,428                  3,273                      --
Large Cap Value CORE                              364                     --                      --
Fundamental Value                                 348                     --                      --
Money Market                                   19,646                     --                      --
Bond Index                                      5,370                    207                      --
Small/Mid Cap CORE                                143                     --                      --
Small Cap Value                                   510                    564                      --
Real Estate Equity                              6,732                  4,879                      --
Growth & Income                                13,030                     --                      --
Managed                                        57,251                 13,283                      --
Short-Term Bond                                 6,318                     --                      --

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS-Continued

                                 Distributions from        Distributions from
Fund                              ordinary income         long-term capital gain     Return of Capital
----                              ---------------         ----------------------     -----------------
Small Cap Equity                     $   42                       $     -                   $  -
International Opportunities             455                             -                    246
Equity Index                          6,121                        17,290                      -
High Yield Bond                       3,490                             -                      -
Global Bond                           2,243                             -                      -

NOTE E- COMBINATION

     On December 6, 2001, shareholders approved the combination of several John Hancock Funds. The shareholders of the acquiring funds approved the combination of the funds in the following table:


   Acquiring Fund                     Target Fund
   --------------                     -----------
VST Active Bond                       VA Bond Fund
VST Growth & Income                   VA Core Equity
VST Growth & Income                   VA Large Cap Growth
VST Fundamental Growth                VA Mid Cap Growth
VST Small Cap Growth                  VA Small Cap Growth

     These combinations provide for the transfer of substantially all of the assets and liabilities of the target funds to the acquiring funds in exchange solely for the fund shares of the acquiring funds. The acquisitions were accounted for as tax-free exchanges as follows:

                                                             Target Fund
                            Trust shares                     unrealized        Acquiring Fund      Acquiring Fund
   Acquiring Fund           issued by         Target Fund   appreciation/     net assets prior    aggregate net assets
   vs. Target Fund          Acquiring Fund    net assets    (depreciation)     to combination      after combination
   ---------------          -------------     ----------    --------------     --------------      -----------------
   VST Active Bond
   vs. VA Bond                $7,379            $70,283       $   (24)          $  862,228              $  932,510

   VST Growth &
   Income vs. VA Core
   Equity                      2,924             35,113         4,160            2,454,326               2,489,440

   VST Growth &
   Income vs. VA Large
   Cap Growth                    429              5,158           663            2,489,440               2,494,598

   VST Fundamental
   Growth vs. VA Mid
   Cap Growth                    554              4,720           602               33,059                  37,780

   VST Small Cap
   Growth vs. VA Small
   Cap Growth                    904             10,473         1,119              180,456                 191,197

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--COMBINATION-Continued

     On December 13, 2001, shareholders approved the combination of several John Hancock Funds. The shareholders of the acquiring funds approved the combination of the funds in the following table:

   Acquiring Fund                        Target Fund
   --------------                        -----------
VST Active Bond                          VST Active Bond II
VST Growth & Income                      VST Mid Cap Blend
VST Managed                              VST Aggressive Balanced
VST Money Market                         VA Money Market
VST Equity Index                         VA 500 Index
VST International Opportunities B        VA International
(formerly, International Equity)

     These combinations provide for the transfer of substantially all of the assets and liabilities of the target funds to the acquiring funds in exchange solely for the fund shares of the acquiring funds. The acquisitions were accounted for as tax-free exchanges as follows:

                            Trust shares                     unrealized        Acquiring Fund      Acquiring Fund
   Acquiring Fund           issued by         Target Fund   appreciation/     net assets prior    aggregate net assets
   vs. Target Fund          Acquiring Fund     net assets    (depreciation)     to combination      after combination
   ---------------          -------------     ----------    --------------     --------------      -----------------
VST Active Bond vs
VST Active Bond II           $    801         $  7,619        $  (26)            $  929,499            $  937,118

VST Growth &
Income vs.VST Mid
Cap Blend                       1,623           18,947           954              2,417,601             2,436,548

VST Managed vs
VST Aggressive
Balanced                        1,253           16,164          (144)             2,482,375             2,498,539

VST Money Market
vs. VA
Money Market                  130,550          130,550            --                608,089               738,639

VST Equity Index vs
VA 500 Index                    1,009           15,141         3,209                509,212               524,353

VST International
Opportunities B (for-
merly, International              268            1,981           (14)                26,223                28,204
Equity) vs. VA Inter-
national

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E--COMBINATION-Continued

     On December 18, 2001, shareholders approved the combination of several John Hancock Funds. The shareholders of the acquiring funds approved the combination of the funds in the following table:

     Acquiring Fund                       Target Fund
     --------------                       -----------
VST Large Cap Value Core                  VST Large Cap Value Core II
VST Fundamental Value (formerly,          VST Large/Mid Cap Value II
   Large/Mid Cap Value)

     These combinations provide for the transfer of substantially all of the assets and liabilities of the target funds to the acquiring funds in exchange solely for the fund shares of the acquiring funds. The acquisitions were accounted for as tax-free exchanges as follows:

                            Trust shares                     Target Fund       Acquiring Fund        Acquiring Fund
   Acquiring Fund           issued by        Target Fund     unrealized        net assets prior    aggregate net assets
   vs. Target Fund          Acquiring Fund   net assets      depreciation      to combination      after combination
   ---------------          -------------    ----------      ------------      --------------      -----------------
   VST Large Cap Value
   Core vs. VST Large
   Cap Value Core II          $  675          $  6,577         $  (129)             $52,227              $ 58,804

   VST Fundamental
   Value (formerly,
   Large/Mid Cap               9,640           102,164          (1,911)              57,138               159,302
   Value) vs. VST
   Large/Mid Cap
   Value Core II

NOTE F- CHANGE IN ACCOUNTING PRINCIPLE
     Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums and accreting discount on debt securities. Prior to this date, the Funds did not amortize premiums or accrete discount on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in a following reduction in the cost of the investments and a corresponding increase (decrease) in unrealized appreciation (depreciation) on investments, based on securities held as of December 31, 2000:


                          Increase (decrease) in the Cost     Increase (decrease) in Net
Fund                               of Investments             Unrealized Appreciation
----                               --------------             -----------------------
Active Bond                       $(2,686)                          $(2,686)
Global Balanced                       (23)                              (23)
Bond Index                           (490)                             (490)
Managed                            (5,148)                           (5,148)
Short-Term Bond                      (147)                             (147)

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------
(000's Omitted)

NOTE F--CHANGE IN ACCOUNTING PRINCIPLE-Continued

                      Increase (decrease) in the Cost    Increase (decrease) in Net
Fund                          of Investments             Unrealized Appreciation
----                          --------------             -----------------------
High Yield Bond                   $ 387                             $ 387
Global Bond                        (125)                             (125)

     The effect of this change in the year ended December 31, 2001 was as follows:

                                                               Increase (decrease) In
                             Increase (decrease) in Net            Net Unrealized         Increase (decrease) in
Fund                              Investment Income           Appreciation/Depreciation    Net Realized Losses
----                              -----------------           -------------------------    -------------------
Active Bond                          $(4,024)                     $(1,585)                     $(2,439)
Global Balanced                         (141)                         (20)                        (121)
Bond Index                              (675)                        (334)                        (341)
Managed                               (3,488)                        (617)                      (2,871)
Short-Term Bond                         (820)                        (372)                        (448)
High Yield Bond                          559                          390                          169
Global Bond                             (723)                        (140)                        (583)

     The effect of this change on the per share operating performance and on the annualized ratio of net investment income to average net assets in the year ended December 31, 2001 was as follows:

                                                           Increase (decrease)in
                          Increase (decrease) in              Net Realized and           Increase (decrease) in Net
                          Net Investment Income               Unrealized Gains                Investment Income
Fund                           Per Share                     (Losses) Per Share             to Average Net Assets
----                           ---------                     ------------------             ---------------------
Active Bond                          --                                --                          (.04)%
Global Balanced                      --                                --                           .03 %
Bond Index                           --                                --                          (.06)%
Managed                              --                                --                            -- %
Short-Term Bond                  $(0.01)                           $(0.01)                         (.09)%
High Yield Bond                    0.06                              0.06                          1.10 %
Global Bond                          --                                --                          (.03)%

     The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------


NOTE G--OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust. John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/Policyholders held on March 14, 2002 on the following matters:

For the Multi Cap Growth Fund (formerly, Mid Cap Growth Fund):                       For     Against      Abstain
                                                                                     ---     -------      -------
To approve, as to the Mid Cap Growth Fund, a new Sub-Investment Agreement            89%     4%           7%
   among the Trust, John Hancock and Janus Capital Corp.

NOTE H--BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The Trust's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at 1-800-REAL-LIFE. The following table provides information about the members of the Board of Trustees and the officers of the Trust:

                                    Positions Held                     Principal Occupation(s)
Name, Address and Age               With Trust                         During Past Five Years
---------------------               ----------                         ----------------------
Michele G. Van Leer* (age 43)       Chairman and Trustee               Senior Vice President, Product Man-
John Hancock Place                                                     agement, John Hancock Life Insur-
Boston, Massachusetts 02117                                            ance Company; Vice Chairman,
                                                                       President & Director, John Hancock
                                                                       Variable Life Insurance Company

Kathleen F. Driscoll* (age 46)      Vice Chairman, President           Vice President, Signator Brokerage,
John Hancock Place                        and Trustee                  John Hancock Life Insurance Com-
Boston, Massachusetts 02117                                            pany; Vice President Corporate
                                                                       Communications, John Hancock Life
                                                                       Insurance Company

Elizabeth G. Cook (age 63)          Trustee                            Expressive Arts Therapist (Clients:
85 East India Row                                                      Massachusetts General Hospital,
Boston, Massachusetts 02110                                            Dana-Farber Cancer Institute); Presi-
                                                                       dent, The Advertising Club of
                                                                       Greater Boston

Diane C. Kessler (age 54)           Trustee                            Executive Director, Massachusetts
325 Parker Street                                                            Council of Churches
Newton Centre, Massachusetts
02159

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2002
--------------------------------------------------------------------------------

NOTE H--BOARD OF TRUSTEES AND OFFICERS OF THE TRUST--Continued

                                       Positions Held            Principal Occupation(s)
Name, Address and Age                  With Trust                During Past Five Years
---------------------                  ----------                ----------------------
Robert Verdonck (age 55)               Trustee                   Chairman, President and Chief Exec-
One Bennington Street                                            utive Officer, East Boston Savings
East Boston, Massachusetts 02128                                 Bank

Hassell H. McClellan (age 55)          Trustee                   Professor and Formerly Graduate
Boston College                                                   Dean, The Wallace E. Carroll School
Graduate School of Management                                    of Management, Boston College
140 Commonwealth Avenue                                          Board Member, MA Delta Dental
Chestnut Hill, Massachusetts 02467

Raymond F. Skiba (age 55)              Treasurer                 Director, Fund Operations, John
John Hancock Place                                               Hancock Signature Services, Inc.
Boston, Massachusetts 02117

Karen Q. Visconti (age 47)             Secretary                 Senior Marketing Consultant, Life
John Hancock Place                                               Product Management, John
Boston, Massachusetts 02117                                      Hancock Life Insurance Company

* Ms. Van Leer and Ms. Driscoll are the only Trustees who are "interested persons" as defined in the Investment Company Act.

END NOTES

Performance Risk
Returns are expressed after investment management fees and expenses have been deducted, but before any product-level charges have been deducted (e.g., mortality and expense risk charges). Expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus which should be preceded or accompanied by this booklet. Product-level charges are detailed in each prospectus and significantly offset the net return to the investor. Past performance is no guarantee of future results. Investment return and principal value of shares will fluctuate, so that shares when redeemed may be worth more or less than the original cost. Total returns include reinvestment of dividends and capital gains. Variable life and variable annuity prospectuses contain hypothetical illustrations that show the effect on performance of various assumptions regarding insurance protection. Investors are encouraged to obtain a personalized illustration reflecting all fees and expenses.

Investment Risk
The report details the investment portfolios and quarterly performance information for John Hancock's variable life insurance and annuity products. Investors are not able to invest directly in these funds or the benchmark. This brochure must be preceded or accompanied by the appropriate prospectus. Results shown may reflect performance of a previous firm. Not all portfolios listed are available in all products. Please consult a current prospectus for portfolio availability. Please read the prospectus carefully before you invest or send money. If the total investment return for any fund for any given year appears unusually high, the return may be attributable to unusually favorable market conditions, which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., Internet-related companies), private placements and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns. All of the funds (except bond funds and equity index funds) may participate in initial public offerings
(IPOs). Under certain market conditions, such participation could significantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

General Insurance Product Disclosure:
The Revolution Variable Annuities investment management fees vary by investment option averaging 0.75% in the last fiscal year and a mortality expense risk charge of 1.25% per year applies.

For Variable Life and Variable Universal Life, the following applies:
Deductions from Premium
Premium Tax Charge
DAC Tax Charge
Premium sales charge
Optional enhanced cash value rider charge

Deductions from Account Value
Issue Charge
Maintenance Charge
Insurance Charge
Extra Mortality Charge
Asset-based risk charge
Optional benefits charge
ASI Reductions Charge
Contingent Deferred Sales Charge
Partial Withdrawal Charge

Variable Annuities (VA)

The combination of tax-deferred** growth potential and guaranteed death benefit* protection makes the Revolution Variable Annuities a powerful alternative for reaching long-term retirement goals.

Variable annuities are designed to help you accumulate money for your own future financial needs, but you can still provide protection for your beneficiaries by taking advantage of John Hancock's death benefit options. The standard Guaranteed Death Benefit offers death benefit protection in a down market, and there are other options available, for additional layers of security.*

*The Guaranteed Death Benefit and death benefit options are based upon the claims paying ability of the issuing company.

**Tax-deferral can make your efforts to save for long term goals easier and more effective. Instead of paying taxes each year on any growth in your contract, all dividends, interest and capital gains accumulate tax-deferred. Tax deferral helps your money grow faster than a taxable investment earning the same rate of return. *

Taxable distributions (and certain deemed distributions) are subject to ordinary income tax and if taken prior to age 59 1/2, may also be subject to a 10% federal income tax penalty. Early surrenders may also be subject to a contingent deferred sales charge.

Life insurance is a fundamental part of a sound financial plan

Life insurance provides cash to your family in the event of your death. The proceeds from your life insurance policy are an important financial resource. These dollars can help pay the mortgage, support the household, and help to ensure that your dependents won't be burdened by debt.

Types of Permanent Variable Insurance There are a variety of permanent variable insurance products from which to choose. John Hancock offers:

Variable Life Insurance (VL) - A form of permanent insurance under which the death benefit and the cash value of the policy fluctuate according to the investment performance of the investment options. Most variable life insurance policies guarantee that the death benefit will not fall below a specified minimum.

Variable Universal LifeInsurance (VUL) - A form of permanent insurance that combines the premium and death benefit flexibility of universal life with the ability to choose from a variety of variable investment options.

Morningstar Disclaimers:
(C)6/30/02 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Morningstar calculates a Category Risk statistic for each subaccount with at least a three-year history by evaluating each subaccount's downside volatility relative to the other subaccount's in its Morningstar Category by concentrating on those months during which the subaccount underperformed the average return of a three-month Treasury bill. The subaccount's average monthly loss is then compared with the average monthly loss for the subaccount's Morningstar Category. The resulting risk rating expresses how risky the subaccount is relative to the average subaccount in the Morningstar Category. The 10% of subaccount's with the least risk in each Morningstar Category earn a Low Category Risk, 22.5% Below Average, 35% Average, 22.5% Above Average, and 10% High. The subaccounts' Morningstar Category Risk result for each subaccount is an average of the subaccount performance for products currently published in Morningstar. For each subaccount with at least a three-year history, Morningstar calculates a Category RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the subaccount's return for the trailing three-year period, and then adjusting this excess return for risk. The top 10% of subaccounts in each Category receive a rating of 5, the next 22.5% receive a rating of 4, the next 35% receive a rating of 3, the next 22.5% receive a rating of 2 and the bottom 10% receive a rating of 1. The subaccounts' Morningstar Category Ratings result for each subaccount is an average of the subaccount performance for products currently published in Morningstar.

                             Officers and Trustees

                          Michele G. Van Leer, Chairman
               Kathleen F. Driscoll, President and Vice Chairman
                          Karen Q. Visconti, Secretary
                     Arnold R. Bergman, Assistant Secretary
                           Raymond F. Skiba, Treasurer
                       Jude A. Curtis, Compliance Officer
                 Maryellen Carney, Assistant Compliance Officer
                          Patrick F. Smith, Controller
                      Paula M. Pashko, Assistant Controller
                                Elizabeth G. Cook
                            Reverend Diane C. Kessle
                               Hassel H. McClellan
                               Robert F. Verdonck


                               Investment Adviser

                       John Hancock Life Insurance Company
                               John Hancock Place
                                  P.O. Box 111
                                Boston, MA 02117


                              Independent Auditors

                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, MA 02116



                            Sub-Investment Advisers

                           Independence Investment LLC
                                53 State Street
                                Boston, MA 02109

                        Alliance Capital Management L.P.
                          1345 Avenue of the Americas
                               New York, NY 10105

                         Capital Guardian Trust Company
                             333 South Hope Street
                             Los Angeles, CA 90071

                         Goldman Sachs Asset Management
                                  32 Old Slip
                               New York, NY 10005

                                      Janus
                              100 Fillmore Street
                             Denver, CO 80206-4928

                           Mellon Bond Associates, LLP
                       One Mellon Bank Center, Suite 5400
                           Pittsburgh, PA 15258-0001

                      Morgan Stanley Asset Management Inc.
                          1221 Avenue of the Americas
                               New York, NY 10020

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                                Boston, MA 02199

                               Putnam Investments
                             One Post Office Square
                                Boston, MA 02109

                           SSgA Funds Management, Inc.
                             Two International Place
                                Boston, MA 02110

                         T. Rowe Price Associates, Inc.
                             100 East Pratt Street
                              Baltimore, MD 21202

                        T. Rowe Price International, Inc.
                             100 East Pratt Street
                              Baltimore, MD 21202

                       Wellington Management Company, LLP
                                75 State Street
                                Boston, MA 02109

[LOGO] John Hancock


The Variable Series Trust consists of funds used as investment options for various John Hancock variable life and variable annuity contracts. This report must be accompanied by the required prospectus and the most current quarterly performance report for the contract offered. Investors are not able to invest directly in the Variable Series Trust.

Not all of the funds described in this report are available on every product. Please refer to the prospectus for additional information about the investment options on your variable product.

If the total investment return for any fund for any given year appears unusually high, the return may be attributable to unusually favorable market conditions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements, and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns.

All of the funds (except bond funds and equity index funds) may participate in initial public offerings (IPOs). Under certain market conditions, such participation could significantly improve a fund's total investment return. There is no assurance that such market conditions will continue and provide the same favorable impact on future investment returns.

Insurance products are issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company (not licensed in New York), Boston, MA 02117, and are distributed by Signator Investors, Inc., 200 Clarendon Street, John Hancock Place, Boston, MA 02117.

                                                                    [LOGO] IMSA

S8128 8/02